UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel of Pacific Select Fund
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
CASH MANAGEMENT PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.7%

Commercial Paper - 84.1%

Abbott Laboratories 0.170% due 06/20/11	$37,000,000	$36,986,022
Archer-Daniels-Midland Co 0.280% due 04/06/11	22,000,000	21,999,144
Bank of America Corp 0.142% due 04/04/11	37,000,000	36,999,568
Bank of Montreal (Canada) 0.200% due 05/17/11	36,000,000	35,990,800
Bank of Nova Scotia NY
0.090% due 04/06/11	22,000,000	21,999,725
0.132% due 04/05/11	15,800,000	15,799,772
Caterpillar Financial Services Corp 0.050% due 04/01/11	30,900,000	30,900,000
Commonwealth Bank of Australia (Australia) 0.255% due 05/25/11	30,000,000	29,988,525
ConocoPhillips Qatar Funding Ltd (Cayman) 0.220% due 05/27/11	11,700,000	11,695,996
Electricite de France SA (France) 0.233% due 04/15/11	35,600,000	35,596,816
General Electric Capital Corp 0.203% due 05/10/11	21,000,000	20,995,450
Google Inc 0.160% due 05/13/11	5,900,000	5,898,899
Hewlett-Packard Co 0.150% due 04/11/11	20,000,000	19,999,167
John Deere Credit Ltd (Australia) 0.180% due 04/18/11	19,500,000	19,498,343
Kreditanstalt fuer Wiederaufbau (Germany)
0.213% due 05/19/11	20,000,000	19,994,400
0.260% due 04/27/11	13,000,000	12,997,559
Nestle Capital Corp
0.170% due 06/30/11	18,600,000	18,592,095
0.200% due 05/09/11	16,300,000	16,296,559
NetJets Inc 0.152% due 04/01/11	17,410,000	17,410,000
Novartis Securities Investment Ltd (Bermuda)
0.203% due 05/09/11	9,100,000	9,098,079
0.223% due 06/13/11	22,900,000	22,889,784
Roche Holdings Inc 0.160% due 04/14/11	16,400,000	16,399,052
Royal Bank of Canada (Canada) 0.270% due 05/16/11	20,000,000	19,993,250
Schlumberger Technology Corp 0.240% due 06/01/11	36,000,000	35,985,360
The Coca-Cola Co
0.213% due 06/08/11	16,000,000	15,993,653
0.213% due 06/10/11	20,000,000	19,991,833
The Procter & Gamble Co 0.193% due 05/04/11	12,900,000	12,897,753
The Walt Disney Co 0.200% due 04/21/11	29,400,000	29,396,733
Toronto Dominion Holdings USA Inc 0.233% due 06/16/11	25,000,000	24,987,861
Toyota Motor Credit Corp
0.160% due 04/05/11	18,000,000	17,999,680
0.341% due 08/08/11	19,000,000	18,976,852
United Technologies Corp 0.050% due 04/01/11	17,318,000	17,318,000

		691,566,730

Corporate Notes - 3.4%

International Business Machines Corp
0.884% due 07/28/11 §	27,491,000	27,547,027

U.S. Treasury Bills - 13.2%

0.099% due 06/30/11	28,800,000	28,792,980
0.102% due 05/19/11	30,000,000	29,995,920
0.120% due 05/26/11	20,000,000	19,996,334
0.147% due 04/14/11	30,000,000	29,998,408

		108,783,642

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $29,816; collateralized by U.S. Treasury Bills: 0.500% due 04/21/11 and value $34,999)	29,816	29,816

Total Short-Term Investments
(Amortized Cost $827,927,215)		827,927,215

TOTAL INVESTMENTS - 100.7%
(Amortized Cost $827,927,215)		827,927,215

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(5,838,709)

NET ASSETS - 100.0%		$822,088,506

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Short-Term Investments	$827,927,215	$-	$827,927,215	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 33.3%

Consumer Discretionary - 2.2%

Cablevision Systems Corp 7.750% due 04/15/18	$2,500,000	$2,712,500
CCO Holdings LLC
7.000% due 01/15/19 ~	110,000	113,025
8.125% due 04/30/20	2,250,000	2,458,125
Charter Communications Operating LLC 8.000% due 04/30/12 ~	264,000	278,520
Comcast Corp
5.150% due 03/01/20	6,500,000	6,770,588
5.650% due 06/15/35	470,000	442,873
5.700% due 05/15/18	5,000,000	5,445,480
6.400% due 03/01/40	1,390,000	1,427,248
6.950% due 08/15/37	2,075,000	2,264,429
DISH DBS Corp 7.750% due 05/31/15	766,000	842,600
Jarden Corp 7.500% due 05/01/17	2,410,000	2,584,725
McDonald’s Corp 6.300% due 10/15/37	1,495,000	1,724,258
MGM MIRAGE
5.875% due 02/27/14	665,000	638,400
7.500% due 06/01/16	3,000,000	2,850,000
10.375% due 05/15/14	85,000	97,750
11.125% due 11/15/17	200,000	230,000
News America Inc 6.200% due 12/15/34	1,000,000	1,008,839
Reed Elsevier Capital Inc 8.625% due 01/15/19	2,812,000	3,564,081
Stewart Enterprises Inc 6.250% due 02/15/13	1,445,000	1,455,115
The Neiman Marcus Group Inc 7.125% due 06/01/28	250,000	230,000
Time Warner Cable Inc
4.125% due 02/15/21	980,000	916,373
5.875% due 11/15/40	4,590,000	4,324,069
6.550% due 05/01/37	1,565,000	1,596,685
6.750% due 06/15/39	1,630,000	1,708,454
7.300% due 07/01/38	4,305,000	4,777,594
8.250% due 04/01/19	4,665,000	5,686,141
Time Warner Entertainment Co LP 8.375% due 07/15/33	890,000	1,091,021
Time Warner Inc
4.700% due 01/15/21	410,000	408,542
4.875% due 03/15/20	3,600,000	3,673,156
United Business Media Ltd (United Kingdom) 5.750% due 11/03/20 ~	2,220,000	2,160,220
Videotron Ltee (Canada) 6.875% due 01/15/14	1,075,000	1,095,156

		64,575,967

Consumer Staples - 1.9%

Altria Group Inc
8.500% due 11/10/13	1,490,000	1,737,446
9.250% due 08/06/19	3,330,000	4,347,228
Anheuser-Busch InBev Worldwide Inc
5.000% due 04/15/20	1,070,000	1,119,422
7.200% due 01/15/14	3,655,000	4,151,791
CVS Caremark Corp 6.600% due 03/15/19	190,000	218,008
CVS Pass-Through Trust
5.298% due 01/11/27 ~	858,122	866,573
6.036% due 12/10/28	4,254,406	4,392,831
9.350% due 01/10/23 ~	1,070,000	1,110,359
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	5,189,748
Kraft Foods Inc
5.375% due 02/10/20	3,170,000	3,347,894
6.000% due 02/11/13	5,360,000	5,798,609
PepsiCo Inc 7.900% due 11/01/18	1,498,000	1,901,458
Philip Morris International Inc 6.375% due 05/16/38	1,970,000	2,221,847
Reynolds American Inc
6.750% due 06/15/17	1,207,000	1,380,472
7.250% due 06/01/12	1,410,000	1,504,538
Reynolds Group Issuer Inc
6.875% due 02/15/21 ~	1,780,000	1,802,250
7.125% due 04/15/19 ~	940,000	968,200
Safeway Inc 6.350% due 08/15/17	575,000	642,818
The Kroger Co 6.400% due 08/15/17	2,610,000	3,003,165
Wal-Mart Stores Inc
5.250% due 09/01/35	1,730,000	1,696,926
5.375% due 04/05/17	4,815,000	5,405,088
6.500% due 08/15/37	830,000	947,901

		53,754,572

Energy - 4.9%

Anadarko Finance Co (Canada) 7.500% due 05/01/31	1,195,000	1,322,834
Anadarko Petroleum Corp
6.375% due 09/15/17	875,000	963,128
8.700% due 03/15/19	7,740,000	9,483,063
Apache Corp 6.900% due 09/15/18	5,000,000	6,005,855
Baker Hughes Inc 7.500% due 11/15/18	4,060,000	5,068,504
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	7,940,000	7,979,414
Canadian Natural Resources Ltd (Canada) 6.250% due 03/15/38	2,770,000	2,990,819
Chesapeake Energy Corp
6.500% due 08/15/17	650,000	706,063
6.625% due 08/15/20	1,000,000	1,070,000
7.250% due 12/15/18	2,110,000	2,368,475
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	4,450,000	4,984,000
Complete Production Services Inc 8.000% due 12/15/16	500,000	530,000
ConocoPhillips 6.500% due 02/01/39	6,150,000	7,025,250
CONSOL Energy Inc 6.375% due 03/01/21 ~	2,650,000	2,666,562
Devon Energy Corp 7.950% due 04/15/32	4,970,000	6,465,215
Encana Corp (Canada) 6.625% due 08/15/37	1,375,000	1,488,140
Energy Transfer Partners LP 6.700% due 07/01/18	4,890,000	5,539,441
Enterprise Products Operating LLC
6.300% due 09/15/17	5,000,000	5,637,380
6.500% due 01/31/19	2,100,000	2,387,309
8.375% due 08/01/66 §	3,000,000	3,243,489
Hess Corp 8.125% due 02/15/19	8,280,000	10,396,699
Kerr-McGee Corp 7.875% due 09/15/31	617,000	705,690
Kinder Morgan Energy Partners LP
5.950% due 02/15/18	2,420,000	2,664,125
6.850% due 02/15/20	1,800,000	2,062,955
Noble Energy Inc 8.250% due 03/01/19	3,290,000	4,140,225
Peabody Energy Corp 6.500% due 09/15/20	2,350,000	2,532,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	$6,900,000	$6,946,961
7.875% due 03/15/19	3,600,000	4,240,606
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	1,570,000	1,601,400
6.000% due 03/05/20	2,000,000	2,133,000
8.000% due 05/03/19	5,700,000	6,874,200
QEP Resources Inc 6.875% due 03/01/21	3,400,000	3,587,000
SandRidge Energy Inc 9.875% due 05/15/16 ~	1,635,000	1,823,025
Shell International Finance BV (Netherlands) 4.375% due 03/25/20	4,020,000	4,152,580
The Williams Cos Inc 7.500% due 01/15/31	7,494,000	8,785,508
TNK-BP Finance SA (Luxembourg) 7.500% due 03/13/13 ~	3,580,000	3,924,575

		144,495,615

Financials - 14.0%

American Express Co 8.125% due 05/20/19	1,400,000	1,747,284
American Express Credit Corp 5.125% due 08/25/14	8,390,000	9,048,858
American International Group Inc
3.750% due 11/30/13 ~	1,900,000	1,939,392
5.850% due 01/16/18	2,000,000	2,087,228
6.400% due 12/15/20	3,330,000	3,556,413
8.250% due 08/15/18	3,465,000	4,060,252
Bank of America Corp
4.500% due 04/01/15	6,700,000	6,953,541
5.625% due 07/01/20	1,380,000	1,417,321
5.650% due 05/01/18	6,720,000	7,021,258
7.625% due 06/01/19	10,485,000	12,147,491
Bank of America Institutional Capital A 8.070% due 12/31/26 ~	100,000	103,000
Bank of Scotland PLC (United Kingdom) 5.250% due 02/21/17 ~	3,085,000	3,169,362
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 3.850% due 01/22/15 ~	2,710,000	2,808,275
Barclays Bank PLC (United Kingdom)
5.200% due 07/10/14	220,000	237,737
5.926% § ± ~	3,060,000	2,876,400
6.050% due 12/04/17 ~	170,000	177,101
Berkshire Hathaway Inc 3.200% due 02/11/15	800,000	823,122
Caterpillar Financial Services Corp 5.450% due 04/15/18	4,315,000	4,796,114
Citigroup Inc
5.500% due 04/11/13	8,420,000	9,008,676
5.500% due 10/15/14	710,000	765,662
6.000% due 12/13/13	8,090,000	8,795,367
6.000% due 08/15/17	3,515,000	3,818,949
6.010% due 01/15/15	5,600,000	6,118,930
6.125% due 11/21/17	100,000	108,957
6.375% due 08/12/14	1,100,000	1,215,796
8.500% due 05/22/19	610,000	752,894
Commonwealth Bank of Australia (Australia)
3.750% due 10/15/14 ~	2,490,000	2,584,378
5.000% due 10/15/19 ~	1,060,000	1,095,282
Credit Agricole SA (France)
2.625% due 01/21/14 ~	3,060,000	3,060,511
8.375% § ± ~	9,840,000	10,578,000
General Electric Capital Corp
2.125% due 12/21/12	9,150,000	9,364,513
3.750% due 11/14/14	9,000,000	9,374,652
4.375% due 09/16/20	640,000	622,189
4.625% due 01/07/21	750,000	738,903
5.875% due 01/14/38	1,570,000	1,555,198
6.000% due 08/07/19	8,010,000	8,747,937
6.150% due 08/07/37	1,105,000	1,133,361
6.875% due 01/10/39	3,000,000	3,358,965
Goldman Sachs Capital II 5.793% § ±	8,875,000	7,699,063
Host Hotels & Resorts LP
6.375% due 03/15/15	2,095,000	2,149,994
7.125% due 11/01/13	482,000	491,640
HSBC Bank USA NA 7.000% due 01/15/39	5,040,000	5,668,549
HSBC Finance Corp 6.676% due 01/15/21 ~	1,520,000	1,578,304
ICICI Bank Ltd (India) 6.375% due 04/30/22 § ~	3,086,000	3,078,217
Intesa Sanpaolo SPA (Italy) 3.625% due 08/12/15 ~	2,970,000	2,869,887
JPMorgan Chase & Co 4.250% due 10/15/20	5,650,000	5,401,852
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,750,120
Lehman Brothers Holdings Capital Trust VII 5.857% § Ψ ±	9,450,000	2,835
Liberty Mutual Group Inc 7.500% due 08/15/36 ~	2,700,000	2,897,478
Lloyds Banking Group PLC (United Kingdom)
5.920% § ± ~	5,900,000	4,779,000
6.657% § ± ~	1,650,000	1,328,250
Lloyds TSB Bank PLC (United Kingdom)
5.800% due 01/13/20 ~	450,000	450,720
6.375% due 01/21/21	3,980,000	4,150,260
MetLife Inc 4.750% due 02/08/21	2,370,000	2,376,330
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	3,750,000	4,001,456
Morgan Stanley
5.450% due 01/09/17	5,155,000	5,434,571
6.625% due 04/01/18	3,470,000	3,812,867
6.750% due 04/15/11	15,000,000	15,024,960
NB Capital Trust IV 8.250% due 04/15/27	800,000	828,000
Nordea Bank AB (Sweden)
3.700% due 11/13/14 ~	3,010,000	3,116,048
4.875% due 01/27/20 ~	1,060,000	1,085,098
4.875% due 01/14/21 ~	1,250,000	1,270,331
Principal Life Income Funding Trusts 5.300% due 04/24/13	4,805,000	5,169,474
QBE Insurance Group Ltd (Australia) 9.750% due 03/14/14 ~ Δ	2,026,000	2,342,650
Rabobank Nederland NV (Netherlands) 11.000% § ± ~	7,900,000	10,320,276
RBCF LP 0.428% due 04/06/11 § ~	15,000,000	15,000,045
Russian Agricultural Bank OJSC (Luxembourg) 7.125% due 01/14/14 ~	2,030,000	2,215,238
Santander US Debt SA Unipersonal (Spain)
3.724% due 01/20/15 ~	3,800,000	3,674,277
3.781% due 10/07/15 ~	2,750,000	2,657,650
SLM Corp 8.000% due 03/25/20	8,450,000	9,225,414
Standard Chartered PLC (United Kingdom) 6.409% § ± ~	3,900,000	3,731,052
State Street Corp 4.956% due 03/15/18	9,430,000	9,717,804
Sumitomo Mitsui Banking Corp (Japan)
3.100% due 01/14/16 ~	1,300,000	1,286,009
3.150% due 07/22/15 ~	5,230,000	5,205,905
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	3,090,000	3,495,723

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
The Goldman Sachs Group Inc
3.625% due 08/01/12	$640,000	$659,988
4.750% due 07/15/13	310,000	328,466
5.250% due 10/15/13	930,000	998,555
5.300% due 02/14/12	180,000	187,054
5.375% due 03/15/20	1,490,000	1,513,383
5.450% due 11/01/12	1,020,000	1,083,881
5.950% due 01/15/27	3,270,000	3,293,181
6.000% due 06/15/20	5,460,000	5,773,950
6.250% due 02/01/41	7,230,000	7,224,274
6.600% due 01/15/12	410,000	428,653
6.750% due 10/01/37	2,645,000	2,676,060
The Royal Bank of Scotland Group PLC (United Kingdom)
4.875% due 03/16/15	6,700,000	6,962,808
5.000% due 11/12/13	980,000	1,002,932
5.000% due 10/01/14	3,360,000	3,368,713
6.400% due 10/21/19	4,550,000	4,686,964
7.640% § ±	3,100,000	2,480,000
UBS AG (Switzerland)
2.250% due 01/28/14	1,790,000	1,793,120
3.875% due 01/15/15	5,100,000	5,225,072
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	1,680,000	1,654,800
Wachovia Bank NA 6.600% due 01/15/38	2,080,000	2,344,306
Wachovia Capital Trust III 5.570% § ±	15,760,000	14,518,900
Wells Fargo & Co 3.676% due 06/15/16	2,830,000	2,845,282
Westpac Banking Corp (Australia) 0.443% due 04/19/11 § ~	20,000,000	20,001,680
ZFS Finance USA Trust II 6.450% due 12/15/65 § ~	7,445,000	7,668,350

		408,776,988

Health Care - 1.6%

Abbott Laboratories 5.125% due 04/01/19	5,890,000	6,366,466
Biomet Inc 10.375% due 10/15/17	3,985,000	4,398,444
Giant Funding Corp 8.250% due 02/01/18 ~	810,000	835,312
GlaxoSmithKline Capital Inc 6.375% due 05/15/38	3,455,000	3,907,322
HCA Inc 9.625% due 11/15/16	4,218,000	4,555,440
Medtronic Inc 4.450% due 03/15/20	4,710,000	4,826,973
Pfizer Inc
6.200% due 03/15/19	1,300,000	1,498,496
7.200% due 03/15/39	4,000,000	4,968,080
Roche Holdings Inc 6.000% due 03/01/19 ~	2,400,000	2,721,058
Tenet Healthcare Corp
8.875% due 07/01/19	1,280,000	1,465,600
10.000% due 05/01/18	1,090,000	1,282,112
UnitedHealth Group Inc
3.875% due 10/15/20	2,110,000	2,009,494
5.700% due 10/15/40	2,010,000	1,966,433
5.800% due 03/15/36	1,160,000	1,156,163
WellPoint Inc 7.000% due 02/15/19	3,870,000	4,588,179

		46,545,572

Industrials - 2.0%

Ashtead Capital Inc 9.000% due 08/15/16 ~	650,000	687,375
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,436,384
Continental Airlines Inc 6.750% due 09/15/15 ~	5,510,000	5,585,762
CSC Holdings LLC 8.625% due 02/15/19	3,035,000	3,490,250
CSX Corp 6.220% due 04/30/40	3,010,000	3,219,652
General Electric Co 5.250% due 12/06/17	5,535,000	6,026,978
International Lease Finance Corp
6.500% due 09/01/14 ~	2,080,000	2,230,800
6.750% due 09/01/16 ~	10,350,000	11,126,250
Iron Mountain Inc 6.625% due 01/01/16	1,805,000	1,823,050
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,831,320
Kansas City Southern de Mexico SA de CV (Mexico) 12.500% due 04/01/16	2,389,000	2,902,635
RailAmerica Inc 9.250% due 07/01/17	4,507,000	5,008,404
Raytheon Co 3.125% due 10/15/20	1,680,000	1,539,994
The Boeing Co 4.875% due 02/15/20	5,300,000	5,665,340
United Air Lines Pass-Through Trust 9.750% due 01/15/17	719,824	820,600
United Technologies Corp 4.500% due 04/15/20	3,420,000	3,560,429

		58,955,223

Information Technology - 0.7%

Freescale Semiconductor Inc 10.125% due 12/15/16	2,360,000	2,519,300
Hewlett-Packard Co 4.500% due 03/01/13	7,225,000	7,694,972
IBM International Group Capital LLC 5.050% due 10/22/12	3,030,000	3,222,863
International Business Machines Corp 7.625% due 10/15/18	4,405,000	5,513,060
National Semiconductor Corp 6.600% due 06/15/17	380,000	418,212
Oracle Corp 6.500% due 04/15/38	1,860,000	2,093,106

		21,461,513

Materials - 1.9%

Ashland Inc 9.125% due 06/01/17	3,225,000	3,716,813
Ball Corp 6.750% due 09/15/20	2,880,000	3,024,000
Barrick Gold Corp (Canada) 6.950% due 04/01/19	4,670,000	5,588,243
BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	8,000,000	9,448,984
CF Industries Inc
6.875% due 05/01/18	1,910,000	2,148,750
7.125% due 05/01/20	3,605,000	4,100,687
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	2,390,000	2,493,678
8.375% due 04/01/17	2,500,000	2,759,523
Georgia-Pacific LLC 7.700% due 06/15/15	780,000	887,250
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	664,044
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	3,700,000	3,560,910
9.000% due 05/01/19	3,500,000	4,601,940
Steel Dynamics Inc 7.625% due 03/15/20	3,700,000	3,986,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Teck Resources Ltd (Canada)
9.750% due 05/15/14	$134,000	$162,773
10.250% due 05/15/16	178,000	214,264
Vale Overseas Ltd (Cayman)
6.875% due 11/21/36	2,860,000	3,050,393
8.250% due 01/17/34	1,205,000	1,472,245
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14 ~	2,288,000	2,436,720
9.500% due 07/18/18 ~	1,100,000	1,210,000

		55,527,967

Telecommunication Services - 2.4%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	2,740,000	2,835,642
5.625% due 11/15/17	1,500,000	1,656,945
AT&T Inc
6.300% due 01/15/38	11,835,000	11,957,836
6.400% due 05/15/38	50,000	51,174
Cricket Communications Inc 7.750% due 05/15/16	500,000	533,750
Deutsche Telekom International Finance BV (Netherlands)
5.750% due 03/23/16	3,300,000	3,694,004
6.750% due 08/20/18	1,545,000	1,824,226
Intelsat Intermediate Holding Co SA (Luxembourg) 9.500% due 02/01/15	3,620,000	3,764,800
Qwest Corp 8.875% due 03/15/12	1,555,000	1,667,738
Rogers Communications Inc (Canada) 6.800% due 08/15/18	8,260,000	9,661,367
Sprint Capital Corp 8.750% due 03/15/32	3,949,000	4,220,494
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	1,880,000	1,871,728
Verizon Wireless Capital LLC
2.914% due 05/20/11 §	15,000,000	15,049,650
8.500% due 11/15/18	9,120,000	11,723,705
VIP Finance Ireland Ltd (Ireland) 8.375% due 04/30/13 ~	515,000	562,748

		71,075,807

Utilities - 1.7%

AEP Texas Central Transition Funding LLC 5.306% due 07/01/20	2,500,000	2,766,112
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	1,285,000	1,407,075
Calpine Corp 7.500% due 02/15/21 ~	1,760,000	1,830,400
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,926,204
5.200% due 08/15/19	2,300,000	2,453,120
Edison Mission Energy
7.625% due 05/15/27	5,000	3,750
7.750% due 06/15/16	3,170,000	2,710,350
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	4,500,000	4,786,952
FirstEnergy Corp 7.375% due 11/15/31	9,150,000	9,931,913
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	639,049
6.500% due 09/15/37	2,400,000	2,660,887
Mirant Americas Generation LLC 8.300% due 05/01/11	775,000	777,906
NRG Energy Inc 7.375% due 02/01/16	1,205,000	1,250,188
PacifiCorp 5.650% due 07/15/18	4,360,000	4,899,323
The AES Corp
8.000% due 10/15/17	550,000	594,000
8.000% due 06/01/20	5,030,000	5,457,550
9.750% due 04/15/16	990,000	1,140,975
Virginia Electric & Power Co 6.350% due 11/30/37	1,680,000	1,891,351

		50,127,105

Total Corporate Bonds & Notes
(Cost $924,988,414)		975,296,329

SENIOR LOAN NOTES - 2.1%

Consumer Discretionary - 1.2%

Allison Transmission Inc Term B 3.010% due 08/07/14 §	1,929,409	1,917,350
AMC Entertainment Inc Term C (Extended) 3.496% due 12/16/16 §	1,994,737	1,998,788
Asurion Corp (1st Lien) 3.267% due 07/03/14 §	4,447,349	4,423,525
Caesars Entertainment Operating Co Term B2 3.303% due 01/28/15 §	1,750,000	1,623,946
Carmike Cinemas Inc Term B 5.500% due 01/27/16 §	2,795,861	2,815,664
Cengage Learning Acquisitions Inc 2.500% due 07/03/14 §	1,994,832	1,915,827
Charter Communications Operating LLC (Extended) 3.560% due 09/06/16 §	3,974,899	3,990,898
Ford Motor Co Term B1 3.010% due 12/16/13 §	1,131,347	1,132,135
Getty Images Inc (New Term Loan) 5.250% due 11/07/16 §	2,985,000	3,015,316
Gymboree Corp (New Term Loan) 5.000% due 02/23/18 §	1,995,000	1,997,079
Las Vegas Sands LLC
(Extended Delayed Draw Term Loan)
3.000% due 11/23/16 §	499,534	487,732
Term B (Extended)
3.000% due 11/23/16 §	2,485,429	2,426,711
Michaels Stores Inc Term B2 4.834% due 07/31/16 §	2,048,108	2,057,426
Univision Communications Inc (Extended) 4.496% due 03/31/17 §	2,971,433	2,900,329
VML US Finance LLC
Term B
4.790% due 05/27/13 §	1,878,746	1,881,224
Term B (Delayed Draw Term Loan)
4.790% due 05/25/12 §	1,085,189	1,086,620

		35,670,570

Financials - 0.2%

First Data Corp Term B2
3.002% due 09/24/14 §	7,679,487	7,369,911

Health Care - 0.3%

Community Health Systems Inc
2.561% due 07/25/14 §	1,249,553	1,237,737
(Delayed Draw Term Loan)
2.561% due 07/25/14 §	64,289	63,681
Term B (Extended)
3.811% due 01/25/17 §	2,120,336	2,118,880
Grifols Inc Term B (Extended) due 11/23/16 § ¥	1,500,000	1,512,807

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
HCA Inc Term B 2.557% due 11/18/13 §	$1,281,282	$1,277,178
MedAssets Inc (New Term Loan) 5.250% due 11/16/16 §	1,995,000	2,010,794

		8,221,077

Information Technology - 0.1%

Freescale Semiconductor Inc Term B (Extended)
4.511% due 12/01/16 §	2,926,060	2,913,934

Materials - 0.1%

Georgia-Pacific Corp Term B (New Term Loan) 2.310% due 12/21/12 §	539,119	539,547
Graham Packaging Co LP Term C 6.750% due 04/05/14 §	1,153,352	1,162,363

		1,701,910

Telecommunication Services - 0.1%

Level 3 Financing Inc Tranche A
2.553% due 03/13/14 §	2,500,000	2,435,243

Utilities - 0.1%

GenOn Energy Inc Term B 6.000% due 09/08/17 §	997,494	1,009,132
NRG Energy Inc
2.245% due 02/01/13 §	95,850	95,445
Term B (Extended)
3.502% due 08/31/15 §	631,840	635,839
Texas Competitive Electric Holdings Co LLC
Term B2
3.783% due 10/10/14 §	1,465,823	1,237,311
Term B3
3.759% due 10/10/14 §	1,994,832	1,681,061

		4,658,788

Total Senior Loan Notes
(Cost $60,544,229)		62,971,433

MORTGAGE-BACKED SECURITIES - 49.0%

Collateralized Mortgage Obligations - Commercial - 2.2%

Americold LLC Trust 4.954% due 01/14/29 " ~	2,700,000	2,747,273
Banc of America Commercial Mortgage Inc 5.741% due 05/10/45 " §	10,080,000	10,945,676
Bear Stearns Commercial Mortgage Securities 5.723% due 09/11/38 " §	6,625,000	7,265,610
Commercial Mortgage Pass-Through Certificates 5.769% due 06/10/46 " §	5,000,000	5,457,793
Extended Stay America Trust 2.951% due 11/05/27 " ~	3,874,831	3,810,694
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/39 "	4,300,000	4,588,879
5.858% due 07/15/40 " §	4,800,000	5,109,127
5.866% due 09/15/45 " §	7,000,000	7,493,183
5.876% due 06/15/38 " §	1,575,000	1,731,788
Lehman Brothers Floating Rate Commercial Mortgage Trust 0.375% due 09/15/21 " § ~	1,932,454	1,890,081
Merrill Lynch Mortgage Trust 5.669% due 05/12/39 " §	1,005,000	1,090,737
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/48 "	7,000,000	7,252,675
5.485% due 03/12/51 " §	5,570,000	5,833,603

		65,217,119

Collateralized Mortgage Obligations - Residential - 13.6%

Adjustable Rate Mortgage Trust
0.500% due 03/25/36 " §	1,060,745	603,123
2.743% due 07/25/35 " §	1,350,487	1,137,276
2.780% due 10/25/35 " §	10,260,000	7,808,860
American Home Mortgage Assets 0.440% due 09/25/46 " §	6,072,543	3,443,785
Arran Residential Mortgages Funding PLC (United Kingdom) 0.373% due 04/12/56 " § ~	1,525,783	1,525,379
Banc of America Funding Corp 5.429% due 05/20/36 " §	1,970,562	1,318,789
Bear Stearns Adjustable Rate Mortgage Trust 2.854% due 10/25/36 " §	711,204	496,252
Bear Stearns Alt-A Trust 5.228% due 05/25/35 " §	2,892,883	2,635,469
Chevy Chase Mortgage Funding Corp
0.430% due 08/25/47 " § ~	1,855,583	852,500
0.450% due 01/25/36 " § ~	21,297	15,119
0.480% due 07/25/36 " § ~	287,849	183,542
0.540% due 10/25/35 " § ~	59,534	41,776
0.550% due 08/25/35 " § ~	27,182	19,744
Citigroup Mortgage Loan Trust Inc
2.520% due 02/25/36 " § ~	4,288,024	4,178,010
5.223% due 04/25/37 " §	3,700,579	2,531,389
6.500% due 10/25/36 " ~	5,507,204	3,842,844
Citimortgage Alternative Loan Trust 6.000% due 01/25/37 "	10,107,805	7,628,088
Countrywide Alternative Loan Trust
0.460% due 04/25/47 " §	10,605,729	6,036,940
6.000% due 03/25/27 "	1,145,982	935,966
6.500% due 09/25/34 "	2,357,065	2,308,221
6.500% due 09/25/36 "	4,935,339	3,252,993
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35 "	5,825,763	6,032,342
Fannie Mae
0.600% due 05/25/34 " §	4,097,587	4,101,498
4.000% due 04/25/40 - 07/25/40 "	37,500,000	35,942,415
6.500% due 09/25/33 - 10/25/33 "	532,673	543,974
Freddie Mac
0.605% due 04/15/33 " §	3,309,516	3,311,008
1.255% due 02/15/32 " §	532,001	540,414
4.000% due 12/15/38 - 12/15/39 "	22,646,417	22,009,736
5.000% due 10/15/34 "	13,273,897	13,898,269
Freddie Mac (IO) 6.945% due 09/15/29 - 08/15/35 " §	2,861,744	393,506
Freddie Mac Multifamily Structured Pass-Through (IO)
1.073% due 01/25/20 " §	11,640,483	775,130
1.244% due 04/25/20 " §	22,807,623	1,723,663
1.521% due 08/25/20 " §	13,204,272	1,207,293
1.687% due 06/25/20 " §	28,106,457	2,838,221
Government National Mortgage Association
0.610% due 08/20/58 " §	25,898,673	25,833,926
0.781% due 03/20/61 " §	3,700,000	3,700,218
4.500% due 07/20/39 - 10/20/39 "	18,800,000	19,073,705
5.000% due 07/20/39 "	3,000,000	3,170,584
Government National Mortgage Association (IO)
4.539% due 08/20/35 " §	4,479,743	597,054
5.747% due 02/16/40 " §	2,657,772	359,886
5.847% due 07/20/35 " §	4,943,079	613,693
5.870% due 02/16/36 " §	9,500,000	1,426,167

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
5.897% due 07/16/38 " §	$1,852,996	$234,299
5.997% due 11/16/35 - 11/16/37 " §	9,312,314	1,278,123
6.047% due 07/20/34 - 09/20/35 " §	7,901,296	918,510
6.147% due 05/16/37 " §	4,716,609	566,711
6.197% due 03/16/34 " §	2,136,025	234,919
6.247% due 07/16/40 " §	7,232,862	1,116,661
6.297% due 04/16/34 " §	4,119,356	378,331
6.497% due 02/20/35 " §	2,669,653	350,662
6.547% due 02/20/35 - 08/16/36 " §	7,167,405	1,140,997
7.747% due 12/20/32 " §	2,558,568	333,381
Greenpoint Mortgage Funding Trust 0.430% due 01/25/37 " §	3,201,549	2,005,671
GSMPS Mortgage Loan Trust
0.600% due 03/25/35 " § ~	2,340,713	2,026,411
0.600% due 09/25/35 " § ~	6,744,582	5,814,335
GSR Mortgage Loan Trust
2.800% due 05/25/35 " §	1,577,291	1,132,410
2.881% due 07/25/35 " §	1,000,000	780,106
Homestar Mortgage Acceptance Corp 0.800% due 01/25/35 " §	3,186,007	3,096,324
IndyMac Index Mortgage Loan Trust
0.490% due 06/25/37 " §	5,993,178	3,770,033
0.510% due 06/25/35 " §	4,342,336	3,050,988
JPMorgan Mortgage Trust 3.142% due 08/25/35 " §	2,400,000	1,903,532
Lehman Mortgage Trust 6.000% due 05/25/37 "	1,915,613	1,576,696
MASTR Adjustable Rate Mortgages Trust 2.820% due 04/21/34 " §	7,769,186	7,617,741
MASTR Reperforming Loan Trust 7.000% due 08/25/34 " ~	3,187,946	3,290,190
Merrill Lynch Mortgage Investors Inc 2.753% due 06/25/35 " §	4,000,000	3,216,890
Morgan Stanley Mortgage Loan Trust
0.530% due 02/25/36 " §	8,180,251	5,047,227
2.661% due 07/25/35 " §	3,545,482	2,663,684
2.872% due 07/25/34 " §	2,025,656	1,842,995
NCUA Guaranteed Notes
2.650% due 10/29/20 "	4,162,862	4,094,474
2.900% due 10/29/20 "	410,000	399,176
Nomura Asset Acceptance Corp 6.500% due 02/25/35 " ~	4,337,289	4,460,956
RAAC Series 6.000% due 09/25/34 "	1,974,755	1,939,585
RBSSP Resecuritization Trust 3.339% due 12/26/35 " § ~	2,573,782	2,460,346
Residential Asset Securitization Trust
0.750% due 07/25/36 " §	1,401,092	707,004
6.000% due 08/25/36 "	3,722,957	2,771,619
Sequoia Mortgage Trust 0.454% due 07/20/36 " §	8,425,002	7,019,480
Structured Adjustable Rate Mortgage Loan Trust
0.550% due 08/25/37 " §	1,998,340	1,329,218
2.588% due 05/25/34 " §	2,741,910	2,628,339
5.632% due 05/25/36 " §	7,120,833	6,073,241
5.678% due 05/25/36 " §	10,777,384	8,592,937
Thornburg Mortgage Securities Trust 0.360% due 11/25/46 " §	1,436,709	1,418,916
Wachovia Mortgage Loan Trust LLC
0.330% due 01/25/37 " §	867,636	521,898
0.430% due 01/25/37 " §	2,012,915	1,215,697
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.480% due 12/25/36 " §	2,597,860	1,624,100
6.000% due 07/25/36 "	1,880,636	1,149,114
Washington Mutual Mortgage Pass-Through Certificates
0.520% due 12/25/45 " §	2,364,072	1,986,037
0.540% due 10/25/45 " §	6,702,976	5,821,846
0.570% due 08/25/45 " §	8,622,413	7,419,919
0.800% due 07/25/44 " §	991,066	784,804
2.581% due 02/25/33 " §	2,078,207	2,018,886
2.712% due 09/25/33 " §	854,215	850,657
2.727% due 10/25/33 " §	7,850,470	7,875,524
5.350% due 06/25/37 " §	8,735,911	6,334,064
5.424% due 11/25/36 " §	5,650,000	4,335,960
5.624% due 08/25/46 " §	2,800,000	2,113,770
5.691% due 10/25/36 " §	3,197,731	2,731,083
5.695% due 07/25/37 " §	13,323,231	10,762,173
5.731% due 05/25/37 " §	20,645,057	19,084,198
Wells Fargo Mortgage Loan Trust 3.142% due 08/27/35 " § ~	6,884,635	6,815,200
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 "	7,741,805	7,598,918
6.000% due 08/25/37 "	5,901,081	5,721,007
38.283% due 07/25/37 " §	1,306,296	1,913,308

		396,850,048

Fannie Mae - 18.8%

3.500% due 04/01/41 "	2,800,000	2,631,126
4.500% due 04/01/23 - 04/01/41 "	38,639,793	39,614,748
5.000% due 04/01/41 - 05/01/41 "	172,600,000	180,004,449
5.500% due 04/01/41 - 05/01/41 "	198,600,000	211,934,687
6.000% due 04/01/41 - 05/01/41 "	88,100,000	95,634,938
6.500% due 04/01/41 "	18,400,000	20,625,259

		550,445,207

Freddie Mac - 2.0%

3.500% due 04/01/26 - 04/01/41 "	14,700,000	13,854,184
4.000% due 04/01/41 "	1,000,000	980,156
4.500% due 09/01/40 "	14,514,525	14,746,251
5.000% due 12/01/35 "	10,073,667	10,555,592
5.379% due 06/01/37 " §	473,921	504,771
5.437% due 07/01/37 " §	910,509	970,814
5.464% due 06/01/37 " §	4,221,804	4,502,332
5.500% due 08/01/37 - 05/01/41 "	9,750,172	10,411,103
5.542% due 06/01/37 " §	516,977	552,991
5.831% due 11/01/36 " §	1,635,227	1,727,664
5.954% due 01/01/37 " §	500,810	535,233

		59,341,091

Government National Mortgage Association - 12.4%

0.895% due 08/20/60 " §	1,256,613	1,252,069
4.000% due 04/01/41 "	3,300,000	3,293,813
4.500% due 04/01/41 - 05/01/41 "	180,400,000	185,174,785
5.000% due 01/15/40 - 04/01/41 "	99,154,392	105,376,133
5.500% due 04/01/41 "	27,800,000	30,069,356
6.000% due 04/01/41 "	31,000,000	33,882,104
6.500% due 10/20/37 "	4,888,454	5,495,437

		364,543,697

Total Mortgage-Backed Securities
(Cost $1,440,235,718)		1,436,397,162

ASSET-BACKED SECURITIES - 5.3%

ACE Securities Corp 1.030% due 04/25/34 " §	2,933,663	2,364,632
Aegis Asset-Backed Securities Trust 1.270% due 04/25/34 " §	2,212,558	1,880,891
AESOP Funding II LLC
3.150% due 03/20/17 " ~	2,210,000	2,202,141
4.640% due 05/20/16 " ~	1,890,000	2,016,166
Ameriquest Mortgage Securities Inc 0.595% due 04/25/34 " §	2,905,047	2,528,395
Argent Securities Inc 0.850% due 10/25/34 " §	6,950,000	5,821,633
Asset-Backed Funding Certificates 0.690% due 06/25/35 " §	4,730,000	4,537,851

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Asset-Backed Securities Corp Home Equity
0.670% due 05/25/35 " §	$1,171,219	$1,165,013
0.780% due 06/25/34 " §	3,614,186	3,456,678
Bear Stearns Asset-Backed Securities Trust 0.820% due 09/25/34 " §	1,913,000	1,736,673
Citigroup Mortgage Loan Trust Inc
0.320% due 05/25/37 " §	2,016,782	1,796,162
0.400% due 08/25/36 " §	1,131,283	837,607
0.680% due 07/25/35 " §	1,455,000	1,287,560
Countrywide Asset-Backed Certificates 0.310% due 11/25/37 " §	5,504,423	5,318,115
Countrywide Home Equity Loan Trust 0.405% due 11/15/36 " §	353,237	269,271
Credit-Based Asset Servicing & Securitization LLC
1.030% due 07/25/33 " §	1,634,812	1,218,768
4.761% due 02/25/37 " §	549,291	537,187
Education Funding Capital Trust I 2.430% due 12/15/42 " §	4,450,000	4,217,372
Entrust Financial Services Volunteer LLC 1.160% due 10/25/35 " § ~	4,150,000	3,877,975
Greenpoint Manufactured Housing
2.255% due 03/13/32 " §	3,275,000	2,727,278
2.262% due 11/22/31 " §	2,225,000	1,870,343
2.266% due 02/20/32 " §	2,350,000	1,992,684
3.252% due 03/18/29 " §	2,975,000	2,264,888
3.754% due 06/19/29 " §	1,500,000	1,239,880
3.754% due 02/20/30 " §	1,500,000	1,045,747
3.754% due 11/17/31 " §	5,125,000	4,353,471
7.270% due 06/15/29 "	4,720,000	4,060,399
GSAA Trust 0.410% due 07/25/36 " §	3,300,365	1,752,321
GSAMP Trust 0.800% due 03/25/34 " §	7,882,389	7,732,462
Harley-Davidson Motorcycle Trust 5.350% due 03/15/13 "	406,859	407,596
Helios Finance LP CDO (Cayman) 0.954% due 10/20/14 " § ~ Δ	868,161	864,357
Hertz Vehicle Financing LLC 5.290% due 03/25/16 " ~	3,380,000	3,690,021
Home Equity Asset Trust 0.680% due 02/25/36 " § Δ	2,000,000	1,212,196
Keycorp Student Loan Trust 0.563% due 10/25/32 " §	2,775,020	2,620,376
Nelnet Education Loan Funding Inc 1.090% due 02/25/39 " §	3,650,000	3,286,526
North Carolina State Education Assistance Authority 1.203% due 07/25/41 " §	5,946,626	5,772,152
NorthStar Education Finance Inc 1.493% due 01/29/46 " §	3,050,000	2,525,461
Novastar Home Equity Loan 1.310% due 12/25/33 " §	3,006,884	2,733,074
Option One Mortgage Loan Trust 0.340% due 04/25/37 " §	385,639	379,544
Origen Manufactured Housing
0.225% due 04/15/37 " §	12,700,000	8,209,824
0.225% due 10/15/37 " §	12,100,000	8,059,218
PAMCO CLO 7.910% due 08/06/11 "	2,549,959	764,988
Park Place Securities Inc
0.870% due 10/25/34 " §	1,251,733	1,215,445
0.930% due 12/25/34 " §	7,809,924	7,459,078
0.950% due 12/25/34 " §	3,970,919	3,843,802
Residential Asset Mortgage Products Inc
0.660% due 11/25/35 " § Δ	2,000,000	1,573,300
5.350% due 02/25/33 " §	3,143,607	2,504,029
Residential Asset Securities Corp
0.400% due 06/25/36 " §	5,163,780	4,728,372
0.660% due 11/25/35 " § Δ	3,820,000	2,308,865
Saxon Asset Securities Trust 0.710% due 05/25/35 " §	2,904,228	2,414,094
SLM Student Loan Trust
0.413% due 01/25/27 " §	4,100,000	3,884,305
0.600% due 12/15/25 " § ~	3,900,000	3,769,982
Structured Asset Investment Loan Trust 1.250% due 10/25/33 " §	1,200,000	1,040,423
Washington Mutual Asset-Backed Certificates 0.340% due 05/25/47 " §	1,119,207	1,099,695
Wells Fargo Home Equity Trust 0.660% due 11/25/35 " §	2,950,000	2,626,656

Total Asset-Backed Securities
(Cost $157,219,049)		155,102,942

U.S. GOVERNMENT AGENCY ISSUES - 5.1%

Fannie Mae
0.000% due 10/09/19	8,290,000	5,635,302
1.250% due 02/27/14	16,940,000	16,888,807
4.375% due 10/15/15	35,060,000	38,241,800
5.000% due 03/15/16	2,910,000	3,259,261
5.625% due 07/15/37	3,345,000	3,760,961
6.625% due 11/15/30	3,540,000	4,478,999
Farmer Mac Guaranteed Notes Trust 5.125% due 04/19/17 ~	8,400,000	9,126,365
Federal Home Loan Bank
0.200% due 04/20/11	15,000,000	15,000,990
0.240% due 10/28/11	28,040,000	28,037,168
Financing Corp Strips
0.000% due 11/02/18	7,190,000	5,553,513
0.000% due 12/06/18	5,350,000	4,111,587
0.000% due 12/27/18	4,850,000	3,715,493
0.000% due 09/26/19	5,315,000	3,910,713
Freddie Mac 1.375% due 02/25/14	4,430,000	4,431,413
Tennessee Valley Authority 5.250% due 09/15/39	1,990,000	2,094,006

Total U.S. Government Agency Issues
(Cost $146,583,750)		148,246,378

U.S. TREASURY OBLIGATIONS - 4.4%

U.S. Treasury Bonds - 0.0%

4.250% due 11/15/40	1,130,000	1,079,856

U.S. Treasury Inflation Protected Securities - 3.0%

1.250% due 07/15/20 ∧	31,874,651	32,910,576
2.125% due 02/15/40 ∧	9,749,342	10,335,823
2.125% due 02/15/41 ∧	7,792,393	8,263,591
2.375% due 01/15/27 ∧	1,353,906	1,508,019
2.500% due 01/15/29 ∧ ‡	12,450,420	14,118,577
3.875% due 04/15/29 ∧ ‡	15,376,427	20,596,001

		87,732,587

U.S. Treasury Notes - 0.1%

2.125% due 02/29/16	2,460,000	2,448,854

U.S. Treasury Strips - 1.3%

0.000% due 02/15/25	66,370,000	36,788,957

Total U.S. Treasury Obligations
(Cost $121,819,229)		128,050,254

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value

FOREIGN GOVERNMENT BONDS & NOTES - 2.7%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/14	BRL 2,656,000	$1,520,909
10.000% due 01/01/17	58,306,000	31,683,604
Malaysia Government Bond (Malaysia) 3.835% due 08/12/15	MYR 25,480,000	8,504,747
Mexican Bonos (Mexico)
8.000% due 06/11/20	MXN 180,230,000	15,726,723
10.000% due 12/05/24	14,760,000	1,469,119
Poland Government Bond (Poland) 5.500% due 04/25/15	PLN 40,935,000	14,350,762
Russian Foreign Bond - Eurobond (Russia) 7.500% due 03/31/30 ~	$4,177,972	4,880,414

Total Foreign Government Bonds & Notes
(Cost $77,905,928)		78,136,278

MUNICIPAL BONDS - 1.6%

Bay Area Toll Authority CA Bridge Revenue
5.000% due 04/01/34	1,320,000	1,257,617
5.125% due 04/01/39	2,220,000	2,123,119
Birmingham Commercial Development Authority AL 5.500% due 04/01/41	320,000	314,461
Kentucky Higher Education Student Loan Corp 1.504% due 05/01/34 §	2,850,000	2,769,032
Los Angeles Department of Airports CA 5.250% due 05/15/39	500,000	480,115
Los Angeles Department of Water & Power CA 6.574% due 07/01/45	2,020,000	2,093,185
Metropolitan Atlanta Rapid Transit Authority GA 5.000% due 07/01/39	460,000	449,084
Municipal Electric Authority GA 6.655% due 04/01/57	760,000	715,266
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	1,360,000	1,293,360
New York City Municipal Water Finance Authority 5.375% due 06/15/43	2,650,000	2,684,742
New York Liberty Development Corp 5.250% due 10/01/35	2,670,000	2,553,107
New York State Dormitory Authority 5.000% due 07/01/40	440,000	417,952
Pennsylvania Higher Education Assistance Agency
13.291% due 05/01/46 §	875,000	784,312
16.727% due 05/01/46 §	18,625,000	16,706,755
Port Authority of New York & New Jersey 5.000% due 01/15/41	880,000	846,982
San Francisco City & County Public Utilities Commission CA 5.000% due 11/01/39	540,000	506,466
San Mateo County Community College District CA 5.000% due 09/01/38	1,030,000	1,000,037
State of California 7.300% due 10/01/39	2,100,000	2,216,025
State of Illinois
5.665% due 03/01/18	2,900,000	2,897,361
5.877% due 03/01/19	3,010,000	3,009,247
Triborough Bridge & Tunnel Authority NY 5.000% due 11/15/37	830,000	810,852

Total Municipal Bonds
(Cost $45,333,073)		45,929,077

PURCHASED OPTIONS - 0.0%
(See Note (g) to Notes to Schedule of Investments)
(Cost $96,220)		76,188

SHORT-TERM INVESTMENTS - 24.9%

U.S. Treasury Bills - 4.3%

0.119% due 04/21/11	25,700,000	25,698,322
0.122% due 04/14/11	42,800,000	42,798,145
0.157% due 06/09/11	14,600,000	14,598,321
0.183% due 06/23/11	42,800,000	42,792,382

		125,887,170

U.S. Government Agency Issues - 12.0%

Fannie Mae
0.091% due 05/23/11	100,000,000	99,987,000
0.188% due 05/16/11	12,016,000	12,013,221
0.203% due 05/02/11	25,000,000	24,995,695
0.244% due 05/09/11 ‡	250,000	249,937
Federal Home Loan Bank 0.510% due 05/06/11	70,000,000	69,965,972
Freddie Mac
0.132% due 05/09/11 ‡	444,000	443,939
0.137% due 05/04/11	38,000,000	37,995,298
0.142% due 05/09/11 ‡	418,000	417,938
0.152% due 05/11/11 ‡	34,000	33,994
0.162% due 05/09/11 ‡	335,000	334,943
0.167% due 05/10/11 ‡	217,000	216,961
0.183% due 05/09/11 ‡	238,000	237,955
0.183% due 05/26/11	30,010,000	30,001,747
0.188% due 05/09/11 ‡	176,000	175,966
0.193% due 04/01/11	50,000,000	50,000,000
0.213% due 07/13/11	25,000,000	24,992,850

		352,063,416

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreements - 8.6%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $1,020,783; collateralized by Federal Home Loan Bank: 1.125% due 05/18/12 and value $1,041,588)	$1,020,783	$1,020,783
The Royal Bank of Scotland Group PLC 0.090% due 04/01/11 (Dated 03/31/11, repurchase price of $252,100,630; collateralized by Fannie Mae: 5.000% due 02/13/17 and value $96,213,171; and Freddie Mac: 2.000% due 12/03/15 and value $175,253,319)	252,100,000	252,100,000

		253,120,783

Total Short-Term Investments
(Cost $731,050,696)		731,071,369

TOTAL INVESTMENTS - 128.4%
(Cost $3,705,776,306)		3,761,277,410

OTHER ASSETS & LIABILITIES, NET - (28.4%)		(831,367,155)

NET ASSETS - 100.0%		$2,929,910,255

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $2,835 or less than 0.1% of the net assets were in default as of March 31, 2011.

(c)	As of March 31, 2011, 0.3% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of March 31, 2011, investments with a total aggregated value of $7,002,584 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(e)	Open futures contracts outstanding as of March 31, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Euribor (09/11)	717	GBP 1,792,500	($43,962)
Euro-Bobl (06/11)	142	EUR 14,200,000	(102,966)
Euro-Bund 10-Year Notes (06/11)	92	9,200,000	(95,422)
Eurodollar (03/13)	544	$544,000,000	(316,805)
U.S. Treasury 2-Year Notes (06/11)	157	31,400,000	14,333
U.S. Treasury 10-Year Notes (06/11)	449	44,900,000	(145,256)
U.S. Treasury 30-Year Bonds (06/11)	1,371	137,100,000	858,325

			168,247

Short Futures Outstanding
Eurodollar (03/12)	544	544,000,000	(145,193)
U.S. Treasury 5-Year Notes (06/11)	3,669	366,900,000	(386,175)
U.S. Treasury 30-Year Bonds (06/11)	660	66,000,000	(436,278)

			(967,646)

Total Futures Contracts			($799,399)

(f)	Forward foreign currency contracts outstanding as of March 31, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	EUR	22,643,240	05/11	CIT	($761,208)
Sell	EUR	20,612,000	05/11	MSC	(1,076,306)
Sell	JPY	1,374,890,000	05/11	CIT	350,104

Total Forward Foreign Currency Contracts					($1,487,410)

(g)	Purchased options outstanding as of March 31, 2011 were as follows:

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Cost	Value
Call - CBOT 10-Year U.S. Treasury Note Futures (06/11)	$121.50	05/20/11	MER	212	$96,220	$76,188

Total Purchased Options					$96,220	$76,188

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(h)	Transactions in written options for the period ended March 31, 2011 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2010	1,693	$857,398
Call Options Written	797	533,591
Put Options Written	1,096	632,725
Call Options Expired	(1,154)	(508,662)
Put Options Expired	(587)	(356,580)
Call Options Closed	(533)	(392,549)
Put Options Closed	(439)	(140,323)

Outstanding, March 31, 2011	873	$625,600

(i)	Premiums received and value of written options outstanding as of March 31, 2011 were as follows:

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Call - CME Eurodollar Futures (03/12)	$99.25	03/19/12	ADV	264	$141,042	($140,250)

Put - CBOT 10-Year U.S. Treasury Note Futures (06/11)	115.50	05/20/11	MER	317	258,595	(74,297)
Put - CBOT 10-Year U.S. Treasury Note Futures (06/11)	119.00	05/20/11	MER	28	22,221	(33,687)
Put - CME Eurodollar Futures (03/12)	99.25	03/19/12	ADV	264	203,742	(209,550)

					484,558	(317,534)

Total Written Options					$625,600	($457,784)

(j)	Swap agreements outstanding as of March 31, 2011 were as follows:

Interest Rate Swaps

							Upfront
							Premiums
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	Depreciation
3-Month USD-LIBOR	BRC	Receive	0.000%	02/15/25	$63,120,000	($3,262,839)	$-	($3,262,839)

Total Return Swaps

						Upfront
						Premiums
		Counter-	Expiration	Notional		Paid	Unrealized
Receive	Pay	party	Date	Amount	Value	(Received)	Depreciation
Interest from: Fannie Mae 30-Year IO 4.000% Index Fannie Mae 30-Year IO 4.500% Index Fannie Mae 30-Year IO 5.000% Index	1-Month USD-LIBOR	BRC	01/12/40	$10,791,505	$104,256	$140,196	($35,940)

Total Swap Agreements					($3,158,583)	$140,196	($3,298,779)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$975,296,329	$-	$974,475,729	$820,600
	Senior Loan Notes	62,971,433	-	62,971,433	-
	Mortgage-Backed Securities	1,436,397,162	-	1,401,432,939	34,964,223
	Asset-Backed Securities	155,102,942	-	144,308,595	10,794,347
	U.S. Government Agency Issues	148,246,378	-	148,246,378	-
	U.S. Treasury Obligations	128,050,254	-	128,050,254	-
	Foreign Government Bonds & Notes	78,136,278	-	78,136,278	-
	Municipal Bonds	45,929,077	-	28,438,010	17,491,067
	Short-Term Investments	731,071,369	-	731,071,369	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	350,104	-	350,104	-
	Interest Rate Contracts
	Futures	872,658	872,658	-	-
	Purchased Options	76,188	76,188	-	-
	Swaps	104,256	-	104,256	-

	Total Interest Rate Contracts	1,053,102	948,846	104,256	-

	Total Assets - Derivatives	1,403,206	948,846	454,360	-

	Total Assets	3,762,604,428	948,846	3,697,585,345	64,070,237

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,837,514)	-	(1,837,514)	-
	Interest Rate Contracts
	Futures	(1,672,057)	(1,672,057)	-	-
	Written Options	(457,784)	(457,784)	-	-
	Swaps	(3,262,839)	-	(3,262,839)	-

	Total Interest Rate Contracts	(5,392,680)	(2,129,841)	(3,262,839)	-

	Total Liabilities - Derivatives	(7,230,194)	(2,129,841)	(5,100,353)	-

	Total Liabilities	(7,230,194)	(2,129,841)	(5,100,353)	-

	Total	$3,755,374,234	($1,180,995)	$3,692,484,992	$64,070,237

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in the Supplemental Notes to Schedules of Investments) for the period ended March 31, 2011:

					Derivatives
					Interest
	Corporate	Mortgage-Backed	Asset-Backed	Municipal	Rate Contracts
	Bonds & Notes	Securities	Securities	Bonds	Swaps	Total
Value, Beginning of Period	$-	$5,758,655	$19,187,141	$17,732,124	$14,263	$42,692,183
Purchases	-	3,701,268	-	-	-	3,701,268
Sales	-	(335,410)	(8,211,161)	(450,000)	(34,994)	(9,031,565)
Accrued Discounts (Premiums)	-	(39)	511,614	13,804	-	525,379
Total Net Realized Gains (Losses)	-	3,973	160,060	50,649	(285,295)	(70,613)
Total Change in Net Unrealized Appreciation (Depreciation)	-	1,850	11,050	144,490	330,764	488,154
Transfers In	820,600	25,833,926	-	-	-	26,654,526
Transfers Out	-	-	(864,357)	-	(24,738)	(889,095)

Value, End of Period	$820,600	$34,964,223	$10,794,347	$17,491,067	$-	$64,070,237

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$1,850	$3,700	$144,490	$-	$150,040

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.4%

Consumer Discretionary - 0.4%

Euramax Holdings Inc ‘A’ * ◊	947	$312,642
Metro-Goldwyn-Mayer Studios Inc * ◊	178,408	4,088,523

		4,401,165

Total Common Stocks
(Cost $4,342,094)		4,401,165

	Principal
	Amount

SENIOR LOAN NOTES - 96.9%

Consumer Discretionary - 35.6%

1-800 Contacts Inc 7.700% due 03/04/15 §	$1,809,313	1,820,622
Acosta Inc 4.750% due 03/01/18 §	1,625,000	1,630,416
Advantage Sales & Marketing Inc Term B 5.250% due 12/18/17 §	2,418,937	2,433,289
Affinion Group Inc Term B 5.000% due 10/10/16 §	4,166,995	4,177,412
Alliance Laundry Systems LLC Term B 6.250% due 09/30/16 §	961,404	972,219
Allied Security Holdings LLC (1st Lien) 5.000% due 02/04/17 §	725,000	729,984
Allison Transmission Inc
Term B
due 08/07/14 § ¥	1,000,000	993,750
3.010% due 08/07/14 §	6,820,034	6,777,409
AMC Entertainment Inc Term C (Extended) 3.496% due 12/16/16 §	1,979,112	1,983,132
Amscan Holdings Inc Term B 6.750% due 12/04/17 §	2,014,875	2,030,994
ARAMARK Corp
2.182% due 01/27/14 §	2,105,790	2,091,300
(Extended Letter of Credit)
3.494% due 07/26/16 §	307,355	307,854
(Synthetic Letter of Credit)
2.119% due 01/27/14 §	169,638	168,471
Term B (Extended)
3.557% due 07/26/16 §	4,673,529	4,681,124
Ascend Learning LLC Term B 7.750% due 12/06/16 §	1,446,375	1,446,375
Asurion Corp
(1st Lien)
3.271% due 07/03/14 §	11,327,500	11,266,819
Tranche B2 (Incremental Term Loan)
6.750% due 03/31/15 §	1,770,563	1,796,172
Atlantic Broadband Finance LLC Term B (New Term Loan) 4.000% due 03/08/16 §	1,780,541	1,787,885
Autotrader.com Inc Term B (New Term Loan) 4.750% due 12/15/16 §	1,496,250	1,507,705
BBHI Acquisition LLC Term B 4.500% due 12/14/17 §	1,620,938	1,633,602
Brickman Group Holdings Inc Term B (New Term Loan) 7.250% due 10/14/16 §	2,518,688	2,571,686
Burger King Corp Term B (New Term Loan) 4.500% due 10/19/16 §	6,708,188	6,707,564
Caesars Entertainment Operating Co
Term B1
3.303% due 01/28/15 §	4,000,000	3,711,876
Term B3
3.303% due 01/28/15 §	2,473,295	2,295,141
Carmike Cinemas Inc Term B 5.500% due 01/27/16 §	1,732,770	1,745,043
Catalina Marketing Corp 2.996% due 10/01/14 §	10,031,889	9,994,270
Cedar Fair LP Term B (New Term Loan) 4.000% due 12/15/17 §	1,964,544	1,976,634
Cengage Learning Acquisitions Inc 2.500% due 07/03/14 §	5,348,974	5,137,128
Cequel Communications LLC (New Term Loan) 2.260% due 11/05/13 §	11,888,083	11,828,642
Charter Communications Operating LLC
(Extended)
3.560% due 09/06/16 §	9,899,749	9,939,596
(Replacement Term Loan)
2.250% due 03/06/14 §	2,007,437	2,006,455
Cinemark USA Inc (Extended) 3.534% due 04/29/16 §	2,969,925	2,988,751
ClubCorp Operations Inc Term B 6.000% due 11/09/16 §	822,938	830,653
Cumulus Media Inc Term B 3.996% due 06/11/14 §	9,392,130	9,318,336
Dave & Buster’s Inc (New Term Loan) 6.000% due 06/01/16 §	1,985,000	1,998,647
Denny’s Inc
Term B (New Term Loan)
due 02/24/17 § ¥	1,000,000	1,007,500
5.250% due 02/24/17 §	920,000	926,900
DineEquity Inc Term B (New Term Loan) 4.250% due 10/19/17 §	2,027,898	2,044,374
Dollar General Corp Tranche B2 3.001% due 07/07/14 §	4,524,587	4,528,442
Dunkin’ Brands Inc Term B (New Term Loan) 4.250% due 11/23/17 §	3,491,250	3,512,760
Education Management LLC Term C 2.063% due 06/03/13 §	5,265,863	5,151,141
Entercom Communication LLC
Term A
due 06/30/12 § ¥	2,481,132	2,443,915
1.434% due 06/30/12 §	2,565,008	2,526,532
Federal-Mogul Corp
Term B
2.196% due 12/29/14 §	12,336,773	12,056,987
Term C
2.189% due 12/28/15 §	6,390,735	6,245,800
Ford Motor Co Term B1 3.010% due 12/16/13 §	9,143,287	9,149,660
FoxCo Acquisition Sub LLC Term B 4.750% due 07/14/15 §	1,163,502	1,165,684
FTD Inc Term B 6.750% due 08/26/14 §	701,252	705,634
General Nutrition Centers Inc Term B (New Term Loan) 4.250% due 03/02/18 §	8,850,000	8,862,390
Getty Images Inc (New Term Loan) 5.250% due 11/07/16 §	2,487,500	2,512,763
Harbor Freight Tools USA Inc (1st Lien) 6.500% due 12/22/17 §	2,369,063	2,395,345
HHI Group Holdings LLC Term B (New Term Loan) 7.750% due 03/21/17 §	650,000	650,000
InfoGROUP Inc Term B (New Term Loan) 6.250% due 07/01/16 §	992,500	1,002,425
Insight Midwest Holdings LLC (Initial Term Loan) 2.024% due 04/07/14 §	1,379,012	1,366,076
Interactive Data Corp
Term B (New Term Loan)
due 02/12/18 § ¥	1,000,000	1,005,711
4.750% due 02/12/18 §	2,890,125	2,906,630

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Isle of Capri Casinos Inc Term B (New Term Loan) due 03/24/17 § ¥	$1,200,000	$1,206,960
IWCO Direct Inc
(Delayed Draw Term Loan)
3.629% due 08/05/14 §	211,852	181,663
Term B
3.629% due 08/07/14 §	2,032,336	1,742,728
J.Crew Operating Corp Term B (New Term Loan) 4.750% due 03/07/18 §	2,225,000	2,220,423
Jo-Ann Stores Inc 4.750% due 03/22/18 §	2,300,000	2,284,762
Language Line LLC Term B (New Term Loan) 6.250% due 06/20/16 §	2,817,938	2,844,942
Las Vegas Sands LLC
(Extended Delayed Draw Term Loan)
3.000% due 11/23/16 §	700,679	684,330
Term B (Extended)
3.000% due 11/23/16 §	3,467,648	3,385,725
Live Nation Entertainment Inc Term B 4.500% due 11/07/16 §	3,118,500	3,132,143
LodgeNet Entertainment Corp 6.500% due 04/04/14 §	869,044	835,369
Mediacom Broadband LLC Tranche F 4.500% due 10/23/17 §	3,970,000	3,958,420
Mediacom LLC Tranche E 4.500% due 10/23/17 §	5,957,487	5,868,125
Michaels Stores Inc
Term B1
2.584% due 10/31/13 §	6,480,355	6,428,149
Term B2
4.834% due 07/31/16 §	7,805,554	7,841,069
Midcontinent Communications Term B (New Term Loan) 4.000% due 12/30/16 §	1,990,000	2,011,558
Miramax Films NY LLC (1st Lien) 7.750% due 05/20/16 §	1,229,414	1,247,856
National Bedding LLC (Extended 1st Lien Term Loan) 3.818% due 11/28/13 §	4,470,281	4,464,693
Nelson Education Ltd 2.807% due 07/05/14 §	2,346,631	2,135,435
Orbitz Worldwide Inc 3.277% due 07/25/14 §	2,879,225	2,717,268
OSI Restaurant Partners LLC
(Revolving Letter of Credit)
4.035% due 06/14/13 §	497,890	484,302
Term B
2.563% due 06/14/14 §	5,136,856	4,996,661
Petco Animal Supplies Inc (New Term Loan) 4.500% due 11/24/17 §	1,608,750	1,615,208
Phillips-Van Heusen Corp Term B1 (New Term Loan) 3.500% due 05/06/16 §	1,748,660	1,767,778
Pilot Travel Centers LLC Term B (New Term Loan) 4.250% due 03/30/18 §	2,350,000	2,361,750
Protection One Alarm Monitoring Inc Term B (New Term Loan) 6.000% due 05/16/16 §	4,667,628	4,698,747
QCE LLC Term B (1st Lien) 5.000% due 05/05/13 §	988,896	916,707
RE/MAX International Inc (New Term Loan) 5.500% due 04/15/16 §	1,846,665	1,851,260
Regal Cinemas Inc Term B 3.557% due 08/23/17 §	6,384,000	6,402,597
RGIS Holdings LLC
(Delayed Draw Term Loan)
2.807% due 04/30/14 §	100,287	98,657
Term B
2.807% due 04/30/14 §	2,005,733	1,973,140
Sabre Inc Term B 2.267% due 09/30/14 §	13,918,120	13,139,095
Sagittarius Restaurants LLC Term B 7.516% due 05/18/15 §	1,092,813	1,075,737
SeaWorld Parks & Entertainment Inc
Term A
2.996% due 02/17/16 §	1,016,997	1,014,454
Term B
4.000% due 08/17/17 §	967,705	974,962
ServiceMaster Co
2.771% due 07/24/14 §	4,512,011	4,434,260
(Delayed Draw Term Loan)
2.750% due 07/24/14 §	449,329	441,586
Six Flags Theme Parks Inc Term B (Add on) 5.250% due 06/30/16 §	3,835,065	3,872,457
Tenneco Inc Tranche B 4.807% due 06/03/16 §	1,985,000	1,999,887
The Goodyear Tire & Rubber Co (2nd Lien) 1.960% due 04/30/14 §	3,110,000	3,054,278
The Neiman Marcus Group Inc Term B2 (Extended) 4.310% due 04/06/16 §	6,763,092	6,770,139
The Weather Channel LLC Term B (New Term Loan) 4.250% due 02/13/17 §	8,099,700	8,168,888
TI Automotive Ltd 9.500% due 07/01/16 §	995,000	1,014,900
Travelport LLC
(Extended Delayed Draw Term Loan)
4.963% due 08/21/15 §	2,974,267	2,945,919
Term B (Extended)
4.963% due 08/21/15 §	4,231,616	4,191,285
Tranche S
4.807% due 08/21/15 §	768,384	761,060
Universal City Development Partners Ltd Term B (New Term Loan) 5.500% due 11/06/14 §	4,461,153	4,504,836
Univision Communications Inc
(Extended)
4.496% due 03/31/17 §	5,523,494	5,391,322
(Initial Term Loan)
2.246% due 09/29/14 §	5,523,494	5,386,887
USI Holdings Corp (Incremental Term Loan) 7.000% due 05/05/14 §	3,565,700	3,552,329
Vertrue Inc (1st Lien) 3.310% due 08/16/14 §	863,620	779,417
Veyance Technologies Inc
(Delayed Draw Term Loan)
2.750% due 07/31/14 §	249,919	231,852
(Initial Term Loan)
2.750% due 07/31/14 §	1,744,914	1,618,771
Visant Holding Corp Term B 5.250% due 12/31/16 §	1,795,500	1,796,173
VML US Finance LLC
Term B
4.790% due 05/27/13 §	9,947,151	9,960,271
Term B (Delayed Draw Term Loan)
4.790% due 05/25/12 §	2,510,029	2,513,340
Wendy’s/Arby’s Restaurants LLC Term B 5.000% due 05/24/17 §	1,131,452	1,139,931
Zuffa LLC Term B 2.313% due 06/19/15 §	2,947,036	2,899,147

		371,445,233

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Consumer Staples - 6.8%

Dean Foods Co
Term A (Extended)
3.500% due 04/02/14 §	$2,961,538	$2,934,144
Tranche B
1.810% due 04/02/14 §	994,819	968,456
Del Monte Foods Co 4.500% due 03/08/18 §	5,675,000	5,686,083
Dole Food Co Inc
Term B
5.500% due 03/02/17 §	1,975,294	1,954,131
Term C
5.038% due 03/02/17 §	4,906,137	4,937,934
Earthbound Holdings III LLC Term B (New Term Loan) 6.250% due 12/21/16 §	922,688	937,681
Green Mountain Coffee Roasters Inc Term B 5.500% due 12/16/16 §	2,418,938	2,435,065
JRD Holdings Inc 2.500% due 07/02/14 §	2,862,500	2,853,555
KIK Custom Products Inc
(1st Lien)
2.500% due 06/02/14 §	3,636,731	3,188,504
(2nd Lien)
5.246% due 11/30/14 §	2,500,000	1,683,332
(Canadian Term Loan)
2.500% due 06/02/14 §	623,440	546,601
Michael Foods Group Inc 4.250% due 02/23/18 §	940,844	947,430
NBTY Inc Term B (New Term Loan) 4.250% due 10/02/17 §	2,768,063	2,777,579
Pierre Foods Inc (1st Lien) 7.000% due 09/30/16 §	3,135,497	3,155,746
Pinnacle Foods Holdings Corp
Tranche B
2.761% due 04/02/14 §	4,000,000	3,990,832
Tranche D
6.000% due 04/02/14 §	1,082,190	1,092,200
Prestige Brands Inc Term B 4.750% due 03/24/16 §	2,005,010	2,026,730
Reynolds Group Holdings Inc Tranche E 4.250% due 02/09/18 §	8,150,000	8,197,311
Rite Aid Corp
Term B
2.007% due 06/04/14 §	5,789,689	5,579,813
Tranche 5
4.500% due 02/28/18 §	2,721,365	2,698,688
Roundy’s Supermarkets Inc (Extended) 7.000% due 11/03/13 §	4,953,462	4,974,360
Spectrum Brands Inc Term B (New Term Loan) 5.010% due 06/17/16 §	4,987,500	5,038,712
U.S. Foodservice Inc Term B 2.753% due 07/03/14 §	2,490,946	2,420,196

		71,025,083

Energy - 1.5%

Aquilex Holdings LLC 6.000% due 04/01/16 §	881,892	883,729
Big West Oil LLC (New Term Loan) 5.754% due 03/31/16 §	866,667	879,125
Citgo Petroleum Corp
Term B
8.000% due 06/24/15 §	303,080	316,113
Term C
9.000% due 06/23/17 §	5,409,125	5,671,852
MEG Energy Corp Term B (New Term Loan) due 03/16/18 § ¥	1,575,000	1,586,419
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	4,050,476	4,141,612
Sheridan Production Partners I LLC
6.500% due 04/20/17 §	1,619,357	1,632,008
Term 1A
6.500% due 04/20/17 §	214,578	216,254
Term 1M
6.500% due 04/20/17 §	131,065	132,089

		15,459,201

Financials - 5.8%

Asset Acceptance Capital Corp Term B 3.810% due 06/05/13 §	2,221,403	2,186,232
BRSP LLC Term B 7.500% due 06/04/14 §	1,989,709	2,004,632
CITCO III Ltd
Term B (New Term Loan)
due 06/30/14 § ¥	2,000,000	1,985,000
4.457% due 06/30/14 §	753,464	747,813
CNO Financial Group Inc Term B (New Term Loan) 7.500% due 09/30/16 §	1,625,000	1,641,250
DSW Holdings Inc 4.311% due 03/02/12 §	13,775,000	13,361,750
Fifth Third Processing Solutions LLC Term B 5.500% due 11/03/16 §	1,197,000	1,208,970
First Data Corp Term B1 3.002% due 09/24/14 §	3,853,124	3,697,797
HarbourVest Partners LLC Term B 6.250% due 12/14/16 §	1,612,711	1,624,806
HUB International Holdings Inc
(Delayed Draw Term Loan)
2.807% due 06/13/14 §	1,059,745	1,051,526
(Initial Term Loan)
2.807% due 06/13/14 §	4,714,472	4,677,911
Term B (Add on)
6.750% due 06/13/14 §	3,940,000	3,933,105
iPayment Inc 2.266% due 05/10/13 §	1,257,935	1,237,493
LPL Holdings Inc (Add on) 5.250% due 06/28/17 §	2,836,040	2,864,401
MSCI Inc Term B1 3.750% due 03/14/17 §	5,984,052	6,022,386
Nuveen Investments Inc
(1st Lien)
3.306% due 11/13/14 §	2,305,800	2,219,812
(Extended)
5.806% due 05/12/17 §	2,694,200	2,701,348
Shield Finance Co SARL Term B 7.752% due 06/15/16 §	1,148,563	1,161,484
TransUnion LLC Term B (New Term Loan) 4.750% due 02/12/18 §	6,000,000	6,030,750

		60,358,466

Health Care - 12.0%

Alere Inc (1st Lien) 2.450% due 06/26/14 §	467,703	462,442
Alliance HealthCare Services Inc Term B 5.500% due 06/01/16 §	989,975	993,687
Aveta Holdings LLC
Term MMM
8.500% due 04/14/15 §	712,214	717,853
Term NAMM
8.500% due 04/14/15 §	712,214	717,853
Axcan Pharma Inc Term B 5.500% due 02/10/17 §	1,770,562	1,769,180
Bausch & Lomb Inc
3.543% due 04/24/15 §	3,993,534	3,993,534
(Delayed Draw Term Loan)
3.496% due 04/24/15 §	970,866	970,866

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Biomet Inc Term B 3.292% due 03/25/15 §	$10,897,383	$10,894,353
CareStream Health Inc Term B 5.000% due 02/25/17 §	1,925,000	1,886,800
CCS Medical Inc (1st Lien) 9.000% due 03/20/15 §	6,956,582	6,121,792
Community Health Systems Inc
2.561% due 07/25/14 §	9,555,429	9,465,073
(Delayed Draw Term Loan)
2.561% due 07/25/14 §	491,620	486,972
Term B (Extended)
3.811% due 01/25/17 §	4,801,112	4,797,814
ConvaTec Inc 5.750% due 12/22/16 §	872,813	876,353
DaVita Inc Term B (New Term Loan) 4.500% due 10/20/16 §	3,865,313	3,888,075
DJO Finance LLC Term B (New Term Loan) 3.246% due 05/20/14 §	4,181,371	4,162,208
Fresenius US Finance I Inc
Term D1
3.500% due 09/10/14 §	1,163,703	1,167,333
Term D2
3.500% due 09/10/14 §	811,981	814,007
Grifols Inc Term B due 11/23/16 § ¥	2,800,000	2,823,906
Hanger Orthopedic Group Inc Term C 4.000% due 12/01/16 §	872,813	877,358
HCA Inc
Term B
2.557% due 11/18/13 §	10,397,103	10,363,801
Term B2 (Extended)
3.557% due 03/31/17 §	3,000,000	2,997,708
Health Management Associates Inc Term B 2.057% due 02/28/14 §	13,241,908	13,075,563
Ikaria Acquisition Inc (1st Lien) 7.000% due 05/16/16 §	895,000	871,506
IMS Health Inc Term B (New Term Loan) 4.500% due 08/25/17 §	5,692,444	5,723,872
inVentiv Health Inc
Term B (Replacement Term Loan)
4.750% due 08/14/16 §	2,977,537	2,990,564
Term C (Add on)
4.750% due 08/04/16 §	458,333	460,052
Kindred Healthcare Inc due 04/09/18 § ¥	2,350,000	2,343,392
MedAssets Inc (New Term Loan) 5.250% due 11/16/16 §	1,221,938	1,231,611
MPT Operating Partnership LP 5.000% due 05/17/16 §	1,400,021	1,407,021
Multiplan Inc Term B (New Term Loan) 4.750% due 08/26/17 §	4,254,808	4,275,550
Mylan Laboratories Inc Term B 3.563% due 10/02/14 §	611,307	614,317
Prime Healthcare Services Inc Term B 7.250% due 04/22/15 §	990,000	972,675
Renal Advantage Holdings Inc Term B (New Term Loan) 5.750% due 12/16/16 §	972,563	983,504
Res-Care Inc Term B 7.250% due 12/22/16 §	1,097,250	1,102,736
Select Medical Corp Term B (Extended) 4.064% due 08/22/14 §	7,523,040	7,547,993
TZ Merger Sub Inc (Incremental Term Loan) 5.750% due 08/04/15 §	995,000	1,004,950
Universal Health Services Inc Term B (New Term Loan) 4.000% due 11/15/16 §	2,597,234	2,610,626
Vanguard Health Holding Co II LLC Term B 5.000% due 01/29/16 §	1,990,013	1,998,287
Warner Chilcott Co LLC Term B2 (New Term Loan) 4.250% due 03/14/18 §	1,022,857	1,028,823
Warner Chilcott Corp Term B1 (New Term Loan) 4.250% due 03/14/18 §	2,045,714	2,057,647
WC Luxco SARL Term B3 (New Term Loan) 4.250% due 03/14/18 §	1,406,429	1,414,632

		124,964,289

Industrials - 11.2%

Alliant Holdings I Inc
(Incremental Term Loan)
8.000% due 08/21/14 §	2,085,401	2,111,469
Term B
3.307% due 08/21/14 §	1,680,591	1,658,009
Alpha D2 Ltd
(2nd Lien)
3.957% due 06/30/14 §	2,000,000	1,948,000
Term B
2.707% due 12/31/13 §	2,380,607	2,348,468
Term B2
2.707% due 12/31/13 §	1,608,032	1,586,324
Armstrong World Industries Inc Term B (New Term Loan) 4.000% due 03/09/18 §	850,000	855,312
BakerCorp Inc Term C 4.810% due 05/08/14 §	2,010,428	2,006,240
Bombardier Recreational Products Inc 2.810% due 06/28/13 §	4,101,266	4,053,076
Brand Energy & Infrastructure Services Inc (New Term Loan) 2.563% due 02/07/14 §	3,084,732	3,007,613
Brenntag Holding GmbH & Co
(Acquisition Term Loan)
3.760% due 01/20/14 §	667,449	669,534
Term B2
3.770% due 01/20/14 §	3,332,551	3,342,966
Brock Holdings III Inc Term B (New Term Loan) 6.000% due 03/16/17 §	1,475,000	1,469,469
Bucyrus International Inc Term C 4.250% due 02/19/16 §	1,985,253	1,997,661
CSC Holdings Inc Term B2 (Incremental) 2.059% due 03/29/16 §	1,979,167	1,985,114
DAE Aviation Holdings Inc
Tranche B1
5.310% due 07/31/14 §	2,280,424	2,278,999
Tranche B2
5.310% due 07/31/14 §	2,196,811	2,195,438
Delos Aircraft Inc Term B2 7.000% due 03/17/16 §	1,000,000	1,007,857
Delta Air Lines Inc
(2nd Lien)
3.506% due 04/30/14 §	3,840,093	3,807,091
Term A
2.233% due 04/30/12 §	7,767,635	7,726,373
DynCorp International LLC Term B 6.250% due 07/05/16 §	1,091,737	1,101,017
Edwards Ltd Term B 5.500% due 05/31/16 §	1,571,063	1,569,099
Goodman Global Holdings Inc (1st Lien) 5.750% due 10/28/16 §	2,313,375	2,330,538
Hawker Beechcraft Acquisition Co LLC
2.263% due 03/26/14 §	1,221,565	1,077,650
LC Facility Deposit
2.307% due 03/26/14 §	75,539	66,639
Houghton International Inc Term B (New Term Loan) 6.750% due 01/29/16 §	1,045,498	1,055,299

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
International Lease Finance Corp Term B1 6.750% due 03/17/15 §	$3,000,000	$3,021,963
JMC Steel Group Inc 4.750% due 04/03/17 §	875,000	876,816
KAR Holdings Inc Term B 3.000% due 10/18/13 §	2,815,512	2,812,874
Metaldyne Co LLC Term B 7.750% due 10/28/16 §	2,164,125	2,218,228
Nielsen Finance LLC
Class A
2.259% due 08/09/13 §	2,526,307	2,515,255
Class B
4.009% due 05/02/16 §	12,321,356	12,356,016
Novelis Inc Term B (Canada) (New Term Loan) 4.000% due 03/10/17 §	3,541,125	3,554,719
Pelican Products Inc Term B (New Term Loan) 5.000% due 03/07/17 §	997,500	1,001,864
Pike Electric Inc
Term B
2.063% due 07/02/12 §	257,076	255,148
Term C
2.063% due 12/10/12 §	165,767	164,524
Pinafore LLC Term B (New Term Loan) 4.250% due 09/29/16 §	2,804,842	2,819,567
Rexnord Corp Term B2 2.500% due 07/19/13 §	1,350,313	1,342,436
Sensata Technologies Finance Co LLC (US Term Loan) 2.054% due 04/26/13 §	3,967,461	3,940,681
Ship US Bidco Inc Term B2 6.250% due 10/15/17 §	1,000,000	1,007,083
Swift Transportation Co Inc Term B 6.000% due 12/21/16 §	3,867,751	3,891,441
Synagro Technologies Inc Term B 2.260% due 04/02/14 §	1,979,434	1,840,874
The Hertz Corp Term B 3.750% due 03/09/18 §	4,525,000	4,534,417
The Manitowoc Co Inc Term A 5.313% due 11/06/13 §	1,051,554	1,057,250
TransDigm Group Inc Term B (New Term Loan) 4.000% due 02/14/17 §	2,842,875	2,868,194
Triumph Group Inc Term B 4.500% due 06/16/16 §	771,125	775,302
Vangent Inc Term B 2.320% due 02/14/13 §	5,455,743	5,373,907
VWR Funding Inc
due 06/30/14 § ¥	1,000,000	983,438
2.746% due 06/30/14 §	4,000,000	3,933,752
Wesco Aircraft Hardware Corp Tranche B 2.500% due 09/30/13 §	979,476	980,388

		117,381,392

Information Technology - 7.0%

Activant Solutions Inc
Term B
2.313% due 05/02/13 §	139,464	138,244
Term B3
4.813% due 02/02/16 §	834,897	840,116
Altegrity Inc
3.059% due 02/21/15 §	2,976,804	2,958,199
(Incremental Term Loan)
7.750% due 02/21/15 §	1,017,313	1,028,757
Applied Systems Inc (1st Lien) 5.500% due 12/08/16 §	1,845,375	1,856,909
Aspect Software Inc Term B (New Term Loan) 6.250% due 04/19/16 §	4,517,439	4,556,967
Booz Allen Hamilton Inc Term B 4.000% due 08/03/17 §	600,000	605,678
Brocade Communications Systems Inc Term B 7.000% due 10/07/13 §	4,108,873	4,134,554
CCC Information Services Inc Term B (New Term Loan) 5.500% due 11/11/15 §	1,875,000	1,887,306
ClientLogic Corp 5.803% due 01/30/14 §	2,102,207	2,096,952
CommScope Inc Term B (New Term Loan) 5.000% due 01/14/18 §	3,975,000	4,007,297
Dealer Computer Services Inc Term B 5.250% due 04/21/17 §	1,796,074	1,804,381
Fidelity National Information Solutions Inc Term B 5.250% due 07/18/16 §	3,283,500	3,307,102
Freescale Semiconductor Inc Term B (Extended) 4.511% due 12/01/16 §	5,090,577	5,069,482
IAP Worldwide Services Inc (1st Lien Term Loan) 8.250% due 12/30/12 §	1,903,576	1,904,766
Infor Enterprise Solutions Holdings Inc
(Delayed Draw Term Loan)
4.000% due 07/28/12 §	640,711	633,500
(Extended Delayed Draw Term Loan)
due 07/28/15 § ¥	693,743	686,805
6.000% due 07/28/15 §	686,554	679,688
(Extended Initial Term Loan)
due 07/28/15 § ¥	1,306,257	1,292,787
6.000% due 07/28/15 §	1,292,721	1,279,391
(Initial Term Loan)
4.000% due 07/28/12 §	1,359,289	1,343,992
Microsemi Corp Term B (New Term Loan) 4.000% due 11/02/17 §	1,047,375	1,053,484
NDS Finance Ltd Term B (New Term Loan) 3.000% due 03/12/18 §	1,725,000	1,722,306
Network Solutions LLC Term B 2.500% due 03/07/14 §	831,884	824,605
SafeNet Inc Term B 2.748% due 04/12/14 §	448,103	445,022
Serena Software Inc (Extended) 4.310% due 03/10/16 §	2,269,173	2,259,245
SkillSoft Corp Term B 6.500% due 05/26/17 §	992,500	1,006,767
SoftLayer Technologies Inc Term B 7.250% due 11/05/16 §	847,833	857,017
Spansion LLC Term B (Exit Term Loan) 6.250% due 01/08/15 §	2,227,929	2,247,423
SS&C Technologies Holdings Inc (US Term Loan) 2.296% due 11/23/12 §	3,049,329	3,034,082
SunGard Data Systems Inc
(Add on)
3.760% due 02/28/14 §	6,400,759	6,412,684
Tranche B
3.933% due 02/26/16 §	7,449,383	7,478,652
Sunquest Information Systems Inc 6.250% due 12/16/16 §	975,000	980,484
Vertafore Inc 5.250% due 07/29/16 §	1,216,950	1,219,992
Wyle Services Corp (Incremental Term Loan) 7.750% due 03/25/16 §	1,144,245	1,152,112

		72,806,748

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Materials - 8.7%

Arizona Chemical Inc Term B (New Term Loan) 4.750% due 11/21/16 §	$643,245	$647,667
Berry Plastics Corp Term C 2.314% due 04/03/15 §	3,465,196	3,328,033
Building Materials Corp of America (1st Lien) 3.000% due 02/24/14 §	1,584,338	1,589,855
BWAY Corp
Term B (New Term Loan)
4.500% due 02/23/18 §	1,071,106	1,076,015
Term C (Canadian Term Loan)
4.500% due 02/23/18 §	95,096	95,453
Consolidated Container Co LLC
2.500% due 03/28/14 §	1,976,810	1,924,919
(2nd Lien)
5.750% due 09/28/14 §	2,000,000	1,762,500
Cristal Inorganic Chemicals US Inc (1st Lien) 2.557% due 05/15/14 §	3,471,821	3,429,871
Fairmount Minerals Ltd Term B (New Term Loan) 5.250% due 03/01/17 §	3,825,000	3,833,966
General Chemical Corp (New Term Loan) 5.002% due 03/03/17 §	796,000	800,312
Georgia-Pacific Corp Term C (New Term Loan) 3.559% due 12/23/14 §	2,968,721	2,980,884
Graham Packaging Co LP
Term C
6.750% due 04/05/14 §	5,472,168	5,514,922
Term D
6.000% due 09/23/16 §	2,388,000	2,410,387
Graphic Packaging International Inc
Term C
due 05/16/14 § ¥	3,000,000	3,000,834
3.053% due 05/16/14 §	2,821,814	2,822,598
Huntsman International LLC
(New Term Loan)
1.786% due 04/21/14 §	764,248	755,650
Term B (Extended)
2.786% due 04/19/17 §	2,056,382	2,045,243
Ineos US Finance LLC
Term B2
7.501% due 12/16/13 §	4,139,359	4,267,422
Term C2
8.001% due 12/16/14 §	4,493,859	4,632,890
ISP Chemco Inc 1.782% due 06/04/14 §	2,969,152	2,930,182
MacDermid Inc Term B 2.246% due 04/12/14 §	6,195,853	6,124,861
Momentive Performance Materials Inc Term B (Extended) 3.750% due 05/05/15 §	3,963,784	3,940,001
Momentive Specialty Chemicals Inc
Term C1 (Extended)
4.063% due 05/05/15 §	694,249	688,030
Term C2 (Extended)
4.063% due 05/05/15 §	292,053	289,437
Term C7 (Extended)
4.063% due 05/05/15 §	3,335,871	3,298,343
Nalco Co Term B1 4.500% due 10/05/17 §	1,840,750	1,859,349
Noranda Aluminum Acquisition Corp Term B 1.996% due 05/18/14 §	1,169,839	1,160,091
Omnova Solutions Inc Term B 5.750% due 05/31/17 §	673,313	679,204
Rockwood Specialties Group Inc Term B (New Term Loan) 3.750% due 02/09/18 §	2,950,000	2,976,736
Smurfit-Stone Container Enterprises Inc Term B (Exit Term Loan) 6.750% due 07/15/16 §	10,220,862	10,270,372
Solutia Inc Term B (New Term Loan) 3.500% due 08/01/17 §	2,441,744	2,458,531
Styron SARL LLC Term B (New Term Loan) 6.000% due 08/02/17 §	2,443,875	2,460,931
Univar Inc Term B 5.000% due 06/30/17 §	1,995,000	2,005,332
Walter Energy Inc Term B due 03/05/18 § ¥	2,950,000	2,972,862

		91,033,683

Telecommunication Services - 5.1%

Alaska Communications Systems Holdings Inc Term B 5.500% due 10/21/16 §	2,369,063	2,374,381
Digicel International
Tranche A
2.813% due 03/30/12 §	8,368,224	8,305,462
Tranche A (Add on)
2.813% due 09/30/12 §	2,500,310	2,481,558
Intelsat Jackson Holdings SA Tranche B 5.250% due 04/02/18 §	13,400,000	13,505,699
MetroPCS Wireless Inc
Term B
4.112% due 11/04/13 §	5,907,762	5,915,608
Term B (New Term Loan)
4.060% due 03/15/18 §	2,568,563	2,576,990
nTelos Inc Term B (New Term Loan) 4.000% due 08/07/15 §	1,979,918	1,986,105
Syniverse Technologies Inc Term B 5.250% due 12/21/17 §	1,895,250	1,912,427
Telesat Canada
Term I (US Term Loan)
3.250% due 10/31/14 §	911,480	910,721
Term II (US Term Loan)
3.250% due 10/31/14 §	78,293	78,228
TowerCo Finance LLC Term B 5.250% due 02/02/17 §	875,000	880,469
UPC Financing Partnership
Term T
3.761% due 12/30/16 §	1,456,978	1,461,077
Term X
3.761% due 12/29/17 §	7,000,000	7,014,581
West Corp Term B4 4.602% due 07/15/16 §	3,914,174	3,926,405

		53,329,711

Utilities - 3.2%

Calpine Corp (New Term Loan) 4.500% due 04/02/18 §	3,575,000	3,595,606
Dynegy Holdings Inc
(Synthetic Letter of Credit)
4.000% due 04/02/13 §	13,414,689	13,336,093
Term B
4.000% due 04/02/13 §	1,066,073	1,059,827
EquiPower Resources Holdings LLC Term B 5.750% due 01/26/18 §	700,000	708,750
Mach Gen LLC (Letter of Credit) 2.307% due 02/22/13 §	776,504	723,443
Texas Competitive Electric Holdings Co LLC Term B2 3.783% due 10/10/14 §	15,991,645	13,498,659

		32,922,378

Total Senior Loan Notes
(Cost $990,703,129)		1,010,726,184

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $28,086,043; collateralized by Federal Home Loan Bank: 1.125% due 05/18/12 and value $28,648,713)	$28,086,035	$28,086,035

Total Short-Term Investment
(Cost $28,086,035)		28,086,035

TOTAL INVESTMENTS - 100.0%
(Cost $1,023,131,258)		1,043,213,384

OTHER ASSETS & LIABILITIES, NET - 0.0%		19,476

NET ASSETS - 100.0%		$1,043,232,860

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Restricted securities as of March 31, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Euramax Holdings Inc ‘A’ Acq. 06/29/09	$60,302	$312,642	0.0%
Metro-Goldwyn-Mayer Studios Inc Acq. 12/30/10	4,281,792	4,088,523	0.4%

	$4,342,094	$4,401,165	0.4%

(c)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $916,667 or less than 0.1% of the net assets as of March 31, 2011, which could be extended at the option of the borrower:

	Unfunded Loan	Market	Unrealized
Borrower	Commitment	Value	Appreciation
inVentiv Health Inc Term B (Delayed Draw Term Loan)	$916,667	$920,104	$3,437

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$4,401,165	$-	$4,401,165	$-
	Senior Loan Notes	1,010,726,184	-	1,010,726,184	-
	Short-Term Investment	28,086,035	-	28,086,035	-
	Unfunded Loan Commitment	920,104	-	920,104	-

	Total	$1,044,133,488	$-	$1,044,133,488	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Consumer Discretionary - 0.1%

The Goodyear Tire & Rubber Co	20,000	$1,021,600

Financials - 0.3%

Ally Financial Inc	120,000	2,984,400
CItigroup Capital XIII	45,000	1,233,000

		4,217,400

Total Preferred Stocks
(Cost $5,125,000)		5,239,000

COMMON STOCKS - 0.0%

Health Care - 0.0%

HCA Holdings Inc *	1,500	50,805

Total Common Stocks
(Cost $45,000)		50,805

EXCHANGE-TRADED FUNDS - 0.9%

iShares S&P 500 Index Fund	30,000	3,990,300
Standard & Poor’s Depository Receipts Trust 1	53,000	7,023,030

Total Exchange-Traded Funds
(Cost $10,704,657)		11,013,330

	Principal
	Amount

CORPORATE BONDS & NOTES - 92.2%

Consumer Discretionary - 19.4%

Allison Transmission Inc 11.000% due 11/01/15 ~	$2,000,000	2,180,000
American Axle & Manufacturing Holdings Inc 9.250% due 01/15/17 ~	3,500,000	3,902,500
Ameristar Casinos Inc 7.500% due 04/15/21 ~	1,500,000	1,486,875
Beazer Homes USA Inc 8.125% due 06/15/16	2,500,000	2,506,250
Belo Corp 8.000% due 11/15/16	4,000,000	4,405,000
Bresnan Broadband Holdings LLC 8.000% due 12/15/18 ~	1,000,000	1,060,000
Burger King Corp 9.875% due 10/15/18	2,000,000	2,127,500
Cablevision Systems Corp 8.625% due 09/15/17	5,000,000	5,587,500
Caesars Entertainment Operating Co Inc 10.000% due 12/15/15	3,000,000	3,015,000
CCO Holdings LLC
7.000% due 01/15/19	3,500,000	3,605,000
7.000% due 01/15/19 ~	500,000	513,750
7.250% due 10/30/17	3,500,000	3,675,000
Cedar Fair LP 9.125% due 08/01/18 ~	6,000,000	6,540,000
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	2,000,000	2,050,000
13.250% due 07/15/15 ~	2,500,000	2,637,500
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	2,500,000	2,618,750
CHC Helicopter SA (Canada) 9.250% due 10/15/20 ~	3,235,000	3,348,225
Citycenter Holdings LLC 10.750% due 01/15/17 ~	3,500,000	3,631,250
CKE Restaurants Inc 11.375% due 07/15/18	4,000,000	4,430,000
Clear Channel Communications Inc
5.500% due 12/15/16	6,275,000	4,596,437
9.000% due 03/01/21 ~	1,500,000	1,503,750
11.000% due 08/01/16	6,000,000	5,610,000
Clear Channel Worldwide Holdings Inc 9.250% due 12/15/17	2,500,000	2,753,125
Dana Holding Corp
6.500% due 02/15/19	750,000	750,000
6.750% due 02/15/21	1,000,000	1,005,000
DISH DBS Corp
7.750% due 05/31/15	4,000,000	4,400,000
7.875% due 09/01/19	2,000,000	2,175,000
Harrah’s Operating Co Inc
6.500% due 06/01/16	2,000,000	1,537,500
10.000% due 12/15/18	7,000,000	6,422,500
11.250% due 06/01/17	4,000,000	4,565,000
Icahn Enterprises LP 8.000% due 01/15/18	2,000,000	2,065,000
J.C. Penney Co Inc 7.125% due 11/15/23	2,000,000	2,080,000
K Hovnanian Enterprises Inc 10.625% due 10/15/16	3,000,000	3,202,500
Kabel BW Erste Beteiligungs GmbH (Germany) 7.500% due 03/15/19 ~	2,250,000	2,317,500
Lear Corp 7.875% due 03/15/18	1,500,000	1,638,750
Levi Strauss & Co 7.625% due 05/15/20	4,250,000	4,281,875
Limited Brands Inc 6.625% due 04/01/21	5,000,000	5,137,500
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	3,000,000	3,097,500
Macy’s Retail Holdings Inc 5.900% due 12/01/16	5,000,000	5,400,000
MGM MIRAGE
6.625% due 07/15/15	4,000,000	3,810,000
6.750% due 04/01/13	4,000,000	4,050,000
9.000% due 03/15/20	1,500,000	1,651,875
10.000% due 11/01/16 ~	5,000,000	5,275,000
Michaels Stores Inc 11.375% due 11/01/16	2,000,000	2,190,000
Mohegan Tribal Gaming Authority 6.875% due 02/15/15	2,000,000	1,480,000
Needle Merger Sub Corp 8.125% due 03/15/19 ~	1,500,000	1,522,500
Petco Animal Supplies Inc 9.250% due 12/01/18 ~	2,000,000	2,150,000
QVC Inc 7.125% due 04/15/17 ~	3,500,000	3,692,500
Scientific Games Corp 8.125% due 09/15/18 ~	3,000,000	3,180,000
Sears Holdings Corp 6.625% due 10/15/18 ~	6,000,000	5,850,000
Sinclair Television Group Inc
8.375% due 10/15/18 ~	2,000,000	2,125,000
9.250% due 11/01/17 ~	3,000,000	3,360,000
Sirius XM Radio Inc 8.750% due 04/01/15 ~	2,000,000	2,260,000
Standard Pacific Corp
8.375% due 05/15/18	2,000,000	2,087,500
8.375% due 05/15/18 ~	3,000,000	3,131,250
8.375% due 01/15/21 ~	3,000,000	3,116,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Starwood Hotels & Resorts Worldwide Inc
7.150% due 12/01/19	$1,500,000	$1,655,625
7.875% due 10/15/14	3,000,000	3,444,000
The Goodyear Tire & Rubber Co 8.250% due 08/15/20	5,000,000	5,375,000
The Interpublic Group of Cos Inc 10.000% due 07/15/17	2,500,000	2,987,500
The McClatchy Co 11.500% due 02/15/17	3,500,000	3,955,000
The Neiman Marcus Group Inc 9.000% due 10/15/15	3,500,000	3,675,000
Toys R Us Property Co II LLC 8.500% due 12/01/17	8,500,000	9,180,000
Travelport LLC 9.875% due 09/01/14	2,000,000	1,957,500
TRW Automotive Inc 8.875% due 12/01/17 ~	3,000,000	3,375,000
Univision Communications Inc 8.500% due 05/15/21 ~	2,000,000	2,080,000
Virgin Media Finance PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	2,130,000
9.500% due 08/15/16	2,000,000	2,285,000
Visteon Corp 6.750% due 04/15/19 ~	2,000,000	2,000,000
Wynn Las Vegas LLC
7.750% due 08/15/20	2,500,000	2,662,500
7.875% due 11/01/17	4,000,000	4,310,000
XM Satellite Radio Inc 7.625% due 11/01/18 ~	2,000,000	2,120,000

		227,983,037

Consumer Staples - 3.6%

Blue Merger Sub Inc 7.625% due 02/15/19 ~	2,500,000	2,546,875
JBS Finance II Ltd (Brazil) 8.250% due 01/29/18 ~	3,000,000	3,097,500
NBTY Inc 9.000% due 10/01/18 ~	2,000,000	2,180,000
New Albertsons Inc 7.450% due 08/01/29	2,000,000	1,590,000
Pilgrim’s Pride Corp 7.875% due 12/15/18 ~	4,000,000	3,900,000
Revlon Consumer Products Corp 9.750% due 11/15/15	2,000,000	2,175,000
Reynolds Group Issuer Inc
6.875% due 02/15/21 ~	500,000	506,250
7.125% due 04/15/19 ~	1,000,000	1,030,000
8.250% due 02/15/21 ~	3,000,000	2,985,000
8.500% due 05/15/18 ~	4,500,000	4,578,750
9.000% due 04/15/19 ~	6,250,000	6,500,000
Rite Aid Corp 9.500% due 06/15/17	1,500,000	1,355,625
Smithfield Foods Inc 7.750% due 07/01/17	2,000,000	2,160,000
Stater Brothers Holdings Inc 7.375% due 11/15/18 ~	3,100,000	3,231,750
SUPERVALU Inc
7.500% due 11/15/14	3,000,000	3,030,000
8.000% due 05/01/16	2,000,000	2,010,000

		42,876,750

Energy - 11.7%

Antero Resources Finance Corp 9.375% due 12/01/17	2,000,000	2,190,000
Arch Coal Inc 8.750% due 08/01/16	4,000,000	4,490,000
BreitBurn Energy Partners LP 8.625% due 10/15/20	2,000,000	2,105,000
Bumi Investment PTE Ltd (Singapore) 10.750% due 10/06/17 ~	2,000,000	2,267,600
Chaparral Energy Inc 8.250% due 09/01/21 ~	3,000,000	3,097,500
Chesapeake Energy Corp
6.625% due 08/15/20	2,000,000	2,140,000
6.875% due 08/15/18	4,000,000	4,370,000
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	3,000,000	3,285,000
Complete Production Services Inc 8.000% due 12/15/16	2,500,000	2,650,000
Concho Resources Inc 7.000% due 01/15/21	2,490,000	2,626,950
CONSOL Energy Inc
6.375% due 03/01/21 ~	500,000	503,125
8.000% due 04/01/17	4,000,000	4,400,000
8.250% due 04/01/20	2,000,000	2,227,500
Crosstex Energy LP 8.875% due 02/15/18	5,500,000	6,022,500
Denbury Resources Inc 9.750% due 03/01/16	3,000,000	3,397,500
El Paso Corp 7.000% due 06/15/17	2,000,000	2,246,582
Energy XXI Gulf Coast Inc 9.250% due 12/15/17 ~	2,000,000	2,145,000
EV Energy Partners LP 8.000% due 04/15/19 ~	2,000,000	2,040,000
EXCO Resources Inc 7.500% due 09/15/18	3,000,000	3,060,000
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	2,000,000	1,990,000
Exterran Holdings Inc 7.250% due 12/01/18 ~	2,000,000	2,045,000
Forest Oil Corp
7.250% due 06/15/19	4,000,000	4,200,000
8.500% due 02/15/14	1,000,000	1,120,000
Harvest Operations Corp (Canada) 6.875% due 10/01/17 ~	2,000,000	2,085,000
Hilcorp Energy I LP
7.625% due 04/15/21 ~	2,000,000	2,105,000
8.000% due 02/15/20 ~	4,000,000	4,280,000
Hornbeck Offshore Services Inc 8.000% due 09/01/17	1,500,000	1,556,250
Inergy LP 7.000% due 10/01/18 ~	1,500,000	1,567,500
International Coal Group Inc 9.125% due 04/01/18	4,000,000	4,560,000
Key Energy Services Inc 6.750% due 03/01/21	2,500,000	2,550,000
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	2,000,000	2,075,000
Linn Energy LLC 7.750% due 02/01/21 ~	3,500,000	3,753,750
MarkWest Energy Partners LP 6.500% due 08/15/21	1,500,000	1,501,875
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	2,500,000	2,543,750
Oasis Petroleum Inc 7.250% due 02/01/19 ~	1,500,000	1,522,500
Petrohawk Energy Corp
7.250% due 08/15/18 ~	1,000,000	1,035,000
7.250% due 08/15/18	3,000,000	3,105,000
Petroplus Finance Ltd (Bermuda)
6.750% due 05/01/14 ~	2,000,000	1,970,000
9.375% due 09/15/19 ~	2,000,000	2,035,000
Plains Exploration & Production Co
6.625% due 05/01/21	2,000,000	2,002,500
8.625% due 10/15/19	3,000,000	3,352,500
10.000% due 03/01/16	4,000,000	4,530,000
Range Resources Corp 7.500% due 05/15/16	2,000,000	2,085,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Regency Energy Partners LP 6.875% due 12/01/18	$2,000,000	$2,140,000
Sabine Pass LNG LP
7.250% due 11/30/13	2,000,000	2,055,000
7.500% due 11/30/16	3,500,000	3,613,750
SandRidge Energy Inc 7.500% due 03/15/21 ~	2,000,000	2,077,500
SM Energy Co 6.625% due 02/15/19 ~	3,000,000	3,086,250
Southern Star Central Corp 6.750% due 03/01/16	1,500,000	1,530,000
TNK-BP Finance SA (Luxembourg) 7.250% due 02/02/20 ~	2,000,000	2,210,000
Venoco Inc 11.500% due 10/01/17	3,000,000	3,337,500
Western Refining Inc 11.250% due 06/15/17 ~	2,000,000	2,270,000

		137,154,882

Financials - 13.8%

Ally Financial Inc
4.500% due 02/11/14	3,000,000	3,007,500
6.250% due 12/01/17 ~	4,000,000	4,080,000
7.500% due 09/15/20 ~	3,000,000	3,213,750
8.300% due 02/12/15	7,000,000	7,691,250
American General Finance Corp 5.400% due 12/01/15	3,000,000	2,752,500
American International Group Inc 8.175% due 05/15/68 §	3,000,000	3,251,250
Bank of America Corp 8.000% § ±	4,500,000	4,845,550
CB Richard Ellis Services Inc
6.625% due 10/15/20	1,500,000	1,552,500
11.625% due 06/15/17	3,000,000	3,555,000
CIT Group Inc
7.000% due 05/01/14	7,209,213	7,362,409
7.000% due 05/01/15	8,959,213	9,060,004
7.000% due 05/01/16	7,848,689	7,878,122
7.000% due 05/01/17	3,988,165	4,003,121
Citigroup Capital XXI 8.300% due 12/21/77 §	2,670,000	2,790,150
Developers Diversified Realty Corp 7.500% due 04/01/17	3,000,000	3,384,564
Fibria Overseas Finance Ltd (Cayman)
6.750% due 03/03/21 ~	1,500,000	1,556,250
7.500% due 05/04/20 ~	2,500,000	2,725,000
First Data Corp
7.375% due 06/15/19 ~	500,000	513,125
11.250% due 03/31/16	7,000,000	7,008,750
12.625% due 01/15/21 ~	6,259,000	6,822,310
Ford Motor Credit Co LLC
5.750% due 02/01/21	2,000,000	1,975,728
6.625% due 08/15/17	3,000,000	3,201,957
8.000% due 06/01/14	3,000,000	3,336,069
8.700% due 10/01/14	9,000,000	10,214,856
General Motors Acceptance Corp
6.875% due 08/28/12	4,500,000	4,747,500
7.500% due 12/31/13	2,000,000	2,172,500
GenOn Escrow Corp 9.875% due 10/15/20 ~	4,000,000	4,200,000
Host Hotels & Resorts Inc 6.000% due 11/01/20	2,500,000	2,468,750
iStar Financial Inc 5.150% due 03/01/12	3,000,000	3,007,500
Liberty Mutual Group Inc
7.800% due 03/07/87 ~	4,500,000	4,522,500
10.750% due 06/15/88 § ~	3,000,000	3,930,000
Lloyds Banking Group PLC (United Kingdom) 6.413% § ~ ±	3,000,000	2,415,000
Nuveen Investments Inc 10.500% due 11/15/15	5,000,000	5,162,500
Omega Healthcare Investors Inc 6.750% due 10/15/22 ~	2,750,000	2,822,187
RBS Capital Trust I 4.709% § ±	3,716,000	2,889,190
RBS Capital Trust II 6.425% § ±	3,000,000	2,250,000
Realogy Corp
7.875% due 02/15/19 ~	1,400,000	1,396,500
12.375% due 04/15/15	3,500,000	3,508,750
Reckson Operating Partnership LP 7.750% due 03/15/20	3,000,000	3,371,322
Regions Financial Corp 6.450% due 06/26/37	2,000,000	1,845,544
Springleaf Finance Corp 6.900% due 12/15/17	4,000,000	3,675,000
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	2,750,000	2,708,750

		162,875,208

Health Care - 7.2%

American Renal Holdings Co Inc
8.375% due 05/15/18	2,545,000	2,697,700
9.750% due 03/01/16 ~	2,000,000	1,985,000
Apria Healthcare Group Inc 11.250% due 11/01/14	2,000,000	2,165,000
Aviv Healthcare Properties LP 7.750% due 02/15/19 ~	2,500,000	2,618,750
Bausch & Lomb Inc 9.875% due 11/01/15	2,000,000	2,155,000
Biomet Inc 10.375% due 10/15/17	5,000,000	5,518,750
CHS/Community Health Systems Inc 8.875% due 07/15/15	1,500,000	1,586,250
ConvaTec Healthcare SA (Luxembourg) 10.500% due 12/15/18 ~	2,000,000	2,110,000
DaVita Inc 6.375% due 11/01/18	2,000,000	2,025,000
DJO Finance LLC 9.750% due 10/15/17 ~	2,000,000	2,110,000
Giant Funding Corp 8.250% due 02/01/18 ~	1,750,000	1,804,688
HCA Holdings Inc 7.750% due 05/15/21 ~	2,500,000	2,618,750
HCA Inc
7.250% due 09/15/20	1,500,000	1,612,500
8.500% due 04/15/19	2,500,000	2,787,500
9.250% due 11/15/16	11,750,000	12,704,687
HealthSouth Corp
7.250% due 10/01/18	1,000,000	1,038,750
10.750% due 06/15/16	3,500,000	3,745,000
Multiplan Inc 9.875% due 09/01/18 ~	1,500,000	1,612,500
Mylan Inc 7.625% due 07/15/17 ~	4,000,000	4,325,000
Phibro Animal Health Corp 9.250% due 07/01/18 ~	2,000,000	2,145,000
Rotech Healthcare Inc 10.500% due 03/15/18 ~	2,000,000	1,990,000
Select Medical Corp 7.625% due 02/01/15	2,000,000	2,045,000
Tenet Healthcare Corp
8.000% due 08/01/20	3,750,000	3,928,125
9.250% due 02/01/15	3,000,000	3,318,750
Valeant Pharmaceuticals International Inc
6.500% due 07/15/16 ~	2,000,000	1,985,000
6.750% due 10/01/17 ~	4,000,000	3,960,000
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	4,000,000	4,115,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Vanguard Health Systems Inc 0.000% due 02/01/16 ~	$1,000,000	$640,000
Warner Chilcott Co LLC 7.750% due 09/15/18 ~	3,000,000	3,157,500

		84,505,200

Industrials - 9.2%

Aguila 3 SA (Luxembourg) 7.875% due 01/31/18 ~	1,750,000	1,793,750
Air Canada (Canada)
9.250% due 08/01/15 ~	7,000,000	7,332,500
12.000% due 02/01/16 ~	2,000,000	2,095,000
Avis Budget Car Rental LLC
8.250% due 01/15/19	3,000,000	3,157,500
9.625% due 03/15/18	2,500,000	2,775,000
AWAS Aviation Capital Ltd (Ireland) 7.000% due 10/15/16 ~	5,800,000	5,829,000
BE Aerospace Inc 6.875% due 10/01/20	2,000,000	2,080,000
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	4,000,000	4,365,000
Briggs & Stratton Corp 6.875% due 12/15/20	2,000,000	2,105,000
Casella Waste Systems Inc 11.000% due 07/15/14	1,500,000	1,706,250
Ceridian Corp 11.250% due 11/15/15	3,000,000	3,135,000
CKE Holdings Inc 10.500% due 03/14/16 ~	2,000,000	1,905,000
Continental Airlines Inc 8.750% due 12/01/11	3,500,000	3,613,750
Delta Air Lines Inc
9.500% due 09/15/14 ~	3,144,000	3,356,220
12.250% due 03/15/15 ~	1,000,000	1,125,000
FTI Consulting Inc 7.750% due 10/01/16	3,775,000	3,963,750
Hawker Beechcraft Acquisition Co LLC 8.500% due 04/01/15	2,000,000	1,705,000
Huntington Ingalls Industries Inc
6.875% due 03/15/18 ~	500,000	524,375
7.125% due 03/15/21 ~	1,000,000	1,047,500
International Lease Finance Corp
5.250% due 01/10/13	5,000,000	5,087,500
5.650% due 06/01/14	2,500,000	2,525,000
8.250% due 12/15/20	1,500,000	1,646,250
JMC Steel Group 8.250% due 03/15/18 ~	2,500,000	2,568,750
Kansas City Southern de Mexico SA de CV (Mexico) 8.000% due 02/01/18	3,000,000	3,285,000
Masco Corp 7.750% due 08/01/29	3,000,000	3,059,022
Navios Martime Holdings Inc
8.125% due 02/15/19 ~	1,500,000	1,518,750
8.875% due 11/01/17	3,000,000	3,266,250
Novelis Inc (Canada)
8.375% due 12/15/17 ~	4,000,000	4,350,000
8.750% due 12/15/20 ~	2,000,000	2,210,000
Polypore International Inc 7.500% due 11/15/17 ~	1,500,000	1,582,500
RailAmerica Inc 9.250% due 07/01/17	2,000,000	2,222,500
RSC Equipment Rental Inc 8.250% due 02/01/21 ~	3,500,000	3,657,500
Spirit Aerosystems Inc 7.500% due 10/01/17	4,000,000	4,320,000
The Hertz Corp 7.500% due 10/15/18 ~	4,500,000	4,680,000
Triumph Group Inc 8.625% due 07/15/18	3,000,000	3,322,500
United Rentals North America Inc 8.375% due 09/15/20	2,500,000	2,625,000
USG Corp 9.750% due 08/01/14 ~	2,000,000	2,200,000

		107,741,117

Information Technology - 3.5%

Advanced Micro Devices Inc 7.750% due 08/01/20	2,000,000	2,065,000
Alion Science & Technology Corp 10.250% due 02/01/15	4,500,000	3,690,000
CDW Escrow Corp 8.500% due 04/01/19 ~	2,000,000	2,012,500
CDW LLC/CDW Finance Corp
8.000% due 12/15/18 ~	2,000,000	2,120,000
11.500% due 10/12/15	2,000,000	2,170,000
CommScope Inc 8.250% due 01/15/19 ~	1,750,000	1,837,500
Fidelity National Information Services Inc
7.625% due 07/15/17	2,000,000	2,177,500
7.875% due 07/15/20	1,750,000	1,920,625
Freescale Semiconductor Inc
9.250% due 04/15/18 ~	2,000,000	2,200,000
10.750% due 08/01/20 ~	4,000,000	4,510,000
NXP BV (Netherlands) 9.500% due 10/15/15	4,500,000	4,792,500
SunGard Data Systems Inc
7.375% due 11/15/18 ~	3,000,000	3,082,500
10.250% due 08/15/15	4,500,000	4,736,250
Unisys Corp 12.500% due 01/15/16	3,000,000	3,382,500

		40,696,875

Materials - 8.6%

APERAM (Luxembourg)
7.375% due 04/01/16 ~	1,500,000	1,533,750
7.750% due 04/01/18 ~	500,000	512,500
Associated Materials LLC 9.125% due 11/01/17 ~	3,000,000	3,217,500
Berry Plastics Corp
9.500% due 05/15/18	1,500,000	1,500,000
9.750% due 01/15/21 ~	3,000,000	2,985,000
10.250% due 03/01/16	4,500,000	4,398,750
Boise Paper Holdings LLC
8.000% due 04/01/20	2,500,000	2,712,500
9.000% due 11/01/17	2,000,000	2,230,000
Braskem Finance Ltd (Cayman) 7.000% due 05/07/20 ~	2,000,000	2,180,000
Building Materials Corp of America 6.875% due 08/15/18 ~	3,000,000	3,082,500
BWAY Holding Co 10.000% due 06/15/18 ~	1,500,000	1,657,500
BWAY Parent Co Inc 10.125% due 11/01/15 ~	2,000,000	2,070,000
CF Industries Inc 6.875% due 05/01/18	2,500,000	2,812,500
FMG Resources August 2006 Property Ltd (Australia)
6.875% due 02/01/18 ~	4,000,000	4,190,000
7.000% due 11/01/15 ~	5,000,000	5,212,500
Georgia Gulf Corp 9.000% due 01/15/17 ~	2,500,000	2,750,000
Georgia-Pacific LLC 8.000% due 01/15/24	2,500,000	2,868,750
Graham Packaging Co LP 8.250% due 10/01/18	6,000,000	6,465,000
Graphic Packaging International Inc 9.500% due 06/15/17	2,000,000	2,230,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Hexion U.S. Finance Corp
8.875% due 02/01/18	$3,500,000	$3,718,750
9.000% due 11/15/20 ~	2,500,000	2,598,438
Huntsman International LLC
5.500% due 06/30/16	4,000,000	3,950,000
8.625% due 03/15/21 ~	1,000,000	1,095,000
Lyondell Chemical Co 11.000% due 05/01/18	6,000,000	6,765,000
Momentive Performance Materials Inc
9.000% due 01/15/21 ~	3,500,000	3,626,875
11.500% due 12/01/16	1,500,000	1,616,250
NewPage Corp 10.000% due 05/01/12	2,500,000	1,668,750
Nova Chemicals Corp (Canada) 8.375% due 11/01/16	3,040,000	3,351,600
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	2,000,000	2,202,500
Rock-Tenn Co 8.200% due 08/15/11	1,500,000	1,537,500
Ryerson Holding Corp 0.000% due 02/01/15	5,000,000	2,662,500
Ryerson Inc 12.000% due 11/01/15	3,000,000	3,270,000
Steel Dynamics Inc
6.750% due 04/01/15	2,000,000	2,057,500
7.625% due 03/15/20	3,500,000	3,771,250
Texas Industries Inc 9.250% due 08/15/20	2,500,000	2,712,500

		101,213,163

Telecommunication Services - 10.3%

Avaya Inc
7.000% due 04/01/19 ~	2,000,000	1,960,000
10.125% due 11/01/15	2,500,000	2,568,750
Axtel SAB de CV (Mexico) 9.000% due 09/22/19 ~	1,000,000	965,000
Buccaneer Merger Sub Inc 9.125% due 01/15/19 ~	2,500,000	2,662,500
Cincinnati Bell Inc
8.375% due 10/15/20	2,000,000	1,970,000
8.750% due 03/15/18	2,000,000	1,897,500
Clearwire Communications LLC
12.000% due 12/01/15 ~	8,500,000	9,222,500
12.000% due 12/01/17 ~	3,000,000	3,213,750
Cricket Communications Inc
7.750% due 05/15/16	3,000,000	3,202,500
7.750% due 10/15/20	4,500,000	4,545,000
Digicel Group Ltd (Bermuda) 8.875% due 01/15/15 ~	1,500,000	1,569,750
Digicel Ltd (Bermuda) 8.250% due 09/01/17 ~	2,000,000	2,130,000
Frontier Communications Corp
6.625% due 03/15/15	2,500,000	2,618,750
8.250% due 04/15/17	6,500,000	7,052,500
8.500% due 04/15/20	4,000,000	4,355,000
8.750% due 04/15/22	2,000,000	2,175,000
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 10/15/20 ~	3,000,000	3,015,000
7.500% due 04/01/21 ~	2,500,000	2,518,750
9.250% due 06/15/16 Δ	1,000,000	1,028,750
Intelsat Luxembourg SA (Luxembourg)
11.250% due 02/04/17	7,500,000	8,231,250
11.500% due 02/04/17	13,954,101	15,384,396
Level 3 Financing Inc 9.250% due 11/01/14	3,000,000	3,082,500
MetroPCS Wireless Inc 7.875% due 09/01/18	3,000,000	3,225,000
NII Capital Corp 7.625% due 04/01/21	1,000,000	1,027,500
Pacnet Ltd (Bermuda) 9.250% due 11/09/15 ~	2,000,000	2,040,000
Qwest Communications International Inc 8.000% due 10/01/15	8,000,000	8,870,000
Sable International Finance Ltd (Cayman) 7.750% due 02/15/17 ~	2,500,000	2,637,500
SBA Telecommunications Inc 8.000% due 08/15/16	3,000,000	3,281,250
Sprint Nextel Corp 6.000% due 12/01/16	6,500,000	6,556,875
West Corp 8.625% due 10/01/18 ~	3,000,000	3,172,500
Windstream Corp
7.875% due 11/01/17	2,500,000	2,693,750
8.125% due 09/01/18	2,500,000	2,681,250

		121,554,771

Utilities - 4.9%

Calpine Corp
7.500% due 02/15/21 ~	5,250,000	5,460,000
7.875% due 01/15/23 ~	3,250,000	3,375,938
Dynegy Holdings Inc
7.500% due 06/01/15	2,000,000	1,632,500
7.625% due 10/15/26	4,700,000	3,290,000
Edison Mission Energy
7.200% due 05/15/19	4,000,000	3,140,000
7.750% due 06/15/16	2,000,000	1,710,000
Energy Future Holdings Corp 10.875% due 11/01/17	1,179,000	990,360
Foresight Energy LLC 9.625% due 08/15/17 ~	4,000,000	4,325,000
Ipalco Enterprises Inc 7.250% due 04/01/16 ~	2,450,000	2,664,375
Mirant Americas Generation LLC 9.125% due 05/01/31	2,000,000	2,075,000
NRG Energy Inc
7.375% due 02/01/16	4,000,000	4,150,000
7.625% due 01/15/18 ~	2,000,000	2,077,500
RRI Energy Inc 7.875% due 06/15/17	2,000,000	1,995,000
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	4,059,000	2,394,810
15.000% due 04/01/21 ~	2,000,000	1,660,000
The AES Corp
7.750% due 03/01/14	5,000,000	5,425,000
9.750% due 04/15/16	2,500,000	2,881,250
Wind Acquisition Finance SA (Luxembourg) 7.250% due 02/15/18 ~	2,500,000	2,618,750
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	5,154,800	6,263,082

		58,128,565

Total Corporate Bonds & Notes
(Cost $1,013,037,209)		1,084,729,568

CONVERTIBLE CORPORATE BONDS & NOTES - 0.6%

Energy - 0.4%

Peabody Energy Corp
4.750% due 12/15/66	3,000,000	3,990,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value

Telecommunication Services - 0.2%

Clearwire Communications LLC 8.250% due 12/01/40 ~	$1,500,000	$1,659,375
SBA Communications Corp 1.875% due 05/01/13	1,000,000	1,145,000

		2,804,375

Total Convertible Corporate Bonds & Notes
(Cost $5,466,827)		6,794,375

SENIOR LOAN NOTES - 1.8%

Consumer Discretionary - 0.4%

Newsday LLC (Fixed Rate Term Loan) 10.500% due 08/01/13	2,500,000	2,665,625
Univision Communications Inc (Initial Term Loan) 2.246% due 09/29/14 §	2,213,295	2,158,556

		4,824,181

Consumer Staples - 0.0%

NBTY Inc Term B (New Term Loan)
due 10/02/17 § ¥	8,125	8,153

Financials - 0.4%

First Data Corp Term B1
3.002% due 09/24/14 §	4,889,216	4,692,122

Health Care - 0.3%

CareStream Health Inc Term B
due 02/25/17 § ¥	3,250,000	3,185,507

Industrials - 0.1%

TransDigm Inc Term B (New Term Loan)
4.000% due 02/14/17 §	1,250,000	1,261,133

Telecommunication Services - 0.3%

Avaya Inc Term B3 (Extended) 4.811% due 10/26/17 §	2,663,578	2,582,006
Intelsat Jackson Holdings SA Tranche B 5.250% due 04/02/18 §	1,000,000	1,007,888

		3,589,894

Utilities - 0.3%

Texas Competitive Electric Holdings Co LLC (Delayed Draw Term Loan)
3.759% due 10/10/14 §	3,940,000	3,298,765

Total Senior Loan Notes
(Cost $20,043,932)		20,859,755

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $32,661,502; collateralized by Federal Home Loan Bank: 1.125% due 05/18/12 and value $33,315,631)	32,661,493	32,661,493

Total Short-Term Investment
(Cost $32,661,493)		32,661,493

TOTAL INVESTMENTS - 98.7%
(Cost $1,087,084,118)		1,161,348,326

OTHER ASSETS & LIABILITIES, NET - 1.3%		15,685,758

NET ASSETS - 100.0%		$1,177,034,084

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2011, 0.6% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(c)	Pursuant to the terms of the following senior loan agreement, the portfolio had an unfunded loan commitment of $5,947,780 or 0.5% of the net assets as of March 31, 2011, which could be extended at the option of the borrower:

	Unfunded Loan	Market	Unrealized
Borrower	Commitment	Value	Depreciation
EchoStar Corp Δ (Unsecured Bridge Loan)	$5,947,780	$5,947,500	($280)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$5,239,000	$5,239,000	$-	$-
	Common Stocks (1)	50,805	50,805	-	-
	Exchange-Traded Funds	11,013,330	11,013,330	-	-
	Corporate Bonds & Notes	1,084,729,568	-	1,084,729,568	-
	Convertible Corporate Bonds & Notes	6,794,375	-	6,794,375	-
	Senior Loan Notes	20,859,755	-	20,859,755	-
	Short-Term Investment	32,661,493	-	32,661,493	-
	Unfunded Loan Commitment	5,947,500	-	-	5,947,500

	Total	$1,167,295,826	$16,303,135	$1,145,045,191	$5,947,500

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in the Supplemental Notes to Schedules of Investments) for the period ended March 31, 2011:

	Unfunded
	Loan
	Commitment	Total
Value, Beginning of Period	$-	$-
Purchases	5,947,500	5,947,500
Sales	-	-
Accrued Discounts (Premiums)	280	280
Total Net Realized Gains (Losses)	-	-
Total Change in Net Unrealized Depreciation	(280)	(280)
Transfers In	-	-
Transfers Out	-	-

Value, End of Period	$5,947,500	$5,947,500

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($280)	($280)

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	3,200	$3,312,640

Total Convertible Preferred Stocks
(Cost $3,200,000)		3,312,640

	Principal
	Amount
CORPORATE BONDS & NOTES - 32.5%

Consumer Discretionary - 0.8%

Centex Corp 5.700% due 05/15/14	$3,500,000	3,657,500
DISH DBS Corp 7.000% due 10/01/13	9,000,000	9,765,000
Limited Brands Inc 6.900% due 07/15/17	1,000,000	1,077,500
Macy’s Retail Holdings Inc
5.875% due 01/15/13	2,000,000	2,137,500
7.450% due 07/15/17	1,000,000	1,135,000
Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13	3,000,000	3,221,250
6.750% due 05/15/18	3,900,000	4,255,875
7.875% due 05/01/12	5,500,000	5,850,625
Videotron Ltee (Canada) 6.875% due 01/15/14	3,800,000	3,871,250

		34,971,500

Consumer Staples - 0.4%

Cadbury Schweppes US Finance LLC 5.125% due 10/01/13 ~	6,200,000	6,704,668
UST Inc 6.625% due 07/15/12	8,900,000	9,436,349

		16,141,017

Energy - 0.9%

BP Capital Markets PLC (United Kingdom) 0.450% due 04/11/11 §	800,000	800,026
Gaz Capital SA (Luxembourg)
5.092% due 11/29/15 ~	3,700,000	3,880,190
7.343% due 04/11/13 ~	1,200,000	1,326,000
Petrobras International Finance Co (Cayman) 3.875% due 01/27/16	23,100,000	23,340,564
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	3,700,000	3,774,000
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 7.700% due 08/07/13 ~	7,500,000	8,395,388

		41,516,168

Financials - 28.4%

Ally Financial Inc
3.512% due 02/11/14 §	13,000,000	13,042,198
8.300% due 02/12/15	300,000	329,625
American Express Co 7.250% due 05/20/14	3,500,000	3,980,473
American Express Credit Corp 0.368% due 02/24/12 §	5,550,000	5,542,408
American International Group Inc
0.310% due 04/03/12	JPY 370,000,000	4,394,562
5.600% due 10/18/16	$800,000	832,746
8.175% due 05/15/68 §	7,900,000	8,561,625
8.250% due 08/15/18	4,900,000	5,741,771
8.625% due 05/22/68 § ~	GBP 1,400,000	2,352,558
ANZ National International Ltd (New Zealand) 0.754% due 08/19/14 § ~	$10,000,000	10,074,570
Banco Mercantil del Norte SA (Mexico) 4.375% due 07/19/15 ~	1,200,000	1,216,442
Banco Santander Brasil SA (Brazil)
0.000% due 12/28/11 ~ Δ	1,500,000	1,470,000
4.500% due 04/06/15 ~	2,000,000	2,042,208
Bank of America Corp 0.908% due 06/11/12 §	GBP 2,500,000	3,975,290
Bank of Scotland PLC (United Kingdom) 4.880% due 04/15/11 ~ Δ	$6,300,000	6,305,475
Barclays Bank PLC ‘NY’ (United Kingdom) 1.392% due 12/16/11 §	59,800,000	59,804,724
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	9,100,000	9,027,400
BPCE SA (France) 2.375% due 10/04/13 ~	9,862,000	9,861,684
BRFkredit AS (Denmark) 0.553% due 04/15/13 § ~	1,900,000	1,900,737
Caelus Re Ltd (Cayman) 6.561% due 06/07/11 § ~ Δ	1,200,000	1,199,212
CIT Group Inc
7.000% due 05/01/13	56,026	57,216
7.000% due 05/01/14	160,161	163,564
7.000% due 05/01/15	160,161	161,963
7.000% due 05/01/16	266,936	267,937
7.000% due 05/01/17	373,711	375,112
Citibank NA
0.313% due 11/15/12 §	5,000,000	5,007,410
1.375% due 08/10/11	1,000,000	1,004,372
Citigroup Inc
1.164% due 02/15/13 §	21,100,000	21,174,040
2.312% due 08/13/13 §	7,912,000	8,150,096
5.250% due 02/27/12	6,700,000	6,961,400
5.300% due 10/17/12	48,100,000	50,745,837
6.000% due 12/13/13	5,600,000	6,088,264
6.400% due 03/27/13	EUR 5,000,000	7,472,156
Commonwealth Bank of Australia (Australia)
0.589% due 09/17/14 § ~	$8,100,000	8,113,770
0.723% due 07/12/13 § ~	69,400,000	69,559,065
0.808% due 06/25/14 § ~	18,500,000	18,658,600
Countrywide Financial Corp
0.751% due 05/07/12 §	4,000,000	3,988,296
5.800% due 06/07/12	13,612,000	14,319,552
DanFin Funding Ltd (Ireland) 1.003% due 07/16/13 § ~	7,400,000	7,397,144
Dexia Credit Local SA (France)
0.784% due 04/29/14 § ~	68,400,000	68,070,244
0.959% due 09/23/11 § ~	7,300,000	7,313,301
Dexia Credit Local SA ‘NY’ (France) 0.710% due 03/05/13 § ~	9,450,000	9,391,514
FIH Erhvervsbank AS (Denmark) 2.000% due 06/12/13 ~	2,200,000	2,236,078
Ford Motor Credit Co LLC
7.000% due 10/01/13	1,100,000	1,187,279
7.250% due 10/25/11	10,800,000	11,115,587
7.800% due 06/01/12	2,200,000	2,332,992
General Electric Capital Corp
0.309% due 09/21/12 §	61,500,000	61,569,802
0.309% due 12/21/12 §	42,400,000	42,500,064
0.481% due 06/01/12 §	96,100,000	96,394,739
General Motors Acceptance Corp
6.875% due 09/15/11	3,000,000	3,063,750
6.875% due 08/28/12	10,600,000	11,132,788
7.000% due 02/01/12	9,300,000	9,613,875
HCP Inc 6.700% due 01/30/18	3,000,000	3,324,345

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
HSBC Finance Corp
0.653% due 07/19/12 §	$7,500,000	$7,479,930
1.251% due 04/05/13 §	EUR 600,000	830,923
6.750% due 05/15/11	$450,000	453,094
Hyundai Capital Services (South Korea) 4.375% due 07/27/16 ~	5,300,000	5,327,162
ICICI Bank Ltd (India) 2.063% due 02/24/14 § ~	1,300,000	1,292,585
ING Bank Australia Ltd (Australia) 5.523% due 06/24/14 §	AUD 2,000,000	2,083,335
ING Bank NV (Netherlands)
0.933% due 01/13/12 § ~	$6,500,000	6,517,927
1.107% due 03/30/12 § ~	49,200,000	49,361,081
1.623% due 10/18/13 § ~	15,700,000	15,777,966
LeasePlan Corp NV (Netherlands) 3.000% due 05/07/12 ~	23,260,000	23,832,289
Lehman Brothers Holdings Inc
2.520% due 11/24/08 § Ψ	900,000	232,875
2.649% due 12/23/08 § Ψ	3,600,000	931,500
5.259% due 06/12/13 § Ψ	EUR 4,210,000	1,446,854
6.200% due 09/26/14 Ψ	$1,900,000	503,500
6.875% due 05/02/18 Ψ	7,000,000	1,872,500
7.000% due 09/27/27 Ψ	1,700,000	444,125
Liberty Mutual Group Inc 5.750% due 03/15/14 ~	3,600,000	3,778,632
Macquarie Bank Ltd (Australia) 2.600% due 01/20/12 ~	2,320,000	2,359,570
Marsh & McLennan Cos Inc 5.750% due 09/15/15	6,000,000	6,513,768
Merrill Lynch & Co Inc
0.540% due 06/05/12 §	3,000,000	2,988,222
0.983% due 02/21/12 §	GBP 700,000	1,115,386
1.271% due 02/16/12 §	EUR 5,000,000	7,059,226
1.317% due 01/31/14 §	1,500,000	2,068,330
1.359% due 08/09/13 §	2,900,000	4,027,401
1.947% due 09/27/12 §	2,000,000	2,769,012
5.450% due 02/05/13	$9,000,000	9,539,181
6.050% due 08/15/12	8,000,000	8,501,160
Metropolitan Life Global Funding I 1.434% due 09/17/12 § ~	22,600,000	22,881,506
Morgan Stanley
0.603% due 01/09/14 §	3,200,000	3,151,802
1.388% due 11/29/13 §	EUR 900,000	1,240,353
1.422% due 03/01/13 §	600,000	839,543
1.903% due 01/24/14 §	$3,400,000	3,470,224
2.812% due 05/14/13 §	29,656,000	30,720,057
National Australia Bank Ltd (Australia) 0.803% due 07/08/14 § ~	125,700,000	127,081,066
Santander US Debt SA Unipersonal (Spain) 1.107% due 03/30/12 § ~	41,700,000	41,323,991
SLM Corp
2.996% due 03/15/12 §	223,000	223,910
3.496% due 03/17/14 §	1,535,000	1,498,175
3.546% due 02/01/14 §	1,055,000	1,032,676
3.616% due 01/31/14 §	2,472,000	2,424,711
3.621% due 11/21/13 §	300,000	299,175
3.946% due 12/15/13 §	200,000	195,566
8.450% due 06/15/18	2,912,000	3,265,907
Svenska Handelsbanken AB (Sweden) 1.310% due 09/14/12 § ~	18,600,000	18,767,791
The Goldman Sachs Group Inc
0.759% due 03/22/16 §	18,500,000	17,858,457
1.393% due 11/15/14 §	EUR 7,500,000	10,297,254
The Royal Bank of Scotland Group PLC (United Kingdom)
1.203% due 04/23/12 §	$1,800,000	1,815,147
1.450% due 10/20/11 ~	52,000,000	52,326,508
1.678% due 10/15/12 §	4,200,000	4,199,013
2.625% due 05/11/12 ~	23,000,000	23,505,448
2.733% due 08/23/13 §	8,300,000	8,531,155
3.000% due 12/09/11 ~	4,800,000	4,886,779
UBS AG (Switzerland) 2.250% due 08/12/13	30,000,000	30,286,950
Vita Capital III Ltd (Cayman) 1.425% due 01/01/12 § ~ Δ	2,400,000	2,374,320
Westpac Banking Corp (Australia)
0.590% due 09/10/14 § ~	2,900,000	2,905,890
3.585% due 08/14/14 ~	12,300,000	12,902,134
Westpac Securities NZ Ltd (New Zealand) 2.500% due 05/25/12 ~	7,800,000	7,952,974

		1,317,933,876

Health Care - 0.0%

Cardinal Health Inc
6.000% due 06/15/17	1,000,000	1,111,314

Industrials - 0.8%

Con-way Inc 7.250% due 01/15/18	7,000,000	7,596,540
International Lease Finance Corp
0.635% due 07/01/11 §	3,290,000	3,286,510
5.625% due 09/20/13	3,400,000	3,472,250
6.500% due 09/01/14 ~	2,900,000	3,110,250
6.625% due 11/15/13	3,200,000	3,328,000
6.750% due 09/01/16 ~	2,500,000	2,687,500
7.125% due 09/01/18 ~	5,100,000	5,505,450
Masco Corp 6.125% due 10/03/16	5,300,000	5,434,837
RACERS CLO 0.479% due 07/25/17 § ~	2,982,259	2,928,834

		37,350,171

Materials - 0.7%

Rexam PLC (United Kingdom) 6.750% due 06/01/13 ~	4,200,000	4,555,795
Temple-Inland Inc 6.875% due 01/15/18	4,000,000	4,330,108
The Dow Chemical Co
2.562% due 08/08/11 §	11,565,000	11,652,778
4.625% due 05/27/11	EUR 2,300,000	3,271,524
4.850% due 08/15/12	$4,300,000	4,504,237
Xstrata Canada Corp (Canada) 7.350% due 06/05/12	3,700,000	3,944,056

		32,258,498

Telecommunication Services - 0.5%

Embarq Corp 6.738% due 06/01/13	5,000,000	5,423,410
Verizon Wireless Capital LLC
2.914% due 05/20/11 §	5,415,000	5,432,924
3.750% due 05/20/11	12,200,000	12,251,886

		23,108,220

Utilities - 0.0%

Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	549,522

Total Corporate Bonds & Notes
(Cost $1,484,385,425)		1,504,940,286

SENIOR LOAN NOTES - 0.1%

Consumer Discretionary - 0.1%

Ford Motor Co Term B1
3.010% due 12/16/13 §	2,986,450	2,988,532

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value

Financials - 0.0%

CIT Group Inc Term 3
6.250% due 08/11/15 §	$1,000,000	$1,015,086

Telecommunication Services - 0.0%

Vodafone Americas Finance 2
(Cash Term Loan)
6.875% due 08/11/15 § Δ	2,500,000	2,525,000
(PIK Term Loan)
6.875% due 08/11/15 § Δ	88,325	89,208

		2,614,208

Total Senior Loan Notes
(Cost $6,486,836)		6,617,826

MORTGAGE-BACKED SECURITIES - 13.0%

Collateralized Mortgage Obligations - Commercial - 3.5%

Banc of America Commercial Mortgage Inc
0.428% due 06/10/49 " § ~	894,633	859,393
5.414% due 09/10/47 " §	2,500,000	2,653,508
5.802% due 06/10/49 " §	3,794,633	3,992,447
5.889% due 07/10/44 " §	11,015,000	11,913,693
5.929% due 05/10/45 " §	1,400,000	1,520,233
5.933% due 02/10/51 " §	2,900,000	3,134,209
Banc of America Large Loan Inc
0.765% due 08/15/29 " § ~	16,361,101	15,713,205
5.620% due 06/24/50 " § ~	1,600,000	1,704,948
5.640% due 02/17/51 " § ~	1,700,000	1,807,858
Bear Stearns Commercial Mortgage Securities 0.000% due 05/18/11 " ~	6,400,000	6,336,000
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.886% due 11/15/44 " §	900,000	973,728
Commercial Mortgage Pass-Through Certificates 3.156% due 07/10/46 " ~	4,467,030	4,453,046
Credit Suisse Mortgage Capital Certificates
5.467% due 09/18/39 " § ~	6,900,000	7,257,154
5.525% due 06/15/39 " §	4,140,000	4,384,033
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 "	886,615	889,814
4.706% due 05/10/43 "	185,662	185,554
GMAC Commercial Mortgage Securities Inc 5.238% due 11/10/45 " §	10,000,000	10,605,936
Greenwich Capital Commercial Funding Corp 5.444% due 03/10/39 "	11,815,000	12,504,750
GS Mortgage Securities Corp II
1.142% due 03/06/20 " § ~	5,140,103	5,141,184
1.317% due 03/06/20 " § ~	2,500,000	2,501,087
4.592% due 08/10/43 " ~	13,025,000	13,098,462
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 "	1,590,000	1,664,540
5.429% due 12/12/43 "	1,650,000	1,766,361
5.794% due 02/12/51 " §	4,000,000	4,308,688
LB-UBS Commercial Mortgage Trust 5.424% due 02/15/40 "	420,000	445,995
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	700,000	733,497
Morgan Stanley Capital I
0.315% due 10/15/20 " § ~	4,008,662	3,855,053
5.877% due 06/11/49 " §	3,200,000	3,409,067
RBSCF Trust
5.695% due 09/16/40 " § ~	4,000,000	4,320,401
6.013% due 12/16/49 " § ~	400,000	440,917
Vornado DP LLC 4.004% due 09/13/28 " ~	3,700,000	3,556,982
Wachovia Bank Commercial Mortgage Trust
0.335% due 06/15/20 " § ~	14,945,340	13,847,540
0.345% due 09/15/21 " § ~	10,935,797	10,841,205
5.088% due 08/15/41 " §	2,800,000	2,977,542

		163,798,030

Collateralized Mortgage Obligations - Residential - 8.0%

American General Mortgage Loan Trust 5.150% due 03/25/58 " § ~	11,884,893	12,299,022
American Home Mortgage Assets 1.012% due 02/25/47 " §	6,293,607	3,170,222
American Home Mortgage Investment Trust 1.960% due 09/25/45 " §	2,950,152	2,594,560
Arkle Master Issuer PLC (United Kingdom) 1.464% due 05/17/60 " § ~	12,800,000	12,784,819
Arran Residential Mortgages Funding PLC (United Kingdom) 2.291% due 05/16/47 " § ~	EUR 2,133,717	3,022,453
Banc of America Funding Corp 5.864% due 01/20/47 " §	$3,710,019	2,639,983
Banc of America Mortgage Securities Inc
2.866% due 06/25/35 " §	1,103,091	954,682
3.067% due 08/25/35 " §	948,184	811,543
5.176% due 11/25/34 " §	266,260	247,955
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/35 " §	1,783,340	1,722,516
2.400% due 08/25/35 " §	2,470,829	2,385,895
2.731% due 03/25/35 " §	1,762,701	1,701,723
2.783% due 03/25/35 " §	2,190,124	1,803,443
2.864% due 02/25/34 " §	3,290,611	2,964,879
5.023% due 01/25/35 " §	1,168,428	1,085,746
Bear Stearns Alt-A Trust
2.663% due 01/25/36 " §	4,958,919	2,889,572
2.987% due 09/25/35 " §	19,509,327	15,273,433
Bear Stearns Structured Products Inc
2.683% due 01/26/36 " §	17,167,888	11,488,862
5.222% due 12/26/46 " §	7,743,855	5,528,431
Chase Mortgage Finance Corp 2.903% due 02/25/37 " §	426,745	399,215
ChaseFlex Trust 6.000% due 02/25/37 "	1,000,000	772,673
Chevy Chase Mortgage Funding Corp 0.380% due 05/25/48 " § ~	276,391	127,078
Citigroup Mortgage Loan Trust Inc
0.320% due 01/25/37 " § ~	709,773	390,546
2.510% due 08/25/35 " §	1,834,075	1,745,075
2.560% due 08/25/35 " §	1,631,375	1,454,053
2.650% due 10/25/35 " §	2,287,630	1,976,154
2.820% due 12/25/35 " §	253,828	235,541
2.909% due 08/25/35 " §	2,340,344	1,319,813
5.770% due 09/25/37 " §	202,175	144,191
Countrywide Alternative Loan Trust
0.460% due 07/25/46 " §	2,446,115	1,647,474
0.530% due 12/25/35 " §	154,401	109,715
5.500% due 06/25/35 "	2,200,000	1,882,630
6.000% due 01/25/37 "	2,185,138	1,676,801
Countrywide Home Loan Mortgage Pass-Through Trust
0.570% due 03/25/35 " §	177,852	111,642
0.590% due 06/25/35 " § ~	1,451,652	1,236,386
2.969% due 11/19/33 " §	255,441	260,284
2.984% due 08/25/34 " §	113,155	84,429
Deutsche ALT-A Securities Inc Alternate Loan Trust 0.350% due 10/25/36 " §	119,282	48,729
Deutsche Mortgage Securities Inc 1.498% due 06/28/47 " § ~	2,225,208	2,222,230

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Fannie Mae
0.310% due 12/25/36 - 07/25/37 " §	$5,389,894	$5,302,984
0.400% due 08/25/34 " §	742,321	709,389
0.600% due 07/25/37 - 05/25/42 " §	769,950	769,982
2.558% due 05/25/35 " §	3,232,641	3,325,743
5.950% due 02/25/44 "	654,227	658,765
First Horizon Alternative Mortgage Securities
2.326% due 09/25/34 " §	914,907	865,590
2.365% due 06/25/34 " §	1,581,634	1,471,847
First Horizon Asset Securities Inc 2.921% due 08/25/35 " §	2,627,023	2,120,208
Freddie Mac
0.405% due 10/15/20 " §	10,351,435	10,311,315
0.485% due 02/15/19 " §	20,648,002	20,622,268
0.605% due 12/15/30 " §	234,738	234,822
0.705% due 08/15/33 " §	12,682,893	12,708,791
4.500% due 02/15/17 "	434,668	439,215
5.500% due 03/15/17 "	1,092,380	1,111,260
Freddie Mac Structured Pass-Through Securities
1.513% due 10/25/44 " §	16,622,596	16,401,075
1.518% due 02/25/45 " §	4,934,489	4,811,094
Gracechurch Mortgage Financing PLC (United Kingdom) 0.393% due 11/20/56 " § ~	918,751	908,209
Granite Master Issuer PLC (United Kingdom)
0.294% due 12/20/54 " §	3,747,117	3,548,519
0.344% due 12/20/54 " §	836,486	792,152
0.354% due 12/20/54 " §	993,327	940,681
Granite Mortgages PLC (United Kingdom) 0.996% due 09/20/44 " § ~	GBP 3,059,601	4,708,200
Greenpoint Mortgage Funding Trust
0.470% due 06/25/45 " §	$1,771,964	1,192,830
0.520% due 11/25/45 " §	887,174	585,331
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 " ~	675,127	686,999
GSR Mortgage Loan Trust
2.784% due 01/25/36 " §	5,828,635	4,928,845
2.796% due 09/25/35 " §	3,236,213	3,171,975
2.836% due 05/25/35 " §	2,985,092	2,510,137
3.044% due 01/25/35 " §	1,517,162	1,433,371
Harborview Mortgage Loan Trust
0.454% due 09/19/46 " §	3,271,711	2,142,795
0.494% due 03/19/36 " §	6,295,027	3,984,884
0.534% due 02/19/36 " §	332,328	210,833
Holmes Master Issuer PLC (United Kingdom) 2.339% due 10/15/54 " § ~	EUR 25,300,000	35,852,564
Impac CMB Trust 1.250% due 07/25/33 " §	$430,379	392,795
Imperial Savings Association 6.576% due 02/25/18 " §	2,371	2,374
IndyMac Index Mortgage Loan Trust
0.460% due 05/25/46 " §	1,579,857	1,007,810
0.490% due 07/25/35 " §	644,913	422,784
2.677% due 12/25/34 " §	2,368,756	1,799,486
JPMorgan Mortgage Trust
3.006% due 07/25/35 " §	1,314,141	1,295,316
3.081% due 08/25/35 " §	1,260,473	1,078,553
3.142% due 08/25/35 " §	1,604,400	1,402,799
5.437% due 09/25/35 " §	440,841	410,756
5.469% due 07/27/37 " § ~	2,019,941	1,733,008
MASTR Adjustable Rate Mortgages Trust
2.563% due 12/25/33 " §	3,779,149	3,589,779
2.899% due 11/21/34 " §	3,136,901	3,105,064
Mellon Residential Funding Corp
0.695% due 12/15/30 " §	883,527	845,679
0.955% due 11/15/31 " §	1,516,260	1,456,844
Merrill Lynch Mortgage Investors Inc
2.305% due 02/25/33 " §	2,926,766	2,826,200
2.586% due 02/25/34 " §	4,797,815	4,722,019
5.429% due 12/25/35 " §	870,796	778,857
5.798% due 03/25/36 " §	8,816,099	6,106,625
MLCC Mortgage Investors Inc
0.500% due 11/25/35 " §	1,390,867	1,203,326
1.250% due 10/25/35 " §	1,934,786	1,703,264
5.841% due 06/25/37 " §	1,978,825	1,850,701
NCUA Guaranteed Notes
0.690% due 10/07/20 " §	11,355,247	11,369,441
0.859% due 12/08/20 " §	12,339,587	12,401,285
Provident Funding Mortgage Loan Trust 2.754% due 08/25/33 " §	2,829,613	2,726,488
Residential Accredit Loans Inc 0.550% due 08/25/35 " §	688,797	427,241
Ryland Mortgage Securities Corp 4.233% due 10/01/27 " §	33,338	26,742
Securitized Asset Sales Inc 2.736% due 11/26/23 " §	20,732	20,468
Sequoia Mortgage Trust
0.454% due 07/20/36 " §	5,014,783	4,178,179
0.604% due 10/19/26 " §	885,482	780,948
Structured Adjustable Rate Mortgage Loan Trust
1.712% due 01/25/35 " §	662,374	387,532
2.585% due 02/25/34 " §	1,293,378	1,250,790
2.651% due 08/25/35 " §	1,445,529	1,169,608
Structured Asset Mortgage Investments Inc
0.350% due 09/25/47 " §	61,988	61,506
0.380% due 03/25/37 " §	205,906	127,604
0.470% due 05/25/36 " §	1,353,638	807,628
0.504% due 07/19/35 " §	1,275,393	939,634
0.530% due 02/25/36 " §	1,598,742	971,744
0.584% due 10/19/34 " §	658,069	611,358
Structured Asset Securities Corp
0.300% due 05/25/36 " §	12,156	11,997
2.364% due 01/25/32 " §	20,166	17,606
2.768% due 10/25/35 " § ~	583,137	479,421
Swan (Australia) 6.110% due 04/25/41 " §	AUD 1,499,482	1,549,203
Thornburg Mortgage Securities Trust 0.370% due 10/25/46 " §	$2,856,436	2,830,921
Washington Mutual Mortgage Pass-Through Certificates
0.510% due 11/25/45 " §	981,133	832,975
0.540% due 10/25/45 " §	6,070,215	5,272,264
1.082% due 05/25/47 " §	2,273,878	1,603,354
1.312% due 02/25/46 " §	936,037	744,324
1.312% due 08/25/46 " §	18,446,005	12,122,705
1.512% due 11/25/42 " §	119,410	106,272
1.812% due 11/25/46 " §	642,786	468,667
2.696% due 06/25/33 " §	1,646,210	1,580,369
2.734% due 02/27/34 " §	1,071,641	1,101,558
2.769% due 09/25/35 " §	2,900,000	2,405,315
5.254% due 12/25/35 " §	2,034,464	1,896,527
5.504% due 08/25/35 " §	1,655,593	1,494,199
Wells Fargo Mortgage-Backed Securities Trust
2.762% due 11/25/34 " §	507,180	503,654
2.883% due 09/25/34 " §	764,033	784,452
4.975% due 12/25/34 " §	1,400,350	1,378,278
5.143% due 07/25/36 " §	6,311,517	5,247,149
5.629% due 04/25/36 " §	1,000,000	952,189

		372,052,705

Fannie Mae - 1.3%

1.518% due 11/01/42 - 10/01/44 " §	792,297	786,842
2.142% due 12/01/34 " §	288,645	299,292
2.320% due 01/01/25 " §	68,927	71,814
2.410% due 11/01/35 " §	270,402	281,795
2.489% due 12/01/22 " §	22,987	24,249
2.686% due 11/01/34 " §	7,325,943	7,722,367
2.763% due 08/01/17 " §	367,958	372,544

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
2.790% due 05/01/35 " §	$86,319	$90,182
3.356% due 03/01/18 " §	241,203	249,679
3.569% due 02/01/36 " §	102,395	102,920
3.592% due 07/01/26 " §	21,858	22,513
4.500% due 04/01/23 - 04/01/24 "	26,320,869	27,632,051
4.737% due 03/01/35 " §	751,547	784,219
4.750% due 03/01/35 " §	234,912	237,913
4.860% due 03/01/35 " §	70,736	74,571
4.868% due 04/01/35 " §	1,039,060	1,098,631
4.992% due 08/01/24 " §	24,494	25,046
5.000% due 03/01/24 " §	1,497	1,531
5.158% due 10/01/35 " §	635,896	675,462
5.216% due 09/01/35 " §	642,428	683,607
5.324% due 11/01/35 " §	932,158	995,779
5.367% due 01/01/36 " §	1,016,498	1,084,961
5.500% due 02/01/37 "	13,427,571	14,383,546
5.513% due 03/01/36 " §	634,880	679,322

		58,380,836

Freddie Mac - 0.2%

2.489% due 01/01/34 " §	580,219	609,078
2.911% due 08/01/35 " §	42,941	45,071
5.130% due 10/01/35 " §	425,699	452,662
5.699% due 03/01/36 " §	512,500	550,914
6.289% due 09/01/36 " §	3,204,928	3,351,040
6.631% due 07/01/36 " §	4,030,787	4,221,282

		9,230,047

Government National Mortgage Association - 0.0%

2.125% due 10/20/24 - 12/20/26 " §	65,140	67,227
2.625% due 09/20/22 - 07/20/25 " §	138,960	143,525
3.375% due 05/20/23 - 01/20/27 " §	114,993	119,757

		330,509

Total Mortgage-Backed Securities
(Cost $624,523,132)		603,792,127

ASSET-BACKED SECURITIES - 3.8%

ACE Securities Corp 0.300% due 12/25/36 " §	131,499	128,141
Alzette European CLO SA (Luxembourg) 0.630% due 12/15/20 " § ~	1,989,342	1,917,420
AMMC CLO (Cayman) 0.537% due 05/03/18 " § ~	900,000	843,497
Amortizing Residential Collateral Trust 0.830% due 07/25/32 " §	125,612	116,010
Aquilae CLO PLC (Ireland) 1.469% due 01/17/23 " § ~	EUR 473,248	606,820
ARES CLO Funds (Cayman) 0.537% due 03/12/18 " § ~	$5,243,489	4,914,298
Asset-Backed Funding Certificates
0.310% due 01/25/37 " §	37,871	37,700
0.600% due 06/25/34 " §	2,409,013	1,972,476
Asset-Backed Securities Corp Home Equity 0.330% due 05/25/37 " §	383,175	322,097
Babson CLO Ltd (Cayman) 0.633% due 11/15/16 " § ~	4,314,073	4,185,112
Ballyrock CLO II Ltd ‘B’ (Cayman) 1.263% due 11/20/15 " § ~	800,000	760,938
Bear Stearns Asset-Backed Securities Trust
0.300% due 11/25/36 " §	31,194	29,946
0.320% due 12/25/36 " §	393,739	367,672
0.360% due 11/25/36 " §	1,300,598	888,635
0.580% due 01/25/36 " §	13,868	13,794
0.910% due 10/25/32 " §	77,679	69,808
1.250% due 10/25/37 " §	2,712,380	1,813,646
Citibank Omni Master Trust 3.005% due 08/15/18 " § ~	6,600,000	6,995,639
Citigroup Mortgage Loan Trust Inc
0.290% due 12/25/36 " §	401,782	385,272
0.330% due 01/25/37 " §	1,143,635	871,131
Conseco Finance Securitizations Corp 6.681% due 12/01/33 " §	210,330	225,000
Countrywide Asset-Backed Certificates
0.300% due 07/25/37 " §	882,894	859,930
0.300% due 05/25/47 " §	20,846	20,811
0.330% due 10/25/47 " §	291,286	286,899
0.350% due 09/25/47 " §	1,467,172	1,441,708
0.440% due 06/25/36 " §	1,051,955	910,186
0.500% due 04/25/36 " §	722,763	648,724
Credit-Based Asset Servicing & Securitization LLC 0.320% due 01/25/37 " §	307,715	112,935
Duane Street CLO (Cayman) 0.562% due 11/08/17 " § ~	2,620,014	2,505,148
Equity One Asset-Backed Securities Inc 0.550% due 04/25/34 " §	503,097	391,793
First Franklin Mortgage Loan Asset-Backed Certificates
0.300% due 11/25/36 " §	300,564	298,284
0.620% due 12/25/34 " §	9,785	9,756
Ford Credit Auto Owner Trust
1.675% due 06/15/12 " §	1,301,897	1,304,157
2.755% due 05/15/13 " §	11,858,792	11,967,908
Freddie Mac Structured Pass-Through Securities 0.510% due 08/25/31 " §	271,723	264,461
GSAMP Trust 0.320% due 10/25/36 " §	3,219	3,102
Harbourmaster CLO Ltd (Netherlands) 1.433% due 06/15/20 " § ~	EUR 866,587	1,164,264
Harvest CLO I SA (Luxembourg) 2.003% due 03/29/17 " § ~	970,836	1,268,424
HFC Home Equity Loan Trust 0.564% due 01/20/35 " §	$480,285	441,674
Home Equity Asset Trust 0.310% due 05/25/37 " §	452,178	441,364
HSBC Home Equity Loan Trust 0.404% due 03/20/36 " §	5,138,644	4,843,550
HSI Asset Securitization Corp Trust 0.300% due 10/25/36 " §	56,201	44,006
Illinois Student Assistance Commission 0.783% due 04/25/17 " §	3,637,105	3,638,851
JPMorgan Mortgage Acquisition Corp 0.310% due 03/25/47 " §	171,812	145,158
Landmark CDO Ltd (Cayman) 0.611% due 06/01/17 " § ~	12,814,837	12,290,726
LCM LP CDO (Cayman) 0.539% due 03/21/19 " § ~	600,000	569,466
Magnolia Funding Ltd (United Kingdom) 3.000% due 04/20/17 " § ~	EUR 2,747,954	3,906,004
Merrill Lynch First Franklin Mortgage Loan Trust 0.310% due 07/25/37 " §	$147,814	147,087
Merrill Lynch Mortgage Investors Inc 0.320% due 07/25/37 " §	59,594	58,945
Morgan Stanley Asset-Backed Securities Capital I 0.290% due 01/25/37 " §	360,770	350,639
Morgan Stanley IXIS Real Estate Capital Trust 0.300% due 11/25/36 " §	2,416	2,379
Nationstar Home Equity Loan Trust
0.310% due 06/25/37 " §	108,960	107,270
0.370% due 04/25/37 " §	1,118,725	1,094,084
Nautique Funding Ltd CDO 0.553% due 04/15/20 " § ~	962,297	889,847
Navigare Funding CLO Ltd 0.573% due 05/20/19 " § ~	1,400,000	1,298,148

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Navigator CDO Ltd (Cayman) 1.163% due 11/15/15 " § ~	$841,678	$808,248
Nelnet Student Loan Trust 1.003% due 07/25/18 " §	2,889,916	2,903,034
New Century Home Equity Loan Trust 0.430% due 05/25/36 " §	1,248,788	886,963
NYLIM Flatiron CLO Ltd (Cayman) 0.532% due 08/08/20 " § ~	1,300,000	1,210,219
Park Place Securities Inc 0.510% due 09/25/35 " §	107,892	98,182
Penta CLO SA (Luxembourg) 1.478% due 06/04/24 " § ~	EUR 7,068,643	9,043,811
Popular ABS Mortgage Pass-Through Trust 0.340% due 06/25/47 " §	$2,810,538	2,549,016
Renaissance Home Equity Loan Trust 1.010% due 12/25/32 " §	217,275	163,363
Residential Asset Mortgage Products Inc 0.320% due 02/25/37 " §	35,728	35,642
Securitized Asset-Backed Receivables LLC Trust 0.290% due 01/25/37 " §	372,195	356,732
SLC Student Loan Trust 0.423% due 08/15/19 " §	212,465	212,040
SLM Student Loan Trust
0.293% due 10/25/18 " §	1,424,180	1,423,559
0.343% due 04/25/19 " §	22,600,000	21,858,415
0.803% due 10/25/17 " §	6,700,000	6,711,608
1.105% due 10/25/23 " § ~	EUR 5,000,000	6,570,843
1.443% due 09/15/21 " § ~	1,174,516	1,618,444
1.803% due 04/25/23 " §	$1,801,008	1,861,281
1.905% due 12/15/17 " § ~	6,481,783	6,532,389
4.500% due 11/16/43 " § ~	11,953,483	11,619,601
Small Business Administration Participation Certificates 5.290% due 12/01/27 "	5,328,313	5,696,600
Soundview Home Equity Loan Trust 0.310% due 11/25/36 " § ~	209,231	74,816
Specialty Underwriting & Residential Finance 0.310% due 01/25/38 " §	107,239	95,871
Structured Asset Investment Loan Trust 0.300% due 07/25/36 " §	4,992	4,980
Structured Asset Securities Corp
0.300% due 10/25/36 " §	92,471	92,103
1.750% due 04/25/35 " §	2,206,312	1,702,158
Symphony CLO Ltd (Cayman) 0.553% due 05/15/19 " § ~	6,500,000	5,974,401
Truman Capital Mortgage Loan Trust 0.590% due 01/25/34 " § ~	2,528	2,518
Wells Fargo Home Equity Trust 0.480% due 10/25/35 " §	24,412	24,343
Wind River CLO Ltd (Cayman) 0.639% due 12/19/16 " § ~	891,894	856,860
Wood Street CLO BV (Netherlands) 1.763% due 03/29/21 " § ~	EUR 1,675,343	2,190,378

Total Asset-Backed Securities
(Cost $176,173,911)		174,371,158

U.S. GOVERNMENT AGENCY ISSUES - 2.2%

Fannie Mae 5.375% due 04/11/22	$3,050,000	3,180,253
Freddie Mac 0.214% due 03/21/13 §	97,153,000	97,117,928

Total U.S. Government Agency Issues
(Cost $100,249,843)		100,298,181

U.S. TREASURY OBLIGATIONS - 83.4%

U.S. Treasury Inflation Protected Securities - 83.0%

0.625% due 04/15/13 ∧	34,794,116	36,427,804
1.375% due 07/15/18 ∧	2,756,970	2,935,313
1.375% due 01/15/20 ∧	55,900,827	58,617,272
1.625% due 01/15/15 ∧ ‡	264,468,531	286,516,587
1.875% due 07/15/13 ∧	65,338,415	70,682,901
1.875% due 07/15/15 ∧ ‡	259,711,074	285,281,487
1.875% due 07/15/19 ∧	125,491,596	137,658,382
2.000% due 01/15/14 ∧	79,484,389	86,625,585
2.000% due 07/15/14 ∧	114,067,895	125,198,412
2.000% due 01/15/16 ∧ ‡	217,205,207	239,821,941
2.000% due 01/15/26 ∧ ‡	275,243,415	293,001,886
2.125% due 01/15/19 ∧	81,430,258	90,851,983
2.375% due 04/15/11 ∧	23,074,272	23,155,401
2.375% due 01/15/17 ∧	220,462,207	248,527,437
2.375% due 01/15/25 ∧	223,560,739	250,700,884
2.375% due 01/15/27 ∧ ‡	225,178,694	249,557,004
2.500% due 07/15/16 ∧	306,265,671	347,161,020
2.625% due 07/15/17 ∧	82,867,200	95,167,841
3.000% due 07/15/12 ∧ ‡	234,176,560	250,874,672
3.375% due 01/15/12 ∧	86,679,495	90,871,229
3.625% due 04/15/28 ∧ ‡	178,205,122	229,706,141
3.875% due 04/15/29 ∧	258,799,531	345,877,422

		3,845,218,604

U.S. Treasury Notes - 0.4%

1.125% due 01/15/21	17,614,975	17,869,564

Total U.S. Treasury Obligations
(Cost $3,820,217,114)		3,863,088,168

FOREIGN GOVERNMENT BONDS & NOTES - 2.9%

Australia Government Bond (Australia)
2.500% due 09/20/30	AUD 4,200,000	4,290,065
3.000% due 09/20/25	24,800,000	27,891,795
4.000% due 08/20/20	10,000,000	16,969,138
Export-Import Bank of Korea (South Korea) 0.523% due 10/04/11 § ~	$4,400,000	4,402,512
Italy Buoni Poliennali Del Tesoro (Italy) 2.100% due 09/15/16	EUR 9,050,400	13,082,054
New South Wales Treasury Bonds (Australia) 2.750% due 11/20/25	AUD 14,400,000	15,661,397
Societe Financement de l’Economie Francaise (France)
0.503% due 07/16/12 § ~	$50,100,000	50,290,380
2.125% due 01/30/12 ~	1,800,000	1,825,090
3.375% due 05/05/14 ~	800,000	839,882

Total Foreign Government Bonds & Notes
(Cost $123,748,265)		135,252,313

MUNICIPAL BONDS - 0.1%

Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.750% due 06/01/34	650,000	448,110
5.875% due 06/01/47	100,000	66,555
6.000% due 06/01/42	2,100,000	1,444,779
Golden State Tobacco Securitization Corp CA ‘A1’ 5.125% due 06/01/47	300,000	180,249

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Tobacco Settlement Authority IA ‘B’ 5.300% due 06/01/25	$540,000	$549,617
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	4,360,000	3,046,376

Total Municipal Bonds
(Cost $7,655,939)		5,735,686

PURCHASED OPTIONS - 0.0%
(See Note (i) to Notes to Schedule of Investments)
(Cost $173,145)		519,085

SHORT-TERM INVESTMENTS - 6.6%

Foreign Government Issue - 5.2%

Japanese Treasury Discount Bills (Japan)
0.108% due 04/25/11	JPY 19,990,000,000	240,305,143

U.S. Treasury Bills - 0.1%

0.133% due 09/15/11 ‡	$1,420,000	1,418,999
0.140% due 09/08/11 ‡	810,000	809,489
0.158% due 09/15/11 ‡	3,240,000	3,237,716
0.158% due 07/07/11 ‡	340,000	339,916
0.164% due 09/01/11 ‡	280,000	279,833
0.170% due 08/04/11 ‡	380,000	379,865
0.175% due 08/11/11 ‡	260,000	259,893
0.180% due 07/14/11 ‡	110,000	109,971
0.298% due 07/28/11 ‡	660,000	659,784

		7,495,466

Repurchase Agreements - 1.3%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $3,926,831; collateralized by U.S. Treasury Notes: 0.750% due 05/31/12 and value $4,009,906)	3,926,830	3,926,830
The Goldman Sachs Group Inc 0.440% due 06/02/11 (Dated 03/02/11, repurchase price of $55,197,997; collateralized by FMS Wertmanagement: 2.000% due 11/15/12 and value $60,144,016) Δ	55,136,000	55,136,000

		59,062,830

Total Short-Term Investments
(Cost $310,172,542)		306,863,439

TOTAL INVESTMENTS - 144.7%
(Cost $6,656,986,152)		6,704,790,909

TOTAL SECURITIES SOLD SHORT - (0.3%)
(See Note (f) to Notes to Schedule of Investments)
(Proceeds $14,918,203)		(14,918,750)

OTHER ASSETS & LIABILITIES, NET - (44.4%)		(2,056,675,166)

NET ASSETS - 100.0%		$4,633,196,993

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $5,431,354 or 0.1% of the net assets were in default as of March 31, 2011.

(c)	As of March 31, 2011, 1.5% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of March 31, 2011, investments with total aggregate values of $3,281,554, $64,723,826, $9,555,382 and $3,777,366 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, a reverse repurchase agreement, swap contracts, and delayed delivery securities, respectively.

(e)	A reverse repurchase agreement outstanding as of March 31, 2011 was as follows:

	Interest	Settlement	Maturity	Repurchase	Principal
Counterparty	Rate	Date	Date	Amount	Amount
CSF	0.200%	03/08/11	04/08/11	$65,042,200	$65,031,000

(f)	The average amount of borrowings by the portfolio on reverse repurchase agreements while outstanding during the period ended March 31, 2011 was $217,052,315 at a weighted average interest rate of 0.256%.

(g)	Securities sold short outstanding as of March 31, 2011 were as follows:

	Principal
Description	Amount	Value
Fannie Mae 5.500% due 05/12/41	$14,000,000	($14,918,750)

Total Securities sold short
(Proceeds $14,918,203)		($14,918,750)

(h)	Open futures contracts outstanding as of March 31, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (09/11)	608	$608,000,000	$102,862
Eurodollar (12/11)	608	608,000,000	(41,800)
Eurodollar (03/12)	1,308	1,308,000,000	(206,900)
Eurodollar (06/12)	520	520,000,000	(286,000)

Total Futures Contracts			($431,838)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(i)	Forward foreign currency contracts outstanding as of March 31, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	556,000	04/11	DUB	$30,795
Buy	AUD	409,000	04/11	RBS	18,448
Sell	AUD	12,806,000	04/11	DUB	(685,754)
Buy	BRL	45,797,521	04/11	BRC	1,057,329
Sell	BRL	45,797,521	04/11	CIT	(643,780)
Buy	BRL	45,797,521	06/11	CIT	675,973
Buy	CAD	43,221,000	06/11	BNP	279,300
Buy	CNY	21,812,000	11/11	BRC	12,184
Buy	CNY	6,862,000	11/11	BRC	(8,165)
Buy	CNY	2,751,571	11/11	HSB	(3,574)
Buy	CNY	19,560,000	11/11	JPM	(23,504)
Buy	CNY	19,462,960	11/11	RBS	(1,626)
Buy	CNY	3,276,000	02/12	BRC	(4,097)
Buy	CNY	123,616,090	02/12	DUB	138,470
Sell	EUR	14,103,000	04/11	BNP	(446,064)
Sell	EUR	866,000	04/11	CIT	1,938
Sell	EUR	46,524,000	04/11	CIT	(2,813,558)
Sell	EUR	25,174,000	04/11	JPM	(1,563,842)
Sell	EUR	2,050,000	04/11	MSC	(40,401)
Sell	EUR	3,681,000	04/11	RBS	(177,146)
Sell	EUR	5,027,000	04/11	UBS	11,842
Sell	EUR	35,146,000	04/11	UBS	(2,415,525)
Sell	GBP	7,941,000	06/11	BOA	21,577
Buy	IDR	24,939,600,000	04/11	BRC	59,095
Sell	IDR	24,939,600,000	04/11	CIT	1,935
Buy	IDR	76,033,200,000	10/11	CIT	218,145
Buy	IDR	34,225,000,000	10/11	GSC	96,931
Buy	IDR	24,939,600,000	01/12	CIT	(31,603)
Buy	INR	249,500,000	08/11	DUB	125,196
Buy	INR	643,500,000	08/11	HSB	279,041
Buy	INR	214,308,827	08/11	JPM	91,794
Buy	INR	984,091,713	08/11	RBS	362,770
Sell	JPY	19,990,000,000	04/11	BOA	2,838,608
Sell	JPY	478,358,000	04/11	DUB	303,824
Sell	JPY	709,111,000	04/11	RBC	235,209
Sell	JPY	367,376,000	04/11	RBS	(5,276)
Buy	KRW	12,327,320,000	05/11	BRC	259,950
Buy	KRW	19,222,505,000	05/11	CIT	461,301
Buy	KRW	6,132,030,000	05/11	DUB	148,324
Buy	KRW	692,453,000	05/11	GSC	19,728
Buy	KRW	1,622,000,000	05/11	HSB	30,678
Buy	KRW	23,692,298,000	05/11	JPM	1,037,287
Buy	KRW	3,252,000,000	05/11	RBS	83,911
Buy	KRW	796,740,000	05/11	UBS	24,796
Buy	MXN	98,104,080	07/11	HSB	68,777
Buy	MXN	59,948,270	07/11	MSC	37,790
Buy	MYR	5,246,285	05/11	CIT	22,874
Buy	MYR	21,213,928	08/11	BRC	81,659
Buy	MYR	19,760,000	08/11	CIT	62,141
Buy	MYR	5,692,800	08/11	HSB	13,302
Buy	MYR	3,400,000	08/11	JPM	9,379
Buy	PHP	14,000,000	06/11	BOA	(3,112)
Buy	PHP	505,160,600	06/11	CIT	90,938
Buy	PHP	52,000,000	06/11	CIT	(13,774)
Buy	PHP	80,917,400	06/11	DUB	18,638
Buy	PHP	38,221,000	06/11	HSB	4,668
Buy	PHP	52,264,000	06/11	JPM	8,562
Buy	PHP	33,862,200	06/11	RBS	(9,992)
Buy	PHP	484,488,060	11/11	BRC	137,426
Buy	PHP	154,700,000	11/11	CIT	40,475
Buy	SGD	16,267,020	06/11	BOA	189,075
Buy	SGD	1,100,000	09/11	BRC	12,666
Buy	SGD	2,500,000	09/11	CIT	29,096
Buy	SGD	1,200,000	09/11	DUB	11,444

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	SGD	3,153,923	09/11	JPM	$32,679
Buy	SGD	2,500,000	09/11	RBS	29,716

Total Forward Foreign Currency Contracts					$936,891

(j)	Purchased options outstanding as of March 31, 2011 were as follows:

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Cost	Value
Put - OTC 1-Year Interest Rate Swap	Receive	2.000%	11/19/12	GSC	$71,400,000	$173,145	$519,085

Total Purchased Options						$173,145	$519,085

(k)	Transactions in written options for the period ended March 31, 2011 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in $	in EUR	Premium
Outstanding, December 31, 2010	4,336	1,113,200,000	35,800,000	$11,732,334
Call Options Written	1,368	124,600,000	-	939,688
Put Options Written	224	128,400,000	-	599,692
Call Options Closed	(2,702)	(103,600,000)	(4,100,000)	(1,228,164)
Put Options Closed	(1,896)	(100,500,000)	(31,700,000)	(1,726,017)

Outstanding, March 31, 2011	1,330	1,162,100,000	-	$10,317,533

(l)	Premiums received and value of written options outstanding as of March 31, 2011 were as follows:

Credit Default Swaptions – Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	06/15/11	BNP	$7,600,000	$23,560	($13,220)
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	06/15/11	BOA	7,600,000	25,080	(13,220)
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	06/15/11	BRC	7,700,000	22,830	(13,393)
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	06/15/11	CSF	3,200,000	9,600	(5,566)
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	06/15/11	JPM	7,200,000	23,760	(12,524)
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	06/15/11	MSC	4,600,000	14,260	(8,001)
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	06/15/11	UBS	3,500,000	9,800	(6,088)
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	09/21/11	BNP	4,300,000	9,245	(9,933)
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	09/21/11	CSF	3,700,000	14,430	(8,547)

					152,565	(90,492)

Credit Default Swaptions – Sell Protection (2)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	06/15/11	BNP	11,400,000	40,660	(11,600)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	06/15/11	BOA	7,600,000	23,560	(7,733)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	06/15/11	BRC	11,200,000	36,845	(11,397)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	06/15/11	CSF	3,200,000	11,840	(3,256)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	06/15/11	JPM	7,200,000	31,320	(7,326)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	06/15/11	MSC	8,900,000	35,300	(9,056)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	09/21/11	BNP	4,300,000	17,630	(12,487)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	09/21/11	CSF	3,700,000	17,020	(10,744)

					214,175	(73,599)

					$366,740	($164,091)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

Inflation Floor/Cap Options

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/10/20	DUB	$9,800,000	$73,500	($69,919)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/12/20	CIT	26,500,000	227,900	(147,505)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	04/07/20	CIT	90,900,000	810,160	(520,205)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	09/29/20	CIT	8,700,000	112,230	(53,306)

						$1,223,790	($790,935)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BOA	$60,800,000	$611,213	($778,185)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	9,700,000	85,244	(124,151)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	51,700,000	588,228	(661,714)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	30,000,000	335,310	(383,973)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	JPM	40,600,000	372,635	(519,644)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	61,000,000	675,921	(780,745)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	8,300,000	54,780	(898)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	14,800,000	100,640	(1,601)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	BOA	17,000,000	116,185	(248,175)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	6,700,000	42,880	(97,810)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	340,100,000	2,731,516	(4,964,950)
Put - OTC 1-Year Interest Rate Swap	Pay	1.000%	11/19/12	GSC	71,400,000	407,357	(967,027)

						$6,121,909	($9,528,873)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Call - CBOT 10-Year U.S. Treasury Note Futures (06/11)	$122.00	05/20/11	CIT	881	$447,428	($234,016)
Call - CME Eurodollar Futures (09/11)	99.38	09/19/11	CIT	207	96,893	(121,612)

					544,321	(355,628)

Put - CBOT 10-Year U.S. Treasury Note Futures (06/11)	117.00	05/20/11	CIT	35	15,225	(17,500)
Put - CME Eurodollar Futures (09/11)	99.38	09/19/11	CIT	207	132,463	(36,225)

					147,688	(53,725)

					$692,009	($409,353)

Straddle Options

	Counter-	Exercise	Expiration	Notional
Description	party	Price (1)	Date	Amount	Premium	Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	GSC	$-	10/11/11	$31,100,000	$164,214	($260,698)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	JPM	-	10/11/11	31,300,000	159,004	(262,374)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	10/11/11	67,600,000	750,404	(1,195,190)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	11/14/11	77,200,000	839,463	(1,361,532)

					$1,913,085	($3,079,794)

(1) Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options					$10,317,533	($13,973,046)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(m)	Swap agreements outstanding as of March 31, 2011 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	03/31/11 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Xstrata Canada Corp 7.350% due 06/05/12	(0.910%	)	06/20/12	BOA	0.216%	$3,700,000	($32,745)	$-	($32,745)
Starwoods Hotel & Resorts Worldwide Inc 7.875% due 05/01/12	(5.000%	)	06/20/12	DUB	0.397%	5,500,000	(320,629)	(167,109)	(153,520)
UST Inc 6.625% due 07/15/12	(0.340%	)	09/20/12	BOA	0.147%	8,900,000	(26,534)	-	(26,534)
Starwoods Hotel & Resorts Worldwide Inc 6.250% due 02/15/13	(2.370%	)	03/20/13	BOA	0.592%	3,000,000	(107,297)	-	(107,297)
Macy’s Retail Holdings Inc 5.875% due 01/15/13	(2.430%	)	03/20/13	BOA	0.569%	2,000,000	(74,858)	-	(74,858)
Rexam PLC 6.750% due 06/01/13	(1.450%	)	06/20/13	BRC	0.567%	4,200,000	(84,044)	-	(84,044)
Embarq Corp 7.082% due 06/01/16	(2.140%	)	06/20/13	MSC	0.256%	5,000,000	(213,084)	-	(213,084)
International Lease Finance Corp 5.550% due 09/05/12	(5.000%	)	09/20/13	BOA	2.489%	700,000	(42,596)	(22,601)	(19,995)
Cadbury Schweppes UC Finance LLC 5.125% due 10/01/13	(0.460%	)	12/20/13	BOA	0.221%	6,200,000	(41,042)	-	(41,042)
International Lease Finance Corp 6.625% due 11/15/13	(1.600%	)	12/20/13	DUB	2.623%	3,200,000	82,646	-	82,646
Dish DBS Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	BOA	1.745%	3,800,000	(196,598)	-	(196,598)
Dish DBS Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	CIT	1.745%	4,100,000	(212,119)	-	(212,119)
Dish DBS Corp 6.625% due 10/01/14	(3.650%	)	12/20/13	MER	1.745%	1,100,000	(56,910)	-	(56,910)
Liberty Mutual Group Inc 5.750% due 03/15/14	(1.390%	)	03/20/14	BOA	1.796%	3,600,000	40,246	-	40,246
Centex Corp 5.250% due 06/15/15	(1.000%	)	06/20/14	BNP	1.509%	3,500,000	54,287	(46,651)	100,938
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.600%	)	09/20/15	DUB	0.934%	3,000,000	42,260	-	42,260
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.830%	)	09/20/15	BOA	0.934%	3,000,000	12,579	-	12,579
Masco Corp 6.125% due 10/03/16	(1.910%	)	12/20/16	CIT	2.669%	5,300,000	198,347	-	198,347
Cardinal Health Inc 6.000% due 06/15/17	(0.590%	)	06/20/17	DUB	0.875%	1,000,000	16,192	-	16,192
Macy’s Retail Holdings Inc 7.450% due 07/15/17	(2.110%	)	09/20/17	DUB	1.722%	1,000,000	(22,959)	-	(22,959)
Limited Brands Inc 6.900% due 07/15/17	(3.113%	)	09/20/17	MSC	2.181%	1,000,000	(53,584)	-	(53,584)
Temple-Inland Inc 6.875% due 01/15/18	(1.000%	)	03/20/18	BOA	2.170%	4,000,000	279,222	208,974	70,248
Health Care Properties Inc 6.700% due 01/30/18	(2.910%	)	03/20/18	GSC	1.098%	3,000,000	(342,261)	-	(342,261)
Con-way Inc 7.250% due 01/15/18	(3.800%	)	03/20/18	UBS	2.595%	7,000,000	(501,876)	-	(501,876)
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.490%	)	06/20/18	BOA	1.681%	3,900,000	45,048	-	45,048

							($1,558,309)	($27,387)	($1,530,922)

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/11 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Italy Government Global Debt Bond 6.875% due 09/27/23 Δ	1.000%	06/20/11	BOA	0.343%	$800,000	$1,425	($10,337)	$11,762
Petrobras International SP 8.375% due 12/10/18	1.000%	09/20/12	DUB	0.776%	1,400,000	5,064	(17,367)	22,431
American International Group Inc 6.250% due 05/01/36	1.975%	03/20/13	RBS	0.767%	4,400,000	107,018	-	107,018
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	CIT	0.620%	6,600,000	(99,354)	(157,700)	58,346
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	DUB	0.620%	5,900,000	(88,817)	(193,294)	104,477
France Government Bond OAT 4.250% due 04/25/19	0.250%	06/20/15	JPM	0.620%	5,300,000	(79,784)	(187,077)	107,293
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	BRC	0.966%	5,600,000	9,447	(65,752)	75,199

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/11 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	CIT	0.450%	$8,300,000	$189,856	$67,445	$122,411
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/15	DUB	0.450%	3,400,000	77,773	16,168	61,605
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	HSB	0.966%	3,000,000	5,061	(42,473)	47,534
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	0.966%	1,200,000	2,024	(13,657)	15,681
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	RBS	0.966%	2,300,000	3,880	(44,419)	48,299
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	BOA	0.693%	7,000,000	(139,845)	(159,148)	19,303
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	CIT	0.693%	800,000	(15,982)	(22,001)	6,019
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	JPM	0.693%	5,000,000	(99,889)	(100,522)	633
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	0.693%	10,900,000	(217,758)	(211,399)	(6,359)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	BOA	0.928%	2,300,000	8,103	48,494	(40,391)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	CSF	0.512%	5,600,000	125,910	131,353	(5,443)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	DUB	0.512%	4,400,000	98,929	102,119	(3,190)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	GSC	0.928%	2,100,000	7,398	44,277	(36,879)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	JPM	0.928%	17,800,000	62,708	398,080	(335,372)
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	RBS	0.928%	4,300,000	15,149	96,630	(81,481)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	06/20/16	BNP	0.562%	10,500,000	231,990	238,205	(6,215)
Alcoa Inc 5.720% due 02/23/19	1.000%	03/20/18	GSC	1.903%	1,900,000	(103,470)	(112,298)	8,828
Alcoa Inc 5.720% due 02/23/19	1.000%	03/20/18	JPM	1.903%	100,000	(5,446)	(5,630)	184
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/20	HSB	1.474%	13,400,000	(486,703)	(391,208)	(95,495)

						($385,313)	($591,511)	$206,198

Credit Default Swaps on Credit Indices – Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
Dow Jones CDX EM14	5.000%	12/20/15	CIT	$52,500,000	$6,908,015	$6,911,800	($3,785)
Dow Jones CDX EM14	5.000%	12/20/15	DUB	5,900,000	776,329	874,900	(98,571)
Dow Jones CDX EM14	5.000%	12/20/15	MSC	12,200,000	1,605,291	1,720,200	(114,909)
Dow Jones CDX EM14	5.000%	12/20/15	RBS	3,600,000	473,693	495,000	(21,307)
Dow Jones CDX EM14	5.000%	12/20/15	UBS	7,600,000	1,000,017	1,071,350	(71,333)
Dow Jones CDX IG16 5Y Δ	1.000%	06/20/16	GSC	20,700,000	46,924	41,395	5,529
Dow Jones CDX EM15 Δ	5.000%	06/20/16	BRC	4,600,000	645,432	621,000	24,432

					$11,455,701	$11,735,645	($279,944)

Total Credit Default Swaps					$9,512,079	$11,116,747	($1,604,668)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(3) An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as a defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	EUR 7,400,000	$283,644	$-	$283,644
France CPI Excluding Tobacco	UBS	Pay	2.095%	10/15/11	11,800,000	513,174	-	513,174
France CPI Excluding Tobacco	BNP	Pay	1.988%	12/15/11	14,700,000	395,582	-	395,582
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 21,000,000	(462,788)	(199,482)	(263,306)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	76,600,000	(755,716)	(19,121)	(736,595)
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	92,500,000	(692,252)	(1,406,005)	713,753
BRL-CDI-Compounded	JPM	Pay	11.250%	01/02/12	21,000,000	(44,936)	(536)	(44,400)
BRL-CDI-Compounded	MSC	Pay	11.290%	01/02/12	9,300,000	(16,567)	(9,868)	(6,699)
BRL-CDI-Compounded	HSB	Pay	11.360%	01/02/12	54,300,000	502,959	157,332	345,627
BRL-CDI-Compounded	MSC	Pay	11.600%	01/02/12	9,000,000	151,195	73,659	77,536
BRL-CDI-Compounded	MSC	Pay	11.630%	01/02/12	46,300,000	202,118	(28,644)	230,762
BRL-CDI-Compounded	GSC	Pay	11.670%	01/02/12	43,200,000	767,663	384,597	383,066
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	11,400,000	714,765	75,268	639,497
BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	11,900,000	746,114	55,086	691,028
BRL-CDI-Compounded	BNP	Pay	11.880%	01/02/13	34,100,000	95,721	(160,816)	256,537
BRL-CDI-Compounded	GSC	Pay	11.890%	01/02/13	59,900,000	196,640	41,978	154,662
BRL-CDI-Compounded	HSB	Pay	11.890%	01/02/13	22,900,000	75,176	31,758	43,418
BRL-CDI-Compounded	MSC	Pay	11.980%	01/02/13	20,500,000	87,117	-	87,117
BRL-CDI-Compounded	UBS	Pay	12.070%	01/02/13	23,900,000	137,521	(63,763)	201,284
BRL-CDI-Compounded	BRC	Pay	12.285%	01/02/13	17,100,000	150,486	80,772	69,714
3-Month USD-LIBOR	GSC	Receive	4.250%	06/15/41	$55,500,000	788,571	1,909,200	(1,120,629)
3-Month USD-LIBOR	HSB	Receive	4.250%	06/15/41	22,700,000	322,533	132,795	189,738

Total Interest Rate Swaps						$4,158,720	$1,054,210	$3,104,510

Total Swap Agreements						$13,670,799	$12,170,957	$1,499,842

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(n)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$3,312,640	$3,312,640	$-	$-
	Corporate Bonds & Notes	1,504,940,286	-	1,500,718,867	4,221,419
	Senior Loan Notes	6,617,826	-	6,617,826	-
	Mortgage-Backed Securities	603,792,127	-	573,658,659	30,133,468
	Asset-Backed Securities	174,371,158	-	124,362,681	50,008,477
	U.S. Government Agency Issues	100,298,181	-	100,298,181	-
	U.S. Treasury Obligations	3,863,088,168	-	3,863,088,168	-
	Foreign Government Bonds & Notes	135,252,313	-	135,252,313	-
	Municipal Bonds	5,735,686	-	5,735,686	-
	Short-Term Investments	306,863,439	-	306,863,439	-
	Derivatives:
	Credit Contracts
	Swaps	13,178,263	-	13,178,263	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	9,827,684	-	9,827,684	-
	Interest Rate Contracts
	Futures	102,862	102,862	-	-
	Purchased Options	519,085	-	519,085	-
	Swaps	6,130,979	-	6,130,979	-

	Total Interest Rate Contracts	6,752,926	102,862	6,650,064	-

	Total Assets - Derivatives	29,758,873	102,862	29,656,011	-

	Total Assets	6,734,030,697	3,415,502	6,646,251,831	84,363,364

Liabilities	Securities Sold Short	(14,918,750)	-	(14,918,750)	-
	Derivatives:
	Credit Contracts
	Written Options	(164,091)	-	(164,091)	-
	Swaps	(3,666,184)	-	(3,666,184)	-

	Total Credit Contracts	(3,830,275)	-	(3,830,275)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(8,890,793)	-	(8,890,793)	-
	Interest Rate Contracts
	Futures	(534,700)	(534,700)	-	-
	Written Options	(13,808,955)	(409,353)	(9,528,873)	(3,870,729)
	Swaps	(1,972,259)	-	(1,972,259)	-

	Total Interest Rate Contracts	(16,315,914)	(944,053)	(11,501,132)	(3,870,729)

	Total Liabilities - Derivatives	(29,036,982)	(944,053)	(24,222,200)	(3,870,729)

	Total Liabilities	(43,955,732)	(944,053)	(39,140,950)	(3,870,729)

	Total	$6,690,074,965	$2,471,449	$6,607,110,881	$80,492,635

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in the Supplemental Notes to Schedules of Investments) for the period ended March 31, 2011:

				Derivatives
				Interest
				Rate Contracts
	Corporate	Mortgage-Backed	Asset-Backed	Written
	Bonds & Notes	Securities	Securities	Options	Total
Value, Beginning of Period	$4,394,581	$22,957,792	$32,649,989	($4,294,204)	$55,708,158
Purchases	1,300,000	-	18,757,969	-	20,057,969
Sales	(8,093)	(362,694)	(2,257,010)	-	(2,627,797)
Accrued Discounts (Premiums)	14,261	(200)	68,431	-	82,492
Total Net Realized Gains (Losses)	355	(1)	42,920	-	43,274
Total Change in Net Unrealized Appreciation (Depreciation)	(9,685)	121,590	746,178	423,475	1,281,558
Transfers In	-	11,369,441	-	-	11,369,441
Transfers Out	(1,470,000)	(3,952,460)	-	-	(5,422,460)

Value, End of Period	$4,221,419	$30,133,468	$50,008,477	($3,870,729)	$80,492,635

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($8,276)	$81,895	$746,178	$423,475	$1,243,272

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.8%

Financials - 0.8%

American International Group Inc 8.500%	395,100	$1,773,999
Wells Fargo & Co 7.500%	50,000	51,760,000

		53,533,999

Total Convertible Preferred Stocks
(Cost $65,999,966)		53,533,999

PREFERRED STOCKS - 0.1%

Financials - 0.1%

DG Funding Trust ~ Δ	233	1,769,669
GMAC Inc ~	2,000	1,861,125

		3,630,794

Total Preferred Stocks
(Cost $3,835,681)		3,630,794

COMMON STOCKS - 0.0%

Financials - 0.0%

American International Group Inc *	16,420	576,999

Total Common Stocks
(Cost $682,087)		576,999

	Principal
	Amount
CORPORATE BONDS & NOTES - 29.5%

Consumer Discretionary - 0.8%

Comcast Corp 7.050% due 03/15/33	$3,000,000	3,358,110
Corporacion GEO SAB de CV (Mexico) 9.250% due 06/30/20 ~	2,600,000	2,905,500
Cox Communications Inc 6.800% due 08/01/28	110,000	115,320
Daimler Finance North America LLC
5.750% due 09/08/11	8,000,000	8,174,936
6.500% due 11/15/13	6,500,000	7,258,140
General Motors Corp 8.375% due 07/05/33 Ψ	EUR 7,400,000	2,962,655
Marks & Spencer Group PLC (United Kingdom) 6.250% due 12/01/17 ~	$10,000,000	10,603,720
The Black & Decker Corp 4.750% due 11/01/14	6,000,000	6,451,722
The Home Depot Inc 5.400% due 03/01/16	5,000,000	5,525,450
Yum! Brands Inc 6.250% due 03/15/18	3,200,000	3,591,082

		50,946,635

Consumer Staples - 1.1%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	22,688,174
6.500% due 08/11/17	5,000,000	5,702,165
6.875% due 02/01/38	2,600,000	2,891,863
Philip Morris International Inc 6.375% due 05/16/38	4,100,000	4,624,148
Reynolds American Inc 7.625% due 06/01/16	4,100,000	4,870,222
Reynolds Group Issuer Inc 6.875% due 02/15/21 ~	8,000,000	8,100,000
The Clorox Co 5.950% due 10/15/17	5,000,000	5,567,965
The Kroger Co 5.500% due 02/01/13	2,900,000	3,102,620
Wal-Mart Stores Inc
5.800% due 02/15/18	7,200,000	8,197,704
6.500% due 08/15/37	2,900,000	3,311,942

		69,056,803

Energy - 2.9%

Gaz Capital SA (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,739,092
8.146% due 04/11/18 ~	$11,000,000	13,020,700
9.250% due 04/23/19 ~	18,400,000	22,976,080
Indian Oil Corp Ltd (India) 4.750% due 01/22/15 ~	2,500,000	2,589,142
Nabors Industries Inc 6.150% due 02/15/18	4,800,000	5,254,147
NGPL PipeCo LLC 7.119% due 12/15/17 ~	18,800,000	21,001,330
Novatek Finance Ltd (Ireland) 5.326% due 02/03/16 ~	2,000,000	2,064,248
Odebrecht Drilling VIII (Cayman) 6.350% due 06/30/21 ~	4,400,000	4,658,500
Petrobras International Finance Co (Cayman)
5.375% due 01/27/21	17,400,000	17,518,424
5.875% due 03/01/18	11,600,000	12,334,129
7.875% due 03/15/19	2,100,000	2,473,687
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	8,600,000	8,772,000
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
4.500% due 09/30/12 ~ Δ	1,900,000	1,965,603
6.332% due 09/30/27 ~ Δ	2,600,000	2,695,649
6.750% due 09/30/19 ~ Δ	2,600,000	2,930,923
Reliance Holdings USA Inc 4.500% due 10/19/20 ~ Δ	4,000,000	3,769,876
Shell International Finance BV (Netherlands) 5.500% due 03/25/40	1,000,000	1,016,166
Statoil ASA (Norway) 7.150% due 01/15/29	1,000,000	1,212,647
Suncor Energy Inc (Canada) 6.100% due 06/01/18	36,800,000	41,577,597
The Williams Cos Inc 7.500% due 01/15/31	700,000	820,637
TNK-BP Finance SA (Luxembourg)
7.500% due 07/18/16 ~	400,000	450,000
7.875% due 03/13/18 ~	2,400,000	2,760,000
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland) 8.700% due 08/07/18 ~	2,800,000	3,475,500
Transocean Inc (Cayman)
4.950% due 11/15/15	6,400,000	6,762,445
7.500% due 04/15/31	1,000,000	1,124,515

		185,963,037

Financials - 21.2%

Allstate Life Global Funding Trusts 5.375% due 04/30/13	12,018,000	12,964,550
Ally Financial Inc
3.512% due 02/11/14 §	29,200,000	29,294,783
6.250% due 12/01/17 ~	9,200,000	9,384,000
7.500% due 09/15/20 ~	2,900,000	3,106,625
American Express Bank FSB 5.500% due 04/16/13	17,800,000	19,089,343
American Express Centurion Bank 6.000% due 09/13/17	39,100,000	43,559,081

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value

American Express Travel Related Services Co Inc 0.444% due 06/01/11 §	$1,600,000	$1,597,640
American General Finance Corp 5.625% due 08/17/11	10,000,000	10,062,500
American International Group Inc
5.050% due 10/01/15	7,200,000	7,445,002
5.375% due 10/18/11	6,900,000	7,012,125
5.450% due 05/18/17	4,400,000	4,521,682
5.600% due 10/18/16	6,820,000	7,099,163
5.850% due 01/16/18	25,400,000	26,507,796
8.000% due 05/22/38 § ~	EUR 5,600,000	7,975,998
Australia & New Zealand Banking Group Ltd (Australia) 2.125% due 01/10/14 ~	$5,400,000	5,400,934
BAC Capital Trust VII 5.250% due 08/10/35	GBP 3,350,000	4,165,063
Banco do Brasil SA (Brazil) 4.500% due 01/22/15 ~	$2,000,000	2,093,000
Banco Santander Brasil SA (Brazil)
0.000% due 12/28/11 ~ Δ	19,600,000	19,208,000
2.409% due 03/18/14 § ~	13,000,000	13,046,372
4.250% due 01/14/16 ~	6,300,000	6,315,750
4.500% due 04/06/15 ~	1,000,000	1,021,104
Bank of America Corp
0.643% due 08/15/16 §	2,800,000	2,606,551
1.723% due 01/30/14 §	23,600,000	24,005,613
4.500% due 04/01/15	5,900,000	6,123,268
5.650% due 05/01/18	25,300,000	26,434,199
7.250% due 10/15/25	840,000	881,625
Bank of China Ltd (Hong Kong) 5.550% due 02/11/20 ~	1,700,000	1,745,898
Bank of India (India) 4.750% due 09/30/15 ~	4,800,000	4,879,819
Bank of Montreal (Canada) 2.850% due 06/09/15 ~	4,200,000	4,235,414
Bank of Nova Scotia (Canada)
0.561% due 08/09/12 §	5,400,000	5,400,038
1.650% due 10/29/15 ~	4,200,000	4,028,329
Banque PSA Finance SA (France) 2.203% due 04/04/14 § ~	9,300,000	9,281,186
Barclays Bank PLC (United Kingdom)
0.484% due 03/23/17 §	1,300,000	1,265,095
2.375% due 01/13/14	2,000,000	2,011,054
5.450% due 09/12/12	23,200,000	24,604,528
10.179% due 06/12/21 ~	19,520,000	24,890,147
BPCE SA (France) 2.375% due 10/04/13 ~	1,700,000	1,699,946
Capital One Capital IV 6.745% due 02/05/82 §	300,000	304,125
CCCA LLC 7.900% due 10/15/12 ~	500,000	523,003
CIT Group Inc
5.250% due 04/01/14 ~	1,700,000	1,710,424
7.000% due 05/01/13	894,591	913,601
7.000% due 05/01/14	2,807,357	2,867,013
7.000% due 05/01/15	1,207,357	1,220,940
7.000% due 05/01/16	2,012,262	2,019,808
7.000% due 05/01/17	2,817,166	2,827,730
CitiFinancial Inc 6.625% due 06/01/15	4,000,000	4,302,124
Citigroup Capital XXI 8.300% due 12/21/77 §	62,050,000	64,842,250
Citigroup Inc
0.580% due 06/09/16 §	20,900,000	19,696,745
5.375% due 08/09/20	470,000	484,020
5.500% due 04/11/13	10,200,000	10,913,123
5.875% due 05/29/37	6,800,000	6,657,173
8.500% due 05/22/19	6,500,000	8,022,645
CNA Financial Corp 5.850% due 12/15/14	9,000,000	9,700,479
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	3,700,000	3,713,623
DnB NOR Bank ASA (Norway) 0.541% due 09/01/16 §	1,300,000	1,293,162
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	2,000,000	2,128,728
Ford Motor Credit Co LLC
3.053% due 01/13/12 §	10,000,000	10,100,100
7.000% due 10/01/13	700,000	755,542
7.250% due 10/25/11	5,064,000	5,211,975
8.000% due 12/15/16	500,000	567,571
12.000% due 05/15/15	3,300,000	4,151,446
General Electric Capital Corp
5.875% due 01/14/38	12,300,000	12,184,036
6.875% due 01/10/39	6,900,000	7,725,620
General Motors Acceptance Corp
5.375% due 06/06/11	EUR 6,000,000	8,656,254
6.625% due 05/15/12	$8,600,000	8,864,287
6.875% due 09/15/11	600,000	612,750
7.000% due 02/01/12	10,500,000	10,834,152
GMAC International Finance BV (Netherlands) 7.500% due 04/21/15	EUR 13,000,000	19,505,978
Goldman Sachs Capital II 5.793% § ±	$13,500,000	11,711,250
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	3,900,000	3,886,904
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	8,500,000	8,695,389
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	2,500,000	2,397,798
Intesa Sanpaolo SPA (Italy) 2.713% due 02/24/14 § ~	9,100,000	9,224,406
JPMorgan Chase & Co
1.447% due 09/26/13 §	EUR 9,800,000	13,753,016
6.000% due 01/15/18	$3,300,000	3,617,800
7.900% § ±	3,615,000	3,968,919
JPMorgan Chase Bank NA 0.640% due 06/13/16 §	1,000,000	972,102
KeyBank NA 1.203% due 11/21/11 §	EUR 500,000	701,458
LeasePlan Corp NV (Netherlands) 3.125% due 02/10/12	10,900,000	15,630,279
Lehman Brothers Holdings Inc
5.625% due 01/24/13 Ψ	$35,100,000	9,301,500
6.750% due 12/28/17 Ψ	17,000,000	13,600
6.875% due 05/02/18 Ψ	4,300,000	1,150,250
Lloyds TSB Bank PLC (United Kingdom)
4.875% due 01/21/16	4,800,000	4,948,550
12.000% § ± ~	5,400,000	6,329,322
Marsh & McLennan Cos Inc
5.375% due 07/15/14	4,000,000	4,325,848
5.750% due 09/15/15	5,000,000	5,428,140
Merrill Lynch & Co Inc
6.050% due 08/15/12	500,000	531,323
6.875% due 04/25/18	26,100,000	28,982,014
MetLife Institutional Funding II 1.201% due 04/04/14 § ~ Δ	41,300,000	41,505,124
Metropolitan Life Global Funding I 5.125% due 04/10/13 ~	600,000	640,233
Morgan Stanley
0.510% due 04/19/12 §	6,900,000	6,903,933
5.300% due 03/01/13	354,000	376,210
National Australia Bank Ltd (Australia) 5.350% due 06/12/13 ~	6,700,000	7,204,899
New York Life Global Funding 4.650% due 05/09/13 ~	1,510,000	1,607,863
Nordea Bank AB (Sweden) 4.875% due 01/27/20 ~	22,500,000	23,032,732

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Nykredit Realkredit AS (Denmark)
2.359% due 04/01/38 §	DKK 31,395,313	$5,657,028
2.359% due 10/01/38 §	34,080,304	6,092,246
Principal Life Income Funding Trusts 5.300% due 04/24/13	$3,800,000	4,088,241
Prudential Financial Inc 6.100% due 06/15/17	5,000,000	5,502,300
Realkredit Danmark AS (Denmark)
2.340% due 01/01/38 §	DKK 177,782,382	31,929,795
Santander Finance Preferred SA Unipersonal (Spain) 11.300% § ±	GBP 7,500,000	13,114,328
SLM Corp
0.603% due 01/27/14 §	$9,200,000	8,731,564
4.875% due 12/17/12	GBP 2,015,000	3,181,075
5.000% due 10/01/13	$1,550,000	1,603,940
5.125% due 08/27/12	200,000	206,374
5.375% due 01/15/13	770,000	800,754
5.375% due 05/15/14	500,000	518,317
Springleaf Finance Corp 6.900% due 12/15/17	5,000,000	4,593,750
State Bank of India London (India)
4.500% due 07/27/15 ~	5,200,000	5,304,853
4.500% due 07/27/15 ~ Δ	2,900,000	2,959,653
Sumitomo Mitsui Banking Corp (Japan) 1.950% due 01/14/14 ~	2,400,000	2,376,362
Temasek Financial I Ltd (Singapore) 4.300% due 10/25/19 ~	4,000,000	4,065,824
The Bear Stearns Cos Inc
6.400% due 10/02/17	19,100,000	21,456,501
6.950% due 08/10/12	36,735,000	39,546,954
7.250% due 02/01/18	13,000,000	15,143,921
The Dai-ichi Life Insurance Co Ltd (Japan) 7.250% due 07/25/21 § ~ Δ	4,700,000	4,651,905
The Goldman Sachs Group Inc
1.407% due 01/30/17 §	EUR 1,000,000	1,322,254
1.429% due 05/23/16 §	2,800,000	3,749,342
5.375% due 03/15/20	$205,000	208,217
6.250% due 09/01/17	37,000,000	40,513,927
6.750% due 10/01/37	16,700,000	16,896,108
The Royal Bank of Scotland Group PLC (United Kingdom)
0.707% due 04/08/11 § ~	36,900,000	36,901,476
3.950% due 09/21/15	6,600,000	6,603,920
4.875% due 08/25/14 ~	1,100,000	1,141,908
6.990% § ± ~	3,000,000	2,696,250
7.640% § ±	16,000,000	12,800,000
UBS AG (Switzerland)
1.304% due 01/28/14 §	1,000,000	1,009,984
1.413% due 02/23/12 §	3,900,000	3,932,191
5.875% due 12/20/17	24,700,000	26,967,979
Vnesheconombank (Ireland) 5.450% due 11/22/17 ~	2,100,000	2,142,000
Volkswagen International Finance NV (Netherlands) 0.757% due 10/01/12 § ~	21,000,000	21,015,834
Wachovia Bank NA
0.640% due 03/15/16 §	9,300,000	8,904,183
0.691% due 11/03/14 § ‡	21,500,000	20,982,151
5.000% due 08/15/15	6,000,000	6,394,896
Wachovia Corp 0.433% due 10/15/11 §	13,000,000	13,012,753
WEA Finance LLC 5.700% due 10/01/16 ~	7,500,000	8,174,782
Wells Fargo & Co 7.980% § ±	58,900,000	64,790,000
Westpac Banking Corp (Australia) 1.037% due 03/31/14 § ~ Δ	17,100,000	17,125,807
XL Capital Finance Europe PLC (United Kingdom) 6.500% due 01/15/12	5,000,000	5,207,165

		1,339,133,322

Health Care - 0.1%

UnitedHealth Group Inc
6.000% due 02/15/18	2,300,000	2,557,600
6.875% due 02/15/38	2,700,000	3,038,483

		5,596,083

Industrials - 1.3%

CSX Corp 5.600% due 05/01/17	5,000,000	5,517,745
Erac USA Finance Co 6.375% due 10/15/17 ~	5,000,000	5,605,275
International Lease Finance Corp
1.468% due 08/15/11 § ~	EUR 20,900,000	29,358,965
5.300% due 05/01/12	$10,000,000	10,225,000
5.750% due 06/15/11	8,000,000	8,070,000
6.375% due 03/25/13	4,500,000	4,680,000
Masco Corp 6.125% due 10/03/16	10,000,000	10,254,410
Noble Group Ltd (Bermuda) 6.750% due 01/29/20 ~	8,400,000	9,010,549
United Air Lines Inc
9.350% due 04/07/16 Ψ Δ	71,682	18,637
9.560% due 10/19/18 Ψ Δ	765,357	331,017
10.850% due 02/19/15 Ψ Δ	664,283	337,124

		83,408,722

Materials - 0.7%

BHP Billiton Finance USA Ltd (Australia) 5.125% due 03/29/12	3,000,000	3,136,170
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	2,200,000	2,453,000
Gerdau Holdings Inc 7.000% due 01/20/20 ~	10,400,000	11,570,000
Gerdau Trade Inc (United Kingdom) 5.750% due 01/30/21 ~	1,200,000	1,221,000
Nucor Corp 5.750% due 12/01/17	5,000,000	5,657,260
Rio Tinto Alcan Inc (Canada) 5.000% due 06/01/15	2,500,000	2,703,538
Rohm & Haas Co 6.000% due 09/15/17	10,000,000	11,040,380
Sealed Air Corp 5.625% due 07/15/13 ~	2,100,000	2,200,913
Vale Overseas Ltd (Cayman) 6.250% due 01/23/17	700,000	779,832
Xstrata Canada Corp (Canada)
5.375% due 06/01/15	60,000	64,229
6.000% due 10/15/15	107,000	117,710

		40,944,032

Telecommunication Services - 1.1%

American Tower Corp 7.000% due 10/15/17	132,000	148,885
AT&T Inc 6.300% due 01/15/38	6,800,000	6,870,577
BellSouth Corp 5.200% due 09/15/14	9,100,000	9,947,492
Embarq Corp 6.738% due 06/01/13	185,000	200,666
Qtel International Finance Ltd (Bermuda)
3.375% due 10/14/16 ~	300,000	290,221
4.750% due 02/16/21 ~	600,000	561,659
5.000% due 10/19/25 ~	7,000,000	6,208,160

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Qwest Corp 8.875% due 03/15/12	$1,500,000	$1,608,750
Sprint Capital Corp 8.750% due 03/15/32	5,000,000	5,343,750
U.S. West Communications Inc 6.875% due 09/15/33	1,386,000	1,394,663
Verizon Communications Inc 5.550% due 02/15/16	8,000,000	8,883,552
Verizon PA Inc 5.650% due 11/15/11	2,899,000	2,990,350
Verizon Wireless Capital LLC 2.914% due 05/20/11 §	23,800,000	23,878,778

		68,327,503

Utilities - 0.3%

Centrais Eletricas Brasileiras SA (Brazil) 6.875% due 07/30/19 ~	6,900,000	7,762,500
Korea Hydro & Nuclear Power Co Ltd (South Korea) 6.250% due 06/17/14 ~	900,000	985,111
Majapahit Holding BV (Netherlands) 7.750% due 10/17/16 ~	2,800,000	3,158,655
Progress Energy Inc 6.850% due 04/15/12	20,000	21,179
PSEG Power LLC 7.750% due 04/15/11	1,000,000	1,001,720
TECO Finance Inc 6.750% due 05/01/15	5,600,000	6,311,038

		19,240,203

Total Corporate Bonds & Notes
(Cost $1,770,097,473)		1,862,616,340

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Energy - 0.0%

Chesapeake Energy Corp
2.250% due 12/15/38	1,700,000	1,570,375

Total Convertible Corporate Bonds & Notes
(Cost $1,289,189)		1,570,375

SENIOR LOAN NOTES - 0.4%

Consumer Discretionary - 0.2%

Ford Motor Co Term B1 3.010% due 12/16/13 §	6,947,977	6,952,820
Yell Group PLC Term B1 (New Term Loan) (United Kingdom) 3.996% due 07/31/14 § Δ	5,628,390	2,354,541

		9,307,361

Financials - 0.2%

CIT Group Inc Term 3 6.250% due 08/11/15 §	2,072,298	2,103,560
Springleaf Finance Corp Term B 7.250% due 04/21/15 §	10,500,000	10,529,537

		12,633,097

Total Senior Loan Notes
(Cost $25,186,031)		21,940,458

MORTGAGE-BACKED SECURITIES - 28.9%

Collateralized Mortgage Obligations - Commercial - 2.7%

Banc of America Commercial Mortgage Inc 5.451% due 01/15/49 "	290,000	305,137
Bank of America Large Loan Inc 2.005% due 11/15/15 " § ~	4,626,103	4,377,631
BCRR Trust 5.858% due 07/17/40 " § ~	16,400,000	17,605,610
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 "	900,000	942,753
5.471% due 01/12/45 " §	1,300,000	1,395,256
5.700% due 06/13/50 "	6,900,000	7,355,390
7.000% due 05/20/30 " §	610,238	633,914
Citigroup/Deutsche Bank Commercial Mortgage Trust 5.322% due 12/11/49 "	235,000	246,985
Commercial Mortgage Pass-Through Certificates 5.306% due 12/10/46 "	2,400,000	2,530,121
Credit Suisse Mortgage Capital Certificates
0.485% due 10/15/21 " § ~	22,541,862	22,067,868
5.467% due 09/15/39 "	35,300,000	37,366,995
5.660% due 03/15/39 " §	400,000	430,025
European Loan Conduit (Ireland) 1.243% due 05/15/19 " § ~	EUR 943,616	1,193,760
GE Capital Commercial Mortgage Corp 6.070% due 06/10/38 "	$254,420	258,693
GMAC Commercial Mortgage Securities Inc (IO) 0.930% due 05/15/35 " § Δ	1,317,637	45,227
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	200,000	210,963
5.444% due 03/10/39 "	18,200,000	19,262,501
JPMorgan Chase Commercial Mortgage Securities Corp 5.738% due 02/12/49 " §	5,660,000	6,061,258
LB-UBS Commercial Mortgage Trust
5.318% due 02/15/40 "	160,000	162,993
5.866% due 09/15/45 " §	1,600,000	1,712,727
Lehman Large Loan (IO) 0.063% due 10/12/34 " § Δ	1,977,237	7,161
Merrill Lynch Floating Trust 0.797% due 07/09/21 " § ~	13,597,197	12,936,883
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700% due 09/12/49 "	7,600,000	7,963,677
Morgan Stanley Capital I
5.731% due 07/12/44 " §	6,300,000	6,886,420
5.809% due 12/12/49 "	300,000	324,194
Morgan Stanley Reremic Trust 5.808% due 08/12/45 " § ~	700,000	756,205
Mortgage Capital Funding Inc (IO) 1.233% due 11/20/27 " § Δ	1,964	19
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 "	16,200,000	16,775,324
5.678% due 05/15/46 "	215,000	228,024

		170,043,714

Collateralized Mortgage Obligations - Residential - 3.7%

Adjustable Rate Mortgage Trust
2.783% due 05/25/35 " §	575,030	581,687
2.969% due 09/25/35 " §	3,023,582	2,359,117
Arran Residential Mortgages Funding PLC (United Kingdom)
2.291% due 05/16/47 " § ~	EUR 3,154,191	4,467,974
2.491% due 05/16/47 " § ~	9,300,000	13,204,675

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value

Banc of America Funding Corp
2.796% due 02/20/36 " §	$5,623,321	$5,400,840
2.828% due 05/25/35 " §	7,887,610	7,742,785
5.864% due 01/20/47 " §	742,004	527,997
Banc of America Funding Corp (IO) 4.601% due 01/25/36 " § Δ	10,015,408	1,237,889
Banc of America Mortgage Securities Inc 5.000% due 05/25/34 "	872,235	876,449
BCAP LLC Trust 0.420% due 01/25/37 " §	4,512,773	2,813,416
Bear Stearns Adjustable Rate Mortgage Trust
2.290% due 08/25/35 " §	66,476	64,209
2.400% due 08/25/35 " §	2,231,810	2,155,091
2.560% due 10/25/35 " §	1,544,960	1,414,887
2.710% due 03/25/35 " §	8,723,348	8,402,041
2.726% due 04/25/33 " §	23,060	22,859
2.754% due 08/25/33 " §	7,340,964	7,346,172
2.864% due 02/25/34 " §	1,017,959	917,193
5.023% due 01/25/35 " §	1,352,484	1,256,777
Bear Stearns Alt-A Trust
1.090% due 11/25/34 " §	1,301,987	703,547
2.643% due 05/25/35 " §	5,062,647	4,271,897
2.663% due 01/25/36 " §	5,092,944	2,967,669
2.987% due 09/25/35 " §	8,154,899	6,384,295
5.195% due 11/25/36 " §	5,803,718	3,634,938
Bear Stearns Structured Products Inc
2.683% due 01/26/36 " §	2,777,158	1,858,492
5.222% due 12/26/46 " §	1,935,964	1,382,108
Citigroup Mortgage Loan Trust Inc
2.560% due 08/25/35 " §	2,593,468	2,311,571
2.650% due 10/25/35 " §	258,489	223,294
2.909% due 08/25/35 " §	2,687,061	1,777,414
Countrywide Alternative Loan Trust 0.530% due 02/25/37 " §	367,853	225,894
Countrywide Alternative Loan Trust (IO) 4.751% due 05/25/35 " § Δ	13,285,635	1,522,418
Countrywide Home Loan Mortgage Pass-Through Trust
0.570% due 03/25/35 " §	2,836,045	1,914,953
0.590% due 06/25/35 " § ~	9,897,626	8,429,907
2.886% due 05/20/34 " §	3,781,253	3,385,320
2.984% due 08/25/34 " §	544,560	406,316
3.017% due 02/20/36 " §	3,264,572	2,734,296
5.750% due 05/25/33 "	37,021	37,403
Credit Suisse First Boston Mortgage Securities Corp 0.884% due 03/25/32 " § ~	514,496	445,040
Downey Savings & Loan Association Mortgage Loan Trust 2.468% due 07/19/44 " §	2,085,670	1,684,544
Fannie Mae
0.310% due 07/25/37 " §	1,011,851	995,521
0.654% due 04/18/28 " §	260,178	260,366
0.704% due 10/18/30 " §	1,881	1,885
0.750% due 03/25/17 " §	77,905	78,504
5.000% due 03/25/21 "	111,479	116,550
5.500% due 03/25/28 "	1,439,896	1,448,194
6.500% due 10/25/42 "	2,322,745	2,700,226
Fannie Mae (IO) 6.451% due 10/25/35 " § Δ	28,339	4,363
First Horizon Alternative Mortgage Securities
2.365% due 06/25/34 " §	10,347,041	9,628,811
2.368% due 09/25/35 " §	216,849	165,936
2.381% due 03/25/35 " §	1,909,507	1,371,197
6.000% due 01/25/35 "	237,829	241,091
First Horizon Asset Securities Inc 2.921% due 08/25/35 " §	477,641	385,492
Freddie Mac
0.605% due 12/15/29 " §	40,959	40,906
3.500% due 07/15/32 "	186,659	194,286
5.000% due 04/15/30 "	279,127	279,079
5.500% due 03/15/17 "	329,030	334,717
7.000% due 09/15/21 "	70,577	78,041
7.500% due 01/15/23 - 09/20/26 "	1,987,508	2,234,601
Freddie Mac Structured Pass-Through Securities
1.513% due 10/25/44 " §	3,480,880	3,434,492
1.718% due 07/25/44 " §	18,340,954	18,204,290
Government National Mortgage Association 7.000% due 02/16/29 "	270,947	295,350
Greenpoint Mortgage Funding Trust 0.520% due 11/25/45 " §	100,435	66,264
Greenpoint Mortgage Pass-Through Certificates 2.940% due 10/25/33 " §	1,504,664	1,287,551
GSR Mortgage Loan Trust 2.796% due 09/25/35 " §	255,491	250,419
Harborview Mortgage Loan Trust
0.624% due 02/19/34 " §	68,213	62,263
2.859% due 07/19/35 " §	2,291,606	1,989,671
Holmes Master Issuer PLC (United Kingdom) 2.339% due 10/15/54 " § ~	EUR 4,900,000	6,943,777
Impac CMB Trust 0.790% due 05/25/35 " §	$235,754	186,155
Imperial Savings Association 6.576% due 02/25/18 " §	2,371	2,374
IndyMac ARM Trust 1.959% due 01/25/32 " §	47,688	40,562
IndyMac Index Mortgage Loan Trust 2.677% due 12/25/34 " §	296,095	224,936
JPMorgan Mortgage Trust
5.041% due 02/25/35 " §	1,393,435	1,420,857
5.750% due 01/25/36 "	580,147	545,676
MASTR Adjustable Rate Mortgages Trust 2.820% due 04/21/34 " §	197,033	199,950
MASTR Alternative Loans Trust 0.650% due 03/25/36 " §	1,105,529	351,389
MASTR Asset Securitization Trust 5.500% due 09/25/33 "	124,968	131,454
Merrill Lynch Mortgage Investors Inc
0.460% due 02/25/36 " §	1,353,540	1,041,513
2.753% due 06/25/35 " §	247,065	220,472
MLCC Mortgage Investors Inc
0.500% due 11/25/35 " §	266,934	230,941
1.250% due 10/25/35 " §	515,943	454,204
2.238% due 12/25/34 " §	719,627	700,957
4.250% due 10/25/35 " §	1,993,832	1,703,834
Provident Funding Mortgage Loan Trust 2.665% due 04/25/34 " §	16,037	15,829
Residential Accredit Loans Inc
0.430% due 06/25/46 " §	2,862,395	1,164,160
0.460% due 04/25/46 " §	285,216	121,131
5.750% due 01/25/33 "	145,074	148,544
6.000% due 06/25/36 "	11,870,236	8,160,224
Residential Asset Securitization Trust 0.650% due 01/25/46 " §	2,765,793	1,281,424
Residential Asset Securitization Trust (IO) 4.701% due 11/25/35 " § Δ	10,211,480	1,182,575
Residential Funding Mortgage Securities I Inc 3.249% due 09/25/35 " §	1,572,492	1,102,174
Sequoia Mortgage Trust 0.604% due 07/20/33 " §	2,368,617	2,284,919
Structured Adjustable Rate Mortgage Loan Trust
2.611% due 01/25/35 " §	1,214,488	1,027,321
2.651% due 08/25/35 " §	371,707	300,756
Structured Asset Mortgage Investments Inc
0.460% due 05/25/46 " §	2,294,263	1,307,500
0.470% due 05/25/36 " §	1,784,341	1,064,600
0.480% due 05/25/45 " §	603,558	412,901

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
0.504% due 07/19/35 " §	$1,771,156	$1,597,474
0.530% due 02/25/36 " §	2,344,822	1,425,225
0.834% due 07/19/34 " §	61,265	57,202
0.914% due 09/19/32 " §	264,123	239,426
1.094% due 10/19/33 " §	7,236	6,527
SunTrust Alternative Loan Trust (IO) 4.851% due 12/25/35 " § Δ	24,882,146	3,111,507
Thornburg Mortgage Securities Trust 0.370% due 10/25/46 " §	571,287	566,184
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
4.601% due 11/25/35 " § Δ	41,819,056	5,716,757
4.701% due 11/25/35 " § Δ	12,071,244	1,171,894
Washington Mutual Mortgage Pass-Through Certificates
0.520% due 12/25/45 " §	152,396	129,316
0.540% due 10/25/45 " §	160,872	139,724
0.560% due 01/25/45 " §	1,989,046	1,687,271
0.570% due 01/25/45 " §	113,949	96,595
1.712% due 08/25/42 " §	107,821	98,124
2.734% due 02/27/34 " §	2,078,983	2,137,023
Washington Mutual MSC Mortgage Pass-Through Certificates
2.350% due 02/25/33 " §	84,307	81,047
2.359% due 02/25/33 " §	12,728	11,860
Wells Fargo Mortgage-Backed Securities Trust
2.739% due 02/25/35 " §	134,098	121,365
2.772% due 03/25/36 " §	17,747,431	15,908,921
2.825% due 03/25/36 " §	460,300	410,989
2.905% due 05/25/35 " §	335,486	334,627
2.907% due 04/25/36 " §	5,490,928	4,998,875
4.910% due 01/25/35 " §	2,575,504	2,597,192
4.975% due 12/25/34 " §	1,455,265	1,432,328
5.217% due 08/25/36 " §	1,335,386	1,338,078
5.629% due 04/25/36 " §	2,149,724	1,068,355

		233,700,435

Fannie Mae - 19.7%

1.518% due 08/01/42 - 10/01/44 " §	3,206,777	3,204,772
1.882% due 09/01/35 " §	769,516	792,602
1.945% due 02/01/33 " §	704,536	714,509
2.108% due 09/01/33 " §	108,319	112,692
2.111% due 12/01/34 " §	3,776,563	3,915,495
2.175% due 02/01/33 " §	23,163	23,963
2.277% due 01/01/34 " §	31,309	32,713
2.320% due 01/01/25 " §	92,542	96,419
2.323% due 04/01/35 " §	2,837,321	2,947,123
2.351% due 11/01/34 " §	38,568	40,506
2.367% due 03/01/34 " §	40,276	41,951
2.399% due 01/01/23 " §	166,345	173,921
2.412% due 07/01/35 " §	6,498,284	6,762,595
2.439% due 03/01/33 " §	41,880	43,677
2.450% due 11/01/23 " §	102	103
2.456% due 04/01/27 " §	42,508	42,893
2.489% due 12/01/22 " §	34,916	36,833
2.578% due 07/01/33 " §	90,959	94,575
2.686% due 11/01/34 " §	12,266,696	12,930,475
2.750% due 06/01/34 " §	40,643	42,350
2.904% due 03/01/33 " §	955,077	967,467
3.004% due 08/01/35 " §	1,327,576	1,377,086
3.500% due 08/01/40 "	49,597	46,671
3.786% due 05/01/36 " §	118,104	118,330
3.866% due 05/01/36 " §	111,994	111,643
3.950% due 05/01/36 " §	3,624,122	3,774,150
4.000% due 04/01/26 "	1,000,000	1,026,562
4.500% due 11/01/13 - 04/01/41 "	484,820,171	493,935,040
4.566% due 07/01/33 " §	75,473	79,801
4.743% due 04/01/34 " §	674,497	706,551
4.787% due 09/01/34 " §	1,597,308	1,667,788
5.000% due 02/01/34 - 05/01/41 "	146,784,281	153,104,329
5.013% due 09/01/35 " §	1,164,519	1,235,492
5.147% due 12/01/34 " §	52,466	55,683
5.222% due 08/01/34 " §	43,053	45,771
5.367% due 01/01/36 " §	883,911	943,444
5.500% due 07/01/11 - 05/01/41 "	255,503,533	273,968,449
6.000% due 04/01/16 - 05/01/41 "	215,817,174	235,161,946
6.172% due 08/01/36 " §	1,451,139	1,523,540
6.500% due 01/01/13 - 05/01/41 "	40,872,739	45,728,370
7.500% due 01/01/33 "	88,431	102,594
8.000% due 05/01/30 - 08/01/30 "	19,673	23,023
8.500% due 07/01/32 "	6,565	7,478

		1,247,761,375

Federal Housing Authority - 0.0%

6.896% due 07/01/20 "	239,413	235,818
7.430% due 11/01/19 - 11/01/22 "	600,910	594,819

		830,637

Freddie Mac - 2.6%

2.387% due 01/01/28 " §	35,382	36,974
2.520% due 09/01/35 " §	793,249	826,944
2.577% due 05/01/32 " §	27,714	27,976
2.607% due 05/01/23 " §	9,712	9,800
2.618% due 03/01/32 " §	310,514	324,898
2.624% due 03/01/32 " §	138,695	143,812
2.737% due 07/01/32 " §	45,870	48,070
4.500% due 02/01/39 - 04/01/41 "	103,816,109	105,326,341
5.406% due 06/01/17 " §	4,888	4,929
5.500% due 03/01/23 - 09/01/39 "	45,660,895	48,913,904
6.000% due 03/03/18 - 10/01/22 "	2,143,259	2,355,320
6.500% due 01/01/15 - 05/01/17 "	1,480,874	1,610,780
7.000% due 10/01/37 "	618,623	706,565

		160,336,313

Government National Mortgage Association - 0.2%

2.125% due 12/20/22 - 12/20/32 " §	1,717,005	1,771,982
2.500% due 11/20/24 " §	44,665	46,179
2.625% due 07/20/23 - 09/20/32 " §	1,203,075	1,242,879
2.750% due 03/20/32 " §	83,655	86,609
3.000% due 03/20/32 - 01/20/33 " §	368,104	381,563
3.125% due 08/20/20 - 07/20/24 " §	189,249	196,035
3.250% due 03/20/28 - 03/20/29 " §	39,903	41,531
3.375% due 05/20/22 - 06/20/32 " §	4,183,499	4,355,313
3.500% due 03/20/33 " §	333,027	347,590
3.750% due 03/20/29 " §	47,254	49,403
6.000% due 02/15/38 - 03/01/41 "	1,339,953	1,479,545
6.500% due 11/15/38 "	262,549	301,562
7.500% due 02/15/31 - 12/15/31 "	106,207	123,856
8.000% due 12/15/29 - 08/15/32 "	688,483	809,564
8.500% due 09/15/16 - 12/15/30 "	818,548	980,367
9.000% due 02/15/17 - 04/15/20 "	17,862	20,904
10.000% due 05/15/19 - 02/15/25 "	17,215	19,668

		12,254,550

Total Mortgage-Backed Securities
(Cost $1,810,637,714)		1,824,927,024

ASSET-BACKED SECURITIES - 1.2%

Access Group Inc 1.603% due 10/27/25 " §	23,908,053	24,166,200
Ally Auto Receivables Trust 1.320% due 03/15/12 " ~	843,296	843,898
Aurum CLO 2002 - 1A Ltd (Cayman) 1.003% due 04/15/14 " § ~	5,400,000	5,187,607
Citibank Omni Master Trust 3.005% due 08/15/18 " § ~	15,500,000	16,429,152
Countrywide Asset-Backed Certificates 0.990% due 02/25/33 " §	11,444	10,824

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Daimler Chrysler Auto Trust 5.280% due 03/08/13 "	$160,940	$164,246
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30 "	82,810	80,673
Ford Credit Auto Owner Trust 0.800% due 03/15/12 "	49,402	49,408
GE-WMC Mortgage Securities LLC 0.290% due 08/25/36 " §	2,320	854
Hillmark Funding CDO (Cayman) 0.563% due 05/21/21 " § ~ Δ	18,700,000	17,479,171
IMC Home Equity Loan Trust 6.340% due 08/20/29 " §	23,999	23,627
Long Beach Mortgage Loan Trust 0.530% due 10/25/34 " §	17,007	14,232
Mid-State Trust
7.340% due 07/01/35 "	1,580,221	1,652,720
7.791% due 03/15/38 "	635,027	612,802
8.330% due 04/01/30 "	2,549,006	2,634,416
Penta CLO SA (Luxembourg) 1.478% due 06/04/24 " § ~	EUR 1,742,953	2,229,981
Renaissance Home Equity Loan Trust 0.690% due 08/25/33 " §	$588,993	550,973
Santander Drive Auto Receivables Trust 0.950% due 08/15/13 "	176,569	176,723
Saxon Asset Securities Trust 0.770% due 08/25/32 " §	935	927
SLM Student Loan Trust 0.753% due 01/25/17 " §	4,000,000	4,008,171
Small Business Administration 4.754% due 08/10/14 "	1,140,399	1,202,718
Structured Asset Securities Corp 0.540% due 01/25/33 " §	32,065	29,514
Toyota Auto Receivables Owner Trust 0.740% due 08/15/12 "	220,000	220,211

Total Asset-Backed Securities
(Cost $77,442,051)		77,769,048

U.S. GOVERNMENT AGENCY ISSUES - 0.1%

Fannie Mae 0.500% due 10/30/12	5,600,000	5,575,192
Small Business Administration Participation Certificates 6.120% due 09/01/21	1,346,435	1,474,467

Total U.S. Government Agency Issues
(Cost $7,010,891)		7,049,659

U.S. TREASURY OBLIGATIONS - 1.2%

U.S. Treasury Inflation Protected Securities - 1.2%

1.750% due 01/15/28 ∧	14,189,040	14,475,034
2.000% due 01/15/26 ∧	8,764,181	9,361,924
2.375% due 01/15/25 ∧	2,920,325	3,281,715
2.375% due 01/15/27 ∧	1,965,348	2,189,060
2.500% due 01/15/29 ∧	27,895,504	31,633,055
3.625% due 04/15/28 ∧	3,131,174	4,042,396
3.875% due 04/15/29 ∧	8,840,106	11,840,907

		76,824,091

Total U.S. Treasury Obligations
(Cost $79,262,383)		76,824,091

FOREIGN GOVERNMENT BONDS & NOTES - 9.8%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL 581,240,000	350,554,105
10.000% due 01/01/17	56,000,000	30,430,455
Canada Government Bond (Canada)
1.500% due 12/01/12	CAD 6,300,000	6,476,881
1.750% due 03/01/13	24,200,000	24,938,356
2.000% due 12/01/14	7,700,000	7,832,079
2.500% due 09/01/13	1,400,000	1,461,545
3.000% due 12/01/15	4,200,000	4,397,372
4.500% due 06/01/15	1,200,000	1,334,346
Canada Housing Trust No 1 (Canada)
2.750% due 12/15/15 ~	8,700,000	8,921,920
3.350% due 12/15/20 ~	19,900,000	19,984,567
3.950% due 12/15/11 ~ Δ	1,900,000	1,996,578
4.000% due 06/15/12 ~	9,900,000	10,508,807
4.550% due 12/15/12 ~	17,100,000	18,450,891
4.800% due 06/15/12 ~	7,600,000	8,141,681
Export-Import Bank of Korea (South Korea)
4.000% due 01/29/21	$1,900,000	1,737,290
5.125% due 06/29/20	6,800,000	6,876,758
Hydro Quebec (Canada) 8.625% due 06/15/29	1,000,000	1,437,468
Korea Housing Finance Corp (South Korea) 4.125% due 12/15/15 ~	12,300,000	12,570,760
Mexican Bonos (Mexico)
6.000% due 06/18/15	MXN 62,600,000	5,123,327
9.500% due 12/18/14	12,700,000	1,170,974
Province of Ontario (Canada)
1.375% due 01/27/14	$9,000,000	8,974,512
1.875% due 09/15/15	2,800,000	2,748,236
4.200% due 03/08/18	CAD 2,000,000	2,142,218
4.200% due 06/02/20	11,100,000	11,618,878
4.300% due 03/08/17	6,200,000	6,724,074
4.400% due 06/02/19	13,500,000	14,477,932
4.600% due 06/02/39	3,300,000	3,448,338
5.500% due 06/02/18	3,800,000	4,370,255
Province of Quebec (Canada)
4.500% due 12/01/16	600,000	657,710
7.500% due 07/15/23	$2,495,000	3,246,027
Province of Saskatchewan (Canada) 8.500% due 07/15/22	340,000	464,865
Republic of Panama (Panama) 6.700% due 01/26/36	10,935,000	12,329,213
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,212,188
7.375% due 04/25/12	320,000	343,200
Russian Foreign Bond - Eurobond (Russia) 3.625% due 04/29/15 ~	1,000,000	1,016,250
Societe Financement de l’Economie Francaise (France) 2.125% due 05/20/12	EUR 11,000,000	15,682,666
United Mexican States (Mexico) 6.050% due 01/11/40	$3,800,000	3,933,000

Total Foreign Government Bonds & Notes
(Cost $567,424,728)		617,735,722

MUNICIPAL BONDS - 3.5%

American Municipal Power Inc OH 8.084% due 02/15/50	4,600,000	5,243,586
Badger Tobacco Asset Securitization Corp WI 6.125% due 06/01/27	1,300,000	1,353,456
Buckeye Tobacco Settlement Financing Authority OH ‘A2’ 5.875% due 06/01/47	7,100,000	4,725,405

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
California Infrastructure & Economic Development Bank 6.486% due 05/15/49	$1,700,000	$1,694,645
California Public Works Board Revenue ‘B2’ 7.804% due 03/01/35	4,700,000	4,649,287
Chicago Transit Authority IL ‘A’ 6.899% due 12/01/40	7,200,000	7,069,320
Chicago Transit Authority IL ‘B’
6.200% due 12/01/40	1,900,000	1,766,202
6.300% due 12/01/21	800,000	856,472
6.899% due 12/01/40	6,800,000	6,676,580
Clark County NV ‘C’ 6.820% due 07/01/45	3,300,000	3,270,036
Clovis Unified School District CA ‘B’ 0.000% due 08/01/24	3,000,000	1,346,340
Cook County School District No 123 Oak Lawn IL 0.000% due 12/01/21	2,290,000	1,243,951
Escondido Union High School District CA 0.000% due 11/01/20	2,655,000	1,459,825
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,081,494
5.750% due 06/01/47	3,000,000	2,006,040
Golden State Tobacco Securitization Corp CA ‘A2’ 0.000% due 06/01/37 §	3,200,000	1,807,264
Hamilton OH School Districts Gas Supply Revenue 7.740% due 02/01/12	1,885,000	1,905,075
Huntington Beach Union High School District CA 0.000% due 08/01/32	10,000,000	2,360,200
Illinois Municipal Electric Agency 6.832% due 02/01/35	300,000	311,028
Lee County Florida Apartment Revenue ‘A’ 6.000% due 10/01/29	1,000,000	1,004,660
Los Angeles Unified School District CA ‘A1’ 4.500% due 07/01/24	7,100,000	6,831,975
Los Angeles Wastewater Systems Revenue CA 5.713% due 06/01/39	1,600,000	1,499,264
Metropolitan Pier & Exposition Authority IL ‘A’ 0.000% due 06/15/29	4,000,000	1,300,840
Metropolitan Transportation Authority NY
7.134% due 11/15/30	22,300,000	23,103,246
7.336% due 11/15/39	28,190,000	31,986,629
Modesto High School District Stanislaus County CA ‘A’ 0.000% due 08/01/26	4,000,000	1,424,400
Monrovia Unified School District CA ‘B’ 0.000% due 08/01/23	3,175,000	1,510,570
New York State Dormitory Authority 5.051% due 09/15/27	6,100,000	5,730,462
North Carolina Turnpike Authority ‘B’ 6.700% due 01/01/39	400,000	414,580
Northern Tobacco Securitization Corp AK ‘A’ 5.000% due 06/01/46	3,500,000	2,051,875
Palomar Community College District CA ‘A’ 4.750% due 05/01/32	400,000	358,156
Pennsylvania Economic Development Financing Authority 6.532% due 06/15/39	1,600,000	1,532,256
Pierce County School District No 3 WA 5.000% due 12/01/23	3,000,000	3,114,900
Port Authority of New York & New Jersey 5.647% due 11/01/40	2,000,000	1,915,980
Public Power Generation Agency NE 7.242% due 01/01/41	2,100,000	2,080,113
Puerto Rico Commonwealth ‘A’ 5.125% due 07/01/31	335,000	308,612
Southern California Public Power Authority 5.943% due 07/01/40	37,000,000	34,639,400
State of California
7.550% due 04/01/39	3,550,000	3,862,365
7.950% due 03/01/36	1,200,000	1,283,508
State of Illinois
4.071% due 01/01/14	5,200,000	5,206,552
6.900% due 03/01/35	1,000,000	975,680
State of Iowa 6.750% due 06/01/34	1,000,000	1,050,340
Texas State Transportation Commission 5.178% due 04/01/30	2,200,000	2,164,316
Texas State Transportation Commission Mobility Fund ‘A’ 4.750% due 04/01/35	1,700,000	1,652,553
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	9,280,000	6,484,029
Tobacco Settlement Financing Corp LA ‘B’ 5.875% due 05/15/39	4,935,000	4,514,982
Tobacco Settlement Financing Corp NJ ‘1A’ 5.000% due 06/01/41	12,400,000	7,494,560
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,614,687
6.250% due 06/01/42	900,000	783,324
Tobacco Settlement Revenue Management Authority SC ‘B’ 6.000% due 05/15/22	2,460,000	2,477,171
Washington State Convention Center 6.790% due 07/01/40	10,600,000	10,388,424

Total Municipal Bonds
(Cost $229,328,946)		222,586,615

SHORT-TERM INVESTMENTS - 34.5%

Commercial Paper - 2.9%

Comcast Corp 0.480% due 04/25/11	4,300,000	4,298,624
Daimler Finance North America LLC 0.440% due 05/17/11	1,100,000	1,099,382
Kells Funding LLC
0.310% due 04/21/11 ~	18,600,000	18,596,797
0.310% due 05/12/11 ~	9,500,000	9,496,646
0.314% due 04/21/11 ~	22,900,000	22,896,056
0.330% due 05/06/11 ~	47,700,000	47,684,696
0.330% due 05/09/11 ~	12,700,000	12,695,576
0.330% due 05/11/11 ~	12,700,000	12,695,343
Nissan Motor Acceptance Corp 0.600% due 06/22/11	9,400,000	9,391,657
Straight-A Funding LLC
0.230% due 04/11/11	7,500,000	7,499,521
0.230% due 05/09/11	1,300,000	1,299,684
0.250% due 05/05/11	3,100,000	3,099,268
0.250% due 05/09/11	7,400,000	7,398,047
0.250% due 05/11/11	7,800,000	7,797,833
0.250% due 05/16/11	5,000,000	4,998,438
0.250% due 05/18/11	6,900,000	6,897,748
0.250% due 06/03/11	2,300,000	2,298,908
0.254% due 05/17/11	1,500,000	1,499,521
0.254% due 06/06/11	1,900,000	1,899,055

		183,542,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Foreign Government Issues - 1.5%

Banco Bradesco SA (Brazil) 1.626% due 06/27/11 Δ ~	$58,300,000	$58,093,035
Japan Treasury Discount Bills (Japan)
0.128% due 06/20/11	JPY 1,100,000,000	13,221,279
0.138% due 06/13/11	200,000,000	2,403,893
0.141% due 06/13/11	1,750,000,000	21,033,969

		94,752,176

U.S. Treasury Bills - 20.8%

0.156% due 08/25/11	$158,278,000	158,193,321
0.164% due 09/01/11	4,700,000	4,697,204
0.170% due 08/04/11 ‡	481,106,000	480,935,688
0.170% due 08/11/11	17,200,000	17,192,948
0.175% due 08/11/11	60,729,000	60,701,437
0.175% due 08/18/11	106,900,000	106,846,336
0.176% due 06/09/11 ‡	560,000	559,936
0.177% due 06/09/11	701,000	700,919
0.180% due 07/14/11	19,400,000	19,394,956
0.185% due 07/21/11	177,440,000	177,390,849
0.186% due 06/16/11 ‡	9,000,000	8,998,731
0.186% due 06/23/11	4,800,000	4,799,146
0.190% due 06/16/11	276,000	275,961
0.190% due 07/07/11 ‡	1,080,000	1,079,732
0.254% due 08/25/11	52,419,000	52,390,957
0.282% due 06/30/11	44,100,000	44,091,180
0.298% due 07/28/11 ‡	179,100,000	179,041,255

		1,317,290,556

U.S. Government Agency Issues - 0.6%

Freddie Mac 0.200% due 06/22/11	39,700,000	39,692,774

Repurchase Agreements - 8.7%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $6,578,528; collateralized by Federal Home Loan Bank: 1.125% due 05/18/12 and value $6,714,700)	6,578,526	6,578,526
Merrill Lynch & Co Inc 0.140% due 04/01/11 (Dated 03/31/11, repurchase price of $51,000,198; collateralized by U.S. Treasury Notes: 1.375% due 09/15/12 and value $52,011,813)	51,000,000	51,000,000
Morgan Stanley 0.130% due 04/21/11 (Dated 03/10/11, repurchase price of $95,814,530; collateralized by U.S. Treasury Notes: 0.500% - 2.625% due 11/15/13 - 08/18/20 and value $98,126,664) Δ	95,800,000	95,800,000
The Royal Bank of Scotland Group PLC 0.150% due 04/01/11 (Dated 03/31/11, repurchase price of $50,000,208; collateralized by U.S. Treasury Notes: 1.500% due 12/31/13 and value $50,997,235)	50,000,000	50,000,000
The Royal Bank of Scotland Group PLC 0.160% due 04/01/11 (Dated 03/31/11, repurchase price of $50,000,222; collateralized by Fannie Mae: 3.200% due 09/10/20 and value $50,337,960)	50,000,000	50,000,000
The Toronto Dominion Bank 0.140% due 04/01/11 (Dated 03/31/11, repurchase price of $50,000,194; collateralized by U.S. Treasury Bonds: 4.375% due 11/15/39 and value $50,846,044)	50,000,000	50,000,000
UBS AG 0.140% due 04/01/11 (Dated 03/31/11, repurchase price of $249,800,971; collateralized by U.S. Treasury Notes: 1.125% due 01/15/12 and value $254,871,689)	249,800,000	249,800,000

		553,178,526

Total Short-Term Investments
(Cost $2,188,307,916)		2,188,456,832

TOTAL INVESTMENTS - 110.0%
(Cost $6,826,505,056)		6,959,217,956

TOTAL SECURITIES SOLD SHORT - (1.1%)
(See Note (f) to Notes to Schedule of Investments)
(Proceeds $71,524,293)		(71,322,655)

OTHER ASSETS & LIABILITIES, NET - (8.9%)		(563,368,976)

NET ASSETS - 100.0%		$6,324,526,325

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $14,114,783 or 0.2% of the net assets were in default as of March 31, 2011.

(c)	As of March 31, 2011, 4.6% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	As of March 31, 2011, investments with total aggregate values of $22,100,174, $14,638,710, $17,710,784 and $4,564,384 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, a reverse repurchase agreement, swap contracts, and delayed delivery securities, respectively. In addition, $9,000 in cash was segregated as collateral for open futures contracts.

(e)	A reverse repurchase agreement outstanding as of March 31, 2011 was as follows:

	Interest	Settlement	Maturity	Repurchase	Principal
Counterparty	Rate	Date	Date	Amount	Amount
CSF	0.200%	12/07/10	(1)	(1)	$13,968,000

(1)	The reverse repurchase agreement has an open maturity date and can be terminated at any time by either party.

(f)	The average amount of borrowings by the portfolio on reverse repurchase agreements while outstanding during the period ended March 31, 2011 was $14,022,833 at a weighted average interest rate of 0.201%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(g)	Securities sold short outstanding as of March 31, 2011 were as follows:

	Principal
Description	Amount	Value
Fannie Mae
5.000% due 04/13/41	$10,300,000	($10,763,500)
5.500% due 04/13/41	32,000,000	(34,200,000)
Government National Mortgage Association
6.000% due 02/17/41	1,000,000	(1,100,715)
6.000% due 05/18/41	1,000,000	(1,096,875)
U.S. Treasury Notes
2.625% due 11/15/20	10,600,000	(9,878,702)
3.625% due 02/15/21	14,100,000	(14,282,863)

Total Securities sold short
(Proceeds $71,524,293)		($71,322,655)

(h)	Open futures contracts outstanding as of March 31, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (09/11)	6,082	$6,082,000,000	$1,719,588
Eurodollar (12/11)	7,557	7,557,000,000	2,863,875
Eurodollar (03/12)	8,769	8,769,000,000	386,963
Eurodollar (06/12)	5,943	5,943,000,000	(1,418,150)
Eurodollar (09/12)	1,307	1,307,000,000	(2,370,438)
Eurodollar (12/12)	772	772,000,000	(1,473,688)
U.S. Treasury 2-Year Notes (06/11)	911	182,200,000	84,125

			(207,725)

Short Futures Outstanding
U.S. Treasury 10-Year Notes (06/11)	1,391	139,100,000	(583,328)

Total Futures Contracts			($791,053)

(i)	Forward foreign currency contracts outstanding as of March 31, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	32,154,914	04/11	RBS	$1,718,501
Sell	AUD	705,000	04/11	BRC	(19,001)
Sell	BRL	414,977,944	05/11	HSB	(8,670,434)
Buy	BRL	930,500	09/11	BOA	51,182
Buy	BRL	743,800	09/11	MSC	40,590
Buy	CAD	47,631,000	06/11	BNP	307,798
Buy	CAD	2,675,000	06/11	DUB	49,369
Buy	CHF	1,292,000	05/11	MSC	23,762
Buy	CNY	67,916,912	04/11	BRC	118,033
Buy	CNY	91,664,624	04/11	DUB	347,290
Buy	CNY	29,776,760	04/11	HSB	49,840
Buy	CNY	15,144,750	04/11	MSC	27,076
Sell	CNY	76,600,000	04/11	CIT	(20,168)
Sell	CNY	60,000,000	04/11	JPM	(17,532)
Sell	CNY	67,903,046	04/11	RBS	(21,418)
Buy	CNY	16,090,000	11/11	BRC	8,987
Buy	CNY	5,062,000	11/11	BRC	(6,023)
Buy	CNY	14,426,000	11/11	JPM	(17,336)
Buy	CNY	14,357,572	11/11	RBS	(1,199)
Buy	CNY	4,437,776	02/12	BRC	(5,549)
Buy	CNY	76,600,000	02/12	CIT	4,803
Buy	CNY	60,000,000	02/13	JPM	4,011
Buy	CNY	67,903,046	02/13	RBS	15,493
Sell	DKK	3,511,000	04/11	BNP	(4,544)
Buy	DKK	3,511,000	05/11	BNP	4,555
Sell	DKK	232,466,000	05/11	BNP	(1,153,648)
Buy	EUR	3,044,000	04/11	BNP	(3,064)
Buy	EUR	367,000	04/11	BRC	6,785
Buy	EUR	800,000	04/11	CIT	14,998
Buy	EUR	3,543,000	04/11	RBC	98,847
Buy	EUR	3,400,000	04/11	UBS	31,879
Sell	EUR	20,823,000	04/11	CIT	(1,378,150)
Sell	EUR	3,474,000	04/11	DUB	(177,339)
Sell	EUR	4,900,000	04/11	JPM	(304,394)
Sell	EUR	75,875,000	04/11	MSC	(5,455,896)
Sell	EUR	37,796,000	04/11	RBC	(2,805,382)
Sell	GBP	6,967,000	06/11	BNP	50,539
Sell	GBP	10,193,000	06/11	BOA	27,696
Buy	IDR	11,474,000,000	04/11	BRC	15,388
Buy	IDR	9,744,580,000	04/11	CIT	57,126
Buy	IDR	30,289,000,000	04/11	JPM	72,354
Buy	IDR	6,411,000,000	04/11	MSC	34,962

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	IDR	20,000,000,000	04/11	CIT	$1,552
Buy	IDR	5,103,000,000	07/11	BNP	34,786
Buy	IDR	26,598,074,500	07/11	BRC	126,814
Buy	IDR	50,384,000,000	07/11	CIT	236,212
Buy	IDR	53,596,500,000	07/11	HSB	313,308
Buy	IDR	11,981,000,000	07/11	JPM	44,240
Buy	IDR	4,725,000,000	07/11	RBS	32,209
Buy	IDR	23,233,000,000	10/11	DUB	72,570
Buy	IDR	49,046,600,000	10/11	RBS	128,323
Buy	IDR	20,000,000,000	01/12	CIT	(25,343)
Buy	INR	69,675,000	05/11	BOA	52,457
Buy	INR	229,698,000	05/11	BRC	118,578
Buy	INR	137,000,000	05/11	CIT	73,968
Buy	INR	152,000,000	05/11	GSC	74,866
Buy	INR	361,605,200	05/11	JPM	230,581
Buy	INR	96,846,000	05/11	MSC	57,865
Buy	INR	80,000,000	08/11	DUB	29,684
Buy	INR	108,413,000	08/11	HSB	35,144
Sell	JPY	1,665,685,000	04/11	CIT	744,881
Sell	JPY	1,950,000,000	06/11	CIT	128,600
Sell	JPY	1,100,000,000	06/11	RBS	22,275
Buy	KRW	1,024,470,000	05/11	BOA	31,963
Buy	KRW	1,203,000,000	05/11	BRC	20,741
Buy	KRW	7,581,860,000	05/11	CIT	156,278
Buy	KRW	1,009,638,100	05/11	GSC	20,411
Buy	KRW	1,710,000,000	05/11	HSB	50,086
Buy	KRW	34,578,877,269	05/11	JPM	1,345,102
Buy	KRW	19,656,327,000	05/11	MSC	381,413
Buy	KRW	1,589,000,000	05/11	RBS	41,001
Buy	KRW	1,045,350,000	05/11	UBS	50,958
Buy	KRW	946,680,000	08/11	CIT	16,168
Buy	KRW	845,475,000	08/11	GSC	14,639
Buy	KRW	599,880,000	08/11	MSC	8,943
Buy	KRW	753,000,000	08/11	RBS	6,577
Buy	MXN	12,943,500	07/11	CIT	13,418
Buy	MXN	13,149,285	07/11	DUB	32,168
Buy	MXN	911,130,567	07/11	HSB	1,498,708
Buy	MXN	20,806,950	07/11	MSC	34,642
Buy	MXN	12,237,350	07/11	UBS	20,208
Buy	MYR	9,300,000	08/11	BRC	33,807
Buy	MYR	17,890,000	08/11	CIT	56,289
Buy	MYR	5,211,605	08/11	HSB	12,178
Buy	MYR	3,000,000	08/11	JPM	8,276
Buy	NOK	8,950,000	05/11	BRC	21,403
Buy	NOK	1,118,000	05/11	RBS	4,726
Buy	PHP	44,000,000	04/11	BOA	13,247
Buy	PHP	21,240,000	04/11	BRC	(10,878)
Buy	PHP	34,888,000	04/11	CIT	3,413
Buy	PHP	12,825,000	04/11	CIT	(4,662)
Buy	PHP	35,000,000	04/11	JPM	5,992
Buy	PHP	12,804,000	04/11	JPM	(5,145)
Sell	PHP	47,000,000	04/11	HSB	617
Sell	PHP	62,076,601	04/11	JPM	(4,766)
Sell	PHP	51,680,399	04/11	MSC	130
Buy	PHP	10,000,000	06/11	BOA	(2,223)
Buy	PHP	360,741,000	06/11	BRC	185,803
Buy	PHP	118,600,000	06/11	CIT	16,480
Buy	PHP	61,620,000	06/11	CIT	(21,206)
Buy	PHP	35,335,000	06/11	DUB	5,972
Buy	PHP	21,605,000	06/11	DUB	(3,758)
Buy	PHP	26,546,000	06/11	HSB	3,242
Buy	PHP	217,401,000	06/11	JPM	65,650
Buy	PHP	34,560,000	06/11	JPM	(6,197)
Buy	PHP	23,197,700	06/11	RBS	(6,845)
Buy	PHP	86,951,377	11/11	BRC	24,660
Buy	PHP	155,929,000	11/11	CIT	33,398
Buy	PHP	95,346,500	11/11	CIT	(24,220)
Buy	PHP	35,240,000	11/11	DUB	4,167
Buy	PHP	35,136,000	11/11	GSC	1,794

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	PHP	70,776,000	11/11	JPM	$15,089
Buy	PHP	30,170,000	11/11	JPM	(11,529)
Buy	PHP	47,000,000	03/12	HSB	(13,459)
Buy	PHP	62,076,601	03/12	JPM	(11,818)
Buy	PHP	51,680,399	03/12	MSC	(13,913)
Buy	RUB	40,558,000	04/11	BRC	26,491
Buy	RUB	14,485,000	04/11	BRC	(25)
Buy	RUB	14,485,000	04/11	JPM	9,461
Sell	RUB	55,043,000	04/11	BRC	5,257
Sell	RUB	14,485,000	04/11	JPM	25
Buy	RUB	55,043,000	07/11	BRC	(4,042)
Buy	SEK	2,542,000	05/11	MSC	4,114
Buy	SGD	3,549,300	05/11	CIT	15,933
Buy	SGD	12,705,672	06/11	BOA	147,196
Buy	SGD	771,840	06/11	CIT	12,406
Buy	SGD	4,895,898	06/11	DUB	128,227
Buy	SGD	4,988,230	06/11	GSC	107,846
Buy	SGD	4,607,095	06/11	JPM	105,439
Buy	SGD	3,942,360	06/11	RBS	132,914
Buy	SGD	1,800,000	09/11	BRC	20,726
Buy	SGD	3,600,000	09/11	CIT	42,510
Buy	SGD	3,000,000	09/11	DUB	28,609
Buy	SGD	5,744,952	09/11	JPM	55,979
Buy	SGD	4,100,000	09/11	RBS	44,386
Buy	TRY	26,947,989	07/11	HSB	156,565
Buy	TWD	16,459,000	04/11	BOA	18,671
Buy	TWD	20,000,000	04/11	BRC	1,447
Buy	TWD	62,494,621	04/11	DUB	33,782
Buy	TWD	75,841,795	04/11	JPM	20,488
Sell	TWD	16,459,000	04/11	BOA	(1,191)
Sell	TWD	20,000,000	04/11	BRC	(340)
Sell	TWD	62,494,621	04/11	DUB	(4,522)
Sell	TWD	75,841,795	04/11	JPM	(6,186)
Buy	TWD	20,000,000	01/12	BRC	(12,515)
Buy	TWD	75,841,795	01/12	JPM	(39,984)
Buy	ZAR	6,272,550	04/11	JPM	24,048
Buy	ZAR	6,278,850	04/11	MSC	24,976
Buy	ZAR	2,088,900	07/11	CIT	3,654
Buy	ZAR	4,180,300	07/11	HSB	7,672
Buy	ZAR	134,994,456	07/11	JPM	(109,590)
Buy	ZAR	7,601,500	09/11	BRC	97,368
Buy	ZAR	3,799,500	09/11	MSC	48,503
Buy	ZAR	3,040,000	09/11	UBS	38,860

Total Forward Foreign Currency Contracts					($9,041,347)

(j)	Transactions in written options for the period ended March 31, 2011 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in $	in EUR	Premium
Outstanding, December 31, 2010	2,748	2,208,900,000	2,000,000	$20,132,466
Call Options Written	337	134,000,000	-	560,196
Put Options Written	1,030	146,000,000	-	1,390,450
Call Options Closed	(110)	(155,300,000)	(1,000,000)	(377,621)
Put Options Closed	(110)	(231,600,000)	(1,000,000)	(1,448,834)

Outstanding, March 31, 2011	3,895	2,102,000,000	-	$20,256,657

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(k)	Premiums received and value of written options outstanding as of March 31, 2011 were as follows:

Credit Default Swaptions – Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount	Premium	Value
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	06/15/11	BOA	$5,000,000	$16,500	($8,697)
Call - OTC Dow Jones CDX IG15 5Y Index	0.800%	09/21/11	BNP	10,500,000	22,575	(24,255)

					39,075	(32,952)

Credit Default Swaptions – Sell Protection (2)

Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	06/15/11	BOA	5,000,000	15,500	(5,088)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	09/21/11	BNP	10,500,000	43,050	(30,490)
Put - OTC Dow Jones CDX IG15 5Y Index	1.200%	09/21/11	BRC	2,000,000	10,000	(5,808)
Put - OTC Dow Jones CDX IG16 5Y Index	1.300%	09/21/11	BOA	5,400,000	24,570	(21,478)

					93,120	(62,864)

					$132,195	($95,816)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swaption and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The portfolio is only obligated if the swaption is exercised.

Foreign Currency Options

	Exercise	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value
Put - OTC Japanese yen versus U.S. dollar Δ	JPY 79.00	04/21/11	RBS	$4,600,000	$18,860	($2,516)

Inflation Floor/Cap Options

	Strike		Expiration	Counter-	Notional
Description	Index	Exercise Index	Date	party	Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/10/20	DUB	$4,200,000	$31,500	($29,965)
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	03/12/20	CIT	11,600,000	98,160	(64,568)
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	04/07/20	CIT	27,900,000	248,820	(159,667)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	09/29/20	CIT	12,300,000	158,670	(75,364)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1 +0.00%)[10] -Inflation Adjustment)] or $0	10/13/20	DUB	12,500,000	122,500	(98,167)

						$659,650	($427,731)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Receive	3.100%	04/25/11	GSC	$12,600,000	$32,760	($4,387)
Call - OTC 10-Year Interest Rate Swap	Receive	3.100%	04/25/11	RBS	54,600,000	215,670	(19,012)

						248,430	(23,399)

Put - OTC 10-Year Interest Rate Swap	Pay	3.700%	04/25/11	GSC	12,600,000	66,938	(78,339)
Put - OTC 10-Year Interest Rate Swap	Pay	3.700%	04/25/11	RBS	54,600,000	218,400	(339,470)
Put - OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	BOA	17,800,000	247,420	(117,323)
Put - OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	BRC	9,600,000	134,880	(63,275)
Put - OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	DUB	8,900,000	121,485	(58,662)
Put - OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	GSC	9,000,000	123,750	(59,321)
Put - OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	RBS	20,300,000	286,930	(133,801)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value
Put - OTC 1-Year Interest Rate Swap	Pay	0.650%	11/14/11	GSC	$84,000,000	$172,200	($347,088)
Put - OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	DUB	14,100,000	146,366	(219,775)
Put - OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	RBS	35,300,000	345,940	(550,218)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BOA	76,900,000	831,997	(984,251)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	52,000,000	465,081	(665,553)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	88,000,000	951,476	(1,126,321)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	75,800,000	824,764	(970,172)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	JPM	127,900,000	1,288,790	(1,637,005)
Put - OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	155,300,000	1,325,423	(1,987,700)
Put - OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	28,900,000	174,123	(3,127)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	53,800,000	1,330,115	(1,628,451)
Put - OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	17,900,000	449,469	(541,808)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	BOA	67,400,000	567,113	(983,939)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	8,000,000	54,500	(116,788)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	GSC	62,300,000	369,647	(909,486)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	32,900,000	203,248	(480,291)
Put - OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	293,200,000	2,308,700	(4,280,280)
Put - OTC 1-Year Interest Rate Swap	Pay	1.000%	11/19/12	GSC	95,500,000	544,855	(1,293,433)
Put - OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	108,200,000	408,455	(931,927)

						13,962,065	(20,507,804)

						$14,210,495	($20,531,203)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value
Call - CBOT 10-Year U.S. Treasury Note Futures (05/11)	$123.00	04/21/11	CIT	17	$7,661	($531)
Call - CBOT 10-Year U.S. Treasury Note Futures (06/11)	122.00	05/20/11	CIT	320	148,613	(85,000)
Call - CME Eurodollar Futures (09/11)	99.38	09/19/11	CIT	1,264	541,817	(742,600)

					698,091	(828,131)

Put - CBOT 10-Year U.S. Treasury Note Futures (05/11)	118.50	04/21/11	CIT	17	6,598	(9,562)
Put - CBOT 10-Year U.S. Treasury Note Futures (06/11)	117.00	05/20/11	CIT	136	67,410	(68,000)
Put - CME Eurodollar Futures (09/11)	99.38	09/19/11	CIT	1,264	787,183	(221,200)
Put - CME Eurodollar Futures (03/12)	99.00	03/19/12	CIT	877	698,474	(493,313)

					1,559,665	(792,075)

					$2,257,756	($1,620,206)

Straddle Options

	Counter-	Exercise	Expiration	Notional
Description	party	Price (1)	Date	Amount	Premium	Value
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	GSC	$-	10/11/11	$41,800,000	$220,712	($350,391)
Call & Put - OTC 1-Year vs. 1-Year Forward Volatility Agreement Δ	JPM	-	10/11/11	38,700,000	196,596	(324,406)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	10/11/11	128,300,000	1,425,972	(2,268,386)
Call & Put - OTC 1-Year vs. 2-Year Forward Volatility Agreement Δ	MSC	-	11/14/11	104,300,000	1,134,421	(1,839,479)

					$2,977,701	($4,782,662)

(1) Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options					$20,256,657	($27,460,134)

(l)	Swap agreements outstanding as of March 31, 2011 were as follows:

Credit Default Swaps on Asset-Backed Securities – Buy Protection (1)

Upfront
	Fixed Deal						Premiums
	Pay		Expiration	Counter-	Notional		Paid	Unrealized
Referenced Obligation	Rate		Date	party	Amount (4)	Value (5)	(Received)	Appreciation
BFC Genesee Ltd CDO 1.953% due 01/10/41 Δ	(1.280%	)	01/10/41	JPM	$4,920,720	$4,766,947	$-	$4,766,947

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues – Buy Protection (1)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate		Date	party	03/31/11 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Sealed Air Corp 5.625% due 07/15/13	(0.580%	)	09/20/13	MSC	0.672%	$2,100,000	$4,361	$-	$4,361
CNA Financial Corp 5.850% due 12/15/14	(0.470%	)	12/20/14	CIT	1.234%	4,000,000	108,940	-	108,940
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	(0.535%	)	12/20/14	BRC	0.848%	2,000,000	22,248	-	22,248
CNA Financial Corp 5.850% due 12/15/14	(0.630%	)	12/20/14	BOA	1.234%	5,000,000	107,258	-	107,258
Masco Corp 6.125% due 10/03/16	(0.915%	)	12/20/16	CSF	2.669%	10,000,000	875,281	-	875,281
CSX Corp 5.600% due 05/01/17	(0.960%	)	06/20/17	BRC	0.585%	5,000,000	(110,180)	-	(110,180)
Rohm & Haas Co 6.000% due 09/15/17	(0.580%	)	09/20/17	UBS	0.545%	5,000,000	(11,317)	-	(11,317)
Marks & Spencer Group PLC 6.250% due 12/01/17	(0.950%	)	12/20/17	RBS	1.848%	10,000,000	522,178	-	522,178
Erac USA Finance Co 8.000% due 01/15/11	(2.700%	)	12/20/17	GSC	0.883%	5,000,000	(556,968)	-	(556,968)
Nabors Industries Ltd 6.150% due 02/15/18	(1.020%	)	03/20/18	GSC	1.174%	4,800,000	44,724	-	44,724

							$1,006,525	$-	$1,006,525

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/11 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
MetLife Inc 5.000% due 06/15/15 Δ	1.000%	09/20/13	JPM	0.774%	$9,030,000	$52,781	($506,399)	$559,180
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	0.742%	4,600,000	409,117	-	409,117
General Electric Capital Corp 5.625% due 09/15/17	4.200%	12/20/13	CIT	0.742%	11,400,000	1,075,975	-	1,075,975
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	0.742%	7,700,000	733,045	-	733,045
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	0.742%	7,200,000	704,067	-	704,067
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	0.742%	13,400,000	1,337,709	-	1,337,709
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	0.742%	16,900,000	1,733,123	-	1,733,123
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	0.742%	13,500,000	1,457,957	-	1,457,957
General Electric Capital Corp 5.625% due 09/15/17	4.850%	12/20/13	CIT	0.742%	5,900,000	661,276	-	661,276
General Electric Capital Corp 5.625% due 09/15/17	4.900%	12/20/13	DUB	0.742%	2,800,000	317,638	-	317,638
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	BNP	0.397%	35,900,000	801,710	267,540	534,170
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	JPM	0.397%	36,400,000	812,876	271,267	541,609
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/14	MSC	0.397%	1,500,000	33,498	11,179	22,319
Ford Motor Credit Co LLC 7.250% due 10/25/11	5.000%	12/20/14	CIT	1.956%	500,000	53,323	(10,783)	64,106
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	BOA	0.824%	4,300,000	30,287	(75,980)	106,267
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	0.890%	3,000,000	13,604	(67,496)	81,100
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	0.890%	3,000,000	13,604	(68,880)	82,484
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	0.890%	1,500,000	6,802	(34,440)	41,242
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	GSC	0.824%	2,200,000	15,496	(38,874)	54,370

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/11 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Berkshire Hathaway Inc 4.625% due 10/15/13	1.000%	03/20/15	UBS	0.824%	$2,200,000	$15,496	($39,880)	$55,376
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	BOA	0.578%	4,500,000	79,170	75,362	3,808
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	CIT	0.578%	1,000,000	17,593	16,386	1,207
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	CSF	0.966%	13,400,000	22,605	(282,871)	305,476
Brazil Government Bond 12.250% due 03/06/30	1.000%	06/20/15	JPM	0.966%	8,400,000	14,171	(92,192)	106,363
China Government Bond 4.750% due 10/29/13	1.000%	06/20/15	RBS	0.578%	2,200,000	38,705	37,125	1,580
France Government Bond OAT 4.250% due 04/25/19	0.250%	09/20/15	UBS	0.659%	5,000,000	(87,719)	(132,503)	44,784
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BOA	1.009%	700,000	(53)	(6,372)	6,319
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BOA	0.956%	300,000	653	(4,244)	4,897
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	BRC	1.009%	2,300,000	(175)	(19,842)	19,667
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	CIT	1.009%	1,000,000	(76)	(15,694)	15,618
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	CIT	0.956%	1,000,000	2,175	(15,080)	17,255
Indonesia Government Bond 6.750% due 03/10/14	1.000%	09/20/15	DUB	1.216%	1,000,000	(8,906)	(23,587)	14,681
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	HSB	1.009%	2,600,000	(197)	(25,870)	25,673
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	JPM	1.009%	2,900,000	(220)	(29,862)	29,642
Brazil Government Bond 12.250% due 03/06/30	1.000%	09/20/15	UBS	1.009%	600,000	(46)	(5,677)	5,631
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	UBS	0.956%	500,000	1,088	(7,073)	8,161
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	GSC	0.693%	800,000	(15,982)	(15,688)	(294)
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	0.693%	1,700,000	(33,962)	(33,752)	(210)
Brazil Government Bond 12.250% due 03/06/30	1.000%	12/20/15	BRC	1.047%	13,000,000	(23,513)	(75,003)	51,490
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	12/20/15	GSC	0.928%	4,600,000	16,205	112,521	(96,316)
United Kingdom Index-Linked Treasury Gilt 4.250% due 06/07/32 Δ	1.000%	12/20/15	GSC	0.512%	1,700,000	38,223	39,430	(1,207)
Brazil Government Bond 12.250% due 03/06/30	1.000%	12/20/15	MSC	1.047%	12,900,000	(23,332)	(74,426)	51,094
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	BOA	0.724%	1,600,000	(35,795)	(64,735)	28,940
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	BRC	0.724%	1,800,000	(40,269)	(66,879)	26,610
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	DUB	0.724%	900,000	(20,135)	(36,429)	16,294
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	MSC	0.724%	500,000	(11,186)	(17,027)	5,841
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	RBS	0.724%	500,000	(11,186)	(16,794)	5,608
France Government Bond OAT 4.250% due 04/25/19	0.250%	03/20/16	UBS	0.724%	2,500,000	(55,930)	(101,149)	45,219
China Government Bond 4.750% due 10/29/13 Δ	1.000%	03/20/16	BNP	0.677%	400,000	6,250	4,839	1,411
American International Group Inc 6.250% due 05/01/36	1.000%	03/20/16	BOA	1.860%	13,000,000	(504,452)	(458,563)	(45,889)
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	03/20/16	BOA	1.456%	43,300,000	(896,848)	(1,504,025)	607,177
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/16	BOA	0.965%	900,000	1,742	12,448	(10,706)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	03/31/11 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)
Spain Government Bond 5.500% due 07/30/17	1.000%	03/20/16	BOA	2.308%	$900,000	($52,130)	($59,059)	$6,929
Brazil Government Bond 12.250% due 03/06/30	1.000%	03/20/16	BRC	1.081%	7,300,000	(25,643)	(48,930)	23,287
China Government Bond 4.750% due 10/29/13 Δ	1.000%	03/20/16	BRC	0.677%	800,000	12,501	9,560	2,941
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	03/20/16	BRC	1.456%	2,600,000	(53,852)	(101,192)	47,340
American International Group Inc 6.250% due 05/01/36	1.000%	03/20/16	CIT	1.860%	12,900,000	(500,571)	(460,757)	(39,814)
Kazakhstan Government Debt	1.000%	03/20/16	CIT	136.740%	400,000	(6,753)	(11,544)	4,791
Kazakhstan Government Debt	1.000%	03/20/16	DUB	136.740%	400,000	(6,753)	(12,100)	5,347
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	DUB	1.021%	12,900,000	(8,872)	(94,639)	85,767
Italy Government Global Debt Bond 6.875% due 09/27/23	1.000%	03/20/16	GSC	1.456%	900,000	(18,641)	(34,625)	15,984
Spain Government Bond 5.500% due 07/30/17	1.000%	03/20/16	GSC	2.308%	900,000	(52,130)	(59,809)	7,679
Kazakhstan Government Debt	1.000%	03/20/16	HSB	136.740%	400,000	(6,753)	(11,729)	4,976
United Mexican States 7.500% due 04/08/33	1.000%	03/20/16	HSB	1.021%	18,000,000	(12,379)	(133,510)	121,131
Japanese Government Bond OAT 2.000% due 03/21/22 Δ	1.000%	03/20/16	JPM	0.965%	2,000,000	3,872	17,580	(13,708)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	BOA	1.419%	3,600,000	(26,748)	-	(26,748)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	CIT	1.419%	3,500,000	(26,005)	-	(26,005)
UnitedHealth Group Inc 5.000% due 08/15/14	1.000%	03/20/18	BOA	1.051%	10,000,000	(28,904)	(63,269)	34,365
MetLife Inc 5.000% due 06/15/15	1.000%	03/20/18	DUB	1.686%	7,200,000	(297,816)	(408,988)	111,172
Brazil Government Bond 12.250% due 03/06/30	1.000%	03/20/21	CIT	1.511%	22,500,000	(931,656)	(997,607)	65,951

						$6,708,749	($5,590,590)	$12,299,339

Credit Default Swaps on Credit Indices – Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
Dow Jones CDX HY8 5Y Δ	0.483%	06/20/12	BRC	$770,352	$4,342	($300)	$4,642
Dow Jones CDX HY9 5Y Δ	2.080%	12/20/12	MER	7,701,680	267,775	-	267,775
Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	6,076,343	53,049	-	53,049
Dow Jones CDX IG10 5Y	0.530%	06/20/13	DUB	4,918,944	50,421	-	50,421
Dow Jones CDX EM12	5.000%	12/20/14	DUB	2,100,000	232,231	210,450	21,781
Dow Jones CDX EM13	5.000%	06/20/15	BRC	13,800,000	1,667,556	1,513,700	153,856
Dow Jones CDX EM13	5.000%	06/20/15	BRC	300,000	36,251	37,200	(949)
Dow Jones CDX EM13	5.000%	06/20/15	CSF	800,000	96,670	100,000	(3,330)
Dow Jones CDX EM13	5.000%	06/20/15	DUB	6,600,000	797,527	724,500	73,027
Dow Jones CDX EM13	5.000%	06/20/15	GSC	300,000	36,252	37,350	(1,098)
Dow Jones CDX EM13	5.000%	06/20/15	HSB	14,600,000	1,764,225	1,642,950	121,275
Dow Jones CDX EM13	5.000%	06/20/15	JPM	2,500,000	302,093	287,600	14,493
Dow Jones CDX EM13	5.000%	06/20/15	MSC	15,000,000	1,812,560	1,743,250	69,310
Dow Jones CDX IG15 5Y Δ	1.000%	12/20/15	DUB	30,000,000	225,171	(58,990)	284,161
Dow Jones CDX EM14	5.000%	12/20/15	BOA	1,400,000	184,214	182,700	1,514
Dow Jones CDX EM14	5.000%	12/20/15	BRC	9,600,000	1,263,180	1,276,000	(12,820)
Dow Jones CDX HY15 5Y	5.000%	12/20/15	BRC	32,900,000	1,141,116	825,125	315,991
Dow Jones CDX EM14	5.000%	12/20/15	CIT	4,200,000	552,641	581,100	(28,459)
Dow Jones CDX HY15 5Y	5.000%	12/20/15	CIT	6,500,000	225,448	177,750	47,698
Dow Jones CDX EM14	5.000%	12/20/15	DUB	7,500,000	986,859	922,750	64,109
Dow Jones CDX EM14	5.000%	12/20/15	HSB	2,800,000	368,428	371,400	(2,972)
Dow Jones CDX EM14	5.000%	12/20/15	JPM	800,000	105,265	105,600	(335)
Dow Jones CDX EM14	5.000%	12/20/15	MSC	6,700,000	881,594	871,000	10,594
Dow Jones CDX EM14	5.000%	12/20/15	UBS	1,500,000	197,372	207,750	(10,378)
Dow Jones CDX EM15 Δ	5.000%	06/20/16	BRC	3,200,000	448,996	430,500	18,496

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)
Dow Jones CDX EM15 Δ	5.000%	06/20/16	DUB	$1,800,000	$252,560	$243,900	$8,660
Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,761,546	40,729	-	40,729

					$13,994,525	$12,433,285	$1,561,240

Total Credit Default Swaps					$26,476,746	$6,842,695	$19,634,051

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3) An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as a defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
3-Month Australian Bank Bill	RBC	Pay	4.250%	06/15/11	AUD 22,500,000	($40,356)	($3,311)	($37,045)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11	165,700,000	(189,518)	171,091	(360,609)
3-Month Australian Bank Bill	MSC	Pay	4.500%	06/15/11	97,100,000	(111,057)	93,193	(204,250)
6-Month Australian Bank Bill	UBS	Pay	4.250%	09/15/11	69,000,000	(288,944)	569,776	(858,720)
6-Month Australian Bank Bill	RBS	Pay	6.250%	09/15/11	24,000,000	145,135	15,225	129,910
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 140,100,000	(3,087,458)	(3,058,879)	(28,579)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	57,600,000	(568,267)	(1,033,120)	464,853
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	55,800,000	(417,596)	(701,210)	283,614
BRL-CDI-Compounded	GSC	Pay	10.835%	01/02/12	92,900,000	608,300	89,093	519,207
BRL-CDI-Compounded	MER	Pay	12.540%	01/02/12	70,600,000	2,195,923	(359,262)	2,555,185
BRL-CDI-Compounded	MSC	Pay	12.540%	01/02/12	9,400,000	292,375	(63,169)	355,544
BRL-CDI-Compounded	UBS	Pay	12.540%	01/02/12	11,400,000	354,582	(56,175)	410,757
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	3,000,000	188,096	20,000	168,096
BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	9,300,000	583,098	39,058	544,040
BRL-CDI-Compounded	HSB	Pay	11.880%	01/02/13	12,000,000	20,428	(8,462)	28,890
BRL-CDI-Compounded	HSB	Pay	11.890%	01/02/13	21,800,000	71,565	36,808	34,757
BRL-CDI-Compounded	MER	Pay	11.900%	01/02/13	65,400,000	169,583	87,319	82,264
BRL-CDI-Compounded	GSC	Pay	11.930%	01/02/13	17,200,000	60,168	(24,657)	84,825
BRL-CDI-Compounded	MSC	Pay	11.980%	01/02/13	10,400,000	44,196	16,206	27,990
BRL-CDI-Compounded	JPM	Pay	12.170%	01/02/13	4,500,000	32,452	15,741	16,711
BRL-CDI-Compounded	RBC	Pay	12.180%	01/02/13	22,800,000	167,325	32,774	134,551
BRL-CDI-Compounded	HSB	Pay	12.300%	01/02/13	5,300,000	48,336	17,675	30,661
BRL-CDI-Compounded	CSF	Pay	12.480%	01/02/13	37,800,000	251,317	112,805	138,512
BRL-CDI-Compounded	MSC	Pay	12.590%	01/02/13	200,000	1,594	272	1,322
28-Day Mexico Interbank TIIE Banxico	MSC	Pay	6.500%	03/05/13	MXN 23,600,000	(1,357)	(923)	(434)
6-Month EUR-LIBOR	CSF	Pay	2.500%	09/21/13	EUR 24,800,000	(166,316)	(59,612)	(106,704)
6-Month EUR-LIBOR	MSC	Pay	2.500%	09/21/13	19,000,000	(127,420)	(111,090)	(16,330)
BRL-CDI-Compounded	MSC	Pay	12.510%	01/02/14	BRL 1,000,000	8,866	4,604	4,260
BRL-CDI-Compounded	GSC	Pay	12.650%	01/02/14	1,000,000	11,030	6,540	4,490
28-Day Mexico Interbank TIIE Banxico	HSB	Pay	7.330%	01/28/15	MXN 70,300,000	106,857	31,045	75,812
3-Month USD-LIBOR	BOA	Receive	3.500%	06/15/21	$17,100,000	260,172	334,160	(73,988)
3-Month USD-LIBOR	DUB	Receive	3.500%	06/15/21	17,100,000	260,172	537,015	(276,843)
3-Month USD-LIBOR	JPM	Receive	3.500%	06/15/21	8,000,000	121,718	3,600	118,118
3-Month USD-LIBOR	MSC	Receive	3.500%	06/15/21	2,700,000	41,080	75,600	(34,520)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	CAD 54,000,000	$555,881	($36,710)	$592,591
3-Month USD-LIBOR	BNP	Receive	4.250%	06/15/41	$2,200,000	31,259	96,800	(65,541)
3-Month USD-LIBOR	BOA	Receive	4.250%	06/15/41	2,300,000	32,680	99,958	(67,278)
3-Month USD-LIBOR	BRC	Receive	4.250%	06/15/41	4,500,000	63,938	101,250	(37,312)
3-Month USD-LIBOR	CIT	Receive	4.250%	06/15/41	8,300,000	117,930	301,340	(183,410)
3-Month USD-LIBOR	CSF	Receive	4.250%	06/15/41	1,700,000	24,154	53,805	(29,651)
3-Month USD-LIBOR	GSC	Receive	4.250%	06/15/41	10,100,000	143,506	280,960	(137,454)
3-Month USD-LIBOR	HSB	Receive	4.250%	06/15/41	27,700,000	393,575	426,798	(33,223)
3-Month USD-LIBOR	JPM	Receive	4.250%	06/15/41	41,000,000	582,548	1,193,170	(610,622)
3-Month USD-LIBOR	MSC	Receive	4.250%	06/15/41	46,800,000	664,957	393,025	271,932
3-Month USD-LIBOR	RBS	Receive	4.250%	06/15/41	86,800,000	1,233,296	2,035,705	(802,409)
3-Month USD-LIBOR	UBS	Receive	4.250%	06/15/41	1,800,000	25,575	67,950	(42,375)

Total Interest Rate Swaps						$4,915,378	$1,843,781	$3,071,597

Total Swap Agreements						$31,392,124	$8,686,476	$22,705,648

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(m)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$53,533,999	$53,533,999	$-	$-
	Preferred Stocks (1)	3,630,794	1,861,125	-	1,769,669
	Common Stocks (1)	576,999	576,999	-	-
	Corporate Bonds & Notes	1,862,616,340	-	1,862,093,337	523,003
	Convertible Corporate Bonds & Notes	1,570,375	-	1,570,375	-
	Senior Loan Notes	21,940,458	-	21,940,458	-
	Mortgage-Backed Securities	1,824,927,024	-	1,824,096,387	830,637
	Asset-Backed Securities	77,769,048	-	75,539,067	2,229,981
	U.S. Government Agency Issues	7,049,659	-	7,049,659	-
	U.S. Treasury Obligations	76,824,091	-	76,824,091	-
	Foreign Government Bonds & Notes	617,735,722	-	617,735,722	-
	Municipal Bonds	222,586,615	-	222,586,615	-
	Short-Term Investments	2,188,456,832	-	2,188,456,832	-
	Derivatives:
	Credit Contracts
	Swaps	30,980,799	-	30,980,799	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	11,364,087	-	11,364,087	-
	Interest Rate Contracts
	Futures	5,054,551	5,054,551	-	-
	Swaps	9,913,667	-	9,913,667	-

	Total Interest Rate Contracts	14,968,218	5,054,551	9,913,667	-

	Total Assets - Derivatives	57,313,104	5,054,551	52,258,553	-

	Total Assets	7,016,531,060	61,026,674	6,950,151,096	5,353,290

Liabilities	Securities Sold Short	(71,322,655)	-	(71,322,655)	-
	Derivatives:
	Credit Contracts
	Written Options	(95,816)	-	(95,816)	-
	Swaps	(4,504,053)	-	(4,504,053)	-

	Total Credit Contracts	(4,599,869)	-	(4,599,869)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(20,405,434)	-	(20,405,434)	-
	Written Options	(2,516)	-	(2,516)	-

	Total Foreign Currency Contracts	(20,407,950)	-	(20,407,950)	-
	Interest Rate Contracts
	Futures	(5,845,604)	(5,845,604)	-	-
	Written Options	(27,361,802)	(1,620,206)	(20,531,203)	(5,210,393)
	Swaps	(4,998,289)	-	(4,998,289)	-

	Total Interest Rate Contracts	(38,205,695)	(7,465,810)	(25,529,492)	(5,210,393)

	Total Liabilities - Derivatives	(63,213,514)	(7,465,810)	(50,537,311)	(5,210,393)

	Total Liabilities	(134,536,169)	(7,465,810)	(121,859,966)	(5,210,393)

	Total	$6,881,994,891	$53,560,864	$6,828,291,130	$142,897

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in the Supplemental Notes to Schedules of Investments) for the period ended March 31, 2011:

					Derivatives
					Interest
					Rate Contracts
	Preferred	Corporate	Mortgage-Backed	Asset-Backed	Written
	Stocks (1)	Bonds & Notes	Securities	Securities	Options	Total
Value, Beginning of Period	$1,778,789	$19,621,481	$1,221,200	$-	($5,252,950)	$17,368,520
Purchases	-	-	-	2,165,485	-	2,165,485
Sales	-	-	(24,201)	-	-	(24,201)
Accrued Discounts (Premiums)	-	124,387	183	1,370	-	125,940
Total Net Realized Gains (Losses)	-	-	288	-	-	288
Total Change in Net Unrealized Appreciation (Depreciation)	(9,120)	(14,865)	(366,833)	63,126	42,557	(285,135)
Transfers In	-	-	-	-	-	-
Transfers Out	-	(19,208,000)	-	-	-	(19,208,000)

Value, End of Period	$1,769,669	$523,003	$830,637	$2,229,981	($5,210,393)	$142,897

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($9,120)	$8,507	($3,656)	$63,126	$42,557	$101,414

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 37.1%

Consumer Discretionary - 2.4%

Comcast Cable Communications Holdings Inc 8.375% due 03/15/13	$11,740,000	$13,228,303
Cox Communications Inc 7.125% due 10/01/12	6,675,000	7,244,618
NBC Universal Inc 2.100% due 04/01/14 ~	4,650,000	4,627,731
Reed Elsevier Capital Inc 4.625% due 06/15/12	8,525,000	8,836,973
Thomson Reuters Corp (Canada) 5.700% due 10/01/14	4,441,000	4,957,395

		38,895,020

Consumer Staples - 3.7%

Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	5,490,000	5,646,070
5.375% due 11/15/14	1,575,000	1,735,178
7.200% due 01/15/14	7,675,000	8,718,194
BAT International Finance PLC (United Kingdom) 8.125% due 11/15/13 ~	3,400,000	3,936,846
General Mills Inc
5.250% due 08/15/13	2,225,000	2,417,503
6.000% due 02/15/12	5,350,000	5,599,727
Kellogg Co 5.125% due 12/03/12	6,300,000	6,719,649
Kraft Foods Inc
2.625% due 05/08/13	5,725,000	5,858,627
6.000% due 02/11/13	1,425,000	1,541,608
Philip Morris International Inc 6.875% due 03/17/14	6,600,000	7,573,975
The Kroger Co 6.750% due 04/15/12	2,275,000	2,411,243
Wal-Mart Stores Inc 3.200% due 05/15/14	7,500,000	7,855,305

		60,013,925

Energy - 1.4%

Apache Corp 6.000% due 09/15/13	5,600,000	6,194,076
BP Capital Markets PLC (United Kingdom) 3.125% due 10/01/15	4,225,000	4,245,973
Enterprise Products Operating LLC
4.600% due 08/01/12	4,675,000	4,864,847
6.375% due 02/01/13	2,622,000	2,834,376
Williams Partners LP
3.800% due 02/15/15	3,400,000	3,519,109
7.500% due 06/15/11	1,450,000	1,468,637

		23,127,018

Financials - 20.8%

Banco Bilbao Vizcaya Argentaria SA 2.450% due 06/22/12	40,000,000	40,571,080
Bank of America Corp 1.723% due 01/30/14 §	3,275,000	3,331,287
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 2.600% due 01/22/13 ~	2,650,000	2,693,563
Capital One Financial Corp 7.375% due 05/23/14	5,075,000	5,824,222
Cie de Financement Foncier (France) 2.125% due 04/22/13 ~	2,700,000	2,722,056
Citigroup Inc
2.125% due 04/30/12	29,700,000	30,267,686
6.375% due 08/12/14	2,800,000	3,094,753
DnB NOR Boligkreditt AS (Norway) 2.100% due 10/14/16 ~	7,200,000	6,967,001
General Electric Capital Corp
2.000% due 09/28/12	7,400,000	7,550,686
2.125% due 12/21/12	32,200,000	32,954,897
2.625% due 12/28/12	26,000,000	26,830,414
General Motors Acceptance Corp 1.750% due 10/30/12	21,600,000	21,956,983
HSBC Finance Corp
0.522% due 08/09/11 §	2,125,000	2,125,791
0.573% due 04/24/12 §	5,175,000	5,169,028
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	5,400,000	5,179,243
Intesa Sanpaolo SPA (Italy) 2.375% due 12/21/12	4,800,000	4,833,168
JPMorgan Chase & Co 1.103% due 01/24/14 §	12,825,000	12,906,567
Landwirtschaftliche Rentenbank (Germany) 1.875% due 09/24/12	4,000,000	4,065,224
Lloyds TSB Bank PLC (United Kingdom) 4.375% due 01/12/15 ~	2,525,000	2,571,415
Mass Mutual Global Funding II 0.809% due 09/27/13 § ~	8,350,000	8,345,641
MetLife Inc 2.375% due 02/06/14	1,550,000	1,551,885
Metropolitan Life Global Funding I
2.500% due 01/11/13 ~	11,075,000	11,263,530
5.125% due 06/10/14 ~	3,725,000	4,036,525
Prudential Financial Inc
2.750% due 01/14/13	6,325,000	6,447,743
5.100% due 09/20/14	1,579,000	1,696,809
Rabobank Nederland NV (Netherlands) 4.200% due 05/13/14 ~	4,325,000	4,578,129
Reinsurance Group of America Inc 6.750% due 12/15/11	3,281,000	3,400,143
Simon Property Group LP 4.200% due 02/01/15	4,975,000	5,231,267
Sparebanken 1 Boligkreditt (Norway) 1.250% due 10/25/13 ~	12,800,000	12,666,650
Stadshypotek AB (Sweden) 1.450% due 09/30/13 ~	5,200,000	5,186,480
Standard Chartered PLC (United Kingdom) 3.850% due 04/27/15 ~	4,325,000	4,425,396
Sun Life Financial Global Funding LP 0.553% due 10/06/13 § ~	4,700,000	4,662,231
The Bear Stearns Cos LLC 5.700% due 11/15/14	9,000,000	9,889,749
The Royal Bank of Scotland PLC (United Kingdom) 3.400% due 08/23/13	4,375,000	4,473,941
US Central Federal Credit Union 1.900% due 10/19/12	7,300,000	7,436,817
Wachovia Corp 5.500% due 05/01/13	7,300,000	7,866,254
WEA Finance LLC 5.400% due 10/01/12 ~	7,000,000	7,405,048
Western Corporate Federal Credit Union 1.750% due 11/02/12	1,700,000	1,727,273

		333,906,575

Health Care - 1.4%

Express Scripts Inc
5.250% due 06/15/12	4,625,000	4,846,399
6.250% due 06/15/14	1,350,000	1,499,565
Novartis Capital Corp 1.900% due 04/24/13	8,175,000	8,311,212
Roche Holdings Inc 5.000% due 03/01/14 ~	3,930,000	4,283,676
St. Jude Medical Inc 3.750% due 07/15/14	2,925,000	3,072,397

		22,013,249

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Industrials - 1.0%

CSX Corp 5.750% due 03/15/13	$3,375,000	$3,636,461
Tyco International Finance SA (Luxembourg) 6.000% due 11/15/13	5,000,000	5,533,595
Waste Management Inc
5.000% due 03/15/14	2,925,000	3,155,195
6.375% due 11/15/12	3,605,000	3,907,063

		16,232,314

Information Technology - 1.0%

Dell Inc 1.400% due 09/10/13	4,925,000	4,902,286
Fiserv Inc 6.125% due 11/20/12	7,294,000	7,829,832
HP Enterprise Services LLC 6.000% due 08/01/13	2,950,000	3,248,911

		15,981,029

Telecommunication Services - 3.3%

Rogers Communications Inc (Canada)
5.500% due 03/15/14	1,175,000	1,289,605
6.250% due 06/15/13	1,250,000	1,377,182
6.375% due 03/01/14	3,250,000	3,644,644
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	7,675,000	8,101,976
Telefonica Emisiones SAU (Spain) 5.855% due 02/04/13	7,150,000	7,620,506
Verizon Wireless Capital LLC 3.750% due 05/20/11	18,050,000	18,126,767
Vodafone Group PLC (United Kingdom) 5.350% due 02/27/12	12,350,000	12,874,825

		53,035,505

Utilities - 2.1%

Duke Energy Corp 6.300% due 02/01/14	6,018,000	6,707,223
Enel Finance International SA (Luxembourg) 5.700% due 01/15/13 ~ Δ	4,825,000	5,107,494
FirstEnergy Corp 6.450% due 11/15/11	120,000	123,585
Georgia Power Co 1.300% due 09/15/13	5,150,000	5,147,888
MidAmerican Energy Holdings Co 5.000% due 02/15/14	7,054,000	7,574,585
Progress Energy Inc 6.050% due 03/15/14	3,448,000	3,812,154
Wisconsin Electric Power Co 6.000% due 04/01/14	5,375,000	6,009,374

		34,482,303

Total Corporate Bonds & Notes
(Cost $589,322,430)		597,686,938

MORTGAGE-BACKED SECURITIES - 18.4%

Collateralized Mortgage Obligation - Commercial - 0.1%

Credit Suisse First Boston Mortgage Securities Corp
6.530% due 06/15/34 "	1,500,436	1,499,038

Collateralized Mortgage Obligations - Residential - 8.9%

Adjustable Rate Mortgage Trust 2.827% due 04/25/35 " §	578,279	550,127
Arkle Master Issuer PLC (United Kingdom) 1.714% due 05/17/60 " § ~	7,300,000	7,323,674
Banc of America Mortgage Securities Inc 2.792% due 05/25/34 " §	321,237	285,836
Bear Stearns Adjustable Rate Mortgage Trust
2.496% due 04/25/34 " §	593,024	565,033
3.607% due 11/25/34 " §	1,820,818	1,833,730
Bear Stearns Alt-A Trust
0.600% due 01/25/35 " §	2,711,027	2,306,727
0.890% due 04/25/34 " §	778,441	684,434
Chase Mortgage Finance Corp
2.875% due 02/25/37 " §	2,101,044	2,131,398
2.903% due 02/25/37 " §	853,491	798,430
2.905% due 02/25/37 " §	3,486,521	3,218,826
2.928% due 02/25/37 " §	2,143,960	2,144,425
2.957% due 02/25/37 " §	4,763,642	4,808,282
Countrywide Home Loan Mortgage Pass-Through Trust
2.829% due 02/19/34 " §	2,354,154	2,202,526
3.079% due 11/20/34 " §	781,835	675,269
3.321% due 08/25/33 " §	31,894	28,925
Fannie Mae 5.000% due 08/25/19 "	15,516,729	16,573,642
FDIC Structured Sale Guaranteed Notes 0.796% due 02/25/48 " § ~	2,942,480	2,948,802
First Horizon Asset Securities Inc 2.769% due 12/25/34 " §	260,911	250,054
Freddie Mac 7.000% due 09/15/30 "	1,719,902	1,912,049
Granite Mortgages PLC (United Kingdom) 0.449% due 09/20/44 " §	498,073	477,777
Harborview Mortgage Loan Trust 0.594% due 06/20/35 " §	1,215,662	1,024,192
JPMorgan Mortgage Trust
2.967% due 07/25/35 " §	2,575,919	2,497,779
2.980% due 07/25/35 " §	802,472	795,451
3.006% due 07/25/35 " §	2,718,912	2,679,964
MASTR Adjustable Rate Mortgages Trust 1.785% due 09/25/34 " §	869,720	688,272
Merrill Lynch Mortgage Investors Inc
2.653% due 07/25/33 " §	91,746	92,555
2.669% due 12/25/35 " §	5,582,000	4,099,806
NCUA Guaranteed Notes
0.610% due 11/06/17 " §	7,079,171	7,081,366
0.620% due 03/06/20 " §	7,400,000	7,400,000
0.659% due 02/06/20 " §	5,733,542	5,733,542
0.672% due 03/11/20 " §	6,700,000	6,700,000
0.690% due 01/08/20 " §	4,223,749	4,229,029
0.690% due 10/07/20 " §	4,002,259	4,007,262
1.840% due 10/07/20 "	1,235,622	1,240,639
Sequoia Mortgage Trust 0.783% due 11/20/34 " §	922,349	864,633
Silverstone Master Issuer PLC (United Kingdom) 1.703% due 01/21/55 " § ~	7,600,000	7,615,332
Structured Adjustable Rate Mortgage Loan Trust
0.590% due 08/25/35 " §	482,456	399,839
2.553% due 09/25/34 " §	489,439	440,473
2.574% due 06/25/34 " §	4,011,395	3,803,715
2.588% due 05/25/34 " §	1,142,463	1,095,141
2.687% due 02/25/34 " §	65,024	58,248
2.702% due 03/25/34 " §	158,566	143,967
2.713% due 11/25/34 " §	2,266,104	1,990,466
2.741% due 05/25/34 " §	376,457	352,490
Structured Asset Securities Corp 2.561% due 07/25/33 " §	600,816	546,335
Washington Mutual Mortgage Pass-Through Certificates
0.540% due 07/25/45 " §	4,241,298	3,532,942
0.570% due 08/25/45 " §	2,777,317	2,389,989
1.152% due 11/25/46 " §	10,822,880	7,696,556

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
2.687% due 06/25/34 " §	$1,157,912	$1,165,774
2.769% due 09/25/35 " §	9,000,000	7,464,771
Washington Mutual MSC Mortgage Pass-Through Certificates 7.000% due 03/25/34 "	1,150,753	1,201,000
Wells Fargo Mortgage-Backed Securities Trust 2.865% due 10/25/35 " §	2,558,486	2,560,946

		143,312,440

Fannie Mae - 6.9%

2.107% due 01/01/35 " §	23,888,327	24,889,529
2.268% due 05/01/35 " §	1,001,435	1,038,256
2.302% due 05/01/35 " §	4,531,088	4,674,786
2.347% due 03/01/35 " §	1,224,433	1,271,240
2.350% due 12/01/33 " §	2,734,023	2,869,369
2.385% due 02/01/33 " §	383,530	400,826
2.403% due 12/01/33 " §	2,272,320	2,382,015
2.442% due 04/01/34 " §	2,831,468	2,943,281
2.455% due 04/01/33 " §	504,826	526,968
2.458% due 01/01/35 " §	1,892,399	1,988,800
2.465% due 02/01/33 - 02/01/34 " §	9,785,287	10,247,499
2.500% due 02/01/34 " §	1,927,273	2,013,067
2.547% due 04/01/35 " §	1,967,810	2,063,973
2.581% due 11/01/35 " §	2,011,904	2,115,984
2.597% due 06/01/35 " §	1,959,035	2,050,403
2.599% due 08/01/35 " §	5,592,904	5,878,413
2.608% due 07/01/35 " §	6,554,989	6,891,388
2.625% due 05/01/33 " §	57,273	57,460
2.675% due 05/01/33 " §	2,270,062	2,372,001
2.733% due 10/01/34 " §	1,396,151	1,478,523
2.749% due 06/01/33 " §	2,256,233	2,361,972
2.793% due 07/01/35 " §	5,072,970	5,339,441
3.032% due 08/01/33 " §	3,959,396	4,158,005
4.000% due 02/01/40 "	59,871	58,893
4.957% due 06/01/35 " §	2,435,476	2,570,299
5.500% due 01/01/18 - 08/01/19 "	8,364,004	9,103,540
6.000% due 01/01/18 "	4,856,635	5,301,638
6.500% due 05/01/33 "	3,245,270	3,671,659
7.000% due 05/01/33 - 06/01/33 "	1,060,429	1,213,372

		111,932,600

Freddie Mac - 1.5%

2.536% due 09/01/35 " §	4,835,562	5,078,733
2.620% due 08/01/35 " §	4,225,793	4,455,124
2.644% due 03/01/35 " §	1,548,268	1,623,755
2.701% due 03/01/35 " §	1,216,430	1,280,077
4.347% due 02/01/35 " §	1,332,917	1,396,527
5.500% due 03/01/18 - 01/01/20 "	1,790,594	1,948,553
6.000% due 04/01/33 "	7,059,375	7,761,874

		23,544,643

Government National Mortgage Association - 1.0%

1.875% due 01/20/35 " §	3,887,764	4,001,071
2.500% due 09/20/34 " §	2,060,902	2,127,320
5.500% due 07/15/20 "	1,792,572	1,946,884
6.000% due 01/15/22 "	7,096,708	7,686,800

		15,762,075

Total Mortgage-Backed Securities
(Cost $298,120,890)		296,050,796

ASSET-BACKED SECURITIES - 8.5%

Bank of America Auto Trust
1.670% due 12/15/13 " ~ Δ	12,777,463	12,862,316
2.130% due 09/15/13 " ~ Δ	9,161,318	9,230,746
College Loan Corp Trust
0.403% due 07/25/24 " §	10,000,000	9,928,425
0.463% due 04/25/21 " §	7,139,885	7,134,758
Collegiate Funding Services Education Loan Trust I 0.399% due 12/28/21 " §	4,626,430	4,563,804
Countrywide Home Equity Loan Trust
0.475% due 12/15/29 " §	382,944	255,762
0.475% due 04/15/30 " §	658,768	512,492
0.515% due 10/15/28 " §	369,535	356,479
0.515% due 06/15/29 " §	363,992	323,274
Ford Credit Auto Owner Trust 1.510% due 01/15/14 "	12,000,000	12,082,733
GMAC Mortgage Corp Loan Trust 7.000% due 09/25/37 "	1,956,358	1,363,221
Knowledgeworks Foundation 1.262% due 02/25/42 " §	2,111,879	2,080,370
NCUA Guaranteed Notes 0.586% due 12/07/20 " §	3,596,031	3,599,806
Nelnet Education Loan Funding Inc 0.412% due 11/25/15 " §	1,357,777	1,357,072
Nelnet Student Loan Trust 1.083% due 07/27/48 " § ~	2,647,338	2,647,156
NorthStar Education Finance Inc
0.424% due 04/28/16 " §	5,184,407	5,028,253
0.474% due 04/28/17 " §	4,360,000	4,354,027
SLM Student Loan Trust
0.303% due 07/25/17 " §	7,122,410	7,071,944
0.333% due 07/25/18 " §	20,500,000	20,433,844
Suntrust Student Loan Trust 0.404% due 07/28/20 " § ~	6,175,829	6,154,867
Wachovia Student Loan Trust 0.413% due 07/27/20 " §	5,000,000	4,968,674
World Financial Network Credit Card Master Trust
0.385% due 02/15/17 " § ~	15,000,000	14,756,724
3.790% due 05/15/16 "	5,800,000	5,989,248

Total Asset-Backed Securities
(Cost $137,655,366)		137,055,995

U.S. GOVERNMENT AGENCY ISSUES - 3.2%

Fannie Mae 2.050% due 04/26/13	23,000,000	23,025,599
Federal Home Loan Bank 0.273% due 10/13/11 §	21,500,000	21,509,030
Freddie Mac 4.500% due 01/15/13	5,900,000	6,291,341

Total U.S. Government Agency Issues
(Cost $50,786,715)		50,825,970

U.S. TREASURY OBLIGATIONS - 29.3%

U.S. Treasury Bonds - 0.1%

4.750% due 02/15/41	2,000,000	2,077,812

U.S. Treasury Inflation Protected Securities - 0.6%

2.375% due 04/15/11 ∧	9,873,126	9,907,840

U.S. Treasury Notes - 28.6%

0.375% due 10/31/12	24,500,000	24,408,125
0.625% due 06/30/12	190,100,000	190,538,561
0.625% due 07/31/12	38,800,000	38,879,035
0.625% due 01/31/13	2,000,000	1,995,470
0.750% due 03/31/13	4,100,000	4,094,572
1.000% due 03/31/12 ‡	27,800,000	27,986,733

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
1.000% due 04/30/12	$65,200,000	$65,658,812
1.250% due 03/15/14	45,000,000	44,950,770
1.500% due 12/31/13	5,500,000	5,547,696
2.125% due 02/29/16	5,100,000	5,076,892
2.250% due 03/31/16	42,750,000	42,743,416
3.625% due 02/15/21	8,000,000	8,103,752

		459,983,834

Total U.S. Treasury Obligations
(Cost $471,885,487)		471,969,486

SHORT-TERM INVESTMENTS - 2.9%

Repurchase Agreements - 2.9%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $178,484; collateralized by Federal Home Loan Bank: 0.800% due 11/18/13 and value $183,150)	178,484	178,484
Merrill Lynch 0.150% due 04/01/11 (Dated 03/31/11, repurchase price of $46,200,193; collateralized by Fannie Mae: 5.000% due 04//01/41 and value $3,340,950; and Freddie Mac: 5.500% due 06/01/38 and value $45,632,940)	46,200,000	46,200,000

		46,378,484

Total Short-Term Investments
(Cost $46,378,484)		46,378,484

TOTAL INVESTMENTS - 99.4%
(Cost $1,594,149,372)		1,599,967,669

OTHER ASSETS & LIABILITIES, NET - 0.6%		8,993,616

NET ASSETS - 100.0%		$1,608,961,285

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2011, 1.7% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(c)	As of March 31, 2011, investments with a total aggregate value of $1,912,762 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of March 31, 2011 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
U.S. Treasury 30-Year Bonds (06/11)	175	$17,500,000	$267,683
U.S. Treasury 2-Year Notes (06/11)	2,744	548,800,000	540,588

			808,271

Short Futures Outstanding
U.S. Treasury 5-Year Notes (06/11)	319	31,900,000	(82,313)
U.S. Treasury 10-Year Notes (06/11)	159	15,900,000	(36,634)
U.S. Treasury 30-Year Bonds (06/11)	372	37,200,000	(102,472)

			(221,419)

Total Futures Contracts			$586,852

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$597,686,938	$-	$597,686,938	$-
	Mortgage-Backed Securities	296,050,796	-	279,492,500	16,558,296
	Asset-Backed Securities	137,055,995	-	133,456,189	3,599,806
	U.S. Government Agency Issues	50,825,970	-	50,825,970	-
	U.S. Treasury Obligations	471,969,486	-	471,969,486	-
	Short-Term Investments	46,378,484	-	46,378,484	-
	Derivatives:
	Interest Rate Contracts
	Futures	808,271	808,271	-	-

	Total Assets	1,600,775,940	808,271	1,579,809,567	20,158,102

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(221,419)	(221,419)	-	-

	Total Liabilities	(221,419)	(221,419)	-	-

	Total	$1,600,554,521	$586,852	$1,579,809,567	$20,158,102

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in the Supplemental Notes to Schedules of Investments) for the period ended March 31, 2011:

	Mortgage-Backed	Asset-Backed
	Securities	Securities	Total
Value, Beginning of Period	$-	$-	$-
Purchases	4,300,000	-	4,300,000
Sales	(76,250)	-	(76,250)
Accrued Discounts (Premiums)	-	-
Total Net Realized Gains (Losses)	-	-	-
Total Change in Net Unrealized Appreciation (Depreciation)	5,280	-	5,280
Transfers In	12,329,266	3,599,806	15,929,072
Transfers Out	-	-	-

Value, End of Period	$16,558,296	$3,599,806	$20,158,102

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$5,280	$-	$5,280

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	17,788,031	$1,040,421,950

TOTAL INVESTMENTS - 100.0%
(Cost $985,817,109)		1,040,421,950

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(492,469)

NET ASSETS - 100.0%		$1,039,929,481

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	39,694,275	$1,425,818,372

TOTAL INVESTMENTS - 100.0%
(Cost $1,549,085,090)		1,425,818,372

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(674,092)

NET ASSETS - 100.0%		$1,425,144,280

Notes to Schedule of Investments

(a)	The American Funds Growth-Income Portfolio’s investment is an affiliated mutual fund (See Note 6 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
American Funds Growth Portfolio
Assets	Mutual Fund	$1,040,421,950	$1,040,421,950	$-	$-

American Funds Growth-Income Portfolio
Assets	Affiliated Mutual Fund	$1,425,818,372	$1,425,818,372	$-	$-

American Funds Growth and American Funds Growth-Income Portfolios (each a ”Feeder Portfolio”, collectively ”the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a ”Master Fund”, collectively ”the Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 16.0%

Comcast Corp ‘A’	3,439,648	$85,028,099
DIRECTV ‘A’ *	280,831	13,142,891
General Motors Co *	530,891	16,473,548
Lowe’s Cos Inc	858,400	22,687,512
Macy’s Inc	300,840	7,298,378
News Corp ‘B’	1,830,163	34,077,635
Staples Inc	790,684	15,355,083
Target Corp	286,717	14,338,717
The Home Depot Inc	379,454	14,062,565
Time Warner Cable Inc	548,263	39,113,082
Time Warner Inc	793,502	28,328,021
Viacom Inc ‘B’	1,564,797	72,794,357

		362,699,888

Consumer Staples - 8.3%

Avon Products Inc	365,998	9,896,586
CVS Caremark Corp	987,501	33,891,034
Kraft Foods Inc ‘A’	1,397,479	43,824,941
PepsiCo Inc	139,033	8,955,116
The Coca-Cola Co	314,742	20,883,132
The Procter & Gamble Co	119,197	7,342,535
Unilever NV ‘NY’ (Netherlands)	1,260,768	39,537,684
Wal-Mart Stores Inc	448,477	23,343,228

		187,674,256

Energy - 11.7%

BP PLC ADR (United Kingdom)	562,362	24,822,659
Chevron Corp	516,400	55,476,852
ConocoPhillips	143,924	11,493,770
Halliburton Co	1,309,530	65,266,975
Noble Corp (Switzerland)	314,340	14,340,191
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	592,801	43,191,481
Total SA ADR (France)	293,892	17,918,595
Weatherford International Ltd * (Switzerland)	1,441,165	32,570,329

		265,080,852

Financials - 20.9%

Aflac Inc	175,975	9,287,960
Bank of America Corp	3,138,267	41,833,099
Citigroup Inc *	7,462,206	32,982,951
JPMorgan Chase & Co	1,540,720	71,027,192
MetLife Inc	723,100	32,344,263
Morgan Stanley	983,696	26,874,575
State Street Corp	238,680	10,726,279
The Allstate Corp	142,856	4,539,964
The Bank of New York Mellon Corp	1,520,370	45,413,452
The Chubb Corp	714,022	43,776,689
The Goldman Sachs Group Inc	163,425	25,897,960
The PNC Financial Services Group Inc	503,749	31,731,149
The Travelers Cos Inc	457,304	27,200,442
Torchmark Corp	343,200	22,815,936
U.S. Bancorp	620,500	16,399,815
Wells Fargo & Co	992,932	31,475,944

		474,327,670

Health Care - 12.1%

Abbott Laboratories	240,622	11,802,509
Bristol-Myers Squibb Co	1,706,487	45,102,451
Cardinal Health Inc	668,428	27,492,444
GlaxoSmithKline PLC ADR (United Kingdom)	533,013	20,473,029
Merck & Co Inc	1,111,559	36,692,563
Pfizer Inc	2,818,054	57,234,677
Roche Holding AG ADR (Switzerland)	421,750	15,161,912
UnitedHealth Group Inc	950,978	42,984,206
WellPoint Inc	262,400	18,312,896

		275,256,687

Industrials - 6.6%

Emerson Electric Co	314,900	18,399,607
General Electric Co	1,709,502	34,275,515
Honeywell International Inc	499,117	29,802,276
Ingersoll-Rand PLC (Ireland)	785,520	37,948,471
Textron Inc	608,856	16,676,566
Tyco International Ltd (Switzerland)	277,116	12,406,484

		149,508,919

Information Technology - 11.4%

Accenture PLC ‘A’ (Ireland)	171,641	9,435,106
Cisco Systems Inc	992,780	17,026,177
Dell Inc *	1,921,373	27,879,122
eBay Inc *	1,344,428	41,731,045
Hewlett-Packard Co	1,213,612	49,721,684
Intel Corp	638,227	12,873,038
KLA-Tencor Corp	279,852	13,256,589
Microsoft Corp	1,768,963	44,860,902
The Western Union Co	309,130	6,420,630
Yahoo! Inc *	2,208,218	36,766,830

		259,971,123

Materials - 4.8%

Alcoa Inc	2,125,002	37,506,286
International Paper Co	2,352,140	70,987,585

		108,493,871

Telecommunication Services - 4.0%

AT&T Inc	966,282	29,568,229
Verizon Communications Inc	991,799	38,223,934
Vodafone Group PLC ADR (United Kingdom)	771,700	22,186,375

		89,978,538

Utilities - 2.2%

American Electric Power Co Inc	272,400	9,572,136
FirstEnergy Corp	443,948	16,466,032
PPL Corp	709,211	17,943,038
Sempra Energy	132,100	7,067,350

		51,048,556

Total Common Stocks
(Cost $1,789,287,763)		2,224,040,360

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $39,579,713; collateralized by Federal Home Loan Bank: 0.800% due 11/18/13 and value $40,372,200)	$39,579,702	$39,579,702

Total Short-Term Investment
(Cost $39,579,702)		39,579,702

TOTAL INVESTMENTS - 99.7%
(Cost $1,828,867,465)		2,263,620,062

OTHER ASSETS & LIABILITIES, NET - 0.3%		7,859,124

NET ASSETS - 100.0%		$2,271,479,186

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,224,040,360	$2,224,040,360	$-	$-
	Short-Term Investment	39,579,702	-	39,579,702	-

	Total	$2,263,620,062	$2,224,040,360	$39,579,702	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Consumer Discretionary - 0.1%

General Motors Co 4.750%	34,900	$1,682,180

Total Convertible Preferred Stocks
(Cost $1,745,000)		1,682,180

COMMON STOCKS - 98.2%

Consumer Discretionary - 13.8%

Carnival Corp (Panama)	218,800	8,393,168
Family Dollar Stores Inc	98,900	5,075,548
General Motors Co *	119,100	3,695,673
Johnson Controls Inc	234,200	9,735,694
Kohl’s Corp	68,000	3,606,720
Marriott International Inc ‘A’	234,400	8,339,952
Mattel Inc	272,600	6,795,918
McDonald’s Corp	148,800	11,322,192
Nike Inc ‘B’	31,800	2,407,260
Omnicom Group Inc	281,800	13,825,108
Ross Stores Inc	174,400	12,403,328
Stanley Black & Decker Inc	83,500	6,396,100
Target Corp	150,900	7,546,509
The Home Depot Inc	307,100	11,381,126
The McGraw-Hill Cos Inc	268,800	10,590,720
Time Warner Cable Inc	206,600	14,738,844
Time Warner Inc	502,800	17,949,960

		154,203,820

Consumer Staples - 9.5%

Colgate-Palmolive Co	71,400	5,766,264
Costco Wholesale Corp	75,200	5,513,664
General Mills Inc	212,800	7,777,840
Kellogg Co	121,600	6,563,968
Kimberly-Clark Corp	77,000	5,025,790
McCormick & Co Inc	98,100	4,692,123
PepsiCo Inc	298,600	19,232,826
Pernod-Ricard SA (France)	118,600	11,073,649
Philip Morris International Inc	156,900	10,297,347
Sysco Corp	296,300	8,207,510
The Coca-Cola Co	95,500	6,336,425
Wal-Mart Stores Inc	174,000	9,056,700
Walgreen Co	168,700	6,771,618

		106,315,724

Energy - 11.8%

Baker Hughes Inc	167,700	12,314,211
Chevron Corp	189,500	20,357,985
Diamond Offshore Drilling Inc	60,500	4,700,850
El Paso Corp	560,200	10,083,600
EQT Corp	105,100	5,244,490
Exxon Mobil Corp	264,400	22,243,972
Occidental Petroleum Corp	109,900	11,483,451
Peabody Energy Corp	135,100	9,721,796
Schlumberger Ltd (Netherlands)	213,100	19,873,706
Spectra Energy Corp	305,900	8,314,362
Total SA ADR (France)	112,700	6,871,319

		131,209,742

Financials - 15.0%

American Express Co	240,100	10,852,520
Aon Corp	280,800	14,871,168
JPMorgan Chase & Co	388,900	17,928,290
MetLife Inc	129,600	5,797,008
Morgan Stanley	101,400	2,770,248
NYSE Euronext	186,000	6,541,620
Principal Financial Group Inc	150,100	4,819,711
ProLogis REIT	267,600	4,276,248
State Street Corp	200,300	9,001,482
The Bank of New York Mellon Corp	162,300	4,847,901
The Charles Schwab Corp	416,700	7,513,101
The Chubb Corp	141,500	8,675,365
The Goldman Sachs Group Inc	36,400	5,768,308
The PNC Financial Services Group Inc	142,700	8,988,673
U.S. Bancorp	694,300	18,350,349
Waddell & Reed Financial Inc ‘A’	235,200	9,551,472
Wells Fargo & Co	628,700	19,929,790
Willis Group Holdings PLC (Ireland)	164,800	6,651,328

		167,134,582

Health Care - 11.3%

Abbott Laboratories	74,500	3,654,225
AmerisourceBergen Corp	115,000	4,549,400
Baxter International Inc	101,200	5,441,524
C.R. Bard Inc	95,500	9,484,105
CIGNA Corp *	120,600	5,340,168
Covidien PLC (Ireland)	188,800	9,806,272
DENTSPLY International Inc	394,100	14,577,759
Johnson & Johnson	103,700	6,144,225
McKesson Corp	212,700	16,813,935
Medtronic Inc	96,400	3,793,340
Merck & Co Inc	230,500	7,608,805
Novartis AG (Switzerland)	64,800	3,508,981
Pfizer Inc	1,260,200	25,594,662
Stryker Corp	153,800	9,351,040

		125,668,441

Industrials - 14.0%

C.H. Robinson Worldwide Inc	47,800	3,543,414
Cooper Industries PLC (Ireland)	184,400	11,967,560
Danaher Corp	354,700	18,408,930
Deere & Co	67,500	6,540,075
Expeditors International of Washington Inc	96,900	4,858,566
Fastenal Co	160,400	10,398,732
Fluor Corp	127,700	9,406,382
Illinois Tool Works Inc	100,900	5,420,348
Lockheed Martin Corp	93,500	7,517,400
Norfolk Southern Corp	111,600	7,730,532
Republic Services Inc	364,600	10,952,584
Robert Half International Inc	187,800	5,746,680
Rockwell Collins Inc	165,800	10,748,814
Roper Industries Inc	217,900	18,839,634
United Parcel Service Inc ‘B’	159,700	11,868,904
United Technologies Corp	143,500	12,147,275

		156,095,830

Information Technology - 12.2%

Accenture PLC ‘A’ (Ireland)	354,700	19,497,859
Analog Devices Inc	145,900	5,745,542
Applied Materials Inc	521,600	8,147,392
Automatic Data Processing Inc	232,900	11,950,099
Cisco Systems Inc	249,100	4,272,065
Hewlett-Packard Co	135,400	5,547,338
International Business Machines Corp	72,900	11,887,803
Linear Technology Corp	84,200	2,831,646
Microchip Technology Inc	152,600	5,800,326
Microsoft Corp	444,500	11,272,520
QUALCOMM Inc	130,800	7,171,764
Texas Instruments Inc	403,700	13,951,872
The Western Union Co	533,400	11,078,718
Visa Inc ‘A’	134,600	9,909,252
Xilinx Inc	217,000	7,117,600

		136,181,796

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Materials - 5.3%

Air Products & Chemicals Inc	82,400	$7,430,832
Nucor Corp	136,100	6,263,322
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	112,800	6,647,304
Praxair Inc	173,500	17,627,600
Sigma-Aldrich Corp	169,600	10,793,344
The Sherwin-Williams Co	73,500	6,173,265
Vulcan Materials Co	85,700	3,907,920

		58,843,587

Telecommunication Services - 3.2%

AT&T Inc	330,800	10,122,480
Crown Castle International Corp *	306,700	13,050,085
Telefonica SA (Spain)	96,600	2,423,179
Vodafone Group PLC ADR (United Kingdom)	355,000	10,206,250

		35,801,994

Utilities - 2.1%

Entergy Corp	169,400	11,385,374
Exelon Corp	139,200	5,740,608
Sempra Energy	120,600	6,452,100

		23,578,082

Total Common Stocks
(Cost $967,407,181)		1,095,033,598

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $17,076,843; collateralized by Federal Home Loan Bank: 0.800% due 11/18/13 and value $14,929,200; and U.S. Treasury Notes: 0.750% due 05/31/12 and value $2,490,469)	$17,076,839	17,076,839

Total Short-Term Investment
(Cost $17,076,839)		17,076,839

TOTAL INVESTMENTS - 99.8%
(Cost $986,229,020)		1,113,792,617

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,693,028

NET ASSETS - 100.0%		$1,115,485,645

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$1,682,180	$1,682,180	$-	$-
	Common Stocks
	Consumer Discretionary	154,203,820	154,203,820	-	-
	Consumer Staples	106,315,724	95,242,075	11,073,649	-
	Energy	131,209,742	131,209,742	-	-
	Financials	167,134,582	167,134,582	-	-
	Health Care	125,668,441	122,159,460	3,508,981	-
	Industrials	156,095,830	156,095,830	-	-
	Information Technology	136,181,796	136,181,796	-	-
	Materials	58,843,587	58,843,587	-	-
	Telecommunication Services	35,801,994	33,378,815	2,423,179	-
	Utilities	23,578,082	23,578,082	-	-

		1,095,033,598	1,078,027,789	17,005,809	-
	Short-Term Investment	17,076,839	-	17,076,839	-

	Total	$1,113,792,617	$1,079,709,969	$34,082,648	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Consumer Discretionary - 10.4%

Abercrombie & Fitch Co ‘A’	19,646	$1,153,220
Amazon.com Inc *	80,078	14,424,450
Apollo Group Inc ‘A’ *	27,717	1,156,076
AutoNation Inc *	14,464	511,592
AutoZone Inc *	6,012	1,644,643
Bed Bath & Beyond Inc *	57,295	2,765,630
Best Buy Co Inc	73,599	2,113,763
Big Lots Inc *	16,941	735,748
Cablevision Systems Corp ‘A’	52,327	1,811,037
CarMax Inc *	50,631	1,625,255
Carnival Corp (Panama)	96,979	3,720,114
CBS Corp ‘B’	151,209	3,786,273
Coach Inc	66,515	3,461,441
Comcast Corp ‘A’	624,109	15,427,974
D.R. Horton Inc	63,595	740,882
Darden Restaurants Inc	31,140	1,529,908
DeVry Inc	13,887	764,757
DIRECTV ‘A’ *	178,390	8,348,652
Discovery Communications Inc ‘A’ *	63,333	2,526,987
Expedia Inc	45,057	1,020,992
Family Dollar Stores Inc	28,290	1,451,843
Ford Motor Co *	850,177	12,676,139
Fortune Brands Inc	34,366	2,126,912
GameStop Corp ‘A’ *	33,920	763,878
Gannett Co Inc	54,143	824,598
Genuine Parts Co	35,484	1,903,362
H&R Block Inc	68,730	1,150,540
Harley-Davidson Inc	53,049	2,254,052
Harman International Industries Inc	15,732	736,572
Hasbro Inc	30,636	1,434,990
International Game Technology	67,338	1,092,896
J.C. Penney Co Inc	53,256	1,912,423
Johnson Controls Inc	152,236	6,328,450
Kohl’s Corp	65,843	3,492,313
Leggett & Platt Inc	32,911	806,319
Lennar Corp ‘A’	35,902	650,544
Limited Brands Inc	59,576	1,958,859
Lowe’s Cos Inc	310,236	8,199,537
Macy’s Inc	95,069	2,306,374
Marriott International Inc ‘A’	64,925	2,310,031
Mattel Inc	78,448	1,955,709
McDonald’s Corp	234,512	17,844,018
Netflix Inc *	9,867	2,341,735
Newell Rubbermaid Inc	65,234	1,247,926
News Corp ‘A’	513,397	9,015,251
Nike Inc ‘B’	86,078	6,516,105
Nordstrom Inc	37,890	1,700,503
O’Reilly Automotive Inc *	31,451	1,807,174
Omnicom Group Inc	63,964	3,138,074
Polo Ralph Lauren Corp	14,561	1,800,468
priceline.com Inc *	11,055	5,598,694
PulteGroup Inc *	76,250	564,250
RadioShack Corp	23,881	358,454
Ross Stores Inc	26,793	1,905,518
Scripps Networks Interactive Inc ‘A’	20,330	1,018,330
Sears Holdings Corp *	9,801	810,053
Stanley Black & Decker Inc	37,580	2,878,628
Staples Inc	161,804	3,142,234
Starbucks Corp	167,666	6,195,259
Starwood Hotels & Resorts Worldwide Inc	43,021	2,500,380
Target Corp	159,183	7,960,742
The Gap Inc	98,127	2,223,558
The Goodyear Tire & Rubber Co *	55,044	824,559
The Home Depot Inc	368,331	13,650,347
The Interpublic Group of Cos Inc	109,875	1,381,129
The McGraw-Hill Cos Inc	68,979	2,717,773
The TJX Cos Inc	88,920	4,421,992
The Walt Disney Co	426,822	18,391,760
The Washington Post Co ‘B’	1,196	523,322
Tiffany & Co	28,455	1,748,275
Time Warner Cable Inc	77,206	5,507,876
Time Warner Inc	245,674	8,770,562
Urban Outfitters Inc *	28,821	859,730
VF Corp	19,439	1,915,325
Viacom Inc ‘B’	134,216	6,243,728
Whirlpool Corp	17,097	1,459,400
Wyndham Worldwide Corp	38,970	1,239,636
Wynn Resorts Ltd	17,030	2,167,067
Yum! Brands Inc	105,099	5,399,987

		283,395,557

Consumer Staples - 10.1%

Altria Group Inc	470,181	12,238,811
Archer-Daniels-Midland Co	143,293	5,159,981
Avon Products Inc	96,473	2,608,630
Brown-Forman Corp ‘B’	23,198	1,584,423
Campbell Soup Co	41,083	1,360,258
Coca-Cola Enterprises Inc	74,284	2,027,953
Colgate-Palmolive Co	110,999	8,964,279
ConAgra Foods Inc	98,017	2,327,904
Constellation Brands Inc ‘A’ *	39,652	804,143
Costco Wholesale Corp	98,110	7,193,425
CVS Caremark Corp	307,502	10,553,469
Dean Foods Co *	41,574	415,740
Dr Pepper Snapple Group Inc	50,392	1,872,567
General Mills Inc	142,955	5,225,005
H.J. Heinz Co	72,229	3,526,220
Hormel Foods Corp	31,283	870,919
Kellogg Co	56,656	3,058,291
Kimberly-Clark Corp	90,916	5,934,087
Kraft Foods Inc ‘A’	393,077	12,326,895
Lorillard Inc	32,739	3,110,532
McCormick & Co Inc	29,908	1,430,500
Mead Johnson Nutrition Co	45,993	2,664,374
Molson Coors Brewing Co ‘B’	35,604	1,669,472
PepsiCo Inc	356,572	22,966,802
Philip Morris International Inc	403,943	26,510,779
Reynolds American Inc	76,000	2,700,280
Safeway Inc	82,843	1,950,124
Sara Lee Corp	140,015	2,474,065
SUPERVALU Inc	47,925	427,970
Sysco Corp	131,037	3,629,725
The Clorox Co	30,958	2,169,227
The Coca-Cola Co	515,687	34,215,832
The Estee Lauder Cos Inc ‘A’	25,613	2,468,069
The Hershey Co	34,840	1,893,554
The J.M. Smucker Co	26,773	1,911,324
The Kroger Co	143,015	3,428,070
The Procter & Gamble Co	629,486	38,776,338
Tyson Foods Inc ‘A’	66,865	1,283,139
Wal-Mart Stores Inc	440,314	22,918,344
Walgreen Co	207,364	8,323,591
Whole Foods Market Inc	33,112	2,182,081

		277,157,192

Energy - 13.2%

Anadarko Petroleum Corp	111,536	9,137,029
Apache Corp	86,025	11,262,393
Baker Hughes Inc	97,601	7,166,841
Cabot Oil & Gas Corp	23,447	1,241,988
Cameron International Corp *	55,011	3,141,128
Chesapeake Energy Corp	147,805	4,954,424
Chevron Corp	451,200	48,472,416
ConocoPhillips	321,344	25,662,532
CONSOL Energy Inc	50,957	2,732,824
Denbury Resources Inc *	90,126	2,199,074

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Devon Energy Corp	95,992	$8,809,186
Diamond Offshore Drilling Inc	15,609	1,212,819
El Paso Corp	158,361	2,850,498
EOG Resources Inc	60,256	7,140,939
EQT Corp	33,562	1,674,744
Exxon Mobil Corp	1,114,486	93,761,707
FMC Technologies Inc *	27,008	2,551,716
Halliburton Co	205,280	10,231,155
Helmerich & Payne Inc	23,845	1,637,913
Hess Corp	67,556	5,756,447
Marathon Oil Corp	159,639	8,510,355
Massey Energy Co	22,971	1,570,298
Murphy Oil Corp	43,288	3,178,205
Nabors Industries Ltd * (Bermuda)	64,267	1,952,431
National Oilwell Varco Inc	94,637	7,501,875
Newfield Exploration Co *	30,153	2,291,930
Noble Corp (Switzerland)	56,746	2,588,752
Noble Energy Inc	39,430	3,810,909
Occidental Petroleum Corp	182,691	19,089,383
Peabody Energy Corp	60,718	4,369,267
Pioneer Natural Resources Co	26,094	2,659,500
QEP Resources Inc	39,519	1,602,100
Range Resources Corp	36,055	2,107,775
Rowan Cos Inc *	28,322	1,251,266
Schlumberger Ltd (Netherlands)	305,911	28,529,260
Southwestern Energy Co *	78,041	3,353,422
Spectra Energy Corp	145,970	3,967,465
Sunoco Inc	27,249	1,242,282
Tesoro Corp *	32,443	870,446
The Williams Cos Inc	131,682	4,105,845
Valero Energy Corp	127,504	3,802,169

		359,952,708

Financials - 15.7%

ACE Ltd (Switzerland)	75,447	4,881,421
Aflac Inc	105,720	5,579,902
American Express Co	235,159	10,629,187
American International Group Inc *	32,091	1,127,678
Ameriprise Financial Inc	55,437	3,386,092
Aon Corp	74,863	3,964,744
Apartment Investment & Management Co ‘A’ REIT	26,448	673,631
Assurant Inc	22,523	867,361
AvalonBay Communities Inc REIT	19,234	2,309,619
Bank of America Corp	2,274,764	30,322,604
BB&T Corp	156,214	4,288,074
Berkshire Hathaway Inc ‘B’ *	389,035	32,534,997
Boston Properties Inc REIT	32,055	3,040,417
Capital One Financial Corp	102,886	5,345,957
CB Richard Ellis Group Inc ‘A’ *	65,441	1,747,275
Cincinnati Financial Corp	36,550	1,198,840
Citigroup Inc *	6,530,440	28,864,545
CME Group Inc ‘A’	15,056	4,540,137
Comerica Inc	39,713	1,458,261
Discover Financial Services	122,424	2,952,867
E*TRADE Financial Corp *	49,726	777,217
Equity Residential REIT	66,073	3,727,178
Federated Investors Inc ‘B’	20,757	555,250
Fifth Third Bancorp	206,434	2,865,304
First Horizon National Corp *	58,360	654,216
Franklin Resources Inc	32,605	4,078,233
Genworth Financial Inc ‘A’ *	110,112	1,482,107
HCP Inc REIT	90,126	3,419,380
Health Care REIT Inc	39,586	2,075,890
Host Hotels & Resorts Inc REIT	152,928	2,693,062
Hudson City Bancorp Inc	118,266	1,144,815
Huntington Bancshares Inc	194,014	1,288,253
IntercontinentalExchange Inc *	16,476	2,035,445
Invesco Ltd (Bermuda)	103,459	2,644,412
Janus Capital Group Inc	41,572	518,403
JPMorgan Chase & Co	895,307	41,273,653
KeyCorp	198,299	1,760,895
Kimco Realty Corp REIT	91,381	1,675,928
Legg Mason Inc	34,359	1,240,016
Leucadia National Corp	44,352	1,664,974
Lincoln National Corp	71,045	2,134,192
Loews Corp	70,713	3,047,023
M&T Bank Corp	26,928	2,382,320
Marsh & McLennan Cos Inc	122,378	3,648,088
Marshall & Ilsley Corp	119,646	955,972
MetLife Inc	237,150	10,607,719
Moody’s Corp	44,919	1,523,203
Morgan Stanley	347,386	9,490,585
Northern Trust Corp	54,463	2,763,997
NYSE Euronext	58,784	2,067,433
People’s United Financial Inc	81,521	1,025,534
Plum Creek Timber Co Inc REIT	36,372	1,586,183
Principal Financial Group Inc	72,270	2,320,590
ProLogis REIT	128,168	2,048,125
Prudential Financial Inc	109,282	6,729,586
Public Storage REIT	31,449	3,488,009
Regions Financial Corp	282,910	2,053,927
Simon Property Group Inc REIT	66,744	7,152,287
SLM Corp *	118,425	1,811,902
State Street Corp	112,811	5,069,726
SunTrust Banks Inc	112,557	3,246,144
T. Rowe Price Group Inc	58,210	3,866,308
The Allstate Corp	119,131	3,785,983
The Bank of New York Mellon Corp	279,105	8,336,866
The Charles Schwab Corp	224,473	4,047,248
The Chubb Corp	66,385	4,070,064
The Goldman Sachs Group Inc	116,986	18,538,771
The Hartford Financial Services Group Inc	99,946	2,691,546
The NASDAQ OMX Group Inc *	33,659	869,749
The PNC Financial Services Group Inc	118,142	7,441,765
The Progressive Corp	148,441	3,136,558
The Travelers Cos Inc	96,914	5,764,445
Torchmark Corp	17,544	1,166,325
U.S. Bancorp	431,964	11,416,808
Unum Group	69,680	1,829,100
Ventas Inc REIT	36,617	1,988,303
Vornado Realty Trust REIT	36,594	3,201,975
Wells Fargo & Co	1,184,019	37,533,402
Weyerhaeuser Co REIT	120,562	2,965,825
XL Group PLC (Ireland)	69,990	1,721,754
Zions Bancorp	40,260	928,396

		427,741,976

Health Care - 11.0%

Abbott Laboratories	347,824	17,060,767
Aetna Inc	86,474	3,236,722
Agilent Technologies Inc *	77,614	3,475,555
Allergan Inc	68,730	4,881,205
AmerisourceBergen Corp	61,658	2,439,191
Amgen Inc *	209,609	11,203,601
Baxter International Inc	130,267	7,004,457
Becton Dickinson & Co	49,722	3,958,866
Biogen Idec Inc *	54,146	3,973,775
Boston Scientific Corp *	342,927	2,465,645
Bristol-Myers Squibb Co	382,704	10,114,867
C.R. Bard Inc	19,156	1,902,382
Cardinal Health Inc	78,542	3,230,432
CareFusion Corp *	50,136	1,413,835
Celgene Corp *	104,525	6,013,323
Cephalon Inc *	16,955	1,284,850
Cerner Corp *	16,043	1,783,982
CIGNA Corp *	60,888	2,696,121
Coventry Health Care Inc *	33,515	1,068,793
Covidien PLC (Ireland)	111,032	5,767,002
DaVita Inc *	21,601	1,847,102

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
DENTSPLY International Inc	31,909	$1,180,314
Edwards Lifesciences Corp *	25,788	2,243,556
Eli Lilly & Co	228,966	8,052,734
Express Scripts Inc *	118,734	6,602,798
Forest Laboratories Inc *	64,332	2,077,924
Genzyme Corp *	58,703	4,470,233
Gilead Sciences Inc *	178,787	7,587,720
Hospira Inc *	37,439	2,066,633
Humana Inc *	37,967	2,655,412
Intuitive Surgical Inc *	8,742	2,915,107
Johnson & Johnson	614,783	36,425,893
Laboratory Corp of America Holdings *	22,498	2,072,741
Life Technologies Corp *	40,496	2,122,800
McKesson Corp	57,146	4,517,391
Medco Health Solutions Inc *	90,939	5,107,134
Medtronic Inc	240,399	9,459,701
Merck & Co Inc	692,933	22,873,718
Mylan Inc *	98,143	2,224,902
Patterson Cos Inc	21,741	699,843
PerkinElmer Inc	25,559	671,435
Pfizer Inc	1,797,052	36,498,126
Quest Diagnostics Inc	35,013	2,020,950
St. Jude Medical Inc	73,204	3,752,437
Stryker Corp	75,656	4,599,885
Tenet Healthcare Corp *	109,341	814,590
Thermo Fisher Scientific Inc *	87,828	4,878,845
UnitedHealth Group Inc	245,858	11,112,782
Varian Medical Systems Inc *	26,799	1,812,684
Waters Corp *	20,565	1,787,099
Watson Pharmaceuticals Inc *	28,202	1,579,594
WellPoint Inc	84,427	5,892,160
Zimmer Holdings Inc *	43,214	2,615,743

		300,215,357

Industrials - 11.2%

3M Co	160,003	14,960,281
Avery Dennison Corp	24,070	1,009,977
C.H. Robinson Worldwide Inc	37,325	2,766,902
Caterpillar Inc	143,578	15,987,410
Cintas Corp	28,461	861,514
CSX Corp	83,269	6,544,943
Cummins Inc	44,442	4,871,732
Danaher Corp	121,486	6,305,123
Deere & Co	94,652	9,170,832
Dover Corp	41,992	2,760,554
Eaton Corp	76,506	4,241,493
Emerson Electric Co	169,490	9,903,301
Equifax Inc	27,637	1,073,697
Expeditors International of Washington Inc	47,678	2,390,575
Fastenal Co	33,207	2,152,810
FedEx Corp	70,846	6,627,643
Flowserve Corp	12,563	1,618,114
Fluor Corp	39,709	2,924,965
General Dynamics Corp	83,793	6,415,192
General Electric Co	2,386,644	47,852,212
Goodrich Corp	28,284	2,419,131
Honeywell International Inc	176,234	10,522,932
Illinois Tool Works Inc	112,021	6,017,768
Ingersoll-Rand PLC (Ireland)	74,074	3,578,515
Iron Mountain Inc	44,989	1,405,007
ITT Corp	41,237	2,476,282
Jacobs Engineering Group Inc *	28,358	1,458,452
Joy Global Inc	23,551	2,327,074
L-3 Communications Holdings Inc	25,494	1,996,435
Lockheed Martin Corp	64,502	5,185,961
Masco Corp	80,499	1,120,546
Norfolk Southern Corp	80,067	5,546,241
Northrop Grumman Corp	65,503	4,107,693
PACCAR Inc	82,124	4,299,191
Pall Corp	25,913	1,492,848
Parker-Hannifin Corp	36,312	3,438,020
Pitney Bowes Inc	45,653	1,172,826
Precision Castparts Corp	32,241	4,745,230
Quanta Services Inc *	48,328	1,083,997
Raytheon Co	80,882	4,114,467
Republic Services Inc	69,237	2,079,880
Robert Half International Inc	33,008	1,010,045
Rockwell Automation Inc	31,885	3,017,915
Rockwell Collins Inc	34,888	2,261,789
Roper Industries Inc	21,323	1,843,587
RR Donnelley & Sons Co	46,565	881,010
Ryder System Inc	11,532	583,519
Snap-on Inc	13,178	791,471
Southwest Airlines Co	168,270	2,125,250
Stericycle Inc *	19,258	1,707,607
Textron Inc	61,876	1,694,784
The Boeing Co	165,485	12,234,306
The Dun & Bradstreet Corp	11,255	903,101
Tyco International Ltd (Switzerland)	106,522	4,768,990
Union Pacific Corp	110,375	10,853,174
United Parcel Service Inc ‘B’	221,886	16,490,568
United Technologies Corp	206,900	17,514,085
W.W. Grainger Inc	13,066	1,798,927
Waste Management Inc	106,865	3,990,339

		305,498,233

Information Technology - 18.0%

Adobe Systems Inc *	113,813	3,774,039
Advanced Micro Devices Inc *	129,543	1,114,070
Akamai Technologies Inc *	42,063	1,598,394
Altera Corp	71,912	3,165,566
Amphenol Corp ‘A’	39,377	2,141,715
Analog Devices Inc	67,397	2,654,094
Apple Inc *	207,060	72,150,057
Applied Materials Inc	296,674	4,634,048
Autodesk Inc *	51,217	2,259,182
Automatic Data Processing Inc	111,571	5,724,708
BMC Software Inc *	40,019	1,990,545
Broadcom Corp ‘A’	106,885	4,209,131
CA Inc	85,989	2,079,214
Cisco Systems Inc	1,242,552	21,309,767
Citrix Systems Inc *	42,243	3,103,171
Cognizant Technology Solutions Corp ‘A’ *	68,336	5,562,550
Computer Sciences Corp	34,778	1,694,732
Compuware Corp *	49,654	573,504
Corning Inc	351,894	7,259,573
Dell Inc *	377,427	5,476,466
eBay Inc *	256,861	7,972,965
Electronic Arts Inc *	74,583	1,456,606
EMC Corp *	464,924	12,343,732
F5 Networks Inc *	18,211	1,867,902
Fidelity National Information Services Inc	59,655	1,950,122
First Solar Inc *	12,164	1,956,458
Fiserv Inc *	32,865	2,061,293
FLIR Systems Inc	35,830	1,240,076
Google Inc ‘A’ *	56,365	33,041,727
Harris Corp	28,833	1,430,117
Hewlett-Packard Co	488,784	20,025,480
Intel Corp	1,233,546	24,880,623
International Business Machines Corp	274,108	44,698,792
Intuit Inc *	61,246	3,252,163
Jabil Circuit Inc	44,297	904,988
JDS Uniphase Corp *	50,276	1,047,752
Juniper Networks Inc *	120,226	5,059,110
KLA-Tencor Corp	37,620	1,782,059
Lexmark International Inc ‘A’ *	17,712	656,052
Linear Technology Corp	50,746	1,706,588
LSI Corp *	139,180	946,424
MasterCard Inc ‘A’	21,728	5,469,372
MEMC Electronic Materials Inc *	51,378	665,859

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Microchip Technology Inc	42,040	$1,597,940
Micron Technology Inc *	193,201	2,214,083
Microsoft Corp	1,661,928	42,146,494
Molex Inc	31,273	785,578
Monster Worldwide Inc *	29,401	467,476
Motorola Mobility Holdings Inc *	66,103	1,612,913
Motorola Solutions Inc *	75,512	3,374,631
National Semiconductor Corp	54,196	777,171
NetApp Inc *	82,680	3,983,522
Novell Inc *	79,330	470,427
Novellus Systems Inc *	20,302	753,813
NVIDIA Corp *	130,593	2,410,747
Oracle Corp	874,372	29,177,794
Paychex Inc	72,292	2,267,077
QUALCOMM Inc	369,437	20,256,231
Red Hat Inc *	42,919	1,948,093
SAIC Inc *	65,919	1,115,349
salesforce.com inc *	26,632	3,557,503
SanDisk Corp *	52,917	2,438,944
Symantec Corp *	171,657	3,182,521
Tellabs Inc	81,369	426,374
Teradata Corp *	37,728	1,912,810
Teradyne Inc *	40,749	725,740
Texas Instruments Inc	263,482	9,105,938
The Western Union Co	145,461	3,021,225
Total System Services Inc	36,529	658,253
VeriSign Inc	38,678	1,400,530
Visa Inc ‘A’	108,949	8,020,825
Western Digital Corp *	51,754	1,929,907
Xerox Corp	314,529	3,349,734
Xilinx Inc	58,364	1,914,339
Yahoo! Inc *	294,295	4,900,012

		490,794,780

Materials - 3.7%

Air Products & Chemicals Inc	48,251	4,351,275
Airgas Inc	16,789	1,115,125
AK Steel Holding Corp	25,050	395,289
Alcoa Inc	238,843	4,215,579
Allegheny Technologies Inc	22,171	1,501,420
Ball Corp	38,086	1,365,383
Bemis Co Inc	24,121	791,410
CF Industries Holdings Inc	16,040	2,194,112
Cliffs Natural Resources Inc	30,456	2,993,216
E.I. du Pont de Nemours & Co	207,140	11,386,486
Eastman Chemical Co	15,922	1,581,373
Ecolab Inc	52,374	2,672,121
FMC Corp	16,093	1,366,778
Freeport-McMoRan Copper & Gold Inc	212,729	11,817,096
International Flavors & Fragrances Inc	18,051	1,124,577
International Paper Co	98,339	2,967,871
MeadWestvaco Corp	37,755	1,145,109
Monsanto Co	120,622	8,716,146
Newmont Mining Corp	110,825	6,048,829
Nucor Corp	71,075	3,270,872
Owens-Illinois Inc *	36,732	1,108,939
PPG Industries Inc	36,116	3,438,604
Praxair Inc	68,191	6,928,206
Sealed Air Corp	35,725	952,429
Sigma-Aldrich Corp	27,314	1,738,263
The Dow Chemical Co	262,494	9,909,149
The Sherwin-Williams Co	20,030	1,682,320
Titanium Metals Corp *	20,492	380,741
United States Steel Corp	32,347	1,744,797
Vulcan Materials Co	28,849	1,315,514

		100,219,029

Telecommunication Services - 3.0%

American Tower Corp ‘A’ *	89,404	4,632,915
AT&T Inc	1,328,615	40,655,619
CenturyLink Inc	68,687	2,853,945
Frontier Communications Corp	223,867	1,840,187
MetroPCS Communications Inc *	59,276	962,642
Qwest Communications International Inc	391,715	2,675,414
Sprint Nextel Corp *	672,207	3,119,041
Verizon Communications Inc	635,619	24,496,756
Windstream Corp	113,343	1,458,724

		82,695,243

Utilities - 3.1%

Ameren Corp	53,959	1,514,629
American Electric Power Co Inc	108,151	3,800,426
CenterPoint Energy Inc	95,219	1,672,046
CMS Energy Corp	56,670	1,112,999
Consolidated Edison Inc	65,400	3,317,088
Constellation Energy Group Inc	44,936	1,398,858
Dominion Resources Inc	130,480	5,832,456
DTE Energy Co	38,093	1,865,033
Duke Energy Corp	298,730	5,421,949
Edison International	73,240	2,679,852
Entergy Corp	40,270	2,706,547
Exelon Corp	148,926	6,141,708
FirstEnergy Corp	94,171	3,492,802
Integrys Energy Group Inc	17,581	888,016
NextEra Energy Inc	94,610	5,214,903
Nicor Inc	10,275	551,767
NiSource Inc	62,510	1,198,942
Northeast Utilities	39,645	1,371,717
NRG Energy Inc *	55,514	1,195,772
ONEOK Inc	23,965	1,602,779
Pepco Holdings Inc	50,619	944,044
PG&E Corp	89,060	3,934,671
Pinnacle West Capital Corp	24,393	1,043,776
PPL Corp	108,656	2,748,997
Progress Energy Inc	65,906	3,040,903
Public Service Enterprise Group Inc	113,931	3,589,966
SCANA Corp	25,580	1,007,085
Sempra Energy	53,988	2,888,358
Southern Co	190,055	7,242,996
TECO Energy Inc	48,306	906,221
The AES Corp *	149,112	1,938,456
Wisconsin Energy Corp	52,623	1,605,001
Xcel Energy Inc	108,486	2,591,731

		86,462,494

Total Common Stocks
(Cost $2,024,057,057)		2,714,132,569

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $12,537,417; collateralized by U.S. Treasury Notes: 0.750% due 05/31/12 and value $12,789,438)	$12,537,414	$12,537,414

Total Short-Term Investment
(Cost $12,537,414)		12,537,414

TOTAL INVESTMENTS - 99.9%
(Cost $2,036,594,471)		2,726,669,983

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,790,088

NET ASSETS - 100.0%		$2,728,460,071

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2011, $1,533,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (06/11)	236	$15,000,590	$587,210

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$2,714,132,569	$2,714,132,569	$-	$-
	Short-Term Investment	12,537,414	-	12,537,414	-
	Derivatives:
	Equity Contracts
	Futures	587,210	587,210	-	-

	Total	$2,727,257,193	$2,714,719,779	$12,537,414	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer Discretionary - 8.6%

Cie Financiere Richemont SA ‘A’ (Switzerland)	55,315	$3,189,463
Ford Motor Co *	259,705	3,872,202
General Motors Co *	71,770	2,227,023
News Corp ‘A’	202,450	3,555,022

		12,843,710

Consumer Staples - 7.4%

Anheuser-Busch InBev NV (Belgium)	21,118	1,203,975
Davide Campari-Milano SPA (Italy)	335,373	2,268,426
Hansen Natural Corp *	54,610	3,289,160
Mead Johnson Nutrition Co	73,250	4,243,372

		11,004,933

Energy - 5.5%

BG Group PLC (United Kingdom)	72,855	1,808,657
HRT Participacoes em Petroleo SA * (Brazil)	4,500	4,688,390
Petroleo Brasileiro SA ADR (Brazil)	42,504	1,718,437

		8,215,484

Financials - 17.9%

AIA Group Ltd * (Hong Kong)	648,800	1,997,183
Bank of America Corp	397,894	5,303,927
CapitalSource Inc	366,230	2,578,259
CME Group Inc ‘A’	6,440	1,941,982
Hang Lung Properties Ltd (Hong Kong)	290,000	1,268,196
Prudential PLC (United Kingdom)	294,716	3,337,561
Standard Chartered PLC (United Kingdom)	110,939	2,877,631
The Charles Schwab Corp	208,411	3,757,650
Walker & Dunlop Inc *	286,630	3,482,555

		26,544,944

Health Care - 10.8%

Celgene Corp *	120,670	6,942,145
Intuitive Surgical Inc *	3,596	1,199,122
Medco Health Solutions Inc *	72,614	4,078,002
Vertex Pharmaceuticals Inc *	79,253	3,798,597

		16,017,866

Industrials - 9.9%

C.H. Robinson Worldwide Inc	42,460	3,147,560
CoStar Group Inc *	54,484	3,415,057
FANUC Corp (Japan)	21,400	3,234,758
United Parcel Service Inc ‘B’	66,235	4,922,585

		14,719,960

Information Technology - 34.1%

Adobe Systems Inc *	66,215	2,195,689
Amphenol Corp ‘A’	35,600	1,936,284
AOL Inc *	123,920	2,420,158
Apple Inc *	20,222	7,046,356
Cisco Systems Inc	93,920	1,610,728
eBay Inc *	261,115	8,105,010
Google Inc ‘A’ *	6,580	3,857,262
Microsoft Corp	264,780	6,714,821
ON Semiconductor Corp *	266,845	2,633,760
TE Connectivity Ltd (Switzerland)	92,615	3,224,854
Trimble Navigation Ltd *	65,935	3,332,355
VistaPrint NV * (Netherlands)	113,880	5,910,372
Yahoo! Inc *	103,910	1,730,101

		50,717,750

Materials - 1.0%

Israel Chemicals Ltd (Israel)	90,810	1,494,882

Telecommunication Services - 4.3%

Crown Castle International Corp *	148,760	6,329,738

Total Common Stocks
(Cost $125,000,118)		147,889,267

	Principal
	Amount
SHORT-TERM INVESTMENTS - 0.9%

U.S. Government Agency Issue - 0.7%

Federal Home Loan Bank
0.001% due 04/01/11	$1,000,000	1,000,000

Repurchase Agreement - 0.2%

State Street Bank & Trust Co 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $285,571; collateralized by U.S. Treasury Bills: 0.500% due 04/21/11 and value $294,992)	285,571	285,571

Total Short-Term Investments
(Cost $1,285,571)		1,285,571

TOTAL INVESTMENTS - 100.4%
(Cost $126,285,689)		149,174,838

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(581,597)

NET ASSETS - 100.0%		$148,593,241

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$12,843,710	$9,654,247	$3,189,463	$-
	Consumer Staples	11,004,933	7,532,532	3,472,401	-
	Energy	8,215,484	6,406,827	1,808,657	-
	Financials	26,544,944	17,064,373	9,480,571	-
	Health Care	16,017,866	16,017,866	-	-
	Industrials	14,719,960	11,485,202	3,234,758	-
	Information Technology	50,717,750	50,717,750	-	-
	Materials	1,494,882	-	1,494,882	-
	Telecommunication Services	6,329,738	6,329,738	-	-

		147,889,267	125,208,535	22,680,732	-
	Short-Term Investments	1,285,571	-	1,285,571	-

	Total	$149,174,838	$125,208,535	$23,966,303	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Consumer Discretionary - 10.9%

CBS Corp ‘B’	1,477,985	$37,008,744
Cie Financiere Richemont SA ‘A’ (Switzerland)	247,982	14,298,644
Crown Ltd (Australia)	1,538,920	12,963,223
International Game Technology	785,915	12,755,401
Lamar Advertising Co ‘A’ *	154,110	5,692,823
Limited Brands Inc	538,955	17,720,840
Mattel Inc	491,060	12,242,126
Netflix Inc *	53,300	12,649,689
Nike Inc ‘B’	83,995	6,358,422
Nordstrom Inc	240,315	10,785,337
Polo Ralph Lauren Corp	102,685	12,697,000
The Walt Disney Co	549,940	23,696,915

		178,869,164

Consumer Staples - 7.6%

Anheuser-Busch InBev NV (Belgium)	652,571	37,204,235
Anheuser-Busch InBev NV Strip VVPR * (Belgium)	1,890,684	13,397
Coca-Cola Enterprises Inc	354,150	9,668,295
Colgate-Palmolive Co	189,502	15,304,182
Philip Morris International Inc	500,588	32,853,591
SABMiller PLC (United Kingdom)	243,147	8,604,704
Walgreen Co	505,235	20,280,133

		123,928,537

Energy - 11.5%

Apache Corp	194,220	25,427,282
Canadian Natural Resources Ltd (Canada)	370,485	18,313,074
Enterprise Products Partners LP	79,305	3,414,873
EOG Resources Inc	188,325	22,318,396
Halliburton Co	510,785	25,457,524
Hess Corp	259,155	22,082,597
Occidental Petroleum Corp	579,820	60,585,392
OGX Petroleo e Gas Participacoes SA * (Brazil)	811,600	9,768,132

		187,367,270

Financials - 8.0%

Aflac Inc	261,670	13,810,943
Citigroup Inc *	5,406,545	23,896,929
JPMorgan Chase & Co	394,208	18,172,989
Mizuho Financial Group Inc (Japan)	6,594,900	10,882,181
Morgan Stanley	706,945	19,313,737
Prudential PLC (United Kingdom)	1,120,968	12,694,590
T. Rowe Price Group Inc	333,105	22,124,834
The Charles Schwab Corp	529,270	9,542,738

		130,438,941

Health Care - 16.5%

AmerisourceBergen Corp	343,955	13,606,860
Bristol-Myers Squibb Co	650,480	17,192,186
Celgene Corp *	641,630	36,912,974
Covidien PLC (Ireland)	723,965	37,602,742
DaVita Inc *	127,335	10,888,416
Endo Pharmaceuticals Holdings Inc *	500,905	19,114,535
Medco Health Solutions Inc *	738,305	41,463,209
Mylan Inc *	583,255	13,222,391
Pfizer Inc	2,296,640	46,644,758
UnitedHealth Group Inc	455,215	20,575,718
Vertex Pharmaceuticals Inc *	248,691	11,919,760

		269,143,549

Industrials - 7.9%

C.H. Robinson Worldwide Inc	220,835	16,370,499
Emerson Electric Co	219,635	12,833,273
Expeditors International of Washington Inc	282,760	14,177,586
FANUC Corp (Japan)	70,900	10,717,024
Precision Castparts Corp	134,025	19,725,799
Sensata Technologies Holding Inc * (Netherlands)	251,665	8,740,325
Tyco International Ltd (Switzerland)	334,570	14,978,699
Union Pacific Corp	234,830	23,090,834
Verisk Analytics Inc ‘A’ *	250,772	8,215,291

		128,849,330

Information Technology - 28.0%

Amphenol Corp ‘A’	338,595	18,416,182
Apple Inc *	204,972	71,422,493
Cisco Systems Inc	1,815,250	31,131,538
eBay Inc *	2,173,200	67,456,128
Google Inc ‘A’ *	91,025	53,359,765
International Business Machines Corp	226,600	36,951,662
Microsoft Corp	3,071,225	77,886,266
ON Semiconductor Corp *	1,517,563	14,978,347
Oracle Corp	778,165	25,967,366
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	5,302,548	12,706,301
TE Connectivity Ltd (Switzerland)	597,985	20,821,838
Teradata Corp *	365,430	18,527,301
The Western Union Co	404,835	8,408,423

		458,033,610

Materials - 3.8%

E.I. du Pont de Nemours & Co	344,885	18,958,329
K +S AG (Germany)	326,026	24,584,279
Nucor Corp	411,415	18,933,318

		62,475,926

Telecommunication Services - 3.1%

Crown Castle International Corp *	1,172,415	49,886,258

Total Common Stocks
(Cost $1,321,732,771)		1,588,992,585

EXCHANGE-TRADED FUND - 0.6%

SPDR Gold Shares *	70,615	9,873,389

Total Exchange-Traded Fund
(Cost $9,818,891)		9,873,389

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.2%

U.S. Government Agency Issue - 1.8%

Federal Home Loan Bank
0.001% due 04/01/11	$28,800,000	28,800,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value

Repurchase Agreement - 0.4%

State Street Bank & Trust Co 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $6,697,645; collateralized by U.S. Treasury Bills: 0.500% due 04/21/11 and value $6,834,809)	$6,697,644	$6,697,644

Total Short-Term Investments
(Cost $35,497,644)		35,497,644

TOTAL INVESTMENTS - 100.1%
(Cost $1,367,049,306)		1,634,363,618

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(868,643)

NET ASSETS - 100.0%		$1,633,494,975

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Forward foreign currency contracts outstanding as of March 31, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Sell	EUR	1,500,000	04/11	JPM	($28,937)
Sell	EUR	18,000,000	05/11	CSF	(606,867)
Sell	EUR	3,600,000	05/11	HSB	(4,594)
Buy	GBP	1,000,000	04/11	JPM	(15,415)
Sell	GBP	1,700,000	04/11	JPM	30,914
Sell	GBP	900,000	04/11	JPM	(1,813)
Buy	GBP	2,350,000	05/11	CSF	(62,099)
Sell	GBP	6,000,000	05/11	CSF	107,329
Sell	GBP	1,340,000	05/11	HSB	27,604

Total Forward Foreign Currency Contracts					($553,878)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$178,869,164	$151,607,297	$27,261,867	$-
	Consumer Staples	123,928,537	78,119,598	45,808,939	-
	Energy	187,367,270	187,367,270	-	-
	Financials	130,438,941	106,862,170	23,576,771	-
	Health Care	269,143,549	269,143,549	-	-
	Industrials	128,849,330	118,132,306	10,717,024	-
	Information Technology	458,033,610	445,327,309	12,706,301	-
	Materials	62,475,926	37,891,647	24,584,279	-
	Telecommunication Services	49,886,258	49,886,258	-	-

		1,588,992,585	1,444,337,404	144,655,181	-
	Exchange-Traded Fund	9,873,389	9,873,389	-	-
	Short-Term Investments	35,497,644	-	35,497,644	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	165,847	-	165,847	-

	Total Assets	1,634,529,465	1,454,210,793	180,318,672	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(719,725)	-	(719,725)	-

	Total Liabilities	(719,725)	-	(719,725)	-

	Total	$1,633,809,740	$1,454,210,793	$179,598,947	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 18.6%

Amazon.com Inc *	300,200	$54,075,026
Discovery Communications Inc ‘A’ *	573,300	22,874,670
Focus Media Holding Ltd ADR * (Cayman)	838,800	25,725,996
International Game Technology	1,262,200	20,485,506
Las Vegas Sands Corp *	742,600	31,352,572
McDonald’s Corp	638,200	48,560,638
Nike Inc ‘B’	328,500	24,867,450
priceline.com Inc *	80,700	40,869,708

		268,811,566

Consumer Staples - 4.0%

CVS Caremark Corp	796,500	27,335,880
Kellogg Co	567,200	30,617,456

		57,953,336

Energy - 9.6%

Anadarko Petroleum Corp	285,900	23,420,928
Cimarex Energy Co	133,000	15,326,920
Concho Resources Inc *	263,100	28,230,630
CONSOL Energy Inc	414,000	22,202,820
FMC Technologies Inc *	214,000	20,218,720
Schlumberger Ltd (Netherlands)	158,800	14,809,688
Suncor Energy Inc (NYSE) (Canada)	307,500	13,788,300

		137,998,006

Financials - 3.7%

CME Group Inc ‘A’	118,600	35,763,830
The Goldman Sachs Group Inc	114,700	18,176,509

		53,940,339

Health Care - 8.3%

Agilent Technologies Inc *	678,700	30,392,186
Allergan Inc	583,900	41,468,578
Express Scripts Inc *	406,200	22,588,782
Watson Pharmaceuticals Inc *	439,300	24,605,193

		119,054,739

Industrials - 11.9%

C.H. Robinson Worldwide Inc	396,100	29,362,893
Danaher Corp	513,500	26,650,650
Parker-Hannifin Corp	199,200	18,860,256
Precision Castparts Corp	202,200	29,759,796
Roper Industries Inc	227,100	19,635,066
Union Pacific Corp	163,300	16,057,289
United Technologies Corp	366,600	31,032,690

		171,358,640

Information Technology - 33.6%

Apple Inc *	285,500	99,482,475
Baidu Inc ADR * (Cayman)	200,900	27,686,029
EMC Corp *	2,072,200	55,016,910
Google Inc ‘A’ *	120,800	70,814,168
Juniper Networks Inc *	425,000	17,884,000
MasterCard Inc ‘A’	64,400	16,210,768
MercadoLibre Inc	78,400	6,399,792
Oracle Corp	1,237,300	41,288,701
QUALCOMM Inc	842,400	46,188,792
Red Hat Inc *	321,500	14,592,885
Riverbed Technology Inc *	628,700	23,670,555
salesforce.com inc *	89,200	11,915,336
SINA Corp * (Cayman)	206,800	22,135,872
Teradata Corp *	640,300	32,463,210

		485,749,493

Materials - 5.8%

Freeport-McMoRan Copper & Gold Inc	417,300	23,181,015
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	334,500	19,712,085
Praxair Inc	141,500	14,376,400
The Sherwin-Williams Co	319,800	26,860,002

		84,129,502

Telecommunication Services - 2.3%

Crown Castle International Corp *	787,500	33,508,125

Total Common Stocks
(Cost $1,083,982,802)		1,412,503,746

EXCHANGE-TRADED FUND - 0.9%

iShares Russell 1000 Growth Index Fund	206,000	12,456,820

Total Exchange-Traded Fund
(Cost $12,287,591)		12,456,820

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $15,261,201; collateralized by Federal Home Loan Bank: 0.800% due 11/18/13 and value $15,567,750)	$15,261,197	15,261,197

Total Short-Term Investment
(Cost $15,261,197)		15,261,197

TOTAL INVESTMENTS - 99.8%
(Cost $1,111,531,590)		1,440,221,763

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,569,310

NET ASSETS - 100.0%		$1,443,791,073

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,412,503,746	$1,412,503,746	$-	$-
	Exchange-Traded Fund	12,456,820	12,456,820	-	-
	Short-Term Investment	15,261,197	-	15,261,197	-

	Total	$1,440,221,763	$1,424,960,566	$15,261,197	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 17.1%

DISH Network Corp ‘A’ *	2,989,225	$72,817,521
Johnson Controls Inc	863,160	35,881,561
McDonald’s Corp	463,124	35,239,105
News Corp ‘A’	5,964,817	104,742,187
SES SA FDR (Luxembourg)	2,329,295	59,971,728
Target Corp	512,608	25,635,526
The Home Depot Inc	1,229,749	45,574,498
Time Warner Cable Inc	1,131,577	80,726,703
Time Warner Inc	2,660,032	94,963,143

		555,551,972

Consumer Staples - 11.3%

Altria Group Inc	1,261,214	32,829,401
CVS Caremark Corp	1,062,231	36,455,768
Kimberly-Clark Corp	1,387,645	90,571,589
Lorillard Inc	415,994	39,523,590
Philip Morris International Inc	1,626,305	106,734,397
Unilever PLC ADR (United Kingdom)	970,869	29,728,009
Wal-Mart Stores Inc	597,288	31,088,840

		366,931,594

Energy - 15.2%

Apache Corp	302,180	39,561,406
El Paso Corp	5,257,417	94,633,506
Exxon Mobil Corp	983,593	82,749,679
Halliburton Co	1,158,591	57,744,175
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	621,736	45,299,685
Suncor Energy Inc (NYSE) (Canada)	1,296,083	58,116,362
Total SA ADR (France)	1,272,986	77,613,956
Transocean Ltd * (Switzerland)	483,847	37,715,874

		493,434,643

Financials - 21.9%

American Express Co	1,168,974	52,837,625
Bank of America Corp	4,072,778	54,290,131
JPMorgan Chase & Co	2,340,726	107,907,469
Loews Corp	1,129,242	48,659,038
Marsh & McLennan Cos Inc	1,817,410	54,176,992
MetLife Inc	702,678	31,430,787
State Street Corp	834,044	37,481,937
The Bank of New York Mellon Corp	999,739	29,862,204
The Charles Schwab Corp	2,080,262	37,507,124
The Chubb Corp	532,063	32,620,782
The Progressive Corp	1,530,440	32,338,197
The Travelers Cos Inc	832,159	49,496,817
U.S. Bancorp	1,172,513	30,989,519
Wells Fargo & Co	3,530,975	111,931,907

		711,530,529

Health Care - 6.1%

Johnson & Johnson	859,948	50,951,919
Merck & Co Inc	909,960	30,037,780
Novartis AG ADR (Switzerland)	898,465	48,831,573
Pfizer Inc	1,583,023	32,151,197
WellPoint Inc	519,117	36,229,175

		198,201,644

Industrials - 10.2%

General Electric Co	3,680,037	73,784,742
Honeywell International Inc	1,313,850	78,449,983
Illinois Tool Works Inc	818,682	43,979,597
Raytheon Co	1,020,432	51,909,376
United Technologies Corp	989,062	83,724,098

		331,847,796

Information Technology - 7.6%

Hewlett-Packard Co	1,032,493	42,301,238
International Business Machines Corp	455,573	74,290,289
Microsoft Corp	1,605,298	40,710,357
Motorola Solutions Inc *	889,050	39,731,645
Xerox Corp	4,689,955	49,948,021

		246,981,550

Materials - 3.1%

Air Products & Chemicals Inc	689,849	62,210,583
Crown Holdings Inc *	967,385	37,321,713

		99,532,296

Telecommunication Services - 4.3%

AT&T Inc	1,474,786	45,128,452
CenturyLink Inc	1,435,012	59,624,748
Verizon Communications Inc	909,111	35,037,138

		139,790,338

Utilities - 1.9%

Sempra Energy	1,118,676	59,849,166

Total Common Stocks
(Cost $2,573,198,324)		3,203,651,528

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Bank of America Corp 0.060% due 04/01/11 (Dated 03/31/11, repurchase price of $35,696,059; collateralized by U.S. Treasury Notes: 4.500% due 11/30/11 and value $36,409,931)	$35,696,000	35,696,000

Total Short-Term Investment
(Cost $35,696,000)		35,696,000

TOTAL INVESTMENTS - 99.8%
(Cost $2,608,894,324)		3,239,347,528

OTHER ASSETS & LIABILITIES, NET - 0.2%		5,921,566

NET ASSETS - 100.0%		$3,245,269,094

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$555,551,972	$495,580,244	$59,971,728	$-
	Consumer Staples	366,931,594	366,931,594	-	-
	Energy	493,434,643	493,434,643	-	-
	Financials	711,530,529	711,530,529	-	-
	Health Care	198,201,644	198,201,644	-	-
	Industrials	331,847,796	331,847,796	-	-
	Information Technology	246,981,550	246,981,550	-	-
	Materials	99,532,296	99,532,296	-	-
	Telecommunication Services	139,790,338	139,790,338	-	-
	Utilities	59,849,166	59,849,166	-	-

		3,203,651,528	3,143,679,800	59,971,728	-
	Short-Term Investment	35,696,000	-	35,696,000	-

	Total	$3,239,347,528	$3,143,679,800	$95,667,728	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 122.7%

Consumer Discretionary - 15.3%

Aaron’s Inc †	33,610	$852,350
Advance Auto Parts Inc †	71,313	4,679,559
Amazon.com Inc * †	69,732	12,560,825
AutoZone Inc * †	10,990	3,006,424
Best Buy Co Inc †	552,512	15,868,145
Carnival Corp † (Panama)	223,050	8,556,198
CBS Corp ‘B’ †	20,640	516,826
Coach Inc	33,210	1,728,248
Comcast Corp ‘A’ †	237,070	5,860,370
Darden Restaurants Inc †	109,151	5,362,589
DIRECTV ‘A’ * †	111,127	5,200,744
Ford Motor Co * †	554,238	8,263,689
GameStop Corp ‘A’ * †	57,986	1,305,845
Gannett Co Inc †	467,274	7,116,583
General Motors Co * †	331,890	10,298,547
Harman International Industries Inc †	16,329	764,524
Johnson Controls Inc †	483,214	20,087,206
Kohl’s Corp †	45,123	2,393,324
Lear Corp †	47,678	2,330,024
Lennar Corp ‘A’ †	110,320	1,998,998
Lowe’s Cos Inc	103,770	2,742,641
Macy’s Inc	610,226	14,804,083
Marriott International Inc ‘A’ †	12,654	450,229
Newell Rubbermaid Inc	402,216	7,694,392
Nike Inc ‘B’	22,500	1,703,250
NVR Inc * †	4,352	3,290,112
Office Depot Inc * †	24,371	112,838
Ross Stores Inc	11,894	845,901
Royal Caribbean Cruises Ltd * † (Liberia)	117,623	4,853,125
Staples Inc †	198,888	3,862,405
Starwood Hotels & Resorts Worldwide Inc †	22,410	1,302,469
Target Corp †	109,903	5,496,249
The Home Depot Inc	141,980	5,261,779
The New York Times Co ‘A’ * †	40,535	383,866
The TJX Cos Inc †	16,870	838,945
The Walt Disney Co †	196,272	8,457,360
Time Warner Cable Inc †	74,115	5,287,364
Time Warner Inc	776,627	27,725,584
TRW Automotive Holdings Corp * †	98,372	5,418,330
Viacom Inc ‘B’ †	523,128	24,335,914
Virgin Media Inc †	85,644	2,380,047
Whirlpool Corp †	5,160	440,458
Yum! Brands Inc †	128,761	6,615,740

		253,054,099

Consumer Staples - 9.1%

Archer-Daniels-Midland Co †	22,887	824,161
Bunge Ltd † (Bermuda)	50,592	3,659,319
Campbell Soup Co †	52,810	1,748,539
Coca-Cola Enterprises Inc †	826,384	22,560,283
Colgate-Palmolive Co	88,010	7,107,688
Corn Products International Inc †	16,147	836,738
CVS Caremark Corp	103,065	3,537,191
General Mills Inc †	169,280	6,187,184
Kellogg Co †	15,340	828,053
Lorillard Inc †	190,419	18,091,709
PepsiCo Inc †	72,800	4,689,048
Philip Morris International Inc †	162,331	10,653,784
Smithfield Foods Inc * †	190,694	4,588,098
Sysco Corp †	187,906	5,204,996
The Coca-Cola Co †	238,169	15,802,513
The Procter & Gamble Co †	318,337	19,609,559
Tyson Foods Inc ‘A’ †	935,999	17,961,821
Wal-Mart Stores Inc †	129,365	6,733,448

		150,624,132

Energy - 17.5%

Anadarko Petroleum Corp	39,510	3,236,659
Apache Corp †	217,144	28,428,493
Baker Hughes Inc †	57,870	4,249,394
Cameron International Corp * †	33,130	1,891,723
Chevron Corp	529,893	56,926,405
ConocoPhillips	436,334	34,845,633
Devon Energy Corp †	140,338	12,878,818
Ensco PLC ADR (United Kingdom)	22,590	1,306,606
EOG Resources Inc †	106,320	12,599,983
Exxon Mobil Corp †	447,615	37,657,850
Halliburton Co †	46,080	2,296,627
Hess Corp	30,780	2,622,764
Marathon Oil Corp	421,458	22,467,926
National Oilwell Varco Inc †	6,520	516,841
Noble Energy Inc †	7,420	717,143
Occidental Petroleum Corp †	161,451	16,870,015
Patterson-UTI Energy Inc	599,922	17,631,708
Schlumberger Ltd (Netherlands)	166,650	15,541,779
Tesoro Corp * †	69,933	1,876,302
Valero Energy Corp	334,755	9,982,394
Whiting Petroleum Corp * †	59,867	4,397,231

		288,942,294

Financials - 17.8%

ACE Ltd † (Switzerland)	102,600	6,638,220
Aflac Inc	47,820	2,523,940
Alexandria Real Estate Equities Inc REIT †	10,210	796,074
American Express Co	73,990	3,344,348
Ameriprise Financial Inc	68,243	4,168,282
Bank of America Corp †	1,184,224	15,785,706
BB&T Corp †	129,370	3,551,206
Berkshire Hathaway Inc ‘B’ * †	42,110	3,521,659
Camden Property Trust REIT †	14,374	816,731
Capital One Financial Corp †	62,507	3,247,864
Chimera Investment Corp REIT †	2,692,976	10,664,185
CIT Group Inc * †	128,742	5,477,972
Citigroup Inc *	7,232,556	31,967,898
CME Group Inc ‘A’ †	9,800	2,955,190
East West Bancorp Inc †	243,697	5,351,586
Everest Re Group Ltd (Bermuda)	10,410	917,954
Federal Realty Investment Trust REIT †	1,607	131,067
Fifth Third Bancorp	263,685	3,659,948
Forest City Enterprises Inc ‘A’ *	297,781	5,607,216
HCC Insurance Holdings Inc †	68,663	2,149,839
HCP Inc REIT	24,500	929,530
Huntington Bancshares Inc	1,095,514	7,274,213
Invesco Ltd † (Bermuda)	166,070	4,244,749
Jones Lang LaSalle Inc	957	95,451
JPMorgan Chase & Co	290,515	13,392,741
M&T Bank Corp †	88,357	7,816,944
MetLife Inc †	235,840	10,549,123
Morgan Stanley †	164,823	4,502,964
NYSE Euronext †	16,551	582,099
Principal Financial Group Inc	41,293	1,325,918
ProLogis REIT †	10,789	172,408
Protective Life Corp	100,490	2,668,009
Prudential Financial Inc	520,275	32,038,534
Rayonier Inc REIT	47,125	2,936,359
Regency Centers Corp REIT †	30,110	1,309,183
Regions Financial Corp †	197,730	1,435,520
RenaissanceRe Holdings Ltd † (Bermuda)	45,491	3,138,424
SL Green Realty Corp REIT †	8,365	629,048
State Street Corp †	88,946	3,997,233
SVB Financial Group * †	31,620	1,800,127
TD Ameritrade Holding Corp †	60,039	1,253,014
The Goldman Sachs Group Inc	126,241	20,005,411
The Travelers Cos Inc	6,357	378,114
U.S. Bancorp †	116,852	3,088,398

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Wells Fargo & Co	1,083,474	$34,346,126
Weyerhaeuser Co REIT †	631,951	15,545,995
XL Group PLC † (Ireland)	185,840	4,571,664
Zions Bancorp †	17,810	410,699

		293,714,883

Health Care - 14.4%

Abbott Laboratories †	372,314	18,262,002
Aetna Inc	74,617	2,792,914
AmerisourceBergen Corp †	42,017	1,662,193
Amgen Inc * †	480,742	25,695,660
Baxter International Inc	17,430	937,211
Biogen Idec Inc * †	359,934	26,415,556
Cardinal Health Inc	769,884	31,665,329
Celgene Corp * †	127,793	7,351,931
Covidien PLC † (Ireland)	222,490	11,556,131
DaVita Inc * †	10,610	907,261
Dendreon Corp * †	72,530	2,714,798
Eli Lilly & Co †	54,835	1,928,547
Genzyme Corp *	11,578	881,665
Gilead Sciences Inc * †	262,380	11,135,407
Humana Inc *	55,695	3,895,308
Johnson & Johnson †	95,974	5,686,460
McKesson Corp	104,271	8,242,623
Medco Health Solutions Inc * †	30,860	1,733,098
Merck & Co Inc	438,689	14,481,124
Mylan Inc * †	214,850	4,870,650
Pfizer Inc	1,330,994	27,032,488
Stryker Corp †	5,458	331,846
SXC Health Solutions Corp * † (Canada)	49,228	2,697,694
The Cooper Cos Inc †	37,923	2,633,752
Thermo Fisher Scientific Inc * †	54,880	3,048,584
UnitedHealth Group Inc	230,795	10,431,934
Varian Medical Systems Inc * †	5,174	349,969
Warner Chilcott PLC ‘A’ (Ireland)	211,694	4,928,236
WellPoint Inc	56,603	3,950,323

		238,220,694

Industrials - 11.3%

3M Co †	127,850	11,953,975
Aecom Technology Corp * †	4,547	126,088
Avery Dennison Corp †	8,850	371,346
Caterpillar Inc †	41,770	4,651,090
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	123,676	5,028,666
Cummins Inc †	23,834	2,612,683
Deere & Co †	45,281	4,387,276
Eaton Corp †	2,036	112,876
Fluor Corp †	133,680	9,846,869
General Electric Co	297,060	5,956,053
Honeywell International Inc †	290,954	17,372,863
Huntington Ingalls Industries Inc *	300	12,450
Jacobs Engineering Group Inc * †	12,957	666,379
KAR Auction Services Inc * †	12,683	194,557
Lockheed Martin Corp †	271,866	21,858,026
Norfolk Southern Corp	311,145	21,553,014
Owens Corning * †	200,051	7,199,835
PACCAR Inc †	169,494	8,873,011
Parker-Hannifin Corp	38,013	3,599,071
Republic Services Inc †	7,943	238,608
Ryder System Inc †	53,617	2,713,020
The Timken Co †	90,413	4,728,600
Tyco International Ltd † (Switzerland)	167,250	7,487,783
Union Pacific Corp	22,950	2,256,674
United Continental Holdings Inc * †	384,677	8,843,724
United Technologies Corp	261,470	22,133,435
URS Corp *	51,270	2,360,984
Waste Management Inc †	277,907	10,377,047

		187,516,003

Information Technology - 22.9%

Adobe Systems Inc * †	177,610	5,889,548
Advanced Micro Devices Inc * †	615,234	5,291,012
Amdocs Ltd * † (United Kingdom)	33,764	974,091
Analog Devices Inc	204,789	8,064,591
Apple Inc *	179,951	62,703,926
Applied Materials Inc †	151,600	2,367,992
Arrow Electronics Inc * †	43,061	1,803,395
Atmel Corp * †	260,260	3,547,344
Autodesk Inc * †	94,720	4,178,099
Broadcom Corp ‘A’ †	176,800	6,962,384
Cadence Design Systems Inc * †	189,213	1,844,827
Cisco Systems Inc	951,591	16,319,786
Citrix Systems Inc * †	17,750	1,303,915
Cognizant Technology Solutions Corp ‘A’ * †	340,952	27,753,493
Corning Inc †	42,618	879,209
Dell Inc *	812,617	11,791,073
EMC Corp *	191,420	5,082,201
Fairchild Semiconductor International Inc * †	210,589	3,832,720
Genpact Ltd * † (Bermuda)	29,230	423,250
Global Payments Inc †	8,920	436,366
Google Inc ‘A’ *	15,985	9,370,567
Hewlett-Packard Co †	153,496	6,288,731
Intel Corp †	6,614	133,404
International Business Machines Corp	227,064	37,027,326
Intersil Corp ‘A’ †	90,290	1,124,111
Jabil Circuit Inc †	400,311	8,178,354
Juniper Networks Inc * †	135,190	5,688,795
KLA-Tencor Corp †	81,210	3,846,918
Lam Research Corp * †	142,430	8,070,084
Lexmark International Inc ‘A’ * †	98,608	3,652,440
Marvell Technology Group Ltd * † (Bermuda)	74,880	1,164,384
MasterCard Inc ‘A’	13,370	3,365,496
Microsoft Corp	1,921,493	48,729,062
Molex Inc †	100,256	2,518,431
Motorola Mobility Holdings Inc * †	117,800	2,874,320
NVIDIA Corp * †	75,340	1,390,776
Oracle Corp	313,890	10,474,509
QUALCOMM Inc	142,398	7,807,682
SanDisk Corp * †	120,922	5,573,295
Teradyne Inc * †	67,213	1,197,064
Texas Instruments Inc †	418,225	14,453,856
Visa Inc ‘A’ †	14,180	1,043,932
Vishay Intertechnology Inc * †	709,081	12,579,097
Vishay Precision Group Inc * †	10,988	172,182
Xilinx Inc	296,755	9,733,564

		377,907,602

Materials - 5.6%

Air Products & Chemicals Inc †	90,780	8,186,540
Alcoa Inc †	501,190	8,846,004
Ball Corp	50,842	1,822,686
Cabot Corp	49,673	2,299,363
Commercial Metals Co †	116,845	2,017,913
Crown Holdings Inc * †	127,167	4,906,103
E.I. du Pont de Nemours & Co †	395,391	21,734,643
Freeport-McMoRan Copper & Gold Inc †	375,930	20,882,911
Georgia Gulf Corp * †	59,440	2,199,280
Newmont Mining Corp †	108,489	5,921,330
The Dow Chemical Co †	288,470	10,889,742
The Lubrizol Corp	20,905	2,800,434
Westlake Chemical Corp †	9,120	512,544

		93,019,493

Telecommunication Services - 5.0%

American Tower Corp ‘A’ * †	24,200	1,254,044
AT&T Inc †	1,466,102	44,862,721
MetroPCS Communications Inc * †	704,246	11,436,955
Qwest Communications International Inc	112,984	771,681

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Sprint Nextel Corp * †	2,502,240	$11,610,394
Verizon Communications Inc †	321,374	12,385,754

		82,321,549

Utilities - 3.8%

American Water Works Co Inc †	65,240	1,829,982
CMS Energy Corp †	364,584	7,160,430
Consolidated Edison Inc †	72,006	3,652,144
Constellation Energy Group Inc	11,400	354,882
Entergy Corp †	121,358	8,156,471
Exelon Corp †	103,405	4,264,422
NextEra Energy Inc †	246,271	13,574,458
Northeast Utilities †	90,830	3,142,718
NV Energy Inc	191,074	2,845,092
PG&E Corp	94,290	4,165,732
Progress Energy Inc †	10,369	478,426
Public Service Enterprise Group Inc †	93,620	2,949,966
SCANA Corp †	15,700	618,109
Sempra Energy †	72,520	3,879,820
Southern Co †	40,830	1,556,031
Westar Energy Inc †	121,150	3,200,783
Xcel Energy Inc	35,150	839,734

		62,669,200

Total Common Stocks
(Cost $1,771,146,486)		2,027,989,949

	Principal
	Amount
U.S. TREASURY OBLIGATIONS - 0.1%

U.S. Treasury Notes - 0.1%

1.125% due 06/30/11 ‡	$1,270,000	1,273,324

Total U.S. Treasury Obligations
(Cost $1,275,385)		1,273,324

SHORT-TERM INVESTMENTS - 1.0%

U.S. Treasury Bills - 0.1%

0.142% due 07/07/11 ‡	1,600,000	1,599,085

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $14,128,598; collateralized by Fannie Mae: 2.000% due 07/14/14 and value $503,125; Federal Home Loan Bank: 0.800% - 4.875% due 11/18/13 - 11/27/13 and value $9,538,650; Freddie Mac: 4.500% due 01/15/14 and value $10,963; and U.S. Treasury Notes: 0.750% due 05/31/12 and value $4,362,094)	14,128,594	14,128,594

Total Short-Term Investments
(Cost $15,727,679)		15,727,679

TOTAL INVESTMENTS - 123.8%
(Cost $1,788,149,550)		2,044,990,952

TOTAL SECURITIES SOLD SHORT - (24.2%)
(See Securities Sold Short)
(Proceeds $352,849,540)		(399,629,722)

OTHER ASSETS & LIABILITIES, NET - 0.4%		6,333,124

NET ASSETS - 100.0%		$1,651,694,354

SECURITIES SOLD SHORT

	Shares	Value

COMMON STOCKS - (24.1%)

Consumer Discretionary - (4.0%)

Apollo Group Inc ‘A’	28,454	($1,186,816)
Central European Media Enterprises Ltd ‘A’ (Bermuda)	151,687	(3,200,596)
Choice Hotels International Inc	12,080	(469,308)
Clear Channel Outdoor Holdings Inc ‘A’	61,988	(901,925)
DeVry Inc	1,529	(84,202)
Dollar General Corp	76,520	(2,398,902)
DreamWorks Animation SKG Inc ‘A’	166,466	(4,649,395)
Ford Motor Co	225,880	(3,367,871)
Gentex Corp	51,825	(1,567,706)
Hyatt Hotels Corp ‘A’	1,300	(55,952)
ITT Educational Services Inc	6,634	(478,643)
Lamar Advertising Co ‘A’	36,045	(1,331,502)
Liberty Media Corp - Capital ‘A’	143,207	(10,550,060)
LKQ Corp	87,567	(2,110,365)
McDonald’s Corp	9,730	(740,356)
MDC Holdings Inc	297,264	(7,535,642)
Morningstar Inc	26,141	(1,526,111)
Netflix Inc	8,820	(2,093,251)
O’Reilly Automotive Inc	25,369	(1,457,703)
Phillips-Van Heusen Corp	28,400	(1,846,852)
PulteGroup Inc	450,788	(3,335,831)
Ross Stores Inc	12,182	(866,384)
Service Corp International	16,928	(187,224)
The New York Times Co ‘A’	78,223	(740,772)
Tiffany & Co	14,500	(890,880)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Toll Brothers Inc	514,684	($10,175,303)
Viacom Inc ‘B’	50,146	(2,332,792)

		(66,082,344)

Consumer Staples - (0.6%)

Central European Distribution Corp	108,276	(1,228,933)
Church & Dwight Co Inc	11,590	(919,550)
Lorillard Inc	10,860	(1,031,809)
SUPERVALU Inc	273,662	(2,443,802)
The Estee Lauder Cos Inc ‘A’	11,050	(1,064,778)
The Hershey Co	14,170	(770,139)
Whole Foods Market Inc	32,270	(2,126,593)

		(9,585,604)

Energy - (3.5%)

Cobalt International Energy Inc	307,669	(5,171,916)
Denbury Resources Inc	22,060	(538,264)
Diamond Offshore Drilling Inc	164,846	(12,808,534)
Encana Corp (NYSE) (Canada)	87,160	(3,009,635)
EQT Corp	6,166	(307,683)
Range Resources Corp	19,470	(1,138,216)
Southwestern Energy Co	382,283	(16,426,701)
Spectra Energy Corp	325,423	(8,844,997)
Teekay Corp	10,141	(374,507)
Tenaris SA ADR (Luxembourg)	110,810	(5,480,663)
TransCanada Corp (NYSE) (Canada)	63,500	(2,573,655)
Ultra Petroleum Corp (Canada)	13,100	(645,175)

		(57,319,946)

Financials - (3.0%)

American National Insurance Co	2,202	(174,332)
Aon Corp	28,060	(1,486,058)
BlackRock Inc	8,700	(1,748,787)
Douglas Emmett Inc REIT	537,879	(10,085,231)
Federal Realty Investment Trust REIT	5,200	(424,112)
Federated Investors Inc ‘B’	24,477	(654,760)
Franklin Resources Inc	14,670	(1,834,924)
General Growth Properties Inc REIT	5,716	(88,484)
Genworth Financial Inc ‘A’	365,614	(4,921,164)
Greenhill & Co Inc	18,724	(1,231,852)
Highwoods Properties Inc REIT	7,040	(246,470)
Interactive Brokers Group Inc ‘A’	164,795	(2,618,593)
KeyCorp	139,410	(1,237,961)
Kimco Realty Corp REIT	69,510	(1,274,813)
Lincoln National Corp	44,460	(1,335,578)
MBIA Inc	76,370	(766,755)
Principal Financial Group Inc	25,600	(822,016)
SunTrust Banks Inc	44,400	(1,280,496)
Synovus Financial Corp	1,047,801	(2,514,722)
T. Rowe Price Group Inc	12,900	(856,818)
Taubman Centers Inc REIT	16,300	(873,354)
The Hartford Financial Services Group Inc	29,400	(791,742)
The Howard Hughes Corp	85,165	(6,016,056)
The Travelers Cos Inc	54,590	(3,247,013)
Torchmark Corp	13,570	(902,134)
UMB Financial Corp	6,420	(239,819)
White Mountains Insurance Group Ltd (Bermuda)	6,823	(2,484,937)
Zions Bancorp	4,858	(112,025)

		(50,271,006)

Health Care - (3.9%)

Alere Inc	70,093	(2,743,440)
Allscripts Healthcare Solutions Inc	250,811	(5,264,523)
AmerisourceBergen Corp	68,004	(2,690,238)
BioMarin Pharmaceutical Inc	206,789	(5,196,607)
Brookdale Senior Living Inc	11,847	(331,716)
Dendreon Corp	267,506	(10,012,750)
Edwards Lifesciences Corp	10,030	(872,610)
Eli Lilly & Co	215,980	(7,596,017)
Express Scripts Inc	38,930	(2,164,897)
Human Genome Sciences Inc	444,561	(12,203,199)
Life Technologies Corp	24,780	(1,298,968)
Omnicare Inc	117,610	(3,527,124)
Stryker Corp	13,500	(820,800)
Vertex Pharmaceuticals Inc	156,949	(7,522,566)
Waters Corp	10,090	(876,821)
Zimmer Holdings Inc	13,700	(829,261)

		(63,951,537)

Industrials - (3.2%)

AMR Corp	420,763	(2,718,129)
Caterpillar Inc	46,422	(5,169,090)
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	22,000	(894,520)
Corrections Corp of America	164,093	(4,003,869)
Dover Corp	26,320	(1,730,277)
Eaton Corp	48,240	(2,674,426)
FedEx Corp	9,540	(892,467)
Heartland Express Inc	65,302	(1,146,703)
Ingersoll-Rand PLC (Ireland)	64,510	(3,116,478)
Iron Mountain Inc	79,500	(2,482,785)
ITT Corp	14,450	(867,722)
Knight Transportation Inc	75,267	(1,448,890)
Lockheed Martin Corp	112,416	(9,038,246)
Raytheon Co	82,229	(4,182,989)
Rockwell Automation Inc	53,020	(5,018,343)
The Boeing Co	57,530	(4,253,193)
United Parcel Service Inc ‘B’	14,820	(1,101,422)
Werner Enterprises Inc	96,540	(2,555,414)

		(53,294,963)

Information Technology - (2.6%)

Altera Corp	59,490	(2,618,750)
ASML Holding NV ‘NY’ (Netherlands)	18,330	(815,685)
Broadridge Financial Solutions Inc	20,780	(471,498)
Ciena Corp	387,991	(10,072,246)
Cree Inc	32,231	(1,487,783)
Equinix Inc	24,459	(2,228,215)
Intersil Corp ‘A’	232,900	(2,899,605)
Linear Technology Corp	219,238	(7,372,974)
Maxim Integrated Products Inc	54,580	(1,397,248)
Microchip Technology Inc	147,190	(5,594,692)
Monster Worldwide Inc	25,474	(405,037)
Rambus Inc	90,063	(1,783,247)
SAIC Inc	39,770	(672,908)
Silicon Laboratories Inc	38,318	(1,655,721)
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	288,710	(3,516,488)

		(42,992,097)

Materials - (1.3%)

AK Steel Holding Corp	263,727	(4,161,612)
Cliffs Natural Resources Inc	33,690	(3,311,053)
Eagle Materials Inc	13,192	(399,190)
OM Group Inc	34,481	(1,259,936)
Praxair Inc	60,210	(6,117,336)
United States Steel Corp	46,790	(2,523,852)
Vulcan Materials Co	70,308	(3,206,045)

		(20,979,024)

Telecommunication Services - (1.3%)

Frontier Communications Corp	258,011	(2,120,850)
Leap Wireless International Inc	503,747	(7,803,041)
SBA Communications Corp ‘A’	295,191	(11,713,179)

		(21,637,070)

Utilities - (0.7%)

Consolidated Edison Inc	47,606	(2,414,576)
Dominion Resources Inc	46,095	(2,060,447)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Exelon Corp	48,930	($2,017,873)
FirstEnergy Corp	33,060	(1,226,195)
GenOn Energy Inc	155,713	(593,267)
NRG Energy Inc	159,013	(3,425,140)
Ormat Technologies Inc	21,418	(542,518)

		(12,280,016)

Total Common Stocks
(Proceeds $351,744,774)		(398,393,607)

EXCHANGE-TRADED FUND - (0.1%)

iShares Dow Jones US Real Estate Index Fund	20,810	(1,236,115)

Total Exchange-Traded Fund
(Proceeds $1,104,766)		(1,236,115)

TOTAL SECURITIES SOLD SHORT - (24.2%)
(Proceeds $352,849,540)		($399,629,722)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	The portfolio engages in securities lending to help achieve its stated investment objective. The Fund, on behalf of the portfolio, entered into an agreement with State Street Bank & Trust Company to provide securities lending services to the portfolio, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and (ii) borrowing securities sold short. As of March 31, 2011, the total value of securities out on loan was $396,377,870, and the cash collateral was $407,229,963 (See Note 7 in Supplemental Notes to Schedules of Investments).

(c)	As of March 31, 2011, investments with a total aggregate value of $1,874,805 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(d)	Open futures contracts outstanding as of March 31, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (06/11)	396	$25,855,268	$300,532

(e)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks - Long (1)	$2,027,989,949	$2,027,989,949	$-	$-
	U.S. Treasury Obligations	1,273,324	-	1,273,324	-
	Short-Term Investments	15,727,679	-	15,727,679	-
	Derivatives:
	Equity Contracts
	Futures	300,532	300,532	-	-

	Total Assets	2,045,291,484	2,028,290,481	17,001,003	-

Liabilities	Common Stocks - Short (1)	(398,393,607)	(398,393,607)	-	-
	Exchange-Traded Fund - Short	(1,236,115)	(1,236,115)	-	-

	Total Liabilities	(399,629,722)	(399,629,722)	-	-

	Total	$1,645,661,762	$1,628,660,759	$17,001,003	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 10.9%

AutoZone Inc *	85,640	$23,427,678
Ford Motor Co *	3,150,960	46,980,814
Hyatt Hotels Corp ‘A’ *	532,720	22,928,269
McDonald’s Corp	160,150	12,185,813
The McGraw-Hill Cos Inc	874,350	34,449,390
The TJX Cos Inc	316,090	15,719,156
The Washington Post Co ‘B’	23,205	10,153,580

		165,844,700

Consumer Staples - 10.9%

Dr Pepper Snapple Group Inc	823,150	30,588,254
General Mills Inc	954,920	34,902,326
Mead Johnson Nutrition Co	414,140	23,991,130
Philip Morris International Inc	913,720	59,967,444
Sara Lee Corp	965,930	17,067,983

		166,517,137

Energy - 11.7%

Chevron Corp	628,067	67,473,238
Enterprise Products Partners LP	416,784	17,946,719
Kinder Morgan Inc *	229,950	6,815,718
Noble Energy Inc	200,240	19,353,196
Occidental Petroleum Corp	586,587	61,292,475
Plains All American Pipeline LP	81,710	5,207,378

		178,088,724

Financials - 18.6%

Aflac Inc	518,620	27,372,764
Bank of America Corp	2,501,820	33,349,261
CIT Group Inc *	1,231,700	52,408,835
Citigroup Inc *	7,883,330	34,844,319
State Street Corp	696,210	31,287,677
The Goldman Sachs Group Inc	128,450	20,355,471
The Progressive Corp	1,475,370	31,174,568
Wells Fargo & Co	1,649,890	52,301,513

		283,094,408

Health Care - 10.9%

Abbott Laboratories	745,900	36,586,395
Celgene Corp *	433,660	24,948,460
Express Scripts Inc *	312,650	17,386,466
Human Genome Sciences Inc *	278,100	7,633,845
Intuitive Surgical Inc *	6,560	2,187,498
Merck & Co Inc	579,460	19,127,975
Teva Pharmaceutical Industries Ltd ADR (Israel)	456,480	22,901,601
Waters Corp *	49,640	4,313,716
WellPoint Inc	452,390	31,572,298

		166,658,254

Industrials - 8.6%

KBR Inc	227,530	8,593,808
Norfolk Southern Corp	88,080	6,101,302
Precision Castparts Corp	107,730	15,855,701
The Boeing Co	213,520	15,785,534
Tyco International Ltd (Switzerland)	878,240	39,318,805
United Parcel Service Inc ‘B’	609,470	45,295,810

		130,950,960

Information Technology - 18.1%

Apple Inc *	205,590	71,637,835
Check Point Software Technologies Ltd * (Israel)	261,130	13,330,687
eBay Inc *	1,581,320	49,084,173
Google Inc ‘A’ *	64,900	38,045,029
Marvell Technology Group Ltd * (Bermuda)	1,336,550	20,783,352
Microsoft Corp	1,369,210	34,723,166
QUALCOMM Inc	739,880	40,567,620
Western Digital Corp *	186,820	6,966,518

		275,138,380

Materials - 1.6%

Praxair Inc	245,440	24,936,704

Telecommunication Services - 2.4%

America Movil SAB de CV ‘L’ ADR (Mexico)	620,210	36,034,201

Utilities - 3.5%

The AES Corp *	4,040,420	52,525,460

Total Common Stocks
(Cost $1,222,849,913)		1,479,788,928

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $40,768,700; collateralized by Federal Home Loan Bank: 0.800% due 11/18/13 and value $41,584,950)	$40,768,689	40,768,689

Total Short-Term Investment
(Cost $40,768,689)		40,768,689

TOTAL INVESTMENTS - 99.9%
(Cost $1,263,618,602)		1,520,557,617

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,727,473

NET ASSETS - 100.0%		$1,522,285,090

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,479,788,928	$1,479,788,928	$-	$-
	Short-Term Investment	40,768,689	-	40,768,689	-

	Total	$1,520,557,617	$1,479,788,928	$40,768,689	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% * + Δ	3,920,500	$11,761,500

Total Convertible Preferred Stocks
(Cost $11,761,500)		11,761,500

COMMON STOCKS - 97.4%

Consumer Discretionary - 16.9%

AutoZone Inc *	132,636	36,283,904
Cablevision Systems Corp ‘A’	682,400	23,617,864
Darden Restaurants Inc	633,000	31,099,290
DeVry Inc	639,600	35,222,772
DreamWorks Animation SKG Inc ‘A’ *	564,100	15,755,313
International Game Technology	1,903,600	30,895,428
Lear Corp	606,000	29,615,220
Mattel Inc	1,001,480	24,966,897
Newell Rubbermaid Inc	2,676,649	51,204,295
Ross Stores Inc	213,800	15,205,456
Sirius XM Radio Inc *	4,993,870	8,289,824
Stanley Black & Decker Inc	310,100	23,753,660
The Interpublic Group of Cos Inc	967,926	12,166,830
The TJX Cos Inc	296,400	14,739,972

		352,816,725

Consumer Staples - 6.8%

Avon Products Inc	561,800	15,191,072
Campbell Soup Co	751,129	24,869,881
Energizer Holdings Inc *	9,300	661,788
Molson Coors Brewing Co ‘B’	1,180,300	55,344,267
Ralcorp Holdings Inc *	673,220	46,068,445

		142,135,453

Energy - 8.8%

Arch Coal Inc	544,300	19,616,572
EQT Corp	767,200	38,283,280
Noble Energy Inc	203,600	19,677,940
Rowan Cos Inc *	829,300	36,638,474
The Williams Cos Inc	1,147,900	35,791,522
Tidewater Inc	567,100	33,940,935

		183,948,723

Financials - 13.5%

Ameriprise Financial Inc	853,000	52,101,240
City National Corp	542,462	30,947,457
Fifth Third Bancorp	1,637,000	22,721,560
Invesco Ltd (Bermuda)	1,606,000	41,049,360
KeyCorp	1,609,400	14,291,472
NYSE Euronext	291,300	10,245,021
PartnerRe Ltd (Bermuda)	351,600	27,860,784
Principal Financial Group Inc	936,400	30,067,804
The Macerich Co REIT	471,900	23,373,207
Weingarten Realty Investors REIT	1,170,000	29,320,200

		281,978,105

Health Care - 9.2%

CareFusion Corp *	962,033	27,129,331
DENTSPLY International Inc	390,300	14,437,197
HealthSouth Corp *	573,809	14,333,749
Hospira Inc *	429,000	23,680,800
Laboratory Corp of America Holdings *	194,100	17,882,433
Life Technologies Corp *	518,206	27,164,359
Medicis Pharmaceutical Corp ‘A’	324,200	10,387,368
Warner Chilcott PLC ‘A’ (Ireland)	1,165,241	27,126,810
Zimmer Holdings Inc *	473,500	28,660,955

		190,803,002

Industrials - 14.7%

Corrections Corp of America *	1,216,464	29,681,721
Dover Corp	1,108,400	72,866,216
Equifax Inc	1,124,789	43,698,053
Foster Wheeler AG * (Switzerland)	520,800	19,592,496
Joy Global Inc	198,600	19,623,666
Parker-Hannifin Corp	478,300	45,285,444
Rockwell Collins Inc	800,600	51,902,898
Thomas & Betts Corp *	407,600	24,239,972

		306,890,466

Information Technology - 15.2%

Amdocs Ltd * (United Kingdom)	851,300	24,560,005
Analog Devices Inc	645,495	25,419,593
AOL Inc *	514,600	10,050,138
BMC Software Inc *	771,400	38,369,436
Ingram Micro Inc ‘A’ *	2,080,194	43,746,480
Intuit Inc *	429,400	22,801,140
Lender Processing Services Inc	453,800	14,607,822
Motorola Mobility Holdings Inc *	553,900	13,515,160
Quest Software Inc *	668,900	16,983,371
Symantec Corp *	1,670,900	30,978,486
Teradata Corp *	438,100	22,211,670
Teradyne Inc *	1,411,700	25,142,377
Xilinx Inc	888,400	29,139,520

		317,525,198

Materials - 8.2%

Ball Corp	1,298,066	46,535,666
Cliffs Natural Resources Inc	270,600	26,594,568
Compass Minerals International Inc	349,091	32,650,482
Eastman Chemical Co	211,200	20,976,384
Rock-Tenn Co ‘A’	360,372	24,991,798
United States Steel Corp	362,000	19,526,280

		171,275,178

Utilities - 4.1%

CMS Energy Corp	1,079,600	21,203,344
Energen Corp	680,668	42,963,764
Wisconsin Energy Corp	685,500	20,907,750

		85,074,858

Total Common Stocks
(Cost $1,635,874,302)		2,032,447,708

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $43,680,814; collateralized by Federal Home Loan Bank: 1.125% due 05/18/12 and value $13,373,781; and U.S. Treasury Notes: 0.750% due 05/31/12 and value $31,183,688)	$43,680,801	$43,680,801

Total Short-Term Investment
(Cost $43,680,801)		43,680,801

TOTAL INVESTMENTS - 100.1%
(Cost $1,691,316,603)		2,087,890,009

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,065,700)

NET ASSETS - 100.0%		$2,086,824,309

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $11,761,500 or 0.6% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(c)	As of March 31, 2011, 0.6% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$11,761,500	$-	$-	$11,761,500
	Common Stocks (1)	2,032,447,708	2,032,447,708	-	-
	Short-Term Investment	43,680,801	-	43,680,801	-

	Total	$2,087,890,009	$2,032,447,708	$43,680,801	$11,761,500

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in the Supplemental Notes in Schedules of Investments) for the period ended March 31, 2011:

Convertible
Preferred
	Stocks (1)	Total
Value, Beginning of Period	$11,761,500	$11,761,500
Purchases	-	-
Sales	-	-
Total Net Realized Gains (Losses)	-	-
Total Change in Net Unrealized Appreciation (Depreciation)	-	-
Transfers In	-	-
Transfers Out	-	-

Value, End of Period	$11,761,500	$11,761,500

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%

Industrials - 0.5%

Better Place LLC ‘B’ 8.000% * + Δ	2,239,546	$6,718,638

Total Convertible Preferred Stocks
(Cost $6,718,638)		6,718,638

COMMON STOCKS - 97.8%

Consumer Discretionary - 21.7%

Betfair Group PLC * (United Kingdom)	272,785	4,266,614
Chipotle Mexican Grill Inc *	101,185	27,559,759
Ctrip.com International Ltd ADR * (Cayman)	729,119	30,251,147
Dollar Tree Inc *	362,851	20,145,488
Gafisa SA ADR (Brazil)	714,881	9,179,072
Groupe Aeroplan Inc (Canada)	953,418	12,912,200
Lululemon Athletica Inc *	236,723	21,080,183
Morningstar Inc	336,832	19,664,252
Naspers Ltd ‘N’ (South Africa)	454,488	24,447,667
Netflix Inc *	181,734	43,130,930
New Oriental Education & Technology Group ADR * (Cayman)	161,982	16,209,539
NVR Inc *	16,454	12,439,224
priceline.com Inc *	70,928	35,920,776
Wynn Resorts Ltd	159,702	20,322,080

		297,528,931

Consumer Staples - 3.4%

Mead Johnson Nutrition Co	463,475	26,849,107
Natura Cosmeticos SA (Brazil)	674,593	19,006,693

		45,855,800

Energy - 3.9%

Range Resources Corp	412,370	24,107,150
Ultra Petroleum Corp * (Canada)	604,523	29,772,758

		53,879,908

Financials - 6.8%

Greenhill & Co Inc	234,447	15,424,268
IntercontinentalExchange Inc *	146,530	18,102,316
Leucadia National Corp	685,655	25,739,489
Moody’s Corp	200,421	6,796,276
MSCI Inc ‘A’ *	734,465	27,043,002

		93,105,351

Health Care - 11.4%

Gen-Probe Inc *	351,068	23,293,362
IDEXX Laboratories Inc *	227,296	17,551,797
Illumina Inc *	567,243	39,746,717
Intuitive Surgical Inc *	101,324	33,787,501
Ironwood Pharmaceuticals Inc ‘A’ *	749,595	10,494,330
Techne Corp	233,170	16,694,972
Valeant Pharmaceuticals International Inc (NYSE) (Canada)	305,430	15,213,468

		156,782,147

Industrials - 18.2%

C.H. Robinson Worldwide Inc	238,894	17,709,212
Covanta Holding Corp	903,246	15,427,442
Edenred * (France)	1,648,508	49,750,754
Expeditors International of Washington Inc	489,055	24,521,218
Fastenal Co	287,675	18,649,970
IHS Inc ‘A’ *	233,489	20,722,149
Intertek Group PLC (United Kingdom)	892,689	29,135,022
Schindler Holding AG (Switzerland)	214,204	25,741,592
Stericycle Inc *	224,454	19,902,336
Verisk Analytics Inc ‘A’ *	831,550	27,241,578

		248,801,273

Information Technology - 22.9%

Akamai Technologies Inc *	356,338	13,540,844
Alibaba.com Ltd (Cayman)	6,096,300	10,465,489
ARM Holdings PLC ADR (United Kingdom)	783,521	22,071,787
Autodesk Inc *	410,588	18,111,037
Citrix Systems Inc *	166,072	12,199,649
FactSet Research Systems Inc	200,922	21,042,561
First Solar Inc *	74,387	11,964,405
Gartner Inc *	502,552	20,941,342
Motorola Solutions Inc *	1,080,248	48,276,283
NVIDIA Corp *	275,715	5,089,699
Red Hat Inc *	515,672	23,406,352
Rovi Corp *	221,081	11,860,996
salesforce.com inc *	208,364	27,833,263
Solera Holdings Inc	521,283	26,637,561
Teradata Corp *	552,297	28,001,458
Youku.com Inc ADR * (Cayman)	273,510	12,994,460

		314,437,186

Materials - 8.3%

Intrepid Potash Inc *	602,595	20,982,358
Lynas Corp Ltd * (Australia)	5,072,071	11,814,725
Martin Marietta Materials Inc	178,498	16,005,915
Molycorp Inc *	495,037	29,712,121
Nalco Holding Co	576,464	15,743,232
Rockwood Holdings Inc *	401,887	19,780,878

		114,039,229

Telecommunication Services - 1.2%

Millicom International Cellular SA (Luxembourg)	175,495	16,877,354

Total Common Stocks
(Cost $966,891,590)		1,341,307,179

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $22,883,810; collateralized by U.S. Treasury Notes: 0.750% due 05/31/12 and value $23,345,000)	$22,883,803	22,883,803

Total Short-Term Investment
(Cost $22,883,803)		22,883,803

TOTAL INVESTMENTS - 100.0%
(Cost $996,494,031)		1,370,909,620

OTHER ASSETS & LIABILITIES, NET - 0.0%		308,252

NET ASSETS - 100.0%		$1,371,217,872

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Investments with a total aggregate value of $6,718,638 or 0.5% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(c)	As of March 31, 2011, 0.5% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$6,718,638	$-	$-	$6,718,638
	Common Stocks
	Consumer Discretionary	297,528,931	273,081,264	24,447,667	-
	Consumer Staples	45,855,800	45,855,800	-	-
	Energy	53,879,908	53,879,908	-	-
	Financials	93,105,351	93,105,351	-	-
	Health Care	156,782,147	156,782,147	-	-
	Industrials	248,801,273	193,924,659	54,876,614	-
	Information Technology	314,437,186	303,971,697	10,465,489	-
	Materials	114,039,229	102,224,504	11,814,725	-
	Telecommunication Services	16,877,354	16,877,354	-	-

		1,341,307,179	1,239,702,684	101,604,495	-
	Short-Term Investment	22,883,803	-	22,883,803	-

	Total	$1,370,909,620	$1,239,702,684	$124,488,298	$6,718,638

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in the Supplemental Notes to Schedules of Investments) for the period ended March 31, 2011:

Convertible
Preferred
	Stocks (1)	Total
Value, Beginning of Period	$6,718,638	$6,718,638
Purchases	-	-
Sales	-	-
Total Net Realized Gains (Losses)	-	-
Total Change in Net Unrealized Appreciation (Depreciation)	-	-
Transfers In	-	-
Transfers Out	-	-

Value, End of Period	$6,718,638	$6,718,638

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Consumer Discretionary - 12.9%

CBS Corp ‘B’	194,200	$4,862,768
Dana Holding Corp *	771,912	13,423,550
Darden Restaurants Inc	231,373	11,367,355
DreamWorks Animation SKG Inc ‘A’ *	304,700	8,510,271
Gaylord Entertainment Co *	199,300	6,911,724
Genesco Inc *	173,300	6,966,660
Jarden Corp	348,300	12,389,031
Lear Corp	258,000	12,608,460
M.D.C. Holdings Inc	137,500	3,485,625
Macy’s Inc	662,960	16,083,410
Mattel Inc	371,095	9,251,398
Melco Crown Entertainment Ltd ADR * (Cayman)	1,080,900	8,214,840
Stanley Black & Decker Inc	149,500	11,451,700
The Gap Inc	136,600	3,095,356
The Goodyear Tire & Rubber Co *	747,230	11,193,505
The Interpublic Group of Cos Inc	328,751	4,132,400
Viacom Inc ‘B’	326,105	15,170,405

		159,118,458

Consumer Staples - 7.5%

Avon Products Inc	482,535	13,047,746
Coca-Cola Enterprises Inc	422,800	11,542,440
H.J. Heinz Co	303,600	14,821,752
Molson Coors Brewing Co ‘B’	273,300	12,815,037
Safeway Inc	455,662	10,726,284
The J.M. Smucker Co	155,996	11,136,554
The Kroger Co	486,602	11,663,850
TreeHouse Foods Inc *	125,900	7,159,933

		92,913,596

Energy - 10.4%

Alpha Natural Resources Inc *	292,500	17,365,725
Cameron International Corp *	228,100	13,024,510
Cimarex Energy Co	76,151	8,775,641
CONSOL Energy Inc	155,880	8,359,844
Denbury Resources Inc *	690,700	16,853,080
EQT Corp	254,084	12,678,792
Nabors Industries Ltd * (Bermuda)	466,900	14,184,422
Newfield Exploration Co *	208,633	15,858,194
Noble Energy Inc	161,300	15,589,645
Whiting Petroleum Corp *	77,710	5,707,800

		128,397,653

Financials - 26.9%

Alexandria Real Estate Equities Inc REIT	179,028	13,958,813
Aon Corp	272,978	14,456,915
AXIS Capital Holdings Ltd (Bermuda)	360,743	12,597,146
BioMed Realty Trust Inc REIT	308,500	5,867,670
Capitol Federal Financial Inc	1,321,400	14,892,178
Comerica Inc	296,100	10,872,792
Discover Financial Services	551,100	13,292,532
DuPont Fabros Technology Inc REIT	563,900	13,674,575
Forestar Group Inc *	781,915	14,872,023
HCC Insurance Holdings Inc	354,732	11,106,659
Lincoln National Corp	402,402	12,088,156
Loews Corp	242,663	10,456,349
M&T Bank Corp	104,800	9,271,656
Mack-Cali Realty Corp REIT	465,000	15,763,500
MFA Financial Inc REIT	1,852,456	15,190,139
NYSE Euronext	377,799	13,287,191
People’s United Financial Inc	1,120,283	14,093,160
PHH Corp *	314,934	6,856,113
RenaissanceRe Holdings Ltd (Bermuda)	122,000	8,416,780
Simon Property Group Inc REIT	146,063	15,652,111
SunTrust Banks Inc	259,200	7,475,328
TCF Financial Corp	260,098	4,125,154
The Hanover Insurance Group Inc	241,458	10,925,974
The Hartford Financial Services Group Inc	269,700	7,263,021
The Travelers Cos Inc	152,939	9,096,812
U-Store-It Trust REIT	1,369,586	14,408,045
Washington Federal Inc	803,937	13,940,268
XL Group PLC (Ireland)	370,620	9,117,252
Zions Bancorp	379,755	8,757,150

		331,775,462

Health Care - 5.4%

Covidien PLC (Ireland)	153,700	7,983,178
Hologic Inc *	272,500	6,049,500
Hospira Inc *	212,300	11,718,960
Thermo Fisher Scientific Inc *	169,630	9,422,947
Universal Health Services Inc ‘B’	258,778	12,786,221
WellPoint Inc	198,358	13,843,405
Zimmer Holdings Inc *	89,929	5,443,402

		67,247,613

Industrials - 11.5%

Avery Dennison Corp	205,500	8,622,780
Corrections Corp of America *	625,580	15,264,152
Dover Corp	204,700	13,456,978
Fluor Corp	142,000	10,459,720
GrafTech International Ltd *	219,100	4,520,033
Harsco Corp	252,800	8,921,312
Hertz Global Holdings Inc *	1,207,334	18,870,630
Manpower Inc	209,300	13,160,784
Orbital Sciences Corp *	240,843	4,556,750
Owens Corning *	194,530	7,001,135
Quanta Services Inc *	417,300	9,360,039
Republic Services Inc	304,700	9,153,188
Spirit AeroSystems Holdings Inc ‘A’ *	296,000	7,598,320
Towers Watson & Co ‘A’	201,900	11,197,374

		142,143,195

Information Technology - 8.4%

Broadridge Financial Solutions Inc	663,200	15,048,008
Dell Inc *	608,841	8,834,283
Electronic Arts Inc *	249,100	4,864,923
Ingram Micro Inc ‘A’ *	528,300	11,110,149
Jabil Circuit Inc	427,700	8,737,911
ON Semiconductor Corp *	1,230,931	12,149,289
Take-Two Interactive Software Inc *	313,113	4,812,547
TE Connectivity Ltd (Switzerland)	217,900	7,587,278
Teradyne Inc *	386,300	6,880,003
TiVo Inc *	59,278	519,275
Xerox Corp	1,404,723	14,960,300
Yahoo! Inc *	533,988	8,890,900

		104,394,866

Materials - 6.7%

Ashland Inc	233,450	13,484,072
Coeur d’Alene Mines Corp *	309,100	10,750,498
Crown Holdings Inc *	348,000	13,425,840
Cytec Industries Inc	159,500	8,672,015
Freeport-McMoRan Copper & Gold Inc	144,862	8,047,084
International Paper Co	326,728	9,860,651
Owens-Illinois Inc *	238,675	7,205,599
Walter Energy Inc	84,300	11,416,749

		82,862,508

Utilities - 9.1%

American Electric Power Co Inc	492,607	17,310,210
American Water Works Co Inc	577,839	16,208,384
CMS Energy Corp	550,685	10,815,453
Northeast Utilities	424,569	14,690,087
NRG Energy Inc *	413,975	8,917,022
PPL Corp	432,260	10,936,178

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Westar Energy Inc	665,700	$17,587,794
Wisconsin Energy Corp	523,524	15,967,482

		112,432,610

Total Common Stocks
(Cost $1,071,970,352)		1,221,285,961

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $14,286,413; collateralized by U.S. Treasury Notes: 0.750% due 05/31/12 and value $14,575,531)	$14,286,409	14,286,409

Total Short-Term Investment
(Cost $14,286,409)		14,286,409

TOTAL INVESTMENTS - 100.0%
(Cost $1,086,256,761)		1,235,572,370

OTHER ASSETS & LIABILITIES, NET - 0.0%		118,363

NET ASSETS - 100.0%		$1,235,690,733

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,221,285,961	$1,221,285,961	$-	$-
	Short-Term Investment	14,286,409	-	14,286,409	-

	Total	$1,235,572,370	$1,221,285,961	$14,286,409	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.0%

Consumer Discretionary - 15.4%

99 Cents Only Stores *	3,902	$76,479
AH Belo Corp ‘A’ *	10,591	88,541
America’s Car-Mart Inc *	2,760	71,153
American Greetings Corp ‘A’	20,008	472,189
Arctic Cat Inc *	6,829	106,191
Ascena Retail Group Inc *	1,963	63,621
Ascent Media Corp ‘A’ *	7,796	380,835
Audiovox Corp ‘A’ *	9,593	76,744
Autoliv Inc	122,000	9,056,060
Barnes & Noble Inc	20,412	187,586
Beazer Homes USA Inc *	41,233	188,435
bebe Stores Inc	15,779	92,307
Biglari Holdings Inc *	717	303,685
Blyth Inc	2,169	70,471
Bob Evans Farms Inc	16,441	535,977
Boyd Gaming Corp *	29,473	276,162
Brown Shoe Co Inc	538,653	6,582,340
Brunswick Corp	313,200	7,964,676
Build-A-Bear Workshop Inc *	9,529	57,650
Cabela’s Inc *	21,735	543,592
Callaway Golf Co	34,781	237,206
Cavco Industries Inc *	2,915	131,641
Charming Shoppes Inc *	62,658	266,923
Christopher & Banks Corp	9,734	63,076
Churchill Downs Inc	5,230	217,045
Cinemark Holdings Inc	31,002	599,889
CKX Inc *	24,595	103,791
Collective Brands Inc *	10,668	230,215
Columbia Sportswear Co	6,106	362,819
Core-Mark Holding Co Inc *	4,983	164,688
Cracker Barrel Old Country Store Inc	892	43,833
CSS Industries Inc	3,720	70,122
Cumulus Media Inc ‘A’ *	10,391	45,097
Dana Holding Corp *	5,740	99,819
Dex One Corp *	25,972	125,704
Dillard’s Inc ‘A’	21,550	864,586
Domino’s Pizza Inc *	13,300	245,119
Drew Industries Inc	123,859	2,765,771
Ethan Allen Interiors Inc	135,844	2,974,984
EW Scripps Co ‘A’ *	17,765	175,874
Exide Technologies *	31,149	348,246
Fisher Communications Inc *	3,904	121,336
Fred’s Inc ‘A’	550,373	7,330,968
Furniture Brands International Inc *	25,843	117,586
Gaiam Inc ‘A’	10,064	66,422
GameStop Corp ‘A’ *	304,000	6,846,080
Gaylord Entertainment Co *	18,622	645,811
Genesco Inc *	11,748	472,270
Gentex Corp	457,600	13,842,400
Gray Television Inc *	29,118	60,274
Group 1 Automotive Inc	343,848	14,716,694
Haverty Furniture Cos Inc	9,130	121,064
Helen of Troy Ltd * (Bermuda)	16,490	484,806
Hillenbrand Inc	167,200	3,594,800
Hooker Furniture Corp	6,624	79,223
Hot Topic Inc	14,965	85,301
Hovnanian Enterprises Inc ‘A’ *	33,104	116,857
Iconix Brand Group Inc *	38,867	834,863
Isle of Capri Casinos Inc *	8,480	80,560
Jack in the Box Inc *	2,029	46,018
JAKKS Pacific Inc *	15,109	292,359
Journal Communications Inc ‘A’ *	21,306	127,836
K-Swiss Inc ‘A’ *	7,397	83,364
Kid Brands Inc *	6,433	47,283
La-Z-Boy Inc *	682,689	6,519,680
Libbey Inc *	11,237	185,411
Life Time Fitness Inc *	2,726	101,707
Lifetime Brands Inc *	5,639	84,585
LIN TV Corp ‘A’ *	16,841	99,867
Lions Gate Entertainment Corp * (Canada)	12,419	77,619
Lithia Motors Inc ‘A’	10,600	154,548
Live Nation Entertainment Inc *	75,679	756,790
LodgeNet Interactive Corp *	10,935	39,803
M.D.C. Holdings Inc	167,400	4,243,590
M/I Homes Inc *	10,247	153,603
Mac-Gray Corp	6,727	108,507
Marcus Corp	11,974	130,517
MarineMax Inc *	12,685	125,074
Media General Inc ‘A’ *	9,788	67,341
Meritage Homes Corp *	17,349	418,631
Modine Manufacturing Co *	24,935	402,451
Morgans Hotel Group Co *	8,608	84,358
Movado Group Inc *	8,700	127,716
Multimedia Games Inc *	14,708	84,277
New York & Co Inc *	12,667	88,796
Nexstar Broadcasting Group Inc ‘A’ *	3,058	26,513
O’Charley’s Inc *	10,728	64,046
OfficeMax Inc *	29,060	376,036
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	54,997	680,313
Pacific Sunwear of California Inc *	36,854	133,043
Papa John’s International Inc *	2,448	77,528
Penske Automotive Group Inc *	14,896	298,218
Perry Ellis International Inc *	5,549	152,708
Pier 1 Imports Inc *	616,900	6,261,535
Pinnacle Entertainment Inc *	30,746	418,761
Quiksilver Inc *	70,096	309,824
RC2 Corp *	10,809	303,733
Red Lion Hotels Corp *	7,966	65,321
Red Robin Gourmet Burgers Inc *	8,626	232,039
Regis Corp	481,458	8,541,065
Rent-A-Center Inc	35,123	1,226,144
Ruby Tuesday Inc *	34,979	458,575
Saks Inc *	627,325	7,095,046
Sally Beauty Holdings Inc *	5,343	74,855
Scholastic Corp	13,881	375,342
Scientific Games Corp ‘A’ *	17,239	150,669
Sealy Corp *	16,830	42,748
Select Comfort Corp *	5,174	62,398
Shoe Carnival Inc *	4,365	122,438
Sinclair Broadcast Group Inc ‘A’	23,409	293,549
Skyline Corp	4,126	82,726
Sonic Automotive Inc ‘A’	18,217	255,220
Spartan Motors Inc	18,109	124,228
Speedway Motorsports Inc	6,015	96,120
Stage Stores Inc	19,962	383,670
Standard Motor Products Inc	8,279	114,499
Standard Pacific Corp *	57,532	214,594
Stein Mart Inc	9,566	96,712
Steinway Musical Instruments Inc *	3,291	73,093
Stewart Enterprises Inc ‘A’	44,169	337,451
Summit Hotel Properties Inc REIT *	12,066	119,936
Superior Industries International Inc	9,365	240,119
The Bon-Ton Stores Inc *	4,331	67,131
The Cato Corp ‘A’	285,748	7,000,826
The Children’s Place Retail Stores Inc *	1,521	75,791
The Finish Line Inc ‘A’	19,509	387,254
The Jones Group Inc	46,697	642,084
The Men’s Wearhouse Inc	436,702	11,817,156
The Pep Boys-Manny, Moe & Jack	28,479	361,968
The Ryland Group Inc	23,974	381,187
The Timberland Co ‘A’ *	6,383	263,554
The Wet Seal Inc ‘A’ *	17,054	72,991
Thor Industries Inc	487,800	16,277,886
Tuesday Morning Corp *	16,507	80,884
Unifi Inc *	7,820	132,940
Universal Electronics Inc *	4,812	142,243

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Vail Resorts Inc *	19,365	$944,237
Vera Bradley Inc *	1,935	81,676
Warner Music Group Corp *	17,810	120,574
West Marine Inc *	8,451	88,144
Weyco Group Inc	2,446	59,829
Winnebago Industries Inc *	352,250	4,709,583

		175,288,941

Consumer Staples - 1.6%

Alliance One International Inc *	47,992	192,928
B&G Foods Inc	12,255	230,026
Casey’s General Stores Inc	12,575	490,425
Central Garden & Pet Co ‘A’ *	29,228	269,190
Chiquita Brands International Inc *	24,279	372,440
Darling International Inc *	14,477	222,512
Dole Food Co Inc *	19,519	266,044
Elizabeth Arden Inc *	13,218	396,672
Farmer Bros. Co	4,181	50,674
Fresh Del Monte Produce Inc (Cayman)	20,515	535,647
Imperial Sugar Co	6,827	91,072
Ingles Markets Inc ‘A’	7,024	139,145
John B. Sanfilippo & Son Inc *	4,459	52,170
Lancaster Colony Corp	139,000	8,423,400
Nash Finch Co	6,838	259,434
Nutraceutical International Corp *	6,220	93,176
Oil-Dri Corp of America	2,833	60,343
Pilgrim’s Pride Corp *	15,229	117,416
Prestige Brands Holdings Inc *	23,963	275,575
Rite Aid Corp *	279,307	296,065
Ruddick Corp	11,238	433,674
Sanderson Farms Inc	1,449	66,538
Seneca Foods Corp ‘A’ *	4,890	146,064
Smart Balance Inc *	19,934	91,497
Spartan Stores Inc	12,509	185,008
Spectrum Brands Holdings Inc *	9,728	270,049
The Andersons Inc	9,959	485,202
The Fresh Market Inc *	5,709	215,458
The Hain Celestial Group Inc *	22,765	734,854
The Pantry Inc *	11,594	171,939
TreeHouse Foods Inc *	18,664	1,061,422
Universal Corp	12,729	554,221
Vector Group Ltd	8,566	148,106
Village Super Market Inc ‘A’	2,028	59,015
Weis Markets Inc	6,031	244,014
Winn-Dixie Stores Inc *	30,089	214,835

		17,916,250

Energy - 12.4%

Abraxas Petroleum Corp *	27,348	159,986
Approach Resources Inc *	9,497	319,099
ATP Oil & Gas Corp *	23,870	432,286
Atwood Oceanics Inc *	251,500	11,677,145
Basic Energy Services Inc *	12,553	320,227
Berry Petroleum Co ‘A’	27,241	1,374,309
Bill Barrett Corp *	24,352	971,888
BPZ Resources Inc *	40,775	216,515
Bristow Group Inc *	302,410	14,303,993
Cal Dive International Inc *	50,280	350,954
Cheniere Energy Inc *	20,198	188,043
Cloud Peak Energy Inc *	13,483	291,098
Complete Production Services Inc *	41,566	1,322,215
Contango Oil & Gas Co *	2,217	140,203
Crosstex Energy Inc	22,719	226,054
CVR Energy Inc *	16,566	383,669
Dawson Geophysical Co *	4,434	194,564
Delek US Holdings Inc	7,815	105,971
Delta Petroleum Corp *	104,060	94,695
DHT Holdings Inc	32,915	158,321
Energy Partners Ltd *	15,565	280,170
Gastar Exploration Ltd * (Canada)	30,531	148,381
General Maritime Corp	45,285	92,834
Georesources Inc *	8,471	264,888
Global Industries Ltd *	942,779	9,229,806
GMX Resources Inc *	29,833	184,070
Golar LNG Ltd (Bermuda)	18,496	473,128
Goodrich Petroleum Corp *	13,194	293,171
Green Plains Renewable Energy Inc *	10,273	123,482
Gulf Island Fabrication Inc	7,867	253,081
GulfMark Offshore Inc ‘A’ *	12,451	554,194
Harvest Natural Resources Inc *	18,066	275,326
Helix Energy Solutions Group Inc *	611,850	10,523,820
Hercules Offshore Inc *	61,634	407,401
Hornbeck Offshore Services Inc *	12,515	386,088
International Coal Group Inc *	70,414	795,678
James River Coal Co *	3,441	83,169
Key Energy Services Inc *	63,728	990,970
Knightsbridge Tankers Ltd (Bermuda)	13,378	334,985
Matrix Service Co *	12,418	172,610
Miller Petroleum Inc *	12,394	61,970
Natural Gas Services Group Inc *	6,679	118,619
Newpark Resources Inc *	45,150	354,879
Nordic American Tanker Shipping Ltd (Bermuda)	25,112	623,782
Oasis Petroleum Inc *	13,145	415,645
Oil States International Inc *	191,100	14,550,354
Overseas Shipholding Group Inc	168,147	5,404,245
Parker Drilling Co *	62,352	430,852
Patriot Coal Corp *	41,783	1,079,255
Penn Virginia Corp	23,977	406,650
Petroleum Development Corp *	12,483	599,309
PetroQuest Energy Inc *	23,276	217,863
PHI Inc *	7,392	163,511
Pioneer Drilling Co *	29,198	402,932
Resolute Energy Corp *	18,608	337,549
REX American Resources Corp *	4,096	65,372
Rex Energy Corp *	14,673	170,940
Rosetta Resources Inc *	10,951	520,611
Rowan Cos Inc *	421,720	18,631,590
Ship Finance International Ltd (Bermuda)	24,109	499,780
Stone Energy Corp *	21,484	716,921
Swift Energy Co *	22,317	952,490
Targa Resources Corp	4,451	161,304
Teekay Corp	182,360	6,734,555
Teekay Tankers Ltd ‘A’	19,428	203,217
Tesco Corp * (Canada)	16,274	357,214
TETRA Technologies Inc *	36,161	556,879
Tidewater Inc	237,000	14,184,450
Union Drilling Inc *	8,491	87,033
Unit Corp *	179,200	11,101,440
USEC Inc *	61,680	271,392
Vaalco Energy Inc *	24,269	188,327
Vantage Drilling Co * (Cayman)	82,858	149,144
Venoco Inc *	8,571	146,478
W&T Offshore Inc	17,741	404,317
Warren Resources Inc *	32,989	167,914
Western Refining Inc *	27,804	471,278
Willbros Group Inc *	25,626	279,836
World Fuel Services Corp	16,701	678,228

		141,966,612

Financials - 20.8%

1st Source Corp	8,456	169,458
1st United Bancorp Inc *	12,844	90,165
Abington Bancorp Inc	12,139	148,460
Acadia Realty Trust REIT	17,874	338,176
Advance America Cash Advance Centers Inc	28,150	149,195
Agree Realty Corp REIT	5,148	115,573
Alexander’s Inc REIT	357	145,281
Alliance Financial Corp	2,744	91,512
Alterra Capital Holdings Ltd (Bermuda)	45,090	1,007,311

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

American Assets Trust Inc REIT	14,592	$310,372
American Campus Communities Inc REIT	35,344	1,166,352
American Capital Agency Corp REIT	64,464	1,878,481
American Capital Ltd *	181,718	1,799,008
American Equity Investment Life Holding Co	31,333	411,089
American National Bankshares Inc	3,602	81,081
American National Insurance Co	51,161	4,050,416
American Safety Insurance Holdings Ltd * (Bermuda)	6,403	137,216
Ameris Bancorp *	13,539	137,556
Amerisafe Inc *	10,819	239,208
Ames National Corp	4,729	90,324
AmTrust Financial Services Inc	12,699	242,170
Anworth Mortgage Asset Corp REIT	62,635	444,082
Apollo Commercial Real Estate Finance Inc REIT	8,520	139,302
Apollo Investment Corp	104,968	1,265,914
Argo Group International Holdings Ltd (Bermuda)	14,897	492,197
Arlington Asset Investment Corp ‘A’	3,712	112,993
Arrow Financial Corp	5,126	126,817
Arthur J. Gallagher & Co	185,740	5,648,353
Ashford Hospitality Trust Inc REIT	23,623	260,325
Aspen Insurance Holdings Ltd (Bermuda)	340,230	9,376,739
Associated Estates Realty Corp REIT	10,410	165,311
Asta Funding Inc	7,474	63,977
Astoria Financial Corp	45,872	659,181
Avatar Holdings Inc *	4,926	97,486
Baldwin & Lyons Inc ‘B’	5,106	119,583
BancFirst Corp	3,796	162,013
Banco Latinoamericano de Comerico Exterior SA ‘E’ (Panama)	14,959	261,184
Bancorp Rhode Island Inc	2,301	71,032
Bank Mutual Corp	25,329	107,142
Bank of Marin Bancorp	3,024	112,856
Bank of the Ozarks Inc	6,239	272,707
BankFinancial Corp	10,879	99,978
Beneficial Mutual Bancorp Inc *	19,306	166,418
Berkshire Hills Bancorp Inc	7,805	162,734
BioMed Realty Trust Inc REIT	70,036	1,332,085
BlackRock Kelso Capital Corp	36,021	364,893
BofI Holding Inc *	4,264	66,177
Boston Private Financial Holdings Inc	40,995	289,835
Bridge Bancorp Inc	2,502	55,970
Brookline Bancorp Inc	19,925	209,810
Bryn Mawr Bank Corp	5,317	109,371
Calamos Asset Management Inc ‘A’	10,866	180,267
Camden National Corp	4,339	148,567
Campus Crest Communities Inc REIT	15,830	187,269
Capital City Bank Group Inc	6,712	85,108
Capital Southwest Corp	1,593	145,807
CapLease Inc REIT	33,373	182,884
Capstead Mortgage Corp REIT	37,211	475,557
Cardinal Financial Corp	16,366	190,828
Cash America International Inc	10,987	505,951
Cathay General Bancorp	42,147	718,606
CBL & Associates Properties Inc REIT	74,097	1,290,770
Cedar Shopping Centers Inc REIT	31,144	187,798
Center Financial Corp *	20,533	150,712
Centerstate Banks Inc	14,236	99,652
Chatham Lodging Trust REIT	6,905	112,206
Chemical Financial Corp	246,619	4,915,117
Chesapeake Lodging Trust REIT	11,725	204,132
Citizens & Northern Corp	7,161	120,376
Citizens Inc *	21,094	153,986
Citizens Republic Bancorp Inc *	214,536	190,916
City Holding Co	8,556	302,540
Clifton Savings Bancorp Inc	6,213	73,748
CNA Surety Corp *	9,957	251,514
CNB Financial Corp	7,089	102,861
CNO Financial Group Inc *	108,497	814,812
CoBiz Financial Inc	18,675	129,791
Cogdell Spencer Inc REIT	25,100	149,094
Cohen & Steers Inc	2,180	64,702
Colonial Properties Trust REIT	41,982	808,153
Colony Financial Inc REIT	8,693	163,689
Columbia Banking System Inc	21,193	406,270
Community Bank System Inc	17,838	432,928
Community Trust Bancorp Inc	7,522	208,134
Compass Diversified Holdings	17,611	259,586
Consolidated-Tomoka Land Co	3,141	101,768
Coresite Realty Corp REIT	10,126	160,396
Cousins Properties Inc REIT	50,423	421,032
Cowen Group Inc ‘A’ *	21,180	84,932
CreXus Investment Corp REIT	7,865	89,818
CVB Financial Corp	48,446	451,032
Cypress Sharpridge Investments Inc REIT	37,469	475,107
Danvers Bancorp Inc	10,575	226,516
DCT Industrial Trust Inc REIT	123,976	688,067
Delphi Financial Group Inc ‘A’	25,369	779,082
DiamondRock Hospitality Co REIT	86,166	962,474
Dime Community Bancshares Inc	14,794	218,359
Donegal Group Inc ‘A’	6,463	86,410
DuPont Fabros Technology Inc REIT	14,290	346,532
Dynex Capital Inc REIT	15,761	158,556
Eagle Bancorp Inc *	9,551	134,192
EastGroup Properties Inc REIT	8,183	359,807
Education Realty Trust Inc REIT	36,459	292,766
EMC Insurance Group Inc	3,183	79,034
Encore Bancshares Inc *	4,948	60,069
Encore Capital Group Inc *	2,829	67,019
Enstar Group Ltd * (Bermuda)	3,592	358,769
Enterprise Financial Services Corp	8,625	121,354
Entertainment Properties Trust REIT	24,922	1,166,848
Equity Lifestyle Properties Inc REIT	4,691	270,436
Equity One Inc REIT	17,331	325,303
ESB Financial Corp	5,384	79,522
ESSA Bancorp Inc	8,420	111,144
Excel Trust Inc REIT	9,732	114,740
Extra Space Storage Inc REIT	47,376	981,157
F.N.B. Corp	62,959	663,588
FBL Financial Group Inc ‘A’	7,248	222,659
FBR Capital Markets Corp *	29,677	106,244
Federal Agricultural Mortgage Corp ‘C’	5,823	111,278
FelCor Lodging Trust Inc REIT *	28,308	173,528
Fifth Street Finance Corp	34,738	463,752
Financial Institutions Inc	7,074	123,795
First American Financial Corp	52,571	867,421
First Bancorp	8,426	111,729
First BanCorp PR *	10,692	53,460
First Busey Corp	33,372	169,530
First Commonwealth Financial Corp	56,792	389,025
First Community Bancshares Inc	9,013	127,804
First Financial Bancorp	31,128	519,526
First Financial Bankshares Inc	6,216	319,316
First Financial Corp	6,137	203,994
First Financial Holdings Inc	9,021	102,028
First Industrial Realty Trust Inc REIT *	41,140	489,155
First Interstate Bancsystem Inc	6,568	89,325
First Merchants Corp	14,358	118,741
First Midwest Bancorp Inc	39,707	468,146
First Potomac Realty Trust REIT	27,541	433,771
First South Bancorp Inc	5,417	27,031
FirstMerit Corp	57,264	976,924
Flagstar Bancorp Inc *	32,527	48,790
Flagstone Reinsurance Holdings SA (Luxembourg)	24,838	223,790
Flushing Financial Corp	17,077	254,447
Forestar Group Inc *	19,686	374,428
FPIC Insurance Group Inc *	5,159	195,526

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

Franklin Street Properties Corp REIT	37,308	$524,924
FXCM Inc ‘A’	7,195	93,751
GAMCO Investors Inc ‘A’	1,579	73,202
German American Bancorp Inc	6,500	111,735
Getty Realty Corp REIT	6,554	149,956
GFI Group Inc	15,534	77,981
Glacier Bancorp Inc	38,628	581,351
Gladstone Capital Corp	12,104	136,896
Gladstone Commercial Corp REIT	5,635	102,782
Gladstone Investment Corp	13,157	102,098
Gleacher & Co Inc *	23,106	40,204
Glimcher Realty Trust REIT	52,544	486,032
Global Indemnity PLC * (Ireland)	8,016	176,192
Golub Capital BDC Inc	4,330	68,327
Government Properties Income Trust REIT	15,174	407,574
Great Southern Bancorp Inc	5,641	120,999
Green Bankshares Inc *	7,496	20,914
Greenlight Capital Re Ltd ‘A’ * (Cayman)	15,379	433,842
Hallmark Financial Services Inc *	7,370	61,761
Hancock Holding Co	12,690	416,740
Hanmi Financial Corp *	58,197	72,164
Harleysville Group Inc	6,251	207,096
Harris & Harris Group Inc *	18,986	102,145
Hatteras Financial Corp REIT	36,280	1,020,194
HCC Insurance Holdings Inc	41,700	1,305,627
Healthcare Realty Trust Inc REIT	34,298	778,565
Heartland Financial USA Inc	7,467	126,939
Hercules Technology Growth Capital Inc	21,622	237,842
Heritage Financial Corp *	6,237	88,378
Hersha Hospitality Trust REIT	74,519	442,643
Highwoods Properties Inc REIT	38,385	1,343,859
Hilltop Holdings Inc *	22,203	222,918
Home Bancorp Inc *	4,864	74,516
Home BancShares Inc	12,061	274,388
Home Federal Bancorp Inc	9,719	114,490
Home Properties Inc REIT	13,617	802,722
Horace Mann Educators Corp	21,323	358,226
Hudson Pacific Properties Inc REIT	7,441	109,383
Hudson Valley Holding Corp	7,092	156,024
IBERIABANK Corp	14,167	851,862
Imperial Holdings Inc *	5,150	52,272
Independent Bank Corp	11,560	312,236
Infinity Property & Casualty Corp	6,939	412,801
Inland Real Estate Corp REIT	41,378	394,746
International Bancshares Corp	28,321	519,407
Internet Capital Group Inc *	18,934	268,863
INTL FCStone Inc *	6,952	176,720
Invesco Mortgage Capital Inc REIT	36,369	794,663
Investment Technology Group Inc *	23,515	427,738
Investors Bancorp Inc *	22,043	328,220
Investors Real Estate Trust REIT	40,806	387,657
iStar Financial Inc REIT *	50,393	462,608
JMP Group Inc	8,598	74,029
Kansas City Life Insurance Co	2,108	67,414
KBW Inc	6,335	165,914
Kearny Financial Corp	8,420	84,453
Kilroy Realty Corp REIT	29,203	1,133,952
Kite Realty Group Trust REIT	31,170	165,513
Knight Capital Group Inc ‘A’ *	52,353	701,530
LaBranche & Co Inc *	21,336	83,850
Lakeland Bancorp Inc	12,467	129,407
Lakeland Financial Corp	9,005	204,233
LaSalle Hotel Properties REIT	39,251	1,059,777
Lexington Realty Trust REIT	54,364	508,303
LTC Properties Inc REIT	11,028	312,534
Maiden Holdings Ltd (Bermuda)	28,301	211,974
Main Street Capital Corp	9,619	177,471
MainSource Financial Group Inc	11,655	116,667
Marlin Business Services Corp *	5,186	63,995
MB Financial Inc	28,311	593,399
MCG Capital Corp	42,217	274,410
Meadowbrook Insurance Group Inc	30,113	311,670
Medallion Financial Corp	10,396	91,381
Medical Properties Trust Inc REIT	61,077	706,661
Merchants Bancshares Inc	2,800	74,144
Meridian Interstate Bancorp Inc *	5,732	80,535
Metro Bancorp Inc *	7,651	94,490
MF Global Holdings Ltd *	62,305	515,885
MFA Financial Inc REIT	176,300	1,445,660
MGIC Investment Corp *	107,580	956,386
Mid-America Apartment Communities Inc REIT	6,786	435,661
MidSouth Bancorp Inc	4,611	66,675
MidWestOne Financial Group Inc	4,234	62,833
Mission West Properties Inc REIT	11,187	73,499
Monmouth Real Estate Investment Corp ‘A’ REIT	16,540	135,793
Montpelier Re Holdings Ltd (Bermuda)	498,136	8,802,063
MPG Office Trust Inc REIT *	28,970	107,479
MVC Capital Inc	13,066	179,266
Nara Bancorp Inc *	21,305	204,954
National Bankshares Inc	3,969	114,704
National Financial Partners Corp *	23,385	344,929
National Health Investors Inc REIT	7,329	351,206
National Interstate Corp	4,314	89,947
National Penn Bancshares Inc	67,738	524,292
National Retail Properties Inc REIT	44,576	1,164,771
National Western Life Insurance Co ‘A’	1,076	174,581
NBT Bancorp Inc	18,479	421,136
Nelnet Inc ‘A’	13,053	284,947
NetSpend Holdings Inc *	9,209	96,879
NewAlliance Bancshares Inc	56,304	835,551
Newcastle Investment Corp REIT *	42,017	253,783
NewStar Financial Inc *	14,858	162,249
NGP Capital Resources Co	12,514	120,635
Northfield Bancorp Inc	10,312	142,306
NorthStar Realty Finance Corp REIT	41,572	222,410
Northwest Bancshares Inc	58,610	734,969
OceanFirst Financial Corp	8,204	114,446
Ocwen Financial Corp *	40,582	447,214
Old National Bancorp	48,076	515,375
Old Republic International Corp	961,800	12,205,242
Omega Healthcare Investors Inc REIT	41,847	934,862
OmniAmerican Bancorp Inc *	7,081	112,163
One Liberty Properties Inc REIT	5,176	78,054
Oppenheimer Holdings Inc ‘A’	5,527	185,210
Oriental Financial Group Inc	25,391	318,657
Oritani Financial Corp	20,741	262,996
Orrstown Financial Services Inc	3,834	107,352
Pacific Continental Corp	10,716	109,196
PacWest Bancorp	16,697	363,160
Park National Corp	6,582	439,809
Parkway Properties Inc REIT	11,933	202,861
Peapack-Gladstone Financial Corp	5,197	68,912
Pebblebrook Hotel Trust REIT	20,182	447,031
PennantPark Investment Corp	22,678	270,322
Penns Woods Bancorp Inc	2,309	89,889
Pennsylvania REIT	30,397	433,765
Pennymac Mortgage Investment Trust REIT	14,376	264,375
Penson Worldwide Inc *	11,657	78,218
Peoples Bancorp Inc	6,113	73,478
PHH Corp *	29,732	647,266
PICO Holdings Inc *	12,217	367,243
Pinnacle Financial Partners Inc *	17,994	297,621
Piper Jaffray Cos *	7,972	330,280
Platinum Underwriters Holdings Ltd (Bermuda)	20,145	767,323
Post Properties Inc REIT	26,481	1,039,379
Potlatch Corp REIT	10,603	426,241
Presidential Life Corp	11,002	104,849
Primerica Inc	12,486	318,518

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
PrivateBancorp Inc	28,038	$428,701
ProAssurance Corp *	16,407	1,039,712
Prospect Capital Corp	45,398	554,310
Prosperity Bancshares Inc	24,801	1,060,739
Protective Life Corp	665,923	17,680,256
Provident Financial Services Inc	32,025	473,970
Provident New York Bancorp	21,541	222,303
PS Business Parks Inc REIT	7,901	457,784
Radian Group Inc	71,573	487,412
RAIT Financial Trust REIT	59,753	146,992
Ramco-Gershenson Properties Trust REIT	21,346	267,465
Redwood Trust Inc REIT	42,169	655,728
Renasant Corp	13,428	228,007
Republic Bancorp Inc ‘A’	5,484	106,828
Resource Capital Corp REIT	27,250	179,577
Retail Opportunity Investments Corp REIT	22,759	248,983
RLI Corp	118,810	6,849,396
Rockville Financial Inc	7,695	80,259
Roma Financial Corp	4,917	54,431
S&T Bancorp Inc	13,526	291,756
S.Y. Bancorp Inc	5,619	141,374
Sabra Health Care REIT Inc	13,720	241,609
Safeguard Scientifics Inc *	10,527	214,224
Safety Insurance Group Inc	7,001	322,816
Sanders Morris Harris Group Inc	12,344	98,875
Sandy Spring Bancorp Inc	13,249	244,577
Saul Centers Inc REIT	1,401	62,415
SCBT Financial Corp	7,165	238,451
SeaBright Holdings Inc	13,034	133,598
Selective Insurance Group Inc	28,545	493,828
Sierra Bancorp	6,593	73,710
Simmons First National Corp ‘A’	9,400	254,646
Solar Capital Ltd	3,351	80,022
Southside Bancshares Inc	8,891	190,267
Southwest Bancorp Inc *	11,020	156,374
Sovran Self Storage Inc REIT	14,831	586,566
StanCorp Financial Group Inc	170,100	7,845,012
Starwood Property Trust Inc REIT	38,963	868,875
State Auto Financial Corp	8,074	147,108
State Bancorp Inc	9,920	103,069
StellarOne Corp	12,837	182,285
Sterling Bancorp	15,212	152,272
Sterling Bancshares Inc	50,050	430,930
Stewart Information Services Corp	9,658	101,216
Stifel Financial Corp *	1,517	108,905
Strategic Hotels & Resorts Inc REIT *	58,531	377,525
Suffolk Bancorp	3,868	81,151
Sun Communities Inc REIT	10,952	390,439
Sunstone Hotel Investors Inc REIT *	63,962	651,773
Susquehanna Bancshares Inc	69,073	645,833
SVB Financial Group *	22,269	1,267,774
SWS Group Inc	15,824	96,052
Tanger Factory Outlet Centers Inc REIT	18,582	487,592
Taylor Capital Group Inc *	5,705	59,960
Tejon Ranch Co *	4,795	176,168
Terreno Realty Corp REIT *	5,778	99,555
Territorial Bancorp Inc	7,043	140,297
Texas Capital Bancshares Inc *	19,786	514,238
The Bancorp Inc *	14,757	136,207
The First Bancorp Inc	5,163	78,736
The First Marblehead Corp *	33,545	73,799
The First of Long Island Corp	3,573	99,151
The Hanover Insurance Group Inc	168,800	7,638,200
The Navigators Group Inc *	6,641	342,011
The Phoenix Cos Inc *	62,961	171,254
The PMI Group Inc *	78,149	211,002
THL Credit Inc	6,089	83,237
Thomas Properties Group Inc *	20,054	67,181
TICC Capital Corp	17,624	191,573
Tompkins Financial Corp	4,305	178,873
Tower Bancorp Inc	4,288	95,580
Tower Group Inc	389,097	9,350,001
TowneBank	12,827	200,871
TradeStation Group Inc *	17,855	125,342
Transatlantic Holdings Inc	180,000	8,760,600
Triangle Capital Corp	9,630	173,918
TriCo Bancshares	7,952	129,697
Trustco Bank Corp NY	558,357	3,311,057
Trustmark Corp	33,878	793,423
Two Harbors Investment Corp REIT	35,368	370,303
U-Store-It Trust REIT	51,600	542,832
UMB Financial Corp	16,830	628,685
UMH Properties Inc REIT	7,361	73,168
Umpqua Holdings Corp	60,870	696,353
Union First Market Bankshares Corp	10,173	114,446
United Bankshares Inc	21,099	559,545
United Community Banks Inc *	47,684	113,011
United Financial Bancorp Inc	9,543	157,555
United Fire & Casualty Co	12,362	249,836
Universal Health Realty Income Trust REIT	3,198	129,615
Universal Insurance Holdings Inc	11,554	62,623
Univest Corp of Pennsylvania	9,321	165,168
Urstadt Biddle Properties Inc ‘A’ REIT	10,725	203,989
Validus Holdings Ltd (Bermuda)	325,900	10,862,247
ViewPoint Financial Group	5,509	71,617
Virginia Commerce Bancorp Inc *	12,444	71,429
Walter Investment Management Corp REIT	14,539	234,514
Washington Banking Co	9,042	127,492
Washington REIT	25,038	778,431
Washington Trust Bancorp Inc	7,939	188,472
Webster Financial Corp	36,822	789,095
WesBanco Inc	12,507	259,020
West Bancorp Inc	9,478	75,634
West Coast Bancorp *	52,420	181,897
Westamerica Bancorp	8,686	446,200
Western Alliance Bancorp *	36,211	297,654
Westfield Financial Inc	17,049	154,464
Whitney Holding Corp	31,559	429,834
Wilshire Bancorp Inc *	11,325	55,492
Winthrop Realty Trust REIT	12,735	156,004
Wintrust Financial Corp	18,389	675,796
World Acceptance Corp *	4,667	304,288
WSFS Financial Corp	3,038	143,090

		237,137,329

Health Care - 4.7%

Affymetrix Inc *	37,030	192,926
Albany Molecular Research Inc *	14,650	62,409
Alkermes Inc *	37,976	491,789
Allied Healthcare International Inc *	24,200	61,468
American Dental Partners Inc *	8,661	113,632
AMERIGROUP Corp *	23,965	1,539,751
AMN Healthcare Services Inc *	12,401	107,393
AmSurg Corp *	16,627	422,991
Analogic Corp	2,070	117,059
AngioDynamics Inc *	13,567	205,133
Assisted Living Concepts Inc ‘A’ *	5,444	213,078
Cambrex Corp *	18,689	102,790
Cantel Medical Corp	7,191	185,168
Capital Senior Living Corp *	15,198	161,403
CardioNet Inc *	11,164	53,476
Celera Corp *	42,479	344,505
Centene Corp *	26,499	873,937
Chindex International Inc *	4,954	79,512
CONMED Corp *	15,649	411,256
Cross Country Healthcare Inc *	17,170	134,441
CryoLife Inc *	15,395	93,910
Cutera Inc *	7,881	67,540
Cynosure Inc ‘A’ *	6,087	84,548
DynaVox Inc ‘A’ *	6,167	34,042

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Enzon Pharmaceuticals Inc *	11,599	$126,429
Exelixis Inc *	31,862	360,041
Five Star Quality Care Inc *	17,954	145,966
Gentiva Health Services Inc *	10,831	303,593
Greatbatch Inc *	12,694	335,883
Hanger Orthopedic Group Inc *	7,246	188,613
HealthSouth Corp *	3,230	80,685
HealthSpring Inc *	30,966	1,157,199
Healthways Inc *	18,534	284,868
ICU Medical Inc *	5,010	219,338
Impax Laboratories Inc *	4,220	107,399
Invacare Corp	14,809	460,856
Kendle International Inc *	8,268	88,550
Kindred Healthcare Inc *	21,086	503,534
Lexicon Pharmaceuticals Inc *	76,573	128,643
Magellan Health Services Inc *	17,686	868,029
Maxygen Inc	18,761	97,557
MedCath Corp *	11,342	158,221
Medical Action Industries Inc *	8,309	69,796
Medicis Pharmaceutical Corp ‘A’	32,657	1,046,330
Molina Healthcare Inc *	3,343	133,720
National Healthcare Corp	4,806	223,431
Owens & Minor Inc	6,650	215,992
Palomar Medical Technologies Inc *	4,877	72,423
Par Pharmaceutical Cos Inc *	19,161	595,524
Pharmaceutical Product Development Inc	346,100	9,590,431
PharMerica Corp *	10,068	115,178
RehabCare Group Inc *	11,028	406,602
RTI Biologics Inc *	30,511	87,261
Select Medical Holdings Corp *	26,725	215,404
Skilled Healthcare Group Inc ‘A’ *	10,850	156,132
Solta Medical Inc *	24,798	81,833
STERIS Corp	290,273	10,026,029
Sun Healthcare Group Inc *	13,421	188,833
SuperGen Inc *	34,139	105,831
SurModics Inc *	4,593	57,413
Symmetry Medical Inc *	19,811	194,148
Syneron Medical Ltd * (Israel)	15,226	198,547
Teleflex Inc	142,000	8,233,160
The Medicines Co *	13,903	226,480
TomoTherapy Inc *	18,681	85,372
Triple-S Management Corp ‘B’ *	10,566	217,448
Universal American Corp	16,951	388,347
ViroPharma Inc *	42,470	845,153
WellCare Health Plans Inc *	22,639	949,706
West Pharmaceutical Services Inc	146,300	6,549,851
Wright Medical Group Inc *	8,047	136,879
Young Innovations Inc	2,375	74,575

		53,257,390

Industrials - 27.9%

A.O. Smith Corp	100,533	4,457,633
AAR Corp *	20,776	575,911
ABM Industries Inc	457,539	11,616,915
ACCO Brands Corp *	30,112	287,269
Aceto Corp	14,959	119,223
Air Transport Services Group Inc *	30,034	253,787
Aircastle Ltd (Bermuda)	27,530	332,287
AirTran Holdings Inc *	72,777	542,189
Alamo Group Inc	3,275	89,899
Alaska Air Group Inc *	18,029	1,143,399
Albany International Corp ‘A’	12,077	300,717
AMERCO *	4,546	440,962
American Railcar Industries Inc *	5,247	130,965
American Reprographics Co *	17,581	181,963
American Woodmark Corp	29,626	618,591
Ameron International Corp	5,010	349,648
Ampco-Pittsburgh Corp	4,458	122,952
Apogee Enterprises Inc	306,592	4,043,949
Applied Industrial Technologies Inc	171,300	5,697,438
Arkansas Best Corp	13,592	352,305
Astec Industries Inc *	191,996	7,159,531
Atlas Air Worldwide Holdings Inc *	13,859	966,250
Baltic Trading Ltd	9,470	86,366
Barnes Group Inc	3,615	75,481
Brady Corp ‘A’	305,596	10,906,721
Briggs & Stratton Corp	288,195	6,527,617
Broadwind Energy Inc *	41,901	54,890
Builders FirstSource Inc *	22,448	63,752
CAI International Inc *	4,097	105,948
Carlisle Cos Inc	258,150	11,500,583
Cascade Corp	4,861	216,703
CBIZ Inc *	9,285	66,945
CDI Corp	6,011	88,903
Celadon Group Inc *	4,899	79,560
Ceradyne Inc *	199,096	8,975,248
Chart Industries Inc *	15,449	850,313
CIRCOR International Inc	130,833	6,151,768
CLARCOR Inc	1,614	72,517
Columbus McKinnon Corp *	10,388	191,763
Comfort Systems USA Inc	20,574	289,476
Commercial Vehicle Group Inc *	13,480	240,483
Courier Corp	6,418	89,595
CRA International Inc *	5,227	150,694
Cubic Corp	4,900	281,750
Curtiss-Wright Corp	24,060	845,468
Douglas Dynamics Inc	6,108	87,100
Ducommun Inc	5,694	136,087
Dycom Industries Inc *	19,081	330,865
Dynamic Materials Corp	4,369	122,114
Eagle Bulk Shipping Inc *	35,928	133,652
EMCOR Group Inc *	224,627	6,956,698
Encore Wire Corp	10,210	248,511
EnergySolutions Inc	48,639	289,888
EnerSys *	18,553	737,482
Ennis Inc	11,647	198,348
EnPro Industries Inc *	6,538	237,460
ESCO Technologies Inc	14,241	543,294
Esterline Technologies Corp *	15,816	1,118,508
Excel Maritime Carriers Ltd * (Liberia)	23,320	100,043
Federal Signal Corp	33,859	220,422
Force Protection Inc *	38,121	186,793
Franklin Electric Co Inc	169,599	7,835,474
FreightCar America Inc *	6,569	213,558
Fuel Tech Inc *	10,546	93,859
G&K Services Inc ‘A’	9,998	332,434
Gardner Denver Inc	174,170	13,590,485
Genco Shipping & Trading Ltd *	15,883	171,060
GenCorp Inc *	30,802	184,196
Generac Holdings Inc *	7,004	142,111
Genesee & Wyoming Inc ‘A’ *	211,950	12,335,490
Gibraltar Industries Inc *	605,941	7,228,876
GP Strategies Corp *	6,432	87,475
Graco Inc	271,700	12,359,633
Granite Construction Inc	399,582	11,228,254
Great Lakes Dredge & Dock Co	20,906	159,513
Griffon Corp *	24,103	316,472
H&E Equipment Services Inc *	15,083	294,269
Hawaiian Holdings Inc *	21,620	129,936
Heidrick & Struggles International Inc	8,635	240,312
Hexcel Corp *	9,288	182,881
Hill International Inc *	11,606	61,396
Huron Consulting Group Inc *	8,255	228,581
ICF International Inc *	6,337	130,162
Insituform Technologies Inc ‘A’ *	3,060	81,855
Insperity Inc	323,900	9,840,082
Insteel Industries Inc	9,559	135,164
Interline Brands Inc *	16,439	335,356
International Shipholding Corp	3,103	77,265
JetBlue Airways Corp *	129,932	814,674

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Kadant Inc *	5,269	$137,995
Kaman Corp	6,601	232,355
Kelly Services Inc ‘A’ *	12,715	276,043
Kennametal Inc	313,600	12,230,400
Kimball International Inc ‘B’	17,074	119,518
Korn/Ferry International *	23,319	519,314
Kratos Defense & Security Solutions Inc *	11,411	162,493
Ladish Co Inc *	8,494	464,197
Layne Christensen Co *	10,448	360,456
LB Foster Co ‘A’	5,651	243,615
Lincoln Electric Holdings Inc	140,600	10,674,352
LMI Aerospace Inc *	4,927	99,575
LSI Industries Inc	11,555	83,658
Lydall Inc *	9,877	87,807
M&F Worldwide Corp *	5,576	140,069
Marten Transport Ltd	7,304	162,879
MasTec Inc *	28,473	592,238
McGrath RentCorp	7,814	213,088
Met-Pro Corp	8,527	101,471
Metalico Inc *	20,962	130,384
Michael Baker Corp *	3,901	113,402
Miller Industries Inc	5,411	87,875
Mine Safety Appliances Co	268,844	9,858,510
Mobile Mini Inc *	19,511	468,654
Moog Inc ‘A’ *	24,042	1,103,768
Mueller Industries Inc	341,250	12,496,575
Multi-Color Corp	6,440	130,152
MYR Group Inc *	9,390	224,609
Navigant Consulting Inc *	21,346	213,247
Nordson Corp	75,500	8,687,030
Northwest Pipe Co *	5,002	114,696
Old Dominion Freight Line Inc *	2,267	79,549
On Assignment Inc *	17,992	170,204
Orbital Sciences Corp *	18,039	341,298
Patriot Transportation Holding Inc *	2,428	64,949
Pike Electric Corp *	9,491	90,354
Pinnacle Airlines Corp *	10,388	59,731
Powell Industries Inc *	96,709	3,814,203
Preformed Line Products Co	980	67,787
Primoris Services Corp	10,976	111,297
Quanex Building Products Corp	16,280	319,576
RailAmerica Inc *	12,405	211,381
Republic Airways Holdings Inc *	25,903	166,556
Robbins & Myers Inc	20,757	954,614
RSC Holdings Inc *	26,680	383,658
Rush Enterprises Inc ‘A’ *	17,284	342,223
Saia Inc *	8,831	144,740
Schawk Inc	17,800	346,032
School Specialty Inc *	6,667	95,338
Seaboard Corp	173	417,449
SeaCube Container Leasing Ltd (Bermuda)	4,871	77,985
SFN Group Inc *	24,476	344,867
Simpson Manufacturing Co Inc	259,000	7,630,140
SkyWest Inc	613,659	10,383,110
Standex International Corp	5,596	212,032
Steelcase Inc ‘A’	36,085	410,647
Sterling Construction Co Inc *	8,857	149,506
SYKES Enterprises Inc *	19,851	392,454
TAL International Group Inc	7,052	255,776
Team Inc *	9,744	255,877
Tecumseh Products Co ‘A’ *	10,244	102,645
Teledyne Technologies Inc *	13,949	721,303
The Brink’s Co	3,935	130,288
The Dolan Co *	9,996	121,351
The Geo Group Inc *	14,614	374,703
The Greenbrier Cos Inc *	11,262	319,616
The Timken Co	112,300	5,873,290
Titan International Inc	18,645	496,144
Titan Machinery Inc *	4,903	123,801
Tredegar Corp	12,225	263,816
Trinity Industries Inc	545,700	20,010,819
Triumph Group Inc	8,857	783,402
TrueBlue Inc *	8,949	150,254
Tutor Perini Corp	14,114	343,817
Twin Disc Inc	4,233	136,387
Ultrapetrol Bahamas Ltd * (Bahamas)	13,768	69,941
UniFirst Corp	7,499	397,522
United Rentals Inc *	32,418	1,078,871
United Stationers Inc	4,772	339,051
Universal Forest Products Inc	281,516	10,317,561
Universal Truckload Services Inc *	3,624	62,514
US Airways Group Inc *	86,365	752,239
USA Truck Inc *	4,497	58,461
Viad Corp	9,773	233,966
Wabash National Corp *	36,992	428,367
Watts Water Technologies Inc ‘A’	197,448	7,540,539
Werner Enterprises Inc	19,730	522,253

		318,751,094

Information Technology - 5.2%

Accelrys Inc *	16,134	129,072
Advanced Analogic Technologies Inc *	20,520	77,566
Advanced Energy Industries Inc *	7,640	124,914
Agilysys Inc *	9,941	57,061
ANADIGICS Inc *	10,809	48,424
Anaren Inc *	7,548	151,715
Anixter International Inc	7,499	524,105
ARRIS Group Inc *	54,993	700,611
ATMI Inc *	16,022	302,495
Aviat Networks Inc *	33,497	173,179
Avid Technology Inc *	15,957	355,841
Axcelis Technologies Inc *	53,250	141,113
AXT Inc *	10,618	76,131
Bel Fuse Inc ‘B’	5,617	123,630
Benchmark Electronics Inc *	654,833	12,422,182
BigBand Networks Inc *	17,900	45,645
Black Box Corp	9,616	338,002
BroadSoft Inc *	1,109	52,888
Brooks Automation Inc *	14,756	202,600
Cabot Microelectronics Corp *	9,837	513,983
CACI International Inc ‘A’ *	14,981	918,635
CDC Corp ‘A’ * (Cayman)	18,705	47,698
Checkpoint Systems Inc *	13,118	294,893
CIBER Inc *	33,823	226,614
Cognex Corp	4,677	132,125
Coherent Inc *	4,325	251,326
Cohu Inc	468,115	7,190,246
Comtech Telecommunications Corp	9,109	247,583
Cray Inc *	12,785	82,463
CSG Systems International Inc *	10,195	203,288
CTS Corp	13,987	151,060
Cymer Inc *	12,207	690,672
Daktronics Inc	15,451	166,098
DealerTrack Holdings Inc *	4,074	93,539
Digi International Inc *	12,283	129,708
Digital River Inc *	18,751	701,850
DSP Group Inc *	13,365	102,911
EarthLink Inc	58,910	461,265
Electro Rent Corp	9,291	159,619
Electro Scientific Industries Inc *	13,660	237,138
Electronics for Imaging Inc *	25,007	367,853
EMS Technologies Inc *	8,318	163,490
Emulex Corp *	47,124	502,813
Energy Conversion Devices Inc *	21,951	49,609
Entegris Inc *	48,787	427,862
Epicor Software Corp *	11,281	124,881
EPIQ Systems Inc	17,190	246,848
Euronet Worldwide Inc *	26,440	511,085
Exar Corp *	18,249	109,859
Extreme Networks Inc *	38,547	134,915

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Fair Isaac Corp	22,475	$710,435
FalconStor Software Inc *	9,327	42,438
FEI Co *	14,998	505,733
FormFactor Inc *	26,993	278,028
Gerber Scientific Inc *	14,160	132,538
Globecomm Systems Inc *	11,657	143,731
Harmonic Inc *	48,214	452,247
Hutchinson Technology Inc *	15,081	42,528
Imation Corp *	16,418	182,897
InfoSpace Inc *	18,234	157,906
Insight Enterprises Inc *	19,120	325,614
Integral Systems Inc *	9,722	118,317
Integrated Device Technology Inc *	32,025	236,024
Intermec Inc *	11,536	124,473
Internap Network Services Corp *	29,030	190,727
Intevac Inc *	7,984	99,241
IXYS Corp *	5,254	70,561
j2 Global Communications Inc *	8,028	236,906
JDA Software Group Inc *	19,554	591,704
Keynote Systems Inc	6,642	123,209
Kopin Corp *	24,117	110,697
L-1 Identity Solutions Inc *	41,420	487,928
Littelfuse Inc	1,796	102,552
ManTech International Corp ‘A’ *	992	42,061
Marchex Inc ‘B’	11,872	93,433
Measurement Specialties Inc *	8,067	274,762
Mentor Graphics Corp *	34,008	497,537
Mercury Computer Systems Inc *	13,595	287,670
Methode Electronics Inc	9,007	108,805
Microsemi Corp *	27,569	570,954
MKS Instruments Inc	15,730	523,809
ModusLink Global Solutions Inc	23,493	128,272
Newport Corp *	14,034	250,226
Novatel Wireless Inc *	16,030	87,524
OmniVision Technologies Inc *	7,170	254,750
Online Resources Corp *	11,665	44,094
Oplink Communications Inc *	6,864	133,779
Opnext Inc *	26,863	65,277
OSI Systems Inc *	2,484	93,225
Park Electrochemical Corp	4,450	143,512
PCTEL Inc *	11,557	88,642
Perficient Inc *	4,875	58,549
Pericom Semiconductor Corp *	12,637	131,046
Photronics Inc *	29,223	262,130
Powerwave Technologies Inc *	90,349	407,474
Quest Software Inc *	3,450	87,596
RealD Inc *	4,832	132,204
RealNetworks Inc *	46,888	174,423
RealPage Inc *	2,003	55,543
Richardson Electronics Ltd	6,095	80,332
Rimage Corp	5,882	94,994
Rofin-Sinar Technologies Inc *	231,745	9,153,927
Rogers Corp *	5,746	258,915
S1 Corp *	29,602	197,741
ScanSource Inc *	14,533	552,109
SeaChange International Inc *	9,311	88,455
Sigma Designs Inc *	14,477	187,477
Silicon Graphics International Corp *	15,746	336,964
Silicon Image Inc *	9,694	86,955
SMART Modular Technologies Inc * (Cayman)	12,267	95,315
Sonus Networks Inc *	19,821	74,527
Spectrum Control Inc *	4,723	92,949
SRA International Inc ‘A’ *	21,423	607,556
Standard Microsystems Corp *	8,444	208,229
Sycamore Networks Inc	10,518	256,955
Symmetricom Inc *	24,633	151,000
SYNNEX Corp *	11,795	386,050
Take-Two Interactive Software Inc *	35,059	538,857
Tekelec *	32,719	265,678
TeleCommunication Systems Inc ‘A’ *	16,776	69,117
Tessera Technologies Inc *	11,630	212,364
The Knot Inc *	7,971	96,051
THQ Inc *	10,400	47,424
Trident Microsystems Inc *	38,743	44,554
TTM Technologies Inc *	33,266	604,111
Unisys Corp *	13,799	430,805
United Online Inc	37,952	239,287
UTStarcom Inc *	64,176	150,814
ValueClick Inc *	10,363	149,849
ViaSat Inc *	11,354	452,343
Virtusa Corp *	3,257	61,004
X-Rite Inc *	19,550	92,863
Zoran Corp *	25,031	260,072
Zygo Corp *	8,673	126,799

		58,905,276

Materials - 5.7%

A. Schulman Inc	52,839	1,306,180
A.M. Castle & Co *	9,101	171,827
American Vanguard Corp	11,921	103,474
Aptargroup Inc	150,550	7,547,071
Arch Chemicals Inc	4,767	198,260
Boise Inc	37,984	347,933
Buckeye Technologies Inc	21,083	574,090
Cabot Corp	255,300	11,817,837
Century Aluminum Co *	34,154	637,997
Clearwater Paper Corp *	1,607	130,810
Coeur d’Alene Mines Corp *	43,895	1,526,668
Ferro Corp *	26,318	436,616
Georgia Gulf Corp *	18,102	669,774
Glatfelter	23,743	316,257
Graham Packaging Co Inc *	8,921	155,493
Graphic Packaging Holding Co *	59,666	323,390
H.B. Fuller Co	24,443	525,036
Haynes International Inc	5,753	319,004
Headwaters Inc *	33,550	197,945
Hecla Mining Co *	148,575	1,349,061
Horsehead Holding Corp *	22,337	380,846
Innophos Holdings Inc	8,727	402,402
Kaiser Aluminum Corp	8,015	394,739
KapStone Paper & Packaging Corp *	20,606	353,805
Landec Corp *	12,823	83,349
Louisiana-Pacific Corp *	67,744	711,312
Materion Corp *	10,113	412,610
Metals USA Holdings Corp *	3,274	53,595
Minerals Technologies Inc	9,221	631,823
Molycorp Inc *	7,713	462,934
Myers Industries Inc	19,563	194,261
Neenah Paper Inc	4,035	88,649
Olin Corp	17,520	401,558
Olympic Steel Inc	4,980	163,394
OM Group Inc *	16,434	600,498
PolyOne Corp	15,401	218,848
Quaker Chemical Corp	1,880	75,520
Rock-Tenn Co ‘A’	13,592	942,605
Rockwood Holdings Inc *	7,232	355,959
RPM International Inc	506,500	12,019,245
RTI International Metals Inc *	13,945	434,387
Sensient Technologies Corp	264,974	9,496,668
Silgan Holdings Inc	12,936	493,379
Spartech Corp *	9,769	70,825
Texas Industries Inc	11,140	503,862
Thompson Creek Metals Co Inc * (Canada)	78,336	982,333
TPC Group Inc *	4,064	117,328
Universal Stainless & Alloy Products Inc *	3,926	132,424
US Energy Corp *	15,054	94,238
W.R. Grace & Co *	32,734	1,253,385
Wausau Paper Corp	22,526	172,099
Westlake Chemical Corp	53,530	3,008,386

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Worthington Industries Inc	12,065	$252,400
Zoltek Cos Inc *	15,310	205,613

		64,820,002

Telecommunication Services - 0.1%

Cincinnati Bell Inc *	81,080	217,294
Consolidated Communications Holdings Inc	3,638	68,140
FiberTower Corp *	27,264	54,801
General Communication Inc ‘A’ *	22,722	248,579
Global Crossing Ltd * (Bermuda)	6,932	96,493
Globalstar Inc *	41,382	52,555
Hughes Communications Inc *	1,851	110,449
ICO Global Communications Holdings Ltd *	20,841	55,646
IDT Corp ‘B’	7,897	212,824
Iridium Communications Inc *	19,238	153,327
PAETEC Holding Corp *	23,539	78,620
Premiere Global Services Inc *	28,640	218,237
USA Mobility Inc	5,948	86,187
Vonage Holdings Corp *	35,906	163,731

		1,816,883

Utilities - 4.2%

ALLETE Inc	16,496	642,849
American States Water Co	10,064	360,895
Artesian Resources Corp ‘A’	4,381	85,386
Avista Corp	29,136	673,916
Black Hills Corp	20,684	691,673
California Water Service Group	10,328	383,892
Central Vermont Public Service Corp	7,337	170,879
CH Energy Group Inc	8,497	429,438
Chesapeake Utilities Corp	5,351	222,709
Cleco Corp	32,341	1,108,973
Connecticut Water Service Inc	5,267	138,785
Consolidated Water Co Ltd (Cayman)	9,026	98,383
Dynegy Inc *	54,966	312,756
El Paso Electric Co *	23,743	721,787
Energen Corp	159,430	10,063,222
IDACORP Inc	25,353	965,949
MGE Energy Inc	12,389	501,631
Middlesex Water Co	8,954	162,873
New Jersey Resources Corp	21,547	925,444
Nicor Inc	23,920	1,284,504
Northwest Natural Gas Co	13,936	642,868
NorthWestern Corp	19,281	584,214
NV Energy Inc	808,650	12,040,798
Otter Tail Corp	18,101	411,436
Piedmont Natural Gas Co Inc	37,586	1,140,735
PNM Resources Inc	465,994	6,952,630
Portland General Electric Co	39,807	946,212
SJW Corp	7,257	168,000
South Jersey Industries Inc	13,046	730,185
Southwest Gas Corp	23,746	925,382
The Empire District Electric Co	21,816	475,371
The Laclede Group Inc	11,520	438,912
UIL Holdings Corp	26,980	823,430
UniSource Energy Corp	19,292	697,020
Unitil Corp	6,543	154,153
WGL Holdings Inc	26,248	1,023,672
York Water Co	8,018	139,593

		48,240,555

Total Common Stocks
(Cost $969,477,539)		1,118,100,332

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	6,098	119,276

Total Closed-End Mutual Fund
(Cost $97,241)		119,276

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.9%

U.S. Government Agency Issue - 0.6%

Federal Home Loan Bank
0.001% due 04/01/11	$6,940,000	6,940,000

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $14,611,753; collateralized by U.S. Treasury Notes: 0.750% due 05/31/12 and value $14,907,594)	14,611,749	14,611,749

Total Short-Term Investments
(Cost $21,551,749)		21,551,749

TOTAL INVESTMENTS - 99.9%
(Cost $991,126,529)		1,139,771,357

OTHER ASSETS & LIABILITIES, NET - 0.1%		752,334

NET ASSETS - 100.0%		$1,140,523,691

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2011, $228,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (06/11)	56	$4,569,857	$143,663

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$1,118,100,332	$1,118,100,332	$-	$-
	Closed-End Mutual Fund	119,276	119,276	-	-
	Short-Term Investments	21,551,749	-	21,551,749	-
	Derivatives:
	Equity Contracts
	Futures	143,663	143,663	-	-

	Total	$1,139,915,020	$1,118,363,271	$21,551,749	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 18.7%

American Axle & Manufacturing Holdings Inc *	208,600	$2,626,274
American Public Education Inc *	84,915	3,434,812
ANN Inc *	274,220	7,982,544
Brunswick Corp	262,700	6,680,461
Dana Holding Corp *	458,910	7,980,445
Gaylord Entertainment Co *	197,800	6,859,704
Interval Leisure Group Inc *	384,290	6,283,141
Life Time Fitness Inc *	93,405	3,484,941
LKQ Corp *	247,150	5,956,315
McCormick & Schmick’s Seafood Restaurants Inc *	240,835	1,738,829
OfficeMax Inc *	309,600	4,006,224
Shutterfly Inc *	171,600	8,984,976
Six Flags Entertainment Corp	64,700	4,658,400
Sonic Corp *	448,900	4,062,545
Sotheby’s	130,845	6,882,447
The Cheesecake Factory Inc *	204,345	6,148,741
The Children’s Place Retail Stores Inc *	110,015	5,482,047
The Warnaco Group Inc *	108,900	6,227,991
Tupperware Brands Corp	139,140	8,308,049
Ulta Salon Cosmetics & Fragrance Inc *	180,900	8,706,717
Vera Bradley Inc *	81,100	3,423,231
Vitamin Shoppe Inc *	181,300	6,133,379
Williams-Sonoma Inc	148,335	6,007,568

		132,059,781

Consumer Staples - 2.1%

The Fresh Market Inc *	66,700	2,517,258
The Hain Celestial Group Inc *	164,125	5,297,955
United Natural Foods Inc *	159,300	7,139,826

		14,955,039

Energy - 5.9%

Brigham Exploration Co *	195,600	7,272,408
Cal Dive International Inc *	508,145	3,546,852
Complete Production Services Inc *	159,100	5,060,971
Dril-Quip Inc *	64,105	5,066,218
Energy XXI Ltd * (Bermuda)	124,400	4,242,040
Lufkin Industries Inc	26,900	2,514,343
Patriot Coal Corp *	176,585	4,561,190
Quicksilver Resources Inc *	298,660	4,273,825
Rosetta Resources Inc *	105,000	4,991,700

		41,529,547

Financials - 4.1%

Fortress Investment Group LLC ‘A’ *	1,219,200	6,925,056
Greenhill & Co Inc	97,700	6,427,683
Northwest Bancshares Inc	474,100	5,945,214
Signature Bank *	108,200	6,102,480
Texas Capital Bancshares Inc *	135,800	3,529,442

		28,929,875

Health Care - 16.7%

Align Technology Inc *	252,100	5,163,008
AMERIGROUP Corp *	120,655	7,752,084
ArthroCare Corp *	112,100	3,737,414
Auxilium Pharmaceuticals Inc *	214,510	4,605,530
Bruker Corp *	360,889	7,524,536
Catalyst Health Solutions Inc *	125,280	7,006,910
Cubist Pharmaceuticals Inc *	119,900	3,026,276
Gentiva Health Services Inc *	183,790	5,151,634
HealthSouth Corp *	207,900	5,193,342
HealthSpring Inc *	112,600	4,207,862
HMS Holdings Corp *	43,900	3,593,215
Incyte Corp Ltd *	163,200	2,586,720
Insulet Corp *	311,625	6,425,707
InterMune Inc *	133,700	6,309,303
LifePoint Hospitals Inc *	111,905	4,496,343
MedAssets Inc *	226,995	3,466,214
Medicis Pharmaceutical Corp ‘A’	221,415	7,094,137
Medidata Solutions Inc *	270,825	6,924,995
Onyx Pharmaceuticals Inc *	54,600	1,920,828
Optimer Pharmaceuticals Inc *	435,660	5,153,858
PAREXEL International Corp *	255,445	6,360,580
Salix Pharmaceuticals Ltd *	40,300	1,411,709
Sirona Dental Systems Inc *	81,325	4,079,262
Thoratec Corp *	129,383	3,354,901
ViroPharma Inc *	89,400	1,779,060

		118,325,428

Industrials - 15.6%

AAR Corp *	256,600	7,112,952
Actuant Corp ‘A’	285,705	8,285,445
Aecom Technology Corp *	179,055	4,965,195
Barnes Group Inc	318,500	6,650,280
CLARCOR Inc	103,450	4,648,009
Clean Harbors Inc *	78,400	7,734,944
Esterline Technologies Corp *	117,350	8,298,992
Genesee & Wyoming Inc ‘A’ *	124,480	7,244,736
GrafTech International Ltd *	341,855	7,052,469
RBC Bearings Inc *	203,745	7,789,171
Resources Connection Inc	286,760	5,560,276
Tetra Tech Inc *	252,315	6,229,657
The Geo Group Inc *	283,017	7,256,556
Towers Watson & Co ‘A’	71,839	3,984,191
US Airways Group Inc *	383,200	3,337,672
Waste Connections Inc	258,757	7,449,614
Woodward Inc	199,810	6,905,434

		110,505,593

Information Technology - 27.9%

Acme Packet Inc *	68,300	4,846,568
Aeroflex Holding Corp *	195,500	3,560,055
Ancestry.com Inc *	183,500	6,505,075
Applied Micro Circuits Corp *	475,100	4,931,538
Aruba Networks Inc *	164,480	5,566,003
BroadSoft Inc *	123,300	5,880,177
Cadence Design Systems Inc *	709,665	6,919,234
Ciena Corp *	207,200	5,378,912
comScore Inc *	179,400	5,294,094
Concur Technologies Inc *	100,430	5,568,844
Fabrinet * (Cayman)	158,700	3,199,392
Finisar Corp *	186,455	4,586,793
Fortinet Inc *	127,000	5,588,000
GSI Commerce Inc *	247,190	7,235,251
Informatica Corp *	140,425	7,334,398
Jack Henry & Associates Inc	180,400	6,113,756
LogMeIn Inc *	187,175	7,891,298
Mellanox Technologies Ltd * (Israel)	183,555	4,631,093
Monolithic Power Systems Inc *	229,183	3,252,107
Netlogic Microsystems Inc *	181,994	7,647,388
NICE Systems Ltd ADR * (Israel)	207,080	7,649,535
Novellus Systems Inc *	203,970	7,573,406
OpenTable Inc *	73,130	7,777,375
QLIK Technologies Inc *	246,300	6,403,800
RealPage Inc *	195,600	5,423,988
RF Micro Devices Inc *	821,500	5,265,815
Riverbed Technology Inc *	150,800	5,677,620
Solera Holdings Inc	126,880	6,483,568
Taleo Corp ‘A’ *	188,027	6,703,163
The Ultimate Software Group Inc *	109,300	6,421,375
VanceInfo Technologies Inc ADR * (Cayman)	156,240	4,907,498
VistaPrint NV * (Netherlands)	140,670	7,300,773
Wright Express Corp *	153,050	7,934,112

		197,452,004

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Materials - 5.1%

Gammon Gold Inc (NYSE) * (Canada)	449,860	$4,701,037
Kraton Performance Polymers Inc *	153,000	5,852,250
Rockwood Holdings Inc *	163,670	8,055,838
Silgan Holdings Inc	158,810	6,057,013
Solutia Inc *	279,900	7,109,460
Stillwater Mining Co *	168,400	3,861,412

		35,637,010

Telecommunication Services - 0.9%

SBA Communications Corp ‘A’ *	153,045	6,072,826

Utilities - 1.1%

ITC Holdings Corp	107,605	7,521,589

Total Common Stocks
(Cost $498,212,885)		692,988,692

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $14,457,327; collateralized by Federal Home Loan Bank: 1.125% due 05/18/12 and value $14,749,081)	$14,457,323	14,457,323

Total Short-Term Investment
(Cost $14,457,323)		14,457,323

TOTAL INVESTMENTS - 100.1%
(Cost $512,670,208)		707,446,015

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(420,043)

NET ASSETS - 100.0%		$707,025,972

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$692,988,692	$692,988,692	$-	$-
	Short-Term Investment	14,457,323	-	14,457,323	-

	Total	$707,446,015	$692,988,692	$14,457,323	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

GreenHunter Energy Inc Exp. 09/14/11 * + Δ	209	$-

Total Rights
(Cost $0)		-

COMMON STOCKS - 99.6%

Consumer Discretionary - 12.9%

99 Cents Only Stores *	16,032	314,227
AFC Enterprises Inc *	11,936	180,592
AH Belo Corp ‘A’ *	8,973	75,014
Ambassadors Group Inc	8,876	97,192
America’s Car-Mart Inc *	4,363	112,478
American Axle & Manufacturing Holdings Inc *	26,100	328,599
American Greetings Corp ‘A’	16,741	395,088
American Public Education Inc *	8,078	326,755
Amerigon Inc *	9,636	147,142
Ameristar Casinos Inc	12,404	220,171
ANN Inc *	22,685	660,360
Arbitron Inc	11,531	461,586
Archipelago Learning Inc *	5,897	50,419
Asbury Automotive Group Inc *	12,542	231,902
Ascena Retail Group Inc *	24,040	779,136
Ascent Media Corp ‘A’ *	6,765	330,470
Audiovox Corp ‘A’ *	9,014	72,112
Ballantyne Strong Inc *	6,888	49,387
Barnes & Noble Inc	16,477	151,424
Beazer Homes USA Inc *	32,817	149,974
bebe Stores Inc	14,612	85,480
Belo Corp ‘A’ *	40,622	357,880
Big 5 Sporting Goods Corp	9,888	117,865
Biglari Holdings Inc *	633	268,107
BJ’s Restaurants Inc *	9,485	373,045
Blue Nile Inc *	5,538	298,997
Blyth Inc	2,667	86,651
Bob Evans Farms Inc	12,156	396,286
Boyd Gaming Corp *	23,693	222,003
Bridgepoint Education Inc *	8,527	145,812
Brown Shoe Co Inc	18,910	231,080
Brunswick Corp	37,975	965,704
Buffalo Wild Wings Inc *	7,724	420,417
Cabela’s Inc *	16,702	417,717
California Pizza Kitchen Inc *	8,693	146,738
Callaway Golf Co	28,534	194,602
Capella Education Co *	7,274	362,172
Carter’s Inc *	25,195	721,333
Casual Male Retail Group Inc *	19,567	96,074
Cavco Industries Inc *	3,062	138,280
CEC Entertainment Inc	8,721	329,043
Charming Shoppes Inc *	51,549	219,599
Cherokee Inc	4,140	71,456
Christopher & Banks Corp	16,331	105,825
Churchill Downs Inc	5,037	209,035
Cinemark Holdings Inc	25,011	483,963
Citi Trends Inc *	6,589	146,869
CKX Inc *	24,787	104,601
Coinstar Inc *	13,565	622,905
Coldwater Creek Inc *	27,101	71,547
Collective Brands Inc *	26,300	567,554
Columbia Sportswear Co	2,992	177,785
Cooper Tire & Rubber Co	25,473	655,930
Core-Mark Holding Co Inc *	4,924	162,738
Corinthian Colleges Inc *	37,931	167,655
Cracker Barrel Old Country Store Inc	9,682	475,773
Crocs Inc *	37,225	664,094
CSS Industries Inc	3,597	67,803
Dana Holding Corp *	59,075	1,027,314
Deckers Outdoor Corp *	15,438	1,329,984
Denny’s Corp *	44,816	181,953
Destination Maternity Corp	4,932	113,781
Dex One Corp *	21,515	104,133
Dillard’s Inc ‘A’	16,651	668,038
DineEquity Inc *	7,883	433,407
Domino’s Pizza Inc *	16,092	296,576
Dorman Products Inc *	4,288	180,482
Drew Industries Inc	8,289	185,093
drugstore.com Inc *	42,479	163,544
DSW Inc ‘A’ *	6,109	244,116
Eastman Kodak Co *	116,836	377,380
Entercom Communications Corp ‘A’ *	11,020	121,440
Entravision Communications Corp ‘A’ *	24,156	65,463
Ethan Allen Interiors Inc	10,879	238,250
EW Scripps Co ‘A’ *	14,905	147,560
Exide Technologies *	33,261	371,858
Express Inc	6,952	135,842
Fisher Communications Inc *	3,428	106,542
Fred’s Inc ‘A’	16,071	214,066
Fuel Systems Solutions Inc *	6,010	181,382
Furniture Brands International Inc *	19,528	88,852
G-III Apparel Group Ltd *	6,908	259,603
Gaiam Inc ‘A’	8,128	53,645
Gaylord Entertainment Co *	15,334	531,783
Genesco Inc *	10,170	408,834
Global Sources Ltd * (Bermuda)	10,569	122,917
Grand Canyon Education Inc *	13,589	197,040
Gray Television Inc *	22,642	46,869
Group 1 Automotive Inc	10,228	437,758
Harte-Hanks Inc	16,735	199,146
Haverty Furniture Cos Inc	8,369	110,973
Helen of Troy Ltd * (Bermuda)	13,454	395,548
hhgregg Inc *	5,813	77,836
Hibbett Sports Inc *	12,333	441,645
Hooker Furniture Corp	5,553	66,414
Hot Topic Inc	19,773	112,706
Hovnanian Enterprises Inc ‘A’ *	23,138	81,677
HSN Inc *	16,589	531,346
Iconix Brand Group Inc *	30,820	662,014
Interval Leisure Group Inc *	17,668	288,872
iRobot Corp *	9,318	306,469
Jack in the Box Inc *	21,018	476,688
JAKKS Pacific Inc *	12,831	248,280
Jamba Inc *	29,072	63,958
Jos. A. Bank Clothiers Inc *	11,426	581,355
Journal Communications Inc ‘A’ *	19,943	119,658
K-Swiss Inc ‘A’ *	12,057	135,882
K12 Inc *	11,055	372,553
Kirkland’s Inc *	7,529	116,248
Knology Inc *	13,877	179,152
Krispy Kreme Doughnuts Inc *	26,814	188,771
La-Z-Boy Inc *	23,088	220,490
LeapFrog Enterprises Inc *	15,502	66,969
Lee Enterprises Inc *	21,155	57,119
Libbey Inc *	7,516	124,014
Life Time Fitness Inc *	17,653	658,633
Lifetime Brands Inc *	4,601	69,015
LIN TV Corp ‘A’ *	13,729	81,413
Lincoln Educational Services Corp	6,742	107,130
Lions Gate Entertainment Corp * (Canada)	30,126	188,287
Lithia Motors Inc ‘A’	9,739	141,995
Live Nation Entertainment Inc *	61,595	615,950
Liz Claiborne Inc *	41,790	225,248
LodgeNet Interactive Corp *	12,075	43,953
Lumber Liquidators Holdings Inc *	9,791	244,677

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
M/I Homes Inc *	8,454	$126,725
Mac-Gray Corp	5,700	91,941
Maidenform Brands Inc *	10,174	290,671
Marcus Corp	10,029	109,316
MarineMax Inc *	10,391	102,455
Martha Stewart Living Omnimedia Inc ‘A’ *	12,404	46,019
Matthews International Corp ‘A’	12,682	488,891
McCormick & Schmick’s Seafood Restaurants Inc *	7,391	53,363
Media General Inc ‘A’ *	10,211	70,252
Meritage Homes Corp *	13,953	336,686
Midas Inc *	6,286	48,214
Modine Manufacturing Co *	20,055	323,688
Monro Muffler Brake Inc	12,351	407,336
Morgans Hotel Group Co *	10,966	107,467
Movado Group Inc *	7,300	107,164
Multimedia Games Inc *	13,500	77,355
National CineMedia Inc	20,013	373,643
NutriSystem Inc	12,268	177,763
O’Charley’s Inc *	9,051	54,034
OfficeMax Inc *	36,448	471,637
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	40,880	505,686
Overstock.com Inc *	6,623	104,114
Oxford Industries Inc	6,490	221,893
P.F. Chang’s China Bistro Inc	9,772	451,369
Pacific Sunwear of California Inc *	30,242	109,174
Papa John’s International Inc *	8,211	260,042
Peet’s Coffee & Tea Inc *	5,171	248,673
Penske Automotive Group Inc *	18,362	367,607
Perry Ellis International Inc *	4,711	129,647
PetMed Express Inc	10,223	162,137
Pier 1 Imports Inc *	45,408	460,891
Pinnacle Entertainment Inc *	27,062	368,584
Polaris Industries Inc	12,926	1,124,821
Pool Corp	21,093	508,552
Pre-Paid Legal Services Inc *	3,273	216,018
Quiksilver Inc *	57,038	252,108
RC2 Corp *	9,773	274,621
Red Robin Gourmet Burgers Inc *	6,979	187,735
Regis Corp	23,356	414,335
Rent-A-Center Inc	26,381	920,961
Rentrak Corp *	4,557	122,674
Retail Ventures Inc *	10,679	184,213
Ruby Tuesday Inc *	27,634	362,282
Rue21 Inc *	6,457	185,962
Ruth’s Hospitality Group Inc *	13,758	70,991
Saks Inc *	57,873	654,544
Sally Beauty Holdings Inc *	39,791	557,472
Scholastic Corp	9,473	256,150
Scientific Games Corp ‘A’ *	28,064	245,279
Sealy Corp *	21,940	55,728
Select Comfort Corp *	23,863	287,788
Shoe Carnival Inc *	4,272	119,830
Shuffle Master Inc *	23,817	254,366
Shutterfly Inc *	11,800	617,848
Sinclair Broadcast Group Inc ‘A’	20,896	262,036
Skechers U.S.A. Inc ‘A’ *	15,106	310,277
Skyline Corp	3,443	69,032
Smith & Wesson Holding Corp *	27,019	95,917
Sonic Automotive Inc ‘A’	17,649	247,262
Sonic Corp *	26,814	242,667
Sotheby’s	28,016	1,473,642
Spartan Motors Inc	14,607	100,204
Speedway Motorsports Inc	5,478	87,538
Stage Stores Inc	15,990	307,328
Standard Motor Products Inc	8,740	120,874
Standard Pacific Corp *	46,513	173,493
Stein Mart Inc	12,324	124,596
Steiner Leisure Ltd * (Bahamas)	6,626	306,519
Steinway Musical Instruments Inc *	3,029	67,274
Steven Madden Ltd *	10,600	497,458
Stewart Enterprises Inc ‘A’	34,072	260,310
Stoneridge Inc *	7,105	103,875
Sturm Ruger & Co Inc	8,556	196,531
Summit Hotel Properties Inc REIT *	10,859	107,938
Superior Industries International Inc	10,165	260,631
SuperMedia Inc *	5,583	34,838
Systemax Inc *	4,750	64,220
Tenneco Inc *	25,131	1,066,811
Texas Roadhouse Inc	24,237	411,787
The Bon-Ton Stores Inc *	5,535	85,793
The Buckle Inc	11,007	444,683
The Cato Corp ‘A’	11,744	287,728
The Cheesecake Factory Inc *	25,182	757,726
The Children’s Place Retail Stores Inc *	9,587	477,720
The Finish Line Inc ‘A’	21,724	431,221
The Jones Group Inc	37,718	518,622
The McClatchy Co ‘A’ *	26,434	89,876
The Men’s Wearhouse Inc	22,204	600,840
The Pep Boys-Manny, Moe & Jack	22,791	289,674
The Ryland Group Inc	19,100	303,690
The Talbots Inc *	30,424	183,761
The Timberland Co ‘A’ *	16,676	688,552
The Warnaco Group Inc *	18,618	1,064,763
The Wet Seal Inc ‘A’ *	45,920	196,538
True Religion Apparel Inc *	11,177	262,324
Tuesday Morning Corp *	13,578	66,532
Ulta Salon Cosmetics & Fragrance Inc *	13,174	634,065
Under Armour Inc ‘A’ *	14,903	1,014,149
Unifi Inc *	6,650	113,050
Universal Electronics Inc *	6,203	183,361
Universal Technical Institute Inc	9,213	179,193
Vail Resorts Inc *	15,476	754,610
Valassis Communications Inc *	21,341	621,877
Vera Bradley Inc *	5,319	224,515
Vitamin Shoppe Inc *	7,029	237,791
Volcom Inc	8,650	160,285
Warner Music Group Corp *	20,151	136,422
West Marine Inc *	7,077	73,813
Weyco Group Inc	3,734	91,334
Winnebago Industries Inc *	12,560	167,927
Wolverine World Wide Inc	20,666	770,428
World Wrestling Entertainment Inc ‘A’	11,045	138,836
Zumiez Inc *	9,192	242,945

		68,738,452

Consumer Staples - 2.8%

Alliance One International Inc *	39,124	157,279
Arden Group Inc ‘A’	631	48,152
B&G Foods Inc	21,321	400,195
Cal-Maine Foods Inc	6,197	182,812
Calavo Growers Inc	5,200	113,620
Casey’s General Stores Inc	13,532	527,748
Central Garden & Pet Co ‘A’ *	25,375	233,704
Chiquita Brands International Inc *	19,683	301,937
Coca-Cola Bottling Co Consolidated	1,970	131,675
Darling International Inc *	44,578	685,164
Diamond Foods Inc	9,504	530,323
Dole Food Co Inc *	15,938	217,235
Elizabeth Arden Inc *	10,611	318,436
Farmer Bros. Co	3,710	44,965
Fresh Del Monte Produce Inc (Cayman)	16,749	437,316
Heckmann Corp *	39,852	261,031
Imperial Sugar Co	5,557	74,130
Ingles Markets Inc ‘A’	6,694	132,608
Inter Parfums Inc	6,835	126,516
J&J Snack Foods Corp	6,241	293,764
John B. Sanfilippo & Son Inc *	4,369	51,117
Lancaster Colony Corp	6,629	401,717
Medifast Inc *	5,907	116,663

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Nash Finch Co	5,760	$218,534
National Beverage Corp	5,141	70,586
Nu Skin Enterprises Inc ‘A’	20,172	579,945
Nutraceutical International Corp *	4,882	73,132
Oil-Dri Corp of America	3,224	68,671
Pilgrim’s Pride Corp *	22,414	172,812
Prestige Brands Holdings Inc *	19,301	221,962
PriceSmart Inc	6,307	231,089
Rite Aid Corp *	243,239	257,833
Ruddick Corp	17,866	689,449
Sanderson Farms Inc	9,836	451,669
Seneca Foods Corp ‘A’ *	3,602	107,592
Smart Balance Inc *	31,918	146,504
Snyder’s-Lance Inc	11,426	226,806
Spartan Stores Inc	10,450	154,556
Spectrum Brands Holdings Inc *	6,069	168,475
Star Scientific Inc *	42,892	194,730
Synutra International Inc *	8,048	92,552
The Andersons Inc	7,915	385,619
The Boston Beer Co Inc ‘A’ *	3,860	357,513
The Female Health Co	8,790	43,862
The Fresh Market Inc *	6,371	240,442
The Hain Celestial Group Inc *	17,890	577,489
The Pantry Inc *	10,335	153,268
Tootsie Roll Industries Inc	8,121	230,298
TreeHouse Foods Inc *	14,720	837,126
United Natural Foods Inc *	18,786	841,989
Universal Corp	9,596	417,810
USANA Health Sciences Inc *	2,810	96,973
Vector Group Ltd	19,415	335,685
Village Super Market Inc ‘A’	3,291	95,768
WD-40 Co	7,324	310,098
Weis Markets Inc	4,919	199,023
Winn-Dixie Stores Inc *	24,624	175,815

		15,213,782

Energy - 7.1%

Abraxas Petroleum Corp *	33,707	197,186
Apco Oil and Gas International Inc (Cayman)	3,991	342,268
Approach Resources Inc *	6,842	229,891
ATP Oil & Gas Corp *	19,379	350,954
Basic Energy Services Inc *	10,820	276,018
Berry Petroleum Co ‘A’	21,425	1,080,891
Bill Barrett Corp *	19,230	767,469
BPZ Resources Inc *	42,950	228,065
Brigham Exploration Co *	49,224	1,830,148
Bristow Group Inc *	14,775	698,857
Cal Dive International Inc *	41,165	287,332
Callon Petroleum Co *	12,665	98,407
CARBO Ceramics Inc	7,261	1,024,672
Carrizo Oil & Gas Inc *	14,326	529,059
Cheniere Energy Inc *	26,143	243,391
Clayton Williams Energy Inc *	2,652	280,316
Clean Energy Fuels Corp *	19,439	318,411
Cloud Peak Energy Inc *	13,706	295,913
Complete Production Services Inc *	32,925	1,047,344
Contango Oil & Gas Co *	4,978	314,809
Crosstex Energy Inc	18,903	188,085
CVR Energy Inc *	13,963	323,383
Dawson Geophysical Co *	3,728	163,585
Delek US Holdings Inc	7,664	103,924
Delta Petroleum Corp *	109,263	99,429
DHT Holdings Inc	22,229	106,921
Dril-Quip Inc *	14,152	1,118,433
Endeavour International Corp *	9,367	118,961
Energy Partners Ltd *	12,963	233,334
Energy XXI Ltd * (Bermuda)	30,127	1,027,331
FX Energy Inc *	20,862	174,406
Gastar Exploration Ltd * (Canada)	24,119	117,218
General Maritime Corp	39,645	81,272
Georesources Inc *	6,302	197,064
Global Industries Ltd *	44,496	435,616
GMX Resources Inc *	19,446	119,982
Golar LNG Ltd (Bermuda)	16,299	416,928
Goodrich Petroleum Corp *	10,789	239,732
Green Plains Renewable Energy Inc *	7,257	87,229
Gulf Island Fabrication Inc	6,618	212,901
GulfMark Offshore Inc ‘A’ *	9,887	440,070
Gulfport Energy Corp *	12,140	438,861
Harvest Natural Resources Inc *	15,131	230,596
Helix Energy Solutions Group Inc *	44,738	769,494
Hercules Offshore Inc *	51,786	342,305
Hornbeck Offshore Services Inc *	10,153	313,220
Houston American Energy Corp	8,163	125,792
International Coal Group Inc *	57,043	644,586
ION Geophysical Corp *	55,540	704,803
James River Coal Co *	12,068	291,684
Key Energy Services Inc *	54,802	852,171
Knightsbridge Tankers Ltd (Bermuda)	8,912	223,156
Kodiak Oil & Gas Corp * (Canada)	74,636	500,061
L&L Energy Inc *	7,270	50,308
Lufkin Industries Inc	12,416	1,160,524
Magnum Hunter Resources Corp *	22,047	188,943
Matrix Service Co *	11,902	165,438
McMoRan Exploration Co *	39,393	697,650
Natural Gas Services Group Inc *	5,677	100,824
Newpark Resources Inc *	39,351	309,299
Nordic American Tanker Shipping Ltd (Bermuda)	20,232	502,563
Northern Oil & Gas Inc *	22,158	591,619
Oasis Petroleum Inc *	20,574	650,550
Overseas Shipholding Group Inc	10,962	352,319
OYO Geospace Corp *	1,893	186,612
Panhandle Oil & Gas Inc ‘A’	3,417	108,148
Parker Drilling Co *	51,492	355,810
Patriot Coal Corp *	33,448	863,962
Penn Virginia Corp	19,883	337,216
Petroleum Development Corp *	9,027	433,386
PetroQuest Energy Inc *	24,294	227,392
PHI Inc *	6,340	140,241
Pioneer Drilling Co *	24,048	331,862
RAM Energy Resources Inc *	40,768	84,797
Rentech Inc *	100,964	126,205
Resolute Energy Corp *	16,798	304,716
REX American Resources Corp *	3,571	56,993
Rex Energy Corp *	14,413	167,911
Rosetta Resources Inc *	22,526	1,070,886
RPC Inc	18,106	458,444
Scorpio Tankers Inc *	7,544	77,854
Ship Finance International Ltd (Bermuda)	19,369	401,519
Stone Energy Corp *	18,875	629,859
Swift Energy Co *	16,607	708,787
Syntroleum Corp *	32,200	72,772
Targa Resources Corp	6,862	248,679
Teekay Tankers Ltd ‘A’	11,883	124,296
Tesco Corp * (Canada)	13,446	295,140
TETRA Technologies Inc *	32,712	503,765
TransAtlantic Petroleum Ltd * (Bermuda)	63,548	196,999
Uranium Energy Corp *	28,206	112,542
USEC Inc *	49,517	217,875
Vaalco Energy Inc *	22,711	176,237
Vantage Drilling Co * (Cayman)	60,250	108,450
Venoco Inc *	8,905	152,186
W&T Offshore Inc	15,428	351,604
Warren Resources Inc *	32,727	166,580
Western Refining Inc *	23,508	398,461
Willbros Group Inc *	19,300	210,756
World Fuel Services Corp	27,447	1,114,623

		38,177,536

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

Financials - 20.1%

1st Source Corp	6,848	$137,234
1st United Bancorp Inc *	10,254	71,983
Abington Bancorp Inc	10,362	126,727
Acadia Realty Trust REIT	17,501	331,119
Advance America Cash Advance Centers Inc	24,743	131,138
Agree Realty Corp REIT	4,153	93,235
Alexander’s Inc REIT	854	347,535
Alliance Financial Corp	2,498	83,308
Alterra Capital Holdings Ltd (Bermuda)	35,046	782,928
American Assets Trust Inc REIT	13,417	285,380
American Campus Communities Inc REIT	28,374	936,342
American Capital Agency Corp REIT	52,042	1,516,504
American Capital Ltd *	147,302	1,458,290
American Equity Investment Life Holding Co	25,187	330,453
American National Bankshares Inc	3,320	74,733
American Safety Insurance Holdings Ltd * (Bermuda)	5,042	108,050
Ameris Bancorp *	10,934	111,089
Amerisafe Inc *	8,461	187,073
Ames National Corp	3,875	74,013
AmTrust Financial Services Inc	8,947	170,619
Anworth Mortgage Asset Corp REIT	48,415	343,262
Apollo Commercial Real Estate Finance Inc REIT	9,564	156,371
Apollo Investment Corp	85,474	1,030,816
Argo Group International Holdings Ltd (Bermuda)	11,460	378,638
Arrow Financial Corp	4,542	112,369
Artio Global Investors Inc	12,690	205,070
Ashford Hospitality Trust Inc REIT	18,507	203,947
Associated Estates Realty Corp REIT	17,650	280,282
Astoria Financial Corp	37,254	535,340
Avatar Holdings Inc *	4,280	84,701
Baldwin & Lyons Inc ‘B’	4,168	97,615
BancFirst Corp	3,043	129,875
Banco Latinoamericano de Comerico Exterior SA ‘E’ (Panama)	12,525	218,686
Bank Mutual Corp	21,255	89,909
Bank of Marin Bancorp	2,647	98,786
Bank of the Ozarks Inc	5,690	248,710
BankFinancial Corp	10,025	92,130
Beneficial Mutual Bancorp Inc *	15,453	133,205
Berkshire Hills Bancorp Inc	6,500	135,525
BGC Partners Inc ‘A’	25,270	234,758
BioMed Realty Trust Inc REIT	55,359	1,052,928
BlackRock Kelso Capital Corp	24,681	250,019
Boston Private Financial Holdings Inc	30,596	216,314
Bridge Bancorp Inc	3,280	73,374
Brookline Bancorp Inc	15,527	163,499
Bryn Mawr Bank Corp	4,230	87,011
Calamos Asset Management Inc ‘A’	8,428	139,821
Camden National Corp	3,539	121,175
Campus Crest Communities Inc REIT	12,861	152,146
Capital City Bank Group Inc	5,614	71,186
Capital Southwest Corp	1,280	117,158
CapLease Inc REIT	26,655	146,069
Capstead Mortgage Corp REIT	29,492	376,908
Cardinal Financial Corp	13,195	153,854
Cash America International Inc	12,923	595,104
Cathay General Bancorp	33,934	578,575
CBL & Associates Properties Inc REIT	59,951	1,044,346
Cedar Shopping Centers Inc REIT	24,589	148,272
Center Financial Corp *	16,089	118,093
Centerstate Banks Inc	10,034	70,238
Chatham Lodging Trust REIT	6,362	103,383
Chemical Financial Corp	10,715	213,550
Chesapeake Lodging Trust REIT	8,019	139,611
Citizens & Northern Corp	5,737	96,439
Citizens Inc *	15,954	116,464
Citizens Republic Bancorp Inc *	175,207	155,917
City Holding Co	6,800	240,448
CNA Surety Corp *	7,129	180,079
CNB Financial Corp	4,744	68,835
CNO Financial Group Inc *	93,474	701,990
CoBiz Financial Inc	15,382	106,905
Cogdell Spencer Inc REIT	22,919	136,139
Cohen & Steers Inc	7,398	219,573
Colonial Properties Trust REIT	30,507	587,260
Colony Financial Inc REIT	6,853	129,042
Columbia Banking System Inc	17,086	327,539
Community Bank System Inc	14,406	349,634
Community Trust Bancorp Inc	6,122	169,396
Compass Diversified Holdings	14,611	215,366
Consolidated-Tomoka Land Co	2,668	86,443
Coresite Realty Corp REIT	8,207	129,999
Cousins Properties Inc REIT	39,590	330,576
Cowen Group Inc ‘A’ *	16,259	65,199
Credit Acceptance Corp *	2,299	163,137
CreXus Investment Corp REIT	6,729	76,845
CVB Financial Corp	38,862	361,805
Cypress Sharpridge Investments Inc REIT	21,034	266,711
Danvers Bancorp Inc	8,816	188,839
DCT Industrial Trust Inc REIT	92,466	513,186
Delphi Financial Group Inc ‘A’	19,626	602,714
Diamond Hill Investment Group Inc	1,123	89,840
DiamondRock Hospitality Co REIT	66,572	743,609
Dime Community Bancshares Inc	12,305	181,622
Dollar Financial Corp *	16,491	342,188
Donegal Group Inc ‘A’	5,910	79,017
Duff & Phelps Corp ‘A’	12,165	194,397
DuPont Fabros Technology Inc REIT	17,827	432,305
Dynex Capital Inc REIT	9,411	94,675
Eagle Bancorp Inc *	7,603	106,822
EastGroup Properties Inc REIT	11,567	508,601
Education Realty Trust Inc REIT	27,962	224,535
eHealth Inc *	10,679	142,031
EMC Insurance Group Inc	2,549	63,292
Employers Holdings Inc	17,594	363,492
Encore Capital Group Inc *	6,295	149,129
Enstar Group Ltd * (Bermuda)	2,853	284,958
Enterprise Financial Services Corp	7,360	103,555
Entertainment Properties Trust REIT	19,996	936,213
Epoch Holding Corp	6,105	96,337
Equity Lifestyle Properties Inc REIT	11,088	639,223
Equity One Inc REIT	15,547	291,817
ESB Financial Corp	4,759	70,290
ESSA Bancorp Inc	7,729	102,023
Evercore Partners Inc ‘A’	6,744	231,252
Excel Trust Inc REIT	8,405	99,095
Extra Space Storage Inc REIT	38,043	787,871
Ezcorp Inc ‘A’ *	20,106	631,127
F.N.B. Corp	49,694	523,775
FBL Financial Group Inc ‘A’	5,533	169,974
FBR Capital Markets Corp *	23,047	82,508
FelCor Lodging Trust Inc REIT *	42,170	258,502
Fifth Street Finance Corp	20,466	273,221
Financial Engines Inc *	6,018	165,856
Financial Institutions Inc	5,120	89,600
First American Financial Corp	44,263	730,339
First Bancorp	6,781	89,916
First Busey Corp	24,179	122,829
First Cash Financial Services Inc *	13,389	516,815
First Commonwealth Financial Corp	37,887	259,526
First Community Bancshares Inc	7,213	102,280
First Financial Bancorp	25,061	418,268
First Financial Bankshares Inc	8,893	456,833
First Financial Corp	5,021	166,898
First Financial Holdings Inc	7,806	88,286

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

First Industrial Realty Trust Inc REIT *	28,292	$336,392
First Interstate Bancsystem Inc	5,804	78,934
First Merchants Corp	11,922	98,595
First Midwest Bancorp Inc	32,110	378,577
First Potomac Realty Trust REIT	18,443	290,477
FirstMerit Corp	40,091	683,952
Flagstone Reinsurance Holdings SA (Luxembourg)	21,832	196,706
Flushing Financial Corp	13,969	208,138
Forestar Group Inc *	15,998	304,282
FPIC Insurance Group Inc *	4,295	162,780
Franklin Street Properties Corp REIT	30,013	422,283
FXCM Inc ‘A’	9,392	122,378
GAMCO Investors Inc ‘A’	2,987	138,477
German American Bancorp Inc	5,499	94,528
Getty Realty Corp REIT	9,139	209,100
GFI Group Inc	28,477	142,955
Glacier Bancorp Inc	31,132	468,537
Gladstone Capital Corp	9,320	105,409
Gladstone Commercial Corp REIT	5,575	101,688
Gladstone Investment Corp	11,090	86,058
Gleacher & Co Inc *	33,558	58,391
Glimcher Realty Trust REIT	40,273	372,525
Global Indemnity PLC * (Ireland)	6,404	140,760
Government Properties Income Trust REIT	11,978	321,729
Great Southern Bancorp Inc	4,512	96,782
Green Bankshares Inc *	6,617	18,461
Greenlight Capital Re Ltd ‘A’ * (Cayman)	12,487	352,258
Hancock Holding Co	9,940	326,430
Harleysville Group Inc	4,099	135,800
Harris & Harris Group Inc *	14,244	76,633
Hatteras Financial Corp REIT	30,304	852,148
Healthcare Realty Trust Inc REIT	26,696	605,999
Heartland Financial USA Inc	6,054	102,918
Hercules Technology Growth Capital Inc	15,969	175,659
Heritage Financial Corp *	4,511	63,921
Hersha Hospitality Trust REIT	52,676	312,895
HFF Inc ‘A’ *	7,436	111,837
Highwoods Properties Inc REIT	30,152	1,055,622
Hilltop Holdings Inc *	18,056	181,282
Home Bancorp Inc *	4,571	70,028
Home BancShares Inc	9,698	220,629
Home Federal Bancorp Inc	8,159	96,113
Home Properties Inc REIT	14,028	826,951
Horace Mann Educators Corp	16,166	271,589
Hudson Valley Holding Corp	5,673	124,806
IBERIABANK Corp	11,171	671,712
Independent Bank Corp	9,360	252,814
Infinity Property & Casualty Corp	4,922	292,810
Inland Real Estate Corp REIT	32,653	311,510
International Bancshares Corp	22,349	409,881
Internet Capital Group Inc *	16,495	234,229
INTL FCStone Inc *	5,725	145,529
Invesco Mortgage Capital Inc REIT	29,942	654,233
Investment Technology Group Inc *	18,270	332,331
Investors Bancorp Inc *	20,757	309,072
Investors Real Estate Trust REIT	33,677	319,931
iStar Financial Inc REIT *	41,669	382,521
JMP Group Inc	7,123	61,329
Kansas City Life Insurance Co	1,914	61,210
KBW Inc	15,281	400,209
Kearny Financial Corp	7,087	71,083
Kennedy-Wilson Holdings Inc *	9,616	104,430
Kilroy Realty Corp REIT	23,218	901,555
Kite Realty Group Trust REIT	25,065	133,095
Knight Capital Group Inc ‘A’ *	40,119	537,595
LaBranche & Co Inc *	16,489	64,802
Ladenburg Thalmann Financial Services Inc *	41,067	47,227
Lakeland Bancorp Inc	10,089	104,724
Lakeland Financial Corp	7,281	165,133
LaSalle Hotel Properties REIT	30,195	815,265
Lexington Realty Trust REIT	43,265	404,528
Life Partners Holdings Inc	4,570	36,743
LTC Properties Inc REIT	10,418	295,246
Maiden Holdings Ltd (Bermuda)	23,291	174,450
Main Street Capital Corp	5,623	103,744
MainSource Financial Group Inc	9,939	99,489
MarketAxess Holdings Inc	11,922	288,512
Marlin Business Services Corp *	4,220	52,075
MB Financial Inc	23,014	482,373
MCG Capital Corp	33,569	218,198
Meadowbrook Insurance Group Inc	24,193	250,398
Medallion Financial Corp	9,340	82,099
Medical Properties Trust Inc REIT	48,213	557,824
Merchants Bancshares Inc	2,683	71,046
Meridian Interstate Bancorp Inc *	4,989	70,095
Metro Bancorp Inc *	6,185	76,385
MF Global Holdings Ltd *	45,603	377,593
MFA Financial Inc REIT	144,609	1,185,794
MGIC Investment Corp *	87,400	776,986
Mid-America Apartment Communities Inc REIT	14,177	910,163
MidWestOne Financial Group Inc	3,670	54,463
Mission West Properties Inc REIT	11,158	73,308
Monmouth Real Estate Investment Corp ‘A’ REIT	14,406	118,273
Montpelier Re Holdings Ltd (Bermuda)	25,975	458,978
MVC Capital Inc	10,761	147,641
Nara Bancorp Inc *	16,990	163,444
National Bankshares Inc	3,437	99,329
National Financial Partners Corp *	18,597	274,306
National Health Investors Inc REIT	10,534	504,789
National Interstate Corp	3,143	65,532
National Penn Bancshares Inc	55,685	431,002
National Retail Properties Inc REIT	35,252	921,135
National Western Life Insurance Co ‘A’	866	140,508
NBT Bancorp Inc	14,936	340,391
Nelnet Inc ‘A’	11,663	254,603
NetSpend Holdings Inc *	12,759	134,225
NewAlliance Bancshares Inc	45,478	674,894
Newcastle Investment Corp REIT *	27,759	167,664
NewStar Financial Inc *	13,207	144,220
NGP Capital Resources Co	10,131	97,663
Northfield Bancorp Inc	8,478	116,996
NorthStar Realty Finance Corp REIT	34,819	186,282
Northwest Bancshares Inc	47,539	596,139
OceanFirst Financial Corp	6,897	96,213
Ocwen Financial Corp *	32,381	356,839
Old National Bancorp	37,590	402,965
Omega Healthcare Investors Inc REIT	39,613	884,954
OmniAmerican Bancorp Inc *	6,064	96,054
One Liberty Properties Inc REIT	4,057	61,180
Oppenheimer Holdings Inc ‘A’	4,396	147,310
optionsXpress Holdings Inc	17,723	324,508
Oriental Financial Group Inc	21,428	268,921
Oritani Financial Corp	24,027	304,662
Orrstown Financial Services Inc	3,129	87,612
Pacific Continental Corp	8,772	89,387
PacWest Bancorp	13,596	295,713
Park National Corp	5,359	358,088
Parkway Properties Inc REIT	9,994	169,898
Peapack-Gladstone Financial Corp	4,233	56,130
Pebblebrook Hotel Trust REIT	14,876	329,503
PennantPark Investment Corp	14,047	167,440
Penns Woods Bancorp Inc	2,176	84,712
Pennsylvania REIT	24,307	346,861
Pennymac Mortgage Investment Trust REIT	7,931	145,851
Peoples Bancorp Inc	5,012	60,244
PHH Corp *	23,579	513,315
PICO Holdings Inc *	9,825	295,339

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Pinnacle Financial Partners Inc *	14,860	$245,784
Piper Jaffray Cos *	7,430	307,825
Platinum Underwriters Holdings Ltd (Bermuda)	15,361	585,100
Portfolio Recovery Associates Inc *	7,449	634,133
Post Properties Inc REIT	21,085	827,586
Potlatch Corp REIT	16,928	680,506
Presidential Life Corp	9,178	87,466
Primerica Inc	8,661	220,942
PrivateBancorp Inc	22,634	346,074
ProAssurance Corp *	11,894	753,723
Prospect Capital Corp	31,220	381,196
Prosperity Bancshares Inc	19,281	824,648
Provident Financial Services Inc	26,276	388,885
Provident New York Bancorp	17,545	181,064
PS Business Parks Inc REIT	7,806	452,280
Radian Group Inc	58,024	395,143
RAIT Financial Trust REIT	36,376	89,485
Ramco-Gershenson Properties Trust REIT	16,811	210,642
Redwood Trust Inc REIT	33,829	526,041
Renasant Corp	9,737	165,334
Republic Bancorp Inc ‘A’	4,333	84,407
Resource Capital Corp REIT	19,506	128,545
Retail Opportunity Investments Corp REIT	18,507	202,467
RLI Corp	7,286	420,038
S&T Bancorp Inc	10,864	234,336
S.Y. Bancorp Inc	5,458	137,323
Sabra Health Care REIT Inc	10,831	190,734
Safeguard Scientifics Inc *	9,214	187,505
Safety Insurance Group Inc	5,391	248,579
Sanders Morris Harris Group Inc	9,616	77,024
Sandy Spring Bancorp Inc	10,683	197,208
Saul Centers Inc REIT	2,840	126,522
SCBT Financial Corp	5,687	189,263
SeaBright Holdings Inc	10,437	106,979
Selective Insurance Group Inc	21,599	373,663
Sierra Bancorp	4,542	50,780
Signature Bank *	17,076	963,086
Simmons First National Corp ‘A’	7,583	205,423
Southside Bancshares Inc	7,255	155,257
Southwest Bancorp Inc *	8,629	122,446
Sovran Self Storage Inc REIT	11,892	470,329
Starwood Property Trust Inc REIT	30,062	670,383
State Auto Financial Corp	6,575	119,797
State Bancorp Inc	8,260	85,821
StellarOne Corp	10,418	147,936
Sterling Bancorp	11,907	119,189
Sterling Bancshares Inc	40,346	347,379
Stewart Information Services Corp	8,293	86,911
Stifel Financial Corp *	14,617	1,049,354
Strategic Hotels & Resorts Inc REIT *	61,679	397,830
Suffolk Bancorp	4,404	92,396
Sun Communities Inc REIT	8,616	307,160
Sunstone Hotel Investors Inc REIT *	48,139	490,536
Susquehanna Bancshares Inc	56,056	524,124
SVB Financial Group *	17,564	999,919
SWS Group Inc	11,980	72,719
Tanger Factory Outlet Centers Inc REIT	30,876	810,186
Tejon Ranch Co *	5,832	214,268
Terreno Realty Corp REIT *	6,900	118,887
Territorial Bancorp Inc	5,763	114,799
Texas Capital Bancshares Inc *	15,842	411,734
The Bancorp Inc *	10,438	96,343
The First Bancorp Inc	4,500	68,625
The First Marblehead Corp *	27,090	59,598
The First of Long Island Corp	2,945	81,724
The Navigators Group Inc *	4,912	252,968
The Phoenix Cos Inc *	51,416	139,852
The PMI Group Inc *	62,687	169,255
THL Credit Inc	5,815	79,491
Thomas Properties Group Inc *	17,119	57,349
TICC Capital Corp	12,184	132,440
Tompkins Financial Corp	3,525	146,464
Tower Bancorp Inc	3,075	68,542
Tower Group Inc	15,443	371,095
TowneBank	10,454	163,710
TradeStation Group Inc *	17,453	122,520
Triangle Capital Corp	5,645	101,949
Trico Bancshares	6,401	104,400
Trustco Bank Corp NY	33,714	199,924
Trustmark Corp	23,916	560,113
Two Harbors Investment Corp REIT	28,917	302,761
U-Store-It Trust REIT	41,267	434,129
UMB Financial Corp	10,527	393,236
UMH Properties Inc REIT	7,175	71,320
Umpqua Holdings Corp	49,788	569,575
Union First Market Bankshares Corp	8,077	90,866
United Bankshares Inc	16,809	445,775
United Community Banks Inc *	41,678	98,777
United Financial Bancorp Inc	8,350	137,858
United Fire & Casualty Co	10,157	205,273
Universal Health Realty Income Trust REIT	5,252	212,864
Univest Corp of Pennsylvania	7,516	133,184
Urstadt Biddle Properties Inc ‘A’ REIT	9,585	182,307
ViewPoint Financial Group	7,047	91,611
Virginia Commerce Bancorp Inc *	9,741	55,913
Virtus Investment Partners Inc *	2,460	144,943
Walter Investment Management Corp REIT	11,361	183,253
Washington Banking Co	7,243	102,126
Washington REIT	25,956	806,972
Washington Trust Bancorp Inc	6,589	156,423
Webster Financial Corp	28,356	607,669
WesBanco Inc	10,295	213,209
West Bancorp Inc	7,678	61,270
West Coast Bancorp *	42,081	146,021
Westamerica Bancorp	12,245	629,026
Western Alliance Bancorp *	25,902	212,914
Westfield Financial Inc	14,664	132,856
Westwood Holdings Group Inc	2,584	104,006
Whitney Holding Corp	24,921	339,424
Wilshire Bancorp Inc *	9,119	44,683
Winthrop Realty Trust REIT	9,466	115,959
Wintrust Financial Corp	13,469	494,986
World Acceptance Corp *	7,221	470,809
WSFS Financial Corp	2,357	111,015

		107,237,945

Health Care - 12.4%

Abaxis Inc *	9,651	278,335
ABIOMED Inc *	14,137	205,411
Accretive Health Inc *	4,853	134,719
Accuray Inc *	22,411	202,371
Acorda Therapeutics Inc *	16,932	392,822
Affymax Inc *	12,853	75,447
Affymetrix Inc *	31,053	161,786
Air Methods Corp *	4,806	323,203
Akorn Inc *	26,316	151,843
Albany Molecular Research Inc *	11,161	47,546
Alexza Pharmaceuticals Inc *	37,907	64,442
Align Technology Inc *	25,754	527,442
Alkermes Inc *	41,248	534,162
Alliance HealthCare Services Inc *	12,222	54,021
Allied Healthcare International Inc *	22,032	55,961
Allos Therapeutics Inc *	34,767	110,211
Almost Family Inc *	3,578	134,676
Alnylam Pharmaceuticals Inc *	16,098	154,058
Alphatec Holdings Inc *	22,698	61,285
AMAG Pharmaceuticals Inc *	9,162	153,005
Amedisys Inc *	12,034	421,190
America Service Group Inc	4,332	111,072
American Dental Partners Inc *	7,546	99,004

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

American Medical Systems Holdings Inc *	32,567	$704,750
AMERIGROUP Corp *	21,102	1,355,803
AMN Healthcare Services Inc *	15,276	132,290
AmSurg Corp *	12,652	321,867
Analogic Corp	5,620	317,811
AngioDynamics Inc *	10,939	165,398
Ardea Biosciences Inc *	6,211	178,194
Arena Pharmaceuticals Inc *	58,368	81,132
ARIAD Pharmaceuticals Inc *	52,351	393,680
ArQule Inc *	20,840	149,214
Array BioPharma Inc *	31,019	94,918
ArthroCare Corp *	11,696	389,945
Assisted Living Concepts Inc ‘A’ *	4,384	171,590
athenahealth Inc *	14,459	652,535
Atrion Corp	726	126,665
Auxilium Pharmaceuticals Inc *	18,366	394,318
AVANIR Pharmaceuticals Inc ‘A’ *	38,242	156,027
AVI BioPharma Inc *	50,679	94,770
Bio-Reference Labs Inc *	10,404	233,466
BioCryst Pharmaceuticals Inc *	13,091	49,615
BioMimetic Therapeutics Inc *	7,238	94,890
Biosante Pharmaceuticals Inc *	46,458	91,987
BioScrip Inc *	17,556	82,689
Bruker Corp *	30,805	642,284
Cadence Pharmaceuticals Inc *	12,492	115,051
Caliper Life Sciences Inc *	20,839	140,872
Cambrex Corp *	15,387	84,629
Cantel Medical Corp	5,593	144,020
Capital Senior Living Corp *	12,805	135,989
Catalyst Health Solutions Inc *	15,532	868,705
Celera Corp *	36,232	293,842
Centene Corp *	20,443	674,210
Cepheid Inc *	25,940	726,839
Cerus Corp *	22,345	64,577
Chelsea Therapeutics International Ltd *	16,007	62,427
Chemed Corp	8,165	543,871
Chindex International Inc *	6,344	101,821
Clinical Data Inc *	5,212	157,924
Codexis Inc *	3,864	45,827
Computer Programs & Systems Inc	4,360	280,261
Conceptus Inc *	13,683	197,719
CONMED Corp *	12,680	333,230
Corvel Corp *	3,294	175,175
Cross Country Healthcare Inc *	14,305	112,008
CryoLife Inc *	12,895	78,660
Cubist Pharmaceuticals Inc *	25,246	637,209
Curis Inc *	35,942	116,812
Cutera Inc *	6,408	54,917
Cyberonics Inc *	12,185	387,605
Cynosure Inc ‘A’ *	4,739	65,825
Cytokinetics Inc *	30,747	45,813
Cytori Therapeutics Inc *	21,264	166,497
Delcath Systems Inc *	17,792	131,127
Depomed Inc *	25,447	255,488
DexCom Inc *	25,478	395,419
Dionex Corp *	7,034	830,364
DURECT Corp *	41,191	148,288
Dyax Corp *	53,449	86,053
Dynavax Technologies Corp *	40,690	112,304
Emergent BioSolutions Inc *	8,415	203,306
Emeritus Corp *	8,842	225,117
Endologix Inc *	22,142	150,123
Enzo Biochem Inc *	15,911	66,667
Enzon Pharmaceuticals Inc *	21,956	239,320
eResearchTechnology Inc *	21,767	147,363
Exact Sciences Corp *	18,710	137,706
Exactech Inc *	3,816	66,971
ExamWorks Group Inc *	4,946	109,950
Exelixis Inc *	48,255	545,281
Five Star Quality Care Inc *	15,168	123,316
Genomic Health Inc *	6,387	157,120
Gentiva Health Services Inc *	12,233	342,891
Geron Corp *	50,208	253,550
Greatbatch Inc *	10,022	265,182
Haemonetics Corp *	9,140	599,036
Halozyme Therapeutics Inc *	31,743	212,996
Hanger Orthopedic Group Inc *	11,291	293,905
HealthSouth Corp *	41,373	1,033,498
HealthSpring Inc *	23,951	895,049
Healthways Inc *	14,794	227,384
HeartWare International Inc *	4,146	354,607
Hi-Tech Pharmacal Co Inc *	4,541	91,410
HMS Holdings Corp *	10,294	842,564
ICU Medical Inc *	5,011	219,382
Idenix Pharmaceuticals Inc *	15,013	49,843
Immucor Inc *	30,123	595,833
ImmunoGen Inc *	29,787	270,168
Immunomedics Inc *	29,712	113,500
Impax Laboratories Inc *	27,386	696,974
Incyte Corp Ltd *	38,584	611,556
Inhibitex Inc *	23,466	84,947
Inspire Pharmaceuticals Inc *	26,840	106,286
Insulet Corp *	18,069	372,583
Integra LifeSciences Holdings Corp *	9,028	428,108
InterMune Inc *	19,961	941,960
Invacare Corp	12,631	393,077
IPC The Hospitalist Co Inc *	7,106	322,683
IRIS International Inc *	7,351	66,306
Ironwood Pharmaceuticals Inc ‘A’ *	9,115	127,610
Isis Pharmaceuticals Inc *	41,132	371,833
Jazz Pharmaceuticals Inc *	7,102	226,199
Kendle International Inc *	6,862	73,492
Kensey Nash Corp *	3,518	87,633
Keryx Biopharmaceuticals Inc *	22,568	112,840
Kindred Healthcare Inc *	16,405	391,751
Landauer Inc	4,154	255,554
LCA-Vision Inc *	8,463	57,125
Lexicon Pharmaceuticals Inc *	88,866	149,295
LHC Group Inc *	6,730	201,900
Ligand Pharmaceuticals Inc ‘B’ *	9,989	99,890
Luminex Corp *	16,376	307,214
Magellan Health Services Inc *	12,828	629,598
MAKO Surgical Corp *	12,456	301,435
MannKind Corp *	28,289	103,255
MAP Pharmaceuticals Inc *	6,421	88,546
Masimo Corp	22,489	744,386
Maxygen Inc	14,586	75,847
MedAssets Inc *	18,815	287,305
MedCath Corp *	9,470	132,106
Medical Action Industries Inc *	6,528	54,835
Medicis Pharmaceutical Corp ‘A’	26,207	839,672
Medidata Solutions Inc *	8,371	214,046
Medivation Inc *	14,947	278,612
MELA Sciences Inc *	20,803	73,227
Merge Healthcare Inc *	23,397	114,177
Meridian Bioscience Inc	17,689	424,359
Merit Medical Systems Inc *	12,286	241,051
Metabolix Inc *	11,898	125,048
Metropolitan Health Networks Inc *	18,164	85,916
Micromet Inc *	37,492	210,330
Molina Healthcare Inc *	5,655	226,200
Momenta Pharmaceuticals Inc *	17,812	282,320
MWI Veterinary Supply Inc *	5,517	445,112
Nabi Biopharmaceuticals *	20,918	121,534
National Healthcare Corp	3,514	163,366
Natus Medical Inc *	12,529	210,487
Nektar Therapeutics *	44,930	425,487
Neogen Corp *	10,207	422,366
Neuralstem Inc *	31,262	56,272
Neurocrine Biosciences Inc *	21,849	165,834

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Novavax Inc *	38,139	$98,780
NPS Pharmaceuticals Inc *	27,903	267,032
NuVasive Inc *	16,996	430,339
NxStage Medical Inc *	11,190	245,956
Obagi Medical Products Inc *	8,219	103,888
Omeros Corp *	10,950	87,600
Omnicell Inc *	14,584	222,260
Onyx Pharmaceuticals Inc *	27,226	957,811
Opko Health Inc *	40,937	152,695
Optimer Pharmaceuticals Inc *	15,155	179,284
OraSure Technologies Inc *	20,995	165,021
Orexigen Therapeutics Inc *	14,921	41,928
Orthofix International NV * (Netherlands)	7,690	249,617
Orthovita Inc *	31,783	67,698
Osiris Therapeutics Inc *	7,795	56,592
Owens & Minor Inc	25,835	839,121
Pain Therapeutics Inc *	17,452	166,841
Palomar Medical Technologies Inc *	8,284	123,017
Par Pharmaceutical Cos Inc *	15,334	476,581
PAREXEL International Corp *	24,723	615,603
PDL BioPharma Inc	58,750	340,750
Peregrine Pharmaceuticals Inc *	33,104	78,125
Pharmacyclics Inc *	17,883	105,331
Pharmasset Inc *	13,029	1,025,513
PharMerica Corp *	13,390	153,182
POZEN Inc *	11,911	63,962
Progenics Pharmaceuticals Inc *	13,341	82,447
PSS World Medical Inc *	24,598	667,836
PURE Bioscience Inc *	19,798	30,885
Quality Systems Inc	7,954	662,886
Questcor Pharmaceuticals Inc *	24,500	353,045
Quidel Corp *	9,466	113,213
RehabCare Group Inc *	10,683	393,882
Rigel Pharmaceuticals Inc *	23,374	166,189
RTI Biologics Inc *	25,263	72,252
Rural/Metro Corp *	8,544	145,590
Salix Pharmaceuticals Ltd *	24,907	872,492
Sangamo Biosciences Inc *	20,998	174,913
Santarus Inc *	24,829	84,915
Savient Pharmaceuticals Inc *	29,709	314,915
Seattle Genetics Inc *	36,656	570,734
Select Medical Holdings Corp *	21,459	172,960
Sequenom Inc *	43,934	278,102
SIGA Technologies Inc *	14,741	178,366
Sirona Dental Systems Inc *	14,204	712,473
Skilled Healthcare Group Inc ‘A’ *	8,278	119,120
Solta Medical Inc *	27,450	90,585
Somaxon Pharmaceuticals Inc *	13,950	39,479
SonoSite Inc *	6,404	213,381
Spectranetics Corp *	15,504	73,024
Spectrum Pharmaceuticals Inc *	22,679	201,616
Staar Surgical Co *	16,092	89,632
STERIS Corp	24,900	860,046
Sun Healthcare Group Inc *	10,831	152,392
Sunrise Senior Living Inc *	24,744	295,196
SuperGen Inc *	27,506	85,269
SurModics Inc *	7,540	94,250
Symmetry Medical Inc *	15,658	153,448
Syneron Medical Ltd * (Israel)	15,437	201,298
Synovis Life Technologies Inc *	5,136	98,508
Targacept Inc *	10,466	278,291
Team Health Holdings Inc *	6,878	120,227
The Ensign Group Inc	6,340	202,436
The Medicines Co *	23,857	388,631
The Providence Service Corp *	5,886	88,172
Theravance Inc *	27,380	663,144
TomoTherapy Inc *	23,274	106,362
Transcend Services Inc *	4,246	101,904
Triple-S Management Corp ‘B’ *	8,061	165,895
U.S. Physical Therapy Inc	4,609	102,965
Unilife Corp *	21,208	120,249
Universal American Corp	12,806	293,385
Vanda Pharmaceuticals Inc *	12,583	91,730
Vascular Solutions Inc *	7,721	84,236
Vical Inc *	42,356	125,374
ViroPharma Inc *	33,875	674,112
Vital Images Inc *	6,669	90,098
Vivus Inc *	35,676	220,834
Volcano Corp *	21,935	561,536
WellCare Health Plans Inc *	17,755	744,822
West Pharmaceutical Services Inc	14,189	635,242
Wright Medical Group Inc *	16,756	285,020
XenoPort Inc *	12,949	76,788
Young Innovations Inc	2,616	82,142
ZIOPHARM Oncology Inc *	22,793	142,456
Zoll Medical Corp *	9,342	418,615

		66,158,343

Industrials - 15.5%

3D Systems Corp *	8,334	404,616
A.O. Smith Corp	12,828	568,794
A123 Systems Inc *	31,661	201,047
AAON Inc	5,603	184,339
AAR Corp *	16,816	466,140
ABM Industries Inc	20,515	520,876
Acacia Research Corp *	15,049	514,977
ACCO Brands Corp *	24,468	233,425
Aceto Corp	12,065	96,158
Actuant Corp ‘A’	28,052	813,508
Acuity Brands Inc	17,799	1,041,064
Advanced Battery Technologies Inc *	26,457	51,327
Aerovironment Inc *	7,176	250,945
Air Transport Services Group Inc *	24,143	204,008
Aircastle Ltd (Bermuda)	22,308	269,258
AirTran Holdings Inc *	58,741	437,620
Alamo Group Inc	2,966	81,417
Alaska Air Group Inc *	14,582	924,790
Albany International Corp ‘A’	12,149	302,510
Allegiant Travel Co	6,624	290,197
Altra Holdings Inc *	12,088	285,519
AMERCO *	3,251	315,347
American Railcar Industries Inc *	4,568	114,017
American Reprographics Co *	16,359	169,316
American Science & Engineering Inc	3,945	364,360
American Superconductor Corp *	20,062	498,942
American Woodmark Corp	4,292	89,617
Ameron International Corp	4,012	279,997
Ampco-Pittsburgh Corp	3,931	108,417
APAC Customer Services Inc *	14,781	88,834
Apogee Enterprises Inc	12,536	165,350
Applied Energetics Inc *	43,487	28,701
Applied Industrial Technologies Inc	17,150	570,409
Arkansas Best Corp	11,164	289,371
Astec Industries Inc *	8,147	303,802
Astronics Corp *	4,366	109,892
Atlas Air Worldwide Holdings Inc *	10,993	766,432
Avis Budget Group Inc *	43,825	784,906
AZZ Inc	5,435	247,836
Badger Meter Inc	6,552	270,008
Baltic Trading Ltd	8,592	78,359
Barnes Group Inc	20,544	428,959
Barrett Business Services Inc	4,067	65,316
Beacon Roofing Supply Inc *	19,611	401,437
Belden Inc	20,101	754,793
Blount International Inc *	20,923	334,350
Brady Corp ‘A’	19,675	702,201
Briggs & Stratton Corp	20,480	463,872
Broadwind Energy Inc *	43,783	57,356
Builders FirstSource Inc *	21,720	61,685
CAI International Inc *	4,754	122,938

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

Capstone Turbine Corp *	108,728	$196,798
Cascade Corp	4,010	178,766
Casella Waste Systems Inc ‘A’ *	14,535	104,216
CBIZ Inc *	16,572	119,484
CDI Corp	5,990	88,592
Celadon Group Inc *	9,060	147,134
Cenveo Inc *	24,584	160,534
Ceradyne Inc *	10,903	491,507
Chart Industries Inc *	12,114	666,755
CIRCOR International Inc	7,495	352,415
CLARCOR Inc	20,062	901,386
Clean Harbors Inc *	9,125	900,272
Colfax Corp *	10,681	245,129
Columbus McKinnon Corp *	8,666	159,974
Comfort Systems USA Inc	16,966	238,712
Commercial Vehicle Group Inc *	10,873	193,974
Consolidated Graphics Inc *	4,084	223,109
CoStar Group Inc *	8,783	550,518
Courier Corp	5,223	72,913
CRA International Inc *	5,067	146,082
Cubic Corp	6,448	370,760
Curtiss-Wright Corp	18,540	651,496
Deluxe Corp	21,390	567,691
DigitalGlobe Inc *	11,171	313,123
Dollar Thrifty Automotive Group Inc *	12,141	810,169
Douglas Dynamics Inc	5,286	75,378
Ducommun Inc	4,903	117,182
DXP Enterprises Inc *	3,935	90,820
Dycom Industries Inc *	15,706	272,342
Dynamic Materials Corp	5,868	164,011
Eagle Bulk Shipping Inc *	27,335	101,686
EMCOR Group Inc *	27,115	839,752
Encore Wire Corp	8,269	201,267
Ener1 Inc *	27,542	81,524
Energy Recovery Inc *	18,245	58,019
EnergySolutions Inc	38,611	230,122
EnerNOC Inc *	8,648	165,263
EnerSys *	19,887	790,508
Ennis Inc	11,952	203,543
EnPro Industries Inc *	9,084	329,931
ESCO Technologies Inc	11,472	437,657
Esterline Technologies Corp *	12,238	865,471
Excel Maritime Carriers Ltd * (Liberia)	17,525	75,182
Exponent Inc *	6,180	275,690
Federal Signal Corp	27,053	176,115
Flow International Corp *	22,452	98,564
Force Protection Inc *	30,906	151,439
Forward Air Corp	12,770	391,145
Franklin Electric Co Inc	9,897	457,241
FreightCar America Inc *	5,561	180,788
Furmanite Corp *	17,198	137,584
G&K Services Inc ‘A’	7,505	249,541
Genco Shipping & Trading Ltd *	11,301	121,712
GenCorp Inc *	25,342	151,545
Generac Holdings Inc *	8,524	172,952
Genesee & Wyoming Inc ‘A’ *	16,080	935,856
GeoEye Inc *	9,318	387,442
Gibraltar Industries Inc *	13,586	162,081
GP Strategies Corp *	7,316	99,498
GrafTech International Ltd *	50,615	1,044,187
Graham Corp	4,551	108,951
Granite Construction Inc	14,789	415,571
Great Lakes Dredge & Dock Co	26,320	200,822
Griffon Corp *	19,563	256,862
H&E Equipment Services Inc *	12,537	244,597
Hawaiian Holdings Inc *	22,309	134,077
Healthcare Services Group Inc	28,081	493,664
Heartland Express Inc	20,039	351,885
HEICO Corp	12,629	789,565
Heidrick & Struggles International Inc	7,779	216,490
Herman Miller Inc	23,974	659,045
Hexcel Corp *	41,042	808,117
Hill International Inc *	12,252	64,813
HNI Corp	18,909	596,768
Horizon Lines Inc ‘A’	14,802	12,582
Houston Wire & Cable Co	8,202	119,913
Hub Group Inc ‘A’ *	16,307	590,150
Hudson Highland Group Inc *	15,307	99,496
Huron Consulting Group Inc *	9,580	265,270
ICF International Inc *	7,690	157,953
II-VI Inc *	10,614	528,046
InnerWorkings Inc *	11,163	82,383
Insituform Technologies Inc ‘A’ *	16,759	448,303
Insperity Inc	9,102	276,519
Insteel Industries Inc	8,263	116,839
Interface Inc ‘A’	21,411	395,889
Interline Brands Inc *	13,903	283,621
International Shipholding Corp	2,800	69,720
JetBlue Airways Corp *	102,083	640,060
John Bean Technologies Corp	12,518	240,721
Kadant Inc *	5,640	147,712
Kaman Corp	11,055	389,136
Kaydon Corp	13,601	533,023
Kelly Services Inc ‘A’ *	11,001	238,832
Kforce Inc *	13,689	250,509
Kimball International Inc ‘B’	15,311	107,177
Knight Transportation Inc	21,175	407,619
Knoll Inc	20,414	427,877
Korn/Ferry International *	19,491	434,065
Kratos Defense & Security Solutions Inc *	7,506	106,885
LaBarge Inc *	5,952	105,350
Ladish Co Inc *	6,894	376,757
Layne Christensen Co *	8,582	296,079
LB Foster Co ‘A’	4,640	200,030
Lindsay Corp	5,451	430,738
LMI Aerospace Inc *	3,990	80,638
LSI Industries Inc	9,779	70,800
Lydall Inc *	7,885	70,098
M&F Worldwide Corp *	4,439	111,508
Marten Transport Ltd	6,926	154,450
MasTec Inc *	22,544	468,915
McGrath RentCorp	10,202	278,209
Meritor Inc *	40,835	692,970
Met-Pro Corp	7,400	88,060
Michael Baker Corp *	3,537	102,821
Miller Industries Inc	4,616	74,964
Mine Safety Appliances Co	11,278	413,564
Mistras Group Inc *	6,613	113,810
Mobile Mini Inc *	15,302	367,554
Moog Inc ‘A’ *	18,590	853,467
Mueller Industries Inc	15,388	563,509
Mueller Water Products Inc ‘A’	68,676	307,668
Multi-Color Corp	5,293	106,972
MYR Group Inc *	8,949	214,060
NACCO Industries Inc ‘A’	2,472	273,576
National Presto Industries Inc	1,835	206,768
Navigant Consulting Inc *	22,135	221,129
NCI Building Systems Inc *	8,202	103,919
Nordson Corp	13,915	1,601,060
Northwest Pipe Co *	4,207	96,467
Old Dominion Freight Line Inc *	17,899	628,076
On Assignment Inc *	17,218	162,882
Orbital Sciences Corp *	24,768	468,611
Orion Marine Group Inc *	11,802	126,753
Pacer International Inc *	16,044	84,391
Park-Ohio Holdings Corp *	2,021	41,754
Patriot Transportation Holding Inc *	2,211	59,144
Pinnacle Airlines Corp *	9,056	52,072
PMFG Inc *	6,894	147,118
Polypore International Inc *	9,587	552,019

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Powell Industries Inc *	3,951	$155,827
PowerSecure International Inc *	8,441	72,593
Primoris Services Corp	9,944	100,832
Quanex Building Products Corp	16,765	329,097
RailAmerica Inc *	10,868	185,191
Raven Industries Inc	7,162	439,890
RBC Bearings Inc *	9,236	353,092
Republic Airways Holdings Inc *	15,689	100,880
Resources Connection Inc	20,114	390,010
Roadrunner Transportation Systems Inc *	4,854	72,810
Robbins & Myers Inc	16,088	739,887
Rollins Inc	24,637	500,131
RSC Holdings Inc *	21,744	312,679
Rush Enterprises Inc ‘A’ *	13,487	267,043
Saia Inc *	7,337	120,253
Satcon Technology Corp *	33,212	128,198
Sauer-Danfoss Inc *	5,222	265,956
Schawk Inc	5,117	99,474
School Specialty Inc *	8,511	121,707
Seaboard Corp	114	275,082
SFN Group Inc *	23,099	325,465
Simpson Manufacturing Co Inc	16,198	477,193
SkyWest Inc	21,236	359,313
Standard Parking Corp *	7,191	127,712
Standex International Corp	5,432	205,818
Steelcase Inc ‘A’	31,869	362,669
Sterling Construction Co Inc *	7,276	122,819
Sun Hydraulics Corp	5,639	243,041
SYKES Enterprises Inc *	17,834	352,578
TAL International Group Inc	7,271	263,719
Taser International Inc *	26,944	109,662
Team Inc *	8,593	225,652
Tecumseh Products Co ‘A’ *	8,862	88,797
Teledyne Technologies Inc *	14,859	768,359
Tennant Co	8,101	340,566
Tetra Tech Inc *	26,501	654,310
Textainer Group Holdings Ltd (Bermuda)	3,883	144,292
The Advisory Board Co *	6,753	347,780
The Brink’s Co	18,977	628,328
The Corporate Executive Board Co	14,311	577,735
The Dolan Co *	13,517	164,096
The Geo Group Inc *	25,177	645,538
The Gorman-Rupp Co	5,522	217,512
The Greenbrier Cos Inc *	8,629	244,891
The Middleby Corp *	6,897	642,938
Titan International Inc	15,449	411,098
Titan Machinery Inc *	5,982	151,046
Tredegar Corp	10,601	228,770
Trex Co Inc *	6,899	225,045
Trimas Corp *	7,068	151,962
Triumph Group Inc	6,672	590,138
TrueBlue Inc *	19,135	321,277
Tutor Perini Corp	10,490	255,536
Twin Disc Inc	4,045	130,330
Ultrapetrol Bahamas Ltd * (Bahamas)	11,540	58,623
UniFirst Corp	5,407	286,625
United Rentals Inc *	25,948	863,549
United Stationers Inc	9,921	704,887
Universal Forest Products Inc	8,158	298,991
US Airways Group Inc *	69,421	604,657
US Ecology Inc	8,457	147,406
USA Truck Inc *	3,896	50,648
Viad Corp	9,406	225,180
Vicor Corp	8,906	146,860
VSE Corp	2,038	60,549
Wabash National Corp *	26,634	308,422
Watsco Inc	11,340	790,511
Watts Water Technologies Inc ‘A’	11,669	445,639
Werner Enterprises Inc	17,973	475,745
Woodward Inc	25,284	873,815
Xerium Technologies Inc *	3,260	78,403

		82,961,286

Information Technology - 19.3%

Accelrys Inc *	25,910	207,280
ACI Worldwide Inc *	14,753	483,898
Acme Packet Inc *	18,790	1,333,338
Actuate Corp *	20,310	105,612
Acxiom Corp *	28,838	413,825
ADTRAN Inc	24,193	1,027,235
Advanced Analogic Technologies Inc *	20,435	77,244
Advanced Energy Industries Inc *	16,093	263,121
Advent Software Inc *	13,569	389,023
American Software Inc ‘A’	11,542	85,180
Amkor Technology Inc *	44,919	302,754
ANADIGICS Inc *	29,413	131,770
Anaren Inc *	6,713	134,931
Ancestry.com Inc *	8,300	294,235
Anixter International Inc	10,341	722,732
Applied Micro Circuits Corp *	28,721	298,124
Ariba Inc *	37,967	1,296,193
ARRIS Group Inc *	54,690	696,751
Aruba Networks Inc *	31,979	1,082,169
Aspen Technology Inc *	27,101	406,244
ATMI Inc *	13,756	259,713
Aviat Networks Inc *	27,459	141,963
Avid Technology Inc *	13,076	291,595
Axcelis Technologies Inc *	48,303	128,003
AXT Inc *	14,535	104,216
Bel Fuse Inc ‘B’	4,815	105,978
Benchmark Electronics Inc *	27,269	517,293
BigBand Networks Inc *	24,090	61,430
Black Box Corp	7,287	256,138
Blackbaud Inc	19,520	531,725
Blackboard Inc *	14,838	537,729
Blue Coat Systems Inc *	18,139	510,794
Bottomline Technologies Inc *	12,191	306,482
Brightpoint Inc *	31,006	336,105
BroadSoft Inc *	3,311	157,902
Brooks Automation Inc *	28,415	390,138
Cabot Microelectronics Corp *	9,586	500,868
CACI International Inc ‘A’ *	12,176	746,632
Cardtronics Inc *	12,144	247,130
Cass Information Systems Inc	3,851	151,306
Cavium Networks Inc *	19,263	865,487
CDC Corp ‘A’ * (Cayman)	14,740	37,587
Ceva Inc *	9,675	258,613
Checkpoint Systems Inc *	17,252	387,825
CIBER Inc *	28,388	190,200
Cirrus Logic Inc *	28,517	599,713
Cognex Corp	17,406	491,719
Coherent Inc *	10,871	631,714
Cohu Inc	10,643	163,476
CommVault Systems Inc *	18,735	747,152
Computer Task Group Inc *	7,242	96,246
comScore Inc *	10,080	297,461
Comtech Telecommunications Corp	12,031	327,003
Comverge Inc *	11,450	53,357
Concur Technologies Inc *	17,009	943,149
Conexant Systems Inc *	35,999	85,678
Constant Contact Inc *	12,486	435,761
Cray Inc *	16,337	105,374
CSG Systems International Inc *	14,593	290,984
CTS Corp	15,236	164,549
Cymer Inc *	12,492	706,797
Daktronics Inc	15,468	166,281
DDi Corp	6,476	68,451
DealerTrack Holdings Inc *	17,593	403,935
Deltek Inc *	9,008	68,461

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

DemandTec Inc *	8,987	$118,269
DG FastChannel Inc *	10,965	353,292
Dice Holdings Inc *	7,027	106,178
Digi International Inc *	11,510	121,546
Digimarc Corp *	3,421	98,867
Digital River Inc *	16,913	633,054
Diodes Inc *	14,540	495,232
DSP Group Inc *	10,837	83,445
DTS Inc *	7,640	356,253
EarthLink Inc	46,409	363,382
Ebix Inc *	11,842	280,063
Echelon Corp *	15,125	153,216
Echo Global Logistics Inc *	5,126	67,304
Electro Rent Corp	7,770	133,489
Electro Scientific Industries Inc *	12,483	216,705
Electronics for Imaging Inc *	20,128	296,083
EMS Technologies Inc *	6,956	136,720
Emulex Corp *	34,972	373,151
Energy Conversion Devices Inc *	22,718	51,343
Entegris Inc *	57,288	502,416
Entropic Communications Inc *	25,426	214,850
Epicor Software Corp *	21,645	239,610
EPIQ Systems Inc	14,469	207,775
Euronet Worldwide Inc *	21,345	412,599
Evergreen Solar Inc *	17,961	24,247
Exar Corp *	17,008	102,388
ExlService Holdings Inc *	6,956	147,119
Extreme Networks Inc *	40,760	142,660
Fair Isaac Corp	17,638	557,537
FARO Technologies Inc *	7,236	289,440
FEI Co *	16,597	559,651
Finisar Corp *	33,394	821,492
FormFactor Inc *	22,026	226,868
Forrester Research Inc	6,293	240,959
Fortinet Inc *	17,219	757,636
Gerber Scientific Inc *	11,679	109,315
Global Cash Access Holdings Inc *	22,379	73,179
Globecomm Systems Inc *	10,320	127,246
GSI Commerce Inc *	26,945	788,680
GSI Technology Inc *	8,952	81,374
GT Solar International Inc *	23,800	253,708
Harmonic Inc *	43,002	403,359
Heartland Payment Systems Inc	16,694	292,646
Hittite Microwave Corp *	10,914	695,986
Hypercom Corp *	21,053	253,268
iGate Corp	10,555	198,117
Imation Corp *	13,637	151,916
Immersion Corp *	13,476	102,957
Infinera Corp *	38,571	323,611
InfoSpace Inc *	16,123	139,625
Insight Enterprises Inc *	19,608	333,924
Integral Systems Inc *	8,313	101,169
Integrated Device Technology Inc *	66,986	493,687
Integrated Silicon Solution Inc *	11,511	106,707
Interactive Intelligence Inc *	5,939	229,899
InterDigital Inc	18,794	896,662
Intermec Inc *	21,356	230,431
Internap Network Services Corp *	23,847	156,675
Intevac Inc *	10,010	124,424
IntraLinks Holdings Inc *	4,870	130,224
IPG Photonics Corp *	11,218	647,054
Ixia *	14,678	233,087
IXYS Corp *	10,929	146,776
j2 Global Communications Inc *	19,093	563,434
Jack Henry & Associates Inc	34,704	1,176,119
JDA Software Group Inc *	18,136	548,795
Kenexa Corp *	10,328	284,950
Keynote Systems Inc	6,460	119,833
KIT Digital Inc *	12,475	150,199
Kopin Corp *	30,150	138,388
Kulicke & Soffa Industries Inc *	30,684	286,895
KVH Industries Inc *	6,738	101,879
L-1 Identity Solutions Inc *	33,814	398,329
Lattice Semiconductor Corp *	51,100	301,490
Lawson Software Inc *	58,752	710,899
Limelight Networks Inc *	18,783	134,486
Lionbridge Technologies Inc *	27,199	93,293
Liquidity Services Inc *	6,696	119,591
Littelfuse Inc	9,601	548,217
LivePerson Inc *	20,049	253,419
LogMeIn Inc *	6,635	279,732
LoopNet Inc *	8,949	126,628
Loral Space & Communications Inc *	4,400	341,220
LTX-Credence Corp *	21,516	196,441
Magma Design Automation Inc *	24,302	165,740
Manhattan Associates Inc *	9,938	325,171
ManTech International Corp ‘A’ *	8,622	365,573
MAXIMUS Inc	7,134	579,067
Maxwell Technologies Inc *	11,828	204,270
Measurement Specialties Inc *	6,705	228,372
Mentor Graphics Corp *	46,695	683,148
Mercury Computer Systems Inc *	10,719	226,814
Methode Electronics Inc	16,908	204,249
Micrel Inc	22,162	298,744
Microsemi Corp *	34,592	716,400
MicroStrategy Inc ‘A’ *	3,591	482,918
Microvision Inc *	47,705	62,971
Mindspeed Technologies Inc *	13,334	112,806
MIPS Technologies Inc *	20,597	216,063
MKS Instruments Inc	21,726	723,476
ModusLink Global Solutions Inc	20,440	111,602
MoneyGram International Inc *	38,946	133,585
Monolithic Power Systems Inc *	14,122	200,391
Monotype Imaging Holdings Inc *	10,347	150,031
MoSys Inc *	13,283	79,831
Move Inc *	69,932	167,137
MTS Systems Corp	7,204	328,142
Multi-Fineline Electronix Inc *	4,627	130,574
Nanometrics Inc *	8,201	148,356
NCI Inc ‘A’ *	3,042	74,134
NETGEAR Inc *	15,272	495,424
Netlogic Microsystems Inc *	26,734	1,123,363
NetScout Systems Inc *	13,394	365,924
NetSuite Inc *	8,078	234,908
Network Equipment Technologies Inc *	14,808	55,826
Newport Corp *	16,363	291,752
NIC Inc	24,994	311,425
Novatel Wireless Inc *	13,931	76,063
NVE Corp *	2,129	119,948
Oclaro Inc *	21,619	248,835
OmniVision Technologies Inc *	22,222	789,548
Online Resources Corp *	12,888	48,717
OpenTable Inc *	6,914	735,304
Openwave Systems Inc *	39,001	83,462
Oplink Communications Inc *	9,484	184,843
Opnet Technologies Inc	6,126	238,853
OSI Systems Inc *	7,116	267,063
Parametric Technology Corp *	45,014	1,012,365
Park Electrochemical Corp	9,071	292,540
PCTEL Inc *	9,980	76,547
PDF Solutions Inc *	11,228	74,666
Pegasystems Inc	7,069	268,198
Perficient Inc *	10,520	126,345
Pericom Semiconductor Corp *	11,474	118,985
Photronics Inc *	24,125	216,401
Plantronics Inc	20,113	736,538
Plexus Corp *	17,383	609,448
PLX Technology Inc *	17,377	63,426
Power Integrations Inc	10,712	410,591
Power-One Inc *	26,969	235,979

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Powerwave Technologies Inc *	60,543	$273,049
Presstek Inc *	17,437	36,269
Progress Software Corp *	27,271	793,313
PROS Holdings Inc *	8,845	128,872
Pulse Electronics Corp	19,219	116,275
QLIK Technologies Inc *	5,698	148,148
Quantum Corp *	94,971	239,327
Quest Software Inc *	21,274	540,147
QuinStreet Inc *	4,596	104,467
Rackspace Hosting Inc *	40,850	1,750,422
Radiant Systems Inc *	12,825	227,002
RadiSys Corp *	11,325	98,075
RealD Inc *	6,168	168,756
RealNetworks Inc *	38,246	142,275
RealPage Inc *	6,028	167,156
Renaissance Learning Inc	5,927	69,642
RF Micro Devices Inc *	114,972	736,971
Richardson Electronics Ltd	6,990	92,128
RightNow Technologies Inc *	9,800	306,740
Rimage Corp	4,510	72,837
Riverbed Technology Inc *	53,416	2,011,112
Rofin-Sinar Technologies Inc *	12,414	490,353
Rogers Corp *	6,954	313,347
Rosetta Stone Inc *	4,579	60,489
Rubicon Technology Inc *	6,320	174,938
Rudolph Technologies Inc *	14,338	156,858
S1 Corp *	23,167	154,756
Saba Software Inc *	13,645	133,857
Sanmina-SCI Corp *	34,489	386,622
Sapient Corp *	44,236	506,502
SAVVIS Inc *	16,387	607,794
ScanSource Inc *	11,436	434,454
SeaChange International Inc *	12,641	120,090
Semtech Corp *	25,888	647,718
ShoreTel Inc *	20,748	170,756
Sigma Designs Inc *	13,690	177,285
Silicon Graphics International Corp *	13,915	297,781
Silicon Image Inc *	34,939	313,403
SMART Modular Technologies Inc * (Cayman)	23,259	180,722
Smith Micro Software Inc *	13,472	126,098
SolarWinds Inc *	15,095	354,129
Sonus Networks Inc *	89,189	335,351
Sourcefire Inc *	12,074	332,156
Spansion Inc ‘A’ *	5,632	105,149
Spectrum Control Inc *	5,938	116,860
SRA International Inc ‘A’ *	18,179	515,556
SRS Labs Inc *	5,866	50,096
SS&C Technologies Holdings Inc *	5,391	110,084
Stamps.com Inc	5,393	71,997
Standard Microsystems Corp *	9,883	243,715
STEC Inc *	17,586	353,303
Stratasys Inc *	9,075	426,525
SuccessFactors Inc *	27,552	1,077,008
Super Micro Computer Inc *	10,899	174,820
Supertex Inc *	4,361	97,163
support.com Inc *	22,070	114,543
Sycamore Networks Inc	8,891	217,207
Symmetricom Inc *	20,242	124,083
Synaptics Inc *	14,670	396,383
Synchronoss Technologies Inc *	9,048	314,418
SYNNEX Corp *	7,721	252,708
Syntel Inc	5,372	280,580
Take-Two Interactive Software Inc *	30,738	472,443
Taleo Corp ‘A’ *	17,442	621,807
Tekelec *	29,642	240,693
TeleCommunication Systems Inc ‘A’ *	20,075	82,709
TeleTech Holdings Inc *	11,504	222,948
Terremark Worldwide Inc *	25,952	493,088
Tessera Technologies Inc *	21,605	394,507
The Knot Inc *	13,828	166,627
The Ultimate Software Group Inc *	10,883	639,376
THQ Inc *	29,525	134,634
TIBCO Software Inc *	65,945	1,797,001
TiVo Inc *	50,741	444,491
TNS Inc *	11,466	178,526
Travelzoo Inc *	2,307	153,623
TriQuint Semiconductor Inc *	65,376	844,004
TTM Technologies Inc *	35,124	637,852
Tyler Technologies Inc *	13,085	310,245
Ultra Clean Holdings Inc *	9,923	102,604
Ultratech Inc *	10,707	314,786
Unisys Corp *	18,490	577,258
United Online Inc	38,405	242,144
Universal Display Corp *	13,398	737,426
UTStarcom Inc *	53,026	124,611
ValueClick Inc *	35,390	511,739
VASCO Data Security International Inc *	12,256	168,275
Veeco Instruments Inc *	17,436	886,446
VeriFone Systems Inc *	36,257	1,992,322
ViaSat Inc *	14,265	568,318
VirnetX Holding Corp	14,847	295,604
Virtusa Corp *	6,562	122,906
Vocus Inc *	7,568	195,708
Volterra Semiconductor Corp *	10,841	269,182
Wave Systems Corp ‘A’ *	35,851	112,214
Websense Inc *	17,897	411,094
Wright Express Corp *	15,849	821,612
X-Rite Inc *	16,069	76,328
Xyratex Ltd * (Bermuda)	13,222	147,822
Zix Corp *	27,595	101,550
Zoran Corp *	22,613	234,949
Zygo Corp *	8,410	122,954

		102,952,472

Materials - 5.8%

A. Schulman Inc	13,470	332,978
A.M. Castle & Co *	7,584	143,186
Allied Nevada Gold Corp *	32,311	1,146,394
AMCOL International Corp	10,524	378,654
American Vanguard Corp	9,307	80,785
Arch Chemicals Inc	9,359	389,241
Balchem Corp	12,208	458,044
Boise Inc	30,165	276,311
Buckeye Technologies Inc	16,694	454,578
Calgon Carbon Corp *	24,319	386,186
Capital Gold Corp *	22,301	143,395
Century Aluminum Co *	27,857	520,369
Clearwater Paper Corp *	4,696	382,254
Coeur d’Alene Mines Corp *	37,475	1,303,380
Deltic Timber Corp	4,686	313,212
Ferro Corp *	37,415	620,715
General Moly Inc *	29,008	156,063
Georgia Gulf Corp *	14,431	533,947
Glatfelter	18,952	252,441
Globe Specialty Metals Inc	26,673	607,077
Golden Star Resources Ltd (XASE) * (Canada)	110,994	329,652
Graham Packaging Co Inc *	7,400	128,982
Graphic Packaging Holding Co *	48,803	264,512
H.B. Fuller Co	20,255	435,077
Hawkins Inc	3,995	164,115
Haynes International Inc	5,471	303,367
Headwaters Inc *	27,553	162,563
Hecla Mining Co *	112,481	1,021,327
Horsehead Holding Corp *	19,321	329,423
Innophos Holdings Inc	9,083	418,817
Jaguar Mining Inc * (Canada)	36,318	189,580
Kaiser Aluminum Corp	5,118	252,062
KapStone Paper & Packaging Corp *	16,688	286,533
Koppers Holdings Inc	8,996	384,129

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Kraton Performance Polymers Inc *	4,927	$188,458
Landec Corp *	12,408	80,652
Louisiana-Pacific Corp *	54,983	577,322
LSB Industries Inc *	7,547	299,163
Materion Corp *	8,919	363,895
Metals USA Holdings Corp *	5,113	83,700
Minerals Technologies Inc	7,505	514,243
Molycorp Inc *	10,915	655,118
Myers Industries Inc	15,750	156,398
Neenah Paper Inc	6,552	143,947
NewMarket Corp	3,822	604,717
Olin Corp	33,226	761,540
Olympic Steel Inc	4,177	137,047
OM Group Inc *	12,888	470,928
OMNOVA Solutions Inc *	19,905	156,652
PolyOne Corp	38,963	553,664
Quaker Chemical Corp	4,949	198,801
Rock-Tenn Co ‘A’	15,963	1,107,034
Rockwood Holdings Inc *	21,871	1,076,491
RTI International Metals Inc *	13,075	407,286
Schweitzer-Mauduit International Inc	7,785	393,999
Senomyx Inc *	18,028	108,889
Sensient Technologies Corp	20,756	743,895
Silgan Holdings Inc	19,188	731,830
Solutia Inc *	51,070	1,297,178
Spartech Corp *	13,879	100,623
Stepan Co	3,241	234,973
Stillwater Mining Co *	19,314	442,870
STR Holdings Inc *	12,310	236,106
Texas Industries Inc	9,026	408,246
Thompson Creek Metals Co Inc * (Canada)	66,670	836,042
TPC Group Inc *	3,287	94,896
United States Lime & Minerals Inc *	1,256	50,881
Universal Stainless & Alloy Products Inc *	3,337	112,557
US Energy Corp *	12,790	80,065
US Gold Corp *	38,953	343,955
W.R. Grace & Co *	30,142	1,154,137
Wausau Paper Corp	21,377	163,320
Westlake Chemical Corp	7,937	446,059
Worthington Industries Inc	23,929	500,595
Zep Inc	9,644	167,902
Zoltek Cos Inc *	12,516	168,090

		30,903,513

Telecommunication Services - 0.8%

AboveNet Inc	8,635	560,066
Alaska Communications Systems Group Inc	20,172	214,832
Atlantic Tele-Network Inc	4,127	153,483
Cbeyond Inc *	11,791	137,601
Cincinnati Bell Inc *	86,716	232,399
Cogent Communications Group Inc *	20,154	287,598
Consolidated Communications Holdings Inc	11,417	213,840
FiberTower Corp *	21,430	43,074
General Communication Inc ‘A’ *	18,837	206,077
Global Crossing Ltd * (Bermuda)	13,780	191,818
Globalstar Inc *	34,389	43,674
Hughes Communications Inc *	3,959	236,233
ICO Global Communications Holdings Ltd *	41,765	111,512
IDT Corp ‘B’	6,599	177,843
Iridium Communications Inc *	15,078	120,172
Neutral Tandem Inc *	14,279	210,615
nTelos Holdings Corp	13,022	239,735
PAETEC Holding Corp *	56,112	187,414
Premiere Global Services Inc *	25,630	195,301
Shenandoah Telecommunications Co	10,628	191,942
USA Mobility Inc	9,874	143,074
Vonage Holdings Corp *	46,428	211,712

		4,310,015

Utilities - 2.9%

ALLETE Inc	10,949	426,682
American States Water Co	8,077	289,641
Artesian Resources Corp ‘A’	4,007	78,096
Avista Corp	24,053	556,346
Black Hills Corp	17,096	571,690
Cadiz Inc *	6,831	83,270
California Water Service Group	8,454	314,235
Central Vermont Public Service Corp	6,164	143,560
CH Energy Group Inc	7,131	360,401
Chesapeake Utilities Corp	4,541	188,996
Cleco Corp	25,341	868,943
Connecticut Water Service Inc	4,486	118,206
Consolidated Water Co Ltd (Cayman)	6,858	74,752
Dynegy Inc *	44,214	251,578
El Paso Electric Co *	19,032	578,573
IDACORP Inc	17,496	666,598
MGE Energy Inc	10,173	411,905
Middlesex Water Co	6,900	125,511
New Jersey Resources Corp	15,792	678,266
Nicor Inc	18,195	977,071
Northwest Natural Gas Co	10,885	502,125
NorthWestern Corp	15,636	473,771
Otter Tail Corp	15,883	361,021
Piedmont Natural Gas Co Inc	27,343	829,860
PNM Resources Inc	38,225	570,317
Portland General Electric Co	32,552	773,761
SJW Corp	5,897	136,516
South Jersey Industries Inc	11,947	668,674
Southwest Gas Corp	17,483	681,312
The Empire District Electric Co	17,767	387,143
The Laclede Group Inc	9,941	378,752
UIL Holdings Corp	21,482	655,631
UniSource Energy Corp	15,562	562,255
Unitil Corp	5,979	140,865
WGL Holdings Inc	19,368	755,352
York Water Co	6,680	116,299

		15,757,974

Total Common Stocks
(Cost $480,903,770)		532,411,318

CLOSED-END MUTUAL FUND - 0.1%

Kayne Anderson Energy Development Co	4,752	92,949

Total Closed-End Mutual Fund
(Cost $103,099)		92,949

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $1,776,184; collateralized by Federal Home Loan Bank: 0.800% due 11/18/13 and value $1,816,650)	$1,776,183	$1,776,183

Total Short-Term Investment
(Cost $1,776,183)		1,776,183

TOTAL INVESTMENTS - 100.0%
(Cost $482,783,052)		534,280,450

OTHER ASSETS & LIABILITIES, NET - 0.0%		265,708

NET ASSETS - 100.0%		$534,546,158

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2011, $208,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (06/11)	31	$2,532,830	$76,440

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$532,411,318	$532,411,318	$-	$-
	Closed-End Mutual Fund	92,949	92,949	-	-
	Short-Term Investment	1,776,183	-	1,776,183	-
	Derivatives:
	Equity Contracts
	Futures	76,440	76,440	-	-

	Total	$534,356,890	$532,580,707	$1,776,183	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Consumer Discretionary - 10.5%

Aaron’s Inc	287,100	$7,280,856
Bob Evans Farms Inc	69,800	2,275,480
Brown Shoe Co Inc	45,782	559,456
Cinemark Holdings Inc	283,700	5,489,595
Cooper Tire & Rubber Co	224,700	5,786,025
Dover Downs Gaming & Entertainment Inc	59,300	212,887
Group 1 Automotive Inc	137,400	5,880,720
Hillenbrand Inc	109,100	2,345,650
International Speedway Corp ‘A’	120,000	3,576,000
Meredith Corp	186,500	6,326,080
Oxford Industries Inc	33,552	1,147,143
PetMed Express Inc	106,800	1,693,848
RadioShack Corp	328,900	4,936,789
Sturm Ruger & Co Inc	98,800	2,269,436
The Buckle Inc	199,000	8,039,600
The Jones Group Inc	221,900	3,051,125
Wolverine World Wide Inc	193,100	7,198,768

		68,069,458

Consumer Staples - 6.3%

Cal-Maine Foods Inc	97,500	2,876,250
Casey’s General Stores Inc	146,900	5,729,100
Cia Cervecerias Unidas SA ADR (Chile)	42,400	2,505,840
Corn Products International Inc	173,200	8,975,224
Embotelladora Andina SA ‘B’ ADR (Chile)	70,500	2,062,830
Fresh Del Monte Produce Inc (Cayman)	52,300	1,365,553
Ruddick Corp	142,900	5,514,511
The Andersons Inc	75,080	3,657,897
Universal Corp	122,500	5,333,650
WD-40 Co	50,600	2,142,404
Weis Markets Inc	23,900	966,994

		41,130,253

Energy - 16.3%

Alliance Resource Partners LP	37,500	3,053,625
Berry Petroleum Co ‘A’	179,700	9,065,865
Buckeye Partners LP	82,500	5,242,050
Cimarex Energy Co	82,800	9,541,872
El Paso Pipeline Partners LP	94,400	3,420,112
EXCO Resources Inc	364,000	7,520,240
Frontline Ltd (Bermuda)	208,700	5,169,499
Holly Corp	154,400	9,381,344
Knightsbridge Tankers Ltd (Bermuda)	35,200	881,408
Linn Energy LLC	224,600	8,743,678
Magellan Midstream Partners LP	117,100	7,009,606
Ship Finance International Ltd (Bermuda)	146,000	3,026,580
Southern Union Co	242,800	6,948,936
Sunoco Logistics Partners LP	36,200	3,141,436
TC Pipelines LP	31,700	1,648,717
Tidewater Inc	133,200	7,972,020
TransMontaigne Partners LP	34,000	1,235,220
W&T Offshore Inc	151,700	3,457,243
World Fuel Services Corp	224,400	9,112,884

		105,572,335

Financials - 13.8%

Advance America Cash Advance Centers Inc	248,400	1,316,520
American Equity Investment Life Holding Co	140,100	1,838,112
American Financial Group Inc	190,800	6,681,816
Bank of Hawaii Corp	133,900	6,403,098
Cash America International Inc	136,100	6,267,405
CommonWealth REIT	102,400	2,659,328
CreXus Investment Corp REIT	72,400	826,808
Cullen/Frost Bankers Inc	114,500	6,757,790
Delphi Financial Group Inc ‘A’	190,800	5,859,468
Equity One Inc REIT	160,700	3,016,339
Federated Investors Inc ‘B’	228,500	6,112,375
Franklin Street Properties Corp REIT	236,700	3,330,369
Healthcare Realty Trust Inc REIT	188,900	4,288,030
Infinity Property & Casualty Corp	38,600	2,296,314
Life Partners Holdings Inc	29,716	238,917
Montpelier Re Holdings Ltd (Bermuda)	37,500	662,625
Omega Healthcare Investors Inc REIT	281,500	6,288,710
Prosperity Bancshares Inc	128,800	5,508,776
PS Business Parks Inc REIT	59,600	3,453,224
Raymond James Financial Inc	169,100	6,466,384
RLI Corp	59,300	3,418,645
Sovran Self Storage Inc REIT	76,500	3,025,575
Trustmark Corp	115,600	2,707,352

		89,423,980

Health Care - 6.7%

Invacare Corp	110,900	3,451,208
Owens & Minor Inc	197,200	6,405,056
PerkinElmer Inc	257,100	6,754,017
STERIS Corp	174,900	6,041,046
Teleflex Inc	114,400	6,632,912
The Cooper Cos Inc	134,400	9,334,080
West Pharmaceutical Services Inc	116,000	5,193,320

		43,811,639

Industrials - 11.8%

Albany International Corp ‘A’	35,140	874,986
Alliant Techsystems Inc	92,400	6,529,908
AZZ Inc	4,913	224,033
Baltic Trading Ltd	92,000	839,040
Barnes Group Inc	180,100	3,760,488
Belden Inc	152,700	5,733,885
Crane Co	155,200	7,516,336
Cubic Corp	41,900	2,409,250
Curtiss-Wright Corp	141,900	4,986,366
Elbit Systems Ltd (Israel)	18,700	1,031,679
Ennis Inc	110,400	1,880,112
Great Lakes Dredge & Dock Co	124,800	952,224
Harsco Corp	162,200	5,724,038
KBR Inc	226,100	8,539,797
SkyWest Inc	167,200	2,829,024
Standex International Corp	14,262	540,387
The Brink’s Co	175,900	5,824,049
Triumph Group Inc	73,600	6,509,920
UniFirst Corp	33,000	1,749,330
Valmont Industries Inc	74,900	7,817,313

		76,272,165

Information Technology - 2.8%

AVX Corp	117,900	1,757,889
Diebold Inc	181,600	6,439,536
Himax Technologies Inc ADR (Cayman)	189,600	449,352
Jabil Circuit Inc	344,700	7,042,221
Micrel Inc	202,700	2,732,396

		18,421,394

Materials - 16.9%

A. Schulman Inc	72,000	1,779,840
AMCOL International Corp	66,100	2,378,278
Bemis Co Inc	198,300	6,506,223
Cabot Corp	134,100	6,207,489
Compass Minerals International Inc	83,000	7,762,990
Gold Resource Corp	111,984	2,981,014
HudBay Minerals Inc (Canada)	409,451	6,668,624
IAMGOLD Corp (NYSE) (Canada)	387,500	8,532,750
Innophos Holdings Inc	78,000	3,596,580
International Flavors & Fragrances Inc	129,400	8,061,620
Methanex Corp (NASDAQ) (Canada)	164,000	5,121,720
Neenah Paper Inc	32,800	720,616
NewMarket Corp	20,300	3,211,866

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Quaker Chemical Corp	32,626	$1,310,587
Rock-Tenn Co ‘A’	111,700	7,746,395
Royal Gold Inc	151,500	7,938,600
RPM International Inc	254,100	6,029,793
Sensient Technologies Corp	169,200	6,064,128
Sonoco Products Co	180,700	6,546,761
Stepan Co	14,702	1,065,895
The Lubrizol Corp	70,700	9,470,972

		109,702,741

Telecommunication Services - 0.2%

Partner Communications Co Ltd ADR (Israel)	69,600	1,323,096

Utilities - 10.8%

AGL Resources Inc	138,500	5,517,840
AmeriGas Partners LP	28,500	1,369,710
Atmos Energy Corp	172,000	5,865,200
Avista Corp	135,700	3,138,741
Cleco Corp	179,700	6,161,913
Energen Corp	118,000	7,448,160
Great Plains Energy Inc	153,400	3,071,068
OGE Energy Corp	140,700	7,113,792
Southwest Gas Corp	104,400	4,068,468
Suburban Propane Partners LP	60,500	3,414,015
UGI Corp	195,600	6,435,240
Vectren Corp	186,700	5,078,240
Westar Energy Inc	212,400	5,611,608
WGL Holdings Inc	142,900	5,573,100

		69,867,095

Total Common Stocks
(Cost $448,839,198)		623,594,156

CLOSED-END MUTUAL FUND - 1.3%

Central Fund of Canada Ltd ‘A’ (Canada)	393,600	8,804,832

Total Closed-End Mutual Fund
(Cost $4,763,033)		8,804,832

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $16,682,533; collateralized by U.S. Treasury Notes: 0.750% due 05/31/12 and value $17,020,719)	$16,682,529	16,682,529

Total Short-Term Investment
(Cost $16,682,529)		16,682,529

TOTAL INVESTMENTS - 100.0%
(Cost $470,284,760)		649,081,517

OTHER ASSETS & LIABILITIES, NET - 0.0%		63,392

NET ASSETS - 100.0%		$649,144,909

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$623,594,156	$623,594,156	$-	$-
	Closed-End Mutual Fund	8,804,832	8,804,832	-	-
	Short-Term Investment	16,682,529	-	16,682,529	-

	Total	$649,081,517	$632,398,988	$16,682,529	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
WARRANTS - 0.3%

Health Care - 0.3%

Anadys Pharmaceuticals Inc Strike @ $2.75 Exp. 06/09/14 * ◊ + Δ	115,150	$2,103
Ardea Biosciences Inc Strike @ $11.14 Exp. 12/19/13 * ◊ + Δ	12,024	216,275
ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * ◊ + Δ	44,635	-
Cytori Therapeutics Inc Strike @ $6.25 Exp. 02/28/12 * ◊ + Δ	33,925	61,398
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * ◊ + Δ	27,500	32,317
OncoGenex Pharmaceutical Inc Strike @ $20.00 Exp. 10/19/15 * ◊ + Δ	12,820	6,548

		318,641

Total Warrants
(Cost $11,832)		318,641

COMMON STOCKS - 96.8%

Health Care - 96.8%

Achillion Pharmaceuticals Inc *	123,400	882,310
Active Biotech AB * Δ (Sweden)	78,794	1,997,345
Aegerion Pharmaceuticals Inc *	46,300	767,191
Akorn Inc *	2,570	14,829
Alexion Pharmaceuticals Inc *	77,265	7,624,510
Allergan Inc	22,610	1,605,762
Allos Therapeutics Inc *	442,600	1,403,042
Allscripts Healthcare Solutions Inc *	30,389	637,865
Amarin Corp PLC ADR * (United Kingdom)	296,391	2,163,654
AMERIGROUP Corp *	59,389	3,815,743
AmerisourceBergen Corp	33,951	1,343,102
Anadys Pharmaceuticals Inc *	65,095	75,510
Antares Pharma Inc *	60,698	109,256
Ardea Biosciences Inc *	151,771	4,354,310
ARIAD Pharmaceuticals Inc *	562,735	4,231,767
AVEO Pharmaceuticals Inc *	29,520	395,273
BioMarin Pharmaceutical Inc *	199,518	5,013,887
Celgene Corp *	57,512	3,308,665
Centene Corp *	78,551	2,590,612
Chelsea Therapeutics International Ltd *	313,874	1,224,109
Corcept Therapeutics Inc *	403,424	1,714,552
Cytori Therapeutics Inc *	54,688	428,207
DaVita Inc *	16,915	1,446,402
Dendreon Corp *	32,462	1,215,053
Elan Corp PLC ADR * (Ireland)	207,760	1,429,389
Express Scripts Inc *	34,531	1,920,269
Gilead Sciences Inc *	29,500	1,251,980
HCA Holdings Inc *	34,399	1,165,094
HeartWare International Inc *	5,900	504,627
Illumina Inc *	24,000	1,681,680
Impax Laboratories Inc *	188,785	4,804,578
Incyte Corp Ltd *	383,800	6,083,230
Intercell AG * (Austria)	73,157	933,629
Ironwood Pharmaceuticals Inc ‘A’ *	147,421	2,063,894
Life Technologies Corp *	9,700	508,474
MAP Pharmaceuticals Inc *	165,608	2,283,734
Mylan Inc *	110,547	2,506,101
Nektar Therapeutics *	14,407	136,434
Odontoprev SA (Brazil)	53,974	882,018
Pacific Biosciences of California Inc *	28,400	399,020
Pharmasset Inc *	36,359	2,861,817
Salix Pharmaceuticals Ltd *	98,131	3,437,529
Sequenom Inc *	139,359	882,143
Shire PLC ADR (United Kingdom)	49,131	4,279,310
Sihuan Pharmaceutical Holdings Group Ltd * (Bermuda)	213,600	130,698
Sinopharm Group Co Ltd ‘H’ (China)	7,300	25,935
Skilled Healthcare Group Inc ‘A’ *	10,882	156,592
Targacept Inc *	42,400	1,127,416
Teva Pharmaceutical Industries Ltd ADR (Israel)	59,842	3,002,273
The Medicines Co *	57,863	942,588
Tornier NV * (Netherlands)	45,400	843,532
United Therapeutics Corp *	65,871	4,414,675
Universal Health Services Inc ‘B’	20,448	1,010,336
Uroplasty Inc *	30,536	201,843
Vertex Pharmaceuticals Inc *	85,879	4,116,181
Watson Pharmaceuticals Inc *	42,342	2,371,575
WuXi PharmaTech Inc ADR * (Cayman)	34,733	536,972
XenoPort Inc *	170,287	1,009,802

		108,268,324

Total Common Stocks
(Cost $73,139,506)		108,268,324

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.7%

Repurchase Agreement - 2.7%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $2,979,070; collateralized by U.S. Treasury Notes: 0.750% due 05/31/12 and value $3,038,875)	$2,979,069	2,979,069

Total Short-Term Investment
(Cost $2,979,069)		2,979,069

TOTAL INVESTMENTS - 99.8%
(Cost $76,130,407)		111,566,034

OTHER ASSETS & LIABILITIES, NET - 0.2%		253,541

NET ASSETS - 100.0%		$111,819,575

Notes to Schedule of Investments

(a)	As of March 31, 2011, the portfolio was diversified by health care sector as a percentage of net assets as follows:

Biotechnology	51.2%
Pharmaceuticals	27.4%
Managed Health Care	6.5%
Life Sciences Tools & Services	3.6%
Health Care Services	3.0%
Health Care Facilities	2.1%
Health Care Equipment	1.4%
Health Care Distributors	1.2%
Other (each less than 1.0%)	0.7%

97.1%
Short-Term Investment	2.7%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(c)	Investments with a total aggregate value of $318,641 or 0.3% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(d)	As of March 31, 2011, 2.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Restricted securities as of March 31, 2011 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Anadys Pharmaceuticals Inc Warrants (Exp. 06/09/14) Acq. 06/04/09	$-	$2,103	0.0%
Ardea Biosciences Inc Warrants (Exp. 12/19/13) Acq. 12/19/08	1,503	216,275	0.2%
ARYx Therapeutics Inc Warrants (Exp. 11/13/13) Acq. 11/13/08	5,579	-	0.0%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12) Acq. 02/23/07	4,750	61,398	0.1%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13) Acq. 08/11/08	-	32,317	0.0%
OncoGenex Pharmaceutical Inc Warrants (Exp. 10/19/15) Acq. 10/19/10	-	6,548	0.0%

	$11,832	$318,641	0.3%

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Warrants (1)	$318,641	$-	$318,641	$-
	Common Stocks
	Health Care	108,268,324	107,178,062	1,090,262	-

		108,268,324	107,178,062	1,090,262	-
	Short-Term Investment	2,979,069	-	2,979,069	-

	Total	$111,566,034	$107,178,062	$4,387,972	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Consumer Discretionary - 4.6%

Starwood Hotels & Resorts Worldwide Inc	520,552	$30,254,482

Financials - 90.7%

Acadia Realty Trust REIT	317,063	5,998,832
AMB Property Corp REIT	323,725	11,644,388
American Campus Communities Inc REIT	37,540	1,238,820
Apartment Investment & Management Co ‘A’ REIT	71,160	1,812,445
Ashford Hospitality Trust Inc REIT	306,220	3,374,544
AvalonBay Communities Inc REIT	210,610	25,290,049
BioMed Realty Trust Inc REIT	73,010	1,388,650
Boston Properties Inc REIT	345,805	32,799,604
BRE Properties Inc REIT	2,980	140,596
Brookfield Properties Corp (NYSE) (Canada)	712,141	12,619,139
Camden Property Trust REIT	261,586	14,863,317
CommonWealth REIT	70,328	1,826,418
Coresite Realty Corp REIT	144,470	2,288,405
Cousins Properties Inc REIT	613,565	5,123,268
CreXus Investment Corp REIT	123,550	1,410,941
DCT Industrial Trust Inc REIT	888,210	4,929,565
Digital Realty Trust Inc REIT	137,650	8,002,971
Douglas Emmett Inc REIT	156,730	2,938,687
Duke Realty Corp REIT	102,140	1,430,981
Equity Lifestyle Properties Inc REIT	210,707	12,147,259
Equity One Inc REIT	2,200	41,294
Equity Residential REIT	1,039,142	58,618,000
Federal Realty Investment Trust REIT	104,236	8,501,488
Forest City Enterprises Inc ‘A’ *	832,443	15,674,902
General Growth Properties Inc REIT *	1,528,889	23,667,202
HCP Inc REIT	794,318	30,136,425
Healthcare Realty Trust Inc REIT	707,000	16,048,900
Host Hotels & Resorts Inc REIT	2,518,241	44,346,224
Hudson Pacific Properties Inc REIT	163,240	2,399,628
Kite Realty Group Trust REIT	136,810	726,461
Liberty Property Trust REIT	72,948	2,399,989
LTC Properties Inc REIT	53,220	1,508,255
Mack-Cali Realty Corp REIT	389,454	13,202,491
Nationwide Health Properties Inc REIT	112,740	4,794,832
Parkway Properties Inc REIT	2,430	41,310
Plum Creek Timber Co Inc REIT	78,033	3,403,019
Post Properties Inc REIT	100,341	3,938,384
PS Business Parks Inc REIT	74,857	4,337,215
Public Storage REIT	277,287	30,753,901
Regency Centers Corp REIT	687,929	29,911,153
Retail Opportunity Investments Corp REIT	470,051	5,142,358
Senior Housing Properties Trust REIT	565,017	13,017,992
Simon Property Group Inc REIT	737,867	79,069,828
Sovran Self Storage Inc REIT	85,027	3,362,818
Starwood Property Trust Inc REIT	309,400	6,899,620
Taubman Centers Inc REIT	11,585	620,724
The Macerich Co REIT	41,945	2,077,536
Ventas Inc REIT	104,980	5,700,414
Vornado Realty Trust REIT	410,774	35,942,725
Winthrop Realty Trust REIT	148,950	1,824,638

		599,378,605

Health Care - 1.6%

Assisted Living Concepts Inc ‘A’ *	222,069	8,691,780
Capital Senior Living Corp *	224,040	2,379,305

		11,071,085

Total Common Stocks
(Cost $462,272,059)		640,704,172

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $14,296,196; collateralized by Federal Home Loan Bank: 0.800% due 11/18/13 and value $14,582,700)	$14,296,192	14,296,192

Total Short-Term Investment
(Cost $14,296,192)		14,296,192

TOTAL INVESTMENTS - 99.1%
(Cost $476,568,251)		655,000,364

OTHER ASSETS & LIABILITIES, NET - 0.9%		5,746,900

NET ASSETS - 100.0%		$660,747,264

Notes to Schedule of Investments

(a)	As of March 31, 2011, the portfolio was diversified by property sector as a percentage of net assets as follows:

Specialized	23.7%
Retail	22.8%
Residential	17.9%
Office	9.3%
Diversified	8.6%
Real Estate Operating Companies	4.6%
Hotels, Resorts & Cruise Lines	4.6%
Industrial	2.5%
Health Care Facilities	1.6%
Mortgage	1.3%

96.9%
Short-Term Investment	2.2%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$640,704,172	$640,704,172	$-	$-
	Short-Term Investment	14,296,192	-	14,296,192	-

	Total	$655,000,364	$640,704,172	$14,296,192	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 0.9%

Amazon.com Inc *	2,200	$396,286
Virgin Media Inc	20,200	561,358

		957,644

Health Care - 2.7%

Baxter International Inc	23,700	1,274,349
Gilead Sciences Inc *	7,100	301,324
Life Technologies Corp *	9,000	471,780
Quest Diagnostics Inc	5,600	323,232
Thermo Fisher Scientific Inc *	5,600	311,080

		2,681,765

Industrials - 2.9%

General Dynamics Corp	25,700	1,967,592
L-3 Communications Holdings Inc	3,400	266,254
Nidec Corp (Japan)	5,400	467,695
Sensata Technologies Holding Inc * (Netherlands)	4,999	173,615

		2,875,156

Information Technology - 89.0%

Advanced Micro Devices Inc *	228,376	1,964,034
Alcatel-Lucent ADR * (France)	66,100	384,041
Amdocs Ltd * (United Kingdom)	167,300	4,826,605
Amkor Technology Inc *	159,000	1,071,660
Apple Inc *	14,500	5,052,525
ASML Holding NV ‘NY’ * (Netherlands)	115,900	5,157,550
Aspen Technology Inc *	17,696	265,263
Avnet Inc *	52,700	1,796,543
BMC Software Inc *	74,220	3,691,703
CA Inc	14,800	357,864
Check Point Software Technologies Ltd * (Israel)	59,900	3,057,895
Google Inc ‘A’ *	5,800	3,400,018
Hewlett-Packard Co	99,800	4,088,806
HTC Corp (Taiwan)	7,000	273,418
Intel Corp	143,466	2,893,709
InterXion Holding NV * (Netherlands)	6,592	85,696
Jabil Circuit Inc	21,900	447,417
JDA Software Group Inc *	65,100	1,969,926
KLA-Tencor Corp	103,900	4,921,743
Lam Research Corp *	22,100	1,252,186
Marvell Technology Group Ltd * (Bermuda)	186,566	2,901,101
Microsoft Corp	192,700	4,886,872
NetApp Inc *	33,700	1,623,666
Novellus Systems Inc *	43,000	1,596,590
Nuance Communications Inc *	183,700	3,593,172
ON Semiconductor Corp *	15,000	148,050
Oracle Corp	114,700	3,827,539
Parametric Technology Corp *	137,700	3,096,873
QUALCOMM Inc	74,529	4,086,425
Spansion Inc ‘A’ *	26,625	497,089
Symantec Corp *	297,900	5,523,066
Synopsys Inc *	259,482	7,174,677
Toshiba Corp (Japan)	95,000	464,512
Xerox Corp	195,800	2,085,270

		88,463,504

Total Common Stocks
(Cost $81,322,163)		94,978,069

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $2,746,854; collateralized by U.S. Treasury Notes: 0.750% due 05/31/12 and value $2,802,406)	$2,746,854	2,746,854

Total Short-Term Investment
(Cost $2,746,854)		2,746,854

TOTAL INVESTMENTS - 98.3%
(Cost $84,069,017)		97,724,923

OTHER ASSETS & LIABILITIES, NET - 1.7%		1,643,920

NET ASSETS - 100.0%		$99,368,843

Notes to Schedule of Investments

(a)	As of March 31, 2011, the portfolio was diversified by technology sector as a percentage of net assets as follows:

Systems Software	21.5%
Application Software	16.2%
Semiconductor Equipment	14.1%
Computer Hardware	9.7%
Semiconductors	8.5%
IT Consulting & Other Services	4.9%
Communications Equipment	4.8%
Internet Software & Services	3.4%
Aerospace & Defense	2.2%
Office Electronics	2.1%
Technology Distributors	1.8%
Computer Storage & Peripherals	1.6%
Health Care Equipment	1.3%
Other (each less than 1.0%)	3.4%

95.5%
Short-Term Investment	2.8%
Other Assets & Liabilities, Net	1.7%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$957,644	$957,644	$-	$-
	Health Care	2,681,765	2,681,765	-	-
	Industrials	2,875,156	2,407,461	467,695	-
	Information Technology	88,463,504	87,725,574	737,930	-

		94,978,069	93,772,444	1,205,625	-
	Short-Term Investment	2,746,854	-	2,746,854	-

	Total	$97,724,923	$93,772,444	$3,952,479	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Brazil - 0.0%

B2W Cia Global Do Varejo Exp. 04/26/11 *	315,897	$216,706

Total Rights
(Cost $0)		216,706

PREFERRED STOCKS - 7.7%

Brazil - 7.1%

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	488,710	20,491,610
Cia de Bebidas das Americas ADR	501,650	14,201,711
Lojas Americanas SA	1,562,328	13,014,217
Petroleo Brasileiro SA ADR	1,497,800	53,231,812
Vale SA ADR	911,610	26,910,727

		127,850,077

Colombia - 0.6%

Banco Davivienda SA	76,853	844,295
BanColombia SA ADR	165,400	10,363,964

		11,208,259

Total Preferred Stocks
(Cost $99,752,982)		139,058,336

COMMON STOCKS - 89.2%

Bermuda - 1.7%

Credicorp Ltd	91,273	9,577,276
Dairy Farm International Holdings Ltd	567,300	4,719,936
VimpelCom Ltd ADR	1,106,720	15,626,886

		29,924,098

Brazil - 6.9%

Anhanguera Educacional Participacoes SA	391,800	9,594,319
B2W Cia Global do Varejo	753,200	10,310,857
BM&F BOVESPA SA	2,902,543	21,067,059
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,078,900	10,229,610
Diagnosticos da America SA	782,040	10,059,008
Embraer SA ADR	684,573	23,070,110
Estacio Participacoes SA	669,100	10,860,350
Multiplan Empreendimentos Imobiliarios SA	348,200	7,197,960
Natura Cosmeticos SA	734,750	20,701,620

		123,090,893

Cayman - 3.8%

Ambow Education Holding Ltd ADR *	236,300	1,878,585
Baidu Inc ADR *	40,120	5,528,937
Ctrip.com International Ltd ADR *	168,300	6,982,767
Eurasia Drilling Co Ltd GDR (LI)	13,590	462,060
Eurasia Drilling Co Ltd GDR (OTC) Δ	12,200	414,800
Li Ning Co Ltd	3,969,500	6,707,306
NetEase.com Inc ADR *	158,320	7,838,423
New Oriental Education & Technology Group ADR *	45,560	4,559,189
Tencent Holdings Ltd	718,000	17,494,681
Tingyi Holding Corp	5,348,000	13,127,444
Want Want China Holdings Ltd	3,470,000	2,722,259

		67,716,451

Chile - 0.8%

Banco Santander Chile SA	68,445,401	5,746,175
Cencosud SA	1,189,549	8,552,102

		14,298,277

China - 2.4%

China Shenhua Energy Co Ltd ‘H’	4,403,000	20,752,140
PetroChina Co Ltd ‘H’	13,380,000	20,457,115
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’ *	3,341,859	2,255,491

		43,464,746

Colombia - 0.4%

Almacenes Exito SA	138,659	2,022,651
Almacenes Exito SA GDR ~	331,037	4,807,683

		6,830,334

Denmark - 1.7%

Carlsberg AS ‘B’	280,383	30,150,585

Egypt - 0.9%

Commercial International Bank SAE *	1,654,648	9,138,785
Eastern Co SAE	138,798	2,461,208
Egyptian Financial Group-Hermes Holding	1,519,749	5,616,166

		17,216,159

France - 0.6%

CFAO SA	304,546	11,417,284

Hong Kong - 5.8%

AIA Group Ltd *	4,550,000	14,006,137
China Resources Enterprise Ltd	3,398,000	13,827,304
CNOOC Ltd	15,012,000	38,013,071
Hang Lung Group Ltd	1,347,000	8,417,488
Hang Lung Properties Ltd	3,303,000	14,444,318
Hong Kong Exchanges & Clearing Ltd	687,600	14,893,296

		103,601,614

India - 13.8%

Asian Paints Ltd	85,210	4,850,557
Cipla Ltd	902,828	6,571,673
Colgate-Palmolive India Ltd	549,286	10,075,478
Dabur India Ltd	2,188,919	4,732,666
Divi’s Laboratories Ltd	331,157	5,004,251
Godrej Consumer Products Ltd	231,831	1,895,708
HDFC Bank Ltd ADR	93,542	15,896,527
Hindustan Unilever Ltd	3,521,353	22,496,546
Housing Development Finance Corp Ltd	1,850,840	28,984,025
IBN18 Broadcast Ltd *	476,470	994,460
ICICI Bank Ltd ADR	389,680	19,417,754
Infosys Technologies Ltd	989,208	71,801,025
Jain Irrigation Systems Ltd	453,646	1,819,452
Marico Ltd	2,306,071	7,131,217
Network 18 Media & Investments Ltd *	36,378	108,575
Sun Pharmaceutical Industries Ltd	1,008,866	9,919,884
Tata Consultancy Services Ltd	729,124	19,326,805
Television Eighteen India Ltd *	619,238	1,097,019
Zee Entertainment Enterprises Ltd	5,588,398	15,432,359
Zee Learn Ltd *	577,028	301,486

		247,857,467

Indonesia - 2.0%

P.T. Astra International Tbk	1,951,770	12,765,252
P.T. Bank Central Asia Tbk	5,541,900	4,416,251
P.T. Kalbe Farma Tbk	1,836,500	716,283

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
P.T. Telekomunikasi Indonesia Tbk	12,009,853	$10,110,023
P.T. Unilever Indonesia Tbk	4,773,500	8,381,187

		36,388,996

Kenya - 0.1%

East African Breweries Ltd	630,163	1,390,233

Luxembourg - 1.8%

Oriflame Cosmetics SA SDR	73,092	3,779,111
Tenaris SA ADR	565,120	27,950,835

		31,729,946

Mexico - 10.6%

America Movil SAB de CV ‘L’ ADR	1,073,350	62,361,635
Fomento Economico Mexicano SAB de CV	4,070,973	23,913,580
Fomento Economico Mexicano SAB de CV ADR	584,410	34,304,867
Grupo Financiero Inbursa SAB de CV ‘O’	1,888,273	8,694,871
Grupo Modelo SAB de CV ‘C’	2,602,230	15,642,543
Grupo Televisa SAB ADR *	721,330	17,694,225
Wal-Mart de Mexico SAB de CV ‘V’	9,371,997	28,129,110

		190,740,831

Nigeria - 0.3%

Nigerian Breweries PLC	10,247,631	5,140,333

Norway - 0.4%

DNO International ASA *	4,096,720	6,686,634

Philippines - 2.6%

Jollibee Foods Corp	3,465,138	6,961,231
Philippine Long Distance Telephone Co	135,430	7,221,273
SM Investments Corp	732,070	8,750,643
SM Prime Holdings Inc	91,899,820	23,719,236

		46,652,383

Russia - 4.3%

Magnit OJSC	271,596	37,957,453
NovaTek OAO GDR (LI)	188,200	26,129,455
NovaTek OAO GDR (OTC) ~ Δ	95,066	13,198,852

		77,285,760

South Africa - 6.2%

Anglo Platinum Ltd *	247,669	25,459,488
Impala Platinum Holdings Ltd	1,319,999	38,138,869
JSE Ltd	89,698	928,139
MTN Group Ltd	1,339,197	27,011,125
Standard Bank Group Ltd	1,295,439	19,885,945

		111,423,566

South Korea - 4.5%

MegaStudy Co Ltd	36,072	5,548,660
NHN Corp *	276,742	48,284,202
Shinsegae Co Ltd	115,169	27,401,236

		81,234,098

Taiwan - 6.5%

Epistar Corp	6,086,500	22,346,767
HTC Corp	1,495,437	58,411,467
MediaTek Inc	821,409	9,437,517
Synnex Technology International Corp	3,701,838	8,634,582
Taiwan Semiconductor Manufacturing Co Ltd	7,446,376	17,843,478

		116,673,811

Thailand - 0.6%

CP All PCL	674,100	892,280
Siam Commercial Bank PCL	2,675,700	9,377,557

		10,269,837

Turkey - 3.4%

Anadolu Efes Biracilik Ve Malt Sanayii AS	391,104	5,541,070
BIM Birlesik Magazalar AS	372,725	12,545,943
Enka Insaat ve Sanayi AS	4,744,733	18,264,366
Haci Omer Sabanci Holding AS	3,448,320	16,007,097
Turkiye Garanti Bankasi AS	1,750,805	8,169,031

		60,527,507

United Arab Emirates - 0.9%

DP World Ltd *	25,967,035	15,435,065

United Kingdom - 5.7%

Anglo American PLC	464,558	23,871,352
Antofagasta PLC	167,840	3,658,726
Cairn Energy PLC *	2,601,670	19,276,796
SABMiller PLC	837,510	29,638,556
Tullow Oil PLC	1,093,920	25,384,025

		101,829,455

United States - 0.5%

Sohu.com Inc *	101,320	9,053,955

Total Common Stocks
(Cost $1,092,498,253)		1,598,030,318

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp. 02/10/12 * Δ	461,370	2,032,064

Total Equity-Linked Structured Securities
(Cost $2,150,305)		2,032,064

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $46,111,101; collateralized by U.S. Treasury Notes: 0.750% due 05/31/12 and value $47,037,156)	$46,111,088	46,111,088

Total Short-Term Investment
(Cost $46,111,088)		46,111,088

TOTAL INVESTMENTS - 99.6%
(Cost $1,240,512,628)		1,785,448,512

OTHER ASSETS & LIABILITIES, NET - 0.4%		6,754,177

NET ASSETS - 100.0%		$1,792,202,689

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2011, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	23.4%
Information Technology	16.5%
Financials	15.6%
Energy	14.0%
Consumer Discretionary	8.2%
Materials	6.8%
Telecommunication Services	6.8%
Industrials	3.9%
Short-Term Investment	2.6%
Health Care	1.8%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of March 31, 2011, 0.9% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$216,706	$216,706	$-	$-
	Preferred Stocks (1)	139,058,336	139,058,336	-	-
	Common Stocks
	Bermuda	29,924,098	29,924,098	-	-
	Brazil	123,090,893	123,090,893	-	-
	Cayman	67,716,451	27,249,961	40,466,490	-
	Chile	14,298,277	14,298,277	-	-
	China	43,464,746	-	43,464,746	-
	Colombia	6,830,334	2,022,651	4,807,683	-
	Denmark	30,150,585	-	30,150,585	-
	Egypt	17,216,159	-	17,216,159	-
	France	11,417,284	-	11,417,284	-
	Hong Kong	103,601,614	-	103,601,614	-
	India	247,857,467	68,296,366	179,561,101	-
	Indonesia	36,388,996	-	36,388,996	-
	Kenya	1,390,233	1,390,233	-	-
	Luxembourg	31,729,946	27,950,835	3,779,111	-
	Mexico	190,740,831	190,740,831	-	-
	Nigeria	5,140,333	5,140,333	-	-
	Norway	6,686,634	-	6,686,634	-
	Philippines	46,652,383	-	46,652,383	-
	Russia	77,285,760	-	77,285,760	-
	South Africa	111,423,566	928,139	110,495,427	-
	South Korea	81,234,098	-	81,234,098	-
	Taiwan	116,673,811	-	116,673,811	-
	Thailand	10,269,837	9,377,557	892,280	-
	Turkey	60,527,507	-	60,527,507	-
	United Arab Emirates	15,435,065	-	15,435,065	-
	United Kingdom	101,829,455	-	101,829,455	-
	United States	9,053,955	9,053,955	-	-

		1,598,030,318	509,464,129	1,088,566,189	-
	Equity-Linked Structured Securities	2,032,064	-	2,032,064	-
	Short-Term Investment	46,111,088	-	46,111,088	-

	Total	$1,785,448,512	$648,739,171	$1,136,709,341	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Australia - 2.4%

QBE Insurance Group Ltd	1,133,317	$20,729,580
Westpac Banking Corp	1,545,010	38,874,498

		59,604,078

Austria - 0.6%

Erste Group Bank AG	291,851	14,738,123

Bermuda - 1.6%

Esprit Holdings Ltd	4,203,000	19,270,758
Li & Fung Ltd	4,153,200	21,212,773

		40,483,531

Brazil - 0.6%

Banco Santander Brasil SA ADR	1,257,234	15,413,689

Canada - 2.8%

Canadian National Railway Co (NYSE)	926,494	69,737,203

Czech Republic - 0.7%

Komercni Banka AS	67,748	17,079,348

France - 12.5%

Air Liquide SA	371,572	49,414,062
Danone SA	592,985	38,700,578
Legrand SA	550,662	22,906,219
LVMH Moet Hennessy Louis Vuitton SA	387,099	61,292,688
Pernod-Ricard SA	389,132	36,333,145
Schneider Electric SA	486,309	83,057,460
Total SA	346,420	21,108,587

		312,812,739

Germany - 11.3%

Bayer AG	555,987	42,957,146
Beiersdorf AG	639,027	39,000,899
Deutsche Boerse AG	458,461	34,707,764
Linde AG	597,124	94,275,107
MAN SE	170,387	21,200,035
Merck KGaA	266,908	24,072,395
SAP AG	428,560	26,210,868

		282,424,214

Hong Kong - 2.4%

AIA Group Ltd *	6,405,200	19,716,947
China Unicom Ltd	14,452,000	24,101,931
CNOOC Ltd	6,344,000	16,064,144

		59,883,022

India - 3.0%

ICICI Bank Ltd ADR	823,691	41,044,522
Infosys Technologies Ltd ADR	486,761	34,900,764

		75,945,286

Japan - 11.5%

Aeon Credit Service Co Ltd	403,900	5,570,374
Canon Inc	806,000	34,665,867
Denso Corp	799,700	26,593,955
FANUC Corp	179,700	27,162,893
Honda Motor Co Ltd	548,500	20,378,757
HOYA Corp	1,687,400	38,508,073
INPEX Corp	6,485	49,062,850
Lawson Inc	617,100	29,744,207
Nomura Holdings Inc	2,375,100	12,276,869
Shin-Etsu Chemical Co Ltd	900,800	44,833,111

		288,796,956

Netherlands - 9.2%

Akzo Nobel NV	697,977	48,029,897
Heineken NV	1,333,358	72,810,039
ING Groep NV CVA *	4,341,070	55,104,735
Randstad Holding NV *	588,621	32,766,423
Wolters Kluwer NV	877,460	20,520,269

		229,231,363

Singapore - 1.0%

Keppel Corp Ltd	812,000	7,921,272
Singapore Telecommunications Ltd	7,036,680	16,848,430
Singapore Telecommunications Ltd Board Lot 10	9,000	21,553

		24,791,255

South Africa - 0.9%

MTN Group Ltd	1,124,330	22,677,334

South Korea - 1.6%

Samsung Electronics Co Ltd	47,145	39,977,307

Spain - 1.3%

Banco Santander SA	1,842,631	21,492,462
Red Electrica Corp SA	191,685	10,909,261

		32,401,723

Sweden - 1.4%

Hennes & Mauritz AB ‘B’	468,820	15,563,755
Svenska Cellulosa AB ‘B’	1,238,754	19,934,298

		35,498,053

Switzerland - 11.3%

Cie Financiere Richemont SA ‘A’	345,007	19,893,106
Givaudan SA *	28,025	28,182,236
Julius Baer Group Ltd	1,122,512	48,597,441
Nestle SA	1,357,228	77,721,777
Roche Holding AG (XVTX)	302,287	43,156,098
Sonova Holding AG	112,097	9,989,264
Swiss Reinsurance Co Ltd	315,621	17,986,375
UBS AG (XVTX) *	2,132,065	38,356,014

		283,882,311

Taiwan - 1.6%

Hon Hai Precision Industry Co Ltd	1,950,000	6,823,019
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,817,038	34,311,523

		41,134,542

United Kingdom - 18.9%

Barclays PLC	2,906,772	13,051,269
BG Group PLC	978,780	24,298,648
Burberry Group PLC	921,841	17,362,850
Compass Group PLC	2,781,810	25,005,213
Diageo PLC	2,770,951	52,671,002
Hays PLC	7,198,365	13,417,446
HSBC Holdings PLC (LI)	7,160,993	73,966,589
Reckitt Benckiser Group PLC	1,256,924	64,518,407
Royal Dutch Shell PLC ‘A’ (LI)	1,136,663	41,230,607
Smiths Group PLC	1,357,695	28,215,919
Standard Chartered PLC	1,664,338	43,171,034
Tesco PLC	6,210,348	37,936,867
WPP PLC	2,988,946	36,835,229

		471,681,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
United States - 1.9%

Synthes Inc ~	343,324	$46,369,466

Total Common Stocks
(Cost $2,109,477,893)		2,464,562,623

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.4%

Commercial Paper - 1.4%

JPMorgan Chase & Co
0.000% due 04/01/11	$33,940,000	33,940,000

Repurchase Agreement - 0.0%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $259,519; collateralized by Federal Home Loan bank: 1.125% due 05/18/12 and value $267,981)	259,519	259,519

Total Short-Term Investments
(Cost $34,199,519)		34,199,519

TOTAL INVESTMENTS - 99.9%
(Cost $2,143,677,412)		2,498,762,142

OTHER ASSETS & LIABILITIES, NET - 0.1%		2,400,838

NET ASSETS - 100.0%		$2,501,162,980

Notes to Schedule of Investments

(a)	As of March 31, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	21.3%
Consumer Staples	18.0%
Industrials	12.2%
Materials	11.4%
Consumer Discretionary	11.3%
Information Technology	8.6%
Health Care	6.7%
Energy	6.1%
Telecommunication Services	2.5%
Short-Term Investments	1.4%
Utilities	0.4%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Australia	$59,604,078	$-	$59,604,078	$-
	Austria	14,738,123	-	14,738,123	-
	Bermuda	40,483,531	-	40,483,531	-
	Brazil	15,413,689	15,413,689	-	-
	Canada	69,737,203	69,737,203	-	-
	Czech Republic	17,079,348	-	17,079,348	-
	France	312,812,739	-	312,812,739	-
	Germany	282,424,214	39,000,899	243,423,315	-
	Hong Kong	59,883,022	-	59,883,022	-
	India	75,945,286	75,945,286	-	-
	Japan	288,796,956	-	288,796,956	-
	Netherlands	229,231,363	-	229,231,363	-
	Singapore	24,791,255	-	24,791,255	-
	South Africa	22,677,334	-	22,677,334	-
	South Korea	39,977,307	-	39,977,307	-
	Spain	32,401,723	-	32,401,723	-
	Sweden	35,498,053	-	35,498,053	-
	Switzerland	283,882,311	9,989,264	273,893,047	-
	Taiwan	41,134,542	34,311,523	6,823,019	-
	United Kingdom	471,681,080	-	471,681,080	-
	United States	46,369,466	-	46,369,466	-

		2,464,562,623	244,397,864	2,220,164,759	-
	Short-Term Investments	34,199,519	-	34,199,519	-

	Total	$2,498,762,142	$244,397,864	$2,254,364,278	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Australia - 7.2%

Ausdrill Ltd	739,500	$2,904,542
Cabcharge Australia Ltd	200,051	1,141,014
Caltex Australia Ltd	268,725	4,335,830
Carnarvon Petroleum Ltd *	6,624,800	2,331,385
Challenger Ltd	594,554	3,031,432
Commonwealth Property Office Fund REIT	3,765,433	3,348,918
Emeco Holdings Ltd	3,607,288	4,536,147
FKP Property Group REIT	4,071,787	3,579,428
iiNET Ltd	458,524	1,255,766
Iluka Resources Ltd *	440,553	6,061,101
Industrea Ltd	839,242	1,213,555
Kingsgate Consolidated Ltd	224,387	2,018,076
Linc Energy Ltd	1,316,850	3,970,191
Lynas Corp Ltd *	1,058,800	2,466,336
Medusa Mining Ltd	662,960	4,803,521
Mincor Resources NL	1,292,899	1,838,631
Mineral Resources Ltd	250,374	3,229,982
Mount Gibson Iron Ltd *	1,748,829	3,595,921
OrotonGroup Ltd	94,014	777,113
Panoramic Resources Ltd	1,242,138	2,916,265
Ramsay Health Care Ltd	132,203	2,611,839
SP AusNet	2,801,100	2,551,137
Spotless Group Ltd	948,832	1,903,321
St. Barbara Ltd *	1,115,274	2,512,351
Virgin Blue Holdings Ltd *	9,614,346	3,129,674

		72,063,476

Austria - 0.6%

Andritz AG	66,055	6,161,676

Belgium - 0.9%

D’ieteren SA	18,760	1,286,726
Mobistar SA	57,941	4,014,480
Telenet Group Holding NV *	91,332	4,280,684

		9,581,890

Bermuda - 2.1%

Catlin Group Ltd	655,352	3,789,946
First Pacific Co Ltd	2,959,200	2,650,160
Giordano International Ltd	2,564,000	1,552,983
Johnson Electric Holdings Ltd	3,935,000	2,321,526
Lancashire Holdings Ltd	502,142	4,798,979
Northern Offshore Ltd * Δ	659,008	1,747,804
Signet Jewelers Ltd (XLON) *	66,456	2,992,210
Sinolink Worldwide Holdings Ltd	8,472,000	1,012,896

		20,866,504

Canada - 8.3%

Alacer Gold Corp *	322,308	2,923,735
B2Gold Corp *	834,700	2,565,658
Canyon Services Group Inc	140,400	1,882,620
Capstone Mining Corp *	476,700	2,168,383
Cott Corp *	272,000	2,289,345
Dorel Industries Inc ‘B’	114,100	3,663,675
Dundee Precious Metals Inc *	379,500	3,409,433
Flint Energy Services Ltd *	19,000	330,810
Ithaca Energy Inc *	1,475,200	3,910,535
Keyera Corp	100,967	4,094,917
Laurentian Bank of Canada	44,500	2,323,455
Mercator Minerals Ltd *	651,100	2,256,520
Methanex Corp (TSE)	102,600	3,189,648
Neo Material Technologies Inc *	227,100	2,185,501
Nevsun Resources Ltd *	696,300	3,950,129
Pacific Rubiales Energy Corp	114,300	3,171,398
Parkland Fuel Corp	187,500	2,415,549
Peyto Exploration & Development Corp	111,300	2,364,910
Quebecor Inc ‘B’	106,000	3,791,728
Reitmans Canada Ltd ‘A’	110,300	1,986,424
Russel Metals Inc	169,400	4,771,855
Sandvine Corp *	1,215,100	3,070,650
SEMAFO Inc *	369,460	3,540,261
ShawCor Ltd ‘A’	65,700	2,470,781
Sherritt International Corp	327,200	2,686,449
TELUS Corp	102,000	5,215,204
Tembec Inc *	523,400	3,363,365
Transglobe Energy Corp *	6,100	92,617
Westjet Airlines Ltd Δ	193,100	2,876,084

		82,961,639

Cayman - 1.0%

AMVIG Holdings Ltd	2,232,000	1,721,241
Hutchison Telecommunications Hong Kong Holdings Ltd	12,020,000	3,864,064
Polarcus Ltd *	1,671,100	2,393,221
Xinyi Glass Holdings Co Ltd	2,140,000	2,228,750

		10,207,276

Cyprus - 0.4%

Songa Offshore SE *	626,408	4,047,393

Denmark - 1.0%

GN Store Nord AS	126,144	1,181,434
H Lundbeck AS	222,400	5,145,846
Royal UNIBREW AS *	49,901	3,438,932

		9,766,212

Finland - 1.6%

Amer Sports OYJ ‘A’	86,134	1,104,906
Cargotec OYJ ‘B’	98,524	4,797,152
Huhtamaki OYJ *	149,326	2,115,720
Kesko OYJ ‘B’ *	59,223	2,768,005
Orion OYJ ‘B’ *	215,306	5,221,276

		16,007,059

France - 7.1%

Arkema SA	54,100	4,918,529
Derichebourg SA *	508,075	4,355,355
Faurecia *	90,676	3,306,489
Fonciere Des Regions REIT	39,500	4,207,477
Gecina SA REIT	33,113	4,566,431
Legrand SA	79,649	3,313,208
Plastic Omnium SA	9,092	742,708
Publicis Groupe SA	53,025	2,971,691
Rexel SA *	140,437	3,544,794
Rhodia SA	162,415	4,756,712
Safran SA	98,898	3,497,597
SCOR SE	200,855	5,475,974
SEB SA	35,350	3,483,687
Societe BIC SA	53,455	4,751,441
Societe Television Francaise 1	150,667	2,761,605
Technip SA	22,850	2,436,219
Valeo SA *	35,332	2,057,032
Wendel	47,242	5,137,317
Zodiac Aerospace	72,931	5,312,960

		71,597,226

Germany - 7.7%

Aareal Bank AG *	172,087	5,519,041
Adidas AG	45,450	2,857,524
Aixtron SE	112,703	4,941,174
Bertrandt AG	83,224	5,574,970
Brenntag AG *	37,569	4,172,103
Centrotherm Photovoltaics AG *	55,705	3,317,537
Deutsche Lufthansa AG *	161,975	3,429,861

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Deutz AG *	378,727	$3,190,309
Drillisch AG	312,118	3,220,187
Gerresheimer AG *	69,742	3,184,535
Hannover Rueckversicherung AG	61,284	3,345,960
Infineon Technologies AG	593,370	6,053,102
Jenoptik AG *	188,176	1,506,225
Kabel Deutschland Holding AG *	52,474	2,765,381
Kloeckner & Co SE *	119,900	3,982,430
Leoni AG *	33,156	1,412,351
MTU Aero Engines Holding AG	37,450	2,537,108
Rheinmetall AG	13,028	1,077,858
Software AG	41,766	6,895,416
Stada Arzneimittel AG	76,900	2,973,718
TUI AG *	424,492	5,067,829

		77,024,619

Greece - 0.3%

Public Power Corp SA	177,400	3,083,942

Hong Kong - 0.8%

Dah Chong Hong Holdings Ltd	1,887,000	2,117,878
PCCW Ltd	5,796,000	2,406,928
Techtronic Industries Co Ltd	2,864,000	3,976,199

		8,501,005

Ireland - 1.2%

DCC PLC	189,737	6,042,074
Irish Continental Group PLC	58,000	1,457,521
Kenmare Resources PLC *	4,809,700	3,426,126
United Drug PLC	419,051	1,363,782

		12,289,503

Israel - 0.5%

Cellcom Israel Ltd	76,825	2,520,915
Oil Refineries Ltd *	3,221,419	2,364,306

		4,885,221

Italy - 3.5%

Amplifon SPA	789,479	4,792,306
Banca Generali SPA	83,552	1,270,816
Brembo SPA	288,137	3,550,116
Danieli & Co SPA	91,246	2,772,121
DiaSorin SPA	51,007	2,244,216
Indesit Co SPA	378,193	4,482,997
Interpump Group SPA *	311,994	2,649,542
Mediolanum SPA	743,381	3,990,611
Parmalat SPA	762,072	2,550,116
Recordati SPA	525,160	5,278,825
Saras SPA *	620,800	1,607,847

		35,189,513

Japan - 19.3%

Aeon Credit Service Co Ltd	304,600	4,200,881
Aiful Corp *	1,647,150	2,052,126
Alfresa Holdings Corp	73,500	2,821,739
Alpine Electronics Inc	49,500	556,007
Bando Chemical Industries Ltd	429,000	1,994,432
Calsonic Kansei Corp	1,264,000	5,016,317
Capcom Co Ltd	140,100	2,676,172
Cawachi Ltd	12,200	233,464
Circle K Sunkus Co Ltd	139,800	2,133,212
Coca-Cola West Co Ltd	190,200	3,623,294
Dainippon Sumitomo Pharma Co Ltd	322,300	2,999,687
DIC Corp	284,000	660,544
EDION Corp	461,000	3,923,698
Ferrotec Corp	177,900	3,949,851
Fields Corp	1,330	2,276,026
Fuji Oil Co Ltd	247,900	3,251,089
Fuyo General Lease Co Ltd	38,900	1,158,918
Geo Corp	1,817	2,042,080
Honeys Co Ltd	183,410	1,954,371
Idemitsu Kosan Co Ltd	44,700	5,223,767
IT Holdings Corp	185,600	1,939,149
JVC Kenwood Holdings Inc *	611,600	2,973,928
Kanematsu Corp *	3,121,000	3,110,693
Kawai Musical Instruments Manufacturing Co Ltd	1,429,000	2,950,543
Keihin Corp	152,500	2,889,440
Kiyo Holdings Inc	2,067,000	2,880,181
Krosaki Harima Corp	384,000	1,554,787
KYORIN Co Ltd	186,000	3,169,004
Lion Corp	396,000	2,014,984
Maeda Road Construction Co Ltd	549,000	5,613,056
MCJ Co Ltd	9,278	1,928,170
Ministop Co Ltd	106,300	1,735,707
Mitsubishi Gas Chemical Co Inc	320,000	2,294,145
Mitsubishi Steel Manufacturing Co Ltd	434,000	1,405,391
MTI Ltd	2,428	4,117,280
Nichiha Corp	379,100	3,600,759
Nichii Gakkan Co	302,700	2,384,817
Nihon Kohden Corp	82,000	1,786,346
Nippo Corp	505,000	4,039,052
Nippon Coke & Engineering Co Ltd	1,663,500	3,318,971
Nishimatsu Construction Co Ltd	534,000	845,266
Nishimatsuya Chain Co Ltd	243,700	1,973,743
NS Solutions Corp	138,800	2,668,478
Oenon Holdings Inc	123,000	282,686
PanaHome Corp	364,000	2,352,066
Penta-Ocean Construction Co Ltd	970,500	2,411,647
Sasebo Heavy Industries Co Ltd	1,074,000	2,195,084
Seiko Epson Corp	92,500	1,484,144
Seino Holdings Corp	226,000	1,707,291
Shinko Plantech Co Ltd	172,200	1,989,247
Ship Healthcare Holdings Inc	252,200	3,176,034
Showa Corp	286,500	2,121,629
SKY Perfect JSAT Holdings Inc	5,947	2,105,965
Sohgo Security Services Co Ltd	98,200	1,067,411
Star Micronics Co Ltd	271,800	3,016,366
Sumitomo Osaka Cement Co Ltd	1,479,000	4,277,508
Sumitomo Real Estate Sales Co Ltd	87,630	3,505,887
Taihei Kogyo Co Ltd	329,000	1,612,417
TBK Co Ltd	109,000	530,566
The Gunma Bank Ltd	455,000	2,412,916
The Higo Bank Ltd	152,000	847,418
The Keiyo Bank Ltd	739,000	3,694,658
The Musashino Bank Ltd	106,000	3,436,180
The Nishi-Nippon City Bank Ltd	1,417,000	4,071,028
The Okinawa Electric Power Co Inc	72,300	3,308,734
Toagosei Co Ltd	630,000	3,249,134
Tokyu REIT Inc	570	3,521,713
Toshiba Machine Co Ltd	205,000	1,106,896
Tosoh Corp	1,001,000	3,601,077
Touei Housing Corp	213,900	2,348,185
Toyo Tire & Rubber Co Ltd	480,000	1,178,812
U-Shin Ltd	177,400	1,376,937
V Technology Co Ltd	207	1,878,579
West Holdings Corp	184,400	2,187,963
Yamazaki Baking Co Ltd	310,000	3,607,988
Yokogawa Electric Corp *	149,100	1,137,345
Zeon Corp	272,000	2,511,042

		193,254,118

Netherlands - 2.4%

Aalberts Industries NV	226,657	5,371,311
AMG Advanced Metallurgical Group NV *	157,253	3,443,810
ASM International NV *	130,764	5,142,834
Koninklijke Ten Cate NV	83,638	3,433,961

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
SBM Offshore NV	111,300	$3,231,031
Vastned Retail NV REIT	52,543	3,846,061

		24,469,008

Norway - 0.7%

Atea ASA	252,100	2,837,017
Austevoll Seafood ASA	151,253	1,177,004
Kongsberg Gruppen ASA	92,669	2,566,324

		6,580,345

Portugal - 0.2%

SONAE	1,391,177	1,621,291

Singapore - 1.1%

Mapletree Logistics Trust REIT	4,018,000	2,887,162
SembCorp Marine Ltd	1,071,000	4,965,132
United Envirotech Ltd Δ	9,231,000	2,891,474

		10,743,768

South Korea - 6.3%

Capro Corp	80,320	2,029,889
Chong Kun Dang Pharm Corp	147,810	3,381,775
Dongbu Insurance Co Ltd *	72,800	3,320,320
Dongyang Mechtronics Corp	257,890	3,991,990
GS Home Shopping Inc	15,289	1,903,426
Halla Climate Control Corp	14,110	269,222
Handsome Co Ltd	116,790	2,217,477
Hanwha Chem Corp *	129,460	5,104,605
Hotel Shilla Co Ltd	86,980	2,024,242
Hyundai Hysco	49,260	1,429,017
Kolon Industries Inc	34,762	2,324,432
KP Chemical Corp	161,827	3,987,345
KT Corp	9,716	344,546
LG International Corp	70,560	2,719,196
Mando Corp	31,755	5,016,378
Pyeong Hwa Automotive Co Ltd	199,089	3,478,262
S&T Dynamics Co Ltd	81,940	1,321,452
Seah Besteel Corp	77,565	3,490,324
Sejong Industrial Co Ltd	180,830	2,294,078
Shinwha Intertek Corp *	100,742	744,872
Simm Tech Co Ltd	249,144	3,195,689
SK C&C Co Ltd *	42,664	3,776,935
Technosemichem Co Ltd	53,945	1,900,374
Wooree ETI Co Ltd	452,920	2,202,548
Youngone Corp	135,580	1,285,496

		63,753,890

Spain - 1.6%

Almirall SA	246,766	2,761,185
Bolsas y Mercados Espanoles SA	76,932	2,339,892
Endesa SA	111,216	3,446,482
Red Electrica Corp SA	93,965	5,347,777
Tecnicas Reunidas SA	33,678	2,024,288

		15,919,624

Sweden - 2.8%

AarhusKarlshamn AB	110,745	3,160,530
Bilia AB ‘A’	127,675	3,189,758
Billerud AB	294,100	3,328,141
Castellum AB	427,112	6,211,433
NCC AB ‘B’	253,116	7,252,674
Trelleborg AB ‘B’	505,689	5,180,645

		28,323,181

Switzerland - 2.6%

Ascom Holding AG *	6,326	97,800
Baloise-Holding AG	68,305	6,757,639
Banque Cantonale Vaudoise	4,539	2,572,018
Gategroup Holding AG *	28,174	1,482,712
Helvetia Holding AG	12,128	5,015,967
OC Oerlikon Corp AG *	577,860	4,446,122
Sulzer AG	14,011	2,105,074
Valora Holding AG	10,659	3,574,275

		26,051,607

United Kingdom - 15.8%

Afren PLC *	1,662,819	4,346,666
Amlin PLC	763,570	4,676,116
Ashtead Group PLC	1,964,964	6,249,334
BBA Aviation PLC	647,868	2,108,140
Beazley PLC	2,962,101	5,850,654
Burberry Group PLC	283,135	5,332,840
Cape PLC	188,852	1,490,828
Cookson Group PLC *	343,256	3,789,825
Daily Mail & General Trust PLC	225,800	1,786,891
Dairy Crest Group PLC	399,108	2,294,083
Dixons Retail PLC *	6,608,446	1,333,448
Drax Group PLC	775,717	4,939,980
Electrocomponents PLC	832,406	3,568,537
Fenner PLC	674,518	3,882,167
Ferrexpo PLC	586,092	4,054,315
Firstgroup PLC	437,436	2,287,202
Go-Ahead Group PLC	114,893	2,467,308
Gulfsands Petroleum PLC *	454,176	2,104,478
Halfords Group PLC	392,971	2,192,067
Howden Joinery Group PLC *	2,488,134	4,372,875
IMI PLC	524,772	8,669,014
Intermediate Capital Group PLC	691,063	3,618,776
International Personal Finance PLC	513,938	2,651,040
ITV PLC *	4,552,269	5,642,956
John Wood Group PLC	291,802	2,987,310
London Stock Exchange Group PLC	340,633	4,549,817
Melrose PLC	1,114,623	5,858,673
Mitchells & Butlers PLC *	636,306	3,079,641
Mondi PLC	376,999	3,623,547
Morgan Crucible Co PLC	976,964	4,643,923
Next PLC	139,067	4,412,615
Northgate PLC *	560,806	2,862,669
Northumbrian Water Group PLC	947,098	5,047,227
Persimmon PLC	743,705	5,301,840
Rank Group PLC	1,247,082	2,991,635
Restaurant Group PLC	459,148	2,205,310
Senior PLC	484,788	1,178,156
SIG PLC *	1,856,403	4,149,035
Stagecoach Group PLC	810,717	2,801,388
Taylor Wimpey PLC *	5,502,132	3,584,704
TT electronics PLC	679,500	1,863,991
WH Smith PLC	579,614	4,030,505
Whitbread PLC	134,600	3,559,827

		158,441,353

United States - 0.9%

Gran Tierra Energy Inc *	602,100	4,856,547
Virgin Media Inc	147,000	4,085,130

		8,941,677

Total Common Stocks
(Cost $769,604,652)		982,334,016

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $9,918,840; collateralized by Federal Home Loan Bank: 1.125% due 05/18/12 and value $10,117,556)	$9,918,838	$9,918,838

Total Short-Term Investment
(Cost $9,918,838)		9,918,838

TOTAL INVESTMENTS - 98.9%
(Cost $779,523,490)		992,252,854

OTHER ASSETS & LIABILITIES, NET - 1.1%		11,049,669

NET ASSETS - 100.0%		$1,003,302,523

Notes to Schedule of Investments

(a)	As of March 31, 2011, the portfolio was diversified as a percentage of net assets as follows:

Industrials	22.8%
Consumer Discretionary	18.8%
Financials	13.9%
Materials	13.6%
Energy	7.2%
Information Technology	7.1%
Health Care	5.6%
Consumer Staples	3.4%
Utilities	2.8%
Telecommunication Services	2.7%
Short-Term Investment	1.0%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	As of March 31, 2011, 0.7% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Australia	$72,063,476	$-	$72,063,476	$-
	Austria	6,161,676	-	6,161,676	-
	Belgium	9,581,890	-	9,581,890	-
	Bermuda	20,866,504	-	20,866,504	-
	Canada	82,961,639	82,961,639	-	-
	Cayman	10,207,276	2,393,221	7,814,055	-
	Cyprus	4,047,393	-	4,047,393	-
	Denmark	9,766,212	-	9,766,212	-
	Finland	16,007,059	-	16,007,059	-
	France	71,597,226	4,751,441	66,845,785	-
	Germany	77,024,619	17,763,516	59,261,103	-
	Greece	3,083,942	-	3,083,942	-
	Hong Kong	8,501,005	-	8,501,005	-
	Ireland	12,289,503	6,042,074	6,247,429	-
	Israel	4,885,221	-	4,885,221	-
	Italy	35,189,513	-	35,189,513	-
	Japan	193,254,118	-	193,254,118	-
	Netherlands	24,469,008	3,846,061	20,622,947	-
	Norway	6,580,345	-	6,580,345	-
	Portugal	1,621,291	-	1,621,291	-
	Singapore	10,743,768	-	10,743,768	-
	South Korea	63,753,890	-	63,753,890	-
	Spain	15,919,624	-	15,919,624	-
	Sweden	28,323,181	-	28,323,181	-
	Switzerland	26,051,607	3,672,075	22,379,532	-
	United Kingdom	158,441,353	12,575,275	145,866,078	-
	United States	8,941,677	8,941,677	-	-

		982,334,016	142,946,979	839,387,037	-
	Short-Term Investment	9,918,838	-	9,918,838	-

	Total	$992,252,854	$142,946,979	$849,305,875	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.7%

Germany - 1.7%

Volkswagen AG	177,269	$28,650,717

Total Preferred Stocks
(Cost $29,372,571)		28,650,717

COMMON STOCKS - 96.9%

Australia - 0.7%

QBE Insurance Group Ltd	599,781	10,970,636

Austria - 1.1%

Erste Group Bank AG	376,420	19,008,756

Belgium - 1.0%

KBC Groep NV *	469,290	17,658,438

Canada - 1.4%

First Quantum Minerals Ltd	188,865	24,432,644

China - 1.5%

China Merchants Bank Co Ltd ‘H’	5,608,500	15,504,011
China Shenhua Energy Co Ltd ‘H’	1,936,000	9,124,720

		24,628,731

Finland - 1.3%

UPM-Kymmene OYJ *	1,030,441	21,787,167

France - 11.9%

BNP Paribas	286,972	20,978,988
GDF Suez	1,054,944	43,022,219
PPR	126,751	19,413,036
Sanofi-Aventis SA	579,201	40,587,262
Schneider Electric SA	174,816	29,857,093
Societe Generale	363,215	23,592,349
Sodexo	226,175	16,525,596
Vivendi SA	301,350	8,596,718

		202,573,261

Germany - 10.7%

Allianz SE	222,500	31,155,685
BASF SE	408,961	35,299,459
Bayer AG	422,502	32,643,713
Daimler AG (XETR) *	417,959	29,450,409
Hamburger Hafen und Logistik AG	187,655	8,707,849
Lanxess AG	174,345	13,066,829
Siemens AG	233,263	31,907,684

		182,231,628

Hong Kong - 1.9%

Hutchison Whampoa Ltd	1,438,000	17,017,788
Sun Hung Kai Properties Ltd	982,000	15,550,971

		32,568,759

Italy - 4.1%

Enel SPA	3,926,193	24,734,086
Snam Rete Gas SPA	4,269,156	23,982,217
UniCredit SPA	8,664,337	21,356,253

		70,072,556

Japan - 19.2%

Amada Co Ltd	1,450,000	12,108,772
Bridgestone Corp	650,700	13,606,660
East Japan Railway Co	264,200	14,670,754
FUJIFILM Holdings Corp	565,400	17,524,711
Fujitsu Ltd	2,535,000	14,325,417
Japan Tobacco Inc	5,447	19,692,986
JX Holdings Inc	3,357,200	22,555,615
KDDI Corp	4,522	27,958,055
Marubeni Corp	1,925,000	13,834,571
Mitsubishi Electric Corp	1,646,000	19,371,066
Mitsui & Co Ltd	1,400,100	25,067,203
Nintendo Co Ltd	35,000	9,516,839
Nippon Telegraph & Telephone Corp	394,300	17,611,373
Nissan Motor Co Ltd	2,048,800	18,199,542
Ricoh Co Ltd	657,000	7,735,511
Shiseido Co Ltd	103,000	1,784,084
Sumitomo Corp	1,520,800	21,734,100
Sumitomo Mitsui Financial Group Inc	1,051,600	32,626,189
Toyota Motor Corp	387,700	15,385,584

		325,309,032

Netherlands - 5.8%

ING Groep NV CVA *	3,019,843	38,333,326
Koninklijke KPN NV	1,424,791	24,295,744
Koninklijke Philips Electronics NV *	376,701	12,066,834
Unilever NV CVA	745,479	23,357,783

		98,053,687

Norway - 1.1%

DnB NOR ASA	1,261,400	19,340,763

Singapore - 0.7%

Singapore Telecommunications Ltd Board Lot 10	4,745,000	11,363,294

South Africa - 0.8%

African Bank Investments Ltd	2,366,900	13,240,362

South Korea - 1.3%

Samsung Electronics Co Ltd	26,722	22,659,319

Spain - 2.8%

Banco Bilbao Vizcaya Argentaria SA	2,115,875	25,671,159
Telefonica SA	894,989	22,450,505

		48,121,664

Sweden - 0.8%

Swedbank AB ‘A’	763,608	13,057,041

Switzerland - 3.4%

Holcim Ltd	260,671	19,591,840
UBS AG (XVTX) *	821,509	14,779,010
Zurich Financial Services AG	80,993	22,640,539

		57,011,389

Taiwan - 0.6%

Hon Hai Precision Industry Co Ltd	3,034,000	10,615,918

United Kingdom - 24.8%

Barclays PLC	5,106,022	22,925,798
BP PLC	4,904,155	36,031,226
British American Tobacco PLC	476,558	19,108,817

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
BT Group PLC	4,449,454	$13,221,131
Cairn Energy PLC *	2,017,186	14,946,124
Centrica PLC	4,154,323	21,663,986
Experian PLC	1,191,778	14,755,312
GlaxoSmithKline PLC	1,530,163	29,156,738
HSBC Holdings PLC (LI)	1,624,091	16,775,393
InterContinental Hotels Group PLC	939,285	19,248,568
International Power PLC	2,500,022	12,348,857
Lloyds Banking Group PLC *	14,982,346	13,921,624
Man Group PLC	2,610,538	10,286,587
Petropavlovsk PLC	541,791	8,670,823
Prudential PLC	2,293,209	25,969,829
Royal Dutch Shell PLC ‘A’ (LI)	2,003,798	72,684,522
Standard Chartered PLC	487,654	12,649,190
Tullow Oil PLC	383,734	8,904,411
Vodafone Group PLC	16,924,000	48,230,131

		421,499,067

Total Common Stocks
(Cost $1,619,208,934)		1,646,204,112

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $6,293,294; collateralized by Federal Home Loan Bank 0.800% due 11/18/13 and value $6,420,150)	$6,293,292	6,293,292

Total Short-Term Investment
(Cost $6,293,292)		6,293,292

TOTAL INVESTMENTS - 99.0%
(Cost $1,654,874,797)		1,681,148,121

OTHER ASSETS & LIABILITIES, NET - 1.0%		17,233,482

NET ASSETS - 100.0%		$1,698,381,603

Notes to Schedule of Investments

(a)	As of March 31, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	27.0%
Industrials	13.0%
Consumer Discretionary	10.0%
Telecommunication Services	9.7%
Energy	9.7%
Utilities	7.4%
Materials	7.2%
Health Care	6.0%
Information Technology	4.8%
Consumer Staples	3.8%
Short-Term Investment	0.4%

99.0%
Other Assets & Liabilities, Net	1.0%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of March 31, 2011 were as follows:

Contracts		Principal Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)
Buy	AUD	4,990,612	05/11	BRC	$227,950
Buy	AUD	8,164,059	05/11	HSB	191,134
Buy	AUD	120,702,403	05/11	WBC	5,822,046
Sell	AUD	6,982,155	05/11	SCG	(317,000)
Buy	CAD	3,660,966	05/11	WBC	21,335
Sell	CAD	4,148,858	05/11	HSB	(79,750)
Sell	CAD	16,678,243	05/11	WBC	(539,515)
Buy	CHF	73,153,414	05/11	CIT	2,098,783
Sell	CHF	4,500,000	05/11	WBC	(107,836)
Buy	EUR	13,743,034	05/11	RBC	298,546
Buy	EUR	6,522,189	05/11	SCG	92,974
Buy	EUR	18,649,423	05/11	WBC	212,244
Sell	EUR	11,538,113	05/11	CSF	(226,879)
Sell	EUR	119,419,785	05/11	HSB	(6,065,889)
Sell	EUR	11,520,722	05/11	SCG	(567,504)
Sell	EUR	10,672,049	05/11	WBC	(493,366)
Buy	GBP	2,143,427	05/11	HSB	48,020
Buy	GBP	1,620,885	05/11	HSB	(15,037)
Buy	GBP	3,043,561	05/11	RBS	(30,316)
Buy	GBP	2,239,419	05/11	SSB	(20,649)
Sell	GBP	25,172,258	05/11	CSF	(400,721)
Sell	GBP	2,000,000	05/11	HSB	66,566
Sell	GBP	7,684,525	05/11	MER	62,394
Sell	GBP	5,500,000	05/11	RBC	(1,238)
Sell	GBP	11,410,183	05/11	SSB	(183,694)
Buy	HKD	43,388,897	05/11	BRC	10,015
Buy	HKD	53,673,585	05/11	SCG	23,660
Sell	HKD	32,887,553	05/11	BRC	(4,636)
Sell	HKD	64,743,039	05/11	SCG	(20,322)
Buy	JPY	725,603,227	05/11	CSF	(110,055)
Buy	JPY	342,197,417	05/11	HSB	(81,793)
Buy	JPY	1,019,943,216	05/11	MER	(121,523)
Buy	JPY	903,246,655	05/11	WBC	(8,412)
Sell	JPY	318,265,878	05/11	BRC	92,308
Sell	JPY	1,926,953,987	05/11	BRC	(120,707)
Sell	JPY	1,071,363,175	05/11	HSB	320,129
Sell	JPY	747,859,627	05/11	SCG	152,388
Buy	NOK	55,866,909	05/11	CIT	474,581
Buy	NOK	44,851,998	05/11	CSF	303,017
Buy	NOK	42,098,246	05/11	SSB	371,402
Sell	NOK	156,879,284	05/11	SSB	(1,416,743)
Buy	SEK	294,231,703	05/11	SSB	1,360,486
Buy	SGD	22,870,000	05/11	SSB	273,636

Total Forward Foreign Currency Contracts					$1,590,029

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$28,650,717	$-	$28,650,717	$-
	Common Stocks
	Australia	10,970,636	-	10,970,636	-
	Austria	19,008,756	-	19,008,756	-
	Belgium	17,658,438	-	17,658,438	-
	Canada	24,432,644	24,432,644	-	-
	China	24,628,731	-	24,628,731	-
	Finland	21,787,167	-	21,787,167	-
	France	202,573,261	-	202,573,261	-
	Germany	182,231,628	-	182,231,628	-
	Hong Kong	32,568,759	-	32,568,759	-
	Italy	70,072,556	-	70,072,556	-
	Japan	325,309,032	-	325,309,032	-
	Netherlands	98,053,687	-	98,053,687	-
	Norway	19,340,763	-	19,340,763	-
	Singapore	11,363,294	-	11,363,294	-
	South Africa	13,240,362	-	13,240,362	-
	South Korea	22,659,319	-	22,659,319	-
	Spain	48,121,664	25,671,159	22,450,505	-
	Sweden	13,057,041	-	13,057,041	-
	Switzerland	57,011,389	-	57,011,389	-
	Taiwan	10,615,918	-	10,615,918	-
	United Kingdom	421,499,067	-	421,499,067	-

		1,646,204,112	50,103,803	1,596,100,309	-
	Short-Term Investment	6,293,292	-	6,293,292	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	12,523,614	-	12,523,614	-

	Total Assets	1,693,671,735	50,103,803	1,643,567,932	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(10,933,585)	-	(10,933,585)	-

	Total Liabilities	(10,933,585)	-	(10,933,585)	-

	Total	$1,682,738,150	$50,103,803	$1,632,634,347	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	14,756,693	$252,191,877

TOTAL INVESTMENTS - 100.0%
(Cost $212,421,151)		252,191,877

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(116,890)

NET ASSETS - 100.0%		$252,074,987

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Mutual Fund	$252,191,877	$252,191,877	$-	$-

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s website at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	7,100,747	$75,345,881
PD High Yield Bond Market Portfolio	566,134	6,706,741
PD Large-Cap Growth Index Portfolio	1,010,158	15,317,245
PD Large-Cap Value Index Portfolio	1,318,591	19,574,013
PD Small-Cap Growth Index Portfolio	172,477	2,921,938
PD Small-Cap Value Index Portfolio	274,755	4,275,610
PD International Large-Cap Portfolio	953,894	13,602,657

Total Affiliated Mutual Funds (Cost $131,142,079)		137,744,085

TOTAL INVESTMENTS - 100.0%
(Cost $131,142,079)		137,744,085

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(35,956)

NET ASSETS - 100.0%		$137,708,129

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	6,386,888	$67,771,137
PD High Yield Bond Market Portfolio	655,711	7,767,916
PD Large-Cap Growth Index Portfolio	2,180,937	33,070,035
PD Large-Cap Value Index Portfolio	2,640,896	39,203,162
PD Small-Cap Growth Index Portfolio	339,748	5,755,695
PD Small-Cap Value Index Portfolio	479,845	7,467,127
PD International Large-Cap Portfolio	1,749,926	24,954,173
PD Emerging Markets Portfolio	337,416	5,683,145

Total Affiliated Mutual Funds (Cost $173,176,016)		191,672,390

TOTAL INVESTMENTS - 100.0%
(Cost $173,176,016)		191,672,390

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(45,453)

NET ASSETS - 100.0%		$191,626,937

Notes to Schedule of Investments

(a)	The portfolios’ investments are affiliated mutual funds (See Note 6 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolios’ investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolios’ assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$137,744,085	$137,744,085	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$191,672,390	$191,672,390	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	2,533,672	$26,884,736
PD Large-Cap Growth Index Portfolio	1,901,815	28,837,640
PD Large-Cap Value Index Portfolio	2,230,621	33,112,778
PD Small-Cap Growth Index Portfolio	510,545	8,649,160
PD Small-Cap Value Index Portfolio	623,189	9,697,787
PD International Large-Cap Portfolio	1,694,331	24,161,378
PD Emerging Markets Portfolio	348,457	5,869,115

Total Affiliated Mutual Funds (Cost $121,497,437)		137,212,594

TOTAL INVESTMENTS - 100.0%
(Cost $121,497,437)		137,212,594

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(33,292)

NET ASSETS - 100.0%		$137,179,302

Notes to Schedule of Investments

(a)	The portfolio’s investments are affiliated mutual funds (See Note 6 in Supplemental Notes to Schedule of Investments).

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Affiliated Mutual Funds	$137,212,594	$137,212,594	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 22.8%

Consumer Discretionary - 1.5%

AutoZone Inc 4.000% due 11/15/20	$50,000	$46,527
CBS Corp 8.875% due 05/15/19	25,000	31,402
Comcast Cable Communications Holdings Inc 8.375% due 03/15/13	100,000	112,677
Comcast Corp
5.700% due 07/01/19	100,000	108,428
6.950% due 08/15/37	100,000	109,129
Cox Communications Inc 5.450% due 12/15/14	25,000	27,583
Daimler Finance North America LLC 8.500% due 01/18/31	50,000	67,388
DIRECTV Holdings LLC
3.550% due 03/15/15	88,000	89,902
5.200% due 03/15/20	35,000	36,072
Discovery Communications Inc 5.050% due 06/01/20	50,000	52,099
Fortune Brands Inc 3.000% due 06/01/12	50,000	50,839
Johnson Controls Inc 5.000% due 03/30/20	50,000	52,529
Lowe’s Cos Inc 6.875% due 02/15/28	50,000	59,268
McDonald’s Corp
4.875% due 07/15/40	10,000	9,477
5.000% due 02/01/19	100,000	109,092
NBC Universal Inc
3.650% due 04/30/15 ~	100,000	102,606
6.400% due 04/30/40 ~	25,000	25,754
News America Inc
6.400% due 12/15/35	50,000	51,604
6.900% due 03/01/19	50,000	58,286
6.900% due 08/15/39	50,000	54,463
Nordstrom Inc 6.750% due 06/01/14	20,000	22,850
Omnicom Group Inc 4.450% due 08/15/20	50,000	49,264
Princeton University 5.700% due 03/01/39	50,000	54,319
Reed Elsevier Capital Inc 8.625% due 01/15/19	50,000	63,373
Staples Inc 9.750% due 01/15/14	50,000	60,021
Target Corp
6.000% due 01/15/18	100,000	114,420
7.000% due 01/15/38	25,000	29,615
The Home Depot Inc
5.400% due 03/01/16	50,000	55,254
5.875% due 12/16/36	25,000	24,932
The Walt Disney Co 4.500% due 12/15/13	100,000	108,353
Thomson Reuters Corp (Canada)
4.700% due 10/15/19	25,000	26,171
5.850% due 04/15/40	25,000	26,079
Time Warner Cable Inc
5.000% due 02/01/20	100,000	101,167
5.875% due 11/15/40	50,000	47,103
6.750% due 06/15/39	50,000	52,407
7.500% due 04/01/14	100,000	114,600
Time Warner Inc
3.150% due 07/15/15	100,000	101,258
4.700% due 01/15/21	50,000	49,822
7.700% due 05/01/32	50,000	58,431
TJX Cos Inc 4.200% due 08/15/15	25,000	26,579
Toll Brothers Finance Corp 6.750% due 11/01/19	25,000	25,827
Trustees of Dartmouth College 4.750% due 06/01/19	25,000	26,678
Viacom Inc
5.625% due 09/15/19	25,000	27,371
6.875% due 04/30/36	50,000	54,879
Yum! Brands Inc
4.250% due 09/15/15	25,000	26,275
6.875% due 11/15/37	25,000	27,941

		2,630,114

Consumer Staples - 1.5%

Altria Group Inc
7.750% due 02/06/14	100,000	114,792
9.950% due 11/10/38	50,000	69,944
Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	150,000	154,264
4.125% due 01/15/15	50,000	52,793
6.375% due 01/15/40	50,000	56,241
Bunge Ltd Finance Corp 8.500% due 06/15/19	10,000	11,878
Coca-Cola Refreshments USA Inc 4.250% due 03/01/15	100,000	107,365
CVS Caremark Corp
6.302% due 06/01/62 §	50,000	49,138
6.600% due 03/15/19	25,000	28,685
Diageo Capital PLC (United Kingdom) 7.375% due 01/15/14	100,000	114,743
Dr Pepper Snapple Group Inc 2.350% due 12/21/12	25,000	25,484
General Mills Inc 5.400% due 06/15/40	45,000	44,442
Kellogg Co 7.450% due 04/01/31	25,000	31,237
Kimberly-Clark Corp 7.500% due 11/01/18	50,000	62,403
Kraft Foods Inc
5.375% due 02/10/20	100,000	105,612
6.125% due 02/01/18	100,000	111,764
6.500% due 02/09/40	25,000	26,792
PepsiCo Inc
3.100% due 01/15/15	100,000	103,707
5.000% due 06/01/18	100,000	109,012
Philip Morris International Inc 6.875% due 03/17/14	300,000	344,272
Reynolds American Inc 7.250% due 06/01/13	50,000	55,923
Safeway Inc 3.950% due 08/15/20	60,000	56,773
Sara Lee Corp 6.125% due 11/01/32	25,000	22,801
The Clorox Co 3.550% due 11/01/15	25,000	25,578
The Kroger Co 3.900% due 10/01/15	100,000	103,732
The Procter & Gamble Co
3.500% due 02/15/15	50,000	52,588
5.500% due 02/01/34	50,000	53,546
Unilever Capital Corp 5.900% due 11/15/32	50,000	55,555
Wal-Mart Stores Inc
3.200% due 05/15/14	50,000	52,369
3.250% due 10/25/20	100,000	93,447
6.500% due 08/15/37	150,000	171,307
Walgreen Co 5.250% due 01/15/19	25,000	27,494

		2,495,681

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Energy - 2.3%

Anadarko Petroleum Corp
6.375% due 09/15/17	$100,000	$110,072
6.450% due 09/15/36	50,000	50,091
Apache Corp
5.250% due 02/01/42	25,000	23,734
6.000% due 01/15/37	25,000	26,512
BP Capital Markets PLC (United Kingdom) 3.625% due 05/08/14	150,000	155,768
Buckeye Partners LP 5.500% due 08/15/19	25,000	25,939
Canadian Natural Resources Ltd (Canada) 6.750% due 02/01/39	90,000	102,836
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	50,000	55,537
Chevron Corp 4.950% due 03/03/19	50,000	55,184
ConocoPhillips
4.600% due 01/15/15	100,000	108,942
5.750% due 02/01/19	50,000	56,605
6.500% due 02/01/39	50,000	57,116
Devon Energy Corp 6.300% due 01/15/19	50,000	58,609
Devon Financing Corp (Canada) 7.875% due 09/30/31	50,000	64,376
Diamond Offshore Drilling Inc 5.700% due 10/15/39	25,000	24,773
El Paso Natural Gas Co 5.950% due 04/15/17	50,000	55,201
Enbridge Energy Partners LP
5.200% due 03/15/20	15,000	15,603
7.500% due 04/15/38	50,000	59,596
Encana Corp (Canada) 5.900% due 12/01/17	100,000	112,023
Energy Transfer Partners LP 9.000% due 04/15/19	50,000	63,185
Enterprise Products Operating LLC
6.125% due 10/15/39	15,000	14,979
6.500% due 01/31/19	100,000	113,681
9.750% due 01/31/14	25,000	29,953
EOG Resources Inc 5.625% due 06/01/19	100,000	109,785
Halliburton Co 7.450% due 09/15/39	25,000	31,690
Hess Corp
5.600% due 02/15/41	50,000	47,935
7.125% due 03/15/33	50,000	57,650
Husky Energy Inc (Canada) 5.900% due 06/15/14	50,000	55,368
Kinder Morgan Energy Partners LP
5.625% due 02/15/15	35,000	38,602
6.950% due 01/15/38	50,000	54,070
Marathon Oil Corp
6.000% due 10/01/17	50,000	56,267
6.800% due 03/15/32	100,000	111,187
Nexen Inc (Canada) 6.200% due 07/30/19	50,000	55,311
NuStar Logistics LP 4.800% due 09/01/20	25,000	24,600
Occidental Petroleum Corp 4.100% due 02/01/21	100,000	99,084
Petro-Canada (Canada) 6.800% due 05/15/38	100,000	111,232
Petrobras International Finance Co (Cayman)
5.750% due 01/20/20	25,000	25,887
6.875% due 01/20/40	50,000	52,590
7.875% due 03/15/19	100,000	117,795
Petroleos Mexicanos (Mexico)
4.875% due 03/15/15	50,000	53,500
5.500% due 01/21/21	100,000	102,000
Plains All American Pipeline LP 4.250% due 09/01/12	50,000	51,895
Rowan Cos Inc 7.875% due 08/01/19	30,000	35,596
Shell International Finance BV (Netherlands)
3.100% due 06/28/15	100,000	102,453
6.375% due 12/15/38	50,000	56,653
Spectra Energy Capital LLC 6.200% due 04/15/18	25,000	27,811
Statoil ASA (Norway) 5.250% due 04/15/19	100,000	109,263
Suncor Energy Inc (Canada) 6.100% due 06/01/18	100,000	112,983
Total Capital SA (France) 3.000% due 06/24/15	100,000	102,049
TransCanada Pipelines Ltd (Canada)
7.125% due 01/15/19	100,000	121,038
7.625% due 01/15/39	50,000	62,114
Transocean Inc (Cayman) 6.000% due 03/15/18	100,000	108,023
Valero Energy Corp 6.125% due 02/01/20	100,000	108,194
Weatherford International Ltd (Bermuda) 9.625% due 03/01/19	100,000	127,389
Williams Partners LP
3.800% due 02/15/15	50,000	51,752
6.300% due 04/15/40	20,000	20,823

		3,842,904

Financials - 10.1%

ACE INA Holdings Inc
2.600% due 11/23/15	100,000	97,122
5.900% due 06/15/19	15,000	16,634
Aflac Inc 6.900% due 12/17/39	15,000	15,787
African Development Bank (Multi-National) 1.750% due 10/01/12	25,000	25,348
American Express Co
4.875% due 07/15/13	25,000	26,648
7.000% due 03/19/18	100,000	116,842
American Express Credit Corp 7.300% due 08/20/13	125,000	139,755
American International Group Inc
5.050% due 10/01/15	100,000	103,403
5.850% due 01/16/18	100,000	104,361
8.175% due 05/15/68 §	50,000	54,188
Ameriprise Financial Inc 7.300% due 06/28/19	20,000	23,899
Asian Development Bank (Multi-National)
2.625% due 02/09/15	150,000	153,910
2.750% due 05/21/14	50,000	51,812
AXA SA (France) 8.600% due 12/15/30	25,000	29,630
Axis Specialty Finance LLC 5.875% due 06/01/20	50,000	50,316
BAC Capital Trust XI 6.625% due 05/23/36	50,000	49,502
Bank of America Corp
3.125% due 06/15/12	200,000	206,244
5.625% due 07/01/20	100,000	102,704
6.500% due 08/01/16	100,000	110,621
Bank of Nova Scotia (Canada)
2.375% due 12/17/13	50,000	50,997
3.400% due 01/22/15	50,000	51,720
Barclays Bank PLC (United Kingdom)
2.375% due 01/13/14	100,000	100,553
5.000% due 09/22/16	150,000	158,986

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value

BB&T Corp
3.375% due 09/25/13	$50,000	$52,032
3.950% due 04/29/16	50,000	51,558
Berkshire Hathaway Finance Corp
2.450% due 12/15/15	100,000	99,302
5.400% due 05/15/18	100,000	110,077
5.750% due 01/15/40	25,000	26,273
BlackRock Inc
3.500% due 12/10/14	25,000	26,131
5.000% due 12/10/19	100,000	104,942
BNP Paribas (France) 3.250% due 03/11/15	100,000	100,931
Boston Properties Inc 5.875% due 10/15/19	25,000	27,155
Canadian Imperial Bank of Commerce (Canada) 2.350% due 12/11/15	100,000	96,986
Capital One Bank USA NA 8.800% due 07/15/19	50,000	62,887
Capital One Capital V 10.250% due 08/15/39	25,000	27,281
Capital One Capital VI 8.875% due 05/15/40	40,000	42,450
Capital One Financial Corp 7.375% due 05/23/14	15,000	17,214
Caterpillar Financial Services Corp
1.900% due 12/17/12	65,000	66,012
2.000% due 04/05/13	50,000	50,879
2.650% due 04/01/16	100,000	99,179
Citibank NA
1.750% due 12/28/12	100,000	101,745
1.875% due 05/07/12	100,000	101,564
Citigroup Funding Inc 1.875% due 10/22/12	100,000	101,870
Citigroup Inc
4.750% due 05/19/15	100,000	104,762
4.875% due 05/07/15	100,000	103,075
5.300% due 10/17/12	150,000	158,251
6.125% due 11/21/17	200,000	217,914
8.125% due 07/15/39	100,000	125,748
CME Group Inc 5.400% due 08/01/13	50,000	54,451
CNA Financial Corp 7.350% due 11/15/19	15,000	16,946
Comerica Inc 3.000% due 09/16/15	100,000	99,436
Corp Andina de Fomento (Multi-National) 8.125% due 06/04/19	25,000	30,107
Credit Suisse NY (Switzerland)
3.450% due 07/02/12	50,000	51,520
4.375% due 08/05/20	100,000	97,713
5.500% due 05/01/14	100,000	109,595
6.000% due 02/15/18	100,000	106,187
Deutsche Bank AG (Germany)
2.375% due 01/11/13	100,000	101,604
5.375% due 10/12/12	100,000	106,084
Discover Bank 8.700% due 11/18/19	100,000	119,844
Duke Realty Corp 6.750% due 03/15/20	25,000	27,876
Eksportfinans ASA (Norway) 3.000% due 11/17/14	50,000	51,439
ERP Operating LP 4.750% due 07/15/20	100,000	101,287
European Bank for Reconstruction & Development (Multi-National) 5.000% due 05/19/14	100,000	110,484
European Investment Bank (Multi-National)
1.750% due 09/14/12	150,000	152,218
2.250% due 03/15/16	150,000	148,437
2.875% due 01/15/15	50,000	51,735
3.000% due 04/08/14	100,000	104,192
4.000% due 02/16/21	200,000	202,682
4.250% due 07/15/13	100,000	106,862
4.875% due 02/15/36	25,000	25,382
5.125% due 05/30/17	150,000	168,274
Fifth Third Bancorp
5.450% due 01/15/17	50,000	51,824
8.250% due 03/01/38	25,000	29,924
First Horizon National Corp 5.375% due 12/15/15	50,000	52,206
FleetBoston Financial Corp 6.875% due 01/15/28	25,000	26,115
General Electric Capital Corp
2.000% due 09/28/12	200,000	204,073
2.625% due 12/28/12	100,000	103,194
5.250% due 10/19/12	175,000	185,549
5.625% due 05/01/18	200,000	216,171
5.900% due 05/13/14	200,000	220,714
6.750% due 03/15/32	100,000	110,203
6.875% due 01/10/39	100,000	111,965
General Motors Acceptance Corp 2.200% due 12/19/12	100,000	102,430
Genworth Financial Inc 7.700% due 06/15/20	50,000	51,254
Goldman Sachs Capital I 6.345% due 02/15/34	100,000	96,374
HCP Inc 5.650% due 12/15/13	25,000	27,075
Healthcare Realty Trust Inc 6.500% due 01/17/17	25,000	27,554
Hospitality Properties Trust 7.875% due 08/15/14	25,000	27,923
HSBC Finance Corp
6.375% due 11/27/12	100,000	107,596
6.676% due 01/15/21 ~	111,000	115,258
HSBC Holdings PLC (United Kingdom) 6.500% due 09/15/37	100,000	102,299
Inter-American Development Bank (Multi-National)
3.500% due 03/15/13	100,000	104,805
4.250% due 09/10/18	125,000	134,305
International Bank for Reconstruction & Development (Multi-National)
1.375% due 02/10/14	100,000	99,710
2.000% due 04/02/12	200,000	203,222
2.375% due 05/26/15	100,000	101,865
International Finance Corp (Multi-National)
2.125% due 11/17/17	100,000	96,801
3.500% due 05/15/13	25,000	26,401
Jefferies Group Inc 8.500% due 07/15/19	25,000	29,502
JPMorgan Chase & Co
2.125% due 12/26/12	100,000	102,438
2.200% due 06/15/12	100,000	102,252
3.400% due 06/24/15	100,000	100,555
4.400% due 07/22/20	50,000	48,336
5.125% due 09/15/14	100,000	107,315
5.375% due 10/01/12	100,000	106,176
6.125% due 06/27/17	100,000	108,835
6.300% due 04/23/19	100,000	110,724
6.400% due 05/15/38	50,000	55,429
JPMorgan Chase Capital Trust XXVII 7.000% due 11/01/39	50,000	51,641
KeyBank NA 5.700% due 08/15/12	25,000	26,429
KeyCorp 6.500% due 05/14/13	25,000	27,246
Kimco Realty Corp 6.875% due 10/01/19	25,000	29,179

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Kreditanstalt fuer Wiederaufbau (Germany)
1.250% due 06/15/12	$100,000	$100,728
1.250% due 10/26/15	100,000	95,543
2.625% due 02/16/16	200,000	201,638
3.250% due 03/15/13	100,000	104,426
3.500% due 03/10/14	250,000	264,444
4.000% due 01/27/20	100,000	103,337
4.500% due 07/16/18	100,000	108,109
Landwirtschaftliche Rentenbank (Germany)
1.875% due 09/24/12	50,000	50,815
3.125% due 07/15/15	50,000	51,784
5.125% due 02/01/17	100,000	112,065
Lincoln National Corp 8.750% due 07/01/19	15,000	19,000
Lloyds TSB Bank PLC (United Kingdom) 4.875% due 01/21/16	100,000	103,095
Mack-Cali Realty Corp LP 7.750% due 08/15/19	25,000	30,133
Markel Corp 7.125% due 09/30/19	25,000	27,914
Marsh & McLennan Cos Inc 5.750% due 09/15/15	25,000	27,141
Merrill Lynch & Co Inc
5.000% due 01/15/15	100,000	105,756
6.050% due 08/15/12	200,000	212,529
6.050% due 05/16/16	100,000	105,631
6.110% due 01/29/37	50,000	47,570
6.875% due 04/25/18	200,000	222,084
7.750% due 05/14/38	50,000	57,585
MetLife Inc
5.875% due 02/06/41	50,000	50,591
6.750% due 06/01/16	100,000	115,535
Morgan Stanley
1.950% due 06/20/12	100,000	101,838
4.750% due 04/01/14	50,000	52,094
5.950% due 12/28/17	200,000	214,798
6.000% due 04/28/15	300,000	326,554
6.250% due 08/09/26	100,000	104,602
National Rural Utilities Cooperative Finance Corp 4.750% due 03/01/14	50,000	53,982
Nomura Holdings Inc (Japan)
5.000% due 03/04/15	35,000	36,236
6.700% due 03/04/20	5,000	5,329
Nordic Investment Bank (Multi-National) 2.625% due 10/06/14	100,000	103,105
Oesterreichische Kontrollbank AG (Austria) 1.750% due 10/05/15	100,000	97,222
PACCAR Financial Corp 1.950% due 12/17/12	25,000	25,375
PNC Funding Corp
3.625% due 02/08/15	100,000	103,340
5.125% due 02/08/20	100,000	105,295
Private Export Funding Corp 4.300% due 12/15/21	25,000	25,605
ProLogis 7.625% due 08/15/14	25,000	28,600
Protective Life Corp 8.450% due 10/15/39	25,000	27,966
Prudential Financial Inc
2.750% due 01/14/13	15,000	15,291
6.200% due 01/15/15	30,000	33,098
7.375% due 06/15/19	70,000	82,214
Rabobank (Netherlands) 1.850% due 01/10/14	100,000	99,803
Royal Bank of Canada (Canada) 2.625% due 12/15/15	25,000	24,912
Simon Property Group LP
5.650% due 02/01/20	75,000	80,793
6.750% due 02/01/40	25,000	28,711
SLM Corp 8.450% due 06/15/18	100,000	112,153
SunTrust Banks Inc 5.000% due 09/01/15	4,000	4,235
Svensk Exportkredit AB (Sweden) 3.250% due 09/16/14	25,000	26,114
TD Ameritrade Holding Corp 4.150% due 12/01/14	50,000	52,036
The Allstate Corp 6.200% due 05/16/14	75,000	84,055
The Bank of New York Mellon Corp
2.500% due 01/15/16	100,000	99,236
4.300% due 05/15/14	60,000	64,330
The Bear Stearns Cos LLC 5.700% due 11/15/14	100,000	109,886
The Charles Schwab Corp 4.950% due 06/01/14	25,000	27,161
The Chubb Corp 5.750% due 05/15/18	50,000	55,494
The Goldman Sachs Group Inc
3.250% due 06/15/12	200,000	206,638
3.625% due 08/01/12	70,000	72,186
4.750% due 07/15/13	100,000	105,957
5.350% due 01/15/16	100,000	106,660
5.375% due 03/15/20	100,000	101,569
5.625% due 01/15/17	125,000	131,732
6.000% due 05/01/14	100,000	109,794
6.125% due 02/15/33	50,000	51,089
6.750% due 10/01/37	50,000	50,587
The Hartford Financial Services Group Inc 6.300% due 03/15/18	50,000	53,658
The NASDAQ OMX Group Inc 5.250% due 01/16/18	50,000	50,010
The Royal Bank of Scotland Group PLC (United Kingdom)
3.950% due 09/21/15	100,000	100,059
6.400% due 10/21/19	50,000	51,505
The Travelers Cos Inc
5.750% due 12/15/17	50,000	55,113
6.250% due 06/15/37	25,000	26,946
Torchmark Corp 9.250% due 06/15/19	50,000	61,837
Toyota Motor Credit Corp 1.375% due 08/12/13	50,000	49,807
UBS AG (Switzerland)
3.875% due 01/15/15	50,000	51,226
5.750% due 04/25/18	100,000	107,702
US Bank NA 6.300% due 02/04/14	100,000	111,290
USB Capital XIII Trust 6.625% due 12/15/39	15,000	15,755
Wachovia Bank NA 6.600% due 01/15/38	100,000	112,707
Wachovia Corp 5.500% due 05/01/13	100,000	107,757
Wells Fargo & Co
3.750% due 10/01/14	100,000	104,763
5.000% due 11/15/14	100,000	106,852
5.625% due 12/11/17	200,000	218,419
Wells Fargo Capital XIII 7.700% § ±	50,000	51,750
Westpac Banking Corp (Australia)
2.250% due 11/19/12	75,000	76,277
3.000% due 08/04/15	100,000	99,736
4.875% due 11/19/19	25,000	25,780

		17,108,499

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Health Care - 1.3%

Abbott Laboratories
5.125% due 04/01/19	$100,000	$108,089
6.150% due 11/30/37	50,000	55,224
Aetna Inc 3.950% due 09/01/20	50,000	48,306
Amgen Inc
5.700% due 02/01/19	100,000	111,797
6.400% due 02/01/39	25,000	27,820
AstraZeneca PLC (United Kingdom)
5.400% due 09/15/12	100,000	106,537
6.450% due 09/15/37	25,000	28,369
Baxter International Inc 4.250% due 03/15/20	100,000	101,524
Bristol-Myers Squibb Co 5.450% due 05/01/18	25,000	27,799
Covidien International Finance SA (Luxembourg) 2.800% due 06/15/15	100,000	100,175
Eli Lilly & Co 4.200% due 03/06/14	50,000	53,590
Express Scripts Inc 5.250% due 06/15/12	100,000	104,787
GlaxoSmithKline Capital Inc
4.850% due 05/15/13	50,000	53,798
6.375% due 05/15/38	100,000	113,092
Johnson & Johnson 5.550% due 08/15/17	50,000	57,369
Life Technologies Corp 4.400% due 03/01/15	25,000	26,075
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	48,215
Medtronic Inc
3.000% due 03/15/15	50,000	51,421
4.450% due 03/15/20	25,000	25,621
Merck & Co Inc
4.000% due 06/30/15	50,000	53,223
6.000% due 09/15/17	50,000	57,669
6.550% due 09/15/37	100,000	118,484
Novartis Capital Corp
4.125% due 02/10/14	100,000	106,918
4.400% due 04/24/20	50,000	51,755
Pfizer Inc 7.200% due 03/15/39	100,000	124,202
Quest Diagnostics Inc
4.750% due 01/30/20	15,000	15,058
5.750% due 01/30/40	10,000	9,665
St. Jude Medical Inc 2.200% due 09/15/13	50,000	50,813
Teva Pharmaceutical Finance II BV (Netherlands) 3.000% due 06/15/15	50,000	50,481
Thermo Fisher Scientific Inc 3.200% due 03/01/16	20,000	20,332
UnitedHealth Group Inc 6.875% due 02/15/38	150,000	168,805
Watson Pharmaceuticals Inc 5.000% due 08/15/14	20,000	21,503
WellPoint Inc 5.875% due 06/15/17	100,000	112,184
Wyeth 5.950% due 04/01/37	50,000	53,634

		2,264,334

Industrials - 1.4%

Boeing Capital Corp 3.250% due 10/27/14	100,000	104,410
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	100,000	104,447
Canadian National Railway Co (Canada) 6.200% due 06/01/36	50,000	55,472
Caterpillar Inc 6.050% due 08/15/36	25,000	28,183
Continental Airlines 2009-1 Pass Through Trust 9.000% due 07/08/16 "	46,969	53,309
CSX Corp
5.500% due 04/15/41	25,000	24,197
6.150% due 05/01/37	100,000	106,277
7.375% due 02/01/19	50,000	60,441
Deere & Co 4.375% due 10/16/19	50,000	52,096
Delta Air Lines 2010-2 ‘A’ Pass Through Trust 4.950% due 05/23/19 "	100,000	100,000
Emerson Electric Co 4.250% due 11/15/20	25,000	25,364
General Dynamics Corp 5.250% due 02/01/14	87,000	96,169
General Electric Co 5.250% due 12/06/17	150,000	163,333
Goodrich Corp 4.875% due 03/01/20	25,000	26,006
Honeywell International Inc 4.250% due 03/01/21	125,000	125,848
John Deere Capital Corp 1.875% due 06/17/13	100,000	101,268
Koninklijke Philips Electronics NV (Netherlands) 5.750% due 03/11/18	50,000	56,070
Lockheed Martin Corp 4.250% due 11/15/19	100,000	100,885
Norfolk Southern Corp 5.900% due 06/15/19	50,000	56,755
Northrop Grumman Corp 3.500% due 03/15/21	100,000	92,743
Pitney Bowes Inc 5.600% due 03/15/18	50,000	52,602
Raytheon Co 4.400% due 02/15/20	25,000	25,352
Republic Services Inc 5.500% due 09/15/19	27,000	28,987
Rockwell Collins Inc 5.250% due 07/15/19	100,000	105,873
RR Donnelley & Sons Co 8.600% due 08/15/16	25,000	28,560
The Boeing Co 5.875% due 02/15/40	50,000	53,872
Tyco International Finance SA (Luxembourg)
3.375% due 10/15/15	50,000	51,354
4.125% due 10/15/14	25,000	26,539
Union Pacific Corp 6.125% due 02/15/20	100,000	114,817
United Parcel Service Inc
4.500% due 01/15/13	100,000	106,226
6.200% due 01/15/38	50,000	56,122
United Technologies Corp
4.500% due 04/15/20	30,000	31,232
6.050% due 06/01/36	50,000	55,796
6.125% due 07/15/38	25,000	28,238
Waste Management Inc 7.750% due 05/15/32	100,000	124,476

		2,423,319

Information Technology - 1.0%

Arrow Electronics Inc 6.000% due 04/01/20	25,000	26,467
Avnet Inc 6.000% due 09/01/15	100,000	107,354

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Cisco Systems Inc 4.950% due 02/15/19	$200,000	$214,758
Dell Inc 5.875% due 06/15/19	100,000	109,724
eBay Inc 0.875% due 10/15/13	35,000	34,613
Hewlett-Packard Co
3.750% due 12/01/20	100,000	96,108
4.750% due 06/02/14	100,000	108,720
International Business Machines Corp
1.000% due 08/05/13	105,000	104,363
2.100% due 05/06/13	50,000	51,013
5.600% due 11/30/39	26,000	27,279
8.375% due 11/01/19	100,000	131,951
Microsoft Corp
2.950% due 06/01/14	100,000	104,063
5.200% due 06/01/39	35,000	35,075
Oracle Corp
3.750% due 07/08/14	100,000	106,119
6.500% due 04/15/38	100,000	112,533
The Western Union Co 5.930% due 10/01/16	100,000	111,026
Tyco Electronics Group SA (Luxembourg) 4.875% due 01/15/21	30,000	30,749
Xerox Corp
5.625% due 12/15/19	100,000	107,530
8.250% due 05/15/14	40,000	46,752

		1,666,197

Materials - 0.9%

Agrium Inc (Canada) 6.125% due 01/15/41	25,000	26,074
Air Products & Chemicals Inc 4.375% due 08/21/19	25,000	25,509
Alcoa Inc 6.750% due 07/15/18	100,000	110,709
ArcelorMittal (Luxembourg)
5.500% due 03/01/21	100,000	98,608
9.000% due 02/15/15	75,000	89,756
Barrick Australia Finance Ltd (Australia) 5.950% due 10/15/39	25,000	25,874
Bemis Co Inc 5.650% due 08/01/14	5,000	5,437
BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	75,000	88,584
Cabot Corp 5.000% due 10/01/16	25,000	26,218
Cliffs Natural Resources Inc 5.900% due 03/15/20	25,000	26,671
CRH America Inc 6.000% due 09/30/16	50,000	53,884
E.I. du Pont de Nemours & Co
3.250% due 01/15/15	100,000	103,661
4.625% due 01/15/20	25,000	25,874
International Paper Co 7.500% due 08/15/21	40,000	46,961
Newmont Mining Corp 6.250% due 10/01/39	25,000	26,595
Potash Corp of Saskatchewan Inc (Canada)
3.750% due 09/30/15	20,000	20,800
5.625% due 12/01/40	25,000	25,091
PPG Industries Inc 3.600% due 11/15/20	50,000	47,097
Praxair Inc 2.125% due 06/14/13	50,000	51,205
Rio Tinto Finance USA Ltd (Australia)
1.875% due 11/02/15	100,000	96,241
7.125% due 07/15/28	50,000	60,436
Teck Resources Ltd (Canada) 9.750% due 05/15/14	50,000	60,736
The Dow Chemical Co
7.600% due 05/15/14	135,000	155,987
9.400% due 05/15/39	50,000	74,478
The Valspar Corp 7.250% due 06/15/19	25,000	28,714
Vale Overseas Ltd (Cayman)
6.875% due 11/21/36	50,000	53,328
6.875% due 11/10/39	45,000	48,307

		1,502,835

Telecommunication Services - 1.2%

America Movil SAB de CV (Mexico)
5.000% due 03/30/20	50,000	51,745
6.125% due 03/30/40	50,000	52,503
AT&T Inc
4.950% due 01/15/13	100,000	106,489
5.350% due 09/01/40 ~	61,000	54,785
5.500% due 02/01/18	200,000	218,431
6.550% due 02/15/39	100,000	104,482
BellSouth Corp 6.000% due 11/15/34	50,000	49,074
British Telecommunications PLC (United Kingdom) 9.875% due 12/15/30	50,000	69,295
Deutsche Telekom International Finance BV (Netherlands)
5.875% due 08/20/13	50,000	54,841
8.750% due 06/15/30	85,000	111,666
Embarq Corp 7.082% due 06/01/16	50,000	56,850
France Telecom SA (France) 8.500% due 03/01/31	50,000	67,419
New Cingular Wireless Services Inc 8.750% due 03/01/31	100,000	137,520
Rogers Communications Inc (Canada) 6.375% due 03/01/14	50,000	56,071
Telecom Italia Capital SA (Luxembourg) 6.175% due 06/18/14	100,000	107,348
Telefonica Emisiones SAU (Spain)
4.949% due 01/15/15	50,000	52,749
5.462% due 02/16/21	40,000	40,536
Telefonica Europe BV (Netherlands) 8.250% due 09/15/30	50,000	60,527
Verizon Communications Inc
4.350% due 02/15/13	100,000	105,557
6.350% due 04/01/19	100,000	113,773
7.350% due 04/01/39	100,000	116,844
Verizon Global Funding Corp 7.750% due 12/01/30	50,000	60,349
Verizon Wireless Capital LLC
5.550% due 02/01/14	100,000	109,784
8.500% due 11/15/18	50,000	64,275
Vodafone Group PLC (United Kingdom)
4.150% due 06/10/14	50,000	52,997
7.875% due 02/15/30	50,000	63,489

		2,139,399

Utilities - 1.6%

Alliant Energy Corp 4.000% due 10/15/14	50,000	51,971
Ameren Energy Generating Co 6.300% due 04/01/20	25,000	24,588
Avista Corp 5.125% due 04/01/22	15,000	15,614
Carolina Power & Light Co
5.250% due 12/15/15	100,000	111,005
6.300% due 04/01/38	25,000	28,220
CenterPoint Energy Houston Electric LLC 7.000% due 03/01/14	50,000	56,691

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Commonwealth Edison Co 4.000% due 08/01/20	$100,000	$96,629
Consolidated Edison Co of New York Inc
5.850% due 03/15/36	25,000	26,358
6.650% due 04/01/19	50,000	59,003
Constellation Energy Group Inc 4.550% due 06/15/15	25,000	25,980
Consumers Energy Co 6.700% due 09/15/19	25,000	29,414
Dominion Resources Inc
5.150% due 07/15/15	50,000	54,736
5.200% due 08/15/19	20,000	21,332
DTE Energy Co 7.625% due 05/15/14	100,000	114,862
Duke Energy Carolinas LLC
5.300% due 02/15/40	25,000	24,638
6.100% due 06/01/37	25,000	26,815
7.000% due 11/15/18	100,000	119,912
Duke Energy Ohio Inc 2.100% due 06/15/13	50,000	50,953
Entergy Gulf States LLC 5.590% due 10/01/24	50,000	51,898
EQT Corp 8.125% due 06/01/19	25,000	29,817
Exelon Generation Co LLC
6.200% due 10/01/17	25,000	27,687
6.250% due 10/01/39	25,000	24,514
Florida Power & Light Co
5.690% due 03/01/40	35,000	36,480
5.950% due 02/01/38	25,000	26,975
Florida Power Corp 6.350% due 09/15/37	25,000	28,022
Georgia Power Co 4.250% due 12/01/19	25,000	25,609
Jersey Central Power & Light Co 5.625% due 05/01/16	50,000	55,178
Louisville Gas & Electric Co 1.625% due 11/15/15 ~	50,000	47,506
Metropolitan Edison Co 7.700% due 01/15/19	50,000	59,154
MidAmerican Energy Co 6.750% due 12/30/31	100,000	116,722
MidAmerican Energy Holdings Co 6.500% due 09/15/37	100,000	110,870
National Rural Utilities Cooperative Finance Corp 8.000% due 03/01/32	50,000	64,678
Nevada Power Co 6.750% due 07/01/37	50,000	57,104
NiSource Finance Corp 6.125% due 03/01/22	50,000	54,429
Northern States Power Co
4.850% due 08/15/40	50,000	47,026
5.350% due 11/01/39	10,000	10,074
NSTAR 4.500% due 11/15/19	15,000	15,382
Ohio Power Co 5.375% due 10/01/21	30,000	31,930
Oncor Electric Delivery Co LLC 7.000% due 05/01/32	50,000	56,719
ONEOK Partners LP 8.625% due 03/01/19	50,000	62,925
Pacific Gas & Electric Co
4.800% due 03/01/14	50,000	53,685
6.050% due 03/01/34	25,000	26,113
6.250% due 03/01/39	25,000	26,620
Progress Energy Inc 6.000% due 12/01/39	25,000	25,767
PSEG Power LLC 2.500% due 04/15/13	50,000	50,727
Public Service Co of Colorado 5.125% due 06/01/19	15,000	16,300
Public Service Co of Oklahoma 5.150% due 12/01/19	20,000	21,076
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	25,516
Sempra Energy
6.000% due 10/15/39	25,000	25,520
9.800% due 02/15/19	50,000	66,418
South Carolina Electric & Gas 5.450% due 02/01/41	50,000	50,003
Southern California Edison Co
4.500% due 09/01/40	50,000	43,809
5.750% due 03/15/14	50,000	55,535
Southern Co 4.150% due 05/15/14	50,000	52,888
Southwestern Electric Power Co 6.200% due 03/15/40	50,000	50,004
Tampa Electric Co 6.100% due 05/15/18	35,000	39,682
TransAlta Corp (Canada) 4.750% due 01/15/15	25,000	26,564
Virginia Electric & Power Co
5.000% due 06/30/19	35,000	37,319
8.875% due 11/15/38	25,000	36,347
Wisconsin Electric Power Co 4.250% due 12/15/19	25,000	25,835

		2,735,148

Total Corporate Bonds & Notes
(Cost $37,968,508)		38,808,430

MORTGAGE-BACKED SECURITIES - 36.7%

Collateralized Mortgage Obligations - Commercial - 2.6%

Banc of America Commercial Mortgage Inc
5.356% due 10/10/45 "	50,000	52,617
5.369% due 10/10/45 "	50,000	51,482
5.634% due 04/10/49 " §	70,756	71,827
5.689% due 04/10/49 " §	100,000	106,135
Bear Stearns Commercial Mortgage Securities
4.750% due 02/13/46 " §	100,000	105,148
5.537% due 10/12/41 "	100,000	107,374
Citigroup Commercial Mortgage Trust 5.886% due 12/10/49 " §	200,000	216,394
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.293% due 12/11/49 "	100,000	101,893
5.346% due 01/15/46 " §	100,000	107,307
5.617% due 10/15/48 "	100,000	107,475
Commercial Mortgage Pass-Through Certificates 4.982% due 05/10/43 " §	100,000	106,405
CS First Boston Mortgage Securities Corp 5.014% due 02/15/38 " §	50,000	52,893
CW Capital Cobalt Ltd 5.416% due 04/15/47 "	250,000	261,054
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	100,000	105,482
5.444% due 03/10/39 "	100,000	105,838
5.890% due 07/10/38 " §	100,000	109,379
GS Mortgage Securities Corp II
5.396% due 08/10/38 " §	100,000	107,102
5.553% due 04/10/38 " §	100,000	107,225
JPMorgan Chase Commercial Mortgage Securities Corp
5.255% due 07/12/37 " §	250,000	265,058
5.305% due 01/15/49 "	100,000	101,811
5.335% due 08/12/37 " §	100,000	107,655

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
5.336% due 05/15/47 "	$100,000	$104,688
5.429% due 12/12/43 "	100,000	107,052
5.814% due 06/12/43 " §	100,000	108,497
LB-UBS Commercial Mortgage Trust
5.239% due 06/15/29 " §	80,117	83,075
5.866% due 09/15/45 " §	100,000	107,046
5.876% due 06/15/38 " §	250,000	274,887
Morgan Stanley Capital I
4.989% due 08/13/42 "	50,000	53,304
5.203% due 11/14/42 " §	250,000	269,249
5.514% due 11/12/49 " §	100,000	107,504
5.623% due 12/12/49 "	250,000	257,833
5.877% due 06/11/49 " §	100,000	106,533
Morgan Stanley Dean Witter Capital I 4.740% due 11/13/36 "	100,000	103,940
Wachovia Bank Commercial Mortgage Trust
4.964% due 11/15/35 " §	100,000	105,785
5.795% due 07/15/45 " §	100,000	103,132

		4,350,079

Fannie Mae - 15.9%

3.031% due 03/01/41 " §	951,647	969,526
3.500% due 04/01/26 - 10/01/40 "	1,348,373	1,338,465
3.546% due 08/01/39 " §	167,406	173,842
4.000% due 04/01/24 - 02/01/41 "	4,749,588	4,745,979
4.500% due 07/01/24 - 11/01/40 "	5,771,645	5,907,223
4.773% due 06/01/38 " §	59,064	62,420
5.000% due 08/01/20 - 04/01/41 "	4,539,069	4,770,078
5.500% due 02/01/24 - 12/01/51 "	4,919,967	5,279,286
5.655% due 09/01/37 " §	183,451	197,230
6.000% due 09/01/34 - 01/01/39 "	2,747,382	2,995,759
6.500% due 09/01/36 - 06/01/38 "	509,112	571,941

		27,011,749

Freddie Mac - 11.1%

4.000% due 02/01/25 - 11/01/40 "	2,463,944	2,454,225
4.500% due 03/01/23 - 02/01/41 "	4,642,384	4,749,579
5.000% due 03/01/19 - 09/01/40 "	4,649,005	4,875,841
5.294% due 11/01/37 " §	161,739	169,720
5.500% due 11/01/17 - 04/01/40 "	3,281,355	3,514,142
6.000% due 03/01/23 - 05/01/40 "	2,436,069	2,649,701
6.500% due 08/01/37 - 04/01/39 "	439,381	492,699

		18,905,907

Government National Mortgage Association - 7.1%

4.000% due 06/15/39 - 04/01/41 "	1,578,954	1,579,711
4.500% due 03/15/39 - 01/15/41 "	3,611,997	3,730,285
5.000% due 05/15/38 - 04/01/41 "	3,421,655	3,633,607
5.500% due 04/15/37 - 04/15/40 "	1,673,202	1,815,086
6.000% due 01/15/38 - 04/01/41 "	821,554	903,927
6.500% due 10/15/37 - 02/15/39 "	404,614	456,658

		12,119,274

Total Mortgage-Backed Securities
(Cost $61,766,200)		62,387,009

ASSET-BACKED SECURITIES - 0.2%

Citibank Credit Card Issuance Trust 5.650% due 09/20/19 "	100,000	112,512
USAA Auto Owner Trust
2.530% due 07/15/15 "	40,000	41,033
4.770% due 09/15/14 "	200,000	209,711

Total Asset-Backed Securities
(Cost $352,568)		363,256

U.S. GOVERNMENT AGENCY ISSUES - 6.2%

Fannie Mae
0.750% due 02/26/13	250,000	249,642
1.000% due 04/04/12	100,000	100,641
1.000% due 04/25/14	100,000	98,217
1.125% due 07/30/12	200,000	201,527
1.125% due 10/08/13	100,000	99,055
1.350% due 08/16/13	100,000	99,719
1.375% due 07/19/13	100,000	100,011
1.450% due 01/24/14	100,000	100,009
1.500% due 11/23/15	100,000	96,152
1.550% due 10/27/15	100,000	96,994
1.750% due 05/07/13	100,000	101,599
2.000% due 09/21/15	100,000	98,192
2.500% due 05/15/14	200,000	206,420
2.625% due 11/20/14	50,000	51,563
2.750% due 02/05/14	325,000	337,628
2.750% due 03/28/16	100,000	99,909
3.000% due 09/29/14	25,000	25,315
3.625% due 02/12/13	500,000	525,324
4.625% due 10/15/13	200,000	217,134
5.000% due 03/15/16	200,000	224,004
5.000% due 05/11/17	150,000	167,865
5.375% due 06/12/17	300,000	342,020
7.125% due 01/15/30	175,000	231,148
Federal Farm Credit Bank
1.750% due 02/21/13	100,000	101,551
1.875% due 12/07/12	50,000	50,957
2.125% due 06/18/12	100,000	101,962
3.000% due 09/22/14	50,000	52,244
Federal Home Loan Bank
0.500% due 08/23/12	100,000	99,880
0.550% due 12/03/12	100,000	99,712
0.625% due 11/23/12	200,000	198,872
0.875% due 10/28/13	100,000	98,621
0.875% due 12/27/13	100,000	98,751
1.050% due 02/08/13	50,000	49,841
1.500% due 01/16/13	200,000	202,211
1.625% due 03/20/13	100,000	101,506
4.625% due 10/10/12	200,000	212,207
4.750% due 12/16/16	50,000	55,361
5.000% due 11/17/17	300,000	336,496
5.125% due 08/14/13	300,000	328,315
5.250% due 06/18/14	100,000	111,519
5.375% due 05/18/16	200,000	227,578
5.750% due 05/15/12	400,000	423,853
Financing Corp 10.700% due 10/06/17	50,000	72,677
Freddie Mac
0.515% due 11/26/12	100,000	99,693
0.625% due 12/03/12	100,000	99,644
0.750% due 11/23/12	100,000	99,628
0.750% due 03/28/13	250,000	249,546
0.900% due 03/28/13	100,000	99,681
1.000% due 01/28/13	50,000	49,960
1.000% due 12/09/13	100,000	99,016
1.000% due 01/27/14	100,000	98,491
1.125% due 01/14/13	100,000	100,022
1.350% due 03/28/14	100,000	99,212
1.375% due 01/09/13	300,000	303,281
1.375% due 02/03/14	100,000	99,433
1.750% due 06/15/12	100,000	101,558
1.750% due 11/23/15	100,000	96,974
2.500% due 01/07/14	200,000	206,620
2.875% due 02/09/15	100,000	103,538
3.500% due 05/29/13	100,000	105,487
3.750% due 03/27/19	100,000	103,116
4.125% due 12/21/12	200,000	211,489
4.125% due 09/27/13	150,000	160,951

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
4.750% due 11/17/15	$100,000	$110,765
4.875% due 06/13/18	100,000	111,224
5.000% due 04/18/17	300,000	335,915
5.500% due 08/20/12	100,000	106,791
6.250% due 07/15/32	125,000	152,645
Tennessee Valley Authority
3.875% due 02/15/21	65,000	65,263
4.750% due 08/01/13	50,000	54,140
5.250% due 09/15/39	25,000	26,307
5.375% due 04/01/56	50,000	53,277
7.125% due 05/01/30	50,000	65,407

Total U.S. Government Agency Issues
(Cost $10,509,234)		10,563,276

U.S. TREASURY OBLIGATIONS - 30.9%

U.S. Treasury Bonds - 5.3%

3.500% due 02/15/39	150,000	125,672
3.875% due 08/15/40	600,000	536,625
4.250% due 05/15/39	450,000	431,367
4.250% due 11/15/40	600,000	573,375
4.375% due 02/15/38	150,000	147,445
4.375% due 11/15/39	550,000	537,711
4.375% due 05/15/40	525,000	512,944
4.500% due 02/15/36	250,000	252,266
4.500% due 08/15/39	900,000	899,297
4.625% due 02/15/40	325,000	331,195
5.000% due 05/15/37	50,000	54,281
5.250% due 11/15/28	50,000	56,250
5.250% due 02/15/29	125,000	140,664
5.375% due 02/15/31	100,000	114,266
5.500% due 08/15/28	200,000	231,438
6.125% due 11/15/27	250,000	308,594
6.125% due 08/15/29	50,000	62,016
6.250% due 05/15/30	205,000	258,204
6.375% due 08/15/27	295,000	373,175
6.500% due 11/15/26	100,000	127,703
6.625% due 02/15/27	100,000	129,344
6.750% due 08/15/26	100,000	130,625
6.875% due 08/15/25	100,000	131,531
7.250% due 05/15/16	250,000	310,391
7.250% due 08/15/22	200,000	266,813
7.500% due 11/15/24	100,000	137,875
7.625% due 02/15/25	150,000	209,273
8.000% due 11/15/21	150,000	209,250
8.125% due 08/15/19	200,000	274,344
8.125% due 08/15/21	200,000	280,719
8.750% due 05/15/17	200,000	269,890
8.750% due 05/15/20	100,000	143,391
8.750% due 08/15/20	50,000	71,957
9.125% due 05/15/18	100,000	140,719
9.250% due 02/15/16	100,000	132,984
11.250% due 02/15/15	100,000	135,828

		9,049,422

U.S. Treasury Notes - 25.6%

0.375% due 08/31/12	400,000	399,203
0.375% due 09/30/12	300,000	299,133
0.375% due 10/31/12	500,000	498,125
0.500% due 11/30/12	500,000	498,731
0.500% due 10/15/13	600,000	591,422
0.500% due 11/15/13	350,000	344,477
0.625% due 07/31/12	300,000	300,611
0.750% due 05/31/12	500,000	502,068
0.750% due 08/15/13	200,000	198,859
1.000% due 04/30/12	200,000	201,407
1.000% due 07/15/13	400,000	400,406
1.125% due 12/15/12	750,000	755,566
1.125% due 06/15/13	500,000	502,149
1.250% due 09/30/15	800,000	772,750
1.375% due 04/15/12	350,000	353,760
1.375% due 05/15/12	700,000	707,766
1.375% due 09/15/12	400,000	404,734
1.375% due 10/15/12	200,000	202,375
1.375% due 11/15/12	500,000	505,918
1.375% due 01/15/13	500,000	505,684
1.375% due 02/15/13	500,000	505,664
1.375% due 03/15/13	500,000	505,529
1.375% due 05/15/13	400,000	404,154
1.375% due 11/30/15	500,000	483,594
1.500% due 07/15/12	100,000	101,352
1.500% due 12/31/13	250,000	252,168
1.750% due 08/15/12	500,000	508,516
1.750% due 04/15/13	400,000	407,315
1.750% due 03/31/14	500,000	506,758
1.750% due 07/31/15	400,000	396,530
1.875% due 06/15/12	150,000	152,613
1.875% due 02/28/14	425,000	432,537
1.875% due 04/30/14	125,000	127,061
1.875% due 06/30/15	950,000	948,367
1.875% due 08/31/17	850,000	805,043
2.000% due 11/30/13	200,000	204,516
2.000% due 01/31/16	150,000	148,711
2.125% due 11/30/14	200,000	203,438
2.125% due 05/31/15	200,000	201,969
2.125% due 12/31/15	800,000	799,125
2.125% due 02/29/16	250,000	248,867
2.250% due 05/31/14	200,000	205,438
2.250% due 01/31/15	500,000	509,844
2.250% due 11/30/17	200,000	192,984
2.375% due 08/31/14	600,000	617,110
2.375% due 09/30/14	300,000	308,391
2.375% due 10/31/14	400,000	410,781
2.375% due 02/28/15	500,000	511,644
2.375% due 03/31/16	100,000	100,570
2.375% due 07/31/17	400,000	391,562
2.500% due 03/31/15	100,000	102,743
2.500% due 04/30/15	200,000	205,234
2.500% due 06/30/17	300,000	296,484
2.625% due 06/30/14	1,000,000	1,038,438
2.625% due 07/31/14	400,000	415,125
2.625% due 12/31/14	400,000	413,719
2.625% due 02/29/16	350,000	356,672
2.625% due 04/30/16	500,000	508,164
2.625% due 01/31/18	350,000	344,695
2.625% due 08/15/20	950,000	890,105
2.625% due 11/15/20	500,000	465,977
2.750% due 02/28/13	200,000	207,531
2.750% due 10/31/13	500,000	521,328
2.750% due 11/30/16	500,000	506,407
2.750% due 05/31/17	400,000	401,594
2.750% due 02/15/19	550,000	536,680
3.000% due 08/31/16	500,000	514,844
3.000% due 09/30/16	500,000	514,336
3.000% due 02/28/17	200,000	204,406
3.125% due 04/30/13	300,000	314,227
3.125% due 08/31/13	150,000	157,641
3.125% due 09/30/13	500,000	525,586
3.125% due 10/31/16	200,000	206,734
3.125% due 01/31/17	400,000	412,219
3.125% due 04/30/17	250,000	256,660
3.125% due 05/15/19	460,000	459,389
3.250% due 05/31/16	600,000	627,516
3.250% due 07/31/16	250,000	260,977
3.250% due 12/31/16	200,000	207,594
3.250% due 03/31/17	150,000	155,273
3.375% due 11/30/12	100,000	104,559

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
3.375% due 06/30/13	$300,000	$316,383
3.375% due 11/15/19	750,000	757,324
3.500% due 05/31/13	100,000	105,664
3.500% due 02/15/18	400,000	415,906
3.500% due 05/15/20	1,150,000	1,164,198
3.625% due 12/31/12	150,000	157,699
3.625% due 05/15/13	150,000	158,695
3.625% due 08/15/19	675,000	696,937
3.625% due 02/15/20	750,000	769,395
3.750% due 11/15/18	375,000	393,574
3.875% due 10/31/12	200,000	210,297
3.875% due 02/15/13	100,000	105,887
3.875% due 05/15/18	200,000	212,406
4.000% due 11/15/12	300,000	316,277
4.000% due 02/15/14	200,000	215,922
4.000% due 02/15/15	350,000	379,805
4.000% due 08/15/18	150,000	160,289
4.125% due 05/15/15	200,000	218,125
4.250% due 09/30/12	150,000	158,209
4.250% due 08/15/13	700,000	753,649
4.250% due 11/15/13	100,000	108,227
4.250% due 11/15/14	200,000	218,875
4.250% due 08/15/15	250,000	274,082
4.250% due 11/15/17	150,000	163,324
4.500% due 02/15/16	300,000	332,461
4.625% due 07/31/12	300,000	316,465
4.625% due 11/15/16	100,000	111,328
4.625% due 02/15/17	300,000	333,961
4.750% due 05/31/12	200,000	210,102
4.750% due 05/15/14	600,000	663,328
4.875% due 08/15/16	200,000	225,453
5.125% due 05/15/16	100,000	113,789

		43,408,188

Total U.S. Treasury Obligations
(Cost $52,461,543)		52,457,610

FOREIGN GOVERNMENT BONDS & NOTES - 1.9%

Brazilian Government International Bond (Brazil)
5.625% due 01/07/41	125,000	123,437
8.000% due 01/15/18	116,667	137,667
8.875% due 10/14/19	100,000	132,250
10.125% due 05/15/27	100,000	152,000
Canada Government Bond (Canada) 2.375% due 09/10/14	50,000	51,258
China Development Bank Corp (China) 5.000% due 10/15/15	100,000	108,144
Export-Import Bank of Korea (South Korea) 5.875% due 01/14/15	100,000	109,585
Israel Government AID Bond (Israel) 5.500% due 04/26/24	25,000	28,227
Japan Finance Corp (Japan)
1.875% due 09/24/15	100,000	96,815
2.125% due 11/05/12	25,000	25,434
Korea Development Bank (South Korea) 8.000% due 01/23/14	100,000	114,113
Province of Manitoba (Canada) 2.625% due 07/15/15	100,000	101,376
Province of Ontario (Canada)
1.375% due 01/27/14	150,000	149,575
2.950% due 02/05/15	200,000	206,615
4.000% due 10/07/19	50,000	50,812
Province of Quebec (Canada)
5.125% due 11/14/16	100,000	111,410
7.500% due 09/15/29	25,000	33,574
Republic of Hungary (Hungary) 6.375% due 03/29/21	35,000	35,163
Republic of Italy (Italy)
2.125% due 09/16/13	150,000	150,241
4.500% due 01/21/15	100,000	105,198
5.250% due 09/20/16	100,000	106,401
Republic of Panama (Panama)
5.200% due 01/30/20	25,000	26,625
6.700% due 01/26/36	100,000	112,750
Republic of Peru (Peru) 7.125% due 03/30/19	100,000	118,500
Republic of Poland (Poland) 6.375% due 07/15/19	100,000	111,636
Republic of South Africa (South Africa) 6.875% due 05/27/19	100,000	116,625
Republic of South Korea (South Korea) 5.750% due 04/16/14	50,000	54,497
State of Israel (Israel) 5.125% due 03/26/19	100,000	105,554
United Mexican States (Mexico)
5.875% due 02/17/14	100,000	110,550
5.950% due 03/19/19	150,000	167,925
6.750% due 09/27/34	100,000	113,300

Total Foreign Government Bonds & Notes
(Cost $3,107,753)		3,167,257

MUNICIPAL BONDS - 0.9%

American Municipal Power Inc OH 6.449% due 02/15/44	25,000	23,233
Bay Area Toll Authority CA Bridge Revenue
6.263% due 04/01/49	25,000	25,151
7.043% due 04/01/50	50,000	51,076
Central Puget Sound Regional Transportation Authorized Revenue WA 5.491% due 11/01/39	25,000	24,251
City & County of Denver CO 5.650% due 08/01/30	100,000	102,245
City of New York NY 6.646% due 12/01/31	100,000	103,708
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	90,111
5.456% due 12/01/39	25,000	24,783
Dallas Independent School District TX 6.450% due 02/15/35	50,000	52,219
Illinois State Toll Highway Authority 5.851% due 12/01/34	25,000	23,023
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	104,838
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	22,989
Municipal Electric Authority GA ‘J’ 6.637% due 04/01/57	25,000	23,775
New Jersey Transportation Trust Fund Authority 6.104% due 12/15/28	50,000	48,883
New York City Build America Bonds NY 5.517% due 10/01/37	40,000	37,706
New York City Municipal Water Finance Authority NY 6.011% due 06/15/42	10,000	10,242
New York City Transitional Finance Authority Revenue NY 5.572% due 11/01/38	30,000	29,101
New York State Urban Development Corp NY 5.770% due 03/15/39	25,000	25,026
Pennsylvania Turnpike Commission
5.511% due 12/01/45	75,000	67,533
6.105% due 12/01/39	25,000	24,596

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Port Authority of New York & New Jersey 5.647% due 11/01/40	$50,000	$47,899
San Francisco City & County Public Utilities Commission CA 6.000% due 11/01/40	25,000	23,864
State of California
4.850% due 10/01/14	50,000	52,115
5.750% due 03/01/17	50,000	52,888
6.200% due 10/01/19	25,000	26,592
7.500% due 04/01/34	50,000	53,857
7.550% due 04/01/39	50,000	54,399
7.625% due 03/01/40	40,000	43,798
State of Connecticut
5.090% due 10/01/30	50,000	47,468
5.459% due 11/01/30	50,000	49,128
State of Illinois
5.100% due 06/01/33	50,000	40,593
5.665% due 03/01/18	100,000	99,909
State of Utah Build America ‘D’ 4.554% due 07/01/24	15,000	15,295
State of Washington 5.481% due 08/01/39	25,000	24,672
Texas State Transportation Commission 5.178% due 04/01/30	25,000	24,595

Total Municipal Bonds
(Cost $1,598,743)		1,571,561

	Shares
SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

Federated Prime Obligations Fund	1,190,798	1,190,798

Total Short-Term Investment
(Cost $1,190,798)		1,190,798

TOTAL INVESTMENTS - 100.3%
(Cost $168,955,347)		170,509,197

TOTAL SECURITIES SOLD SHORT - (0.4%)
(See Note (a) to Notes to Schedule of Investments)
(Proceeds $711,922)		(711,375)

OTHER ASSETS & LIABILITIES, NET - 0.1%		203,936

NET ASSETS - 100.0%		$170,001,758

Notes to Schedule of Investments

(a)	Securities sold short outstanding as of March 31, 2011 were as follows:

	Principal
Description	Amount	Value
Fannie Mae 4.500% due 04/01/41	$700,000	($711,375)

Total Securities sold short
(Proceeds $711,922)		($711,375)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$38,808,430	$-	$38,655,121	$153,309
	Mortgage-Backed Securities	62,387,009	-	62,387,009	-
	Asset-Backed Securities	363,256	-	363,256	-
	U.S. Government Agency Issues	10,563,276	-	10,563,276	-
	U.S. Treasury Obligations	52,457,610	-	52,457,610	-
	Foreign Government Bonds & Notes	3,167,257	-	3,167,257	-
	Municipal Bonds	1,571,561	-	1,571,561	-
	Short-Term Investment	1,190,798	1,190,798	-	-

	Total Assets	170,509,197	1,190,798	169,165,090	153,309

Liabilities	Securities Sold Short	(711,375)	-	(711,375)	-

	Total Liabilities	(711,375)	-	(711,375)	-

	Total	$169,797,822	$1,190,798	$168,453,715	$153,309

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in the Supplemental Notes to Schedules of Investments) for the period ended March 31, 2011:

Corporate
	Bonds & Notes	Total
Value, Beginning of Period	$-	$-
Purchases	-	-
Sales	-	-
Accrued Discounts (Premiums)	-
Total Net Realized Gains (Losses)	-	-
Total Change in Net Unrealized Appreciation (Depreciation)	-	-
Transfers In	153,309	153,309
Transfers Out	-	-

Value, End of Period	$153,309	$153,309

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS & NOTES - 90.7%

Consumer Discretionary - 21.7%

Affinion Group Inc 7.875% due 12/15/18 ~	$100,000	$94,500
Allbritton Communications Co 8.000% due 05/15/18	25,000	26,500
Allison Transmission Inc 11.000% due 11/01/15 ~	100,000	109,000
AMC Entertainment Inc 8.750% due 06/01/19	100,000	109,000
American Axle & Manufacturing Holdings Inc 9.250% due 01/15/17 ~	25,000	27,875
Ameristar Casinos Inc
7.500% due 04/15/21 ~	70,000	69,388
9.250% due 06/01/14	150,000	165,562
ARAMARK Corp 8.500% due 02/01/15	75,000	78,563
Beazer Homes USA Inc 9.125% due 05/15/19 ~	50,000	50,813
Belo Corp 8.000% due 11/15/16	25,000	27,531
Boyd Gaming Corp 9.125% due 12/01/18 ~	50,000	51,875
Brunswick Corp 11.250% due 11/01/16 ~	100,000	121,500
Burger King Corp 9.875% due 10/15/18	100,000	106,375
Cablevision Systems Corp
7.750% due 04/15/18	200,000	217,000
8.000% due 04/15/20	100,000	109,500
CCH II LLC 13.500% due 11/30/16	150,000	180,375
CCO Holdings LLC
7.875% due 04/30/18	150,000	160,125
8.125% due 04/30/20	106,000	115,805
Cengage Learning Acquisitions Inc 10.500% due 01/15/15 ~	100,000	102,500
Cequel Communications Holdings I LLC 8.625% due 11/15/17 ~	135,000	141,412
Charter Communications Operating LLC 10.875% due 09/15/14 ~	100,000	112,500
CHC Helicopter SA (Canada) 9.250% due 10/15/20 ~	100,000	103,500
Citycenter Holdings LLC
7.625% due 01/15/16 ~	100,000	103,750
10.750% due 01/15/17 ~	100,000	103,750
Claire’s Stores Inc 8.875% due 03/15/19 ~	50,000	48,000
Clear Channel Communications Inc
5.500% due 12/15/16	100,000	73,250
9.000% due 03/01/21 ~	100,000	100,250
10.750% due 08/01/16	150,000	143,625
Clear Channel Worldwide Holdings Inc 9.250% due 12/15/17	100,000	110,125
Cooper-Standard Automotive Inc 8.500% due 05/01/18	25,000	27,000
CSC Holdings LLC
7.625% due 07/15/18	100,000	110,000
8.500% due 06/15/15	100,000	109,750
D.R. Horton Inc 5.250% due 02/15/15	150,000	153,000
DineEquity Inc 9.500% due 10/30/18 ~	50,000	54,500
DISH DBS Corp 7.125% due 02/01/16	350,000	375,375
Dollar General Corp 10.625% due 07/15/15	208,000	224,120
Dunkin Finance Corp 9.625% due 12/01/18 ~	19,000	19,451
Easton-Bell Sports Inc 9.750% due 12/01/16	10,000	11,300
Ford Motor Co 7.450% due 07/16/31	200,000	217,382
Gannett Co Inc 6.375% due 09/01/15 ~	50,000	52,250
Hanesbrands Inc 8.000% due 12/15/16	65,000	70,769
Harrah’s Operating Co Inc
10.000% due 12/15/18	250,000	229,375
11.250% due 06/01/17	100,000	114,125
12.750% due 04/15/18 ~	50,000	50,750
Icahn Enterprises LP
7.750% due 01/15/16	50,000	51,625
8.000% due 01/15/18	50,000	51,625
Insight Communications Co Inc 9.375% due 07/15/18 ~	50,000	55,750
Interactive Data Corp 10.250% due 08/01/18 ~	10,000	11,275
J.C. Penney Co Inc
5.650% due 06/01/20	100,000	96,875
6.375% due 10/15/36	51,000	46,219
Jarden Corp 7.500% due 05/01/17	75,000	80,437
K Hovnanian Enterprises Inc 8.625% due 01/15/17	100,000	75,750
KB Home 6.250% due 06/15/15	100,000	99,500
Lamar Media Corp
7.875% due 04/15/18	30,000	32,325
9.750% due 04/01/14	75,000	87,000
Laureate Education Inc 10.000% due 08/15/15 ~	100,000	105,750
Lear Corp 7.875% due 03/15/18	50,000	54,625
Lennar Corp 5.600% due 05/31/15	250,000	247,500
Levi Strauss & Co 7.625% due 05/15/20	100,000	100,750
Libbey Glass Inc 10.000% due 02/15/15	32,000	35,040
Liberty Media LLC 8.250% due 02/01/30	100,000	97,750
Limited Brands Inc
6.625% due 04/01/21	100,000	102,750
6.900% due 07/15/17	100,000	107,750
8.500% due 06/15/19	100,000	115,250
LIN Television Corp 8.375% due 04/15/18	100,000	109,250
Live Nation Entertainment Inc 8.125% due 05/15/18 ~	25,000	25,813
Macy’s Retail Holdings Inc 5.900% due 12/01/16	350,000	378,000
Marina District Finance Co Inc 9.500% due 10/15/15 ~	100,000	105,125
Mediacom LLC 9.125% due 08/15/19	50,000	53,750
MGM MIRAGE
6.750% due 04/01/13	200,000	202,500
7.625% due 01/15/17	100,000	94,875
13.000% due 11/15/13	250,000	301,562
Michaels Stores Inc 7.750% due 11/01/18 ~	100,000	102,500
Mohawk Industries Inc 6.875% due 01/15/16	100,000	107,750
NCL Corp Ltd (Bermuda) 11.750% due 11/15/16	100,000	116,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Netflix Inc 8.500% due 11/15/17	$25,000	$28,281
Peninsula Gaming LLC 10.750% due 08/15/17	75,000	82,687
Penn National Gaming Inc 8.750% due 08/15/19	75,000	83,156
Phillips-Van Heusen Corp 7.375% due 05/15/20	100,000	106,250
Pinnacle Entertainment Inc 7.500% due 06/15/15	75,000	76,688
PulteGroup Inc 5.250% due 01/15/14	200,000	204,000
Quebecor Media Inc (Canada) 7.750% due 03/15/16	100,000	104,250
QVC Inc 7.125% due 04/15/17 ~	90,000	94,950
Royal Caribbean Cruises Ltd (Liberia) 7.000% due 06/15/13	100,000	107,000
Salem Communications Corp 9.625% due 12/15/16	22,000	23,870
Scientific Games Corp 8.125% due 09/15/18 ~	50,000	53,000
Sears Holdings Corp 6.625% due 10/15/18 ~	100,000	97,500
Service Corp International 7.000% due 06/15/17	100,000	107,500
Sinclair Television Group Inc 9.250% due 11/01/17 ~	50,000	56,000
Stanadyne Corp 10.000% due 08/15/14	25,000	25,750
Standard Pacific Corp 8.375% due 05/15/18 ~	50,000	52,188
Starwood Hotels & Resorts Worldwide Inc 7.875% due 10/15/14	250,000	287,000
Tenneco Inc 6.875% due 12/15/20	100,000	104,000
The Bon-Ton Department Stores Inc 10.250% due 03/15/14	50,000	51,500
The Goodyear Tire & Rubber Co 10.500% due 05/15/16	100,000	112,500
The Interpublic Group of Cos Inc 10.000% due 07/15/17	100,000	119,500
The McClatchy Co 11.500% due 02/15/17	25,000	28,250
The Neiman Marcus Group Inc 10.375% due 10/15/15	75,000	79,406
The ServiceMaster Co 10.750% due 07/15/15 ~	75,000	80,063
Toys R Us Property Co I LLC 10.750% due 07/15/17	100,000	114,000
Toys R Us Property Co II LLC 8.500% due 12/01/17	25,000	27,000
Travelport LLC/Travelport Inc 9.000% due 03/01/16	100,000	93,375
TRW Automotive Inc 8.875% due 12/01/17 ~	100,000	112,500
Universal City Development Partners Ltd 8.875% due 11/15/15	100,000	109,375
Univision Communications Inc
7.875% due 11/01/20 ~	100,000	106,250
8.500% due 05/15/21 ~	50,000	52,000
Videotron Ltee (Canada) 9.125% due 04/15/18	100,000	112,750
Virgin Media Finance PLC (United Kingdom) 9.500% due 08/15/16	100,000	114,250
Visant Corp 10.000% due 10/01/17	20,000	21,700
Wendy’s/Arby’s Restaurants LLC 10.000% due 07/15/16	50,000	55,250
WMG Acquisition Corp 9.500% due 06/15/16	100,000	106,250
Wyndham Worldwide Corp 5.750% due 02/01/18	100,000	103,595
Wynn Las Vegas LLC 7.750% due 08/15/20	155,000	165,075
XM Satellite Radio Inc 13.000% due 08/01/13 ~	175,000	208,687

		11,703,113

Consumer Staples - 4.1%

Blue Merger Sub Inc 7.625% due 02/15/19 ~	100,000	101,875
Bumble Bee Acquisition Corp 9.000% due 12/15/17 ~	25,000	26,125
Central Garden & Pet Co 8.250% due 03/01/18	50,000	52,625
Constellation Brands Inc 7.250% due 05/15/17	100,000	109,000
Cott Beverages Inc 8.375% due 11/15/17	25,000	26,813
Dean Foods Co 9.750% due 12/15/18 ~	100,000	103,125
Diversey Inc 8.250% due 11/15/19	25,000	26,938
Dole Food Co Inc 8.000% due 10/01/16 ~	100,000	106,625
NBTY Inc 9.000% due 10/01/18 ~	50,000	54,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp
8.250% due 09/01/17	100,000	105,000
9.250% due 04/01/15	25,000	26,219
Reddy Ice Corp 11.250% due 03/15/15	50,000	52,375
Revlon Consumer Products Corp 9.750% due 11/15/15	50,000	54,375
Reynolds Group Issuer Inc
6.875% due 02/15/21 ~	150,000	151,875
7.750% due 10/15/16 ~	100,000	106,250
8.250% due 02/15/21 ~	100,000	99,500
9.000% due 04/15/19 ~	100,000	104,000
Rite Aid Corp
8.000% due 08/15/20	100,000	106,375
9.500% due 06/15/17	150,000	135,562
10.250% due 10/15/19	50,000	54,937
Smithfield Foods Inc 10.000% due 07/15/14	54,000	63,855
Spectrum Brands Holdings Inc 9.500% due 06/15/18 ~	50,000	55,375
Stater Brothers Holdings Inc 7.375% due 11/15/18 ~	50,000	52,125
SUPERVALU Inc 8.000% due 05/01/16	250,000	251,250
Susser Holdings LLC 8.500% due 05/15/16	25,000	27,187
Tyson Foods Inc 6.850% due 04/01/16	150,000	168,375

		2,222,261

Energy - 10.3%

ATP Oil & Gas Corp 11.875% due 05/01/15	135,000	142,425
Berry Petroleum Co 6.750% due 11/01/20	50,000	51,687
Brigham Exploration Co 8.750% due 10/01/18 ~	30,000	33,450
Chaparral Energy Inc 9.875% due 10/01/20 ~	50,000	55,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Chesapeake Energy Corp 6.500% due 08/15/17	$500,000	$543,125
Cie Generale de Geophysique-Veritas (France) 9.500% due 05/15/16	125,000	140,000
Cloud Peak Energy Resources LLC 8.250% due 12/15/17	25,000	27,375
Concho Resources Inc 7.000% due 01/15/21	30,000	31,650
CONSOL Energy Inc
8.000% due 04/01/17	135,000	148,500
8.250% due 04/01/20	75,000	83,531
Continental Resources Inc
7.125% due 04/01/21	10,000	10,675
7.375% due 10/01/20	25,000	27,000
Copano Energy LLC 7.750% due 06/01/18	50,000	52,500
Crosstex Energy LP 8.875% due 02/15/18	5,000	5,475
Denbury Resources Inc 8.250% due 02/15/20	110,000	123,475
El Paso Corp 7.000% due 06/15/17	250,000	280,823
El Paso Pipeline Partners Operating Co LLC 7.500% due 11/15/40	50,000	56,968
Energy Transfer Equity 7.500% due 10/15/20	95,000	103,787
Energy XXI Gulf Coast Inc 9.250% due 12/15/17 ~	100,000	107,250
Enterprise Products Operating LLC 7.034% due 01/15/68 §	100,000	103,889
EXCO Resources Inc 7.500% due 09/15/18	35,000	35,700
Expro Finance Luxembourg SCA (Luxembourg) 8.500% due 12/15/16 ~	50,000	49,750
Forest Oil Corp 8.500% due 02/15/14	100,000	112,000
Frac Tech Services LLC 7.125% due 11/15/18 ~	25,000	25,688
Hilcorp Energy I LP 7.625% due 04/15/21 ~	100,000	105,250
Holly Corp 9.875% due 06/15/17	25,000	28,375
Hornbeck Offshore Services Inc 6.125% due 12/01/14	100,000	101,125
Inergy LP 7.000% due 10/01/18 ~	115,000	120,175
International Coal Group Inc 9.125% due 04/01/18	15,000	17,100
Kinder Morgan Finance Co LLC (Canada) 5.700% due 01/05/16	100,000	105,375
Linn Energy LLC 8.625% due 04/15/20 ~	175,000	195,125
MarkWest Energy Partners LP 6.500% due 08/15/21	50,000	50,063
Massey Energy Co 6.875% due 12/15/13	75,000	76,875
Newfield Exploration Co 6.875% due 02/01/20	100,000	106,000
NGPL PipeCo LLC 7.119% due 12/15/17 ~	100,000	111,709
Offshore Group Investments Ltd (Cayman) 11.500% due 08/01/15	100,000	111,500
Parker Drilling Co 9.125% due 04/01/18	10,000	10,800
Patriot Coal Corp 8.250% due 04/30/18	10,000	10,700
Peabody Energy Corp 7.375% due 11/01/16	100,000	111,500
Penn Virginia Resource Partners LP 8.250% due 04/15/18	25,000	26,875
Petrohawk Energy Corp
7.250% due 08/15/18	45,000	46,575
7.875% due 06/01/15	150,000	159,750
Pioneer Natural Resources Co 7.500% due 01/15/20	100,000	113,005
Plains Exploration & Production Co 7.750% due 06/15/15	250,000	262,187
Precision Drilling Corp (Canada) 6.625% due 11/15/20 ~	100,000	103,250
Pride International Inc
6.875% due 08/15/20	30,000	34,163
8.500% due 06/15/19	125,000	155,000
QEP Resources Inc 6.875% due 03/01/21	100,000	105,500
Quicksilver Resources Inc 11.750% due 01/01/16	100,000	117,000
Range Resources Corp 6.750% due 08/01/20	100,000	107,000
Regency Energy Partners LP 6.875% due 12/01/18	100,000	107,000
Sabine Pass LNG LP 7.500% due 11/30/16	200,000	206,500
SandRidge Energy Inc 8.750% due 01/15/20	150,000	164,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp 7.875% due 10/15/18 ~	100,000	106,000
Teekay Corp 8.500% due 01/15/20	25,000	27,219
Tesoro Corp 6.500% due 06/01/17	100,000	103,500
Whiting Petroleum Corp 6.500% due 10/01/18	25,000	26,000

		5,584,919

Financials - 13.1%

Ally Financial Inc
4.500% due 02/11/14	100,000	100,250
8.000% due 03/15/20	300,000	327,375
8.300% due 02/12/15	75,000	82,406
American General Finance Corp
5.375% due 10/01/12	125,000	123,594
5.850% due 06/01/13	100,000	98,250
Arch Western Finance LLC 6.750% due 07/01/13	47,000	47,705
CB Richard Ellis Services Inc 6.625% due 10/15/20	100,000	103,500
CIT Group Inc
5.250% due 04/01/14 ~	200,000	201,226
6.625% due 04/01/18 ~	100,000	101,434
7.000% due 05/01/13	93,869	95,864
7.000% due 05/01/14	143,343	146,389
7.000% due 05/01/15	43,343	43,831
7.000% due 05/01/16	172,238	172,884
7.000% due 05/01/17	301,134	302,263
Citigroup Capital XXI 8.300% due 12/21/57 §	200,000	209,000
Developers Diversified Realty Corp 9.625% due 03/15/16	100,000	121,750
Felcor Lodging LP 10.000% due 10/01/14	50,000	57,375
First Data Corp
8.250% due 01/15/21 ~	112,000	112,280
8.875% due 08/15/20 ~	100,000	110,250
9.875% due 09/24/15	26,000	26,780
10.550% due 09/24/15	100,000	104,125
11.250% due 03/31/16	100,000	100,125
12.625% due 01/15/21 ~	112,000	122,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Ford Motor Credit Co LLC
5.750% due 02/01/21	$100,000	$98,786
7.000% due 10/01/13	250,000	269,836
7.000% due 04/15/15	400,000	432,742
8.125% due 01/15/20	100,000	114,581
General Motors Acceptance Corp
6.750% due 12/01/14	150,000	157,489
6.875% due 08/28/12	100,000	105,026
7.500% due 12/31/13	100,000	108,625
8.000% due 12/31/18	100,000	108,375
8.000% due 11/01/31	175,000	192,084
GenOn Escrow Corp 9.500% due 10/15/18 ~	45,000	47,025
Genworth Financial Inc 6.150% due 11/15/66 §	50,000	39,875
Host Hotels & Resorts LP 6.750% due 06/01/16	155,000	160,619
iStar Financial Inc 8.625% due 06/01/13	100,000	102,500
Leucadia National Corp 8.125% due 09/15/15	100,000	111,000
Liberty Mutual Group Inc 10.750% due 06/15/88 § ~	125,000	163,750
National Money Mart Co (Canada) 10.375% due 12/15/16	50,000	56,000
Nuveen Investments Inc 10.500% due 11/15/15	50,000	51,625
Omega Healthcare Investors Inc 6.750% due 10/15/22 ~	100,000	102,625
PHH Corp 9.250% due 03/01/16	100,000	109,250
Pinafore LLC 9.000% due 10/01/18 ~	55,000	59,950
Provident Funding Associates 10.250% due 04/15/17 ~	25,000	28,000
RBS Global Inc/Rexnord LLC 8.500% due 05/01/18	125,000	135,625
Realogy Corp 11.500% due 04/15/17 ~	100,000	103,750
Regions Financial Corp
7.375% due 12/10/37	100,000	98,250
7.750% due 11/10/14	100,000	108,085
Residential Capital LLC 9.625% due 05/15/15	250,000	253,437
SMFG Preferred Capital USD 3 Ltd (Cayman) 9.500% § ± ~	75,000	88,500
Springleaf Finance Corp 6.900% due 12/15/17	100,000	91,875
The Rouse Co LP 6.750% due 11/09/15	100,000	104,500
The Royal Bank of Scotland Group PLC (United Kingdom)
5.000% due 11/12/13	50,000	51,170
7.640% § ±	100,000	80,000
7.648% § ±	50,000	47,000
Trans Union LLC 11.375% due 06/15/18 ~	50,000	57,375
Universal Health Services Inc 7.000% due 10/01/18 ~	15,000	15,563
UPCB Finance III Ltd (Cayman) 6.625% due 07/01/20 ~	100,000	98,500
Weyerhaeuser Co
6.750% due 03/15/12	75,000	78,857
7.375% due 03/15/32	100,000	105,735

		7,048,721

Health Care - 7.4%

Alere Inc 9.000% due 05/15/16	200,000	214,000
Apria Healthcare Group Inc
11.250% due 11/01/14	50,000	54,125
12.375% due 11/01/14	100,000	109,125
Biomet Inc
10.000% due 10/15/17	100,000	110,125
11.625% due 10/15/17	150,000	168,000
Boston Scientific Corp 6.400% due 06/15/16	200,000	217,964
CHS/Community Health Systems Inc 8.875% due 07/15/15	250,000	264,375
ConvaTec Healthcare SA (Luxembourg) 10.500% due 12/15/18 ~	50,000	52,750
DaVita Inc 6.625% due 11/01/20	150,000	152,625
DJO Finance LLC 10.875% due 11/15/14	75,000	82,125
Elan Finance Corp PLC (Ireland) 8.750% due 10/15/16 ~	100,000	106,625
Fresenius Medical Care US Finance Inc 5.750% due 02/15/21 ~	100,000	97,375
Giant Funding Corp 8.250% due 02/01/18 ~	100,000	103,125
HCA Holdings Inc 7.750% due 05/15/21 ~	100,000	104,750
HCA Inc
6.375% due 01/15/15	250,000	256,250
6.500% due 02/15/16	100,000	102,250
7.250% due 09/15/20	200,000	215,000
9.250% due 11/15/16	300,000	324,375
Health Net Inc 6.375% due 06/01/17	100,000	103,750
HealthSouth Corp 10.750% due 06/15/16	75,000	80,250
LifePoint Hospitals Inc 6.625% due 10/01/20 ~	50,000	51,500
Multiplan Inc 9.875% due 09/01/18 ~	25,000	26,875
Mylan Inc 7.875% due 07/15/20 ~	100,000	109,250
Omnicare Inc 6.125% due 06/01/13	81,000	81,709
Phibro Animal Health Corp 9.250% due 07/01/18 ~	25,000	26,813
Quintiles Transnational Corp 9.500% due 12/30/14 ~	45,000	46,125
Talecris Biotherapeutics Holdings Corp 7.750% due 11/15/16	25,000	27,563
Tenet Healthcare Corp
8.000% due 08/01/20	100,000	104,750
8.875% due 07/01/19	150,000	171,750
Valeant Pharmaceuticals International Inc
6.750% due 10/01/17 ~	100,000	99,000
7.000% due 10/01/20 ~	10,000	9,750
7.250% due 07/15/22 ~	100,000	97,250
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	50,000	51,437
Vanguard Health Systems Inc 0.000% due 02/01/16 ~	100,000	64,000
Warner Chilcott Co LLC 7.750% due 09/15/18 ~	100,000	105,250

		3,991,986

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Industrials - 8.8%

Air Canada (Canada) 9.250% due 08/01/15 ~	$5,000	$5,238
American Airlines Inc
7.500% due 03/15/16 ~	100,000	99,375
10.500% due 10/15/12	100,000	109,250
Aquilex Holdings/Aquilex Finance 11.125% due 12/15/16	25,000	26,531
Ashtead Capital Inc 9.000% due 08/15/16 ~	100,000	105,750
Avis Budget Car Rental LLC 7.750% due 05/15/16	50,000	51,813
BE Aerospace Inc 6.875% due 10/01/20	125,000	130,000
Bombardier Inc (Canada) 7.750% due 03/15/20 ~	200,000	218,250
Case New Holland Inc
7.750% due 09/01/13	100,000	109,375
7.875% due 12/01/17 ~	100,000	111,625
Cenveo Corp 8.875% due 02/01/18	100,000	100,750
Ceridian Corp 11.250% due 11/15/15	100,000	104,500
Colt Defense LLC 8.750% due 11/15/17 ~	25,000	20,500
Continental Airlines Inc 6.750% due 09/15/15 ~	50,000	50,688
Corrections Corp of America 6.750% due 01/31/14	100,000	102,125
Delta Air Lines Inc 9.500% due 09/15/14 ~	90,000	96,075
DynCorp International Inc 10.375% due 07/01/17 ~	50,000	54,375
EnergySolutions Inc 10.750% due 08/15/18 ~	25,000	27,875
Huntington Ingalls Industries Inc 7.125% due 03/15/21 ~	50,000	52,375
International Lease Finance Corp
6.375% due 03/25/13	100,000	104,000
6.625% due 11/15/13	200,000	208,000
8.875% due 09/15/15 ~	100,000	110,250
9.000% due 03/15/17 ~	200,000	225,500
Iron Mountain Inc 8.375% due 08/15/21	80,000	87,000
JMC Steel Group 8.250% due 03/15/18 ~	50,000	51,375
L-3 Communications Corp 6.375% due 10/15/15	250,000	258,750
Marquette Transportation Co 10.875% due 01/15/17 ~	25,000	26,188
Masco Corp
6.125% due 10/03/16	150,000	153,816
7.125% due 03/15/20	100,000	103,521
McJunkin Red Man Corp 9.500% due 12/15/16 ~	60,000	61,050
Mueller Water Products Inc 8.750% due 09/01/20	50,000	55,875
Navios Martime Holdings Inc 8.875% due 11/01/17	25,000	27,219
Navistar International Corp 8.250% due 11/01/21	15,000	16,706
Nielsen Finance LLC 7.750% due 10/15/18 ~	100,000	107,750
Nortek Inc 11.000% due 12/01/13	100,000	106,250
Novelis Inc (Canada) 8.750% due 12/15/20 ~	200,000	221,000
Oshkosh Corp 8.500% due 03/01/20	25,000	28,156
Ply Gem Industries Inc 8.250% due 02/15/18 ~	100,000	103,250
Polypore International Inc 7.500% due 11/15/17 ~	25,000	26,375
RailAmerica Inc 9.250% due 07/01/17	40,000	44,450
RSC Equipment Rental Inc 9.500% due 12/01/14	61,000	64,202
Spirit Aerosystems Inc 6.750% due 12/15/20	25,000	25,688
SPX Corp 6.875% due 09/01/17 ~	100,000	108,000
Terex Corp 8.000% due 11/15/17	100,000	105,875
The Hertz Corp
6.750% due 04/15/19 ~	100,000	99,625
7.500% due 10/15/18 ~	50,000	52,000
8.875% due 01/01/14	55,000	56,650
The Manitowoc Co Inc 8.500% due 11/01/20	50,000	53,875
TransDigm Inc 7.750% due 12/15/18 ~	50,000	53,937
Trimas Corp 9.750% due 12/15/17	45,000	49,781
United Air Lines Inc 9.875% due 08/01/13 ~	135,000	143,269
United Rentals North America Inc 9.250% due 12/15/19	100,000	111,750
USG Corp 8.375% due 10/15/18 ~	100,000	105,000
Western Express Inc 12.500% due 04/15/15 ~	25,000	24,250

		4,756,853

Information Technology - 3.6%

Advanced Micro Devices Inc 8.125% due 12/15/17	10,000	10,450
Amkor Technology Inc 7.375% due 05/01/18	25,000	26,000
CDW LLC/CDW Finance Corp 11.000% due 10/12/15	100,000	109,000
CommScope Inc 8.250% due 01/15/19 ~	100,000	105,000
Equinix Inc 8.125% due 03/01/18	50,000	54,375
Fidelity National Information Services Inc 7.625% due 07/15/17	50,000	54,438
Freescale Semiconductor Inc
8.875% due 12/15/14	100,000	104,125
9.250% due 04/15/18 ~	200,000	220,000
10.750% due 08/01/20 ~	100,000	112,750
GXS Worldwide Inc 9.750% due 06/15/15	55,000	56,237
Jabil Circuit Inc 5.625% due 12/15/20	100,000	99,875
JDA Software Group Inc 8.000% due 12/15/14	25,000	27,500
NXP BV (Netherlands)
9.500% due 10/15/15	75,000	79,875
9.750% due 08/01/18 ~	150,000	168,750
ProQuest LLC 9.000% due 10/15/18 ~	50,000	51,750
Sanmina-SCI Corp 8.125% due 03/01/16	100,000	104,000
Seagate Technology HDD Holdings (Cayman) 6.800% due 10/01/16	100,000	105,375
Sorenson Communications Inc 10.500% due 02/01/15 ~	50,000	37,500
STATS ChipPAC Ltd (Singapore) 7.500% due 08/12/15 ~	100,000	109,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SunGard Data Systems Inc
7.375% due 11/15/18 ~	$150,000	$154,125
10.250% due 08/15/15	100,000	105,250
ViaSat Inc 8.875% due 09/15/16	25,000	26,906

		1,922,781

Materials - 7.2%

ABI Escrow Corp 10.250% due 10/15/18 ~	50,000	55,500
Associated Materials LLC 9.125% due 11/01/17 ~	100,000	107,250
Ball Corp 7.125% due 09/01/16	125,000	137,344
Berry Plastics Corp 9.750% due 01/15/21 ~	100,000	99,500
Boise Paper Holdings LLC 9.000% due 11/01/17	15,000	16,725
Building Materials Corp of America 6.875% due 08/15/18 ~	100,000	102,750
Celanese US Holdings LLC 6.625% due 10/15/18 ~	5,000	5,163
CF Industries Inc 6.875% due 05/01/18	100,000	112,500
Crown Americas LLC 6.250% due 02/01/21 ~	100,000	102,250
Domtar Corp 10.750% due 06/01/17	100,000	125,500
Drummond Co Inc 9.000% due 10/15/14 ~	25,000	26,625
Edgen Murray Corp 12.250% due 01/15/15	25,000	24,656
FMG Resources August 2006 Property Ltd (Australia) 7.000% due 11/01/15 ~	200,000	208,500
Georgia Gulf Corp 9.000% due 01/15/17 ~	80,000	88,000
Georgia-Pacific LLC 8.250% due 05/01/16 ~	250,000	283,125
Graham Packaging Co LP 8.250% due 10/01/18	10,000	10,775
Graphic Packaging International Inc
7.875% due 10/01/18	5,000	5,381
9.500% due 06/15/17	50,000	55,750
Hanson Ltd (United Kingdom) 6.125% due 08/15/16	125,000	130,625
Hexion U.S. Finance Corp 8.875% due 02/01/18	85,000	90,313
Huntsman International LLC
8.625% due 03/15/20	25,000	27,375
8.625% due 03/15/21 ~	100,000	109,500
Ineos Group Holdings PLC (United Kingdom) 8.500% due 02/15/16 ~	75,000	76,031
Koppers Inc 7.875% due 12/01/19	10,000	10,900
Lyondell Chemical Co
8.000% due 11/01/17 ~	112,000	123,760
11.000% due 05/01/18	200,000	225,500
MeadWestvaco Corp 7.375% due 09/01/19	125,000	134,591
Momentive Performance Materials Inc 9.000% due 01/15/21 ~	100,000	103,625
Murray Energy Corp 10.250% due 10/15/15 ~	100,000	108,000
Nalco Co 8.250% due 05/15/17	100,000	109,750
NewPage Corp 11.375% due 12/31/14	100,000	100,625
Nova Chemicals Corp (Canada) 8.375% due 11/01/16	50,000	55,125
Owens-Brockway Glass Container Inc 7.375% due 05/15/16	70,000	77,088
PE Paper Escrow GmbH (Austria) 12.000% due 08/01/14 ~	100,000	115,160
PolyOne Corp 7.375% due 09/15/20	10,000	10,550
Sealed Air Corp 5.625% due 07/15/13 ~	100,000	104,805
Solutia Inc 8.750% due 11/01/17	45,000	49,725
Steel Dynamics Inc 7.375% due 11/01/12	100,000	107,000
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	95,250
Texas Industries Inc 9.250% due 08/15/20	35,000	37,975
United States Steel Corp 7.000% due 02/01/18	100,000	104,375
Verso Paper Holdings LLC/Verso Paper Inc 8.750% due 02/01/19 ~	100,000	104,500
Vulcan Materials Co 6.400% due 11/30/17	100,000	100,278

		3,879,720

Telecommunication Services - 8.9%

Avaya Inc
7.000% due 04/01/19 ~	50,000	49,000
9.750% due 11/01/15	50,000	51,063
Cincinnati Bell Inc
8.375% due 10/15/20	100,000	98,500
8.750% due 03/15/18	100,000	94,875
Citizens Communications Co 9.000% due 08/15/31	100,000	102,750
Clearwire Communications LLC 12.000% due 12/01/15 ~	230,000	249,550
Cricket Communications Inc
7.750% due 05/15/16	125,000	133,437
7.750% due 10/15/20	125,000	126,250
Crown Castle International Corp 7.125% due 11/01/19	100,000	105,250
Frontier Communications Corp
8.250% due 05/01/14	250,000	278,750
8.500% due 04/15/20	100,000	108,875
Global Crossing Ltd (Bermuda) 12.000% due 09/15/15	100,000	114,500
Integra Telecom Holdings Inc 10.750% due 04/15/16 ~	10,000	10,788
Intelsat Jackson Holdings SA (Luxembourg)
7.250% due 04/01/19 ~	200,000	201,250
7.500% due 04/01/21 ~	100,000	100,750
9.500% due 06/15/16	200,000	212,000
11.250% due 06/15/16	400,000	428,500
Intelsat Luxembourg SA (Luxembourg) 11.250% due 02/04/17	350,000	384,125
Level 3 Financing Inc 9.250% due 11/01/14	300,000	308,250
MetroPCS Wireless Inc 7.875% due 09/01/18	100,000	107,500
PAETEC Holding Corp 9.875% due 12/01/18 ~	50,000	53,000
Qwest Communications International Inc 7.125% due 04/01/18	150,000	162,562
SBA Telecommunications Inc 8.000% due 08/15/16	100,000	109,375
Sprint Capital Corp 8.750% due 03/15/32	100,000	106,875
Sprint Nextel Corp
6.000% due 12/01/16	500,000	504,375
8.375% due 08/15/17	175,000	195,781

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
Telcordia Technologies Inc 11.000% due 05/01/18 ~	$25,000	$27,938
Telesat LLC (Canada) 11.000% due 11/01/15	75,000	83,906
West Corp 7.875% due 01/15/19 ~	75,000	76,594
Windstream Corp
7.500% due 04/01/23 ~	100,000	99,000
7.750% due 10/15/20 ~	100,000	103,250

		4,788,619

Utilities - 5.6%

AmeriGas Partners LP 6.500% due 05/20/21	100,000	102,750
Calpine Construction Finance Co LP 8.000% due 06/01/16 ~	100,000	109,500
Calpine Corp
7.250% due 10/15/17 ~	100,000	104,500
7.500% due 02/15/21 ~	250,000	260,000
CMS Energy Corp 8.750% due 06/15/19	25,000	29,932
Dubai Electricity & Water Authority (United Arab Emirates) 7.375% due 10/21/20 ~	150,000	145,989
Dynegy Holdings Inc 7.750% due 06/01/19	350,000	273,438
Edison Mission Energy 7.000% due 05/15/17	300,000	242,250
Energy Future Holdings Corp 11.250% due 11/01/17	21,200	17,649
Energy Future Intermediate Holding Co LLC 10.000% due 12/01/20	46,000	48,933
Ferrellgas LP 6.500% due 05/01/21 ~	100,000	97,500
Israel Electric Corp Ltd (Israel) 7.250% due 01/15/19 ~	200,000	212,588
NRG Energy Inc
7.375% due 02/01/16	250,000	259,375
7.625% due 01/15/18 ~	100,000	103,875
RRI Energy Inc 7.625% due 06/15/14	250,000	260,000
Texas Competitive Electric Holdings Co LLC 10.250% due 11/01/15	500,000	295,000
The AES Corp 8.000% due 10/15/17	250,000	270,000
Wind Acquisition Finance SA (Luxembourg)
7.250% due 02/15/18 ~	100,000	104,750
11.750% due 07/15/17 ~	90,000	103,950

		3,041,979

Total Corporate Bonds & Notes
(Cost $45,727,001)		48,940,952

	Shares
SHORT-TERM INVESTMENT - 24.2%

Money Market Fund - 24.2%

Federated Prime Obligations Fund	13,054,729	13,054,729

Total Short-Term Investment
(Cost $13,054,729)		13,054,729

TOTAL INVESTMENTS - 114.9%
(Cost $58,781,730)		61,995,681

OTHER ASSETS & LIABILITIES, NET - (14.9%)		(8,026,381)

NET ASSETS - 100.0%		$53,969,300

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Corporate Bonds & Notes	$48,940,952	$-	$48,940,952	$-
	Short-Term Investment	13,054,729	13,054,729	-	-

	Total	$61,995,681	$13,054,729	$48,940,952	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.3%

Consumer Discretionary - 13.8%

Aaron’s Inc	391	$9,916
Abercrombie & Fitch Co ‘A’	731	42,910
Advance Auto Parts Inc	887	58,205
Aeropostale Inc *	984	23,931
Amazon.com Inc *	3,793	683,233
American Eagle Outfitters Inc	503	7,993
Apollo Group Inc ‘A’ *	1,331	55,516
Autoliv Inc	320	23,754
AutoNation Inc *	215	7,604
AutoZone Inc *	267	73,040
Bally Technologies Inc *	599	22,672
Bed Bath & Beyond Inc *	2,866	138,342
Best Buy Co Inc	3,559	102,214
Big Lots Inc *	840	36,481
BorgWarner Inc *	1,101	87,739
Brinker International Inc	919	23,251
Career Education Corp *	650	14,768
CarMax Inc *	2,394	76,847
Carnival Corp (Panama)	1,758	67,437
CBS Corp ‘B’	918	22,987
Chico’s FAS Inc	1,964	29,264
Chipotle Mexican Grill Inc *	346	94,240
Choice Hotels International Inc	13	505
Coach Inc	3,309	172,200
Darden Restaurants Inc	1,509	74,137
DeVry Inc	684	37,668
Dick’s Sporting Goods Inc *	963	38,501
DIRECTV ‘A’ *	8,379	392,137
Discovery Communications Inc ‘A’ *	2,221	88,618
Dollar General Corp *	779	24,422
Dollar Tree Inc *	1,365	75,785
DreamWorks Animation SKG Inc ‘A’ *	833	23,266
Education Management Corp *	220	4,607
Expedia Inc	971	22,003
Family Dollar Stores Inc	1,358	69,692
Federal-Mogul Corp *	54	1,345
Ford Motor Co *	39,780	593,120
Fortune Brands Inc	188	11,635
Fossil Inc *	542	50,758
Garmin Ltd (Switzerland)	80	2,709
Gentex Corp	1,552	46,948
Guess? Inc	719	28,293
H&R Block Inc	1,401	23,453
Hanesbrands Inc *	989	26,743
Harley-Davidson Inc	2,576	109,454
Harman International Industries Inc	335	15,685
Hasbro Inc	1,325	62,063
Hillenbrand Inc	640	13,760
International Game Technology	3,266	53,007
International Speedway Corp ‘A’	116	3,457
ITT Educational Services Inc *	311	22,439
J.C. Penney Co Inc	864	31,026
John Wiley & Sons Inc ‘A’	475	24,149
Johnson Controls Inc	6,878	285,918
Kohl’s Corp	2,331	123,636
Lamar Advertising Co ‘A’ *	115	4,248
Las Vegas Sands Corp *	3,772	159,254
Lear Corp	344	16,811
Leggett & Platt Inc	966	23,667
Limited Brands Inc	2,931	96,371
LKQ Corp *	1,585	38,198
Lowe’s Cos Inc	11,923	315,125
Macy’s Inc	435	10,553
Madison Square Garden Inc ‘A’ *	184	4,966
Marriott International Inc ‘A’	2,970	105,673
Mattel Inc	2,303	57,414
McDonald’s Corp	11,666	887,666
Meredith Corp	142	4,817
MGM Resorts International *	476	6,259
Mohawk Industries Inc *	66	4,036
Morningstar Inc	239	13,953
Netflix Inc *	437	103,713
News Corp ‘A’	5,105	89,644
Nike Inc ‘B’	3,902	295,381
Nordstrom Inc	1,792	80,425
NVR Inc *	65	49,140
O’Reilly Automotive Inc *	1,476	84,811
Office Depot Inc *	345	1,597
Omnicom Group Inc	2,483	121,816
Panera Bread Co ‘A’ *	305	38,735
PetSmart Inc	1,299	53,194
Phillips-Van Heusen Corp	624	40,579
Polo Ralph Lauren Corp	600	74,190
priceline.com Inc *	514	260,310
Regal Entertainment Group ‘A’	200	2,700
Ross Stores Inc	1,344	95,585
Royal Caribbean Cruises Ltd * (Liberia)	530	21,868
Scripps Networks Interactive Inc ‘A’	990	49,589
Sirius XM Radio Inc *	41,743	69,293
Staples Inc	7,927	153,942
Starbucks Corp	8,079	298,519
Starwood Hotels & Resorts Worldwide Inc	2,069	120,250
Strayer Education Inc	141	18,399
Target Corp	7,516	375,875
Tempur-Pedic International Inc *	755	38,248
Tesla Motors Inc *	89	2,465
The Gap Inc	4,161	94,288
The Goodyear Tire & Rubber Co *	2,614	39,158
The Home Depot Inc	18,363	680,533
The Interpublic Group of Cos Inc	5,288	66,470
The McGraw-Hill Cos Inc	2,430	95,742
The TJX Cos Inc	4,423	219,956
Thomson Reuters Corp (NYSE) (Canada)	1,333	52,307
Thor Industries Inc	337	11,246
Tiffany & Co	1,352	83,067
Time Warner Inc	2,580	92,106
Tractor Supply Co	788	47,170
TRW Automotive Holdings Corp *	582	32,057
Tupperware Brands Corp	680	40,603
Urban Outfitters Inc *	1,279	38,153
Viacom Inc ‘B’	1,303	60,615
Weight Watchers International Inc	340	23,834
Wendy’s/Arby’s Group Inc ‘A’	1,159	5,830
Whirlpool Corp	356	30,388
Williams-Sonoma Inc	1,033	41,836
WMS Industries Inc *	600	21,210
Wynn Resorts Ltd	826	105,108
Yum! Brands Inc	5,068	260,394

		10,686,833

Consumer Staples - 9.1%

Alberto-Culver Co	195	7,268
Altria Group Inc	13,165	342,685
Avon Products Inc	4,670	126,277
BJ’s Wholesale Club Inc *	54	2,636
Brown-Forman Corp ‘B’	867	59,216
Campbell Soup Co	1,125	37,249
Church & Dwight Co Inc	770	61,092
Coca-Cola Enterprises Inc	2,252	61,480
Colgate-Palmolive Co	4,451	359,463
ConAgra Foods Inc	454	10,782
Costco Wholesale Corp	4,776	350,176
CVS Caremark Corp	1,638	56,216
Dr Pepper Snapple Group Inc	759	28,204
Flowers Foods Inc	280	7,624
General Mills Inc	4,287	156,690

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Green Mountain Coffee Roasters Inc *	1,199	$77,467
H.J. Heinz Co	1,395	68,104
Hansen Natural Corp *	605	36,439
Herbalife Ltd (Cayman)	659	53,616
Kellogg Co	2,509	135,436
Kimberly-Clark Corp	3,554	231,970
McCormick & Co Inc	715	34,198
Mead Johnson Nutrition Co	312	18,074
PepsiCo Inc	10,055	647,642
Philip Morris International Inc	16,909	1,109,738
Sara Lee Corp	4,743	83,809
Sysco Corp	6,414	177,668
The Clorox Co	1,454	101,882
The Coca-Cola Co	17,040	1,130,604
The Estee Lauder Cos Inc ‘A’	1,205	116,114
The Hershey Co	988	53,698
The Kroger Co	353	8,461
The Procter & Gamble Co	1,888	116,301
Wal-Mart Stores Inc	12,692	660,619
Walgreen Co	9,145	367,080
Whole Foods Market Inc	1,534	101,091

		6,997,069

Energy - 11.6%

Alpha Natural Resources Inc *	155	9,202
Arch Coal Inc	1,260	45,410
Atwood Oceanics Inc *	108	5,014
Baker Hughes Inc	1,290	94,725
Cameron International Corp *	1,533	87,534
Chevron Corp	1,162	124,834
Cimarex Energy Co	918	105,790
Concho Resources Inc *	1,122	120,391
ConocoPhillips	6,181	493,615
CONSOL Energy Inc	1,127	60,441
Continental Resources Inc *	312	22,299
Core Laboratories NV (Netherlands)	493	50,370
Diamond Offshore Drilling Inc	242	18,803
Dresser-Rand Group Inc *	808	43,325
El Paso Corp	1,440	25,920
EOG Resources Inc	2,904	344,153
EQT Corp	1,488	74,251
EXCO Resources Inc	1,601	33,077
Exterran Holdings Inc *	45	1,068
Exxon Mobil Corp	50,795	4,273,383
FMC Technologies Inc *	1,326	125,281
Forest Oil Corp *	801	30,302
Frontline Ltd (Bermuda)	408	10,106
Halliburton Co	9,853	491,074
Holly Corp	342	20,780
Marathon Oil Corp	2,072	110,458
McDermott International Inc * (Panama)	1,992	50,577
Murphy Oil Corp	228	16,740
Nabors Industries Ltd * (Bermuda)	1,200	36,456
Occidental Petroleum Corp	1,787	186,724
Oil States International Inc *	25	1,904
Petrohawk Energy Corp *	2,362	57,963
Pride International Inc *	778	33,415
Quicksilver Resources Inc *	50	716
Range Resources Corp	1,748	102,188
Rowan Cos Inc *	172	7,599
SandRidge Energy Inc *	2,368	30,310
Schlumberger Ltd (Netherlands)	12,931	1,205,945
SM Energy Co	476	35,314
Southwestern Energy Co *	3,758	161,481
Superior Energy Services Inc *	50	2,050
The Williams Cos Inc	2,576	80,320
Ultra Petroleum Corp * (Canada)	1,629	80,228
Weatherford International Ltd * (Switzerland)	3,209	72,523
Whiting Petroleum Corp *	76	5,582

		8,989,641

Financials - 4.6%

ACE Ltd (Switzerland)	556	35,973
Affiliated Managers Group Inc *	555	60,700
Aflac Inc	4,811	253,925
AMB Property Corp REIT	146	5,252
American Express Co	11,372	514,014
Ameriprise Financial Inc	559	34,144
Aon Corp	626	33,153
Apartment Investment & Management Co ‘A’ REIT	585	14,900
Arch Capital Group Ltd * (Bermuda)	27	2,678
Arthur J. Gallagher & Co	258	7,846
AXIS Capital Holdings Ltd (Bermuda)	332	11,593
Bank of Hawaii Corp	151	7,221
BlackRock Inc	343	68,946
Brown & Brown Inc	609	15,712
Capitol Federal Financial Inc	20	225
CB Richard Ellis Group Inc ‘A’ *	3,047	81,355
CBOE Holdings Inc	49	1,420
Digital Realty Trust Inc REIT	938	54,535
Eaton Vance Corp	1,280	41,267
Endurance Specialty Holdings Ltd (Bermuda)	35	1,709
Equity Residential REIT	196	11,056
Erie Indemnity Co ‘A’	207	14,720
Essex Property Trust Inc REIT	134	16,616
Federal Realty Investment Trust REIT	402	32,787
Federated Investors Inc ‘B’	657	17,575
Franklin Resources Inc	1,611	201,504
General Growth Properties Inc REIT *	3,560	55,109
Genworth Financial Inc ‘A’ *	1,065	14,335
Green Dot Corp ‘A’ *	32	1,373
Greenhill & Co Inc	325	21,382
Hudson City Bancorp Inc	363	3,514
Interactive Brokers Group Inc ‘A’	123	1,955
IntercontinentalExchange Inc *	810	100,067
Invesco Ltd (Bermuda)	1,538	39,311
Janus Capital Group Inc	192	2,394
Jones Lang LaSalle Inc	456	45,481
Lazard Ltd ‘A’ (Bermuda)	997	41,455
LPL Investment Holdings Inc *	33	1,182
Marsh & McLennan Cos Inc	5,416	161,451
MetLife Inc	2,235	99,972
Moody’s Corp	2,203	74,704
Morgan Stanley	5,233	142,966
MSCI Inc ‘A’ *	1,195	44,000
Northern Trust Corp	1,047	53,135
NYSE Euronext	644	22,650
Plum Creek Timber Co Inc REIT	757	33,013
ProLogis REIT	357	5,705
Public Storage REIT	1,382	153,278
Rayonier Inc REIT	272	16,948
SEI Investments Co	1,656	39,545
Simon Property Group Inc REIT	2,196	235,323
T. Rowe Price Group Inc	2,814	186,906
TD Ameritrade Holding Corp	2,557	53,365
The Charles Schwab Corp	10,727	193,408
The Hartford Financial Services Group Inc	385	10,368
The Howard Hughes Corp *	261	18,437
The NASDAQ OMX Group Inc *	138	3,566
The St. Joe Co *	945	23,691
The Travelers Cos Inc	565	33,606
UDR Inc REIT	106	2,583
Validus Holdings Ltd (Bermuda)	68	2,266
Ventas Inc REIT	468	25,412
Vornado Realty Trust REIT	172	15,050
Waddell & Reed Financial Inc ‘A’	926	37,605

		3,557,337

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Health Care - 9.6%

Abbott Laboratories ‡	15,098	$740,557
Agilent Technologies Inc *	3,777	169,134
Alcon Inc (Switzerland)	757	125,291
Alere Inc *	233	9,120
Alexion Pharmaceuticals Inc *	983	97,002
Allergan Inc	3,296	234,082
Allscripts Healthcare Solutions Inc *	1,260	26,447
AmerisourceBergen Corp	3,082	121,924
Amylin Pharmaceuticals Inc *	1,660	18,874
Baxter International Inc	5,387	289,659
Becton Dickinson & Co	2,397	190,849
BioMarin Pharmaceutical Inc *	1,052	26,437
Brookdale Senior Living Inc *	127	3,556
C.R. Bard Inc	938	93,153
Cardinal Health Inc	1,351	55,567
CareFusion Corp *	410	11,562
Celgene Corp *	5,017	288,628
Cerner Corp *	737	81,954
Charles River Laboratories International Inc *	143	5,488
Community Health Systems Inc *	743	29,713
Covance Inc *	655	35,842
Covidien PLC (Ireland)	5,355	278,139
DaVita Inc *	1,039	88,845
Dendreon Corp *	1,577	59,027
DENTSPLY International Inc	1,594	58,962
Edwards Lifesciences Corp *	1,240	107,880
Eli Lilly & Co	2,500	87,925
Emdeon Inc ‘A’ *	279	4,495
Emergency Medical Services Corp ‘A’ *	307	19,522
Express Scripts Inc *	5,943	330,490
Gen-Probe Inc *	538	35,696
Genzyme Corp *	2,203	167,758
Gilead Sciences Inc *	8,625	366,045
Health Management Associates Inc ‘A’ *	2,821	30,749
Henry Schein Inc *	984	69,047
Hill-Rom Holdings Inc	598	22,712
Hospira Inc *	1,819	100,409
Human Genome Sciences Inc *	2,054	56,382
IDEXX Laboratories Inc *	638	49,266
Illumina Inc *	1,386	97,117
Intuitive Surgical Inc *	426	142,054
Johnson & Johnson	4,486	265,795
Kinetic Concepts Inc *	63	3,428
Laboratory Corp of America Holdings *	1,143	105,305
Life Technologies Corp *	1,390	72,864
Lincare Holdings Inc	1,113	33,012
McKesson Corp	1,200	94,860
Medco Health Solutions Inc *	4,385	246,262
MEDNAX Inc *	487	32,439
Medtronic Inc	9,185	361,430
Mettler-Toledo International Inc *	364	62,608
Mylan Inc *	3,917	88,798
Myriad Genetics Inc *	1,062	21,399
Omnicare Inc	125	3,749
Patterson Cos Inc	1,135	36,536
PerkinElmer Inc	610	16,025
Perrigo Co	871	69,262
Pharmaceutical Product Development Inc	1,148	31,811
Quest Diagnostics Inc	1,200	69,264
Regeneron Pharmaceuticals Inc *	783	35,188
ResMed Inc *	1,670	50,100
St. Jude Medical Inc	3,583	183,665
Stryker Corp	3,415	207,632
SXC Health Solutions Corp * (Canada)	667	36,552
Talecris Biotherapeutics Holdings Corp *	508	13,614
Techne Corp	421	30,144
Teleflex Inc	63	3,653
Tenet Healthcare Corp *	3,281	24,443
The Cooper Cos Inc	84	5,834
Thoratec Corp *	665	17,243
United Therapeutics Corp *	552	36,995
Universal Health Services Inc ‘B’	59	2,915
Varian Medical Systems Inc *	1,358	91,855
VCA Antech Inc *	962	24,223
Vertex Pharmaceuticals Inc *	2,213	106,069
Warner Chilcott PLC ‘A’ (Ireland)	1,021	23,769
Waters Corp *	993	86,292

		7,422,392

Industrials - 13.2%

3M Co	7,732	722,942
Aecom Technology Corp *	297	8,236
Alliant Techsystems Inc	337	23,816
AMETEK Inc	1,712	75,105
AMR Corp *	1,027	6,634
Armstrong World Industries Inc	11	509
Avery Dennison Corp	69	2,895
Bucyrus International Inc	806	73,709
C.H. Robinson Worldwide Inc	1,808	134,027
Carlisle Cos Inc	30	1,337
Caterpillar Inc	6,812	758,516
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	458	18,622
CNH Global NV * (Netherlands)	42	2,039
Con-way Inc	30	1,179
Cooper Industries PLC (Ireland)	1,829	118,702
Copa Holdings SA ‘A’ (Panama)	194	10,243
Copart Inc *	621	26,908
Corrections Corp of America *	187	4,563
Covanta Holding Corp	66	1,127
Cummins Inc	2,174	238,314
Danaher Corp	5,339	277,094
Deere & Co	4,348	421,278
Delta Air Lines Inc *	8,922	87,436
Donaldson Co Inc	841	51,545
Dover Corp	1,262	82,964
Eaton Corp	962	53,333
Emerson Electric Co	8,167	477,198
Expeditors International of Washington Inc	2,327	116,676
Fastenal Co	1,455	94,328
FedEx Corp	2,193	205,155
Flowserve Corp	514	66,203
Fluor Corp	112	8,250
FTI Consulting Inc *	384	14,719
Gardner Denver Inc	537	41,902
GATX Corp	117	4,523
General Cable Corp *	196	8,487
General Electric Co	26,860	538,543
Goodrich Corp	381	32,587
Graco Inc	684	31,115
Harsco Corp	74	2,612
Hertz Global Holdings Inc *	1,710	26,727
Honeywell International Inc	8,308	496,071
Hubbell Inc ‘B’	247	17,544
IDEX Corp	753	32,868
IHS Inc ‘A’ *	529	46,949
Illinois Tool Works Inc	4,778	256,674
Iron Mountain Inc	1,982	61,898
Jacobs Engineering Group Inc *	819	42,121
JB Hunt Transport Services Inc	989	44,920
Joy Global Inc	1,127	111,359
Kansas City Southern *	653	35,556
KAR Auction Services Inc *	16	245
KBR Inc	92	3,475
Kennametal Inc	633	24,687
Kirby Corp *	46	2,635
Landstar System Inc	519	23,708
Lennox International Inc	515	27,079

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Lincoln Electric Holdings Inc	465	$35,303
Lockheed Martin Corp	2,461	197,864
Masco Corp	1,101	15,326
MSC Industrial Direct Co Inc ‘A’	490	33,550
Navistar International Corp *	784	54,355
Nielsen Holdings NV * (Netherlands)	293	8,002
Oshkosh Corp *	1,000	35,380
Owens Corning *	704	25,337
PACCAR Inc	3,956	207,097
Pall Corp	1,256	72,358
Parker-Hannifin Corp	494	46,772
Pentair Inc	583	22,032
Pitney Bowes Inc	1,609	41,335
Precision Castparts Corp	1,541	226,804
Regal-Beloit Corp	354	26,136
Republic Services Inc	1,063	31,933
Robert Half International Inc	1,654	50,612
Rockwell Automation Inc	1,551	146,802
Rockwell Collins Inc	902	58,477
Roper Industries Inc	1,004	86,806
RR Donnelley & Sons Co	133	2,516
Ryder System Inc	289	14,623
Southwest Airlines Co	1,024	12,933
Spirit AeroSystems Holdings Inc ‘A’ *	162	4,159
SPX Corp	102	8,098
Stericycle Inc *	905	80,246
Textron Inc	1,527	41,825
The Babcock & Wilcox Co *	1,021	34,081
The Boeing Co	6,666	492,817
The Dun & Bradstreet Corp	553	44,373
The Manitowoc Co Inc	1,473	32,229
The Shaw Group Inc *	492	17,422
The Timken Co	689	36,035
The Toro Co	347	22,978
Thomas & Betts Corp *	82	4,877
Towers Watson & Co ‘A’	66	3,660
TransDigm Group Inc *	534	44,765
Tyco International Ltd (Switzerland)	773	34,607
Union Pacific Corp	683	67,159
United Continental Holdings Inc *	2,934	67,453
United Parcel Service Inc ‘B’	7,744	575,534
United Technologies Corp	9,248	782,843
USG Corp *	267	4,448
UTi Worldwide Inc (United Kingdom)	861	17,427
Valmont Industries Inc	248	25,884
Verisk Analytics Inc ‘A’ *	1,069	35,020
W.W. Grainger Inc	627	86,325
WABCO Holdings Inc *	698	43,025
Wabtec Corp	72	4,884
Waste Connections Inc	1,041	29,970
WESCO International Inc *	143	8,938

		10,203,322

Information Technology - 29.5%

Accenture PLC ‘A’ (Ireland)	6,628	364,341
Activision Blizzard Inc	1,430	15,687
Adobe Systems Inc *	5,707	189,244
Advanced Micro Devices Inc *	2,495	21,457
Akamai Technologies Inc *	1,950	74,100
Alliance Data Systems Corp *	582	49,988
Altera Corp	3,476	153,014
Amdocs Ltd * (United Kingdom)	610	17,599
Amphenol Corp ‘A’	1,901	103,395
Analog Devices Inc	3,248	127,906
ANSYS Inc *	993	53,811
Apple Inc *	9,868	3,438,505
Applied Materials Inc	14,564	227,490
Arrow Electronics Inc *	126	5,277
Atheros Communications Inc *	740	33,041
Atmel Corp *	4,473	60,967
Autodesk Inc *	2,508	110,628
Automatic Data Processing Inc	5,454	279,845
Avago Technologies Ltd (Singapore)	1,140	35,454
AVX Corp	29	432
BMC Software Inc *	1,991	99,032
Booz Allen Hamilton Holding Corp *	95	1,711
Broadcom Corp ‘A’	5,841	230,019
Broadridge Financial Solutions Inc	1,286	29,179
CA Inc	3,387	81,898
Cadence Design Systems Inc *	3,053	29,767
Ciena Corp *	1,040	26,998
Cisco Systems Inc	61,935	1,062,185
Citrix Systems Inc *	2,021	148,463
Cognizant Technology Solutions Corp ‘A’ *	3,246	264,224
Compuware Corp *	1,303	15,050
Corning Inc	2,170	44,767
Cree Inc *	1,166	53,823
Cypress Semiconductor Corp *	1,880	36,434
Dell Inc *	18,450	267,710
Diebold Inc	134	4,752
Dolby Laboratories Inc ‘A’ *	587	28,886
DST Systems Inc	404	21,339
eBay Inc *	4,751	147,471
Electronic Arts Inc *	3,341	65,250
EMC Corp *	22,291	591,826
Equinix Inc *	491	44,730
F5 Networks Inc *	857	87,902
FactSet Research Systems Inc	513	53,726
First Solar Inc *	593	95,378
Fiserv Inc *	1,096	68,741
FleetCor Technologies Inc *	100	3,266
FLIR Systems Inc	1,677	58,041
Gartner Inc *	817	34,044
Genpact Ltd * (Bermuda)	660	9,557
Global Payments Inc	885	43,294
Google Inc ‘A’ *	2,642	1,548,767
Harris Corp	1,397	69,291
Hewlett-Packard Co	23,754	973,201
IAC/InterActiveCorp *	291	8,989
Informatica Corp *	1,002	52,334
Ingram Micro Inc ‘A’ *	77	1,619
Intel Corp	41,271	832,436
International Business Machines Corp	13,906	2,267,651
Intersil Corp ‘A’	453	5,640
Intuit Inc *	3,046	161,743
Itron Inc *	406	22,915
Jabil Circuit Inc	1,435	29,317
JDS Uniphase Corp *	2,379	49,578
Juniper Networks Inc *	5,705	240,066
KLA-Tencor Corp	94	4,453
Lam Research Corp *	1,358	76,944
Lender Processing Services Inc	964	31,031
Linear Technology Corp	2,397	80,611
Marvell Technology Group Ltd * (Bermuda)	5,942	92,398
MasterCard Inc ‘A’	1,055	265,565
Maxim Integrated Products Inc	3,233	82,765
MEMC Electronic Materials Inc *	930	12,053
Microchip Technology Inc	1,977	75,146
MICROS Systems Inc *	871	43,054
Microsoft Corp	55,571	1,409,281
Monster Worldwide Inc *	601	9,556
National Instruments Corp	945	30,968
National Semiconductor Corp	2,324	33,326
NCR Corp *	1,757	33,102
NetApp Inc *	3,988	192,142
NeuStar Inc ‘A’ *	465	11,895
Novellus Systems Inc *	897	33,306
Nuance Communications Inc *	2,529	49,467
NVIDIA Corp *	6,246	115,301
ON Semiconductor Corp *	4,750	46,883

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Oracle Corp	41,312	$1,378,581
Paychex Inc	3,530	110,701
PMC-Sierra Inc *	128	960
Polycom Inc *	933	48,376
QLogic Corp *	1,166	21,629
QUALCOMM Inc	17,789	975,371
Rambus Inc *	1,070	21,186
Red Hat Inc *	2,070	93,957
Rovi Corp *	1,151	61,751
SAIC Inc *	3,103	52,503
salesforce.com inc *	1,244	166,174
SanDisk Corp *	2,513	115,824
Seagate Technology PLC * (Ireland)	3,568	51,379
Silicon Laboratories Inc *	518	22,383
Skyworks Solutions Inc *	1,913	62,019
Solera Holdings Inc	774	39,551
SunPower Corp ‘A’ *	343	5,879
Symantec Corp *	856	15,870
Synopsys Inc *	103	2,848
Teradata Corp *	1,834	92,984
Teradyne Inc *	1,962	34,943
Texas Instruments Inc	6,003	207,464
The Western Union Co	7,300	151,621
Trimble Navigation Ltd *	1,311	66,258
Varian Semiconductor Equipment Associates Inc *	798	38,839
VeriSign Inc	1,852	67,061
Visa Inc ‘A’	5,062	372,664
VistaPrint NV * (Netherlands)	487	25,275
VMware Inc ‘A’ *	794	64,743
WebMD Health Corp *	639	34,135
Western Digital Corp *	598	22,299
Xilinx Inc	2,842	93,218
Yahoo! Inc *	6,029	100,383
Zebra Technologies Corp ‘A’ *	387	15,186

		22,738,453

Materials - 5.0%

Air Products & Chemicals Inc	2,302	207,594
Airgas Inc	905	60,110
AK Steel Holding Corp	147	2,320
Albemarle Corp	991	59,232
Alcoa Inc	1,532	27,040
Allegheny Technologies Inc	1,060	71,783
Ashland Inc	75	4,332
Ball Corp	386	13,838
Carpenter Technology Corp	448	19,134
Celanese Corp ‘A’	1,684	74,719
CF Industries Holdings Inc	551	75,371
Cliffs Natural Resources Inc	1,473	144,766
Compass Minerals International Inc	357	33,390
Crown Holdings Inc *	1,743	67,245
E.I. du Pont de Nemours & Co	3,389	186,293
Eagle Materials Inc	501	15,160
Eastman Chemical Co	162	16,090
Ecolab Inc	2,544	129,795
FMC Corp	539	45,777
Freeport-McMoRan Copper & Gold Inc	10,193	566,221
International Flavors & Fragrances Inc	876	54,575
International Paper Co	3,715	112,119
Martin Marietta Materials Inc	493	44,207
Monsanto Co	5,915	427,418
Nalco Holding Co	1,435	39,190
Newmont Mining Corp	5,158	281,524
Nucor Corp	1,455	66,959
Owens-Illinois Inc *	582	17,571
PPG Industries Inc	298	28,373
Praxair Inc	3,317	337,007
Reliance Steel & Aluminum Co	81	4,680
Royal Gold Inc	86	4,506
RPM International Inc	749	17,774
Schnitzer Steel Industries Inc ‘A’	48	3,120
Sigma-Aldrich Corp	1,200	76,368
Southern Copper Corp	1,813	73,010
Temple-Inland Inc	190	4,446
The Lubrizol Corp	696	93,236
The Mosaic Co	1,722	135,608
The Scotts Miracle-Gro Co ‘A’	519	30,024
The Sherwin-Williams Co	626	52,578
The Valspar Corp	102	3,988
Titanium Metals Corp *	957	17,781
United States Steel Corp	270	14,564
Walter Energy Inc	460	62,298

		3,823,134

Telecommunication Services - 0.8%

American Tower Corp ‘A’ *	4,374	226,661
Clearwire Corp ‘A’ *	1,157	6,468
Crown Castle International Corp *	3,165	134,671
Frontier Communications Corp	4,234	34,803
Level 3 Communications Inc *	6,359	9,348
MetroPCS Communications Inc *	1,304	21,177
NII Holdings Inc *	1,433	59,713
SBA Communications Corp ‘A’ *	1,286	51,028
tw telecom Inc *	1,701	32,659
Windstream Corp	2,290	29,472

		606,000

Utilities - 0.1%

Calpine Corp *	1,781	28,265
ITC Holdings Corp	483	33,762
Ormat Technologies Inc	95	2,406

		64,433

Total Common Stocks
(Cost $61,666,685)		75,088,614

EXCHANGE-TRADED FUND - 0.9%

iShares Russell 1000 Growth Index Fund	11,876	718,142

Total Exchange-Traded Fund
(Cost $700,266)		718,142

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $1,169,981; collateralized by Federal Home Loan Bank: 0.800% due 11/18/13 and value $1,197,900)	$1,169,981	$1,169,981

Total Short-Term Investment
(Cost $1,169,981)		1,169,981

TOTAL INVESTMENTS - 99.7%
(Cost $63,536,932)		76,976,737

OTHER ASSETS & LIABILITIES, NET - 0.3%		248,033

NET ASSETS - 100.0%		$77,224,770

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2011, investments with a total aggregate value of $519,930 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
NASDAQ 100 E-Mini (06/11)	7	$320,585	$6,490
S&P 500 E-Mini (06/11)	13	850,723	7,927

Total Futures Contracts			$14,417

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$75,088,614	$75,088,614	$-	$-
	Exchange-Traded Fund	718,142	718,142	-	-
	Short-Term Investment	1,169,981	-	1,169,981	-
	Derivatives:
	Equity Contracts
	Futures	14,417	14,417	-	-

	Total	$76,991,154	$75,821,173	$1,169,981	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Consumer Discretionary - 7.6%

Aaron’s Inc	370	$9,383
Abercrombie & Fitch Co ‘A’	255	14,969
American Eagle Outfitters Inc	1,913	30,398
Autoliv Inc	740	54,930
AutoNation Inc *	586	20,727
BorgWarner Inc *	103	8,208
Brinker International Inc	137	3,466
Cablevision Systems Corp ‘A’	3,064	106,045
Carnival Corp (Panama)	3,543	135,909
CBS Corp ‘B’	7,721	193,334
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	470	9,917
Choice Hotels International Inc	307	11,927
Clear Channel Outdoor Holdings Inc ‘A’ *	495	7,202
Comcast Corp ‘A’	36,277	896,767
D.R. Horton Inc	3,648	42,499
Discovery Communications Inc ‘A’ *	1,008	40,219
DISH Network Corp ‘A’ *	2,604	63,433
Education Management Corp *	235	4,921
Expedia Inc	1,559	35,327
Federal-Mogul Corp *	180	4,482
Foot Locker Inc	2,004	39,519
Fortune Brands Inc	1,742	107,812
GameStop Corp ‘A’ *	1,996	44,950
Gannett Co Inc	3,100	47,213
Garmin Ltd (Switzerland)	1,376	46,591
Genuine Parts Co	2,065	110,767
H&R Block Inc	2,318	38,803
Harman International Industries Inc	443	20,741
Hyatt Hotels Corp ‘A’ *	578	24,877
International Speedway Corp ‘A’	218	6,496
J.C. Penney Co Inc	2,038	73,185
Jarden Corp	1,209	43,004
John Wiley & Sons Inc ‘A’	32	1,627
Johnson Controls Inc	516	21,450
KB Home	910	11,320
Kohl’s Corp	974	51,661
Lamar Advertising Co ‘A’ *	549	20,280
Lear Corp	973	47,551
Leggett & Platt Inc	811	19,870
Lennar Corp ‘A’	2,101	38,070
Liberty Global Inc ‘A’ *	3,066	126,963
Liberty Media Corp - Capital ‘A’ *	890	65,566
Liberty Media Corp - Interactive ‘A’ *	7,748	124,278
Liberty Media Corp - Starz ‘A’ *	664	51,526
Lowe’s Cos Inc	4,457	117,799
M.D.C. Holdings Inc	447	11,331
Macy’s Inc	4,936	119,747
Madison Square Garden Inc ‘A’ *	506	13,657
Mattel Inc	1,990	49,611
Meredith Corp	258	8,751
MGM Resorts International *	3,285	43,198
Mohawk Industries Inc *	633	38,708
Newell Rubbermaid Inc	3,713	71,030
News Corp ‘A’	23,306	409,253
Office Depot Inc *	2,941	13,617
Omnicom Group Inc	711	34,882
Penn National Gaming Inc *	839	31,093
PulteGroup Inc *	4,494	33,256
RadioShack Corp	1,362	20,444
Regal Entertainment Group ‘A’	760	10,260
Royal Caribbean Cruises Ltd * (Liberia)	1,053	43,447
Sears Holdings Corp *	554	45,788
Service Corp International	3,030	33,512
Signet Jewelers Ltd (NYSE) * (Bermuda)	1,086	49,978
Stanley Black & Decker Inc	2,071	158,639
Tesla Motors Inc *	46	1,274
The Gap Inc	544	12,327
The McGraw-Hill Cos Inc	1,225	48,265
The New York Times Co ‘A’ *	1,847	17,491
The Walt Disney Co	25,258	1,088,367
The Washington Post Co ‘B’	73	31,942
Thomson Reuters Corp (NYSE) (Canada)	3,276	128,550
Time Warner Cable Inc	4,570	326,024
Time Warner Inc	11,667	416,512
Toll Brothers Inc *	1,848	36,535
TRW Automotive Holdings Corp *	344	18,948
VF Corp	1,145	112,817
Viacom Inc ‘B’	6,287	292,471
Virgin Media Inc	4,309	119,747
Wendy’s/Arby’s Group Inc ‘A’	2,423	12,188
Whirlpool Corp	547	46,692
Wyndham Worldwide Corp	2,305	73,322

		7,019,656

Consumer Staples - 9.0%

Alberto-Culver Co	888	33,096
Altria Group Inc	11,195	291,406
Archer-Daniels-Midland Co	8,290	298,523
BJ’s Wholesale Club Inc *	609	29,731
Brown-Forman Corp ‘B’	354	24,178
Bunge Ltd (Bermuda)	1,867	135,040
Campbell Soup Co	906	29,998
Central European Distribution Corp *	858	9,738
Coca-Cola Enterprises Inc	1,669	45,564
Colgate-Palmolive Co	1,018	82,214
ConAgra Foods Inc	5,195	123,381
Constellation Brands Inc ‘A’ *	2,396	48,591
Corn Products International Inc	981	50,835
CVS Caremark Corp	15,600	535,392
Dean Foods Co *	2,363	23,630
Dr Pepper Snapple Group Inc	2,012	74,766
Energizer Holdings Inc *	909	64,684
Flowers Foods Inc	576	15,684
General Mills Inc	3,484	127,340
H.J. Heinz Co	2,423	118,291
Hansen Natural Corp *	124	7,468
Hormel Foods Corp	1,796	50,001
Kellogg Co	365	19,703
Kimberly-Clark Corp	1,102	71,927
Kraft Foods Inc ‘A’	20,683	648,619
Lorillard Inc	1,969	187,075
McCormick & Co Inc	872	41,708
Mead Johnson Nutrition Co	2,286	132,428
Molson Coors Brewing Co ‘B’	1,683	78,916
PepsiCo Inc	8,837	569,191
Philip Morris International Inc	3,771	247,491
Ralcorp Holdings Inc *	716	48,996
Reynolds American Inc	4,336	154,058
Safeway Inc	4,749	111,791
Sara Lee Corp	2,345	41,436
Smithfield Foods Inc *	1,760	42,346
SUPERVALU Inc	2,838	25,343
The Clorox Co	98	6,867
The Coca-Cola Co	6,898	457,682
The Hershey Co	836	45,437
The J.M. Smucker Co	1,550	110,654
The Kroger Co	7,837	187,853
The Procter & Gamble Co	34,913	2,150,641
Tyson Foods Inc ‘A’	3,819	73,287
Wal-Mart Stores Inc	9,894	514,983
Walgreen Co	1,051	42,187

		8,230,170

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Energy - 13.2%

Alpha Natural Resources Inc *	1,338	$79,437
Anadarko Petroleum Corp	6,379	522,568
Apache Corp	4,923	644,519
Arch Coal Inc	628	22,633
Atwood Oceanics Inc *	597	27,719
Baker Hughes Inc	4,015	294,821
Cabot Oil & Gas Corp	1,344	71,192
Cameron International Corp *	1,336	76,286
Chesapeake Energy Corp	8,391	281,266
Chevron Corp	24,532	2,635,473
Cobalt International Energy Inc *	905	15,213
Comstock Resources Inc *	609	18,842
ConocoPhillips	11,842	945,702
CONSOL Energy Inc	1,553	83,287
Continental Resources Inc *	40	2,859
Denbury Resources Inc *	5,175	126,270
Devon Energy Corp	5,762	528,779
Diamond Offshore Drilling Inc	608	47,242
Dresser-Rand Group Inc *	92	4,933
El Paso Corp	7,437	133,866
EQT Corp	128	6,387
Exterran Holdings Inc *	771	18,296
Exxon Mobil Corp	5,322	447,740
Forest Oil Corp *	541	20,466
Frontier Oil Corp *	1,350	39,582
Frontline Ltd (Bermuda)	111	2,749
Helmerich & Payne Inc	1,201	82,497
Hess Corp	3,847	327,803
Holly Corp	175	10,633
Marathon Oil Corp	6,705	357,444
Massey Energy Co	1,308	89,415
McDermott International Inc * (Panama)	585	14,853
Murphy Oil Corp	2,181	160,129
Nabors Industries Ltd * (Bermuda)	2,222	67,504
National Oilwell Varco Inc	5,402	428,217
Newfield Exploration Co *	1,727	131,269
Noble Energy Inc	2,250	217,462
Occidental Petroleum Corp	8,347	872,178
Oceaneering International Inc *	718	64,225
Oil States International Inc *	614	46,750
Patterson-UTI Energy Inc	2,012	59,133
Peabody Energy Corp	3,464	249,269
Petrohawk Energy Corp *	1,166	28,614
Pioneer Natural Resources Co	1,498	152,676
Plains Exploration & Production Co *	1,802	65,286
Pride International Inc *	1,382	59,357
QEP Resources Inc	2,225	90,201
Quicksilver Resources Inc *	1,344	19,233
Rowan Cos Inc *	1,439	63,575
SandRidge Energy Inc *	2,012	25,754
Schlumberger Ltd (Netherlands)	2,235	208,436
SEACOR Holdings Inc	278	25,704
SM Energy Co	242	17,954
Southern Union Co	1,624	46,479
Spectra Energy Corp	8,352	227,007
Sunoco Inc	1,550	70,665
Superior Energy Services Inc *	961	39,401
Teekay Corp	573	21,161
Tesoro Corp *	1,856	49,796
The Williams Cos Inc	4,445	138,595
Tidewater Inc	663	39,681
Unit Corp *	523	32,400
Valero Energy Corp	7,289	217,358
Weatherford International Ltd * (Switzerland)	5,728	129,453
Whiting Petroleum Corp *	1,416	104,005

		12,149,699

Financials - 25.8%

ACE Ltd (Switzerland)	3,701	239,455
Aflac Inc	351	18,526
Alexandria Real Estate Equities Inc REIT	720	56,138
Alleghany Corp *	91	30,046
Allied World Assurance Co Holdings Ltd (Switzerland)	470	29,464
AMB Property Corp REIT	1,960	70,501
American Financial Group Inc	1,074	37,612
American International Group Inc *	1,570	55,170
American National Insurance Co	84	6,650
Ameriprise Financial Inc	2,655	162,167
Annaly Capital Management Inc REIT	10,218	178,304
Aon Corp	3,473	183,930
Apartment Investment & Management Co ‘A’ REIT	790	20,121
Arch Capital Group Ltd * (Bermuda)	566	56,142
Ares Capital Corp	2,627	44,396
Arthur J. Gallagher & Co	959	29,163
Aspen Insurance Holdings Ltd (Bermuda)	870	23,977
Associated Banc-Corp	2,304	34,214
Assurant Inc	1,289	49,639
Assured Guaranty Ltd (Bermuda)	2,440	36,356
AvalonBay Communities Inc REIT	1,076	129,206
AXIS Capital Holdings Ltd (Bermuda)	1,133	39,564
BancorpSouth Inc	1,138	17,582
Bank of America Corp	129,392	1,724,795
Bank of Hawaii Corp	398	19,032
BB&T Corp	8,921	244,881
Berkshire Hathaway Inc ‘B’ *	22,304	1,865,284
BlackRock Inc	796	160,004
BOK Financial Corp	303	15,659
Boston Properties Inc REIT	1,793	170,066
Brandywine Realty Trust REIT	1,731	21,014
BRE Properties Inc REIT	822	38,782
Brown & Brown Inc	718	18,524
Camden Property Trust REIT	903	51,308
Capital One Financial Corp	5,885	305,785
CapitalSource Inc	3,979	28,012
Capitol Federal Financial Inc	519	5,849
CBOE Holdings Inc	75	2,173
Chimera Investment Corp REIT	13,209	52,308
Cincinnati Financial Corp	1,891	62,025
CIT Group Inc *	2,602	110,715
Citigroup Inc *	272,824	1,205,882
City National Corp	592	33,774
CME Group Inc ‘A’	846	255,111
CNA Financial Corp *	325	9,604
Comerica Inc	2,243	82,363
Commerce Bancshares Inc	972	39,308
CommonWealth REIT	963	25,009
Corporate Office Properties Trust REIT	868	31,370
Cullen/Frost Bankers Inc	690	40,724
Developers Diversified Realty Corp REIT	2,578	36,092
Digital Realty Trust Inc REIT	52	3,023
Discover Financial Services	7,011	169,105
Douglas Emmett Inc REIT	1,593	29,869
Duke Realty Corp REIT	3,286	46,037
E*TRADE Financial Corp *	2,768	43,264
East West Bancorp Inc	1,939	42,580
Endurance Specialty Holdings Ltd (Bermuda)	388	18,942
Equity Residential REIT	3,413	192,527
Erie Indemnity Co ‘A’	100	7,111
Essex Property Trust Inc REIT	260	32,240
Everest Re Group Ltd (Bermuda)	713	62,872
Federal Realty Investment Trust REIT	328	26,752
Federated Investors Inc ‘B’	355	9,496
Fidelity National Financial Inc ‘A’	3,010	42,531
Fifth Third Bancorp	11,842	164,367

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
First Citizens BancShares Inc ‘A’	65	$13,038
First Horizon National Corp *	3,473	38,932
First Niagara Financial Group Inc	2,669	36,245
Forest City Enterprises Inc ‘A’ *	1,649	31,051
Fulton Financial Corp	2,591	28,786
General Growth Properties Inc REIT *	892	13,808
Genworth Financial Inc ‘A’ *	5,125	68,983
Green Dot Corp ‘A’ *	20	858
HCC Insurance Holdings Inc	1,499	46,934
HCP Inc REIT	5,175	196,340
Health Care REIT Inc	2,274	119,249
Hospitality Properties Trust REIT	1,582	36,623
Host Hotels & Resorts Inc REIT	8,506	149,791
Hudson City Bancorp Inc	5,623	54,431
Huntington Bancshares Inc	11,038	73,292
Interactive Brokers Group Inc ‘A’	323	5,132
Invesco Ltd (Bermuda)	4,244	108,477
Janus Capital Group Inc	2,194	27,359
Jefferies Group Inc	1,497	37,335
JPMorgan Chase & Co	51,313	2,365,529
KeyCorp	12,247	108,753
Kimco Realty Corp REIT	5,292	97,055
Legg Mason Inc	1,983	71,567
Leucadia National Corp	2,543	95,464
Liberty Property Trust REIT	1,421	46,751
Lincoln National Corp	3,925	117,907
Loews Corp	4,058	174,859
LPL Investment Holdings Inc *	151	5,407
M&T Bank Corp	936	82,808
Mack-Cali Realty Corp REIT	1,085	36,782
Markel Corp *	130	53,879
Marsh & McLennan Cos Inc	499	14,875
Marshall & Ilsley Corp	6,921	55,299
MBIA Inc *	1,866	18,735
Mercury General Corp	324	12,678
MetLife Inc	5,765	257,868
Morgan Stanley	13,303	363,438
Nationwide Health Properties Inc REIT	1,631	69,366
New York Community Bancorp Inc	5,679	98,020
Northern Trust Corp	1,897	96,273
NYSE Euronext	2,671	93,939
Old Republic International Corp	3,392	43,045
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	238	3,220
PartnerRe Ltd (Bermuda)	871	69,018
People’s United Financial Inc	4,522	56,887
Piedmont Office Realty Trust Inc ‘A’ REIT	620	12,034
Plum Creek Timber Co Inc REIT	1,233	53,771
Popular Inc *	13,470	39,198
Principal Financial Group Inc	4,142	133,000
ProLogis REIT	6,940	110,901
Protective Life Corp	1,056	28,037
Prudential Financial Inc	5,983	368,433
Public Storage REIT	176	19,520
Raymond James Financial Inc	1,292	49,406
Rayonier Inc REIT	737	45,923
Realty Income Corp REIT	1,631	57,003
Regency Centers Corp REIT	1,067	46,393
Regions Financial Corp	16,304	118,367
Reinsurance Group of America Inc	955	59,955
RenaissanceRe Holdings Ltd (Bermuda)	716	49,397
Senior Housing Properties Trust REIT	1,776	40,919
Simon Property Group Inc REIT	1,169	125,270
SL Green Realty Corp REIT	998	75,050
SLM Corp *	6,786	103,826
StanCorp Financial Group Inc	619	28,548
State Street Corp	6,468	290,672
SunTrust Banks Inc	6,904	199,111
Symetra Financial Corp	386	5,250
Synovus Financial Corp	8,925	21,420
Taubman Centers Inc REIT	721	38,631
TCF Financial Corp	2,041	32,370
TFS Financial Corp	939	9,972
The Allstate Corp	6,933	220,331
The Bank of New York Mellon Corp	15,639	467,137
The Chubb Corp	3,930	240,948
The Goldman Sachs Group Inc	6,638	1,051,924
The Hanover Insurance Group Inc	589	26,652
The Hartford Financial Services Group Inc	5,263	141,733
The Howard Hughes Corp *	62	4,380
The Macerich Co REIT	1,655	81,972
The NASDAQ OMX Group Inc *	1,369	35,375
The PNC Financial Services Group Inc	6,782	427,198
The Progressive Corp	8,640	182,563
The St. Joe Co *	128	3,209
The Travelers Cos Inc	4,952	294,545
Torchmark Corp	999	66,414
Transatlantic Holdings Inc	846	41,175
U.S. Bancorp	24,718	653,297
UDR Inc REIT	2,203	53,687
Unitrin Inc	679	20,968
Unum Group	3,994	104,843
Validus Holdings Ltd (Bermuda)	711	23,698
Valley National Bancorp	2,085	29,107
Ventas Inc REIT	1,457	79,115
Vornado Realty Trust REIT	1,896	165,900
W.R. Berkley Corp	1,528	49,217
Washington Federal Inc	1,493	25,889
Weingarten Realty Investors REIT	1,536	38,492
Wells Fargo & Co	62,760	1,989,492
Wesco Financial Corp	17	6,616
Weyerhaeuser Co REIT	6,905	169,863
White Mountains Insurance Group Ltd * (Bermuda)	90	32,778
Wilmington Trust Corp	1,056	4,773
XL Group PLC (Ireland)	4,213	103,640
Zions Bancorp	2,391	55,136

		23,745,022

Health Care - 11.8%

Abbott Laboratories	1,974	96,825
Aetna Inc	5,156	192,989
Alere Inc *	776	30,373
Amgen Inc *	12,352	660,214
Baxter International Inc	1,282	68,933
Beckman Coulter Inc	896	74,431
Bio-Rad Laboratories Inc ‘A’ *	254	30,516
Biogen Idec Inc *	3,118	228,830
Boston Scientific Corp *	19,605	140,960
Bristol-Myers Squibb Co	22,174	586,059
Brookdale Senior Living Inc *	990	27,720
Cardinal Health Inc	3,079	126,639
CareFusion Corp *	1,862	52,508
Cephalon Inc *	982	74,416
Charles River Laboratories International Inc *	581	22,299
CIGNA Corp *	3,574	158,257
Community Health Systems Inc *	345	13,797
Coventry Health Care Inc *	1,924	61,356
Eli Lilly & Co	10,097	355,111
Emdeon Inc ‘A’ *	19	306
Endo Pharmaceuticals Holdings Inc *	1,529	58,347
Forest Laboratories Inc *	3,705	119,671
Genzyme Corp *	827	62,976
Health Net Inc *	1,197	39,142
Hill-Rom Holdings Inc	105	3,988
Hologic Inc *	3,323	73,771
Humana Inc *	2,200	153,868
Johnson & Johnson	30,234	1,791,364
Kinetic Concepts Inc *	750	40,815
Life Technologies Corp *	685	35,908

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
LifePoint Hospitals Inc *	658	$26,438
McKesson Corp	1,858	146,875
MEDNAX Inc *	36	2,398
Medtronic Inc	3,297	129,737
Merck & Co Inc	40,214	1,327,464
Mylan Inc *	925	20,970
Omnicare Inc	1,388	41,626
PerkinElmer Inc	778	20,438
Pfizer Inc	104,028	2,112,809
Quest Diagnostics Inc	227	13,102
Teleflex Inc	449	26,033
Tenet Healthcare Corp *	1,539	11,466
The Cooper Cos Inc	475	32,989
Thermo Fisher Scientific Inc *	5,291	293,915
UnitedHealth Group Inc	14,657	662,496
Universal Health Services Inc ‘B’	1,089	53,807
Watson Pharmaceuticals Inc *	1,355	75,894
WellPoint Inc	4,841	337,853
Zimmer Holdings Inc *	2,478	149,993

		10,868,692

Industrials - 8.9%

Aecom Technology Corp *	929	25,761
AGCO Corp *	1,202	66,074
Alexander & Baldwin Inc	553	25,244
Alliant Techsystems Inc	31	2,191
AMR Corp *	2,722	17,584
Armstrong World Industries Inc	228	10,550
Avery Dennison Corp	1,363	57,191
BE Aerospace Inc *	1,258	44,697
Carlisle Cos Inc	730	32,521
Chicago Bridge & Iron Co NV ‘NY’ (Netherlands)	779	31,674
Cintas Corp	1,723	52,155
CNH Global NV * (Netherlands)	253	12,283
Con-way Inc	663	26,049
Copa Holdings SA ‘A’ (Panama)	129	6,811
Corrections Corp of America *	1,210	29,524
Covanta Holding Corp	1,598	27,294
Crane Co	640	30,995
CSX Corp	4,754	373,664
Danaher Corp	522	27,092
Deere & Co	311	30,133
Dover Corp	898	59,035
Eaton Corp	3,194	177,075
Equifax Inc	1,644	63,869
FedEx Corp	1,435	134,244
Flowserve Corp	99	12,751
Fluor Corp	2,169	159,769
FTI Consulting Inc *	103	3,948
Gardner Denver Inc	37	2,887
GATX Corp	409	15,812
General Cable Corp *	455	19,702
General Dynamics Corp	4,455	341,075
General Electric Co	105,749	2,120,267
Goodrich Corp	1,173	100,327
Harsco Corp	958	33,808
Hertz Global Holdings Inc *	311	4,861
Hubbell Inc ‘B’	464	32,958
Huntington Ingalls Industries Inc *	637	26,436
IDEX Corp	170	7,421
Ingersoll-Rand PLC (Ireland)	4,149	200,438
ITT Corp	2,374	142,559
Jacobs Engineering Group Inc *	640	32,915
Kansas City Southern *	549	29,893
KAR Auction Services Inc *	293	4,495
KBR Inc	1,838	69,421
Kennametal Inc	256	9,984
Kirby Corp *	668	38,270
L-3 Communications Holdings Inc	1,394	109,164
Lockheed Martin Corp	802	64,481
Manpower Inc	1,055	66,338
Masco Corp	3,274	45,574
Nielsen Holdings NV * (Netherlands)	703	19,199
Norfolk Southern Corp	4,770	330,418
Northrop Grumman Corp	3,827	239,991
Owens Corning *	666	23,969
Parker-Hannifin Corp	1,494	141,452
Pentair Inc	639	24,148
Pitney Bowes Inc	795	20,424
Quanta Services Inc *	2,726	61,144
Raytheon Co	4,639	235,986
Regal-Beloit Corp	69	5,094
Republic Services Inc	2,896	86,996
Rockwell Collins Inc	967	62,691
RR Donnelley & Sons Co	2,548	48,208
Ryder System Inc	342	17,305
Snap-on Inc	755	45,345
Southwest Airlines Co	8,397	106,054
Spirit AeroSystems Holdings Inc ‘A’ *	1,173	30,111
SPX Corp	513	40,727
Terex Corp *	1,409	52,189
Textron Inc	1,727	47,303
The Babcock & Wilcox Co *	294	9,814
The Boeing Co	1,866	137,953
The Shaw Group Inc *	431	15,262
The Timken Co	277	14,487
Thomas & Betts Corp *	565	33,601
Towers Watson & Co ‘A’	479	26,565
Trinity Industries Inc	1,023	37,513
Tyco International Ltd (Switzerland)	5,263	235,625
Union Pacific Corp	5,710	561,464
United Continental Holdings Inc *	502	11,541
United Technologies Corp	1,021	86,428
URS Corp *	1,077	49,596
USG Corp *	499	8,313
UTi Worldwide Inc (United Kingdom)	203	4,109
Wabtec Corp	525	35,611
Waste Connections Inc	280	8,061
Waste Management Inc	6,226	232,479
WESCO International Inc *	350	21,875

		8,228,315

Information Technology - 5.1%

Activision Blizzard Inc	4,958	54,389
Advanced Micro Devices Inc *	4,704	40,454
Amdocs Ltd * (United Kingdom)	1,828	52,738
AOL Inc *	1,415	27,635
Arrow Electronics Inc *	1,322	55,365
Atmel Corp *	589	8,028
Avnet Inc *	1,957	66,714
AVX Corp	517	7,708
Booz Allen Hamilton Holding Corp *	39	702
Broadridge Financial Solutions Inc	141	3,199
Brocade Communications Systems Inc *	6,156	37,859
CA Inc	977	23,624
Computer Sciences Corp	2,012	98,045
Compuware Corp *	1,174	13,560
Convergys Corp *	1,332	19,128
CoreLogic Inc *	1,531	28,324
Corning Inc	17,607	363,232
Diebold Inc	629	22,304
eBay Inc *	9,192	285,320
EchoStar Corp ‘A’ *	492	18,622
Electronic Arts Inc *	228	4,453
Fairchild Semiconductor International Inc *	1,636	29,775
Fidelity National Information Services Inc	3,431	112,159
Fiserv Inc *	668	41,897
FleetCor Technologies Inc *	77	2,515
IAC/InterActiveCorp *	517	15,970

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Ingram Micro Inc ‘A’ *	1,892	$39,789
Intel Corp	22,670	457,254
International Rectifier Corp *	920	30,415
Intersil Corp ‘A’	952	11,852
Itron Inc *	30	1,693
Jabil Circuit Inc	625	12,769
KLA-Tencor Corp	2,094	99,193
Lexmark International Inc ‘A’ *	1,012	37,484
LSI Corp *	7,968	54,182
MEMC Electronic Materials Inc *	1,635	21,190
Micron Technology Inc *	11,085	127,034
Microsoft Corp	32,694	829,120
Molex Inc	1,742	43,759
Monster Worldwide Inc *	734	11,671
Motorola Mobility Holdings Inc *	3,691	90,060
Motorola Solutions Inc *	4,279	191,229
National Semiconductor Corp	250	3,585
Novell Inc *	4,574	27,124
Novellus Systems Inc *	120	4,456
PMC-Sierra Inc *	2,946	22,095
Seagate Technology PLC * (Ireland)	1,617	23,285
SunPower Corp ‘A’ *	723	12,392
Symantec Corp *	9,335	173,071
Synopsys Inc *	1,826	50,489
Tech Data Corp *	605	30,770
Tellabs Inc	4,678	24,513
Texas Instruments Inc	8,619	297,873
Total System Services Inc	2,169	39,085
Vishay Intertechnology Inc *	1,968	34,912
Vishay Precision Group Inc *	153	2,398
Western Digital Corp *	2,257	84,164
Xerox Corp	17,772	189,272
Yahoo! Inc *	9,723	161,888
Zebra Technologies Corp ‘A’ *	296	11,615

		4,685,400

Materials - 3.1%

AK Steel Holding Corp	1,261	19,899
Alcoa Inc	11,251	198,580
Aptargroup Inc	888	44,515
Ashland Inc	926	53,486
Ball Corp	1,725	61,841
Bemis Co Inc	1,423	46,689
Cabot Corp	861	39,856
CF Industries Holdings Inc	263	35,976
Commercial Metals Co	1,524	26,319
Cytec Industries Inc	639	34,742
Domtar Corp	549	50,387
E.I. du Pont de Nemours & Co	7,651	420,575
Eastman Chemical Co	736	73,100
FMC Corp	307	26,074
Greif Inc ‘A’	451	29,500
Huntsman Corp	2,471	42,946
International Paper Co	1,280	38,630
Intrepid Potash Inc *	542	18,872
MeadWestvaco Corp	2,206	66,908
Nucor Corp	2,340	107,687
Owens-Illinois Inc *	1,488	44,923
Packaging Corp of America	1,328	38,366
PPG Industries Inc	1,793	170,712
Reliance Steel & Aluminum Co	858	49,575
Royal Gold Inc	586	30,706
RPM International Inc	878	20,835
Schnitzer Steel Industries Inc ‘A’	239	15,537
Sealed Air Corp	2,083	55,533
Sigma-Aldrich Corp	110	7,000
Sonoco Products Co	1,309	47,425
Steel Dynamics Inc	2,806	52,669
Temple-Inland Inc	1,157	27,074
The Dow Chemical Co	14,892	562,173
The Sherwin-Williams Co	453	38,047
The Valspar Corp	1,165	45,552
United States Steel Corp	1,483	79,993
Vulcan Materials Co	1,636	74,602
Walter Energy Inc	148	20,044

		2,817,348

Telecommunication Services - 4.9%

AT&T Inc ‡	76,208	2,331,965
CenturyLink Inc	3,927	163,167
Clearwire Corp ‘A’ *	417	2,331
Frontier Communications Corp	7,831	64,371
Leap Wireless International Inc *	754	11,679
Level 3 Communications Inc *	13,758	20,224
MetroPCS Communications Inc *	1,748	28,387
NII Holdings Inc *	465	19,376
Qwest Communications International Inc	22,061	150,677
Sprint Nextel Corp *	37,972	176,190
Telephone & Data Systems Inc	1,118	37,677
U.S. Cellular Corp *	181	9,320
Verizon Communications Inc	36,455	1,404,976
Windstream Corp	3,877	49,897

		4,470,237

Utilities - 6.4%

AGL Resources Inc	998	39,760
Alliant Energy Corp	1,446	56,293
Ameren Corp	3,032	85,108
American Electric Power Co Inc	6,172	216,884
American Water Works Co Inc	2,262	63,449
Aqua America Inc	1,799	41,179
Atmos Energy Corp	1,223	41,704
Calpine Corp *	2,461	39,056
CenterPoint Energy Inc	5,487	96,352
CMS Energy Corp	3,170	62,259
Consolidated Edison Inc	3,634	184,316
Constellation Energy Group Inc	2,359	73,436
Dominion Resources Inc	7,684	343,475
DPL Inc	1,559	42,732
DTE Energy Co	2,192	107,320
Duke Energy Corp	16,928	307,243
Edison International	4,209	154,007
Energen Corp	937	59,143
Entergy Corp	2,308	155,121
Exelon Corp	8,516	351,200
FirstEnergy Corp	5,387	199,804
GenOn Energy Inc *	9,770	37,224
Great Plains Energy Inc	1,797	35,976
Hawaiian Electric Industries Inc	1,212	30,058
Integrys Energy Group Inc	1,001	50,560
ITC Holdings Corp	65	4,543
MDU Resources Group Inc	2,432	55,863
National Fuel Gas Co	946	70,004
NextEra Energy Inc	5,346	294,672
NiSource Inc	3,564	68,358
Northeast Utilities	2,245	77,677
NRG Energy Inc *	3,283	70,716
NSTAR	1,383	63,991
NV Energy Inc	3,071	45,727
OGE Energy Corp	1,260	63,706
ONEOK Inc	1,351	90,355
Ormat Technologies Inc	114	2,888
Pepco Holdings Inc	2,923	54,514
PG&E Corp	5,053	223,242
Pinnacle West Capital Corp	1,410	60,334
PPL Corp	6,227	157,543
Progress Energy Inc	3,703	170,856
Public Service Enterprise Group Inc	6,521	205,477
Questar Corp	2,304	40,205
SCANA Corp	1,470	57,874

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Sempra Energy	3,192	$170,772
Southern Co	10,631	405,147
TECO Energy Inc	2,777	52,097
The AES Corp *	8,701	113,113
UGI Corp	1,426	46,915
Vectren Corp	1,059	28,805
Westar Energy Inc	1,502	39,683
Wisconsin Energy Corp	2,971	90,615
Xcel Energy Inc	6,219	148,572

		5,847,923

Total Common Stocks
(Cost $74,500,178)		88,062,462

EXCHANGE-TRADED FUND - 1.0%

iShares Russell 1000 Value Index Fund	13,522	928,555

Total Exchange-Traded Fund
(Cost $904,942)		928,555

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.1%

Repurchase Agreement - 3.1%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $2,838,930; collateralized by U.S. Treasury Notes: 0.750% due 05/31/12 and value $2,898,000)	$2,838,930	2,838,930

Total Short-Term Investment
(Cost $2,838,930)		2,838,930

TOTAL INVESTMENTS - 99.9%
(Cost $78,244,050)		91,829,947

OTHER ASSETS & LIABILITIES, NET - 0.1%		59,672

NET ASSETS - 100.0%		$91,889,619

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2011, investments with a total aggregate value of $474,300 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 E-Mini (06/11)	44	$2,862,325	$43,875

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$88,062,462	$88,062,462	$-	$-
	Exchange-Traded Fund	928,555	928,555	-	-
	Short-Term Investment	2,838,930	-	2,838,930	-
	Derivatives:
	Equity Contracts
	Futures	43,875	43,875	-	-

	Total	$91,873,822	$89,034,892	$2,838,930	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.1%

Consumer Discretionary - 15.7%

1-800-FLOWERS.COM Inc ‘A’ *	107	$353
99 Cents Only Stores *	1,524	29,870
AFC Enterprises Inc *	738	11,166
Ambassadors Group Inc	638	6,986
America’s Car-Mart Inc *	170	4,383
American Axle & Manufacturing Holdings Inc *	2,168	27,295
American Greetings Corp ‘A’	71	1,676
American Public Education Inc *	721	29,164
Amerigon Inc *	981	14,980
Ameristar Casinos Inc	1,125	19,969
ANN Inc *	2,015	58,657
Arbitron Inc	964	38,589
Archipelago Learning Inc *	371	3,172
Asbury Automotive Group Inc *	1,019	18,841
Ascena Retail Group Inc *	2,096	67,931
Ballantyne Strong Inc *	479	3,434
Beasley Broadcasting Group Inc ‘A’ *	247	1,813
bebe Stores Inc	175	1,024
Belo Corp ‘A’ *	3,344	29,461
Big 5 Sporting Goods Corp	737	8,785
Biglari Holdings Inc *	4	1,694
BJ’s Restaurants Inc *	820	32,251
Blue Nile Inc *	446	24,080
Blyth Inc	48	1,560
Body Central Corp *	93	2,160
Bravo Brio Restaurant Group Inc *	163	2,883
Bridgepoint Education Inc *	667	11,406
Brown Shoe Co Inc	999	12,208
Brunswick Corp	3,265	83,029
Buffalo Wild Wings Inc *	672	36,577
California Pizza Kitchen Inc *	659	11,124
Cambium Learning Group Inc *	405	1,377
Capella Education Co *	610	30,372
Caribou Coffee Co Inc *	203	2,064
Carmike Cinemas Inc *	324	2,317
Carrols Restaurant Group Inc *	443	4,107
Carter’s Inc *	2,233	63,931
Casual Male Retail Group Inc *	1,181	5,799
Cavco Industries Inc *	38	1,716
CEC Entertainment Inc	805	30,373
Cherokee Inc	360	6,214
Christopher & Banks Corp	668	4,329
Churchill Downs Inc	49	2,033
Citi Trends Inc *	512	11,412
CKX Inc *	253	1,068
Coinstar Inc *	1,171	53,772
Coldwater Creek Inc *	2,104	5,555
Collective Brands Inc *	1,596	34,442
Cooper Tire & Rubber Co	2,220	57,165
Core-Mark Holding Co Inc *	51	1,686
Corinthian Colleges Inc *	3,020	13,348
CPI Corp	179	4,029
Cracker Barrel Old Country Store Inc	854	41,966
Crocs Inc *	3,180	56,731
Crown Media Holdings Inc ‘A’ *	114	264
Culp Inc *	370	3,434
Dana Holding Corp *	4,706	81,837
Deckers Outdoor Corp *	1,358	116,992
Denny’s Corp *	3,427	13,914
Destination Maternity Corp	330	7,613
Dex One Corp *	103	499
DineEquity Inc *	648	35,627
Domino’s Pizza Inc *	482	8,883
Dorman Products Inc *	383	16,120
Drew Industries Inc	219	4,890
drugstore.com Inc *	3,310	12,743
DSW Inc ‘A’ *	483	19,301
Eastman Kodak Co *	9,972	32,210
Einstein Noah Restaurant Group Inc	178	2,898
Empire Resorts Inc *	707	438
Entercom Communications Corp ‘A’ *	621	6,843
Entravision Communications Corp ‘A’ *	1,974	5,350
Ethan Allen Interiors Inc	262	5,738
Exide Technologies *	582	6,507
Express Inc	512	10,004
Fuel Systems Solutions Inc *	530	15,995
G-III Apparel Group Ltd *	600	22,548
Genesco Inc *	91	3,658
Global Sources Ltd * (Bermuda)	647	7,525
Grand Canyon Education Inc *	1,092	15,834
Group 1 Automotive Inc	251	10,743
Harte-Hanks Inc	1,340	15,946
hhgregg Inc *	433	5,798
Hibbett Sports Inc *	1,065	38,138
Hot Topic Inc	524	2,987
HSN Inc *	1,376	44,073
Interval Leisure Group Inc *	1,451	23,724
iRobot Corp *	720	23,681
Jack in the Box Inc *	1,836	41,640
Jamba Inc *	2,181	4,798
Joe’s Jeans Inc *	1,154	1,223
Jos. A. Bank Clothiers Inc *	982	49,964
K-Swiss Inc ‘A’ *	419	4,722
K12 Inc *	966	32,554
Kenneth Cole Productions Inc ‘A’ *	76	986
Kirkland’s Inc *	591	9,125
Knology Inc *	955	12,329
Krispy Kreme Doughnuts Inc *	2,164	15,235
La-Z-Boy Inc *	162	1,547
Lacrosse Footwear Inc	136	2,493
LeapFrog Enterprises Inc *	877	3,789
Learning Tree International Inc	177	1,556
Lee Enterprises Inc *	1,799	4,857
Life Time Fitness Inc *	1,387	51,749
Lincoln Educational Services Corp	537	8,533
Lions Gate Entertainment Corp * (Canada)	1,803	11,269
Liz Claiborne Inc *	3,257	17,555
LodgeNet Interactive Corp *	487	1,773
Lumber Liquidators Holdings Inc *	765	19,117
Maidenform Brands Inc *	931	26,599
Marine Products Corp *	278	2,205
Martha Stewart Living Omnimedia Inc ‘A’ *	818	3,035
Matthews International Corp ‘A’	1,089	41,981
McCormick & Schmick’s Seafood Restaurants Inc *	176	1,271
Media General Inc ‘A’ *	282	1,940
Midas Inc *	657	5,039
Monro Muffler Brake Inc	1,075	35,453
Morgans Hotel Group Co *	365	3,577
National CineMedia Inc	2,041	38,105
NutriSystem Inc	1,128	16,345
OfficeMax Inc *	1,038	13,432
Orbitz Worldwide Inc *	616	2,199
Overstock.com Inc *	519	8,159
Oxford Industries Inc	487	16,651
P.F. Chang’s China Bistro Inc	821	37,922
Papa John’s International Inc *	546	17,292
Peet’s Coffee & Tea Inc *	405	19,476
Penske Automotive Group Inc *	601	12,032
PetMed Express Inc	787	12,482
Pier 1 Imports Inc *	3,751	38,073
Pinnacle Entertainment Inc *	105	1,430
Polaris Industries Inc	1,094	95,200
Pool Corp	1,808	43,591
Pre-Paid Legal Services Inc *	324	21,384
RC2 Corp *	53	1,489

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
ReachLocal Inc *	149	$2,980
Rentrak Corp *	299	8,049
Retail Ventures Inc *	794	13,696
RG Barry Corp	285	3,731
Rue21 Inc *	525	15,120
Ruth’s Hospitality Group Inc *	1,031	5,320
Sally Beauty Holdings Inc *	3,142	44,019
Scientific Games Corp ‘A’ *	1,428	12,481
Sealy Corp *	508	1,290
Select Comfort Corp *	1,862	22,456
Shoe Carnival Inc *	47	1,318
Shuffle Master Inc *	1,820	19,438
Shutterfly Inc *	1,067	55,868
Skechers U.S.A. Inc ‘A’ *	1,326	27,236
Smith & Wesson Holding Corp *	2,191	7,778
Sonic Automotive Inc ‘A’	176	2,466
Sonic Corp *	2,117	19,159
Sotheby’s	2,386	125,504
Standard Motor Products Inc	215	2,973
Stein Mart Inc	306	3,094
Steiner Leisure Ltd * (Bahamas)	517	23,916
Steven Madden Ltd *	902	42,331
Stoneridge Inc *	549	8,026
Sturm Ruger & Co Inc	693	15,918
Summer Infant Inc *	322	2,576
Superior Industries International Inc	211	5,410
SuperMedia Inc *	380	2,371
Systemax Inc *	311	4,205
Tenneco Inc *	2,181	92,583
Texas Roadhouse Inc	2,057	34,948
The Bon-Ton Stores Inc *	117	1,813
The Buckle Inc	873	35,269
The Cato Corp ‘A’	1,119	27,415
The Cheesecake Factory Inc *	2,248	67,642
The Children’s Place Retail Stores Inc *	889	44,299
The Finish Line Inc ‘A’	521	10,342
The McClatchy Co ‘A’ *	2,192	7,453
The Princeton Review Inc *	538	205
The Talbots Inc *	2,488	15,028
The Timberland Co ‘A’ *	1,008	41,620
The Warnaco Group Inc *	1,564	89,445
The Wet Seal Inc ‘A’ *	2,592	11,094
Tower International Inc *	122	2,065
True Religion Apparel Inc *	1,045	24,526
U.S. Auto Parts Network Inc *	451	3,924
Ulta Salon Cosmetics & Fragrance Inc *	1,165	56,071
Under Armour Inc ‘A’ *	1,245	84,722
Universal Electronics Inc *	153	4,523
Universal Technical Institute Inc	713	13,868
Valassis Communications Inc *	1,857	54,113
Vera Bradley Inc *	289	12,199
Vitacost.com Inc * + Δ	450	1,282
Vitamin Shoppe Inc *	657	22,226
Volcom Inc	925	17,140
Warner Music Group Corp *	529	3,581
Westwood One Inc *	147	1,066
Weyco Group Inc	105	2,568
Winmark Corp	98	4,521
Winnebago Industries Inc *	1,001	13,383
Wolverine World Wide Inc	1,799	67,067
World Wrestling Entertainment Inc ‘A’	666	8,372
Zumiez Inc *	714	18,871

		3,862,231

Consumer Staples - 2.8%

Arden Group Inc ‘A’	35	2,671
B&G Foods Inc	899	16,874
Bridgford Foods Corp	56	628
Cal-Maine Foods Inc	434	12,803
Calavo Growers Inc	440	9,614
Casey’s General Stores Inc	506	19,734
Coca-Cola Bottling Co Consolidated	143	9,558
Darling International Inc *	3,029	46,556
Diamond Foods Inc	772	43,078
Heckmann Corp *	3,824	25,047
Inter Parfums Inc	534	9,884
J&J Snack Foods Corp	462	21,746
Lancaster Colony Corp	679	41,147
Lifeway Foods Inc *	137	1,428
Limoneira Co	289	6,849
Medifast Inc *	459	9,065
National Beverage Corp	358	4,915
Nature’s Sunshine Products Inc *	218	1,953
Nu Skin Enterprises Inc ‘A’	1,778	51,118
Oil-Dri Corp of America	57	1,214
Pilgrim’s Pride Corp *	626	4,827
PriceSmart Inc	581	21,288
Primo Water Corp *	124	1,519
Revlon Inc ‘A’ *	145	2,301
Rite Aid Corp *	1,093	1,159
Ruddick Corp	812	31,335
Sanderson Farms Inc	758	34,807
Smart Balance Inc *	1,045	4,797
Snyder’s-Lance Inc	899	17,845
Star Scientific Inc *	3,440	15,618
Susser Holdings Corp *	24	314
Synutra International Inc *	673	7,740
The Boston Beer Co Inc ‘A’ *	320	29,638
The Female Health Co	584	2,914
The Fresh Market Inc *	166	6,265
The Pantry Inc *	63	934
Tootsie Roll Industries Inc	793	22,492
United Natural Foods Inc *	1,791	80,273
USANA Health Sciences Inc *	203	7,006
Vector Group Ltd	1,084	18,742
Village Super Market Inc ‘A’	223	6,489
WD-40 Co	688	29,130

		683,315

Energy - 5.5%

Abraxas Petroleum Corp *	1,882	11,010
Apco Oil and Gas International Inc (Cayman)	334	28,644
BPZ Resources Inc *	645	3,425
Brigham Exploration Co *	4,163	154,780
Callon Petroleum Co *	1,669	12,968
CAMAC Energy Inc *	2,161	3,241
CARBO Ceramics Inc	673	94,974
Carrizo Oil & Gas Inc *	1,275	47,086
Cheniere Energy Inc *	757	7,048
Clayton Williams Energy Inc *	195	20,611
Clean Energy Fuels Corp *	1,848	30,270
Cloud Peak Energy Inc *	222	4,793
Contango Oil & Gas Co *	261	16,506
Dril-Quip Inc *	1,226	96,891
Endeavour International Corp *	1,088	13,818
Energy XXI Ltd * (Bermuda)	2,671	91,081
Evolution Petroleum Corp *	430	3,354
FX Energy Inc *	1,935	16,176
Gulfport Energy Corp *	1,031	37,271
Hallador Energy Co	107	1,241
Houston American Energy Corp	608	9,369
ION Geophysical Corp *	4,694	59,567
Isramco Inc *	50	3,250
James River Coal Co *	968	23,396
Key Energy Services Inc *	269	4,183
Kodiak Oil & Gas Corp * (Canada)	6,114	40,964
L&L Energy Inc *	659	4,560
Lufkin Industries Inc	1,075	100,480
Magnum Hunter Resources Corp *	2,252	19,300
Matrix Service Co *	122	1,696

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
McMoRan Exploration Co *	3,598	$63,720
Newpark Resources Inc *	167	1,313
Northern Oil & Gas Inc *	1,941	51,825
Oasis Petroleum Inc *	887	28,047
OYO Geospace Corp *	125	12,322
Panhandle Oil & Gas Inc ‘A’	273	8,640
PetroQuest Energy Inc *	349	3,267
RAM Energy Resources Inc *	2,074	4,314
Rentech Inc *	7,515	9,394
Resolute Energy Corp *	103	1,868
Rex Energy Corp *	155	1,806
RigNet Inc *	85	1,545
Rosetta Resources Inc *	1,142	54,291
RPC Inc	1,540	38,993
Scorpio Tankers Inc *	565	5,831
Stone Energy Corp *	83	2,770
Syntroleum Corp *	2,158	4,877
Targa Resources Corp	212	7,683
TETRA Technologies Inc *	225	3,465
TransAtlantic Petroleum Ltd * (Bermuda)	5,073	15,726
Uranium Energy Corp *	2,030	8,100
Vaalco Energy Inc *	182	1,412
Venoco Inc *	131	2,239
Warren Resources Inc *	354	1,802
World Fuel Services Corp	1,364	55,392

		1,352,595

Financials - 4.6%

Acadia Realty Trust REIT	281	5,317
Advance America Cash Advance Centers Inc	226	1,198
Alexander’s Inc REIT	53	21,568
Artio Global Investors Inc	1,229	19,861
Associated Estates Realty Corp REIT	998	15,848
Bank of the Ozarks Inc	58	2,535
BGC Partners Inc ‘A’	2,101	19,518
Bridge Bancorp Inc	59	1,320
Cash America International Inc	464	21,367
CNO Financial Group Inc *	583	4,378
Cohen & Steers Inc	470	13,950
Compass Diversified Holdings	112	1,651
Crawford & Co ‘B’	999	4,755
Credit Acceptance Corp *	193	13,695
Diamond Hill Investment Group Inc	70	5,600
Dollar Financial Corp *	1,526	31,664
Duff & Phelps Corp ‘A’	1,010	16,140
DuPont Fabros Technology Inc REIT	511	12,392
EastGroup Properties Inc REIT	442	19,435
eHealth Inc *	764	10,161
Encore Capital Group Inc *	333	7,889
Epoch Holding Corp	422	6,659
Equity Lifestyle Properties Inc REIT	614	35,397
Equity One Inc REIT	195	3,660
Evercore Partners Inc ‘A’	498	17,076
Ezcorp Inc ‘A’ *	1,543	48,435
FelCor Lodging Trust Inc REIT *	1,655	10,145
Financial Engines Inc *	439	12,099
First American Financial Corp	196	3,234
First Cash Financial Services Inc *	1,131	43,657
First Financial Bankshares Inc	306	15,719
FXCM Inc ‘A’	164	2,137
GAMCO Investors Inc ‘A’	151	7,000
Getty Realty Corp REIT	363	8,305
GFI Group Inc	1,170	5,873
Gleacher & Co Inc *	1,622	2,822
HFF Inc ‘A’ *	347	5,219
Home Properties Inc REIT	447	26,351
Imperial Holdings Inc *	269	2,730
Investors Bancorp Inc *	178	2,650
JMP Group Inc	29	250
KBW Inc	855	22,392
Kennedy-Wilson Holdings Inc *	731	7,939
Ladenburg Thalmann Financial Services Inc *	3,773	4,339
Life Partners Holdings Inc	270	2,171
LTC Properties Inc REIT	214	6,065
MarketAxess Holdings Inc	958	23,184
Mid-America Apartment Communities Inc REIT	703	45,133
National Health Investors Inc REIT	481	23,050
Nelnet Inc ‘A’	71	1,550
NetSpend Holdings Inc *	500	5,260
Omega Healthcare Investors Inc REIT	719	16,062
optionsXpress Holdings Inc	1,538	28,161
Oritani Financial Corp	701	8,889
Portfolio Recovery Associates Inc *	604	51,419
Potlatch Corp REIT	735	29,547
PS Business Parks Inc REIT	125	7,243
Pzena Investment Management Inc ‘A’	251	1,772
Rodman & Renshaw Capital Group Inc *	438	898
S.Y. Bancorp Inc	49	1,233
Saul Centers Inc REIT	152	6,772
Signature Bank *	1,450	81,780
Stifel Financial Corp *	1,093	78,466
Strategic Hotels & Resorts Inc REIT *	1,249	8,056
Suffolk Bancorp	95	1,993
Tanger Factory Outlet Centers Inc REIT	1,630	42,771
Tejon Ranch Co *	179	6,576
Tower Group Inc	636	15,283
TradeStation Group Inc *	282	1,980
Trustco Bank Corp NY	204	1,210
Universal Health Realty Income Trust REIT	187	7,579
ViewPoint Financial Group	169	2,197
Virtus Investment Partners Inc *	219	12,903
Washington REIT	560	17,410
Westamerica Bancorp	460	23,630
Westwood Holdings Group Inc	178	7,165
World Acceptance Corp *	282	18,386

		1,130,124

Health Care - 18.0%

Abaxis Inc *	870	25,091
ABIOMED Inc *	1,103	16,027
Accretive Health Inc *	363	10,077
Accuray Inc *	2,109	19,044
Acorda Therapeutics Inc *	1,421	32,967
Acura Pharmaceuticals Inc *	230	727
Aegerion Pharmaceuticals Inc *	184	3,049
Affymax Inc *	987	5,794
Affymetrix Inc *	189	985
Air Methods Corp *	389	26,160
Akorn Inc *	2,432	14,033
Alexza Pharmaceuticals Inc *	1,480	2,516
Align Technology Inc *	2,234	45,752
Alimera Sciences Inc *	274	2,137
Alkermes Inc *	882	11,422
Alliance HealthCare Services Inc *	832	3,677
Allos Therapeutics Inc *	2,498	7,919
Almost Family Inc *	274	10,313
Alnylam Pharmaceuticals Inc *	1,238	11,848
Alphatec Holdings Inc *	1,154	3,116
AMAG Pharmaceuticals Inc *	726	12,124
Amedisys Inc *	1,049	36,715
America Service Group Inc	512	13,128
American Medical Systems Holdings Inc *	2,761	59,748
AMERIGROUP Corp *	219	14,071
AMN Healthcare Services Inc *	1,016	8,799
Anacor Pharmaceuticals Inc *	362	2,505
Analogic Corp	309	17,474
Antares Pharma Inc *	2,729	4,912
Anthera Pharmaceuticals Inc *	175	1,183
Aoxing Pharmaceutical Co Inc *	670	1,447

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

Ardea Biosciences Inc *	504	$14,460
Arena Pharmaceuticals Inc *	4,402	6,119
ARIAD Pharmaceuticals Inc *	4,740	35,645
ArQule Inc *	1,644	11,771
Array BioPharma Inc *	1,630	4,988
ArthroCare Corp *	1,064	35,474
AspenBio Pharma Inc *	1,046	889
athenahealth Inc *	1,210	54,607
Atrion Corp	53	9,247
Auxilium Pharmaceuticals Inc *	1,530	32,849
AVANIR Pharmaceuticals Inc ‘A’ *	3,077	12,554
AVEO Pharmaceuticals Inc *	456	6,106
AVI BioPharma Inc *	3,734	6,983
Bio-Reference Labs Inc *	981	22,014
BioCryst Pharmaceuticals Inc *	851	3,225
Biodel Inc *	892	1,873
BioMimetic Therapeutics Inc *	626	8,207
Biosante Pharmaceuticals Inc *	3,458	6,847
BioScrip Inc *	951	4,479
BioSpecifics Technologies Corp *	112	2,856
Biotime Inc *	847	6,310
Bruker Corp *	2,646	55,169
Cadence Pharmaceuticals Inc *	984	9,063
Caliper Life Sciences Inc *	1,501	10,147
CardioNet Inc *	170	814
Catalyst Health Solutions Inc *	1,363	76,233
Celera Corp *	175	1,419
Celldex Therapeutics Inc *	969	3,895
Cepheid Inc *	2,110	59,122
Cerus Corp *	1,781	5,147
Chelsea Therapeutics International Ltd *	1,755	6,845
Chemed Corp	788	52,489
Chindex International Inc *	165	2,648
Clinical Data Inc *	415	12,574
Codexis Inc *	474	5,622
Complete Genomics Inc *	181	1,634
Computer Programs & Systems Inc	334	21,470
Conceptus Inc *	1,073	15,505
Continucare Corp *	622	3,328
Corcept Therapeutics Inc *	1,099	4,671
Corvel Corp *	241	12,816
Cubist Pharmaceuticals Inc *	2,155	54,392
Cumberland Pharmaceuticals Inc *	341	1,886
Curis Inc *	2,622	8,522
Cyberonics Inc *	1,045	33,241
Cytokinetics Inc *	2,038	3,037
Cytori Therapeutics Inc *	1,836	14,376
CytRx Corp *	4,392	3,865
Delcath Systems Inc *	1,450	10,686
Depomed Inc *	2,064	20,723
DexCom Inc *	2,347	36,425
Dionex Corp *	625	73,781
DURECT Corp *	3,009	10,832
Dyax Corp *	3,539	5,698
Dynavax Technologies Corp *	3,230	8,915
Emergent BioSolutions Inc *	733	17,709
Emeritus Corp *	888	22,608
Endocyte Inc *	329	2,820
Endologix Inc *	1,666	11,295
Enzo Biochem Inc *	927	3,884
Enzon Pharmaceuticals Inc *	1,389	15,140
eResearchTechnology Inc *	1,687	11,421
Exact Sciences Corp *	1,504	11,069
Exactech Inc *	160	2,808
ExamWorks Group Inc *	296	6,580
Exelixis Inc *	2,382	26,917
Furiex Pharmaceuticals Inc *	288	4,861
Genomic Health Inc *	477	11,734
Gentiva Health Services Inc *	310	8,689
Geron Corp *	5,225	26,386
Haemonetics Corp *	911	59,707
Halozyme Therapeutics Inc *	3,068	20,586
Hanger Orthopedic Group Inc *	483	12,572
Hansen Medical Inc *	1,651	3,649
HealthSouth Corp *	3,210	80,186
HeartWare International Inc *	339	28,995
Hi-Tech Pharmacal Co Inc *	314	6,321
HMS Holdings Corp *	958	78,412
ICU Medical Inc *	102	4,466
Idenix Pharmaceuticals Inc *	1,074	3,566
Immucor Inc *	2,723	53,861
ImmunoGen Inc *	2,695	24,444
Immunomedics Inc *	2,262	8,641
Impax Laboratories Inc *	2,067	52,605
Incyte Corp Ltd *	3,109	49,278
Infinity Pharmaceuticals Inc *	368	2,164
Inhibitex Inc *	1,742	6,306
Inovio Pharmaceuticals Inc *	2,321	2,553
Inspire Pharmaceuticals Inc *	2,241	8,874
Insulet Corp *	1,729	35,652
Integra LifeSciences Holdings Corp *	743	35,233
InterMune Inc *	1,729	81,592
Invacare Corp	50	1,556
IPC The Hospitalist Co Inc *	627	28,472
IRIS International Inc *	547	4,934
Ironwood Pharmaceuticals Inc ‘A’ *	680	9,520
Isis Pharmaceuticals Inc *	3,280	29,651
Jazz Pharmaceuticals Inc *	486	15,479
Kensey Nash Corp *	239	5,953
Keryx Biopharmaceuticals Inc *	1,802	9,010
Landauer Inc	318	19,563
LCA-Vision Inc *	721	4,867
Lexicon Pharmaceuticals Inc *	1,845	3,100
LHC Group Inc *	524	15,720
Ligand Pharmaceuticals Inc ‘B’ *	629	6,290
Luminex Corp *	1,326	24,876
MAKO Surgical Corp *	1,225	29,645
MannKind Corp *	2,242	8,183
MAP Pharmaceuticals Inc *	581	8,012
Masimo Corp	1,990	65,869
MedAssets Inc *	1,648	25,165
Medidata Solutions Inc *	635	16,237
Medivation Inc *	1,365	25,444
MELA Sciences Inc *	755	2,658
Merge Healthcare Inc *	2,370	11,566
Meridian Bioscience Inc	1,502	36,033
Merit Medical Systems Inc *	871	17,089
Metabolix Inc *	842	8,849
Metropolitan Health Networks Inc *	1,389	6,570
Micromet Inc *	3,941	22,109
Molina Healthcare Inc *	353	14,120
Momenta Pharmaceuticals Inc *	1,724	27,325
MWI Veterinary Supply Inc *	444	35,822
Nabi Biopharmaceuticals *	1,327	7,710
Nanosphere Inc *	474	1,541
National Research Corp	47	1,595
Natus Medical Inc *	971	16,313
Nektar Therapeutics *	4,035	38,211
Neogen Corp *	808	33,435
Neostem Inc *	1,354	2,329
Neuralstem Inc *	1,932	3,478
Neurocrine Biosciences Inc *	1,674	12,706
NeurogesX Inc *	553	2,240
Novavax Inc *	2,959	7,664
NPS Pharmaceuticals Inc *	2,309	22,097
NuVasive Inc *	1,427	36,132
NxStage Medical Inc *	1,031	22,661
Nymox Pharmaceutical Corp * (Canada)	589	4,647
Obagi Medical Products Inc *	556	7,028
Omeros Corp *	635	5,080

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Omnicell Inc *	1,125	$17,145
Onyx Pharmaceuticals Inc *	2,256	79,366
Opko Health Inc *	3,379	12,604
Optimer Pharmaceuticals Inc *	1,820	21,531
OraSure Technologies Inc *	1,563	12,285
Orexigen Therapeutics Inc *	1,051	2,953
Orthofix International NV * (Netherlands)	606	19,671
Orthovita Inc *	1,940	4,132
Osiris Therapeutics Inc *	487	3,536
Owens & Minor Inc	1,817	59,016
Pacific Biosciences of California Inc *	436	6,126
Pain Therapeutics Inc *	1,167	11,157
Palomar Medical Technologies Inc *	402	5,970
PAREXEL International Corp *	2,216	55,178
PDI Inc *	211	1,711
PDL BioPharma Inc	5,132	29,766
Peregrine Pharmaceuticals Inc *	2,243	5,293
Pharmacyclics Inc *	1,509	8,888
Pharmasset Inc *	1,170	92,091
PharMerica Corp *	423	4,839
POZEN Inc *	793	4,258
Progenics Pharmaceuticals Inc *	588	3,634
PSS World Medical Inc *	2,120	57,558
PURE Bioscience Inc *	1,018	1,588
Quality Systems Inc	683	56,921
Questcor Pharmaceuticals Inc *	2,059	29,670
Quidel Corp *	794	9,496
RehabCare Group Inc *	174	6,415
Rigel Pharmaceuticals Inc *	1,748	12,428
Rochester Medical Corp *	292	3,352
Rural/Metro Corp *	634	10,803
Salix Pharmaceuticals Ltd *	2,126	74,474
Sangamo Biosciences Inc *	1,593	13,270
Santarus Inc *	1,831	6,262
Savient Pharmaceuticals Inc *	2,538	26,903
SciClone Pharmaceuticals Inc *	1,308	5,284
Seattle Genetics Inc *	3,441	53,576
Sequenom Inc *	3,662	23,180
SIGA Technologies Inc *	1,426	17,255
Sirona Dental Systems Inc *	1,201	60,242
Solta Medical Inc *	489	1,614
Somaxon Pharmaceuticals Inc *	1,060	3,000
SonoSite Inc *	453	15,094
Spectranetics Corp *	1,124	5,294
Spectrum Pharmaceuticals Inc *	1,727	15,353
Staar Surgical Co *	1,235	6,879
StemCells Inc *	4,573	4,161
Stereotaxis Inc *	1,193	4,617
STERIS Corp	1,983	68,493
Sunrise Senior Living Inc *	2,115	25,232
SurModics Inc *	358	4,475
Syneron Medical Ltd * (Israel)	339	4,421
Synovis Life Technologies Inc *	346	6,636
Synta Pharmaceuticals Corp *	809	4,255
Targacept Inc *	910	24,197
Team Health Holdings Inc *	559	9,771
The Ensign Group Inc	505	16,125
The Medicines Co *	990	16,127
The Providence Service Corp *	459	6,876
Theravance Inc *	2,316	56,094
TomoTherapy Inc *	505	2,308
Transcend Services Inc *	324	7,776
Transcept Pharmaceuticals Inc *	112	917
U.S. Physical Therapy Inc	291	6,501
Unilife Corp *	1,543	8,749
Vanda Pharmaceuticals Inc *	899	6,554
Vascular Solutions Inc *	541	5,902
Vical Inc *	3,515	10,404
Vital Images Inc *	355	4,796
Vivus Inc *	3,047	18,861
Volcano Corp *	1,791	45,850
West Pharmaceutical Services Inc	1,256	56,231
Wright Medical Group Inc *	1,043	17,741
XenoPort Inc *	1,126	6,677
Young Innovations Inc	58	1,821
Zalicus Inc *	2,346	5,677
ZIOPHARM Oncology Inc *	2,666	16,662
Zoll Medical Corp *	766	34,324

		4,453,683

Industrials - 16.1%

3D Systems Corp *	695	33,742
A.O. Smith Corp	1,237	54,849
A123 Systems Inc *	2,552	16,205
AAON Inc	452	14,871
ABM Industries Inc	489	12,416
Acacia Research Corp *	1,304	44,623
Actuant Corp ‘A’	2,457	71,253
Acuity Brands Inc	1,532	89,607
Advanced Battery Technologies Inc *	1,544	2,995
Aerovironment Inc *	569	19,898
Alaska Air Group Inc *	74	4,693
Albany International Corp ‘A’	168	4,183
Allegiant Travel Co	551	24,139
Altra Holdings Inc *	1,141	26,950
American Reprographics Co *	149	1,542
American Science & Engineering Inc	341	31,495
American Superconductor Corp *	1,881	46,780
APAC Customer Services Inc *	986	5,926
Applied Energetics Inc *	2,732	1,803
Applied Industrial Technologies Inc	1,515	50,389
Astronics Corp *	312	7,853
Avis Budget Group Inc *	3,772	67,557
AZZ Inc	416	18,970
Badger Meter Inc	650	26,786
Barnes Group Inc	1,563	32,635
Barrett Business Services Inc	160	2,570
Beacon Roofing Supply Inc *	1,642	33,612
Belden Inc	1,687	63,347
Blount International Inc *	1,868	29,851
BlueLinx Holdings Inc *	594	2,198
Briggs & Stratton Corp	1,078	24,417
Broadwind Energy Inc *	654	857
CAI International Inc *	157	4,060
Capstone Turbine Corp *	8,517	15,416
Casella Waste Systems Inc ‘A’ *	782	5,607
CBIZ Inc *	829	5,977
Celadon Group Inc *	418	6,788
Cenveo Inc *	2,595	16,945
CLARCOR Inc	1,703	76,516
Clean Harbors Inc *	812	80,112
Coleman Cable Inc *	223	1,976
Colfax Corp *	820	18,819
Consolidated Graphics Inc *	387	21,142
CoStar Group Inc *	749	46,947
CRA International Inc *	59	1,701
Cubic Corp	221	12,707
Deluxe Corp	1,706	45,277
DigitalGlobe Inc *	991	27,778
Dollar Thrifty Automotive Group Inc *	1,045	69,733
DXP Enterprises Inc *	253	5,839
Dynamic Materials Corp	153	4,276
Ener1 Inc *	2,139	6,331
Energy Recovery Inc *	1,128	3,587
EnerNOC Inc *	885	16,912
EnerSys *	463	18,404
Ennis Inc	155	2,640
EnPro Industries Inc *	371	13,475
Exponent Inc *	590	26,320
Flow International Corp *	1,575	6,914

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Forward Air Corp	1,205	$36,909
Franklin Covey Co *	426	3,689
Franklin Electric Co Inc	900	41,580
FuelCell Energy Inc *	3,876	8,295
Furmanite Corp *	1,641	13,128
Generac Holdings Inc *	270	5,478
Genesee & Wyoming Inc ‘A’ *	1,372	79,850
GeoEye Inc *	803	33,389
Global Defense Technology & Systems Inc *	57	1,381
GP Strategies Corp *	138	1,877
GrafTech International Ltd *	4,274	88,173
Graham Corp	307	7,350
Great Lakes Dredge & Dock Co	746	5,692
Hawaiian Holdings Inc *	368	2,212
Healthcare Services Group Inc	2,402	42,227
Heartland Express Inc	1,788	31,397
HEICO Corp	1,057	66,084
Heidrick & Struggles International Inc	44	1,225
Herman Miller Inc	2,033	55,887
Hexcel Corp *	2,894	56,983
Higher One Holdings Inc *	225	3,251
HNI Corp	1,612	50,875
Houston Wire & Cable Co	552	8,070
Hub Group Inc ‘A’ *	1,338	48,422
Hudson Highland Group Inc *	1,526	9,919
Huron Consulting Group Inc *	217	6,009
ICF International Inc *	251	5,156
II-VI Inc *	925	46,019
InnerWorkings Inc *	709	5,232
Insituform Technologies Inc ‘A’ *	1,264	33,812
Insperity Inc	880	26,734
Interface Inc ‘A’	1,856	34,317
Interline Brands Inc *	73	1,489
John Bean Technologies Corp	963	18,518
Kadant Inc *	90	2,357
Kaman Corp	488	17,178
Kaydon Corp	1,184	46,401
Kelly Services Inc ‘A’ *	88	1,910
Kforce Inc *	1,046	19,142
Knight Transportation Inc	2,236	43,043
Knoll Inc	1,795	37,623
Korn/Ferry International *	75	1,670
LaBarge Inc *	312	5,522
Lindsay Corp	457	36,112
Marten Transport Ltd	77	1,717
McGrath RentCorp	468	12,762
Meritor Inc *	3,501	59,412
Michael Baker Corp *	30	872
Mine Safety Appliances Co	699	25,632
Mistras Group Inc *	812	13,975
Mueller Industries Inc	171	6,262
Mueller Water Products Inc ‘A’	4,966	22,248
MYR Group Inc *	88	2,105
NACCO Industries Inc ‘A’	227	25,122
National Presto Industries Inc	178	20,057
Navigant Consulting Inc *	396	3,956
NCI Building Systems Inc *	804	10,187
Nordson Corp	1,188	136,691
Old Dominion Freight Line Inc *	1,406	49,337
Omega Flex Inc *	77	1,036
Orbital Sciences Corp *	799	15,117
Orion Marine Group Inc *	972	10,439
Pacer International Inc *	1,304	6,859
Park-Ohio Holdings Corp *	280	5,785
PMFG Inc *	826	17,627
Polypore International Inc *	808	46,525
PowerSecure International Inc *	554	4,764
Quanex Building Products Corp	227	4,456
Raven Industries Inc	565	34,702
RBC Bearings Inc *	896	34,254
Resources Connection Inc	1,635	31,703
Roadrunner Transportation Systems Inc *	186	2,790
Rollins Inc	2,347	47,644
Satcon Technology Corp *	3,719	14,355
Sauer-Danfoss Inc *	446	22,715
Schawk Inc	293	5,696
School Specialty Inc *	191	2,731
SFN Group Inc *	207	2,917
Simpson Manufacturing Co Inc	1,330	39,182
Standard Parking Corp *	597	10,603
Standex International Corp	65	2,463
Steelcase Inc ‘A’	270	3,073
Sun Hydraulics Corp	421	18,145
SYKES Enterprises Inc *	132	2,610
TAL International Group Inc	124	4,497
Taser International Inc *	2,571	10,464
Teledyne Technologies Inc *	382	19,753
Tennant Co	747	31,404
Tetra Tech Inc *	2,385	58,886
Textainer Group Holdings Ltd (Bermuda)	376	13,972
The Advisory Board Co *	593	30,539
The Brink’s Co	1,482	49,069
The Corporate Executive Board Co	1,312	52,965
The Dolan Co *	456	5,536
The Geo Group Inc *	1,187	30,435
The Gorman-Rupp Co	417	16,426
The Keyw Holding Corp *	148	1,817
The Middleby Corp *	614	57,237
The Standard Register Co	553	1,836
Titan International Inc	201	5,349
Titan Machinery Inc *	126	3,182
Trex Co Inc *	573	18,691
Trimas Corp *	500	10,750
TrueBlue Inc *	937	15,732
United Stationers Inc	545	38,722
UQM Technologies Inc *	1,477	4,401
US Ecology Inc	658	11,469
Viad Corp	100	2,394
Vicor Corp	664	10,949
VSE Corp	65	1,931
Watsco Inc	1,029	71,732
Watts Water Technologies Inc ‘A’	89	3,399
Werner Enterprises Inc	206	5,453
Woodward Inc	2,221	76,758
Xerium Technologies Inc *	198	4,762

		3,971,834

Information Technology - 27.4%

Accelrys Inc *	1,018	8,144
ACI Worldwide Inc *	1,229	40,311
Acme Packet Inc *	1,668	118,361
Actuate Corp *	1,473	7,660
Acxiom Corp *	2,418	34,698
ADTRAN Inc	2,184	92,733
Advanced Analogic Technologies Inc *	291	1,100
Advanced Energy Industries Inc *	962	15,729
Advent Software Inc *	1,101	31,566
American Software Inc ‘A’	714	5,269
Amkor Technology Inc *	4,114	27,728
ANADIGICS Inc *	1,540	6,899
Ancestry.com Inc *	689	24,425
Anixter International Inc	493	34,456
Applied Micro Circuits Corp *	2,551	26,479
Ariba Inc *	3,216	109,794
ARRIS Group Inc *	870	11,084
Aruba Networks Inc *	2,831	95,801
Aspen Technology Inc *	2,285	34,252
ATMI Inc *	62	1,171
AXT Inc *	377	2,703
Benchmark Electronics Inc *	156	2,959

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

BigBand Networks Inc *	645	$1,645
Blackbaud Inc	1,605	43,720
Blackboard Inc *	1,327	48,090
Blue Coat Systems Inc *	1,479	41,649
Bottomline Technologies Inc *	1,349	33,914
Brightpoint Inc *	2,883	31,252
BroadSoft Inc *	199	9,490
Brooks Automation Inc *	1,392	19,112
Cabot Microelectronics Corp *	176	9,196
CACI International Inc ‘A’ *	61	3,741
Calix Inc *	383	7,779
Cardtronics Inc *	1,136	23,118
Cass Information Systems Inc	298	11,708
Cavium Networks Inc *	1,602	71,978
Ceva Inc *	723	19,326
Checkpoint Systems Inc *	620	13,938
Cirrus Logic Inc *	2,503	52,638
Cognex Corp	1,120	31,640
Coherent Inc *	613	35,621
Cohu Inc	139	2,135
CommVault Systems Inc *	1,546	61,654
Computer Task Group Inc *	283	3,761
comScore Inc *	791	23,342
Comtech Telecommunications Corp	402	10,926
Comverge Inc *	998	4,651
Concur Technologies Inc *	1,432	79,404
Conexant Systems Inc *	2,917	6,942
Constant Contact Inc *	991	34,586
Convio Inc *	164	1,904
Cray Inc *	431	2,780
CSG Systems International Inc *	553	11,027
CTS Corp	275	2,970
Cymer Inc *	245	13,862
Daktronics Inc	197	2,118
DDi Corp	533	5,634
DealerTrack Holdings Inc *	1,175	26,978
Deltek Inc *	719	5,464
Demand Media Inc *	100	2,355
DemandTec Inc *	623	8,199
DG FastChannel Inc *	984	31,704
Dice Holdings Inc *	538	8,129
Digi International Inc *	122	1,288
Digimarc Corp *	226	6,531
Digital River Inc *	150	5,614
Diodes Inc *	1,305	44,448
DTS Inc *	650	30,309
Ebix Inc *	1,109	26,228
Echelon Corp *	1,236	12,521
Echo Global Logistics Inc *	358	4,701
Electro Scientific Industries Inc *	79	1,371
Energy Conversion Devices Inc *	291	658
Entegris Inc *	1,418	12,436
Entropic Communications Inc *	2,411	20,373
Envestnet Inc *	151	2,029
Epicor Software Corp *	1,064	11,778
Exar Corp *	161	969
ExlService Holdings Inc *	722	15,270
Extreme Networks Inc *	667	2,335
Fabrinet * (Cayman)	216	4,355
FalconStor Software Inc *	380	1,729
FARO Technologies Inc *	673	26,920
FEI Co *	357	12,038
Finisar Corp *	3,171	78,007
Forrester Research Inc	514	19,681
Fortinet Inc *	1,534	67,496
FSI International Inc *	1,354	5,931
Global Cash Access Holdings Inc *	1,372	4,486
GSI Commerce Inc *	2,509	73,438
GSI Technology Inc *	493	4,481
GT Solar International Inc *	2,117	22,567
Guidance Software Inc *	378	3,168
Harmonic Inc *	826	7,748
Heartland Payment Systems Inc	1,382	24,226
Hittite Microwave Corp *	976	62,240
Hypercom Corp *	1,856	22,328
iGate Corp	807	15,147
Immersion Corp *	1,056	8,068
Infinera Corp *	3,130	26,261
InfoSpace Inc *	129	1,117
Inphi Corp *	131	2,752
Insight Enterprises Inc *	339	5,773
Integrated Device Technology Inc *	3,634	26,783
Integrated Silicon Solution Inc *	819	7,592
Interactive Intelligence Inc *	473	18,310
InterDigital Inc	1,579	75,334
Intermec Inc *	1,025	11,060
Intevac Inc *	341	4,239
IntraLinks Holdings Inc *	317	8,477
IPG Photonics Corp *	962	55,488
Ixia *	1,430	22,708
IXYS Corp *	531	7,131
j2 Global Communications Inc *	1,125	33,199
Jack Henry & Associates Inc	2,973	100,755
JDA Software Group Inc *	278	8,412
Kenexa Corp *	793	21,879
KIT Digital Inc *	966	11,631
Kopin Corp *	727	3,337
Kulicke & Soffa Industries Inc *	2,763	25,834
KVH Industries Inc *	474	7,167
Lattice Semiconductor Corp *	4,705	27,759
Lawson Software Inc *	5,117	61,916
Limelight Networks Inc *	1,450	10,382
Lionbridge Technologies Inc *	1,898	6,510
Liquidity Services Inc *	455	8,126
Littelfuse Inc	672	38,371
LivePerson Inc *	1,530	19,339
Local.com Corp *	799	3,108
LogMeIn Inc *	512	21,586
LoopNet Inc *	585	8,278
Loral Space & Communications Inc *	400	31,020
LTX-Credence Corp *	1,662	15,174
Magma Design Automation Inc *	2,814	19,191
Manhattan Associates Inc *	870	28,466
ManTech International Corp ‘A’ *	737	31,249
Mattson Technology Inc *	2,027	4,946
MAXIMUS Inc	616	50,001
MaxLinear Inc ‘A’ *	209	1,708
Maxwell Technologies Inc *	922	15,923
Mediamind Technologies Inc *	113	1,561
Mentor Graphics Corp *	1,692	24,754
Mercury Computer Systems Inc *	72	1,524
Meru Networks Inc *	189	3,839
Methode Electronics Inc	746	9,012
Micrel Inc	1,912	25,774
Microsemi Corp *	1,187	24,583
MicroStrategy Inc ‘A’ *	329	44,244
Microvision Inc *	3,540	4,673
Mindspeed Technologies Inc *	1,107	9,365
MIPS Technologies Inc *	1,823	19,123
MKS Instruments Inc	804	26,773
MoneyGram International Inc *	2,496	8,561
Monolithic Power Systems Inc *	1,112	15,779
Monotype Imaging Holdings Inc *	775	11,237
MoSys Inc *	1,211	7,278
Motricity Inc *	122	1,834
Move Inc *	6,925	16,551
MTS Systems Corp	668	30,427
Multi-Fineline Electronix Inc *	275	7,760
Nanometrics Inc *	608	10,999
NCI Inc ‘A’ *	261	6,361

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
NETGEAR Inc *	1,242	$40,290
Netlogic Microsystems Inc *	2,293	96,352
NetScout Systems Inc *	1,106	30,216
NetSuite Inc *	739	21,490
Network Engines Inc *	1,508	3,061
Network Equipment Technologies Inc *	1,109	4,181
Newport Corp *	351	6,258
NIC Inc	2,074	25,842
NVE Corp *	233	13,127
Oclaro Inc *	1,860	21,409
OmniVision Technologies Inc *	1,574	55,924
Online Resources Corp *	261	987
OpenTable Inc *	584	62,108
Openwave Systems Inc *	3,061	6,551
Oplink Communications Inc *	274	5,340
Opnet Technologies Inc	528	20,587
OSI Systems Inc *	407	15,275
Parametric Technology Corp *	4,138	93,064
Park Electrochemical Corp	565	18,221
PDF Solutions Inc *	868	5,772
Pegasystems Inc	587	22,271
Perficient Inc *	488	5,861
Pericom Semiconductor Corp *	94	975
Plantronics Inc	1,812	66,355
Plexus Corp *	1,475	51,713
PLX Technology Inc *	1,082	3,949
Power Integrations Inc	892	34,190
Power-One Inc *	2,726	23,852
Presstek Inc *	1,263	2,627
Progress Software Corp *	2,435	70,834
PROS Holdings Inc *	738	10,753
Pulse Electronics Corp	2,043	12,360
QAD Inc ‘A’ *	141	1,519
QAD Inc ‘B’ *	35	361
QLIK Technologies Inc *	435	11,310
Quantum Corp *	7,377	18,590
Quest Software Inc *	1,983	50,348
QuinStreet Inc *	321	7,296
Rackspace Hosting Inc *	3,448	147,747
Radiant Systems Inc *	1,125	19,912
RadiSys Corp *	598	5,179
RealD Inc *	213	5,828
RealPage Inc *	395	10,953
Renaissance Learning Inc	405	4,759
RF Micro Devices Inc *	9,901	63,465
Richardson Electronics Ltd	135	1,779
RightNow Technologies Inc *	831	26,010
Riverbed Technology Inc *	4,792	180,419
Rofin-Sinar Technologies Inc *	435	17,182
Rogers Corp *	181	8,156
Rosetta Stone Inc *	397	5,244
Rubicon Technology Inc *	583	16,137
Rudolph Technologies Inc *	1,073	11,739
Saba Software Inc *	878	8,613
Sanmina-SCI Corp *	2,915	32,677
Sapient Corp *	3,973	45,491
SAVVIS Inc *	1,344	49,849
SeaChange International Inc *	511	4,855
Semtech Corp *	2,308	57,746
ShoreTel Inc *	1,488	12,246
Sigma Designs Inc *	144	1,865
Silicon Graphics International Corp *	61	1,305
Silicon Image Inc *	2,080	18,658
SMART Modular Technologies Inc * (Cayman)	1,415	10,995
Smith Micro Software Inc *	950	8,892
SolarWinds Inc *	1,262	29,607
Sonus Networks Inc *	6,414	24,117
Sourcefire Inc *	1,101	30,289
Spansion Inc ‘A’ *	491	9,167
Spectrum Control Inc *	136	2,676
SPS Commerce Inc *	136	2,109
SRA International Inc ‘A’ *	94	2,666
SRS Labs Inc *	338	2,887
SS&C Technologies Holdings Inc *	431	8,801
Stamps.com Inc	328	4,379
Standard Microsystems Corp *	237	5,844
STEC Inc *	1,536	30,858
Stratasys Inc *	800	37,600
SuccessFactors Inc *	2,397	93,699
Super Micro Computer Inc *	1,081	17,339
Supertex Inc *	318	7,085
support.com Inc *	1,578	8,190
Synaptics Inc *	1,207	32,613
Synchronoss Technologies Inc *	848	29,468
Syntel Inc	492	25,697
Take-Two Interactive Software Inc *	180	2,767
Taleo Corp ‘A’ *	1,442	51,407
TechTarget Inc *	281	2,504
Tekelec *	307	2,493
TeleCommunication Systems Inc ‘A’ *	750	3,090
TeleNav Inc *	219	2,600
TeleTech Holdings Inc *	1,168	22,636
Terremark Worldwide Inc *	2,125	40,375
Tessco Technologies Inc	88	1,012
Tessera Technologies Inc *	973	17,767
The Hackett Group Inc *	582	2,235
The Knot Inc *	554	6,676
The Ultimate Software Group Inc *	888	52,170
THQ Inc *	701	3,197
TIBCO Software Inc *	5,807	158,241
Tier Technologies Inc *	239	1,315
TiVo Inc *	4,268	37,388
TNS Inc *	902	14,044
Travelzoo Inc *	205	13,651
TriQuint Semiconductor Inc *	5,557	71,741
TTM Technologies Inc *	633	11,495
Tyler Technologies Inc *	1,004	23,805
Ultra Clean Holdings Inc *	751	7,765
Ultratech Inc *	658	19,345
Unisys Corp *	600	18,732
United Online Inc	622	3,922
Universal Display Corp *	1,251	68,855
ValueClick Inc *	2,306	33,345
VASCO Data Security International Inc *	731	10,037
Veeco Instruments Inc *	1,495	76,006
VeriFone Systems Inc *	3,072	168,806
ViaSat Inc *	403	16,056
Viasystems Group Inc *	85	2,320
VirnetX Holding Corp	1,380	27,476
Virtusa Corp *	215	4,027
Vocus Inc *	598	15,464
Volterra Semiconductor Corp *	865	21,478
Wave Systems Corp ‘A’ *	2,908	9,102
Websense Inc *	1,577	36,224
Wright Express Corp *	1,373	71,176
Xyratex Ltd * (Bermuda)	1,045	11,683
Zix Corp *	2,124	7,816
Zoran Corp *	158	1,642

		6,754,516

Materials - 4.9%

AEP Industries Inc *	61	1,813
Allied Nevada Gold Corp *	2,705	95,973
AMCOL International Corp	1,020	36,700
Arch Chemicals Inc	463	19,256
Balchem Corp	1,046	39,246
Calgon Carbon Corp *	2,237	35,524
Capital Gold Corp *	2,151	13,831
Clearwater Paper Corp *	316	25,722
Coeur d’Alene Mines Corp *	181	6,295

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Deltic Timber Corp	452	$30,212
Ferro Corp *	1,307	21,683
General Moly Inc *	2,422	13,030
Globe Specialty Metals Inc	2,247	51,142
Golden Star Resources Ltd (XASE) * (Canada)	9,336	27,728
H.B. Fuller Co	114	2,449
Hawkins Inc	234	9,613
Haynes International Inc	46	2,551
Innophos Holdings Inc	249	11,481
Jaguar Mining Inc * (Canada)	2,860	14,929
KMG Chemicals Inc	206	4,050
Koppers Holdings Inc	828	35,356
Kraton Performance Polymers Inc *	329	12,584
LSB Industries Inc *	596	23,625
Materion Corp *	44	1,795
Metals USA Holdings Corp *	240	3,929
Minerals Technologies Inc	49	3,357
Molycorp Inc *	432	25,929
Neenah Paper Inc	221	4,855
NewMarket Corp	362	57,276
Noranda Aluminium Holding Corp *	481	7,720
Olin Corp	1,631	37,382
OMNOVA Solutions Inc *	1,544	12,151
PolyOne Corp	2,384	33,877
Quaker Chemical Corp	367	14,742
Rock-Tenn Co ‘A’	471	32,664
Rockwood Holdings Inc *	1,393	68,563
RTI International Metals Inc *	132	4,112
Schweitzer-Mauduit International Inc	670	33,909
Senomyx Inc *	1,862	11,246
Silgan Holdings Inc	942	35,928
Solutia Inc *	4,395	111,633
Spartech Corp *	439	3,183
Stepan Co	278	20,155
Stillwater Mining Co *	1,563	35,840
STR Holdings Inc *	1,133	21,731
Thompson Creek Metals Co Inc * (Canada)	615	7,712
United States Lime & Minerals Inc *	107	4,335
US Gold Corp *	3,879	34,252
Verso Paper Corp *	388	2,076
W.R. Grace & Co *	391	14,971
Wausau Paper Corp	172	1,314
Worthington Industries Inc	1,230	25,732
Zep Inc	756	13,162

		1,220,324

Telecommunication Services - 1.0%

AboveNet Inc	823	53,380
Alaska Communications Systems Group Inc	1,524	16,231
Atlantic Tele-Network Inc	294	10,934
Cbeyond Inc *	904	10,550
Cincinnati Bell Inc *	2,258	6,051
Cogent Communications Group Inc *	1,892	26,999
Consolidated Communications Holdings Inc	662	12,399
Global Crossing Ltd * (Bermuda)	580	8,074
Hughes Communications Inc *	197	11,755
ICO Global Communications Holdings Ltd *	1,847	4,931
Neutral Tandem Inc *	1,106	16,313
NTELOS Holdings Corp	1,072	19,735
PAETEC Holding Corp *	2,918	9,746
Shenandoah Telecommunications Co	1,083	19,559
USA Mobility Inc	391	5,666
Vonage Holdings Corp *	1,525	6,954

		239,277

Utilities - 0.1%

American DG Energy Inc *	397	866
Cadiz Inc *	390	4,754
Otter Tail Corp	80	1,818
South Jersey Industries Inc	168	9,403

		16,841

Total Common Stocks
(Cost $16,891,254)		23,684,740

EXCHANGE-TRADED FUND - 1.9%

iShares Russell 2000 Growth Index Fund	4,933	470,312

Total Exchange-Traded Fund
(Cost $449,533)		470,312

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $543,009; collateralized by Federal Home Loan Bank: 1.125% due 05/18/12 and value $556,188)	$543,009	543,009

Total Short-Term Investment
(Cost $543,009)		543,009

TOTAL INVESTMENTS - 100.2%
(Cost $17,883,796)		24,698,061

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(51,608)

NET ASSETS - 100.0%		$24,646,453

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2011, $28,500 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Investments with a total aggregate value of $1,282 or less than 0.1% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(d)	As of March 31, 2011, less than 0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager under the Fund’s policy.

(e)	Open futures contracts outstanding as of March 31, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (06/11)	6	$489,376	$15,644

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$3,862,231	$3,860,949	$-	$1,282
	Consumer Staples	683,315	683,315	-	-
	Energy	1,352,595	1,352,595	-	-
	Financials	1,130,124	1,130,124	-	-
	Health Care	4,453,683	4,453,683	-	-
	Industrials	3,971,834	3,971,834	-	-
	Information Technology	6,754,516	6,754,516	-	-
	Materials	1,220,324	1,220,324	-	-
	Telecommunication Services	239,277	239,277	-	-
	Utilities	16,841	16,841	-	-

		23,684,740	23,683,458	-	1,282
	Exchange-Traded Fund	470,312	470,312	-	-
	Short-Term Investment	543,009	-	543,009	-
	Derivatives:
	Equity Contracts
	Futures	15,644	15,644	-	-

	Total	$24,713,705	$24,169,414	$543,009	$1,282

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in the Supplemental Notes to Schedules of Investments) for the period ended March 31, 2011:

	Common
	Stocks
	Consumer
	Discretionary	Total
Value, Beginning of Period	$1,924	$1,924
Purchases	-	-
Sales	-	-
Total Net Realized Gains (Losses)	-	-
Total Change in Net Unrealized Depreciation	(642)	(642)
Transfers In	-	-
Transfers Out	-	-

Value, End of Period	$1,282	$1,282

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($642)	($642)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 96.8%

Consumer Discretionary - 9.0%

1-800-FLOWERS.COM Inc ‘A’ *	1,090	$3,597
99 Cents Only Stores *	234	4,586
AFC Enterprises Inc *	232	3,510
AH Belo Corp ‘A’ *	778	6,504
America’s Car-Mart Inc *	195	5,027
American Apparel Inc *	925	892
American Greetings Corp ‘A’	1,587	37,453
Arctic Cat Inc *	516	8,024
Ascena Retail Group Inc *	187	6,061
Ascent Media Corp ‘A’ *	598	29,212
Audiovox Corp ‘A’ *	899	7,192
Barnes & Noble Inc	1,644	15,108
Beazer Homes USA Inc *	3,245	14,830
bebe Stores Inc	1,090	6,377
Biglari Holdings Inc *	57	24,142
Bluegreen Corp *	509	2,092
Blyth Inc	158	5,133
Bob Evans Farms Inc	1,297	42,282
Books-A-Million Inc	241	995
Boyd Gaming Corp *	2,312	21,663
Brown Shoe Co Inc	573	7,002
Build-A-Bear Workshop Inc *	622	3,763
Cabela’s Inc *	1,786	44,668
Callaway Golf Co	3,334	22,738
Carmike Cinemas Inc *	155	1,108
Cavco Industries Inc *	225	10,161
Charming Shoppes Inc *	4,971	21,176
Christopher & Banks Corp	678	4,393
Churchill Downs Inc	395	16,392
Cinemark Holdings Inc	2,454	47,485
CKX Inc *	1,736	7,326
Collective Brands Inc *	973	20,997
Columbia Sportswear Co	488	28,997
Conn’s Inc *	619	2,773
Core-Mark Holding Co Inc *	423	13,980
Cracker Barrel Old Country Store Inc	75	3,686
Crown Media Holdings Inc ‘A’ *	757	1,756
CSS Industries Inc	292	5,504
Cumulus Media Inc ‘A’ *	821	3,563
Dana Holding Corp *	429	7,460
Delta Apparel Inc *	176	2,515
Dex One Corp *	2,128	10,300
Dillard’s Inc ‘A’	1,746	70,050
Domino’s Pizza Inc *	1,161	21,397
Drew Industries Inc	543	12,125
Entercom Communications Corp ‘A’ *	137	1,510
Ethan Allen Interiors Inc	823	18,024
EW Scripps Co ‘A’ *	1,293	12,801
Exide Technologies *	2,458	27,480
Fisher Communications Inc *	340	10,567
Fred’s Inc ‘A’	1,723	22,950
Furniture Brands International Inc *	1,915	8,713
Gaiam Inc ‘A’	740	4,884
Gaylord Entertainment Co *	1,562	54,170
Genesco Inc *	929	37,346
Gray Television Inc *	1,777	3,678
Group 1 Automotive Inc	817	34,968
Haverty Furniture Cos Inc	685	9,083
Helen of Troy Ltd * (Bermuda)	1,317	38,720
Hooker Furniture Corp	431	5,155
Hot Topic Inc	980	5,586
Hovnanian Enterprises Inc ‘A’ *	3,268	11,536
Iconix Brand Group Inc *	3,247	69,746
Isle of Capri Casinos Inc *	669	6,356
Jack in the Box Inc *	145	3,289
JAKKS Pacific Inc *	1,400	27,090
Johnson Outdoors Inc ‘A’ *	142	2,157
Journal Communications Inc ‘A’ *	1,793	10,758
K-Swiss Inc ‘A’ *	494	5,567
Kenneth Cole Productions Inc ‘A’ *	174	2,257
Kid Brands Inc *	420	3,087
La-Z-Boy Inc *	2,275	21,726
Libbey Inc *	866	14,289
Life Time Fitness Inc *	221	8,246
Lifetime Brands Inc *	411	6,165
LIN TV Corp ‘A’ *	1,248	7,401
Lions Gate Entertainment Corp * (Canada)	869	5,431
Lithia Motors Inc ‘A’	810	11,810
Live Nation Entertainment Inc *	6,387	63,870
LodgeNet Interactive Corp *	852	3,101
M/I Homes Inc *	791	11,857
Mac-Gray Corp	452	7,291
Marcus Corp	853	9,298
MarineMax Inc *	964	9,505
McCormick & Schmick’s Seafood Restaurants Inc *	298	2,152
Media General Inc ‘A’ *	761	5,236
Meritage Homes Corp *	1,380	33,299
Modine Manufacturing Co *	1,983	32,006
Monarch Casino & Resort Inc *	286	2,974
Morgans Hotel Group Co *	541	5,302
Movado Group Inc *	675	9,909
Multimedia Games Inc *	1,000	5,730
New York & Co Inc *	1,106	7,753
Nexstar Broadcasting Group Inc ‘A’ *	409	3,546
O’Charley’s Inc *	799	4,770
OfficeMax Inc *	2,290	29,633
Orient-Express Hotels Ltd ‘A’ * (Bermuda)	4,440	54,923
Outdoor Channel Holdings Inc *	560	4,178
Pacific Sunwear of California Inc *	2,985	10,776
Papa John’s International Inc *	176	5,574
Penske Automotive Group Inc *	1,182	23,664
Perry Ellis International Inc *	457	12,577
Pinnacle Entertainment Inc *	2,471	33,655
PRIMEDIA Inc	478	2,328
Quiksilver Inc *	5,594	24,725
Radio One Inc ‘D’ *	1,037	2,022
RC2 Corp *	859	24,138
Red Lion Hotels Corp *	475	3,895
Red Robin Gourmet Burgers Inc *	680	18,292
Regis Corp	2,422	42,966
Rent-A-Center Inc	2,891	100,925
Ruby Tuesday Inc *	2,814	36,892
Saks Inc *	5,939	67,170
Sally Beauty Holdings Inc *	389	5,450
Scholastic Corp	1,173	31,718
Scientific Games Corp ‘A’ *	1,666	14,561
Sealy Corp *	1,018	2,586
Select Comfort Corp *	372	4,486
Shoe Carnival Inc *	312	8,752
Sinclair Broadcast Group Inc ‘A’	1,873	23,487
Skyline Corp	270	5,414
Sonic Automotive Inc ‘A’	1,473	20,637
Spartan Motors Inc	1,445	9,913
Speedway Motorsports Inc	441	7,047
Stage Stores Inc	1,810	34,788
Standard Motor Products Inc	705	9,750
Standard Pacific Corp *	4,695	17,512
Stein Mart Inc	592	5,985
Steinway Musical Instruments Inc *	195	4,331
Stewart Enterprises Inc ‘A’	3,533	26,992
Summit Hotel Properties Inc REIT *	1,027	10,208
Superior Industries International Inc	777	19,922
The Bon-Ton Stores Inc *	336	5,208
The Buckle Inc	46	1,858
The Children’s Place Retail Stores Inc *	100	4,983

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
The Finish Line Inc ‘A’	1,550	$30,767
The Jones Group Inc	3,989	54,849
The Men’s Wearhouse Inc	2,352	63,645
The Pep Boys-Manny, Moe & Jack	2,249	28,585
The Ryland Group Inc	1,891	30,067
The Talbots Inc *	380	2,295
The Timberland Co ‘A’ *	495	20,439
The Wet Seal Inc ‘A’ *	1,121	4,798
Tuesday Morning Corp *	1,249	6,120
Unifi Inc *	571	9,707
Universal Electronics Inc *	364	10,760
Vail Resorts Inc *	1,594	77,723
Vera Bradley Inc *	165	6,965
Warner Music Group Corp *	1,333	9,024
West Marine Inc *	709	7,395
Weyco Group Inc	139	3,400
World Wrestling Entertainment Inc ‘A’	119	1,496

		2,508,096

Consumer Staples - 2.8%

Alico Inc	117	3,132
Alliance One International Inc *	3,815	15,336
B&G Foods Inc	939	17,625
Cal-Maine Foods Inc	46	1,357
Casey’s General Stores Inc	1,013	39,507
Central Garden & Pet Co ‘A’ *	2,307	21,247
Chiquita Brands International Inc *	1,927	29,560
Darling International Inc *	1,291	19,843
Dole Food Co Inc *	1,501	20,459
Elizabeth Arden Inc *	1,040	31,210
Farmer Bros. Co	244	2,957
Fresh Del Monte Produce Inc (Cayman)	1,695	44,256
Griffin Land & Nurseries Inc	113	3,636
Harbinger Group Inc *	316	1,646
Imperial Sugar Co	467	6,230
Ingles Markets Inc ‘A’	520	10,301
John B. Sanfilippo & Son Inc *	294	3,440
MGP Ingredients Inc	471	4,107
Nash Finch Co	526	19,956
Nutraceutical International Corp *	442	6,621
Oil-Dri Corp of America	195	4,154
Pilgrim’s Pride Corp *	1,135	8,751
Prestige Brands Holdings Inc *	1,836	21,114
Revlon Inc ‘A’ *	256	4,063
Rite Aid Corp *	22,208	23,540
Ruddick Corp	895	34,538
Sanderson Farms Inc	90	4,133
Schiff Nutrition International Inc	334	3,043
Seneca Foods Corp ‘A’ *	354	10,574
Smart Balance Inc *	1,464	6,720
Spartan Stores Inc	1,033	15,278
Spectrum Brands Holdings Inc *	785	21,792
Susser Holdings Corp *	294	3,848
The Andersons Inc	784	38,197
The Fresh Market Inc *	512	19,323
The Hain Celestial Group Inc *	1,957	63,172
The Pantry Inc *	907	13,451
Tootsie Roll Industries Inc	98	2,775
TreeHouse Foods Inc *	1,544	87,807
Universal Corp	1,055	45,935
Vector Group Ltd	704	12,172
Village Super Market Inc ‘A’	129	3,754
Weis Markets Inc	497	20,109
Winn-Dixie Stores Inc *	2,391	17,072

		787,741

Energy - 8.3%

Abraxas Petroleum Corp *	2,536	14,836
Alon USA Energy Inc	267	3,658
Approach Resources Inc *	750	25,200
ATP Oil & Gas Corp *	1,898	34,373
Basic Energy Services Inc *	1,059	27,015
Berry Petroleum Co ‘A’	2,216	111,797
Bill Barrett Corp *	1,979	78,982
BPZ Resources Inc *	3,441	18,272
Bristow Group Inc *	1,538	72,747
Cal Dive International Inc *	4,034	28,157
Cheniere Energy Inc *	1,634	15,213
Cloud Peak Energy Inc *	1,068	23,058
Complete Production Services Inc *	3,380	107,518
Contango Oil & Gas Co *	167	10,561
Crosstex Energy Inc	1,855	18,457
CVR Energy Inc *	1,316	30,479
Dawson Geophysical Co *	329	14,436
Delek US Holdings Inc	726	9,845
Delta Petroleum Corp *	10,216	9,297
DHT Holdings Inc	2,742	13,189
Energy Partners Ltd *	1,351	24,318
Gastar Exploration Ltd * (Canada)	2,296	11,159
General Maritime Corp	3,372	6,913
Georesources Inc *	729	22,796
Global Geophysical Services Inc *	336	4,859
Global Industries Ltd *	4,293	42,028
GMX Resources Inc *	2,662	16,425
Golar LNG Ltd (Bermuda)	1,474	37,705
Goodrich Petroleum Corp *	1,114	24,753
Green Plains Renewable Energy Inc *	789	9,484
Gulf Island Fabrication Inc	627	20,171
GulfMark Offshore Inc ‘A’ *	1,026	45,667
Harvest Natural Resources Inc *	1,473	22,448
Helix Energy Solutions Group Inc *	4,555	78,346
Hercules Offshore Inc *	4,986	32,957
Hornbeck Offshore Services Inc *	978	30,171
International Coal Group Inc *	5,777	65,280
James River Coal Co *	291	7,033
Key Energy Services Inc *	5,211	81,031
Knightsbridge Tankers Ltd (Bermuda)	1,069	26,768
Matrix Service Co *	934	12,983
Miller Petroleum Inc *	993	4,965
Natural Gas Services Group Inc *	499	8,862
Newpark Resources Inc *	3,753	29,499
Nordic American Tanker Shipping Ltd (Bermuda)	1,999	49,655
Oasis Petroleum Inc *	1,036	32,758
Overseas Shipholding Group Inc	1,082	34,775
Parker Drilling Co *	4,973	34,363
Patriot Coal Corp *	3,419	88,313
Penn Virginia Corp	1,943	32,953
Petroleum Development Corp *	1,042	50,026
PetroQuest Energy Inc *	2,001	18,729
PHI Inc *	539	11,923
Pioneer Drilling Co *	2,466	34,031
Resolute Energy Corp *	1,499	27,192
REX American Resources Corp *	263	4,197
Rex Energy Corp *	1,172	13,654
Rosetta Resources Inc *	870	41,360
Ship Finance International Ltd (Bermuda)	1,907	39,532
Stone Energy Corp *	1,783	59,499
Swift Energy Co *	1,815	77,464
Targa Resources Corp	400	14,496
Teekay Tankers Ltd ‘A’	2,002	20,941
Tesco Corp * (Canada)	1,308	28,711
TETRA Technologies Inc *	3,007	46,308
Union Drilling Inc *	624	6,396
USEC Inc *	5,173	22,761
Vaalco Energy Inc *	2,096	16,265
Vantage Drilling Co * (Cayman)	6,785	12,213
Venoco Inc *	780	13,330
W&T Offshore Inc	1,390	31,678
Warren Resources Inc *	2,636	13,417

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Western Refining Inc *	2,186	$37,053
Willbros Group Inc *	2,057	22,462
World Fuel Services Corp	1,376	55,879

		2,326,045

Financials - 35.4%

1st Source Corp	695	13,928
1st United Bancorp Inc *	1,102	7,736
Abington Bancorp Inc	875	10,701
Acadia Realty Trust REIT	1,404	26,564
Advance America Cash Advance Centers Inc	2,190	11,607
Agree Realty Corp REIT	446	10,013
Alexander’s Inc REIT	28	11,395
Alliance Financial Corp	182	6,070
Alterra Capital Holdings Ltd (Bermuda)	3,689	82,412
American Assets Trust Inc REIT	1,269	26,992
American Campus Communities Inc REIT	2,852	94,116
American Capital Agency Corp REIT	5,432	158,288
American Capital Ltd *	14,796	146,480
American Equity Investment Life Holding Co	2,481	32,551
American National Bankshares Inc	244	5,492
American Safety Insurance Holdings Ltd * (Bermuda)	475	10,179
Ameris Bancorp *	987	10,028
Amerisafe Inc *	819	18,108
Ames National Corp	348	6,647
AmTrust Financial Services Inc	1,066	20,329
Anworth Mortgage Asset Corp REIT	5,255	37,258
Apollo Commercial Real Estate Finance Inc REIT	837	13,685
Apollo Investment Corp	8,452	101,931
Argo Group International Holdings Ltd (Bermuda)	1,196	39,516
Arlington Asset Investment Corp ‘A’	297	9,041
Arrow Financial Corp	405	10,020
Artio Global Investors Inc	94	1,519
Ashford Hospitality Trust Inc REIT	2,327	25,644
Asset Acceptance Capital Corp *	672	3,609
Associated Estates Realty Corp REIT	820	13,022
Asta Funding Inc	434	3,715
Astoria Financial Corp	3,829	55,023
Avatar Holdings Inc *	447	8,846
Baldwin & Lyons Inc ‘B’	364	8,525
BancFirst Corp	323	13,786
Banco Latinoamericano de Comerico Exterior SA ‘E’ (Panama)	1,329	23,204
Bancorp Rhode Island Inc	229	7,069
Bank Mutual Corp	1,702	7,199
Bank of Marin Bancorp	225	8,397
Bank of the Ozarks Inc	490	21,418
BankFinancial Corp	1,012	9,300
Beneficial Mutual Bancorp Inc *	1,410	12,154
Berkshire Hills Bancorp Inc	667	13,907
BioMed Realty Trust Inc REIT	5,641	107,292
BlackRock Kelso Capital Corp	3,105	31,454
BofI Holding Inc *	334	5,184
Boston Private Financial Holdings Inc	3,286	23,232
Bridge Bancorp Inc	203	4,541
Brookline Bancorp Inc	1,408	14,826
Bryn Mawr Bank Corp	509	10,470
Calamos Asset Management Inc ‘A’	851	14,118
Camden National Corp	324	11,094
Campus Crest Communities Inc REIT	1,272	15,048
Capital City Bank Group Inc	515	6,530
Capital Southwest Corp	115	10,526
CapLease Inc REIT	2,400	13,152
Capstead Mortgage Corp REIT	3,090	39,490
Cardinal Financial Corp	1,254	14,622
Cash America International Inc	869	40,017
Cathay General Bancorp	3,435	58,567
CBL & Associates Properties Inc REIT	5,999	104,503
Cedar Shopping Centers Inc REIT	2,581	15,563
Center Financial Corp *	1,568	11,509
Centerstate Banks Inc	1,125	7,875
Century Bancorp Inc ‘A’	148	3,962
Chatham Lodging Trust REIT	540	8,775
Chemical Financial Corp	1,071	21,345
Chesapeake Lodging Trust REIT	1,101	19,168
Citizens & Northern Corp	533	8,960
Citizens Inc *	1,536	11,213
Citizens Republic Bancorp Inc *	17,728	15,776
City Holding Co	684	24,186
Clifton Savings Bancorp Inc	546	6,481
CNA Surety Corp *	847	21,395
CNB Financial Corp	534	7,748
CNO Financial Group Inc *	8,852	66,479
CoBiz Financial Inc	1,356	9,424
Cogdell Spencer Inc REIT	1,835	10,900
Cohen & Steers Inc	120	3,562
Colonial Properties Trust REIT	3,386	65,180
Colony Financial Inc REIT	754	14,198
Columbia Banking System Inc	1,680	32,206
Community Bank System Inc	1,497	36,332
Community Trust Bancorp Inc	677	18,733
Compass Diversified Holdings	1,442	21,255
CompuCredit Holdings Corp *	445	2,924
Consolidated-Tomoka Land Co	229	7,420
Coresite Realty Corp REIT	833	13,195
Cousins Properties Inc REIT	3,984	33,266
Cowen Group Inc ‘A’ *	1,565	6,276
CreXus Investment Corp REIT	535	6,110
CVB Financial Corp	3,840	35,750
Cypress Sharpridge Investments Inc REIT	3,094	39,232
Danvers Bancorp Inc	823	17,629
DCT Industrial Trust Inc REIT	10,653	59,124
Delphi Financial Group Inc ‘A’	2,152	66,088
DiamondRock Hospitality Co REIT	7,232	80,781
Dime Community Bancshares Inc	1,192	17,594
Donegal Group Inc ‘A’	504	6,738
Doral Financial Corp *	613	674
DuPont Fabros Technology Inc REIT	1,126	27,305
Dynex Capital Inc REIT	1,603	16,126
Eagle Bancorp Inc *	708	9,947
EastGroup Properties Inc REIT	628	27,613
Education Realty Trust Inc REIT	3,252	26,114
EMC Insurance Group Inc	200	4,966
Employers Holdings Inc	1,127	23,284
Encore Bancshares Inc *	359	4,358
Encore Capital Group Inc *	190	4,501
Enstar Group Ltd * (Bermuda)	286	28,566
Enterprise Financial Services Corp	746	10,496
Entertainment Properties Trust REIT	1,994	93,359
Epoch Holding Corp	36	568
Equity Lifestyle Properties Inc REIT	390	22,483
Equity One Inc REIT	1,479	27,761
ESB Financial Corp	392	5,790
ESSA Bancorp Inc	568	7,498
Excel Trust Inc REIT	687	8,100
Extra Space Storage Inc REIT	3,757	77,807
Ezcorp Inc ‘A’ *	168	5,274
F.N.B. Corp	5,287	55,725
FBL Financial Group Inc ‘A’	600	18,432
FBR Capital Markets Corp *	2,209	7,908
Federal Agricultural Mortgage Corp ‘C’	413	7,892
FelCor Lodging Trust Inc REIT *	2,533	15,527
Fifth Street Finance Corp	3,134	41,839
Financial Institutions Inc	588	10,290
First American Financial Corp	4,380	72,270
First Bancorp	604	8,009
First BanCorp PR *	982	4,910

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

First Busey Corp	2,909	$14,778
First Commonwealth Financial Corp	4,490	30,756
First Community Bancshares Inc	668	9,472
First Financial Bancorp	2,588	43,194
First Financial Bankshares Inc	516	26,507
First Financial Corp	554	18,415
First Financial Holdings Inc	799	9,037
First Industrial Realty Trust Inc REIT *	3,399	40,414
First Interstate Bancsystem Inc	515	7,004
First Merchants Corp	1,051	8,692
First Midwest Bancorp Inc	3,156	37,209
First Potomac Realty Trust REIT	2,187	34,445
First South Bancorp Inc	277	1,382
FirstMerit Corp	4,631	79,005
Flagstar Bancorp Inc *	3,034	4,551
Flagstone Reinsurance Holdings SA (Luxembourg)	2,273	20,480
Flushing Financial Corp	1,378	20,532
Forestar Group Inc *	1,576	29,976
Fox Chase Bancorp Inc	182	2,533
FPIC Insurance Group Inc *	374	14,175
Franklin Street Properties Corp REIT	3,269	45,995
FXCM Inc ‘A’	610	7,948
GAMCO Investors Inc ‘A’	100	4,636
German American Bancorp Inc	523	8,990
Getty Realty Corp REIT	565	12,927
GFI Group Inc	1,347	6,762
Glacier Bancorp Inc	3,208	48,280
Gladstone Capital Corp	878	9,930
Gladstone Commercial Corp REIT	475	8,664
Gladstone Investment Corp	970	7,527
Gleacher & Co Inc *	1,883	3,276
Glimcher Realty Trust REIT	4,370	40,422
Global Indemnity PLC * (Ireland)	580	12,748
Golub Capital BDC Inc	334	5,271
Government Properties Income Trust REIT	1,185	31,829
Great Southern Bancorp Inc	414	8,880
Green Bankshares Inc *	431	1,202
Greenlight Capital Re Ltd ‘A’ * (Cayman)	1,220	34,416
Hallmark Financial Services Inc *	447	3,746
Hancock Holding Co	1,024	33,628
Hanmi Financial Corp *	4,394	5,449
Harleysville Group Inc	516	17,095
Harris & Harris Group Inc *	1,482	7,973
Hatteras Financial Corp REIT	3,163	88,944
Healthcare Realty Trust Inc REIT	3,005	68,213
Heartland Financial USA Inc	555	9,435
Hercules Technology Growth Capital Inc	1,879	20,669
Heritage Financial Corp *	584	8,275
Heritage Financial Group Inc	88	1,120
Hersha Hospitality Trust REIT	5,800	34,452
HFF Inc ‘A’ *	304	4,572
Highwoods Properties Inc REIT	2,783	97,433
Hilltop Holdings Inc *	1,733	17,399
Home Bancorp Inc *	329	5,040
Home BancShares Inc	1,012	23,023
Home Federal Bancorp Inc	737	8,682
Home Properties Inc REIT	1,068	62,959
Horace Mann Educators Corp	1,667	28,006
Hudson Pacific Properties Inc REIT	698	10,261
Hudson Valley Holding Corp	595	13,090
IBERIABANK Corp	1,154	69,390
Independent Bank Corp	924	24,957
Infinity Property & Casualty Corp	544	32,363
Inland Real Estate Corp REIT	3,258	31,081
International Bancshares Corp	2,369	43,447
Internet Capital Group Inc *	1,665	23,643
INTL FCStone Inc *	525	13,346
Invesco Mortgage Capital Inc REIT	3,125	68,281
Investment Technology Group Inc *	1,849	33,633
Investors Bancorp Inc *	1,762	26,236
Investors Real Estate Trust REIT	3,253	30,903
iStar Financial Inc REIT *	3,968	36,426
JMP Group Inc	792	6,819
Kansas City Life Insurance Co	160	5,117
KBW Inc	493	12,912
Kearny Financial Corp	653	6,550
Kilroy Realty Corp REIT	2,306	89,542
Kite Realty Group Trust REIT	2,356	12,510
Knight Capital Group Inc ‘A’ *	4,344	58,210
LaBranche & Co Inc *	1,433	5,632
Lakeland Bancorp Inc	933	9,685
Lakeland Financial Corp	812	18,416
LaSalle Hotel Properties REIT	3,301	89,127
Lexington Realty Trust REIT	4,921	46,011
LTC Properties Inc REIT	1,088	30,834
Maiden Holdings Ltd (Bermuda)	2,154	16,133
Main Street Capital Corp	833	15,369
MainSource Financial Group Inc	1,198	11,992
Marlin Business Services Corp *	350	4,319
MB Financial Inc	2,365	49,570
MCG Capital Corp	3,352	21,788
Meadowbrook Insurance Group Inc	2,360	24,426
Medallion Financial Corp	679	5,968
Medical Properties Trust Inc REIT	5,090	58,891
Merchants Bancshares Inc	262	6,938
Meridian Interstate Bancorp Inc *	543	7,629
Metro Bancorp Inc *	928	11,461
MF Global Holdings Ltd *	5,169	42,799
MFA Financial Inc REIT	15,094	123,771
MGIC Investment Corp *	8,862	78,783
Mid-America Apartment Communities Inc REIT	598	38,392
MidSouth Bancorp Inc	369	5,336
MidWestOne Financial Group Inc	261	3,873
Mission West Properties Inc REIT	817	5,368
Monmouth Real Estate Investment Corp ‘A’ REIT	1,567	12,865
Montpelier Re Holdings Ltd (Bermuda)	2,711	47,903
MPG Office Trust Inc REIT *	2,018	7,487
MVC Capital Inc	925	12,691
Nara Bancorp Inc *	1,855	17,845
NASB Financial Inc *	117	1,893
National Bankshares Inc	286	8,265
National Financial Partners Corp *	1,842	27,169
National Health Investors Inc REIT	590	28,273
National Interstate Corp	299	6,234
National Penn Bancshares Inc	5,672	43,901
National Retail Properties Inc REIT	3,548	92,709
National Western Life Insurance Co ‘A’	90	14,603
NBT Bancorp Inc	1,464	33,365
Nelnet Inc ‘A’	1,153	25,170
NetSpend Holdings Inc *	674	7,090
NewAlliance Bancshares Inc	4,572	67,848
Newcastle Investment Corp REIT *	3,365	20,325
NewStar Financial Inc *	1,114	12,165
NGP Capital Resources Co	1,069	10,305
Northfield Bancorp Inc	843	11,633
NorthStar Realty Finance Corp REIT	3,125	16,719
Northwest Bancshares Inc	4,934	61,872
OceanFirst Financial Corp	726	10,128
Ocwen Financial Corp *	3,251	35,826
Old National Bancorp	4,173	44,735
Omega Healthcare Investors Inc REIT	3,394	75,822
OmniAmerican Bancorp Inc *	535	8,474
One Liberty Properties Inc REIT	461	6,952
Oppenheimer Holdings Inc ‘A’	432	14,476
Oriental Financial Group Inc	1,987	24,937
Oritani Financial Corp	1,678	21,277
Orrstown Financial Services Inc	292	8,176

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Pacific Continental Corp	961	$9,793
PacWest Bancorp	1,336	29,058
Park National Corp	530	35,415
Parkway Properties Inc REIT	902	15,334
Peapack-Gladstone Financial Corp	403	5,344
Pebblebrook Hotel Trust REIT	1,645	36,437
PennantPark Investment Corp	1,927	22,970
Penns Woods Bancorp Inc	181	7,046
Pennsylvania REIT	2,390	34,105
Pennymac Mortgage Investment Trust REIT	1,098	20,192
Penson Worldwide Inc *	823	5,522
Peoples Bancorp Inc	382	4,592
PHH Corp *	2,385	51,921
PICO Holdings Inc *	988	29,699
Pinnacle Financial Partners Inc *	1,551	25,654
Piper Jaffray Cos *	669	27,717
Platinum Underwriters Holdings Ltd (Bermuda)	1,719	65,477
Post Properties Inc REIT	2,092	82,111
Potlatch Corp REIT	808	32,482
Presidential Life Corp	1,032	9,835
Primerica Inc	1,014	25,867
Primus Guaranty Ltd * (Bermuda)	753	3,825
PrivateBancorp Inc	2,232	34,127
ProAssurance Corp *	1,327	84,092
Prospect Capital Corp	4,108	50,159
Prosperity Bancshares Inc	1,997	85,412
Provident Financial Services Inc	2,522	37,326
Provident New York Bancorp	2,083	21,497
PS Business Parks Inc REIT	662	38,356
Radian Group Inc	5,780	39,362
RAIT Financial Trust REIT	5,234	12,876
Ramco-Gershenson Properties Trust REIT	1,701	21,314
Redwood Trust Inc REIT	3,326	51,719
Renasant Corp	1,283	21,785
Republic Bancorp Inc ‘A’	404	7,870
Resource Capital Corp REIT	2,317	15,269
Retail Opportunity Investments Corp REIT	1,822	19,933
RLI Corp	829	47,792
Rockville Financial Inc	652	6,800
Roma Financial Corp	505	5,590
S&T Bancorp Inc	1,068	23,037
S.Y. Bancorp Inc	562	14,140
Sabra Health Care REIT Inc	1,161	20,445
Safeguard Scientifics Inc *	774	15,751
Safety Insurance Group Inc	542	24,992
Sanders Morris Harris Group Inc	823	6,592
Sandy Spring Bancorp Inc	1,139	21,026
Saul Centers Inc REIT	100	4,455
SCBT Financial Corp	651	21,665
SeaBright Holdings Inc	942	9,656
Selective Insurance Group Inc	2,258	39,063
Sierra Bancorp	519	5,802
Simmons First National Corp ‘A’	803	21,753
Solar Capital Ltd	244	5,827
Solar Senior Capital Ltd *	262	4,881
Southside Bancshares Inc	692	14,809
Southwest Bancorp Inc *	877	12,445
Sovran Self Storage Inc REIT	1,157	45,759
Starwood Property Trust Inc REIT	3,149	70,223
State Auto Financial Corp	596	10,859
State Bancorp Inc	899	9,341
StellarOne Corp	960	13,632
Sterling Bancorp	1,265	12,663
Sterling Bancshares Inc	4,168	35,886
Stewart Information Services Corp	857	8,981
Stifel Financial Corp *	134	9,620
Strategic Hotels & Resorts Inc REIT *	4,592	29,618
Suffolk Bancorp	293	6,147
Sun Communities Inc REIT	872	31,087
Sunstone Hotel Investors Inc REIT *	5,374	54,761
Susquehanna Bancshares Inc	5,724	53,519
SVB Financial Group *	1,804	102,702
SWS Group Inc	1,164	7,065
Tanger Factory Outlet Centers Inc REIT	1,535	40,278
Taylor Capital Group Inc *	361	3,794
Tejon Ranch Co *	376	13,814
Terreno Realty Corp REIT *	604	10,407
Territorial Bancorp Inc	535	10,657
Texas Capital Bancshares Inc *	1,649	42,858
The Bancorp Inc *	1,223	11,288
The First Bancorp Inc	365	5,566
The First Marblehead Corp *	2,461	5,414
The First of Long Island Corp	354	9,824
The Navigators Group Inc *	522	26,883
The Phoenix Cos Inc *	5,015	13,641
The PMI Group Inc *	6,291	16,986
THL Credit Inc	420	5,741
Thomas Properties Group Inc *	1,591	5,330
TICC Capital Corp	1,385	15,055
Tompkins Financial Corp	341	14,169
Tower Bancorp Inc	424	9,451
Tower Group Inc	857	20,594
TowneBank	989	15,488
TradeStation Group Inc *	1,338	9,393
Triangle Capital Corp	1,032	18,638
Trico Bancshares	584	9,525
Trustco Bank Corp NY	3,575	21,200
Trustmark Corp	2,756	64,546
Two Harbors Investment Corp REIT	3,018	31,598
U-Store-It Trust REIT	4,414	46,435
UMB Financial Corp	1,369	51,139
UMH Properties Inc REIT	534	5,308
Umpqua Holdings Corp	5,065	57,944
Union First Market Bankshares Corp	735	8,269
United Bankshares Inc	1,715	45,482
United Community Banks Inc *	3,527	8,359
United Financial Bancorp Inc	761	12,564
United Fire & Casualty Co	1,014	20,493
Universal Health Realty Income Trust REIT	204	8,268
Universal Insurance Holdings Inc	812	4,401
Univest Corp of Pennsylvania	700	12,404
Urstadt Biddle Properties Inc ‘A’ REIT	793	15,083
ViewPoint Financial Group	348	4,524
Virginia Commerce Bancorp Inc *	997	5,723
Walter Investment Management Corp REIT	1,106	17,840
Washington Banking Co	645	9,095
Washington REIT	2,044	63,548
Washington Trust Bancorp Inc	672	15,953
Webster Financial Corp	3,077	65,940
WesBanco Inc	1,089	22,553
West Bancorp Inc	679	5,418
West Coast Bancorp *	3,921	13,606
Westamerica Bancorp	732	37,603
Western Alliance Bancorp *	3,039	24,981
Westfield Financial Inc	1,254	11,361
Whitney Holding Corp	2,469	33,628
Wilshire Bancorp Inc *	770	3,773
Winthrop Realty Trust REIT	974	11,932
Wintrust Financial Corp	1,519	55,823
World Acceptance Corp *	400	26,080
WSFS Financial Corp	266	12,529

		9,870,642

Health Care - 5.6%

Affymetrix Inc *	2,869	14,947
Albany Molecular Research Inc *	1,114	4,746
Alkermes Inc *	2,994	38,772
Allied Healthcare International Inc *	1,962	4,983
Alphatec Holdings Inc *	386	1,042
American Dental Partners Inc *	770	10,102

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
AMERIGROUP Corp *	1,933	$124,195
AMN Healthcare Services Inc *	941	8,149
AmSurg Corp *	1,345	34,217
Analogic Corp	186	10,518
AngioDynamics Inc *	1,088	16,451
Assisted Living Concepts Inc ‘A’ *	402	15,734
BioScrip Inc *	350	1,648
Cambrex Corp *	1,304	7,172
Cantel Medical Corp	561	14,446
Capital Senior Living Corp *	1,166	12,383
Caraco Pharmaceutical Laboratories Ltd *	303	1,576
CardioNet Inc *	754	3,612
Celera Corp *	3,328	26,990
Centene Corp *	2,189	72,193
Chindex International Inc *	323	5,184
CONMED Corp *	1,267	33,297
Cornerstone Therapeutics Inc *	417	2,761
Cross Country Healthcare Inc *	1,314	10,289
CryoLife Inc *	1,123	6,850
Cutera Inc *	607	5,202
Cynosure Inc ‘A’ *	607	8,431
DynaVox Inc ‘A’ *	302	1,667
Enzon Pharmaceuticals Inc *	837	9,123
Exactech Inc *	88	1,544
Exelixis Inc *	2,564	28,973
Five Star Quality Care Inc *	1,308	10,634
Gentiva Health Services Inc *	870	24,386
Greatbatch Inc *	1,012	26,778
Hanger Orthopedic Group Inc *	534	13,900
HealthSouth Corp *	211	5,271
HealthSpring Inc *	2,529	94,509
Healthways Inc *	1,707	26,237
ICU Medical Inc *	394	17,249
Impax Laboratories Inc *	339	8,628
Inovio Pharmaceuticals Inc *	1,945	2,139
Invacare Corp	1,189	37,002
Kendle International Inc *	608	6,512
Kindred Healthcare Inc *	1,672	39,927
Lannett Co Inc *	436	2,433
Lexicon Pharmaceuticals Inc *	5,701	9,578
Magellan Health Services Inc *	1,480	72,638
Maxygen Inc	1,820	9,464
MedCath Corp *	876	12,220
Medical Action Industries Inc *	630	5,292
Medicis Pharmaceutical Corp ‘A’	2,716	87,021
Merit Medical Systems Inc *	89	1,746
Molina Healthcare Inc *	295	11,800
National Healthcare Corp	402	18,689
Owens & Minor Inc	532	17,279
Palomar Medical Technologies Inc *	374	5,554
Par Pharmaceutical Cos Inc *	1,507	46,838
PharMerica Corp *	729	8,340
Progenics Pharmaceuticals Inc *	444	2,744
RehabCare Group Inc *	875	32,261
RTI Biologics Inc *	2,254	6,446
Select Medical Holdings Corp *	2,636	21,246
Skilled Healthcare Group Inc ‘A’ *	853	12,275
Solta Medical Inc *	2,046	6,752
STERIS Corp	113	3,903
Sucampo Pharmaceuticals Inc ‘A’ *	354	1,487
Sun Healthcare Group Inc *	1,345	18,924
SuperGen Inc *	2,497	7,741
SurModics Inc *	277	3,462
Symmetry Medical Inc *	1,591	15,592
Syneron Medical Ltd * (Israel)	1,299	16,939
The Medicines Co *	1,299	21,161
TomoTherapy Inc *	1,312	5,996
Triple-S Management Corp ‘B’ *	823	16,937
Universal American Corp	1,355	31,043
ViroPharma Inc *	3,400	67,660
Vital Images Inc *	239	3,229
WellCare Health Plans Inc *	1,867	78,321
Wright Medical Group Inc *	609	10,359
Young Innovations Inc	173	5,432

		1,549,171

Industrials - 14.0%

A.O. Smith Corp	114	5,055
AAR Corp *	1,749	48,482
ABM Industries Inc	1,740	44,179
ACCO Brands Corp *	2,425	23,134
Aceto Corp	1,003	7,994
Advanced Battery Technologies Inc *	1,029	1,996
Air Transport Services Group Inc *	2,389	20,187
Aircastle Ltd (Bermuda)	2,218	26,771
AirTran Holdings Inc *	6,040	44,998
Alamo Group Inc	221	6,066
Alaska Air Group Inc *	1,459	92,530
Albany International Corp ‘A’	985	24,526
AMERCO *	383	37,151
American Railcar Industries Inc *	413	10,308
American Reprographics Co *	1,473	15,246
American Woodmark Corp	327	6,828
Ameron International Corp	398	27,776
Ampco-Pittsburgh Corp	332	9,157
Apogee Enterprises Inc	1,217	16,052
Argan Inc *	207	1,772
Arkansas Best Corp	1,098	28,460
Astec Industries Inc *	857	31,958
Atlas Air Worldwide Holdings Inc *	1,154	80,457
Baltic Trading Ltd	695	6,338
Barnes Group Inc	261	5,450
Brady Corp ‘A’	2,198	78,447
Briggs & Stratton Corp	966	21,880
Broadwind Energy Inc *	3,040	3,982
Builders FirstSource Inc *	1,740	4,942
CAI International Inc *	278	7,189
Cascade Corp	446	19,883
CBIZ Inc *	743	5,357
CDI Corp	508	7,513
Celadon Group Inc *	323	5,246
Ceradyne Inc *	1,078	48,596
Chart Industries Inc *	1,273	70,066
CIRCOR International Inc	700	32,914
CLARCOR Inc	137	6,155
Columbus McKinnon Corp *	831	15,340
Comfort Systems USA Inc	1,674	23,553
Commercial Vehicle Group Inc *	1,231	21,961
Courier Corp	433	6,045
CRA International Inc *	410	11,820
Cubic Corp	397	22,828
Curtiss-Wright Corp	2,004	70,421
Deluxe Corp	112	2,972
Douglas Dynamics Inc	414	5,904
Ducommun Inc	437	10,444
Dycom Industries Inc *	1,682	29,166
Dynamic Materials Corp	439	12,270
Eagle Bulk Shipping Inc *	2,496	9,285
EMCOR Group Inc *	2,924	90,556
Encore Wire Corp	791	19,253
EnergySolutions Inc	3,863	23,023
EnerSys *	1,524	60,579
Ennis Inc	861	14,663
EnPro Industries Inc *	591	21,465
ESCO Technologies Inc	1,129	43,071
Esterline Technologies Corp *	1,279	90,451
Excel Maritime Carriers Ltd * (Liberia)	2,434	10,442
Federal Signal Corp	2,563	16,685
Force Protection Inc *	3,523	17,263
Franklin Electric Co Inc	66	3,049

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
FreightCar America Inc *	509	$16,548
Fuel Tech Inc *	797	7,093
G&K Services Inc ‘A’	809	26,899
Genco Shipping & Trading Ltd *	1,269	13,667
GenCorp Inc *	2,318	13,862
Generac Holdings Inc *	517	10,490
Gibraltar Industries Inc *	1,233	14,710
Global Defense Technology & Systems Inc *	165	3,996
GP Strategies Corp *	472	6,419
Granite Construction Inc	1,478	41,532
Great Lakes Dredge & Dock Co	1,563	11,926
Griffon Corp *	1,953	25,643
H&E Equipment Services Inc *	1,200	23,412
Hawaiian Holdings Inc *	1,792	10,770
Heidrick & Struggles International Inc	829	23,071
Hexcel Corp *	767	15,102
Hill International Inc *	822	4,348
Hoku Corp *	526	1,052
Horizon Lines Inc ‘A’	1,188	1,010
Huron Consulting Group Inc *	670	18,552
ICF International Inc *	532	10,927
Insituform Technologies Inc ‘A’ *	219	5,858
Insteel Industries Inc	695	9,827
Interline Brands Inc *	1,299	26,500
International Shipholding Corp	206	5,129
JetBlue Airways Corp *	10,825	67,873
Kadant Inc *	382	10,005
Kaman Corp	621	21,859
Kelly Services Inc ‘A’ *	1,187	25,770
Kimball International Inc ‘B’	1,547	10,829
Korn/Ferry International *	1,954	43,516
Kratos Defense & Security Solutions Inc *	1,293	18,412
Ladish Co Inc *	665	36,342
Lawson Products Inc	144	3,318
Layne Christensen Co *	845	29,152
LB Foster Co ‘A’	538	23,193
LECG Corp *	724	146
LMI Aerospace Inc *	374	7,559
LSI Industries Inc	823	5,959
Lydall Inc *	740	6,579
M&F Worldwide Corp *	472	11,857
Marten Transport Ltd	543	12,109
MasTec Inc *	2,301	47,861
McGrath RentCorp	608	16,580
Met-Pro Corp	626	7,449
Metalico Inc *	1,621	10,083
Michael Baker Corp *	300	8,721
Miller Industries Inc	476	7,730
Mine Safety Appliances Co	289	10,598
Mobile Mini Inc *	1,567	37,639
Moog Inc ‘A’ *	1,997	91,682
Mueller Industries Inc	1,377	50,426
Mueller Water Products Inc ‘A’	354	1,586
Multi-Color Corp	464	9,377
MYR Group Inc *	736	17,605
NACCO Industries Inc ‘A’	16	1,771
Navigant Consulting Inc *	1,673	16,713
Northwest Pipe Co *	391	8,966
Old Dominion Freight Line Inc *	174	6,106
On Assignment Inc *	1,391	13,159
Orbital Sciences Corp *	1,480	28,002
PAM Transportation Services Inc *	152	1,847
Patriot Transportation Holding Inc *	165	4,414
PGT Inc *	445	1,046
Pike Electric Corp *	1,123	10,691
Pinnacle Airlines Corp *	799	4,594
Powell Industries Inc *	394	15,539
Preformed Line Products Co	85	5,879
Primoris Services Corp	841	8,528
Quality Distribution Inc *	319	3,780
Quanex Building Products Corp	1,304	25,598
RailAmerica Inc *	1,042	17,756
Republic Airways Holdings Inc *	1,899	12,211
Roadrunner Transportation Systems Inc *	227	3,405
Robbins & Myers Inc	1,680	77,263
RSC Holdings Inc *	2,127	30,586
Rush Enterprises Inc ‘A’ *	1,378	27,284
Saia Inc *	643	10,539
School Specialty Inc *	824	11,783
Seaboard Corp	15	36,195
SeaCube Container Leasing Ltd (Bermuda)	429	6,868
SFN Group Inc *	1,954	27,532
Simpson Manufacturing Co Inc	86	2,534
SkyWest Inc	2,345	39,677
Standex International Corp	410	15,535
Steelcase Inc ‘A’	2,890	32,888
Sterling Construction Co Inc *	676	11,411
SYKES Enterprises Inc *	1,577	31,177
TAL International Group Inc	574	20,819
Team Inc *	872	22,899
Tecumseh Products Co ‘A’ *	778	7,796
Teledyne Technologies Inc *	1,150	59,466
The Brink’s Co	306	10,132
The Dolan Co *	727	8,826
The Geo Group Inc *	1,173	30,076
The Greenbrier Cos Inc *	943	26,762
Titan International Inc	1,545	41,112
Titan Machinery Inc *	365	9,216
Tredegar Corp	989	21,343
Triumph Group Inc	719	63,596
TrueBlue Inc *	669	11,233
Tutor Perini Corp	1,129	27,502
Twin Disc Inc	344	11,084
Ultrapetrol Bahamas Ltd * (Bahamas)	866	4,399
UniFirst Corp	601	31,859
United Rentals Inc *	2,633	87,626
United Stationers Inc	384	27,283
Universal Forest Products Inc	817	29,943
Universal Truckload Services Inc *	304	5,244
US Airways Group Inc *	7,109	61,919
USA Truck Inc *	311	4,043
Viad Corp	770	18,434
VSE Corp	68	2,020
Wabash National Corp *	2,984	34,555
Watts Water Technologies Inc ‘A’	1,205	46,019
Werner Enterprises Inc	1,686	44,628

		3,908,819

Information Technology - 9.1%

Accelrys Inc *	1,143	9,144
Advanced Analogic Technologies Inc *	1,273	4,812
Advanced Energy Industries Inc *	557	9,107
Agilysys Inc *	771	4,426
Alpha & Omega Semiconductor Ltd * (Bermuda)	150	1,903
ANADIGICS Inc *	761	3,409
Anaren Inc *	553	11,115
Anixter International Inc	632	44,170
ARRIS Group Inc *	4,650	59,241
ATMI Inc *	1,310	24,733
Aviat Networks Inc *	2,519	13,023
Avid Technology Inc *	1,379	30,752
Axcelis Technologies Inc *	3,892	10,314
AXT Inc *	733	5,256
Bel Fuse Inc ‘B’	418	9,200
Benchmark Electronics Inc *	2,453	46,533
BigBand Networks Inc *	1,442	3,677
Black Box Corp	872	30,651
Brooks Automation Inc *	1,094	15,021
Cabot Microelectronics Corp *	788	41,173

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
CACI International Inc ‘A’ *	1,275	$78,183
CDC Corp ‘A’ * (Cayman)	1,545	3,940
Ceva Inc *	89	2,379
Checkpoint Systems Inc *	1,157	26,009
CIBER Inc *	2,673	17,909
Cognex Corp	385	10,876
Coherent Inc *	341	19,816
Cohu Inc	782	12,012
Computer Task Group Inc *	179	2,379
Comtech Telecommunications Corp	789	21,445
Cray Inc *	766	4,941
CSG Systems International Inc *	792	15,792
CTS Corp	1,008	10,886
Cymer Inc *	966	54,656
Daktronics Inc	1,196	12,857
DealerTrack Holdings Inc *	301	6,911
Digi International Inc *	920	9,715
Digital River Inc *	1,555	58,204
DSP Group Inc *	1,176	9,055
EarthLink Inc	4,810	37,662
Electro Rent Corp	711	12,215
Electro Scientific Industries Inc *	1,054	18,297
Electronics for Imaging Inc *	2,022	29,744
EMS Technologies Inc *	684	13,444
Emulex Corp *	3,712	39,607
Energy Conversion Devices Inc *	1,602	3,621
Entegris Inc *	3,854	33,800
Epicor Software Corp *	952	10,539
EPIQ Systems Inc	1,418	20,362
ePlus Inc *	211	5,615
Euronet Worldwide Inc *	2,121	40,999
Evergreen Solar Inc *	1,236	1,669
Exar Corp *	1,443	8,687
Extreme Networks Inc *	3,178	11,123
Fair Isaac Corp	1,816	57,404
FalconStor Software Inc *	544	2,475
FEI Co *	1,194	40,262
FormFactor Inc *	2,558	26,347
Gerber Scientific Inc *	1,050	9,828
Global Cash Access Holdings Inc *	198	647
Globecomm Systems Inc *	861	10,616
GSI Technology Inc *	204	1,854
Harmonic Inc *	3,806	35,700
Hutchinson Technology Inc *	758	2,138
Ikanos Communications Inc *	850	969
Imation Corp *	1,407	15,674
Infinera Corp *	216	1,812
InfoSpace Inc *	1,509	13,068
Insight Enterprises Inc *	1,540	26,226
Integral Systems Inc *	745	9,067
Integrated Device Technology Inc *	2,615	19,273
Intermec Inc *	827	8,923
Internap Network Services Corp *	2,302	15,124
Intevac Inc *	541	6,725
IXYS Corp *	384	5,157
j2 Global Communications Inc *	628	18,532
JDA Software Group Inc *	1,558	47,145
Keynote Systems Inc	505	9,368
Kopin Corp *	2,105	9,662
L-1 Identity Solutions Inc *	3,292	38,780
Littelfuse Inc	135	7,708
ManTech International Corp ‘A’ *	66	2,798
Marchex Inc ‘B’	934	7,351
Measurement Specialties Inc *	630	21,458
Mentor Graphics Corp *	2,804	41,023
Mercury Computer Systems Inc *	1,214	25,688
Methode Electronics Inc	748	9,036
Microsemi Corp *	2,332	48,296
MKS Instruments Inc	1,249	41,592
ModusLink Global Solutions Inc	1,734	9,468
Newport Corp *	1,299	23,161
Novatel Wireless Inc *	1,186	6,476
OmniVision Technologies Inc *	592	21,034
Online Resources Corp *	938	3,546
Oplink Communications Inc *	534	10,408
Opnext Inc *	2,247	5,460
OSI Systems Inc *	162	6,080
Park Electrochemical Corp	325	10,481
PC Connection Inc *	353	3,128
PCTEL Inc *	771	5,914
Perficient Inc *	379	4,552
Pericom Semiconductor Corp *	939	9,737
Photronics Inc *	2,535	22,739
Powerwave Technologies Inc *	7,931	35,769
Quantum Corp *	654	1,648
Quest Software Inc *	240	6,094
RadiSys Corp *	216	1,871
RealD Inc *	372	10,178
RealNetworks Inc *	3,785	14,080
Richardson Electronics Ltd	396	5,219
Rimage Corp	350	5,652
Rofin-Sinar Technologies Inc *	664	26,228
Rogers Corp *	517	23,296
S1 Corp *	2,266	15,137
ScanSource Inc *	1,165	44,258
SeaChange International Inc *	711	6,754
Sigma Designs Inc *	1,073	13,895
Silicon Graphics International Corp *	1,243	26,600
Silicon Image Inc *	766	6,871
SMART Modular Technologies Inc * (Cayman)	938	7,288
Smith Micro Software Inc *	208	1,947
Sonus Networks Inc *	1,515	5,696
Spectrum Control Inc *	350	6,888
SRA International Inc ‘A’ *	1,830	51,899
Standard Microsystems Corp *	628	15,486
Sycamore Networks Inc	1,003	24,503
Symmetricom Inc *	2,101	12,879
SYNNEX Corp *	956	31,290
Take-Two Interactive Software Inc *	2,767	42,529
Tekelec *	2,629	21,347
TeleCommunication Systems Inc ‘A’ *	1,356	5,587
Tessera Technologies Inc *	1,115	20,360
The Hackett Group Inc *	404	1,551
The Knot Inc *	718	8,652
THQ Inc *	547	2,494
Tier Technologies Inc *	271	1,490
Trident Microsystems Inc *	2,591	2,980
TTM Technologies Inc *	2,674	48,560
Ultratech Inc *	238	6,997
Unisys Corp *	1,084	33,842
United Online Inc	2,981	18,795
UTStarcom Inc *	4,772	11,214
ValueClick Inc *	769	11,120
ViaSat Inc *	903	35,976
Virtusa Corp *	274	5,132
X-Rite Inc *	1,349	6,408
Zoran Corp *	2,275	23,637
Zygo Corp *	666	9,737

		2,542,753

Materials - 6.3%

A. Schulman Inc	1,294	31,988
A.M. Castle & Co *	681	12,857
AEP Industries Inc *	86	2,556
American Vanguard Corp	863	7,491
Arch Chemicals Inc	368	15,305
Boise Inc	2,956	27,077
Buckeye Technologies Inc	1,755	47,789
Century Aluminum Co *	2,771	51,762
Clearwater Paper Corp *	126	10,256

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Coeur d’Alene Mines Corp *	3,589	$124,825
Ferro Corp *	2,070	34,341
Georgia Gulf Corp *	1,467	54,279
Glatfelter	1,944	25,894
Graham Packaging Co Inc *	664	11,574
Graphic Packaging Holding Co *	4,839	26,227
H.B. Fuller Co	1,928	41,414
Haynes International Inc	533	29,555
Headwaters Inc *	2,530	14,927
Hecla Mining Co *	12,104	109,904
Horsehead Holding Corp *	1,810	30,861
Innophos Holdings Inc	686	31,632
Kaiser Aluminum Corp	644	31,717
KapStone Paper & Packaging Corp *	1,625	27,901
Landec Corp *	965	6,273
Louisiana-Pacific Corp *	5,733	60,197
Materion Corp *	808	32,966
Metals USA Holdings Corp *	249	4,076
Minerals Technologies Inc	798	54,679
Molycorp Inc *	626	37,573
Myers Industries Inc	1,595	15,838
Neenah Paper Inc	300	6,591
Olin Corp	1,407	32,248
Olympic Steel Inc	392	12,862
OM Group Inc *	1,415	51,704
PolyOne Corp	1,367	19,425
Quaker Chemical Corp	135	5,423
Rock-Tenn Co ‘A’	1,101	76,354
Rockwood Holdings Inc *	577	28,400
RTI International Metals Inc *	1,114	34,701
Sensient Technologies Corp	2,219	79,529
Silgan Holdings Inc	1,087	41,458
Spartech Corp *	670	4,858
Texas Industries Inc	883	39,938
Thompson Creek Metals Co Inc * (Canada)	6,521	81,773
TPC Group Inc *	325	9,383
Universal Stainless & Alloy Products Inc *	285	9,613
US Energy Corp *	1,164	7,287
W.R. Grace & Co *	2,660	101,851
Wausau Paper Corp	1,809	13,821
Westlake Chemical Corp	876	49,231
Worthington Industries Inc	926	19,372
Zoltek Cos Inc *	1,240	16,653

		1,756,209

Telecommunication Services - 0.5%

Cincinnati Bell Inc *	6,274	16,814
Consolidated Communications Holdings Inc	295	5,525
FiberTower Corp *	1,877	3,773
General Communication Inc ‘A’ *	1,926	21,070
Global Crossing Ltd * (Bermuda)	520	7,238
Globalstar Inc *	2,568	3,261
Hughes Communications Inc *	138	8,235
ICO Global Communications Holdings Ltd *	1,644	4,390
IDT Corp ‘B’	632	17,032
Iridium Communications Inc *	1,671	13,318
PAETEC Holding Corp *	1,925	6,430
Premiere Global Services Inc *	2,279	17,366
USA Mobility Inc	428	6,202
Vonage Holdings Corp *	3,164	14,428

		145,082

Utilities - 5.8%

ALLETE Inc	1,404	54,714
American States Water Co	813	29,154
Artesian Resources Corp ‘A’	312	6,081
Avista Corp	2,541	58,773
Black Hills Corp	1,792	59,925
California Water Service Group	849	31,557
Central Vermont Public Service Corp	549	12,786
CH Energy Group Inc	693	35,024
Chesapeake Utilities Corp	399	16,606
Cleco Corp	2,574	88,263
Connecticut Water Service Inc	387	10,197
Consolidated Water Co Ltd (Cayman)	646	7,041
Dynegy Inc *	4,942	28,120
El Paso Electric Co *	1,949	59,250
IDACORP Inc	2,041	77,762
MGE Energy Inc	995	40,288
Middlesex Water Co	687	12,497
New Jersey Resources Corp	1,776	76,279
Nicor Inc	1,944	104,393
Northwest Natural Gas Co	1,188	54,802
NorthWestern Corp	1,530	46,359
Otter Tail Corp	1,489	33,845
Piedmont Natural Gas Co Inc	3,076	93,357
PNM Resources Inc	3,726	55,592
Portland General Electric Co	3,280	77,966
SJW Corp	532	12,316
South Jersey Industries Inc	1,065	59,608
Southwest Gas Corp	1,967	76,654
The Empire District Electric Co	1,755	38,242
The Laclede Group Inc	954	36,347
UIL Holdings Corp	2,241	68,395
UniSource Energy Corp	1,612	58,242
Unitil Corp	429	10,107
WGL Holdings Inc	2,162	84,318
York Water Co	581	10,115

		1,624,975

Total Common Stocks
(Cost $21,074,836)		27,019,533

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	453	8,860

Total Closed-End Mutual Fund
(Cost $6,368)		8,860

EXCHANGE-TRADED FUND - 1.4%

iShares Russell 2000 Value Index Fund	4,932	371,774

Total Exchange-Traded Fund
(Cost $359,584)		371,774

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $570,401; collateralized by Federal Home Loan Bank: 4.875% due 11/27/13 and value $582,750)	$570,401	$570,401

Total Short-Term Investment
(Cost $570,401)		570,401

TOTAL INVESTMENTS - 100.2%
(Cost $22,011,189)		27,970,568

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(61,129)

NET ASSETS - 100.0%		$27,909,439

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of March 31, 2011, $22,500 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of March 31, 2011 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 Mini (06/11)	6	$489,376	$15,644

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$27,019,533	$27,019,533	$-	$-
	Closed-End Mutual Fund	8,860	8,860	-	-
	Exchange-Traded Fund	371,774	371,774	-	-
	Short-Term Investment	570,401	-	570,401	-
	Derivatives:
	Equity Contracts
	Futures	15,644	15,644	-	-

	Total	$27,986,212	$27,415,811	$570,401	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Denmark - 0.0%

Danske Bank AS Exp. 04/04/11 *	2	$4

Germany - 0.0%

Porsche Automobil Holding SE Exp. 04/12/11 *	208	1,803

Total Rights
(Cost $1,907)		1,807

PREFERRED STOCKS - 0.0%

Germany - 0.0%

Porsche Automobil Holding SE	208	13,544

Total Preferred Stocks
(Cost $11,721)		13,544

COMMON STOCKS - 98.6%

Australia - 7.6%

AGL Energy Ltd	3,077	45,556
Alumina Ltd ADR	4,800	49,008
Amcor Ltd	5,181	37,820
AMP Ltd	15,084	84,815
Asciano Ltd *	8,923	16,052
ASX Ltd	1,292	45,965
Australia & New Zealand Banking Group Ltd	13,565	333,905
Bendigo and Adelaide Bank Ltd	913	8,998
BHP Billiton Ltd	678	32,542
BHP Billiton Ltd ADR	8,150	781,422
BlueScope Steel Ltd	6,950	14,194
Boral Ltd	5,402	27,911
Brambles Ltd	10,094	73,884
Coca-Cola Amatil Ltd	2,170	26,349
Cochlear Ltd	375	32,178
Commonwealth Bank of Australia	8,175	442,939
Computershare Ltd	3,833	36,724
Crown Ltd	1,348	11,355
CSL Ltd	2,949	108,911
Fortescue Metals Group Ltd	8,933	59,190
Foster’s Group Ltd	11,104	65,659
Iluka Resources Ltd *	3,604	49,584
Incitec Pivot Ltd	12,372	55,385
Insurance Australia Group Ltd	13,662	50,737
JB Hi-Fi Ltd	2,393	49,815
Leighton Holdings Ltd	1,175	35,825
Lend Lease Group	1,812	16,990
Macquarie Group Ltd	1,517	57,341
National Australia Bank Ltd	9,343	249,714
Newcrest Mining Ltd	3,262	134,376
OneSteel Ltd	5,101	12,864
Orica Ltd	2,888	78,855
Origin Energy Ltd	6,350	106,575
OZ Minerals Ltd	17,625	29,104
Paladin Energy Ltd *	11,912	44,600
QBE Insurance Group Ltd	5,327	97,437
Rio Tinto Ltd	2,477	217,106
Santos Ltd	3,786	60,874
Sims Metal Management Ltd ADR	1,200	21,780
Sonic Healthcare Ltd	2,188	27,117
Suncorp Group Ltd	6,091	53,441
Tabcorp Holdings Ltd	3,225	24,981
Tatts Group Ltd	21,346	51,631
Telstra Corp Ltd	22,978	67,026
Transurban Group	7,348	40,852
UGL Ltd	1,497	24,282
Wesfarmers Ltd	5,301	174,164
Westpac Banking Corp ADR	3,300	412,830
Woodside Petroleum Ltd	3,305	160,004
Woolworths Ltd	5,956	165,537

		4,906,204

Austria - 0.3%

Erste Group Bank AG	1,052	53,125
OMV AG	899	40,642
Telekom Austria AG	2,991	43,776
Voestalpine AG	856	40,227

		177,770

Belgium - 0.8%

Ageas	9,285	26,401
Anheuser-Busch InBev NV	1,314	74,914
Anheuser-Busch InBev NV ADR	2,600	148,642
Bekaert SA	349	39,754
Belgacom SA	515	19,951
Colruyt SA	707	37,234
Delhaize Group SA ADR	749	61,186
KBC Groep NV *	812	30,554
Solvay SA	138	16,360
UCB SA	1,048	39,786
Umicore	1,101	54,612

		549,394

Bermuda - 0.3%

Esprit Holdings Ltd	6,086	27,904
Kerry Properties Ltd	3,500	17,553
Li & Fung Ltd	14,000	71,506
Seadrill Ltd	1,500	54,231
VTech Holdings Ltd	4,000	45,333

		216,527

Canada - 11.0%

Agnico-Eagle Mines Ltd (TSE)	900	59,830
Agrium Inc	973	89,853
ARC Resources Ltd	1,378	37,453
Bank of Montreal	3,300	214,372
Bank of Nova Scotia	5,100	312,944
Barrick Gold Corp (TSE)	4,500	233,889
Baytex Energy Corp	608	35,552
BCE Inc	1,750	63,574
Bombardier Inc ‘B’	5,400	39,713
Brookfield Asset Management Inc ‘A’	3,000	97,504
Cameco Corp	1,750	52,635
Canadian Imperial Bank of Commerce	2,204	190,051
Canadian National Railway Co (TSE)	2,350	177,310
Canadian Natural Resources Ltd	5,840	288,777
Canadian Oil Sands Ltd	311	10,480
Canadian Pacific Railway Ltd	1,000	64,281
Canadian Tire Corp Ltd ‘A’	200	13,275
Canadian Utilities Ltd ‘A’	800	43,693
Cenovus Energy Inc (TSE)	2,984	117,883
CGI Group Inc ‘A’ *	1,000	20,970
CI Financial Corp	700	16,643
Crescent Point Energy Corp	1,400	67,942
Eldorado Gold Corp	3,700	60,337
Empire Co Ltd ‘A’	800	44,130
Enbridge Inc	2,350	144,030
Encana Corp (TSE)	3,748	129,624
Fairfax Financial Holdings Ltd	100	37,803
Finning International Inc	1,600	47,266

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
First Quantum Minerals Ltd	200	$25,873
Fortis Inc	600	20,497
Franco-Nevada Corp	350	12,848
George Weston Ltd	100	6,814
Gildan Activewear Inc	1,400	45,949
Goldcorp Inc	3,150	157,061
Great-West Lifeco Inc	2,200	61,042
Husky Energy Inc	1,200	36,464
IAMGOLD Corp (TSE)	2,700	59,514
IGM Financial Inc	400	20,344
Imperial Oil Ltd	1,550	79,203
Inmet Mining Corp	200	14,059
Intact Financial Corp	950	49,239
Ivanhoe Mines Ltd *	1,380	37,849
Kinross Gold Corp	7,144	112,594
Loblaw Cos Ltd	400	16,029
Magna International Inc	1,400	67,119
Manulife Financial Corp	10,414	184,541
Metro Inc ‘A’	400	19,061
National Bank of Canada	500	40,634
New Gold Inc *	6,100	71,791
Nexen Inc	2,440	60,830
Niko Resources Ltd	400	38,370
Onex Corp	1,600	56,095
Pacific Rubiales Energy Corp	750	20,810
Pan American Silver Corp	1,000	37,143
Pengrowth Energy Corp	3,100	42,879
Penn West Petroleum Ltd	1,891	52,507
Petrominerales Ltd	675	25,580
Potash Corp of Saskatchewan Inc (TSE)	4,600	271,350
Progress Energy Resources Corp	3,100	44,637
Research In Motion Ltd (TSE) *	2,440	137,994
Rogers Communications Inc ‘B’	2,000	72,697
Royal Bank of Canada	7,196	445,269
Saputo Inc	500	22,568
Shaw Communications Inc ‘B’	2,700	56,924
Shoppers Drug Mart Corp	1,450	59,615
Silver Wheaton Corp	1,800	78,201
Sino-Forest Corp *	800	20,877
SNC-Lavalin Group Inc	325	18,518
Sun Life Financial Inc	3,261	102,489
Suncor Energy Inc (TSE)	7,849	352,011
Talisman Energy Inc	5,073	125,425
Teck Resources Ltd ‘B’	2,950	156,370
TELUS Corp - Non Voting Shares	500	24,291
The Toronto-Dominion Bank	4,721	417,805
Thomson Reuters Corp (TSE)	2,200	86,343
Tim Hortons Inc	1,400	63,495
TransAlta Corp	700	14,758
TransCanada Corp (TSE)	2,928	118,721
Uranium One Inc	6,200	24,301
Valeant Pharmaceuticals International Inc (TSE)	2,800	139,783
Vermilion Energy Inc	133	6,932
Viterra Inc	1,300	15,769
Yamana Gold Inc	4,900	60,549

		7,122,245

Cayman - 0.1%

Sands China Ltd *	13,200	29,413
Wynn Macau Ltd	3,600	10,069

		39,482

Cyprus - 0.0%

Bank of Cyprus Public Co Ltd	1,459	5,279

Denmark - 0.9%

A.P. Moller - Maersk AS ‘B’	7	65,695
Carlsberg AS ‘B’	741	79,682
Danske Bank AS *	2,934	64,856
DSV AS	497	12,238
FLSmidth & Co AS	172	14,609
Jyske Bank AS *	263	11,688
Novo Nordisk AS ADR	2,200	275,506
Novozymes AS ‘B’	294	44,917
Vestas Wind Systems AS *	1,015	44,057

		613,248

Finland - 1.0%

Fortum OYJ *	2,974	100,971
Kesko OYJ ‘B’ *	886	41,410
Kone OYJ ‘B’	1,360	78,218
Metso OYJ	472	25,324
Nokia OYJ ADR	19,600	166,796
Nokian Renkaat OYJ	1,166	49,576
Sampo OYJ ‘A’	1,839	58,566
Stora Enso OYJ ‘R’	2,851	33,941
UPM-Kymmene OYJ *	2,662	56,284
Wartsila OYJ	682	26,583

		637,669

France - 8.8%

Accor SA	566	25,435
Air Liquide SA	1,470	195,490
Alcatel-Lucent *	7,480	43,126
Alcatel-Lucent ADR *	8,000	46,480
Alstom SA	1,207	71,366
Arkema SA	340	30,911
AXA SA	7,279	152,088
AXA SA ADR	2,200	46,068
BioMerieux	397	41,624
BNP Paribas	5,221	381,679
Bouygues SA	1,056	50,690
Bureau Veritas SA	173	13,592
Capgemini SA	985	57,192
Carrefour SA	2,416	106,738
Casino Guichard-Perrachon SA	445	42,128
Christian Dior SA	248	34,936
Cie de Saint-Gobain	2,165	132,402
Cie Generale d’Optique Essilor International SA	994	73,750
Cie Generale de Geophysique-Veritas ADR *	1,300	47,047
Cie Generale des Etablissements Michelin ‘B’	820	69,166
Credit Agricole SA	4,769	78,249
Danone SA	2,463	160,745
Dassault Systemes SA	450	34,612
Edenred *	566	17,082
Electricite de France SA	998	41,360
Eutelsat Communications SA	440	17,555
France Telecom SA	4,061	91,184
France Telecom SA ADR	5,000	112,550
GDF Suez	5,301	216,183
Groupe Eurotunnel SA	3,409	36,227
Hermes International	170	37,301
Iliad SA	314	37,621
L’Oreal SA	1,181	137,598
Lafarge SA	1,294	80,656
Lagardere SCA	502	21,409
Legrand SA	1,415	58,861
LVMH Moet Hennessy Louis Vuitton SA	1,371	217,082
Natixis *	3,815	21,543
Pernod-Ricard SA	1,194	111,483
Peugeot SA *	668	26,354
PPR	341	52,227
Publicis Groupe SA	968	54,250
Renault SA *	1,468	81,117
Safran SA	1,529	54,074
Sanofi-Aventis SA	3,226	226,061
Sanofi-Aventis SA ADR	4,200	147,924

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Schneider Electric SA	1,245	$212,636
SCOR SE	778	21,211
Societe BIC SA	247	21,955
Societe Generale	3,370	218,896
Sodexo	662	48,369
Suez Environnement Co	1,120	23,198
Technip SA	709	75,592
Total SA	5,644	343,909
Total SA ADR	5,000	304,850
Valeo SA *	375	21,833
Vallourec SA	780	87,403
Veolia Environnement SA	857	26,691
Veolia Environnement SA ADR	1,400	43,638
Vinci SA	2,862	178,681
Vivendi SA	7,008	199,920
Zodiac Aerospace	339	24,696

		5,686,694

Germany - 7.4%

Adidas AG	1,125	70,731
Aixtron SE ADR	1,100	48,268
Allianz SE	2,416	338,302
BASF SE	5,187	447,716
Bayer AG	4,652	359,427
Bayerische Motoren Werke AG	1,750	145,292
Beiersdorf AG	260	15,868
Bilfinger Berger SE	330	28,550
Commerzbank AG *	4,478	34,770
Continental AG *	98	8,807
Daimler AG (NYSE) *	2,700	191,133
Daimler AG (XETR) *	2,245	158,188
Deutsche Bank AG (NYSE)	3,450	203,791
Deutsche Bank AG (XETR)	781	45,791
Deutsche Boerse AG	1,211	91,679
Deutsche Lufthansa AG *	879	18,613
Deutsche Post AG	5,327	95,744
Deutsche Telekom AG ADR	11,200	172,704
E.ON AG	8,004	243,394
Fresenius Medical Care AG & Co KGaA	319	21,401
Fresenius Medical Care AG & Co KGaA ADR	1,000	67,520
Fresenius SE & Co KGaA	696	64,219
GEA Group AG	1,304	42,897
Hannover Rueckversicherung AG	877	47,882
HeidelbergCement AG	599	41,653
Henkel AG & Co KGaA	1,143	59,716
Hochtief AG	157	16,863
Infineon Technologies AG	6,979	71,194
K +S AG	1,001	75,481
Lanxess AG	531	39,797
Linde AG	806	127,253
MAN SE	663	82,492
Merck KGaA	320	28,861
Metro AG	765	52,105
Muenchener Rueckversicherungs AG	663	104,296
Puma AG Rudolf Dassler Sport	40	11,732
RWE AG	1,979	126,054
Salzgitter AG	126	9,920
SAP AG	1,081	66,114
SAP AG ADR	3,600	220,896
Siemens AG	2,412	329,934
Siemens AG ADR	1,900	260,946
ThyssenKrupp AG	1,883	76,645
Volkswagen AG	87	13,304

		4,777,943

Greece - 0.2%

Alpha Bank AE *	2,758	17,689
Coca Cola Hellenic Bottling Co SA	911	24,446
Coca Cola Hellenic Bottling Co SA ADR	543	14,732
National Bank of Greece SA *	2,565	22,748
National Bank of Greece SA ADR	15,200	26,904
OPAP SA	574	12,259

		118,778

Hong Kong - 1.9%

Bank of East Asia Ltd	9,600	40,860
BOC Hong Kong Holdings Ltd	21,000	68,465
Cheung Kong Holdings Ltd	9,000	146,930
CLP Holdings Ltd	11,500	93,338
Dah Sing Banking Group Ltd	14,080	21,829
Hang Lung Group Ltd	4,000	24,996
Hang Lung Properties Ltd	12,000	52,477
Hang Seng Bank Ltd	2,200	35,547
Henderson Land Development Co Ltd	6,000	41,577
Hong Kong & China Gas Co Ltd	24,300	58,177
Hong Kong Exchanges & Clearing Ltd	6,600	142,955
Hutchison Whampoa Ltd	15,000	177,515
MTR Corp	7,002	25,816
New World Development Ltd	18,000	31,783
Power Assets Holdings Ltd	5,500	36,662
Shangri-La Asia Ltd	8,666	22,138
Sino Land Co Ltd	24,000	42,749
Sun Hung Kai Properties Ltd	7,000	110,852
Wharf Holdings Ltd	9,000	62,164
Wheelock & Co Ltd	3,000	11,258

		1,248,088

Ireland - 0.2%

CRH PLC ADR	5,000	116,100
Kerry Group PLC ‘A’	594	22,115

		138,215

Israel - 0.6%

Bank Hapoalim BM *	7,585	39,435
Bank Leumi Le-Israel BM	8,065	41,264
Bezeq The Israeli Telecommunication Corp Ltd	14,344	42,550
Israel Chemicals Ltd	1,793	29,516
Teva Pharmaceutical Industries Ltd ADR	4,200	210,714

		363,479

Italy - 2.4%

Assicurazioni Generali SPA	6,365	137,577
Atlantia SPA	739	16,923
Autogrill SPA *	2,362	33,218
Banco Popolare SC	2,627	7,830
Enel SPA	31,226	196,716
ENI SPA	5,902	144,820
ENI SPA ADR	3,800	186,694
Fiat Industrial SPA *	3,549	50,950
Fiat SPA	3,549	32,075
Finmeccanica SPA	2,366	29,756
Intesa Sanpaolo SPA	42,317	124,839
Luxottica Group SPA ADR	1,300	42,614
Mediaset SPA	2,510	15,932
Mediobanca SPA	1,639	16,740
Parmalat SPA	16,499	55,210
Prysmian SPA	762	16,309
Saipem SPA	1,364	72,461
Snam Rete Gas SPA	7,659	43,025
Telecom Italia SPA	19,059	29,290
Telecom Italia SPA ADR	2,600	39,988
Terna Rete Elettrica Nazionale SPA	7,827	37,436
UniCredit SPA	82,024	202,176
Unione di Banche Italiane SCPA	1,840	15,701

		1,548,280

Japan - 17.7%

Advantest Corp ADR	429	7,709
Aeon Co Ltd	5,300	61,414
Aisin Seiki Co Ltd	1,400	48,666

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

Ajinomoto Co Inc	6,000	$62,426
Asahi Breweries Ltd	2,900	48,215
Asahi Glass Co Ltd	6,000	75,488
Asahi Kasei Corp	7,000	47,145
Astellas Pharma Inc	2,200	81,472
Benesse Holdings Inc	300	12,315
Bridgestone Corp	3,300	69,006
Brother Industries Ltd	1,600	23,493
Canon Inc	900	38,709
Canon Inc ADR	5,000	216,750
Casio Computer Co Ltd	6,200	49,042
Central Japan Railway Co	9	71,345
Chubu Electric Power Co Inc	4,100	91,278
Chugai Pharmaceutical Co Ltd	600	10,320
Chuo Mitsui Trust Holdings Inc	6,000	21,256
Dai Nippon Printing Co Ltd	3,000	36,535
Daido Steel Co Ltd	7,000	39,854
Daihatsu Motor Co Ltd	1,000	14,577
Daiichi Sankyo Co Ltd	4,300	83,017
Daikin Industries Ltd	1,500	44,871
Daito Trust Construction Co Ltd	300	20,636
Daiwa House Industry Co Ltd	3,000	36,698
Daiwa Securities Group Inc	9,000	41,335
Denso Corp	2,300	76,486
Dentsu Inc	600	15,509
Dowa Holdings Co Ltd	4,000	24,909
East Japan Railway Co	1,800	99,952
Eisai Co Ltd	1,600	57,429
Electric Power Development Co Ltd	400	12,332
FANUC Corp	900	136,041
Fast Retailing Co Ltd	400	50,076
Fuji Heavy Industries Ltd	3,000	19,384
FUJIFILM Holdings Corp	3,400	105,384
Fujitsu Ltd	13,000	73,464
Fukuoka Financial Group Inc	3,000	12,471
Glory Ltd	1,300	28,706
GS Yuasa Corp	1,000	6,658
Hamamatsu Photonics KK	800	31,711
Hankyu Hanshin Holdings Inc	3,000	13,846
Hirose Electric Co Ltd	100	10,766
Hisamitsu Pharmaceutical Co Inc	300	12,094
Hitachi Ltd ADR	2,600	134,238
Hitachi Transport System Ltd	700	9,837
Hokkaido Electric Power Co Inc	600	11,655
Hokuhoku Financial Group Inc	5,000	9,747
Hokuriku Electric Power Co	600	13,595
Honda Motor Co Ltd	1,200	44,584
Honda Motor Co Ltd ADR	7,000	262,570
HOYA Corp	2,650	60,476
Ibiden Co Ltd	500	15,824
IHI Corp	6,000	14,624
INPEX Corp	14	105,918
Isetan Mitsukoshi Holdings Ltd	1,300	11,717
Isuzu Motors Ltd	10,000	39,670
ITOCHU Corp	7,600	79,533
ITOCHU Techno-Solutions Corp	1,100	35,569
Izumi Co Ltd	2,200	31,313
J Front Retailing Co Ltd	2,000	8,312
Japan Tobacco Inc	28	101,231
JFE Holdings Inc	2,700	79,055
JGC Corp	1,000	23,336
JS Group Corp	1,800	46,681
JSR Corp	600	12,033
JX Holdings Inc	13,200	88,685
Kajima Corp	18,333	51,256
Kansai Paint Co Ltd	4,000	34,667
Kao Corp	2,600	64,875
Kawasaki Heavy Industries Ltd	5,000	22,023
KDDI Corp	15	92,740
Keihan Electric Railway Co Ltd	11,000	46,180
Keikyu Corp	2,000	14,401
Keio Corp	2,000	11,952
Keyence Corp	200	51,056
Kikkoman Corp	2,000	18,844
Kintetsu Corp	4,000	12,847
Kirin Holdings Co Ltd	5,000	65,617
Kobe Steel Ltd	16,000	41,425
Komatsu Ltd	4,500	152,665
Konica Minolta Holdings Inc	1,500	12,606
Kubota Corp ADR	1,400	65,954
Kuraray Co Ltd	1,500	19,369
Kurita Water Industries Ltd	500	14,781
Kyocera Corp	400	40,539
Kyocera Corp ADR	509	51,333
Kyowa Hakko Kirin Co Ltd	1,000	9,382
Kyushu Electric Power Co Inc	1,700	33,244
Makita Corp	500	23,258
Makita Corp ADR	200	9,376
Marubeni Corp	10,000	71,868
Mazda Motor Corp	14,000	30,850
MEIJI Holdings Co Ltd	300	12,073
Mitsubishi Chemical Holdings Corp	10,000	62,990
Mitsubishi Corp	6,700	185,780
Mitsubishi Electric Corp	10,000	117,686
Mitsubishi Estate Co Ltd	9,000	152,092
Mitsubishi Heavy Industries Ltd	16,000	73,516
Mitsubishi Materials Corp	5,000	16,936
Mitsubishi Motors Corp *	35,000	42,978
Mitsubishi Tanabe Pharma Corp	1,200	19,459
Mitsubishi UFJ Financial Group Inc	12,600	58,057
Mitsubishi UFJ Financial Group Inc ADR	56,980	262,108
Mitsui & Co Ltd	1,500	26,856
Mitsui & Co Ltd ADR	300	107,850
Mitsui Fudosan Co Ltd	6,000	98,631
Mitsui OSK Lines Ltd	6,000	34,597
Mizuho Financial Group Inc	10,400	17,161
Mizuho Financial Group Inc ADR	50,432	167,434
MS&AD Insurance Group Holdings Inc	3,400	77,587
Murata Manufacturing Co Ltd	1,000	72,313
Nagase & Co Ltd	2,000	23,827
Namco Bandai Holdings Inc	4,800	52,292
NEC Corp *	19,000	41,279
NGK Insulators Ltd	1,000	17,869
NHK Spring Co Ltd	4,000	39,632
Nidec Corp ADR	2,300	49,749
Nikon Corp	2,300	47,434
Nintendo Co Ltd	500	135,955
Nippon Electric Glass Co Ltd	3,000	42,517
Nippon Express Co Ltd	3,000	11,508
Nippon Kayaku Co Ltd	3,000	27,225
Nippon Paper Group Inc	400	8,522
Nippon Steel Corp	26,000	83,176
Nippon Telegraph & Telephone Corp	400	17,866
Nippon Telegraph & Telephone Corp ADR	4,100	92,209
Nippon Yusen Kabushiki Kaisha	10,000	39,123
Nissan Motor Co Ltd	13,100	116,368
Nissin Foods Holdings Co Ltd	300	10,563
Nitori Holdings Co Ltd	150	13,173
Nitto Denko Corp	1,000	52,988
NKSJ Holdings Inc	7,000	45,695
Nomura Holdings Inc	4,500	23,260
Nomura Holdings Inc ADR	14,800	76,960
NSK Ltd	2,000	17,253
NTT Data Corp	4	12,351
NTT DoCoMo Inc	11	19,203
NTT DoCoMo Inc ADR	6,700	117,853
Odakyu Electric Railway Co Ltd	5,000	42,155
OJI Paper Co Ltd	3,000	14,248
Olympus Corp	1,300	36,203
Omron Corp	1,500	42,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Ono Pharmaceutical Co Ltd	300	$14,782
Oriental Land Co Ltd	200	15,893
Osaka Gas Co Ltd	11,000	43,886
Panasonic Corp	1,400	17,735
Panasonic Corp ADR	10,400	130,936
Park24 Co Ltd	3,000	29,138
Resona Holdings Inc	5,400	25,739
Ricoh Co Ltd	4,000	47,096
Rohm Co Ltd	300	18,850
Sankyo Co Ltd	200	10,243
SBI Holdings Inc	56	7,040
Secom Co Ltd	1,400	65,097
Sega Sammy Holdings Inc	1,200	20,811
Sekisui Chemical Co Ltd	3,000	23,439
Sekisui House Ltd	3,000	27,997
Seven & I Holdings Co Ltd	4,100	104,442
Sharp Corp	6,000	59,520
Shikoku Electric Power Co Inc	500	13,608
Shimano Inc	300	15,016
Shin-Etsu Chemical Co Ltd	2,400	119,449
Shionogi & Co Ltd	1,000	17,060
Shiseido Co Ltd	2,000	34,642
SMC Corp	300	49,378
Softbank Corp	4,600	183,284
Sony Corp ADR	5,100	162,333
Sony Financial Holdings Inc	1,200	23,778
Square Enix Holdings Co Ltd	1,700	29,530
Stanley Electric Co Ltd	600	9,918
Sumitomo Chemical Co Ltd	8,000	39,969
Sumitomo Corp	5,700	81,460
Sumitomo Electric Industries Ltd	4,200	58,166
Sumitomo Heavy Industries Ltd	3,000	19,541
Sumitomo Metal Industries Ltd	17,000	38,004
Sumitomo Metal Mining Co Ltd	4,000	68,763
Sumitomo Mitsui Financial Group Inc	6,600	204,767
Sumitomo Realty & Development Co Ltd	1,000	19,996
Sundrug Co Ltd	1,200	34,178
Suzuki Motor Corp	2,200	49,171
T&D Holdings Inc	1,950	48,045
Taiyo Nippon Sanso Corp	1,000	8,343
Takeda Pharmaceutical Co Ltd	3,900	181,957
TDK Corp	600	35,485
Teijin Ltd	4,000	17,896
Terumo Corp	800	42,150
The Bank of Yokohama Ltd	8,000	38,027
The Chiba Bank Ltd	2,000	11,210
The Chugoku Electric Power Co Inc	2,700	49,938
The Dai-ichi Life Insurance Co Ltd	45	67,862
The Iyo Bank Ltd	1,000	8,331
The Japan Steel Works Ltd	1,000	7,827
The Kansai Electric Power Co Inc	3,300	71,905
The Shizuoka Bank Ltd	2,000	16,548
The Sumitomo Trust & Banking Co Ltd +	3,000	15,853
The Tokyo Electric Power Co Inc	6,900	38,458
Tobu Railway Co Ltd	8,000	32,685
Tohoku Electric Power Co Inc	2,400	40,583
Tokai Rika Co Ltd	1,400	23,867
Tokio Marine Holdings Inc	3,200	85,438
Tokyo Electron Ltd	900	49,620
Tokyo Gas Co Ltd	13,000	59,298
Tokyu Corp	3,000	12,444
TonenGeneral Sekiyu KK	1,000	12,350
Toppan Printing Co Ltd	4,000	31,558
Toray Industries Inc	8,000	58,074
Toshiba Corp	22,000	107,571
Toyo Seikan Kaisha Ltd	600	9,823
Toyota Auto Body Co Ltd	800	13,408
Toyota Motor Corp ADR	7,179	576,115
Toyota Tsusho Corp	800	13,188
Trend Micro Inc	400	10,653
Tsumura & Co	1,500	47,099
Ube Industries Ltd	4,000	12,735
Unicharm Corp	700	25,481
UNY Co Ltd	5,200	48,256
West Japan Railway Co	11	42,406
Yahoo! Japan Corp	93	33,211
Yamada Denki Co Ltd	620	41,665
Yamaha Motor Co Ltd *	1,300	22,636
Yamato Holdings Co Ltd	2,600	40,309
Yamato Kogyo Co Ltd	1,600	53,371

		11,519,224

Luxembourg - 0.5%

Aperam	47	1,888
Aperam ‘NY’ (NYSE)	140	5,599
ArcelorMittal	2,037	73,645
ArcelorMittal ‘NY’ (NYSE)	2,800	101,220
Oriflame Cosmetics SA SDR	375	19,389
SES SA FDR	660	16,993
Subsea 7 SA	1,557	39,299
Subsea 7 SA ADR	1,600	40,448
Tenaris SA ADR	1,100	54,406

		352,887

Mauritius - 0.0%

Golden Agri-Resources Ltd	44,000	24,061

Netherlands - 2.6%

Aegon NV ‘NY’ *	9,900	74,250
Akzo Nobel NV	1,263	86,911
ASML Holding NV ‘NY’ *	2,400	106,800
European Aeronautic Defence and Space Co NV *	1,634	47,590
Fugro NV CVA	480	42,331
Gemalto NV	885	43,573
Heineken NV	1,021	55,753
ING Groep NV ADR *	22,876	290,754
Koninklijke Ahold NV	5,927	79,488
Koninklijke Boskalis Westminster NV	785	41,519
Koninklijke DSM NV	1,265	77,777
Koninklijke KPN NV	4,094	69,811
Koninklijke Philips Electronics NV *	1,922	61,567
Koninklijke Philips Electronics NV ‘NY’ *	3,249	104,520
QIAGEN NV *	657	13,114
Randstad Holding NV *	630	35,070
Reed Elsevier NV ADR	1,235	31,900
SBM Offshore NV	777	22,556
STMicroelectronics NV ‘NY’	2,700	33,534
TNT NV	1,438	36,924
Unilever NV ‘NY’	6,450	202,272
Unilever NV CVA	1,816	56,900
Wolters Kluwer NV	1,924	44,995

		1,659,909

New Zealand - 0.0%

Fletcher Building Ltd (NZX)	2,000	14,259
Telecom Corp of New Zealand Ltd ADR (NYSE)	1,300	10,023

		24,282

Norway - 1.0%

Aker Solutions ASA	1,361	31,287
DnB NOR ASA	3,998	61,300
Fred Olsen Energy ASA	553	24,321
Norsk Hydro ASA	4,089	33,522
Orkla ASA	3,200	30,998
Petroleum Geo-Services ASA *	4,001	63,975
Schibsted ASA	1,909	56,076
Statoil ASA	4,450	123,247

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Statoil ASA ADR	2,200	$60,808
Telenor ASA	3,480	57,274
Yara International ASA	1,515	76,743

		619,551

Papua New Guinea - 0.1%

Oil Search Ltd	7,196	52,997

Portugal - 0.2%

EDP - Energias de Portugal SA	8,711	33,915
Galp Energia SGPS SA ‘B’	1,131	24,171
Jeronimo Martins SGPS SA	2,513	40,354
Portugal Telecom SGPS SA ADR	3,200	37,216

		135,656

Singapore - 1.4%

CapitaLand Ltd	18,000	47,121
City Developments Ltd	5,000	45,682
DBS Group Holdings Ltd	9,000	104,489
Fraser and Neave Ltd	5,000	23,842
Keppel Corp Ltd	8,000	78,042
Oversea-Chinese Banking Corp Ltd	14,574	110,761
SembCorp Industries Ltd	2,000	8,270
Singapore Airlines Ltd	4,000	43,385
Singapore Exchange Ltd	4,000	24,897
Singapore Press Holdings Ltd	10,000	31,238
Singapore Technologies Engineering Ltd	17,000	43,942
Singapore Telecommunications Ltd	34,000	81,409
Singapore Telecommunications Ltd Board Lot 10	9,000	21,553
SMRT Corp Ltd	27,000	40,472
United Overseas Bank Ltd	8,090	120,618
Wilmar International Ltd	13,000	56,224

		881,945

Spain - 3.3%

Abertis Infraestructuras SA	3,220	69,865
ACS Actividades de Construccion y Servicios SA	1,324	62,070
Banco Bilbao Vizcaya Argentaria SA	6,801	82,514
Banco Bilbao Vizcaya Argentaria SA ADR	13,300	159,600
Banco de Sabadell SA	3,484	15,247
Banco Popular Espanol SA	2,784	16,349
Banco Santander SA	10,334	120,536
Banco Santander SA ADR	28,702	336,387
Criteria Caixacorp SA	3,825	26,975
Enagas SA	925	20,879
Ferrovial SA	3,726	46,710
Gas Natural SDG SA	697	13,088
Iberdrola Renovables SA	4,170	17,995
Iberdrola SA	22,671	197,141
Inditex SA	1,173	94,122
International Consolidated Airlines Group SA *	13,807	50,279
Red Electrica Corp SA	722	41,091
Repsol YPF SA ADR	4,973	171,320
Telefonica SA ADR	23,500	592,670

		2,134,838

Sweden - 3.0%

Alfa Laval AB	2,566	55,737
Assa Abloy AB ‘B’	2,024	58,164
Atlas Copco AB ‘A’	3,537	93,931
Atlas Copco AB ‘B’	1,953	47,172
Boliden AB	3,407	73,299
Electrolux AB ‘B’ *	808	20,813
Getinge AB ‘B’	1,372	33,824
Hennes & Mauritz AB ‘B’	4,790	159,017
Hexagon AB ‘B’	692	16,512
Modern Times Group AB ‘B’	577	43,786
Nordea Bank AB	16,838	184,218
Ratos AB ‘B’	580	22,912
Sandvik AB	4,485	84,643
Scania AB ‘B’	1,155	26,774
Securitas AB ‘B’	1,326	15,777
Skandinaviska Enskilda Banken AB ‘A’	8,218	73,247
Skanska AB ‘B’	2,254	47,454
SKF AB ‘B’	1,637	47,607
Svenska Cellulosa AB ‘B’	2,953	47,520
Svenska Handelsbanken AB ‘A’	2,693	88,328
Swedbank AB ‘A’	3,893	66,567
Swedish Match AB	1,925	63,910
Tele2 AB ‘B’	1,835	42,380
Telefonaktiebolaget LM Ericsson ‘B’	6,909	88,890
Telefonaktiebolaget LM Ericsson ADR	10,180	130,915
TeliaSonera AB	14,035	121,298
Volvo AB ‘A’ *	3,433	60,137
Volvo AB ‘B’ *	8,441	148,377

		1,963,209

Switzerland - 6.3%

ABB Ltd ADR *	10,800	261,252
Actelion Ltd *	552	31,741
Adecco SA	942	61,838
Baloise-Holding AG	225	22,260
Cie Financiere Richemont SA ‘A’	2,488	143,458
Clariant AG *	1,341	24,159
Credit Suisse Group AG	893	37,881
Credit Suisse Group AG ADR	5,100	217,158
GAM Holding AG *	584	11,081
Geberit AG	273	59,383
Givaudan SA *	82	82,460
Holcim Ltd	1,172	88,087
Julius Baer Group Ltd	1,287	55,719
Kuehne + Nagel International AG	372	52,005
Lindt & Spruengli AG	1	32,471
Nestle SA	16,022	917,501
Novartis AG	1,875	101,533
Novartis AG ADR	8,773	476,812
Roche Holding AG (XSWX)	112	18,339
Roche Holding AG (XVTX)	2,310	329,788
SGS SA	41	72,910
Sika AG	13	31,241
Sonova Holding AG	110	9,802
Swiss Life Holding AG *	276	45,532
Swiss Reinsurance Co Ltd	1,785	101,722
Swisscom AG	166	74,048
Syngenta AG	103	33,509
Syngenta AG ADR	2,200	143,374
The Swatch Group AG	187	82,515
UBS AG (NYSE) *	12,300	222,015
UBS AG (XVTX) *	1,930	34,721
Zurich Financial Services AG	772	215,802

		4,092,117

United Kingdom - 18.9%

Admiral Group PLC	2,694	67,113
Aggreko PLC	1,887	47,657
AMEC PLC	2,189	41,865
Anglo American PLC	6,775	348,134
Antofagasta PLC	2,751	59,969
ARM Holdings PLC ADR	3,200	90,144
Associated British Foods PLC	3,110	49,488
AstraZeneca PLC ADR	6,100	281,332
Autonomy Corp PLC *	1,951	49,716
Aviva PLC	11,988	83,188
BAE Systems PLC	15,813	82,411
Barclays PLC	19,953	89,588
Barclays PLC ADR	6,300	114,282
BG Group PLC	18,259	453,288

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
BHP Billiton PLC	5,427	$214,861
BHP Billiton PLC ADR	2,700	214,920
BP PLC ADR	16,903	746,098
British American Tobacco PLC	6,436	258,068
British American Tobacco PLC ADR	1,792	145,134
British Sky Broadcasting Group PLC ADR	1,925	102,429
BT Group PLC ADR	3,650	109,792
Bunzl PLC	2,359	28,159
Burberry Group PLC	1,581	29,778
Cable & Wireless Worldwide PLC	5,487	4,617
Cairn Energy PLC *	3,786	28,052
Carnival PLC ADR	664	26,301
Centrica PLC	24,485	127,685
Cobham PLC	11,849	43,777
Compass Group PLC	9,135	82,113
Diageo PLC ADR	3,250	247,715
Eurasian Natural Resources Corp PLC	434	6,514
Experian PLC	2,687	33,268
Fresnillo PLC	758	18,737
G4S PLC	12,914	52,847
Genting Singapore PLC *	33,000	53,654
GKN PLC	9,825	31,584
GlaxoSmithKline PLC	1,836	34,984
GlaxoSmithKline PLC ADR	12,150	466,682
HSBC Holdings PLC (LI)	6,138	63,400
HSBC Holdings PLC ADR	16,370	847,966
ICAP PLC	1,643	13,905
IMI PLC	1,517	25,060
Imperial Tobacco Group PLC	4,869	150,239
Informa PLC	834	5,568
Inmarsat PLC	1,411	13,652
InterContinental Hotels Group PLC ADR	1,350	27,986
International Power PLC	3,421	16,898
Intertek Group PLC	1,053	34,367
Invensys PLC	2,790	15,443
Investec PLC	821	6,280
ITV PLC *	20,649	25,596
J. Sainsbury PLC	7,067	37,964
Johnson Matthey PLC	2,490	74,234
Kazakhmys PLC	806	18,000
Kingfisher PLC	12,259	48,295
Legal & General Group PLC	35,366	65,290
Lloyds Banking Group PLC *	90,582	84,169
Lloyds Banking Group PLC ADR *	13,200	48,840
Logica PLC	5,968	12,540
Lonmin PLC	523	14,277
Man Group PLC	10,938	43,100
Marks & Spencer Group PLC	9,233	49,840
Meggitt PLC	4,418	24,329
National Grid PLC	10,067	95,769
National Grid PLC ADR	1,521	73,069
Next PLC	537	17,039
Old Mutual PLC	17,169	37,404
Pearson PLC ADR	4,300	76,540
Petrofac Ltd	1,621	38,736
Petropavlovsk PLC	2,168	34,697
Prudential PLC	7,136	80,813
Prudential PLC ADR	4,200	95,424
Randgold Resources Ltd *	445	35,958
Reckitt Benckiser Group PLC	3,449	177,039
Reed Elsevier PLC ADR	1,500	51,960
Resolution Ltd	7,030	33,337
Rexam PLC	2,869	16,727
Rio Tinto PLC	309	21,846
Rio Tinto PLC ADR	7,400	526,288
Rolls-Royce Group PLC *	8,904	88,288
Royal Dutch Shell PLC ‘B’	8,879	322,432
Royal Dutch Shell PLC ‘B’ ADR	11,100	812,964
RSA Insurance Group PLC	16,761	35,314
SABMiller PLC	4,424	156,561
Scottish & Southern Energy PLC	4,535	91,753
Serco Group PLC	1,638	14,662
Severn Trent PLC	517	12,110
Shire PLC ADR	925	80,568
Smith & Nephew PLC ADR	1,100	62,051
Smiths Group PLC	2,893	60,123
Standard Chartered PLC	11,784	305,664
Standard Life PLC	11,853	39,273
Tesco PLC	37,625	229,838
The Capita Group PLC	1,239	14,768
The Royal Bank of Scotland Group PLC *	41,292	27,090
The Royal Bank of Scotland Group PLC ADR *	2,400	31,632
The Sage Group PLC	9,575	42,713
The Weir Group PLC	1,101	30,547
Tullow Oil PLC	4,620	107,205
Unilever PLC	1,306	39,787
Unilever PLC ADR	6,675	204,389
United Utilities Group PLC	6,352	60,234
Vedanta Resources PLC	445	16,961
Vodafone Group PLC	74,265	211,641
Vodafone Group PLC ADR	20,600	592,250
Whitbread PLC	614	16,239
WM Morrison Supermarkets PLC	14,887	65,846
Wolseley PLC *	2,165	72,882
WPP PLC ADR	1,583	97,766
Xstrata PLC	8,556	199,625

		12,289,004

United States - 0.1%

Synthes Inc ~	352	47,541

Total Common Stocks
(Cost $55,632,800)		63,946,516

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.2%

Repurchase Agreement - 2.2%

Fixed Income Clearing Corp 0.010% due 04/01/11 (Dated 03/31/11, repurchase price of $1,435,908; collateralized by Federal Home Loan Bank: 0.800% due 11/18/13 and value $1,465,200)	$1,435,908	1,435,908

Total Short-Term Investment
(Cost $1,435,908)		1,435,908

TOTAL INVESTMENTS - 100.8%
(Cost $57,082,336)		65,397,775

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(512,701)

NET ASSETS - 100.0%		$64,885,074

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

Notes to Schedule of Investments

(a)	As of March 31, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.5%
Materials	13.1%
Industrials	12.5%
Energy	10.9%
Consumer Discretionary	9.4%
Consumer Staples	9.0%
Health Care	6.9%
Telecommunication Services	5.2%
Information Technology	4.9%
Utilities	4.2%
Short-Term Investment	2.2%

100.8%
Other Assets & Liabilities, Net	(0.8%)

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Investments with a total aggregate value of $15,853 or less than 0.1% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(d)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Rights (1)	$1,807	$1,807	$-	$-
	Preferred Stocks (1)	13,544	-	13,544	-
	Common Stocks
	Australia	4,906,204	1,265,040	3,641,164	-
	Austria	177,770	-	177,770	-
	Belgium	549,394	209,828	339,566	-
	Bermuda	216,527	-	216,527	-
	Canada	7,122,245	7,122,245	-	-
	Cayman	39,482	-	39,482	-
	Cyprus	5,279	-	5,279	-
	Denmark	613,248	275,506	337,742	-
	Finland	637,669	166,796	470,873	-
	France	5,686,694	787,594	4,899,100	-
	Germany	4,777,943	1,530,806	3,247,137	-
	Greece	118,778	41,636	77,142	-
	Hong Kong	1,248,088	36,662	1,211,426	-
	Ireland	138,215	138,215	-	-
	Israel	363,479	210,714	152,765	-
	Italy	1,548,280	320,246	1,228,034	-
	Japan	11,519,224	2,491,477	9,027,747	-
	Luxembourg	352,887	203,561	149,326	-
	Mauritius	24,061	-	24,061	-
	Netherlands	1,659,909	844,030	815,879	-
	New Zealand	24,282	10,023	14,259	-
	Norway	619,551	60,808	558,743	-
	Papua New Guinea	52,997	-	52,997	-
	Portugal	135,656	37,216	98,440	-
	Singapore	881,945	-	881,945	-
	Spain	2,134,838	1,472,835	662,003	-
	Sweden	1,963,209	130,915	1,832,294	-
	Switzerland	4,092,117	1,348,752	2,743,365	-
	United Kingdom	12,289,004	6,179,139	6,109,865	-
	United States	47,541	-	47,541	-

		63,946,516	24,884,044	39,062,472	-
	Short-Term Investment	1,435,908	-	1,435,908	-

	Total	$65,397,775	$24,885,851	$40,511,924	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 4.8%

Brazil - 4.8%

AES Tiete SA	2,800	$42,532
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,400	58,702
Cia de Bebidas das Americas ADR	5,250	148,627
Cia Energetica de Minas Gerais	3,190	60,941
Cia Energetica de Sao Paulo ‘B’	3,500	66,671
Itau Unibanco Holding SA ADR	9,900	238,095
Lojas Americanas SA	4,700	39,151
Petroleo Brasileiro SA ADR	10,977	390,123
Usinas Siderurgicas de Minas Gerais SA ‘A’	2,200	26,613
Vale Fertilizantes SA *	4,800	46,570
Vale SA ADR	7,698	227,245

		1,345,270

Total Preferred Stocks
(Cost $930,492)		1,345,270

COMMON STOCKS - 95.1%

Bermuda - 1.2%

Brilliance China Automotive Holdings Ltd *	60,000	60,133
China Yurun Food Group Ltd	12,000	40,295
COSCO Pacific Ltd	24,182	45,631
Credicorp Ltd	700	73,451
GOME Electrical Appliances Holdings Ltd *	131,000	45,954
Huabao International Holdings Ltd	22,414	34,578
Kunlun Energy Co Ltd	20,000	31,853

		331,895

Brazil - 9.4%

AES Tiete SA	1,400	19,508
All America Latina Logistica SA	3,300	27,085
Amil Participacoes SA	3,700	43,489
Banco Bradesco SA	10,043	171,500
Banco Bradesco SA ADR	8,349	173,242
Banco do Brasil SA	4,900	88,687
Banco Santander Brasil SA ADR	4,200	51,492
BM&F BOVESPA SA	6,400	46,452
BR Malls Participacoes SA	1,600	16,660
Brasil Telecom SA	1,200	12,980
Brasil Telecom SA ADR	1,200	32,412
Braskem SA ADR	2,100	56,553
BRF - Brasil Foods SA ADR	4,400	83,996
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,300	76,362
Cia Siderurgica Nacional SA ADR	3,500	58,310
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,100	38,874
Duratex SA	2,500	26,414
Embraer SA ADR	2,500	84,250
Fibria Celulose SA ADR *	2,900	47,618
Gerdau SA ADR	6,300	78,750
Gol Linhas Aereas Inteligentes SA ADR *	1,192	16,366
Lojas Americanas SA	1,600	11,544
Lojas Renner SA	1,600	51,832
OGX Petroleo e Gas Participacoes SA *	10,000	120,357
PDG Realty SA Empreendimentos e Participacoes	21,100	118,382
Petroleo Brasileiro SA ADR	9,299	375,959
Porto Seguro SA	2,300	38,882
Redecard SA	3,700	54,503
Tele Norte Leste Participacoes SA ADR	6,200	108,686
Tim Participacoes SA *	7,200	36,956
Tim Participacoes SA ADR	1,800	78,570
Ultrapar Participacoes SA ADR	3,200	54,240
Vale SA ADR	6,950	231,783
Vivo Participacoes SA ADR	1,800	72,684
Weg SA	3,200	42,140

		2,647,518

Cayman - 2.2%

Anta Sports Products Ltd	11,000	17,075
Belle International Holdings Ltd	33,000	60,951
China Mengniu Dairy Co Ltd	29,000	76,796
China Resources Land Ltd	16,000	29,925
Country Garden Holdings Co	62,000	27,177
GCL-Poly Energy Holdings Ltd *	89,000	54,702
Hengan International Group Co Ltd	6,000	44,531
Kingboard Chemical Holdings Ltd	8,500	44,752
Longfor Properties Co Ltd	31,500	53,177
Renhe Commercial Holdings Co Ltd	274,000	51,425
Shimao Property Holdings Ltd	24,926	35,164
Tencent Holdings Ltd	3,800	92,590
Tingyi Holding Corp	18,000	44,184

		632,449

Chile - 2.2%

Banco de Chile ADR	1,135	95,555
Banco Santander Chile SA ADR	1,100	95,425
Empresa Nacional de Electricidad SA ADR	1,700	94,554
Empresas COPEC SA	4,084	71,821
Enersis SA ADR	4,200	87,444
Lan Airlines SA ADR	4,400	112,596
Sociedad Quimica y Minera de Chile SA ADR	1,300	71,838

		629,233

China - 7.4%

Aluminum Corp of China Ltd ADR *	2,300	54,441
Bank of China Ltd ‘H’	268,400	149,254
Bank of Communications Co Ltd ‘H’	51,750	56,899
BBMG Corp ‘H’	36,500	60,068
BYD Co Ltd ‘H’	11,000	42,090
China Coal Energy Co Ltd ‘H’	4,000	5,437
China Communications Construction Co Ltd ‘H’	8,000	7,625
China Construction Bank Corp ‘H’	173,340	162,278
China Life Insurance Co Ltd ADR	2,850	159,742
China Longyuan Power Group Corp ‘H’ *	59,000	63,458
China Merchants Bank Co Ltd ‘H’	32,300	89,289
China National Building Material Co Ltd ‘H’	10,000	36,654
China Petroleum & Chemical Corp ADR	1,400	140,812
China Shenhua Energy Co Ltd ‘H’	11,500	54,202
China Shipping Container Lines Co Ltd ‘H’ *	95,000	37,804
China Shipping Development Co Ltd ‘H’	24,000	27,001
China Telecom Corp Ltd ADR	1,100	67,100
Dongfeng Motor Group Co Ltd ‘H’	28,000	47,632
Great Wall Motor Co Ltd ‘H’	31,000	57,337
Industrial & Commercial Bank of China ‘H’	210,045	174,142
Jiangsu Expressway Co Ltd ‘H’	46,000	51,802
Maanshan Iron & Steel ‘H’	60,000	32,446
PetroChina Co Ltd ADR	1,750	266,437
Ping An Insurance Group Co of China Ltd ‘H’	5,000	50,655
Sinopec Shanghai Petrochemical Co Ltd ADR	619	29,477
Yanzhou Coal Mining Co Ltd ADR	1,600	58,032
Zhaojin Mining Industry Co Ltd ‘H’	14,500	64,886
Zhuzhou CSR Times Electric Co Ltd ‘H’	8,000	30,489

		2,077,489

Colombia - 0.3%

Ecopetrol SA ADR	1,757	73,214

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value

Czech Republic - 0.5%

CEZ AS	720	$36,827
Komercni Banka AS	225	56,723
Telefonica O2 Czech Republic AS	1,470	34,387

		127,937

Egypt - 0.2%

Commercial International Bank SAE GDR	2,976	16,338
Orascom Construction Industries GDR	720	30,233

		46,571

Hong Kong - 4.0%

Beijing Enterprises Holdings Ltd	9,500	54,294
China Everbright Ltd	8,000	17,905
China Mobile Ltd ADR	7,350	339,864
China Overseas Land & Investment Ltd	26,000	53,122
China Resources Enterprise Ltd	10,000	40,693
China Resources Power Holdings Co Ltd	10,000	19,301
China Unicom Ltd ADR	7,600	126,160
Citic Pacific Ltd	11,000	30,523
CNOOC Ltd ADR	1,300	328,952
Fosun International Ltd	71,500	54,765
Lenovo Group Ltd	72,000	41,058
Shanghai Industrial Holdings Ltd	5,169	19,802

		1,126,439

Hungary - 0.6%

MOL Hungarian Oil and Gas PLC *	390	49,848
OTP Bank PLC *	4,369	129,174

		179,022

India - 9.9%

Axis Bank Ltd	2,048	64,598
Bharat Heavy Electricals Ltd	673	31,095
Bharti Airtel Ltd	8,976	72,012
Dr Reddys Laboratories Ltd ADR	1,900	70,870
GAIL India Ltd	5,282	54,390
GAIL India Ltd GDR	280	17,724
HDFC Bank Ltd	1,941	102,317
Hero Honda Motors Ltd	938	33,666
Hindalco Industries Ltd	4,070	19,115
Hindustan Unilever Ltd	8,174	52,220
ICICI Bank Ltd ADR	9,200	458,436
Indian Oil Corp Ltd	7,289	54,314
Infosys Technologies Ltd	903	65,544
Infosys Technologies Ltd ADR	6,000	430,200
ITC Ltd	14,278	58,507
Jaiprakash Associates Ltd	8,883	18,629
Jindal Steel & Power Ltd	1,849	28,883
Larsen & Toubro Ltd	1,154	42,935
Mahindra & Mahindra Ltd	3,208	50,269
NTPC Ltd	11,174	48,305
Oil & Natural Gas Corp Ltd	8,392	54,580
Power Grid Corp of India Ltd	22,814	51,674
Reliance Industries Ltd GDR (LI) ~	8,064	383,185
Reliance Power Ltd *	15,483	45,608
Sesa Goa Ltd	3,750	24,549
State Bank of India	670	41,489
Sterlite Industries India Ltd ADR	8,800	135,872
Sun Pharmaceutical Industries Ltd	2,040	20,059
Tata Consultancy Services Ltd	2,333	61,840
Tata Motors Ltd ADR	3,200	88,928
Tata Power Co Ltd	707	21,081
Tata Steel Ltd	1,650	23,021
Wipro Ltd	6,066	64,754

		2,790,669

Indonesia - 2.9%

P.T. Astra International Tbk	33,500	219,102
P.T. Bank Central Asia Tbk	156,000	124,314
P.T. Bank Mandiri Tbk	111,129	86,739
P.T. Bank Rakyat Indonesia Tbk	176,000	116,067
P.T. Gudang Garam Tbk	13,000	62,437
P.T. Telekomunikasi Indonesia Tbk ADR	4,000	134,320
P.T. United Tractors Tbk	30,500	75,924

		818,903

Luxembourg - 0.3%

Evraz Group SA GDR * ~	1,923	76,379

Malaysia - 4.5%

British American Tobacco Malaysia Bhd	3,600	57,102
CIMB Group Holdings Bhd	91,600	247,827
DiGi.Com Bhd	6,800	64,249
Genting Malaysia Bhd	61,900	75,132
IOI Corp Bhd	61,546	116,958
Kuala Lumpur Kepong Bhd	13,000	90,940
Malayan Banking Bhd	62,857	185,856
MISC Bhd	23,160	60,171
PLUS Expressways Bhd	44,900	66,396
PPB Group Bhd	14,300	80,324
Sime Darby Bhd	41,100	125,167
YTL Corp Bhd	21,114	51,859
YTL Power International Bhd	55,000	41,809

		1,263,790

Mexico - 5.3%

America Movil SAB de CV ‘L’	14,536	42,272
America Movil SAB de CV ‘L’ ADR	7,650	444,465
Cemex SAB de CV ADR *	13,606	121,504
Fomento Economico Mexicano SAB de CV ADR	3,600	211,320
Grupo Elektra SAB de CV *	1,215	52,504
Grupo Mexico SAB de CV ‘B’	37,765	141,606
Grupo Televisa SAB ADR *	8,100	198,693
Telefonos de Mexico SAB de CV ‘L’ ADR	4,900	89,474
Wal-Mart de Mexico SAB de CV ‘V’	60,800	182,485

		1,484,323

Netherlands - 0.2%

X5 Retail Group NV GDR *	1,178	49,493

Peru - 0.2%

Cia de Minas Buenaventura SA ADR	1,198	51,478

Philippines - 0.2%

Philippine Long Distance Telephone Co ADR	1,000	53,500

Poland - 1.6%

Bank Pekao SA	1,251	74,863
KGHM Polska Miedz SA	1,479	93,815
Polski Koncern Naftowy ORLEN SA *	4,829	89,541
Polskie Gornictwo Naftowe i Gazownictwo SA	22,886	30,341
Powszechna Kasa Oszczednosci Bank Polski SA	6,680	102,756
Telekomunikacja Polska SA	7,313	45,255

		436,571

Russia - 5.3%

Federal Hydrogenerating Co ADR *	17,420	88,668
Gazprom OAO ADR (XLON)	15,418	499,093
Lukoil OAO ADR (XLON)	3,725	266,697

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
MMC Norilsk Nickel OJSC ADR	6,700	$177,368
Novolipetsk Steel OJSC GDR	1,300	57,200
Polymetal GDR *	3,145	59,441
Rosneft Oil Co GDR	12,600	115,101
Surgutneftegaz OJSC ADR	5,928	64,439
Uralkali GDR (XLON)	2,122	88,186
VTB Bank OJSC GDR	10,700	74,848

		1,491,041

South Africa - 8.3%

African Bank Investments Ltd	12,684	70,954
African Rainbow Minerals Ltd	1,851	60,963
Anglo Platinum Ltd *	1,008	103,619
AngloGold Ashanti Ltd ADR	4,400	210,980
ArcelorMittal South Africa Ltd	3,427	45,519
Aspen Pharmacare Holdings Ltd *	7,684	89,645
Bidvest Group Ltd	4,150	91,206
FirstRand Ltd	20,404	60,578
Gold Fields Ltd ADR	10,500	183,330
Harmony Gold Mining Co Ltd ADR	5,600	83,272
Kumba Iron Ore Ltd	1,066	75,307
MTN Group Ltd	4,781	96,431
Naspers Ltd ‘N’	5,411	291,067
Nedbank Group Ltd	3,927	82,080
Pretoria Portland Cement Co Ltd	10,548	37,371
Sanlam Ltd	21,483	87,578
Sasol Ltd ADR	4,200	243,390
Shoprite Holdings Ltd	6,798	104,155
Standard Bank Group Ltd	7,471	114,685
Steinhoff International Holdings Ltd *	36,530	135,883
Tiger Brands Ltd	2,572	66,475

		2,334,488

South Korea - 14.3%

Amorepacific Corp *	28	26,674
Cheil Industries Inc *	540	57,268
Daelim Industrial Co Ltd *	470	45,784
Daewoo International Corp *	650	22,001
Daewoo Securities Co Ltd *	1,980	40,371
Daewoo Shipbuilding & Marine Engineering Co Ltd *	1,510	46,827
Dongbu Insurance Co Ltd *	1,180	53,818
Doosan Corp	175	22,782
Doosan Heavy Industries and Construction Co Ltd *	193	12,343
Doosan Infracore Co Ltd *	1,790	49,772
Glovis Co Ltd *	175	24,856
GS Engineering & Construction Corp *	488	51,100
GS Holdings *	712	60,608
Hana Financial Group Inc	2,120	91,546
Hanwha Chem Corp *	1,080	42,584
Hynix Semiconductor Inc *	1,900	54,048
Hyundai Heavy Industries Co Ltd *	334	157,504
Hyundai Merchant Marine Co Ltd *	220	6,884
Hyundai Mipo Dockyard Co Ltd *	263	44,756
Hyundai Mobis *	280	83,482
Hyundai Motor Co *	760	140,459
Hyundai Steel Co *	510	65,011
Kangwon Land Inc *	1,080	25,040
KB Financial Group Inc ADR	3,700	193,029
Kia Motors Corp *	2,830	177,845
Korea Electric Power Corp ADR	5,300	64,872
Korea Exchange Bank	1,170	10,299
Korea Gas Corp *	550	18,343
Korea Kumho Petrochemical *	349	47,513
Korea Zinc Co Ltd *	171	62,185
Korean Air Lines Co Ltd *	518	31,026
KT Corp ADR	2,400	46,872
KT&G Corp *	540	28,092
LG Chem Ltd *	464	194,143
LG Corp *	480	35,745
LG Display Co Ltd ADR	3,700	58,201
LG Electronics Inc *	460	43,986
LG Household & Health Care Ltd *	171	64,147
NHN Corp *	256	44,665
POSCO ADR	2,500	285,725
Samsung C&T Corp *	670	43,809
Samsung Electro-Mechanics Co Ltd *	648	69,302
Samsung Electronics Co Ltd	540	457,901
Samsung Engineering Co Ltd *	386	73,502
Samsung Fire & Marine Insurance Co Ltd *	425	93,892
Samsung Heavy Industries Co Ltd *	880	31,967
Samsung SDI Co Ltd *	434	66,383
Samsung Securities Co Ltd *	390	28,623
Samsung Techwin Co Ltd *	505	36,697
Shinhan Financial Group Co Ltd *	1,290	58,557
Shinhan Financial Group Co Ltd ADR	2,100	190,197
Shinsegae Co Ltd	140	33,309
SK C&C Co Ltd *	172	15,227
SK Holdings Co Ltd *	260	39,060
SK Innovation Co Ltd *	290	55,743
SK Telecom Co Ltd ADR	3,000	56,430
Woori Finance Holdings Co Ltd *	1,410	18,666

		4,001,471

Taiwan - 10.8%

Acer Inc	36,156	73,807
Advanced Semiconductor Engineering Inc ADR	21,888	119,946
Asia Cement Corp	37,131	41,707
Asustek Computer Inc	3,006	26,002
AU Optronics Corp ADR *	16,068	141,077
Catcher Technology Co Ltd	11,000	54,408
Cathay Financial Holding Co Ltd	71,400	117,747
Chang Hwa Commercial Bank	92,000	73,765
Chimei InnoLux Corp *	27,968	28,642
China Development Financial Holding Corp	143,420	57,732
China Steel Corp	52,793	63,108
Chinatrust Financial Holding Co Ltd	47,205	40,071
Chunghwa Telecom LTD ADR	4,506	140,407
Compal Electronics Inc	45,092	44,762
Delta Electronics Inc	22,000	87,104
Far Eastern New Century Corp	17,686	27,323
First Financial Holding Co Ltd	38,873	33,293
Formosa Chemicals & Fibre Corp	18,540	70,299
Formosa Plastics Corp	27,820	97,817
Fubon Financial Holding Co Ltd	55,647	73,800
Hon Hai Precision Industry Co Ltd	55,104	192,808
HTC Corp	4,307	168,231
Hua Nan Financial Holdings Co Ltd	85,845	64,176
Lite-On Technology Corp	54,541	67,127
MediaTek Inc	5,020	57,677
Mega Financial Holding Co Ltd	88,000	69,245
Nan Ya Plastics Corp	48,410	142,495
Pegatron Corp *	8,090	9,178
Powertech Technology Inc	3,000	9,396
Quanta Computer Inc	27,000	50,956
Ruentex Industries Ltd	3,000	8,057
Siliconware Precision Industries Co	31,000	38,255
Taiwan Cement Corp	41,693	50,320
Taiwan Cooperative Bank	39,600	31,119
Taiwan Glass Industrial Corp	8,240	10,417
Taiwan Mobile Co Ltd	26,000	61,184
Taiwan Semiconductor Manufacturing Co Ltd	156,779	375,684
Tatung Co Ltd * +	25,000	5,738
Uni-President Enterprises Corp	44,787	61,336
United Microelectronics Corp	64,000	33,202
Walsin Lihwa Corp *	13,000	6,826
Wintek Corp *	13,000	23,038

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares	Value
Wistron Corp	27,308	$43,215
Yuanta Financial Holding Co Ltd	35,000	25,152

		3,017,649

Thailand - 1.8%

Advanced Info Service PCL	18,500	55,042
Kasikornbank PCL NVDR	27,500	115,407
PTT Exploration & Production PCL	18,600	111,926
PTT PCL	12,000	140,583
Siam Commercial Bank PCL	24,200	84,814

		507,772

Turkey - 1.5%

Akbank TAS *	11,559	56,017
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,568	50,551
Tupras Turkiye Petrol Rafinerileri AS	2,068	60,675
Turkcell Iletisim Hizmetleri AS ADR	7,300	109,719
Turkiye Garanti Bankasi AS	16,603	77,468
Turkiye Is Bankasi ‘C’	20,672	65,995

		420,425

Total Common Stocks
(Cost $18,423,297)		26,669,719

TOTAL INVESTMENTS - 99.9%
(Cost $19,353,789)		28,014,989

OTHER ASSETS & LIABILITIES, NET - 0.1%		16,944

NET ASSETS - 100.0%		$28,031,933

Notes to Schedule of Investments

(a)	As of March 31, 2011, the portfolio was diversified as a percentage of net assets as follows:

Financials	22.3%
Materials	15.6%
Energy	14.9%
Information Technology	11.9%
Telecommunication Services	8.6%
Consumer Discretionary	7.6%
Industrials	7.5%
Consumer Staples	6.9%
Utilities	3.8%
Health Care	0.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Investments with a total aggregate value of $5,738 or less than 0.1% of the net assets were valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the portfolio’s investments as categorized under the three-tier hierarchy of inputs used in valuing the portfolio’s assets and liabilities (See Note 4 in Supplemental Notes to Schedules of Investments) as of March 31, 2011:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		March 31, 2011	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Preferred Stocks (1)	$1,345,270	$1,345,270	$-	$-
	Common Stocks
	Bermuda	331,895	108,029	223,866	-
	Brazil	2,647,518	2,647,518	-	-
	Cayman	632,449	-	632,449	-
	Chile	629,233	629,233	-	-
	China	2,077,489	776,041	1,301,448	-
	Colombia	73,214	73,214	-	-
	Czech Republic	127,937	34,387	93,550	-
	Egypt	46,571	46,571	-	-
	Hong Kong	1,126,439	794,976	331,463	-
	Hungary	179,022	-	179,022	-
	India	2,790,669	1,254,250	1,536,419	-
	Indonesia	818,903	134,320	684,583	-
	Luxembourg	76,379	-	76,379	-
	Malaysia	1,263,790	-	1,263,790	-
	Mexico	1,484,323	1,484,323	-	-
	Netherlands	49,493	-	49,493	-
	Peru	51,478	51,478	-	-
	Philippines	53,500	53,500	-	-
	Poland	436,571	-	436,571	-
	Russia	1,491,041	320,410	1,170,631	-
	South Africa	2,334,488	720,972	1,613,516	-
	South Korea	4,001,471	986,147	3,015,324	-
	Taiwan	3,017,649	401,430	2,610,481	5,738
	Thailand	507,772	196,740	311,032	-
	Turkey	420,425	109,719	310,706	-

		26,669,719	10,823,258	15,840,723	5,738

	Total	$28,014,989	$12,168,528	$15,840,723	$5,738

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the portfolio’s assets and liabilities (See Note 4 in the Supplemental Notes to Schedules of Investments) for the period ended March 31, 2011:

Common
Stocks
	Taiwan	Total
Value, Beginning of Period	$-	$-
Purchases	-	-
Sales	-	-
Total Net Realized Gains (Losses)	-	-
Total Change in Net Unrealized Appreciation (Depreciation)	-	-
Transfers In	5,738	5,738
Transfers Out	-	-

Value, End of Period	$5,738	$5,738

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$-	$-

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 213

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
March 31, 2011 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
∧	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2011. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ψ	Investments were in default as of March 31, 2011.
±	The security is a perpetual bond and has no definite maturity date.
¥	Unsettled position. Contract rates do not take effect until settlement date.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of March 31, 2011.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to ‘‘qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
◊	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees (the “Board”).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, reverse repurchase agreements and/or swap contracts as of March 31, 2011.
+	The values of these investments were determined by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See note 2 in Supplemental Notes to Schedules of Investments).
Δ	Illiquid investments. Investments were reported as illiquid by the portfolio manager pursuant to the Fund’s policy and procedures (See Note 3 in Supplemental Notes to Schedules of Investments).

Counterparty Abbreviations:

ADV	Advantage
BOA	Bank of America
BRC	Barclays
BNP	BNP Paribas
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCG	Societe Generale
SSB	State Street Bank
UBS	UBS
WBC	Westpac Banking Corp

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indonesian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CDI	CHESS Depository Interests (Receipts)
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
NASDAQ	NASDAQ Stock Market
NVDR	Non Voting Depository Receipt
‘NY’	New York Shares
NYSE	New York Stock Exchange
NZX	New Zealand Stock Exchange
OTC	Over the Counter
PIK	Payment in Kind
REIT	Real Estate Investment Trust
TSE	Toronto Stock Exchange
XASE	NYSE Amex Exchange
XETR	Frankfurt Stock Exchange
XSWX	Six Swiss Exchange
XVTX	Virt-X Pan-European Stock Exchange

Note:

The descriptions of the companies shown in the schedules of investments were obtained from published reports or other sources believed to be reliable.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2011 (Unaudited)

1. DETERMINATION OF NET ASSET VALUE

Each portfolio of the Pacific Select Fund (the “Fund”) is divided into shares. The price of a portfolio’s shares is called its net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each portfolio’s NAV per share is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds), subtracting a portfolio’s liabilities, and dividing by the total number of shares outstanding. The value of each security or other investment is the amount which a portfolio might reasonably expect to receive for the investment upon its current sale in the ordinary course. The valuation of investments held by the portfolios of the Fund is discussed in further detail below.

Each portfolio’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, all investments are generally calculated as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.

Each portfolio’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

2. INVESTMENT VALUATION

For purposes of calculating the NAV, the value of investments held by each portfolio is based primarily on pricing data obtained from various sources approved by the Fund’s Board of Trustees (the “Board”).

Money Market Instruments and Short-Term Investments. The investments of the Cash Management Portfolio and money market and short-term investments in other portfolios maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation, (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Domestic Equity Investments. For domestic equity investments, the portfolios use the last reported sale price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.

Foreign Equity Investments. Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Fund then may adjust for market events which may occur between the close of certain foreign exchanges and the NYSE. The Fund has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Over-the-Counter (“OTC”) Investments and Certain Equity Investments. OTC investments, including options contracts, and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and asked prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.

Domestic and Foreign Fixed Income Investments. Fixed income investments are generally valued using the mean between the bid and ask prices provided by approved pricing and quotation services which are based upon evaluated prices determined from various observable market and other factors. Certain bonds are valued by benchmark, matrix, or other pricing processes approved by the Board.

Pacific Dynamix Portfolios. The Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios, (collectively, the “Pacific Dynamix Portfolios”) invest substantially all of their assets in the PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD International Large-Cap and PD Emerging Markets Portfolios (collectively, the “PD Underlying Portfolios”). Presently, only the Pacific Dynamix Portfolios, and the investment adviser and certain of its affiliates can invest in the PD Underlying Portfolios, which are valued at their respective NAVs at the time of computation.

Feeder Portfolios. The NAVs of the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio and the American Funds Asset Allocation Portfolio are determined by the Fund based upon the NAVs of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”) at the time of computation. The NAVs of the Master Funds are determined by the management of the Master Funds and not Pacific Select Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information.

Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board. The Board has adopted procedures (“Fund Procedures”) that include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, a Trustee Valuation Committee or other valuation committee will determine the

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

value of such investments in accordance with alternative valuation methodologies under the Fund Procedures which may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Board approved alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee or determined by a valuation committee approved by the Board or a delegate of the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a portfolio might reasonably expect to receive upon the current sale of the investments in the ordinary course, such values may differ from the value that a portfolio would actually realize if the investments were sold.

Market quotations are considered not readily available if: (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment, or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of these investments may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original investment. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of the Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.

The Pacific Dynamix Portfolios are exposed to the same risks as the PD Underlying Portfolios in direct proportion to the allocation of assets among those portfolios. Allocations among the PD Underlying Portfolios are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes give various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PD Underlying Portfolios may cause them to underperform other mutual funds with a similar investment objective. The Pacific Dynamix Portfolios are non-diversified as to issuers (i.e. PD Underlying Portfolios), and may invest a significant portion of its assets in any PD Underlying Portfolio (see Note 6).

The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.

Fixed income (debt) investments are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a portfolio’s fixed income (debt) investment (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Illiquid Investments

The portfolios may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the Cash Management Portfolio), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such investments quickly for its full value. The value of Illiquid Investments held by each portfolio as of March 31, 2011 was less than 15% of its net assets (5% of total assets for the Cash Management Portfolio).

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

Senior Loan Participations and Assignments

Certain portfolios may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance of the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of March 31, 2011, no participation interest in Senior Loans was held by any of the portfolios.

Inflation-Indexed Bonds

Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.

Mortgage-Related and Other Asset-Backed Securities

Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

Mortgage dollar rolls, principally on a forward commitment basis, involve a portfolio selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not substantially the same securities at an agreed-upon price on a fixed date in the future. A portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.

PACIFIC SELECT FUND
SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

U.S. Government Agencies or Government-Sponsored Enterprises

Certain portfolios may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the portfolios’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

When-Issued Securities

Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.

Short Sales

Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of

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desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.

Repurchase Agreements

Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s ) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Reverse Repurchase Agreements

Certain portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the portfolio. A reverse repurchase agreement involves the risk that the market value of the security sold by a portfolio may decline below the repurchase price of the security. A portfolio will segregate assets determined to be liquid by the portfolio manager or otherwise cover its obligations under reverse repurchase agreements.

Derivative Investments

Certain portfolios are permitted to invest in derivative investments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, credit default swaps, and total return swaps (see Note 5 for a detailed discussion on derivative instruments).

4. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Fund characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing each portfolio’s investments are not necessarily an indication of the risks associated with investing in those investments. For example, investments of money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 2) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Fund presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out of Level 3 are based on values at the end of the period. The Fund also presents the amounts and reasons for significant transfers, if any, between Level 1 and Level 2 in the fair value hierarchy. For the period March 31, 2011, there were no significant transfers between Level 1, Level 2 and Level 3. A summary of each portfolio’s investments as of March 31, 2011 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each portfolio’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Investments in mutual funds, including affiliated mutual funds are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and by a discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by the Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models that incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Swaps

Interest Rate Swaps

Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps

Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps

Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, such investments are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

5. DERIVATIVE INVESTMENTS CATEGORIZED BY RISK EXPOSURE

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility and credit (including counterparty) risks.

Market Risks Managed By Investing In Derivatives

Interest rate risk – A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain portfolios may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk – A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency denominated securities and other foreign investments may reduce the returns of the portfolio. To manage these risks, certain portfolios may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and

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market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain portfolios may invest in various derivative instruments. Derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. Similar to credit risk, a portfolio may be exposed to counterparty risk, or the risk that an institution or other entity with which a portfolio has unsettled or open transactions will default.

Financial assets of counterparties, which potentially expose a portfolio to counterparty risk, consists mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit and counterparty risks to the portfolios by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain portfolios may invest in derivative instruments tied to a security issuers’ financial strength.

A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features

Certain portfolios are parties to various agreements, including by not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a portfolio or its counterparty to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a portfolio or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other party. To reduce credit and counterparty risk associated with transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Derivative Investments

In addition to managing the market risks described above, certain portfolios, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goal. Each derivative instrument and the reasons a portfolio invested in derivatives during the year are discussed in further detail below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities, and counterparty risk. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. During the reporting period, the portfolios entered into futures contracts for the following reasons: The Diversified Bond Portfolio used Treasury and Eurodollar futures to manage interest rate risk and duration. The Inflation Managed and Managed Bond Portfolios used financial and money market futures to manage exposure to securities markets and/or to manage interest rate risk. The Short Duration Bond Portfolio used Treasury and Eurodollar futures contracts to manage interest rate risk. The Equity Index, Small-Cap Equity, Small-Cap Index, PD Large Cap Growth, PD Large Cap Value, PD Small Cap Growth, and PD Small Cap Value Portfolios utilized futures to

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help provide equity exposure to the portfolio’s cash balances and accruals, and to provide daily liquidity for the portfolio’s inflows and outflows. The Long/Short Large-Cap Portfolio used futures contracts to maintain full exposure to the equity markets, to hedge various investments for risk management purposes and to increase returns. The International Value Portfolio used futures contracts to maintain full exposure to the equity markets.

Options Contracts

An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

During the reporting period, the portfolios entered into options contracts for the following reasons: The Diversified Bond Portfolio purchased Treasury and Eurodollar options to manage interest rate risk and duration. The Growth LT Portfolio wrote call options to help increase returns. The Inflation Managed and Managed Bond Portfolios purchased or wrote options and swaptions on futures, currencies, and swaps, as a means of capitalizing on anticipated changes in market volatility and to generate income. Both Funds also purchased or wrote inflation floors to manage duration.

Forward Foreign Currency Contracts

A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty. During the reporting period, the portfolios entered into forward foreign currency contracts for the following reasons: The Diversified Bond, Growth LT and International Value Portfolios used Forward Contracts for hedging purposes to help protect the Fund’s returns against adverse currency movements. The Inflation Managed and Managed Bond Portfolios used Forward Contracts in connections with settling planned purchases or sales of investments, to hedge against currency exposure associated with some or all of these portfolios’ investments and as a part these portfolios’ investment strategy.

Swaps

Swaps are privately negotiated agreements between the portfolios and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain or loss in the Statements of Operations.

Interest Rate Swaps

Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps,

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under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain portfolios hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios enter into interest rate swap agreements.

A portfolio investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

During the reporting period, the portfolios entered into interest rate swap contracts for the following reasons: The Diversified Bond Portfolio entered into interest rate swaps to help manage nominal or real interest rate risk, as a substitute for securities and as part of the portfolio’s investment strategy. The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure.

Credit Default Swaps

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.

A portfolio investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate and sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate and sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit

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index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A portfolio may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A portfolio may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2011 for which a portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

During the reporting period, the portfolios entered into credit default swap contracts for the following reasons: The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities or to the broader investment grade, high yield, or emerging market through the use of credit default swaps on credit indices. Both Portfolios also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and cash bond market.

Total Return Swaps

A portfolio investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover a portfolio’s exposure to the counterparty. During the reporting period, the portfolios entered into total return swap contracts for the following reasons: The Diversified Bond Portfolio entered into total return swaps to manage exposure to the mortgage-backed securities market, as a substitute for securities and as part of the portfolio’s investment strategy.

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March 31, 2011 (Unaudited)

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement. The derivative investments held as of March 31, 2011 as disclosed in the Notes to Schedules of Investments and the amounts of realized gains and losses and changes in unrealized appreciation and depreciation on derivative investments during the period ended March 31, 2011 as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

The Fund records it derivatives at fair value. The Fund does not use hedge accounting under the accounting principles generally accepted in United States of America (“U.S. GAAP”). Although a portfolio’s investments in derivatives may represent economic hedges as part of its investment objectives, they are considered to be non-hedge transactions for purposes of U.S. GAAP.

6. TRANSACTIONS WITH AFFILIATES

The 1940 Act, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the year. As of March 31, 2011, the American Funds Growth-Income Portfolio owned more than 5% of the outstanding voting shares of the Growth-Income Master Fund, and each of the Pacific Dynamix Portfolios owned shares in each of the affiliated applicable PD Underlying Portfolios. A summary of transactions for the period ended March 31, 2011 and total investments by the American Funds Growth-Income and each of the Pacific Dynamix Portfolios in the Growth-Income Master Fund and each of the PD Underlying Funds, respectively, as of March 31, 2011 is as follows:

	Value as of		Distributions		Net	Change in	As of March 31, 2011
	December 31,	Purchase	Received and	Sales	Realized	Unrealized		Share	Ownership
Portfolio/Master Fund	2010	Cost (1)	Reinvested (2)	Proceeds	Loss (3)	Appreciation	Value	Balance	Percentage
American Funds Growth-Income
American Funds Insurance Series® Growth-Income Fund - Class 1	$1,395,773,576	$3,577,932	$-	$31,846,086	($3,646,018)	$61,958,968	$1,425,818,372	39,694,275	5.55%

	Value as of		Distributions		Net	Change in	March 31, 2011
Portfolio/PD	December 31,	Purchase	Received and	Sales	Realized	Unrealized		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	Appreciation	Value	Balance	Percentage
Pacific Dynamix – Conservative Growth
PD Aggregate Bond Index	$76,110,727	$930,291	$-	$1,858,388	$109,564	$53,687	$75,345,881	7,100,747	44.32%
PD High Yield Bond Market	6,531,848	93,120	-	161,746	21,937	221,582	6,706,741	566,134	12.43%
PD Large-Cap Growth Index	13,031,466	1,885,998	-	390,977	73,820	716,938	15,317,245	1,010,158	19.84%
PD Large-Cap Value Index	18,690,930	278,305	-	574,019	106,170	1,072,627	19,574,013	1,318,591	21.30%
PD Small-Cap Growth Index	2,108,405	606,872	-	14,425	4,359	216,727	2,921,938	172,477	11.86%
PD Small-Cap Value Index	3,111,157	953,949	-	21,638	6,036	226,106	4,275,610	274,755	15.32%
PD International Large-Cap	10,197,505	3,148,241	-	115,386	28,366	343,931	13,602,657	953,894	20.96%

Total	$129,782,038	$7,896,776	$-	$3,136,579	$350,252	$2,851,598	$137,744,085

	Value as of		Distributions		Net	Change in	March 31, 2011
Portfolio/PD	December 31,	Purchase	Received and	Sales	Realized	Unrealized		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	Appreciation	Value	Balance	Percentage
Pacific Dynamix – Moderate Growth
PD Aggregate Bond Index	$55,224,358	$12,969,578	$-	$595,662	$38,645	$134,218	$67,771,137	6,386,888	39.87%
PD High Yield Bond Market	6,215,597	1,338,413	-	32,464	4,488	241,882	7,767,916	655,711	14.39%
PD Large-Cap Growth Index	26,968,073	4,707,360	-	290,907	92,966	1,592,543	33,070,035	2,180,937	42.82%
PD Large-Cap Value Index	32,529,642	4,702,733	-	186,844	54,263	2,103,368	39,203,162	2,640,896	42.66%
PD Small-Cap Growth Index	4,827,526	528,870	-	60,588	21,845	438,042	5,755,695	339,748	23.35%
PD Small-Cap Value Index	6,381,567	769,012	-	113,247	35,623	394,172	7,467,127	479,845	26.75%
PD International Large-Cap	21,078,182	3,214,254	-	134,943	39,411	757,269	24,954,173	1,749,926	38.46%
PD Emerging Markets	4,846,806	714,415	-	-	-	121,924	5,683,145	337,416	20.27%

Total	$158,071,751	$28,944,635	$-	$1,414,655	$287,241	$5,783,418	$191,672,390

	Value as of		Distributions		Net	Change in	March 31, 2011
Portfolio/PD	December 31,	Purchase	Received and	Sales	Realized	Unrealized		Share	Ownership
Underlying Portfolio	2010	Cost (1)	Reinvested (2)	Proceeds	Gain (3)	Appreciation	Value	Balance	Percentage
Pacific Dynamix – Growth
PD Aggregate Bond Index	$21,361,865	$5,885,050	$-	$427,668	$19,575	$45,914	$26,884,736	2,533,672	15.81%
PD Large-Cap Growth Index	22,293,837	5,333,226	-	263,125	78,550	1,395,152	28,837,640	1,901,815	37.34%
PD Large-Cap Value Index	26,269,414	5,408,296	-	362,845	96,789	1,701,124	33,112,778	2,230,621	36.04%
PD Small-Cap Growth Index	6,456,304	1,643,132	-	128,301	45,122	632,903	8,649,160	510,545	35.09%
PD Small-Cap Value Index	7,434,744	1,860,004	-	149,683	48,504	504,218	9,697,787	623,189	34.75%
PD International Large-Cap	20,205,339	3,434,680	-	225,536	50,862	696,033	24,161,378	1,694,331	37.24%
PD Emerging Markets	4,404,438	1,422,129	-	106,244	34,387	114,405	5,869,115	348,457	20.94%

Total	$108,425,941	$24,986,517	$-	$1,663,402	$373,789	$5,089,749	$137,212,594

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SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

(1) Purchased cost excludes distributions received and reinvested.
(2) Distributions received include distributions from net investment income, if any.
(3) Net realized gain includes distributions from capital gains, if any.

7. SECURITIES LENDING

The Fund, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company, dated April 17, 2009 (“Agreement”), to provide securities lending services to the portfolio. Under this program, the proceeds (cash collateral) received from borrowers are used to finance the costs of (i) purchasing long positions in excess of the value of the portfolio’s assets and/or (ii) borrowing securities sold short, in order to help achieve the portfolio’s stated investment objective.

Under the Agreement, the borrowers pay the portfolio’s negotiated lenders’ fees and the portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. Each portfolio manager of the portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Fund’s policy that the portfolio managers vote on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio manager, the Fund or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

8. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of March 31, 2011, were as follows:

				Net	Net
		Gross	Gross	Unrealized	Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
Cash Management	$827,927,215	$-	$-	$-	$-	$-
Diversified Bond	3,706,446,525	99,097,869	(44,343,172)	54,754,697	(5,327,532)	49,427,165
Floating Rate Loan	1,023,759,175	22,315,737	(2,861,528)	19,454,209	3,437	19,457,646
High Yield Bond	1,087,902,532	77,589,324	(4,143,530)	73,445,794	(280)	73,445,514
Inflation Managed	6,723,157,950	38,908,294	(57,794,420)	(18,886,126)	(1,318,157)	(20,204,283)
Managed Bond	6,827,116,383	268,819,873	(136,718,300)	132,101,573	6,232,079	138,333,652
Short Duration Bond	1,594,261,614	17,600,657	(11,894,602)	5,706,055	586,852	6,292,907
American Funds Growth	985,817,109	113,999,394	(59,394,553)	54,604,841	-	54,604,841
American Funds Growth-Income	1,549,085,090	57,889,595	(181,156,313)	(123,266,718)	-	(123,266,718)
Comstock	1,801,197,881	502,315,458	(39,893,277)	462,422,181	-	462,422,181
Dividend Growth	986,679,987	142,939,050	(15,826,420)	127,112,630	2,124	127,114,754
Equity Index	2,037,148,797	719,069,979	(29,548,793)	689,521,186	587,210	690,108,396
Focused 30	126,608,934	26,284,607	(3,718,703)	22,565,904	9,796	22,575,700
Growth LT	1,368,097,115	300,223,760	(33,957,257)	266,266,503	(530,475)	265,736,028
Large-Cap Growth	1,111,531,590	330,075,551	(1,385,378)	328,690,173	-	328,690,173
Large-Cap Value	2,638,086,929	640,595,317	(39,334,718)	601,260,599	84,574	601,345,173
Long/Short Large-Cap	1,788,149,550	279,799,872	(22,958,470)	256,841,402	(46,479,650)	210,361,752
Main Street Core	1,254,805,155	272,145,964	(6,393,502)	265,752,462	-	265,752,462
Mid-Cap Equity	1,691,316,603	408,240,646	(11,667,240)	396,573,406	-	396,573,406
Mid-Cap Growth	992,621,825	394,866,233	(16,578,438)	378,287,795	26,610	378,314,405
Mid-Cap Value	1,086,256,761	156,681,621	(7,366,012)	149,315,609	-	149,315,609
Small-Cap Equity	991,126,529	186,206,171	(37,561,343)	148,644,828	143,663	148,788,491
Small-Cap Growth	513,133,655	202,410,931	(8,098,571)	194,312,360	-	194,312,360
Small-Cap Index	484,982,502	121,754,080	(72,456,132)	49,297,948	76,440	49,374,388
Small-Cap Value	475,584,463	182,721,586	(9,224,532)	173,497,054	70	173,497,124
Health Sciences	76,340,246	37,549,084	(2,323,296)	35,225,788	-	35,225,788
Real Estate	507,133,478	155,751,596	(7,884,710)	147,866,886	419	147,867,305
Technology	84,069,017	14,544,000	(888,094)	13,655,906	1,460	13,657,366
Emerging Markets	1,268,114,740	532,037,928	(14,704,156)	517,333,772	(932,314)	516,401,458
International Large-Cap	2,160,927,681	412,156,486	(74,322,025)	337,834,461	296,690	338,131,151
International Small-Cap	779,529,254	234,270,219	(21,546,619)	212,723,600	48,489	212,772,089
International Value	1,686,301,923	64,717,237	(69,871,039)	(5,153,802)	1,658,552	(3,495,250)
American Funds Asset Allocation	212,421,151	39,770,726	-	39,770,726	-	39,770,726
Pacific Dynamix - Conservative Growth	131,142,079	6,602,006	-	6,602,006	-	6,602,006

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SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)
March 31, 2011 (Unaudited)

				Net	Net
		Gross	Gross	Unrealized	Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)
Pacific Dynamix - Moderate Growth	$173,176,016	$18,496,374	$-	$18,496,374	$-	$18,496,374
Pacific Dynamix - Growth	121,497,437	15,715,157	-	15,715,157	-	15,715,157
PD Aggregate Bond Index	168,955,347	2,538,976	(985,126)	1,553,850	547	1,554,397
PD High Yield Bond Market	58,781,730	3,323,739	(109,788)	3,213,951	-	3,213,951
PD Large-Cap Growth Index	63,536,932	14,096,619	(656,814)	13,439,805	14,417	13,454,222
PD Large-Cap Value Index	78,244,050	14,017,634	(431,737)	13,585,897	43,875	13,629,772
PD Small-Cap Growth Index	17,883,796	7,375,875	(561,610)	6,814,265	15,644	6,829,909
PD Small-Cap Value Index	22,011,189	6,396,812	(437,433)	5,959,379	15,644	5,975,023
PD International Large-Cap	57,082,336	9,789,314	(1,473,875)	8,315,439	1,490	8,316,929
PD Emerging Markets	19,353,789	8,937,298	(276,098)	8,661,200	(3,526)	8,657,674

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short and assets and liabilities in foreign currencies, if any.

Item 2. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	May 31, 2011

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	May 31, 2011